UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	August 31, 2020

Date of reporting period:	August 31, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Institutional, J, & R Share Classes
Annual Report
August 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
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Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 2
Blue Chip Fund (unaudited) 3
Bond Market Index Fund (unaudited) 4
Diversified Real Asset Fund (unaudited) 5
Edge MidCap Fund (unaudited) 6
Global Multi-Strategy Fund (unaudited) 7
International Equity Index Fund (unaudited) 8
International Small Company Fund (unaudited) 9
Opportunistic Municipal Fund (unaudited) 10
Origin Emerging Markets Fund (unaudited) 11
Small-MidCap Dividend Income Fund (unaudited) 12
Small-MidCap Growth Fund (unaudited) 13
Spectrum Preferred and Capital Securities Income Fund (unaudited) 14
Financial Statements 16
Notes to Financial Statements 45
Schedules of Investments 74
Financial Highlights (includes performance information) 210
Report of Independent Registered Public Accounting Firm 226
Shareholder Expense Example 228
Supplemental Information 230

1
Economic & Financial Market Review
The August drop in new COVID-19 cases in the United States allowed the recovery to broaden. The rise in new cases in Europe and a second wave in Japan is dampening their nascent rebounds. China’s upturn marches on.
It was a risk-on month for financial markets, but long-term yields edged higher, handing losses to holders of safe-haven government bonds.
Stock markets may have more upside as economic activity resumes and people get back to work. Long-term equity returns will likely be limited given current valuations.
In the U.S., housing activity is booming. Sales of existing and new homes are soaring, with the latter the best since late 2006. Business orders for durable goods jumped 11.2% in July, far above expectations—this after a 7.7% surge in June. Orders and shipments for non-defense capital goods ex aircraft, a measure of business’ capital spending, are both essentially flat with July last year. Retail sales are back to new highs. July household income and spending kept rising. Steel production is up for the 11th straight week (but still well below last year).
Absent another outbreak of COVID-19 activity, the U.S. economic revival should stay on track.
Despite a series of setbacks, a mild recovery from the economic lockdowns in Japan is underway. Support for the ruling party was strong and an election doesn’t have to be held until October 2021, so policy will likely not change much after Prime Minister Shinzo Abe’s resignation.
With the second wave of infections diminishing, we expect Japan’s revival to gradually strengthen. We expect the moderate Eurozone rebound to persist. China was the first to succumb to recession and is leading the way out.
*Commentary taken from September 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

2
Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months.
Institutional and Class R shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

3
Blue Chip Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Blue Chip Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies.
Amazon, an e-commerce and cloud computing company started by Jeff Bezos in 1994, contributed this year as many people are limiting how often they leave the house, and Amazon has been the go-to option for online shopping amid the COVID-19 crisis. PayPal, which started as a payment service for merchants on eBay.com and since grown to become the leading platform in digital and mobile payments, contributed.
Microsoft, whose CEO Satya Nadella has positioned Microsoft for the future, with key investments in its fast-growing commercial cloud business and the transition of its Office suite to a subscription service delivered over the internet, contributed. Adobe, the market leader in software for creative professionals worldwide, was a contributor. Alphabet, whose core Google business has significant advantages and will continue to benefit as advertising budgets move from traditional media to where people increasingly spend their time, contributed.
Restaurant Brands International, a holding company with an owner-operator culture that manages Burger King, Tim Hortons, and Popeye's, detracted. Automatic Data Processing, the leading provider of human capital management solutions that helps businesses manage payrolls, taxes, benefits, and other aspects of human resources, detracted. YUM! Brands, the second-largest global quick-service restaurant company, consisting of four primary brands: Taco Bell, KFC, Pizza Hut, and the newly acquired Habit Burger, detracted as it has been impacted alongside the rest of the restaurant industry during the COVID-19 crisis. Markel, a specialty insurance underwriter, focusing on non-standard and hard to place risks with disciplined underwriting that has resulted in attractive returns on capital compared to competitors, detracted. Berkshire
Hathaway, a diversified company that has been built over decades by owner-operators Warren Buffett and Charlie Munger, detracted.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 38.58% 21.18% 19.11% 9/11/17 6/14/12
Including Sales Charge 37.58% 21.18% 19.11%
Institutional Shares 38.88% 21.53% 19.49% 6/14/12 –
R-3 Shares 38.20% 20.90% 18.84% 3/29/16 6/14/12
R-4 Shares 38.45% 21.13% 19.07% 3/29/16 6/14/12
R-5 Shares 38.66% 21.28% 19.21% 3/29/16 6/14/12
R-6 Shares 39.01% 21.57% 19.48% 1/3/17 6/14/12
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

4
Bond Market Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Bond Market Index Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg Barclays U.S. Aggregate Bond Index (the "index")
at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
Security specific impacts within investment-grade corporate bonds contributed. Slightly higher allocation compared to index weight to mortgage-backed securities contributed. Lower allocation compared to index weight to commercial mortgage-backed securities contributed.
Slightly higher allocation compared to index weight to U.S. Treasury securities detracted. Security specific impacts within government related credit detracted. Slightly lower allocation compared to index weight to investment-grade corporate bonds detracted.
Value of a $10,000 Investment* August 31, 2010 - August 31, 2020
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.75% 3.54% 2.79% 3/16/10
Including Sales Charge 4.75% 3.54% 2.79%
Institutional Shares 6.29% 4.04% 3.44% 12/30/09
R-1 Shares 5.27% 3.13% 2.42% 12/30/09
R-2 Shares 5.46% 3.27% 2.56% 12/30/09
R-3 Shares 5.66% 3.47% 2.75% 12/30/09
R-4 Shares 5.84% 3.70% 2.97% 12/30/09
R-5 Shares 6.01% 3.78% 3.07% 12/30/09

5
Diversified Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: BlackRock Financial Management, Inc.; ClearBridge RARE Infrastructure (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware
Investments Fund Advisers; Mellon Investments Corporation; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Symphony Asset Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Real Asset Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies
(which include tangible assets and investments that are expected to perform well in periods of rising or high inflation).
Manager performance and style selection within infrastructure contributed as both infrastructure managers (RARE and Macquarie)
outperformed their individual benchmarks. Both managers had strong security selection vs their respective benchmarks and RARE’s utility focus led them to outperform broader global infrastructure and have a strong style selection contribution. The standalone allocation to water contributed to positive style selection as the global water industry significantly outperformed broader infrastructure stocks. Style selection and manager performance contributed within natural resources. The standalone allocation to timber contributed to positive style selection as the global timber industry outperformed broader natural resource stocks. Manager performance was positive for Mellon, which had good stock selection across energy, agriculture, and metals & mining. Pictet also outperformed their benchmark, primarily through good stock selection in paper, wood products, and timberland. Manager performance and positive asset allocation effect within commodities; the underweight allocation to commodities contributed, as did Credit Suisse’s outperformance vs. their benchmark.
Style selection effect and manager performance within real return; the allocation to floating rate, and to a lesser extent to commercial mortgage-backed securities, both underperformed Treasury Inflation Protected Securities; additionally, within the floating rate notes sleeve,
Symphony underperformed their benchmark. Asset allocation effect within infrastructure and natural resources; the portfolio’s overweight position in infrastructure and the timing of the portfolio’s underweight position in natural resources detracted from relative performance.
Value of a $10,000 Investment* August 31, 2010 - August 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 1.36% 2.13% 3.31% 3/16/10 –
R-3 Shares 0.78% 1.61% 2.77% 3/29/16 3/16/10
R-4 Shares 0.95% 1.81% 2.97% 3/29/16 3/16/10
R-5 Shares 1.01% 1.94% 3.10% 3/29/16 3/16/10
R-6 Shares 1.32% 2.18% 3.32% 12/31/14 3/16/10
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

6
Edge MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Edge MidCap Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. The
Fund invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
YETI Holdings, Inc. outperformed as investors became more enthused that outdoor activities would benefit as people shifted travel habits in light of COVID-19. Varian Medical Systems, Inc. contributed as it was announced that Siemens Healthineers would acquire Varian.
Teradyne, Inc. boosted results as the company beat expectations and raised guidance due to stronger-than-expected results in semiconductor testing as 5G infrastructure, networking, and memory test spending grew.
Washington Federal, Inc. detracted from relative performance due to concerns about net interest margins compressing and their ability to grow their commercial loan portfolio. Fidelity National Financial, Inc. - FNF Group, a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL Holdings. Universal Health Services, Inc. Class B underperformed after first quarter results came in at the low end of estimates and investors worried about the impact of COVID-19 on elective surgeries which are more profitable for the company.
Value of a $10,000 Investment* September 28, 2015 - August 31, 2020
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 6.97% 11.98% 9/28/15 –
R-6 Shares 7.11% 12.18% 1/3/17 9/28/15
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

7
Global Multi-Strategy Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Finisterre Capital LLP; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP;
Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, INC.; Sound Point Capital Management, LP;
Wellington Management Company LLP; York Registered Holdings, L.P.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Global Multi-Strategy Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, the Fund invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
Six of the nine sleeves in the GMS portfolio were positive. The equity long/short sleeve sub-advised by LA Capital was the top contributor with gains driven by an overweight to companies with strong management success and earnings quality and an underweight to companies with high pension risk. The event-driven sleeve sub-advised by York gained as positions in Asian special situation equities contributed to performance. The emerging markets credit sleeve sub-advised by Finisterre contributed with gains driven by positions in Sri Lankan sovereign credit, U.S. rates, and Indonesian local rates. The equity long/short sleeve sub-advised by Wellington was also a strong contributor with positive results driven by the U.S. all-cap, U.S. small-cap and Europe total return strategies. The equity long/short sleeve sub-advised by Gotham contributed with gains driven by long positions in the information technology sector. The credit sleeve sub-advised by Loomis
Sayles profited from exposures to investment-grade and high yield corporate bonds.
Securitized assets were the primary detractors for the period. The market neutral sleeve sub-advised by KLS was the top detractor with losses coming from positions in commercial mortgage-backed securities, GSE credit, and Intelsat. The macro sleeve sub-advised by Graham also detracted as long exposure equities in Europe and Asia and various currency positions weighed on performance. The credit sleeve sub-advised by Sound Point detracted as core positions in Southcross Energy and Ecobat weighed on performance. In addition, a bank loan position in Valtris Specialty Chemical detracted.
Value of a $10,000 Investment* October 24, 2011 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 3.44% 2.75% 3.21% 10/24/11 –
R-6 Shares 3.44% 2.77% 3.21% 6/12/17 10/24/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

8
International Equity Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
International Equity Index Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE NTR Index at the time of purchase. The index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the index.
Eight of the eleven economic sectors in the index posted positive returns as information technology and health care posted the best returns for the year. Fortescue Metals Group, M3, and Adyen contributed.
The energy and real estate sectors were the weakest performers. Wirecard, Rolls-Royce Holdings, and Royal Dutch Shell detracted.
Value of a $10,000 Investment* August 31, 2010 - August 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Institutional Shares 5.77% 4.48% 5.55% 12/30/09 –
R-1 Shares 4.86% 3.57% 4.63% 12/30/09 –
R-2 Shares 5.02% 3.72% 4.77% 12/30/09 –
R-3 Shares 5.11% 3.89% 4.95% 12/30/09 –
R-4 Shares 5.34% 4.09% 5.16% 12/30/09 –
R-5 Shares 5.45% 4.22% 5.29% 12/30/09 –
R-6 Shares 5.66% 4.46% 5.51% 1/3/17 12/30/09
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

9
International Small Company Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
International Small Company Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
Allocation to the United Kingdom contributed. In the U.K., stock selection amongst British real estate and consumer durables contributed to relative performance. Overall, the consumer discretionary, information technology, and consumer staples sectors were notable contributors to relative performance. Stars Group, ASM International, COSMOS Pharmaceutical, Saracen Mineral, and GVC Holdings were the biggest individual contributors to performance.
Underperformance was highly concentrated within continental Europe over the past year. Stock selection amongst Swedish industrials and health care companies detracted from relative performance the most while an absence of exposure from Swiss pharmaceuticals and biotech companies also detracted from performance as the race for a COVID-19 vaccine has driven positive absolute performance in those types of companies. Industrials, health care, and utilities sectors were the most notable detractors. Stock selection in the industrials sector significantly detracted from relative performance. Capital goods and transportation companies significantly underperformed given their particularly high sensitivity to economic activity and our holdings’ higher exposure to the aircraft and travel end markets, which were most impacted from the
COVID-19 pandemic by related economic lockdown measures. Enerplus, AerCap, Cineworld, William Hill, and Air Canada were the biggest individual detractors from relative performance.
Value of a $10,000 Investment* June 11, 2014 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 4.49% 5.84% 4.04% 12/31/14 6/11/14
R-6 Shares 4.67% 5.85% 4.02% 1/3/17 6/11/14
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

10
Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities
("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Allocation to Nustar Logistics, Texas State Municipal Gas Acquisition & Supply, and Delta Air Lines – LaGuardia Airport Terminals
contributed.
Allocation to Metropolitan Washington Airport Authority, New York State Environmental Facilities Solid Waste Disposal, and Buckeye Ohio
Tobacco Settlement Finance Authority detracted.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares 0.99% 5.47% 5.24% 3/10/15 6/14/12
* Extended performance is calculated based on the historical performance of the Fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

11
Origin Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Origin Emerging Markets Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market country (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
The underweight allocation to financials was the leading contributor to outperformance, with Indian Financials the leading holdings in terms of positive effect. Stock selection in the communication services sector provided the second biggest beneficial effect on relative performance.
At a country level, Taiwan was the outright leader in terms of additive performance, but the overweight China was also beneficial.
Some sectors detracted from the positive result. The main drag at sector level proved to be health care. Stock selection within Industrials was also marginally detracting. At a geographic level, Korea proved the most significant detractor from overall performance.
Value of a $10,000 Investment* January 23, 2015 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Institutional Shares 18.21% 8.97% 4.71% 1/23/15
R-6 Shares 18.30% 9.01% 4.74% 1/23/15

12
Small-MidCap Dividend Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Small-MidCap Dividend Income Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least
80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. The Fund's investments include the securities of foreign issuers and real estate investment trusts.
MKS Instruments, Inc. outperformed due to improving sentiment for semiconductor capital equipment stocks, which had been very negative the prior year. Acushnet Holdings Corp. reported solid results due to strength in its Titleist Clubs and higher volumes in irons, hybrids, and putters. The company also expanded margins and announced a mid-tier golf ball product in 2020. CyrusOne, Inc. outperformed as management raised guidance during the period, raised the dividend, and affirmed that it would not need to raise capital to fund its European expansion. Additionally, rumors of private equity interest in the company impacted the stock.
EPR Properties underperformed as the entertainment real estate investment trust (REIT) suffered from concerns about the financial health of its largest tenants in light of stay-at-home mandates across the nation. NFI Group Inc. detracted as concerns developed that new competition in the growing electric bus market might pressure margins. These concerns were then followed by apprehension about the impact that
COVID-19 would have on bus ridership, likely leading municipalities to cut back on spending at a time when municipal budgets are shrinking. PacWest Bancorp detracted due to concerns about net interest margins compressing due to its commercial loan portfolio, which is levered to short term rates, and the level of provisions that may be needed in a sharp economic slowdown.
Value of a $10,000 Investment* June 6, 2011 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Institutional Shares -12.36% 5.26% 7.53% 6/6/11 –
R-6 Shares -12.24% 5.32% 7.52% 1/3/17 6/6/11
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

13
Small-MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Columbus Circle Investors
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Small-MidCap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small to medium market capitalizations at the time of purchase. For this Fund, companies with small to medium market capitalizations are those with market capitalizations within the range of companies in the Russell 2500 Growth Index.
Dexcom, a medical device manufacturer focused on diabetes management, contributed due to robust demand of its market-leading continuous glucose monitoring systems. An out-of-index allocation to Chewy, an online retailer of pet products and supplies, contributed as pet industry sales continue to migrate online. RingCentral, a provider of cloud-based business communications software, contributed as the company continued to benefit from increased secular adoption of its solutions and its partnership with Avaya.
SunPower Corporation, a leading developer of solar products and services detracted due to project execution challenges that impacted profitability, raising doubts about the achievability of the company’s long-term margin targets. Exact Sciences, a provider of cancer screening and diagnostics testing, detracted due to slower-than-expected momentum in its flagship Cologuard colorectal cancer screening product, as well as competitive concerns regarding the company’s position in liquid biopsy. Seattle Genetics, a biotechnology company that develops therapies targeting cancer that was not owned for a large portion of the year in the portfolio, but is in the index, detracted as shares rose on favorable drug trials, approvals, and launches of key drugs targeting breast cancer and bladder cancer.
Value of a $10,000 Investment* June 12, 2019 - August 31, 2020
1-Year Since Inception Inception Date
Institutional Shares 39.77% 34.40% 6/12/19

14
Spectrum Preferred and Capital Securities Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Spectrum Preferred and Capital Securities Income Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
AT1 Coco’s were the best performing asset class this period as investors sought the additional yield pickup this asset offers relative to other
Preferred securities. European Central Bank actions to ease capital rules and positive comments on AT1 coupons also were supportive. This was a strong period of performance for assets with duration as rates trended lower significantly and we got extraordinary fiscal and monetary support. The Insurance hybrids, given their longer duration, performed strongly. Legacy Tier1 bonds in the portfolio performed strongly due to a combination of decreasing rates and increasing liability management activity as we approach the point at which these bonds will lose all Tier1 credit.
The $1000 par Preferreds in the portfolio lagged relative to Jr. subordinated debt given supply and non-call/extension on a number of bonds as a result of the low rate environment. The Insurance hybrid floaters detracted from performance given falling LIBOR rates. Outflows that hit the portfolio in March of 2020 necessitated selling which affected performance given the strong rebound that we have had since then due to fiscal and monetary support.
Value of a $10,000 Investment* August 31, 2010 - August 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class J Shares Excluding Sales Charge 4.67% 5.37% 6.38% 12/29/03 –
Including Sales Charge 3.67% 5.37% 6.38%
Institutional Shares 4.96% 5.66% 6.78% 5/1/02 –
R-1 Shares 4.24% 4.83% 5.92% 11/1/04 –
R-2 Shares 4.24% 4.95% 6.06% 6/1/04 –
R-3 Shares 4.49% 5.15% 6.24% 6/1/04 –
R-4 Shares 4.71% 5.36% 6.44% 6/1/04 –
R-5 Shares 4.82% 5.48% 6.58% 6/1/04 –
R-6 Shares 5.17% 5.70% 6.75% 1/3/17 5/1/02
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
16
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 4,853,455 $ 2,207,789 $ 3,051,154
Investment in affiliated Funds--at cost ...................................................
$ 11,250 $ 170,674 $ 69,408
Assets
Investment in securities--at value  .......................................................... $ 7,824,838 $ 2,378,268
(b)
$ 3,096,518
(b)
Investment in affiliated Funds--at value .................................................... 11,250 170,674 69,408
Cash ......................................................................................... – 2 15,979
Deposits with counterparty .................................................................. – – 8,997
Receivables:
Dividends and interest ................................................................. 3,016 11,392 8,348
Expense reimbursement from Manager ............................................... 345 31 200
Expense reimbursement from Distributor ............................................. 4 1 –
Foreign currency contracts ........................................................... – – 492
Fund shares sold ....................................................................... 20,007 555 4,631
Investment securities sold ............................................................. 47,085 28,226 17,363
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – – 2,930
Unrealized gain on unfunded loan commitments ..................................... – – 1,707
Variation margin on futures ........................................................... – – 6,972
Variation margin on swaps ............................................................ – – 264
Total Assets   7,906,545 2,589,149 3,233,809
Liabilities
Accrued management and investment advisory fees ........................................ 3,740 290 2,185
Accrued administrative service fees ........................................................ 1 3 –
Accrued distribution fees .................................................................... 405 12 18
Accrued service fees ........................................................................ 5 10 –
Accrued transfer agent fees ................................................................. 505 24 461
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 31 7 9
Accrued professional fees ................................................................... 27 33 120
Accrued other expenses ..................................................................... 243 58 138
Cash overdraft ............................................................................... – – 1,467
Deposits from counterparty ................................................................. – – 170
Payables:
Foreign currency contracts ............................................................ – – 590
Fund shares redeemed ................................................................. 5,758 8,124 2,592
Investment securities purchased ...................................................... 58,275 194,978 30,785
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 3,716 ) ... – – 3,609
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 49
Unrealized loss on unfunded loan commitments ...................................... – – 21
Variation margin on futures ........................................................... – – 1,964
Variation margin on swaps ............................................................ – – 323
Collateral obligation on securities loaned, at value ......................................... – 4,668 11,380
Total Liabilities
68,991 208,207 55,881
Net Assets Applicable to Outstanding Shares ............................................
$ 7,837,554 $ 2,380,942 $ 3,177,928
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,679,566 $ 2,171,047 $ 3,406,786
Total distributable earnings (accumulated loss) .............................................
3,157,988 209,895 (228,858)
Total Net Assets
$ 7,837,554 $ 2,380,942 $ 3,177,928

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
17
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 646,386 N/A $ 43,485
Shares Issued and Outstanding ........................................................ 19,097 3,906
Net Asset Value per share ............................................................. $ 33 .85
(c)
$ 11 .13
(c)
Maximum Offering Price .............................................................
$ 35 .82 $ 11 .56
Class C : Net Assets .......................................................................... $ 322,210 N/A $ 11,010
Shares Issued and Outstanding ........................................................ 10,065 1,010
Net Asset Value per share .............................................................
$ 32 .01
(c)
$ 10 .90
(c)
Class J : Net Assets .......................................................................... $ 153,325 $ 44,200 N/A
Shares Issued and Outstanding ........................................................ 4,471 3,748
Net Asset Value per share .............................................................
$ 34 .29
(c)
$ 11 .79
(c)
Institutional : Net Assets ..................................................................... $ 2,638,389 $ 2,290,008 $ 1,960,593
Shares Issued and Outstanding ........................................................ 76,551 190,349 176,073
Net Asset Value per share .............................................................
$ 34 .47 $ 12 .03 $ 11 .14
R-1 : Net Assets .............................................................................. N/A $ 1,412 N/A
Shares Issued and Outstanding ........................................................ 119
Net Asset Value per share .............................................................
$ 11 .82
R-2 : Net Assets .............................................................................. N/A $ 7,324 N/A
Shares Issued and Outstanding ........................................................ 622
Net Asset Value per share .............................................................
$ 11 .78
R-3 : Net Assets .............................................................................. $ 8,764 $ 13,196 $ 138
Shares Issued and Outstanding ........................................................ 259 1,121 13
Net Asset Value per share .............................................................
$ 33 .85 $ 11 .78 $ 11 .07
R-4 : Net Assets .............................................................................. $ 5,230 $ 6,523 $ 12
Shares Issued and Outstanding ........................................................ 153 549 1
Net Asset Value per share .............................................................
$ 34 .08 $ 11 .88 $ 11 .11
R-5 : Net Assets .............................................................................. $ 12,060 $ 18,279 $ 32
Shares Issued and Outstanding ........................................................ 352 1,542 3
Net Asset Value per share .............................................................
$ 34 .29 $ 11 .85 $ 11 .10
R-6 : Net Assets .............................................................................. $ 4,051,190 N/A $ 1,162,658
Shares Issued and Outstanding ........................................................ 117,302 104,397
Net Asset Value per share .............................................................
$ 34 .54 $ 11 .14
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
18
See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Investment in securities--at cost ..........................................................
$ 728,825 $ 1,075,403 $ 998,034
Investment in affiliated Funds--at cost ...................................................
$ 26,003 $ 89,036 $ 10,634
Repurchase agreements--at cost ..........................................................
$ – $ 277,661 $ –
Foreign currency--at cost ..................................................................
$ 44 $ 3,380 $ 205
Assets
Investment in securities--at value  .......................................................... $ 826,801 $ 1,120,784 $ 1,090,232
(b)
Investment in affiliated Funds--at value .................................................... 26,003 89,036 10,634
Repurchase agreements--at value ........................................................... – 277,661 –
Foreign currency--at value .................................................................. 45 3,413 203
Cash ......................................................................................... – 119 –
Deposits with counterparty .................................................................. – 139,476 229
Receivables:
Dividends and interest ................................................................. 1,173 5,986 6,062
Expense reimbursement from Manager ............................................... 44 84 2
Foreign currency contracts ........................................................... – 7,340 –
Fund shares sold ....................................................................... 207 500 100
Investment securities sold ............................................................. – 36,766 6,021
OTC swap agreements--at value (premiums paid $ 0 , $ 1,263 and $ 0 ) ................ – 4,309 –
Variation margin on futures ........................................................... – 957 –
Variation margin on swaps ............................................................ – 294 –
Total Assets   854,273 1,686,725 1,113,483
Liabilities
Accrued management and investment advisory fees ........................................ 482 1,079 230
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 3 20 4
Accrued service fees ........................................................................ – – 9
Accrued transfer agent fees ................................................................. 21 76 5
Accrued directors' expenses ................................................................. 5 3 5
Accrued professional fees ................................................................... 22 168 53
Accrued other expenses ..................................................................... 11 146 159
Deposits from counterparty ................................................................. – 220 –
Payables:
Dividends and interest on securities sold short ....................................... – 553 –
Foreign currency contracts ............................................................ – 8,494 –
Fund shares redeemed ................................................................. 222 649 1,912
Investment securities purchased ...................................................... 547 29,128 4,652
Options and swaptions contracts written  (premiums received $ 0 , $ 665 and $ 0 ) ..... – 596 –
Reverse repurchase agreements ....................................................... – 412,677 –
Short sales (proceeds received $ 0 , $ 412,070 and $ 0 ) ................................. – 427,175 –
OTC swap agreements--at value (premiums received $ 0 , $ 48 and $ 0 ) ............... – 3,258 –
Unrealized loss on unfunded loan commitments ...................................... – 5 –
Variation margin on futures ........................................................... – 934 19
Variation margin on swaps ............................................................ – 121 –
Collateral obligation on securities loaned, at value ......................................... – – 8,560
Total Liabilities
1,313 885,302 15,610
Net Assets Applicable to Outstanding Shares ............................................
$ 852,960 $ 801,423 $ 1,097,873
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 710,746 $ 810,590 $ 1,006,074
Total distributable earnings (accumulated loss) .............................................
142,214 (9,167) 91,799
Total Net Assets
$ 852,960 $ 801,423 $ 1,097,873

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
19
See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 12,547 $ 27,072 N/A
Shares Issued and Outstanding ........................................................ 850 2,472
Net Asset Value per share ............................................................. $ 14 .76
(c)
$ 10 .95
(c)
Maximum Offering Price .............................................................
$ 15 .62 $ 11 .38
Class C : Net Assets .......................................................................... N/A $ 16,605 N/A
Shares Issued and Outstanding ........................................................ 1,576
Net Asset Value per share .............................................................
$ 10 .54
(c)
Institutional : Net Assets ..................................................................... $ 82,198 $ 591,298 $ 35,803
Shares Issued and Outstanding ........................................................ 5,543 53,167 3,559
Net Asset Value per share .............................................................
$ 14 .83 $ 11 .12 $ 10 .06
R-1 : Net Assets .............................................................................. N/A N/A $ 491
Shares Issued and Outstanding ........................................................ 51
Net Asset Value per share .............................................................
$ 9 .73
R-2 : Net Assets .............................................................................. N/A N/A $ 548
Shares Issued and Outstanding ........................................................ 55
Net Asset Value per share .............................................................
$ 10 .05
R-3 : Net Assets .............................................................................. N/A N/A $ 15,706
Shares Issued and Outstanding ........................................................ 1,594
Net Asset Value per share .............................................................
$ 9 .85
R-4 : Net Assets .............................................................................. N/A N/A $ 9,023
Shares Issued and Outstanding ........................................................ 905
Net Asset Value per share .............................................................
$ 9 .97
R-5 : Net Assets .............................................................................. N/A N/A $ 16,208
Shares Issued and Outstanding ........................................................ 1,621
Net Asset Value per share .............................................................
$ 10 .00
R-6 : Net Assets .............................................................................. $ 758,215 $ 166,448 $ 1,020,094
Shares Issued and Outstanding ........................................................ 50,952 14,973 101,378
Net Asset Value per share .............................................................
$ 14 .88 $ 11 .12 $ 10 .06
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
20
See accompanying notes.
Amounts in thousands, except per share amounts
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 923,837 $ 133,709 $ 1,531,854
Investment in affiliated Funds--at cost ...................................................
$ 34,884 $ – $ 77,485
Foreign currency--at cost ..................................................................
$ – $ – $ 17,462
Assets
Investment in securities--at value  .......................................................... $ 1,029,843
(a)
$ 137,868 $ 1,783,854
(a)
Investment in affiliated Funds--at value .................................................... 34,884 – 77,485
Foreign currency--at value .................................................................. – – 17,452
Cash ......................................................................................... – 316 15
Receivables:
Dividends and interest ................................................................. 3,578 1,684 2,270
Expense reimbursement from Manager ............................................... 2 11 3
Fund shares sold ....................................................................... 249 365 76
Investment securities sold ............................................................. 4,741 – 26,877
Total Assets   1,073,297 140,244 1,908,032
Liabilities
Accrued management and investment advisory fees ........................................ 848 57 1,589
Accrued distribution fees .................................................................... 1 11 1
Accrued transfer agent fees ................................................................. 10 27 5
Accrued directors' expenses ................................................................. 4 3 8
Accrued professional fees ................................................................... 41 37 33
Accrued other expenses ..................................................................... 79 6 111
Cash overdraft ............................................................................... 1,471 – –
Payables:
Deferred foreign tax ................................................................... – – 1,603
Dividends payable ..................................................................... – 364 –
Expense reimbursement to Manager .................................................. 10 – –
Fund shares redeemed ................................................................. 1,105 164 1,150
Interest expense and fees payable ..................................................... – 22 –
Investment securities purchased ...................................................... 1,525 606 40,769
Collateral obligation on securities loaned, at value ......................................... 23,940 – 4,893
Floating rate notes issued ...................................................................
– 6,023 –
Total Liabilities
29,034 7,320 50,162
Net Assets Applicable to Outstanding Shares ............................................
$ 1,044,263 $ 132,924 $ 1,857,870
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 995,929 $ 130,668 $ 1,661,785
Total distributable earnings (accumulated loss) .............................................
48,334 2,256 196,085
Total Net Assets
$ 1,044,263 $ 132,924 $ 1,857,870
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 300,000 550,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 4,784 $ 50,459 $ 4,003
Shares Issued and Outstanding ........................................................ 452 4,603 324
Net Asset Value per share ............................................................. $ 10 .58
(b)
$ 10 .96
(b)
$ 12 .36
(b)
Maximum Offering Price .............................................................
$ 11 .20 $ 11 .39 $ 13 .08
Institutional : Net Assets ..................................................................... $ 72,515 $ 82,465 $ 26,478
Shares Issued and Outstanding ........................................................ 6,819 7,518 2,176
Net Asset Value per share .............................................................
$ 10 .63 $ 10 .97 $ 12 .17
R-6 : Net Assets .............................................................................. $ 966,964 N/A $ 1,827,389
Shares Issued and Outstanding ........................................................ 90,404 149,984
Net Asset Value per share .............................................................
$ 10 .70 $ 12 .18
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
22
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 1,514,462 $ 5,715 $ 6,841,517
Investment in affiliated Funds--at cost ...................................................
$ 15,508 $ 47 $ 245,017
Assets
Investment in securities--at value  .......................................................... $ 1,574,561 $ 7,664
(a)
$ 7,260,963
(a)
Investment in affiliated Funds--at value .................................................... 15,508 47 245,019
Cash ......................................................................................... – – 282
Deposits with counterparty .................................................................. – – 2,837
Receivables:
Dividends and interest ................................................................. 3,268 2 94,314
Expense reimbursement from Manager ............................................... 5 – –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 2,553 – 25,051
Investment securities sold ............................................................. – 143 21,601
Variation margin on futures ........................................................... – – 50
Total Assets   1,595,895 7,856 7,650,118
Liabilities
Accrued management and investment advisory fees ........................................ 1,055 4 4,251
Accrued distribution fees .................................................................... 85 – 496
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 315 – 928
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 5 2 24
Accrued professional fees ................................................................... 28 21 44
Accrued other expenses ..................................................................... 57 2 257
Payables:
Expense reimbursement to Manager .................................................. – 3 –
Fund shares redeemed ................................................................. 2,068 – 6,137
Investment securities purchased ...................................................... – 115 95,236
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 928 ) ..... – – 250
Variation margin on futures ........................................................... – – 442
Collateral obligation on securities loaned, at value ......................................... – 83 16,720
Total Liabilities
3,613 230 124,788
Net Assets Applicable to Outstanding Shares ............................................
$ 1,592,282 $ 7,626 $ 7,525,330
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,794,474 $ 5,450 $ 7,194,795
Total distributable earnings (accumulated loss) .............................................
(202,192) 2,176 330,535
Total Net Assets
$ 1,592,282 $ 7,626 $ 7,525,330

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
23
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 100,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 103,382 N/A $ 844,525
Shares Issued and Outstanding ........................................................ 8,683 81,842
Net Asset Value per share ............................................................. $ 11 .91
(b)
$ 10 .32
(b)
Maximum Offering Price .............................................................
$ 12 .60 $ 10 .72
Class C : Net Assets .......................................................................... $ 71,660 N/A $ 365,817
Shares Issued and Outstanding ........................................................ 6,083 35,480
Net Asset Value per share .............................................................
$ 11 .78
(b)
$ 10 .31
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 42,554
Shares Issued and Outstanding ........................................................ 4,250
Net Asset Value per share .............................................................
$ 10 .01
(b)
Institutional : Net Assets ..................................................................... $ 1,408,105 $ 7,626 $ 4,746,270
Shares Issued and Outstanding ........................................................ 117,605 532 463,515
Net Asset Value per share .............................................................
$ 11 .97 $ 14 .33 $ 10 .24
R-1 : Net Assets .............................................................................. N/A N/A $ 613
Shares Issued and Outstanding ........................................................ 60
Net Asset Value per share .............................................................
$ 10 .19
R-2 : Net Assets .............................................................................. N/A N/A $ 1,565
Shares Issued and Outstanding ........................................................ 155
Net Asset Value per share .............................................................
$ 10 .11
R-3 : Net Assets .............................................................................. N/A N/A $ 1,328
Shares Issued and Outstanding ........................................................ 131
Net Asset Value per share .............................................................
$ 10 .16
R-4 : Net Assets .............................................................................. N/A N/A $ 1,031
Shares Issued and Outstanding ........................................................ 102
Net Asset Value per share .............................................................
$ 10 .14
R-5 : Net Assets .............................................................................. N/A N/A $ 3,526
Shares Issued and Outstanding ........................................................ 346
Net Asset Value per share .............................................................
$ 10 .19
R-6 : Net Assets .............................................................................. $ 9,135 N/A $ 1,518,101
Shares Issued and Outstanding ........................................................ 759 148,315
Net Asset Value per share .............................................................
$ 12 .03 $ 10 .24
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
24
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 116 $ 937 $ 1,133
Dividends ......................................................................................... 38,040 719 58,909
Withholding tax .................................................................................. (727) – (4,107)
Interest ............................................................................................ – 56,288 43,516
Securities lending - net ...........................................................................
86 32 175
Total Income 37,515 57,976 99,626
Expenses:
Management and investment advisory fees ...................................................... 33,554 3,401 28,838
Distribution f ees - Class A ....................................................................... 1,066 N/A 120
Distribution f ees - Class C ....................................................................... 2,140 N/A 134
Distribution f ees - Class J ........................................................................ 152 54 N/A
Distribution f ees - R-1 ........................................................................... N/A 3 N/A
Distribution f ees - R-2 ........................................................................... N/A 15 N/A
Distribution f ees - R-3 ........................................................................... 17 31 –
Distribution f ees - R-4 ........................................................................... 4 6 –
Administrative service fees - R-1 ................................................................ N/A 3 N/A
Administrative service fees - R-2 ................................................................ N/A 10 N/A
Administrative service fees - R-3 ................................................................ 5 8 –
Administrative service fees - R-4 ................................................................ 1 2 –
Administrative service fees - R-5 ................................................................ 1 2 –
Registration fees - Class A ....................................................................... 84 N/A 17
Registration fees - Class C ....................................................................... 37 N/A 16
Registration fees - Class J ........................................................................ 24 18 N/A
Registration fees - Institutional .................................................................. 280 43 41
Registration fees - R-6 ........................................................................... 38 N/A 23
Service fees - R-1 ................................................................................ N/A 2 N/A
Service fees - R-2 ................................................................................ N/A 12 N/A
Service fees - R-3 ................................................................................ 16 31 1
Service fees - R-4 ................................................................................ 11 15 –
Service fees - R-5 ................................................................................ 21 45 –
Shareholder reports - Class A .................................................................... 43 N/A 15
Shareholder reports - Class C .................................................................... 19 N/A 5
Shareholder reports - Class J ..................................................................... 54 41 N/A
Shareholder reports - Institutional ............................................................... 97 3 141
Shareholder reports - R-6 ........................................................................ 29 N/A 123
Transfer agent fees - Class A ..................................................................... 422 N/A 78
Transfer agent fees - Class C ..................................................................... 186 N/A 32
Transfer agent fees - Class J ..................................................................... 72 55 N/A
Transfer agent fees - Institutional ................................................................ 1,267 66 2,072
Chief compliance officer expenses ............................................................... 5 3 4
Custodian fees .................................................................................... 6 45 270
Directors' expenses ............................................................................... 116 48 79
Professional fees ................................................................................. 35 42 180
Other expenses ................................................................................... 61 19 49
Total Gross Expenses 39,863 4,023 32,238
Less: Reimbursement from Manager ............................................................ 3,492 247 1,337
Less: Reimbursement from Manager - Class A .................................................. – N/A 34
Less: Reimbursement from Manager - Class C .................................................. – N/A 30
Less: Reimbursement from Manager - Institutional ............................................. 30 – 994
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 91
Less: Reimbursement from Distributor - Class J ................................................ 30 11 N/A
Total Net Expenses 36,311 3,765 29,752
Net Investment Income (Loss) 1,204 54,211 69,874

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
25
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 316,866 28,601 (86,662)
Foreign currency contracts ....................................................................... – – (2,406)
Foreign currency transactions .................................................................... – – (1,471)
Futures contracts ................................................................................. – – (10,917)
Options and swaptions ........................................................................... – – 2,266
Swap agreements ................................................................................. – – (18,841)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 1,825,862 66,873 30,629
Foreign currency contracts ....................................................................... – – 200
Futures contracts ................................................................................. – – 12,427
Options and swaptions ........................................................................... – – 1,673
Swap agreements ................................................................................. – – 6,244
Translation of assets and liabilities in foreign currencies ........................................ – – 231
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 2,142,728 95,474 (66,627)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,143,932 $ 149,685 $ 3,247
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
26
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 156 $ 1,047 $ 39
Dividends ......................................................................................... 10,452 11,315 29,732
Withholding tax .................................................................................. (17) (418) (2,502)
Interest ............................................................................................ 4 36,362 2
Securities lending - net ...........................................................................
366 – 159
Total Income 10,961 48,306 27,430
Expenses:
Management and investment advisory fees ...................................................... 5,017 14,279 2,710
Distribution f ees - Class A ....................................................................... 24 79 N/A
Distribution f ees - Class C ....................................................................... N/A 219 N/A
Distribution f ees - R-1 ........................................................................... N/A N/A 2
Distribution f ees - R-2 ........................................................................... N/A N/A 2
Distribution f ees - R-3 ........................................................................... N/A N/A 40
Distribution f ees - R-4 ........................................................................... N/A N/A 8
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-2 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 11
Administrative service fees - R-4 ................................................................ N/A N/A 3
Administrative service fees - R-5 ................................................................ N/A N/A 2
Registration fees - Class A ....................................................................... 17 19 N/A
Registration fees - Class C ....................................................................... N/A 17 N/A
Registration fees - Institutional .................................................................. 27 72 16
Registration fees - R-6 ........................................................................... 18 18 25
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-2 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 40
Service fees - R-4 ................................................................................ N/A N/A 21
Service fees - R-5 ................................................................................ N/A N/A 43
Shareholder reports - Class A .................................................................... 2 7 N/A
Shareholder reports - Class C .................................................................... N/A 4 N/A
Shareholder reports - Institutional ............................................................... 3 149 5
Shareholder reports - R-6 ........................................................................ 2 – 1
Transfer agent fees - Class A ..................................................................... 27 44 N/A
Transfer agent fees - Class C ..................................................................... N/A 35 N/A
Transfer agent fees - Institutional ................................................................ 60 475 33
Chief compliance officer expenses ............................................................... 1 1 1
Custodian fees .................................................................................... 2 357 210
Directors' expenses ............................................................................... 17 24 25
Dividends and interest on securities sold short .................................................. – 7,302 –
Index license fees ................................................................................ – – 335
Professional fees ................................................................................. 24 243 91
Short sale fees .................................................................................... – 1,597 –
Other expenses ................................................................................... 7 135 14
Reverse repurchase agreement interest expense .................................................
– 5,198 –
Total Gross Expenses 5,248 30,274 3,642
Less: Reimbursement from Manager ............................................................ 473 359 –
Less: Reimbursement from Manager - Class A .................................................. 28 – N/A
Less: Reimbursement from Manager - Class C .................................................. N/A 29 N/A
Less: Reimbursement from Manager - Institutional ............................................. 29 665 56
Less: Reimbursement from Manager - R-6 ...................................................... – 131 247
Total Net Expenses 4,718 29,090 3,339
Net Investment Income (Loss) 6,243 19,216 24,091

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
27
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 46,450 (7,466) 9,387
Foreign currency contracts ....................................................................... – 1,190 –
Foreign currency transactions .................................................................... 5 (1,024) (167)
Futures contracts ................................................................................. – (2,636) 167
Options and swaptions ........................................................................... – 1,420 –
Short sales ........................................................................................ – (14,737) –
Swap agreements ................................................................................. – 1,872 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 6,586 48,799 36,737
Foreign currency contracts ....................................................................... – (6,292) –
Futures contracts ................................................................................. – (8,377) 247
Options and swaptions ........................................................................... – 875 –
Short sales ........................................................................................ – (14,366) –
Swap agreements ................................................................................. – 630 –
Translation of assets and liabilities in foreign currencies ........................................ 1 (328) 339
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 53,042 (440) 46,710
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 59,285 $ 18,776 $ 70,801
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
28
See accompanying notes.
Amounts in thousands
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 129 $ – $ 213
Dividends ......................................................................................... 19,488 17 36,434
Withholding tax .................................................................................. (1,906) – (3,738)
Interest ............................................................................................ 1 5,789 1
Securities lending - net ...........................................................................
330 – 15
Total Income 18,042 5,806 32,925
Expenses:
Management and investment advisory fees ...................................................... 9,399 681 14,183
Distribution fees - Class A ....................................................................... 11 130 7
Registration fees - Class A ....................................................................... 17 19 17
Registration fees - Institutional .................................................................. 18 22 23
Registration fees - R-6 ........................................................................... 19 N/A 31
Shareholder reports - Class A .................................................................... 3 2 2
Shareholder reports - Institutional ............................................................... 3 2 1
Shareholder reports - R-6 ........................................................................ 1 N/A 1
Transfer agent fees - Class A ..................................................................... 21 46 17
Transfer agent fees - Institutional ................................................................ 36 79 14
Chief compliance officer expenses ............................................................... 1 – 1
Custodian fees .................................................................................... 250 2 337
Directors' expenses ............................................................................... 21 6 27
Interest expense and fees ......................................................................... – 94 –
Professional fees ................................................................................. 56 44 53
Other expenses ................................................................................... 13 3 40
Total Gross Expenses 9,869 1,130 14,754
Less: Reimbursement from Manager ............................................................ – 82 569
Less: Reimbursement from Manager - Class A .................................................. 29 10 28
Less: Reimbursement from Manager - Institutional ............................................. 1 36 16
Less: Reimbursement from Manager - R-6 ...................................................... 1 N/A –
Total Net Expenses 9,838 1,002 14,141
Net Investment Income (Loss) 8,204 4,804 18,784
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... (27,983) (1,272) 41,800
Foreign currency transactions .................................................................... (116) – (1,455)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $0, $0 and $1,603 , respectively) ........................... 66,246 (3,908) 183,264
Translation of assets and liabilities in foreign currencies ........................................ 113 – (85)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 38,260 (5,180) 223,524
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 46,464 $ (376) $ 242,308

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
30
See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 279 $ 1 $ 1,670
Dividends from affiliated securities ......................................................... – – 5,344
Dividends .................................................................................... 45,122 12 52,570
Withholding tax ............................................................................. (704) – –
Interest ....................................................................................... 1 – 270,889
Securities lending - net ......................................................................
91 – 553
Total Income 44,789 13 331,026
Expenses:
Management and investment advisory fees ................................................. 14,816 38 44,021
Distribution f ees - Class A .................................................................. 319 N/A 1,943
Distribution f ees - Class C .................................................................. 987 N/A 4,359
Distribution f ees - Class J ................................................................... N/A N/A 67
Distribution f ees - R-1 ...................................................................... N/A N/A 2
Distribution f ees - R-2 ...................................................................... N/A N/A 5
Distribution f ees - R-3 ...................................................................... N/A N/A 5
Distribution f ees - R-4 ...................................................................... N/A N/A 1
Administrative service fees - R-1 ........................................................... N/A N/A 2
Administrative service fees - R-2 ........................................................... N/A N/A 3
Administrative service fees - R-3 ........................................................... N/A N/A 2
Registration fees - Class A .................................................................. 24 N/A 61
Registration fees - Class C .................................................................. 18 N/A 27
Registration fees - Class J ................................................................... N/A N/A 21
Registration fees - Institutional ............................................................. 38 22 279
Registration fees - R-6 ...................................................................... 19 N/A 22
Service fees - R-1 ........................................................................... N/A N/A 1
Service fees - R-2 ........................................................................... N/A N/A 4
Service fees - R-3 ........................................................................... N/A N/A 5
Service fees - R-4 ........................................................................... N/A N/A 3
Service fees - R-5 ........................................................................... N/A N/A 8
Shareholder reports - Class A ............................................................... 14 N/A 45
Shareholder reports - Class C ............................................................... 11 N/A 23
Shareholder reports - Class J ................................................................ N/A N/A 37
Shareholder reports - Institutional .......................................................... 155 3 204
Shareholder reports - R-6 ................................................................... – N/A 10
Transfer agent fees - Class A ................................................................ 160 N/A 647
Transfer agent fees - Class C ................................................................ 122 N/A 402
Transfer agent fees - Class J ................................................................ N/A N/A 54
Transfer agent fees - Institutional ........................................................... 2,016 – 3,831
Chief compliance officer expenses .......................................................... 2 – 6
Custodian fees ............................................................................... 13 3 49
Directors' expenses .......................................................................... 43 2 138
Professional fees ............................................................................ 28 22 55
Other expenses .............................................................................. 19 1 129
Total Gross Expenses 18,804 91 56,471
Less: Reimbursement from Manager - Class A ............................................. 71 N/A –
Less: Reimbursement from Manager - Class C ............................................. 54 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 836 46 –
Less: Reimbursement from Manager - R-6 ................................................. 18 N/A –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 13
Total Net Expenses 17,825 45 56,458
Net Investment Income (Loss) 26,964 (32) 274,568

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
31
See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ..................................................................... (234,399) 353 (69,814)
Investment transactions in affiliated securities .............................................. – – (19,445)
Foreign currency transactions ............................................................... (55) – –
Futures contracts ............................................................................ – – (812)
Options and swaptions ...................................................................... – – 31,206
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (65,840) 1,724 103,582
Investment in affiliated securities ........................................................... – – 15,724
Futures contracts ............................................................................ – – (159)
Options and swaptions ...................................................................... – – 493
Translation of assets and liabilities in foreign currencies ................................... 2 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions (300,292) 2,077 60,775
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (273,328) $ 2,045 $ 335,343

Statement of Changes in Net Assets
Principal Funds, Inc.
32
See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,204 $ 8,402
Net realized gain (loss) on investments ............................................................................................. 316,866 185,238
Net change in unrealized appreciation/depreciation of investments ................................................................
1,825,862 289,451
Net Increase (Decrease) in Net Assets Resulting from Operations 2,143,932 483,091
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (218,915) (218,921)
Total Dividends and Distributions (218,915) (218,921)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,577,913 854,548
Total Increase (Decrease) in Net Assets 3,502,930 1,118,718
Net Assets
Beginning of period .................................................................................................................
4,334,624 3,215,906
End of period .......................................................................................................................
$ 7,837,554 $ 4,334,624
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................... $ 330,206 $ 123,814 $ 80,027 $ 1,979,502 $ 3,089 $ 1,473 $ 6,893 $ 765,698
Reinvested .................................. 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ...................................
(153,829) (40,458) (45,104) (755,174) (2,485) (1,782) (4,409) (924,787)
Net Increase (Decrease) .........................
$ 191,737 $ 91,410 $ 38,673 $ 1,267,243 $ 863 $ (122) $ 2,782 $ (14,673)
Shares:
Sold ....................................... 12,395 4,890 2,934 74,141 115 57 254 27,502
Reinvested .................................. 601 332 145 1,644 10 7 12 5,521
Redeemed ...................................
(5,751) (1,583) (1,704) (27,142) (97) (66) (161) (32,947)
Net Increase (Decrease) .........................
7,245 3,639 1,375 48,643 28 (2) 105 76
Year Ended August 31, 2019
Dollars:
Sold ....................................... $ 157,102 $ 74,792 $ 28,869 $ 618,371 $ 1,190 $ 3,111 $ 4,724 $ 429,587
Reinvested .................................. 12,122 7,033 4,005 13,102 439 98 387 181,564
Redeemed ...................................
(51,856) (25,956) (16,953) (140,947) (4,369) (611) (4,419) (436,837)
Net Increase (Decrease) .........................
$ 117,368 $ 55,869 $ 15,921 $ 490,526 $ (2,740) $ 2,598 $ 692 $ 174,314
Shares:
Sold ....................................... 6,769 3,351 1,215 26,194 51 124 194 17,439
Reinvested .................................. 613 371 201 653 22 5 19 9,042
Redeemed ...................................
(2,240) (1,177) (714) (6,029) (184) (27) (180) (18,419)
Net Increase (Decrease) .........................
5,142 2,545 702 20,818 (111) 102 33 8,062
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on
investments .................................. $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Year Ended August 31, 2019
From net investment income and net realized gain on
investments .................................. $ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Total Dividends and Distributions
$ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)

Statement of Changes in Net Assets
Principal Funds, Inc.
33
See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 54,211 $ 50,014
Net realized gain (loss) on investments ............................................................................................. 28,601 4,838
Net change in unrealized appreciation/depreciation of investments ................................................................
66,873 138,034
Net Increase (Decrease) in Net Assets Resulting from Operations 149,685 192,886
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (58,976) (42,522)
Total Dividends and Distributions (58,976) (42,522)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
166,948 391,965
Total Increase (Decrease) in Net Assets 257,657 542,329
Net Assets
Beginning of period .................................................................................................................
2,123,285 1,580,956
End of period .......................................................................................................................
$ 2,380,942 $ 2,123,285
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 30,747 $ 811,248 $ 899 $ 5,634 $ 8,353 $ 4,688 $ 11,807
Reinvested ........................................... 554 57,723 10 67 178 101 343
Redeemed ............................................
(17,645) (722,611) (696) (2,117) (7,211) (4,014) (11,110)
Net Increase (Decrease) ..................................
$ 13,656 $ 146,360 $ 213 $ 3,584 $ 1,320 $ 775 $ 1,040
Shares:
Sold ................................................ 2,679 69,730 77 489 731 406 1,020
Reinvested ........................................... 50 5,126 1 6 16 9 31
Redeemed ............................................
(1,536) (61,846) (62) (185) (625) (351) (958)
Net Increase (Decrease) ..................................
1,193 13,010 16 310 122 64 93
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 6,090 $ 816,609 $ 263 $ 2,147 $ 5,769 $ 3,387 $ 5,313
Reinvested ........................................... 555 40,300 19 51 238 969 390
Redeemed ............................................
(6,999) (418,890) (599) (1,043) (9,379) (44,082) (9,143)
Net Increase (Decrease) ..................................
$ (354) $ 438,019 $ (317) $ 1,155 $ (3,372) $ (39,726) $ (3,440)
Shares:
Sold ................................................ 568 75,608 24 201 545 317 493
Reinvested ........................................... 53 3,802 2 5 23 93 37
Redeemed ............................................
(656) (38,301) (55) (97) (887) (4,115) (844)
Net Increase (Decrease) ..................................
(35) 41,109 (29) 109 (319) (3,705) (314)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
Total Dividends and Distributions
$ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (555) $ (40,300) $ (19) $ (51) $ (238) $ (969) $ (390)
Total Dividends and Distributions
$ (555) $ (40,300) $ (19) $ (51) $ (238) $ (969) $ (390)

Statement of Changes in Net Assets
Principal Funds, Inc.
34
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 69,874 $ 109,172
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... (118,031) (101,079)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
51,404 (44,411)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,247 (36,318)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (96,919) (126,294)
Total Dividends and Distributions (96,919) (126,294)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(518,671) (219,389)
Total Increase (Decrease) in Net Assets (612,343) (382,001)
Net Assets
Beginning of period .................................................................................................................
3,790,271 4,172,272
End of period .......................................................................................................................
$ 3,177,928 $ 3,790,271
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 9,246 $ 478 $ 581,088 $ 37 $ – $ 25 $ 293,360
Reinvested ........................................... 940 143 59,146 3 – 2 34,843
Redeemed ............................................
(20,412) (5,378) (995,309) (11) – (66) (476,806)
Net Increase (Decrease) ..................................
$ (10,226) $ (4,757) $ (355,075) $ 29 $ – $ (39) $ (148,603)
Shares:
Sold ................................................ 856 44 52,290 4 – 2 26,766
Reinvested ........................................... 81 12 5,077 – – – 2,991
Redeemed ............................................
(1,918) (504) (93,511) (1) – (6) (43,586)
Net Increase (Decrease) ..................................
(981) (448) (36,144) 3 – (4) (13,829)
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 23,589 $ 1,617 $ 889,501 $ 33 $ 1 $ 73 $ 178,573
Reinvested ........................................... 2,486 359 74,020 3 – 3 46,729
Redeemed ............................................
(74,540) (8,139) (995,483) – (4) (12) (358,198)
Net Increase (Decrease) ..................................
$ (48,465) $ (6,163) $ (31,962) $ 36 $ (3) $ 64 $ (132,896)
Shares:
Sold ................................................ 2,109 150 79,524 3 – 7 15,969
Reinvested ........................................... 241 35 7,172 – – – 4,528
Redeemed ............................................
(6,622) (745) (89,030) – – (1) (32,081)
Net Increase (Decrease) ..................................
(4,272) (560) (2,334) 3 – 6 (11,584)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Total Dividends and Distributions
$ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
35
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,243 $ 5,775
Net realized gain (loss) on investments and foreign currencies .................................................................... 46,455 23,950
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
6,587 (13,123)
Net Increase (Decrease) in Net Assets Resulting from Operations 59,285 16,602
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (29,654) (35,525)
Total Dividends and Distributions (29,654) (35,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
129,393 40,409
Total Increase (Decrease) in Net Assets 159,024 21,486
Net Assets
Beginning of period .................................................................................................................
693,936 672,450
End of period .......................................................................................................................
$ 852,960 $ 693,936
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 9,975 $ 66,971 $ 133,178
Reinvested .................................................................................. 364 1,564 27,287
Redeemed ...................................................................................
(3,584) (29,934) (76,428)
Net Increase (Decrease) .........................................................................
$ 6,755 $ 38,601 $ 84,037
Shares:
Sold ....................................................................................... 699 5,413 9,273
Reinvested .................................................................................. 24 101 1,759
Redeemed ...................................................................................
(261) (2,354) (5,303)
Net Increase (Decrease) .........................................................................
462 3,160 5,729
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 5,716 $ 28,623 $ 59,856
Reinvested .................................................................................. – 838 34,677
Redeemed ...................................................................................
(231) (9,696) (79,374)
Net Increase (Decrease) .........................................................................
$ 5,485 $ 19,765 $ 15,159
Shares:
Sold ....................................................................................... 404 2,041 4,222
Reinvested .................................................................................. – 70 2,882
Redeemed ...................................................................................
(16) (693) (5,670)
Net Increase (Decrease) .........................................................................
388 1,418 1,434
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (364) $ (1,569) $ (27,721)
Total Dividends and Distributions
$ (364) $ (1,569) $ (27,721)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ – $ (848) $ (34,677)
Total Dividends and Distributions
$ – $ (848) $ (34,677)
(a)
Period from December 31, 2018, date operations commenced, through August 31, 2019 for Class A shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
36
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 19,216 $ 43,879
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... (21,381) 18,329
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , short sales , swap agreements and translation of assets & liabilities in foreign currencies .........................................
20,941 (35,874)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,776 26,334
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (133,695)
From tax return of capital ...........................................................................................................
– (6,481)
Total Dividends and Distributions – (140,176)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(556,309) (1,182,738)
Total Increase (Decrease) in Net Assets (537,533) (1,296,580)
Net Assets
Beginning of period .................................................................................................................
1,338,956 2,635,536
End of period .......................................................................................................................
$ 801,423 $ 1,338,956
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 6,523 $ 828 $ 341,435 $ 32,821
Redeemed .........................................................................
(21,346) (11,049) (218,027) (687,494)
Net Increase (Decrease) ...............................................................
$ (14,823) $ (10,221) $ 123,408 $ (654,673)
Shares:
Sold ............................................................................. 615 81 31,837 3,070
Redeemed .........................................................................
(2,005) (1,084) (20,773) (64,199)
Net Increase (Decrease) ...............................................................
(1,390) (1,003) 11,064 (61,129)
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 7,989 $ 1,840 $ 218,661 $ 144,584
Reinvested ........................................................................ 2,674 1,564 30,856 76,963
Redeemed .........................................................................
(30,774) (16,484) (514,828) (1,105,783)
Net Increase (Decrease) ...............................................................
$ (20,111) $ (13,080) $ (265,311) $ (884,236)
Shares:
Sold ............................................................................. 765 184 20,784 13,702
Reinvested ........................................................................ 263 159 3,002 7,494
Redeemed .........................................................................
(2,925) (1,611) (48,573) (103,991)
Net Increase (Decrease) ...............................................................
(1,897) (1,268) (24,787) (82,795)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (2,794) $ (1,679) $ (35,416) $ (93,806)
From tax return of capital .............................................................. (150) (104) (1,732) (4,495)
Total Dividends and Distributions
$ (2,944) $ (1,783) $ (37,148) $ (98,301)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
37
See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 24,091 $ 32,208
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 9,387 (1,543)
Net change in unrealized appreciation/depreciation of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
37,323 (65,838)
Net Increase (Decrease) in Net Assets Resulting from Operations 70,801 (35,173)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (38,129) (37,266)
Total Dividends and Distributions (38,129) (37,266)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(30,816) 75,452
Total Increase (Decrease) in Net Assets 1,856 3,013
Net Assets
Beginning of period .................................................................................................................
1,096,017 1,093,004
End of period .......................................................................................................................
$ 1,097,873 $ 1,096,017
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 18,406 $ 70 $ 205 $ 4,152 $ 4,754 $ 4,511 $ 174,561
Reinvested ........................................... 1,572 12 13 491 260 578 35,203
Redeemed ............................................
(35,453) (197) (437) (5,721) (3,694) (6,174) (223,928)
Net Increase (Decrease) ..................................
$ (15,475) $ (115) $ (219) $ (1,078) $ 1,320 $ (1,085) $ (14,164)
Shares:
Sold ................................................ 1,913 8 21 431 485 480 19,102
Reinvested ........................................... 148 1 1 47 24 55 3,315
Redeemed ............................................
(3,609) (20) (43) (595) (370) (647) (23,078)
Net Increase (Decrease) ..................................
(1,548) (11) (21) (117) 139 (112) (661)
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 27,736 $ 101 $ 329 $ 6,153 $ 1,967 $ 4,931 $ 195,315
Reinvested ........................................... 1,582 17 20 459 332 494 34,362
Redeemed ............................................
(22,466) (209) (455) (6,746) (5,955) (6,011) (156,504)
Net Increase (Decrease) ..................................
$ 6,852 $ (91) $ (106) $ (134) $ (3,656) $ (586) $ 73,173
Shares:
Sold ................................................ 2,889 11 34 630 203 515 19,707
Reinvested ........................................... 176 2 2 52 37 56 3,829
Redeemed ............................................
(2,315) (22) (46) (691) (617) (598) (15,851)
Net Increase (Decrease) ..................................
750 (9) (10) (9) (377) (27) 7,685
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (1,572) $ (12) $ (13) $ (491) $ (260) $ (578) $ (35,203)
Total Dividends and Distributions
$ (1,572) $ (12) $ (13) $ (491) $ (260) $ (578) $ (35,203)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (1,582) $ (17) $ (20) $ (459) $ (332) $ (494) $ (34,362)
Total Dividends and Distributions
$ (1,582) $ (17) $ (20) $ (459) $ (332) $ (494) $ (34,362)

Statement of Changes in Net Assets
Principal Funds, Inc.
38
See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,204 $ 11,883
Net realized gain (loss) on investments and foreign currencies .................................................................... (28,099) (12,951)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
66,359 (71,249)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,464 (72,317)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (27,587) (68,970)
Total Dividends and Distributions (27,587) (68,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
129,849 36,815
Total Increase (Decrease) in Net Assets 148,726 (104,472)
Net Assets
Beginning of period .................................................................................................................
895,537 1,000,009
End of period .......................................................................................................................
$ 1,044,263 $ 895,537
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 1,253 $ 53,224 $ 200,386
Reinvested .................................................................................. 119 1,106 26,362
Redeemed ...................................................................................
(1,499) (22,071) (129,031)
Net Increase (Decrease) .........................................................................
$ (127) $ 32,259 $ 97,717
Shares:
Sold ....................................................................................... 137 5,628 18,791
Reinvested .................................................................................. 10 97 2,306
Redeemed ...................................................................................
(150) (2,238) (12,064)
Net Increase (Decrease) .........................................................................
(3) 3,487 9,033
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 1,204 $ 29,069 $ 119,409
Reinvested .................................................................................. 345 1,694 66,930
Redeemed ...................................................................................
(1,244) (11,622) (168,970)
Net Increase (Decrease) .........................................................................
$ 305 $ 19,141 $ 17,369
Shares:
Sold ....................................................................................... 114 2,786 11,482
Reinvested .................................................................................. 38 183 7,182
Redeemed ...................................................................................
(120) (1,110) (15,927)
Net Increase (Decrease) .........................................................................
32 1,859 2,737
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (119) $ (1,106) $ (26,362)
Total Dividends and Distributions
$ (119) $ (1,106) $ (26,362)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (346) $ (1,694) $ (66,930)
Total Dividends and Distributions
$ (346) $ (1,694) $ (66,930)

Statement of Changes in Net Assets
Principal Funds, Inc.
39
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,804 $ 4,766
Net realized gain (loss) on investments ............................................................................................. (1,272) 988
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,908) 6,188
Net Increase (Decrease) in Net Assets Resulting from Operations (376) 11,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,773) (4,560)
Total Dividends and Distributions (4,773) (4,560)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,185 19,255
Total Increase (Decrease) in Net Assets (2,964) 26,637
Net Assets
Beginning of period .................................................................................................................
135,888 109,251
End of period .......................................................................................................................
$ 132,924 $ 135,888
Class A Class C Institutional
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 18,916 N/A $ 26,901
Reinvested .................................................................................. 1,699 N/A 3,025
Redeemed ...................................................................................
(21,795) N/A (26,561)
Net Increase (Decrease) .........................................................................
$ (1,180) N/A $ 3,365
Shares:
Sold ....................................................................................... 1,732 N/A 2,476
Reinvested .................................................................................. 156 N/A 278
Redeemed ...................................................................................
(2,060) N/A (2,528)
Net Increase (Decrease) .........................................................................
(172) N/A 226
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 24,545 $ 883 $ 37,477
Reinvested .................................................................................. 1,776 75 2,655
Redeemed ...................................................................................
(22,216) (8,001) (17,939)
Net Increase (Decrease) .........................................................................
$ 4,105 $ (7,043) $ 22,193
Shares:
Sold ....................................................................................... 2,304 85 3,501
Reinvested .................................................................................. 165 7 247
Redeemed ...................................................................................
(2,096) (764) (1,686)
Net Increase (Decrease) .........................................................................
373 (672) 2,062
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (1,736) N/A $ (3,037)
Total Dividends and Distributions
$ (1,736) N/A $ (3,037)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ (1,815) $ (86) $ (2,659)
Total Dividends and Distributions
$ (1,815) $ (86) $ (2,659)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
40
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 18,784 $ 16,401
Net realized gain (loss) on investments and foreign currencies .................................................................... 40,345 (10,377)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
183,179 (29,387)
Net Increase (Decrease) in Net Assets Resulting from Operations 242,308 (23,363)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,257) (8,633)
Total Dividends and Distributions (21,257) (8,633)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
540,595 488,958
Total Increase (Decrease) in Net Assets 761,646 456,962
Net Assets
Beginning of period .................................................................................................................
1,096,224 639,262
End of period .......................................................................................................................
$ 1,857,870 $ 1,096,224
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 5,736 $ 14,587 $ 661,748
Reinvested .................................................................................. 34 268 20,953
Redeemed ...................................................................................
(4,644) (3,310) (154,777)
Net Increase (Decrease) .........................................................................
$ 1,126 $ 11,545 $ 527,924
Shares:
Sold ....................................................................................... 523 1,335 58,724
Reinvested .................................................................................. 3 23 1,813
Redeemed ...................................................................................
(433) (301) (13,852)
Net Increase (Decrease) .........................................................................
93 1,057 46,685
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 2,340 $ 3,112 $ 633,844
Reinvested .................................................................................. 23 163 8,447
Redeemed ...................................................................................
(3,889) (2,846) (152,236)
Net Increase (Decrease) .........................................................................
$ (1,526) $ 429 $ 490,055
Shares:
Sold ....................................................................................... 218 302 61,048
Reinvested .................................................................................. 2 18 913
Redeemed ...................................................................................
(378) (279) (14,468)
Net Increase (Decrease) .........................................................................
(158) 41 47,493
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (23) $ (163) $ (8,447)
Total Dividends and Distributions
$ (23) $ (163) $ (8,447)

Statement of Changes in Net Assets
Principal Funds, Inc.
41
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 26,964 $ 49,488
Net realized gain (loss) on investments and foreign currencies .................................................................... (234,454) 28,853
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(65,838) (315,957)
Net Increase (Decrease) in Net Assets Resulting from Operations (273,328) (237,616)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (54,509) (339,924)
Total Dividends and Distributions (54,509) (339,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(246,413) (102,705)
Total Increase (Decrease) in Net Assets (574,250) (680,245)
Net Assets
Beginning of period .................................................................................................................
2,166,532 2,846,777
End of period .......................................................................................................................
$ 1,592,282 $ 2,166,532
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 24,533 $ 5,431 $ 408,894 $ 4,595
Reinvested ........................................................................ 3,179 1,809 46,420 243
Redeemed .........................................................................
(49,634) (36,833) (651,935) (3,115)
Net Increase (Decrease) ...............................................................
$ (21,922) $ (29,593) $ (196,621) $ 1,723
Shares:
Sold ............................................................................. 1,879 414 32,943 364
Reinvested ........................................................................ 236 131 3,472 18
Redeemed .........................................................................
(3,991) (3,012) (53,606) (232)
Net Increase (Decrease) ...............................................................
(1,876) (2,467) (17,191) 150
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 24,473 $ 4,750 $ 537,749 $ 3,442
Reinvested ........................................................................ 23,194 18,221 278,193 1,262
Redeemed .........................................................................
(72,982) (40,777) (878,313) (1,917)
Net Increase (Decrease) ...............................................................
$ (25,315) $ (17,806) $ (62,371) $ 2,787
Shares:
Sold ............................................................................. 1,718 342 37,161 216
Reinvested ........................................................................ 1,793 1,433 21,335 97
Redeemed .........................................................................
(4,985) (2,893) (60,592) (134)
Net Increase (Decrease) ...............................................................
(1,474) (1,118) (2,096) 179
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ (3,378) $ (1,955) $ (48,933) $ (243)
Total Dividends and Distributions
$ (3,378) $ (1,955) $ (48,933) $ (243)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (24,423) $ (19,618) $ (294,621) $ (1,262)
Total Dividends and Distributions
$ (24,423) $ (19,618) $ (294,621) $ (1,262)

Statement of Changes in Net Assets
Principal Funds, Inc.
42
See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Year Ended
August 31, 2020
Period Ended
August 31, 2019
(a)
Operations
Net investment income (loss) ....................................................................................................... $ (32) $ (5)
Net realized gain (loss) on investments ............................................................................................. 353 (89)
Net change in unrealized appreciation/depreciation of investments ................................................................
1,724 225
Net Increase (Decrease) in Net Assets Resulting from Operations 2,045 131
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
450 5,000
Total Increase (Decrease) in Net Assets 2,495 5,131
Net Assets
Beginning of period .................................................................................................................
5,131 –
End of period .......................................................................................................................
$ 7,626 $ 5,131
Institutional
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ........................................................................................................... $ 450
Net Increase (Decrease) .............................................................................................
$ 450
Shares:
Sold ........................................................................................................... 32
Net Increase (Decrease) .............................................................................................
32
Period Ended August 31, 2019
(a)
Dollars:
Sold ........................................................................................................... $ 5,000
Net Increase (Decrease) .............................................................................................
$ 5,000
Shares:
Sold ........................................................................................................... 500
Net Increase (Decrease) .............................................................................................
500
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ............................................................... $ –
Total Dividends and Distributions
$ –
Period Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ............................................................... $ –
Total Dividends and Distributions
$ –
(a)
Period from June 12, 2019, date operations commenced, through August 31, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
43
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 274,568 $ 271,781
Net realized gain (loss) on investments, futures and options and swaptions ....................................................... (58,865) 6,927
Net change in unrealized appreciation/depreciation of investments, futures and options and swaptions ..........................
119,640 119,944
Net Increase (Decrease) in Net Assets Resulting from Operations 335,343 398,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (294,361) (280,911)
From tax return of capital ...........................................................................................................
(404) –
Total Dividends and Distributions (294,765) (280,911)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,725,510 (16,517)
Total Increase (Decrease) in Net Assets 1,766,088 101,224
Net Assets
Beginning of period .................................................................................................................
5,759,242 5,658,018
End of period .......................................................................................................................
$ 7,525,330 $ 5,759,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ................... $ 347,464 $ 66,453 $ 8,581 $ 2,770,700 $ 300 $ 603 $ 426 $ 166 $ 1,576 $ 759,895
Reinvested .............. 29,399 12,743 1,992 145,879 21 40 82 47 154 27,727
Redeemed ...............
(268,600) (180,666) (13,241) (1,796,262) (742) (558) (1,203) (574) (1,350) (185,542)
Net Increase (Decrease) .....
$ 108,263 $ (101,470) $ (2,668) $ 1,120,317 $ (421) $ 85 $ (695) $ (361) $ 380 $ 602,080
Shares:
Sold ................... 34,368 6,543 864 280,348 29 60 42 17 158 75,629
Reinvested .............. 2,905 1,260 203 14,521 2 4 8 5 16 2,761
Redeemed ...............
(26,508) (17,952) (1,378) (182,431) (72) (59) (126) (58) (142) (19,155)
Net Increase (Decrease) .....
10,765 (10,149) (311) 112,438 (41) 5 (76) (36) 32 59,235
Year Ended August 31, 2019
Dollars:
Sold ................... $ 312,376 $ 54,286 $ 5,965 $ 1,551,771 $ 146 $ 227 $ 1,045 $ 1,005 $ 1,250 $ 220,416
Reinvested .............. 28,123 19,068 2,182 128,732 46 46 119 64 138 28,982
Redeemed ...............
(278,909) (245,106) (8,847) (1,470,234) (177) (577) (1,440) (982) (1,254) (364,978)
Net Increase (Decrease) .....
$ 61,590 $ (171,752) $ (700) $ 210,269 $ 15 $ (304) $ (276) $ 87 $ 134 $ (115,580)
Shares:
Sold ................... 31,239 5,467 610 157,894 15 23 107 103 125 22,518
Reinvested .............. 2,839 1,935 227 13,084 5 5 12 6 14 2,952
Redeemed ...............
(28,125) (24,628) (919) (150,781) (18) (59) (146) (101) (129) (37,539)
Net Increase (Decrease) .....
5,953 (17,226) (82) 20,197 2 (31) (27) 8 10 (12,069)
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2020
From net investment income and
net realized gain on investments $ (34,841) $ (15,830) $ (2,015) $ (191,108) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,194)
From tax return of capital .... (47) (20) (3) (265) – – – – – (69)
Total Dividends and
Distributions
$ (34,888) $ (15,850) $ (2,018) $ (191,373) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,263)
Year Ended August 31, 2019
From net investment income and
net realized gain on investments $ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Total Dividends and
Distributions
$ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)

Statement of Cash Flows
Principal Funds, Inc.
Year Ended August 31, 2020
44
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 18,776
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (5,528,897)
Proceeds from sale of investment securities ........................................................................ 6,322,364
Net sales or (purchases) of short term securities ..................................................................... 209,717
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. 1,489
Proceeds from ( p ayments on) short sales transactions, net .............................................................. (265,130)
Net accretion of bond discounts and amortization of premiums .......................................................... 663
Proceeds from (payments on) OTC swaps, net ...................................................................... 5,146
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... (1,462)
Change in unrealized ap preciation on investments .................................................................... (48,799)
Change in unrealized ap preciation on OTC swaps .................................................................... (630)
Change in unrealized depreciation on options and swaptions ............................................................ (875)
Change in unrealized appreciation on shorts ........................................................................ 14,366
Net realized gain (loss) from investments .......................................................................... 7,466
Net realized gain (loss) from OTC swaps .......................................................................... (1,872)
Net realized gain (loss) from options and swaptions .................................................................. (1,420)
Net realized gain (loss) from shorts .............................................................................. 14,737
(Increase) decrease in dividends and interest receivable ............................................................... 6,312
(Increase) decrease in fund shares sold ........................................................................... 93
(Increase) decrease in deposits with counterparty .................................................................... 83,513
(Increase) decrease in investment securities sold .................................................................... 235,699
(Increase) decrease in variation margin on futures, net ................................................................ 70
(Increase) decrease in variation margin on swaps, net ................................................................. (271)
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (930)
Increase (decrease) in dividends and interest on securities sold short ...................................................... (1,793)
Increase (decrease) in fund shares redeemed ........................................................................ (2,261)
Increase (decrease) in deposits from counterparty .................................................................... (988)
Increase (decrease) in investment securities purchased ................................................................ (281,275)
Increase (decrease) in foreign currency contracts, net ................................................................. 6,292
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... (1)
Net cash provided by operating activities 790,099
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... (241,421)
Proceeds from shares sold ..................................................................................... 381,607
Payment on shares redeemed ................................................................................... (937,916)
Net cash used in financing activities (797,730)
Net increase (decrease) in cash and foreign currency .................................................................. (7,631)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 11,163
End of period ..............................................................................................
$ 3,532
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 5,198

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
45
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market
Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Equity Index Fund, International
Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-
MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of Edge MidCap Fund was made by Principal Global
Investors, LLC (the “Manager”).
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Opportunistic Municipal Fund.
Effective June 12, 2019, the initial purchase of $5,000,000 of Institutional shares of Small-MidCap Growth Fund was made by Principal
Financial Services, Inc.
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds. The shares of the other series of Principal Funds, Inc. are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds, are referred to as the “Underlying Funds”. Investments in the Underlying Funds are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
46
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August
31, 2020:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Diversified Real Asset Fund
Euro 7 .4%
Global Multi-Strategy Fund
Euro 5 .3%
International Equity Index Fund
Euro 32 .0%
Japanese Yen 24 .6
British Pound Sterling 13 .4
Swiss Franc 10 .1
Australian Dollar 6 .7
International Small Company Fund
Japanese Yen 24 .2%
Euro 23 .7
British Pound Sterling 15 .6
Canadian Dollar 9 .9
Australian Dollar 5 .8
Origin Emerging Markets Fund
Hong Kong Dollar 24 .7%
New Taiwan Dollar 13 .8
Indian Rupee 6 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
47
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate
Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2020, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At August 31, 2020,
Origin Emerging Markets Fund had a deferred tax liability of $1,603,000 relating to foreign securities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
48
holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2020, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2020, the Funds have adopted the ASU.
In March 2017, the FASB issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of September 1,
2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings on the Facility as of August 31, 2020 .
During the year ended August 31, 2020, Funds lending to the Facility were as follows (amounts in thousands):
Net Assets
Percent of Consolidated Fund’s
Net Assets
DRA Cayman Corporation $308,469 9.71%
GMS Cayman Corporation 6,191 0.77
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 9 0.88%
Bond Market Index Fund 262 1.81
Diversified Real Asset Fund 191 2.14
Edge MidCap Fund 182 2.08
Global Multi-Strategy Fund 205 1.55
International Equity Index Fund 11 2.19
International Small Company Fund 80 2.42
Origin Emerging Markets Fund 73 1.30
Small-MidCap Dividend Income Fund 80 1.70
Spectrum Preferred and Capital Securities Income Fund 783 2.13
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
49
During the year ended August 31, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds, with the exception of Diversified Real Asset Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively.
Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%.
Additionally, a commitment fee is charged at an annual rate of .20% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of August 31, 2020.
During the year ended August 31, 2020 , Funds borrowing against the line of credit were as follows (amounts in thousands):
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 1,321 1.46%
Diversified Real Asset Fund 566 2.13
International Equity Index Fund 397 1.08
International Small Company Fund 48 0.86
Opportunistic Municipal Fund 47 1.73
Origin Emerging Markets Fund 8 0.65
Small-MidCap Dividend Income Fund 7 1.00
Spectrum Preferred and Capital Securities Income Fund 5,204 1.25
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Global Multi-Strategy Fund $ 60 3.02%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
50
shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ 3 $ (83) $ (80)
$ 3 $ (83) $ (80) $ — $ (80)
Bank of America NA
Foreign Currency Contracts 333 (23) 310
Total Return Swaps ** 992 — 992
$ 1,325 $ (23) $ 1,302 $ — $ 1,302
Barclays Bank PLC
Purchased Capped Options 206 — 206
Purchased Interest Rate Swaptions 1,786 — 1,786
Written Capped Options — (118) (118)
Written Interest Rate Swaptions — (2,004) (2,004)
$ 1,992 $ (2,122) $ (130) $ — $ (130)
BNP Paribas
Foreign Currency Contracts 22 (79) (57)
$ 22 $ (79) $ (57) $ — $ (57)
Citigroup Inc
Foreign Currency Contracts 10 (99) (89)
Purchased Options 27 — 27
$ 37 $ (99) $ (62) $ — $ (62)
Deutsche Bank AG
Purchased Interest Rate Swaptions 287 — 287
Written Interest Rate Swaptions — (723) (723)
$ 287 $ (723) $ (436) $ — $ (436)
Goldman Sachs & Co
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
HSBC Securities Inc
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
JPMorgan Chase
Foreign Currency Contracts 15 (19) (4)
Purchased Interest Rate Swaptions 280 — 280
Written Interest Rate Swaptions — (132) (132)
$ 295 $ (151) $ 144
$ (140) ^
$ 4
M3 Capital Partners
Total Return Swaps ** 1,492 (49) 1,443
$ 1,492 $ (49) $ 1,443 $ — $ 1,443
Morgan Stanley & Co
Foreign Currency Contracts 10 — 10
Purchased Interest Rate Swaptions 142 — 142
Written Interest Rate Swaptions — (516) (516)
$ 152 $ (516) $ (364) $ — $ (364)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
51
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund (continued)
Royal Bank of Scotland
Foreign Currency Contracts $ — $ (4) $ (4)
$ — $ (4) $ (4) $ — $ (4)
Societe Generale
Total Return Swaps ** 446 — 446
$ 446
$ —
$ 446 $ — $ 446
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (202) (202)
$ — $ (202) $ (202) $ — $ (202)
UBS AG
Foreign Currency Contracts 15 (14) 1
$ 15 $ (14) $ 1 $ — $ 1
Westpac Banking Corporation
Foreign Currency Contracts 82 (61) 21
$ 82 $ (61) $ 21 $ — $ 21
Total OTC $ 6,150 $ (4,132) $ 2,018 $ (140) $ 1,878
Global Multi-Strategy Fund
Bank of America NA
Credit Default Swaps 11 — 11
Foreign Currency Contracts 6,276 (5,417) 859
Purchased Interest Rate Swaptions 128 — 128
Purchased Options 2 — 2
Total Return Swaps 7 (2) 5
Written Interest Rate Swaptions — (17) (17)
$ 6,424 $ (5,436) $ 988 $ — $ 988
Bank of New York Mellon
Credit Default Swaps 78 — 78
Foreign Currency Contracts 57 3 (1,514) (94 1 )
$ 65 1 $ (1,514) $ (86 3 ) $ — $ (86 3 )
Barclays Bank PLC
Credit Default Swaps 295 — 295
Foreign Currency Contracts 77 (18) 59
Interest Rate Swaps — (164) (164)
$ 372 $ (182) $ 190 $ — $ 190
BMO Capital Markets
Foreign Currency Contracts — (40) (40)
$ — $ (40) $ (40) $ — $ (40)
BNP Paribas
Foreign Currency Contracts — (222) (222)
Purchased Options 5 — 5
Written Options — (17) (17)
$ 5 $ (239) $ (234) $ — $ (234)
Citigroup Inc
Credit Default Swaps 74 — 74
Foreign Currency Contracts 1 — 1
Written Options — (18) (18)
$ 75 $ (18) $ 57 $ — $ 57
Deutsche Bank AG
Foreign Currency Contracts — (11) (11)
Purchased Options 124 — 124
Written Options — (5) (5)
$ 124 $ (16) $ 108 $ — $ 108
Goldman Sachs & Co
Credit Default Swaps 117 — 117
Equity Basket Swaps — (955) (955)
Purchased Options 189 — 189
Total Return Swaps — (13) (13)
Written Options — (6 5 ) (6 5 )
$ 30 6 $ (1,03 3 ) $ (727)
$ 727 ^^
$ —
HSBC Securities Inc
Foreign Currency Contracts 75 (11 5 ) (40)
Total Return Swaps 82 — 8 2
$ 157 $ (1 15 ) $ 4 2 $ — $ 4 2
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
52
* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
** Contains derivatives owned by the Cayman subsidiary.
^ The counterparty has pledged cash to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^ The fund has pledged cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty
.
Financial
Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
* The fund has pledged cash and securities to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended August 31, 2020, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
JPMorgan Chase
Credit Default Swaps $ 101 $ — $ 101
Equity Basket Swaps 886 (35 6 ) 5 30
Foreign Currency Contracts 22 7 (89 5 ) (66 8 )
Interest Rate Swaps — (252) (252)
Purchased Options 30 — 30
Written Options — (22) (22)
$ 1,24 4 $ (1,525) $ (2 81 )
$ 2 81 ^^
$ —
Merrill Lynch
Credit Default Swaps 9 — 9
Foreign Currency Contracts — (21) (21)
$ 9 $ (21) $ (1 2 ) $ — $ (12)
Morgan Stanley & Co
Credit Default Swaps — (97) (97)
Equity Basket Swaps 1,98 5 (1,17 3 ) 812
Foreign Currency Contracts 1 8 (105) (8 7 )
Interest Rate Swaps 43 — 43
Purchased Options 1 6 — 1 6
$ 2,06 2 $ (1,37 5 ) $ 68 7 $ — $ 68 7
Standard Chartered Bank, Hong Kong
Purchased Options 30 — 30
Foreign Currency Contracts — (43) (43)
Written Options — (5) (5)
$ 30 $ (48) $ (18) $ — $ (18)
State Street Financial Global Markets
Foreign Currency Contracts 5 8 (58) —
$ 5 8 $ (58) $ — $ — $ —
Toronto Dominion Bank
Foreign Currency Contracts 35 (35) —
$ 35 $ (35) $ — $ — $ —
UBS AG
Equity Basket Swaps 621 (24 6 ) 375
$ 621 $ (24 6 ) $ 375 $ — $ 375
Total OTC $ 12,173 $ (11,901) $ 272 $ 1,280
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Merrill Lynch $ 277,661 $ (412,677) $ (135,016) $ 135,016* $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
53
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2020, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the
“floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued" as of August 31, 2020 was $6,023,000. The average outstanding balance for the liability during the year ended August 31, 2020 was $5,420,000 at a weighted average annual interest rate of 1.73%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total
Deposits with
Counterparty
Diversified Real Asset Fund $ — $ 3,917 $ 5,080 $ — $ 8,997
Global Multi-Strategy Fund 1,921 16,406 25,014 96,135 139,476
International Equity Index Fund — 229 — — 229
Spectrum Preferred and Capital Securities
Income Fund — 2,837 — — 2,837
ISDA (OTC Derivatives)
Diversified Real Asset Fund $ 170
Global Multi-Strategy Fund 220
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
54
payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital Securities
Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
55
on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. The average amount of borrowings outstanding during the year ended August 31, 2020 was $443,198,000 at a weighted average interest rate of 1.173%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of August 31, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Fund Security Type
Remaining
Contractual Tenor
Payable for Reverse
Repurchase Agreement
Global Multi-Strategy Fund Corporate Bonds Overnight and Continuous $ 3,157
U.S. Treasury and Agency Securities Overnight and Continuous 408,095
Corporate Bonds Greater than 90 Days 1,425
Gross amount of recognized liabilities for reverse repurchase agreements
$ 412,677
Market Value Collateral Value
Bond Market Index Fund $ 4,540 $ 4,668
Diversified Real Asset Fund 10,443 11,380
International Equity Index Fund 7,747 8,560
International Small Company Fund 21,956 23,940
Origin Emerging Markets Fund 4,431 4,893
Small-MidCap Growth Fund 81 83
Spectrum Preferred and Capital Securities Income Fund 15,591 16,720
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
56
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2020, the commitments were as follows (amounts
in thousands):
Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of
Unfunded Loan Commitment Unrealized Gain/(Loss)
Diversified Real Asset Fund
Global Multi-Strategy Fund
$ 19,181
663
$ 1,686
(5)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
57
assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
58
obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds.  The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of August 31, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Fund
Total Percentage of Outstanding
Shares Owned
Blue Chip Fund 32.44%
Bond Market Index Fund 87.99
Diversified Real Asset Fund 12.35
Edge MidCap Fund 85.03
International Equity Index Fund 54.94
International Small Company Fund 86.74
Origin Emerging Markets Fund 49.79
Spectrum Preferred and Capital Securities
Income Fund 9.81
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
59
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2020 Liability Derivatives August 31, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 18,906
*
Payables, Total distributable earnings (accumulated loss)
$ 2,056
*
Foreign exchange contracts Receivables
$ 519
Payables
$ 590
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 10,149
*
Payables, Total distributable earnings (accumulated loss)
$ 10,038
*
Total
$ 29,574 $ 12,684
Global Multi-Strategy Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 355
*
Payables, Total distributable earnings (accumulated loss)
$ 911
*
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,698
*
Payables, Total distributable earnings (accumulated loss)
$ 97
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 5,681
*
Payables, Total distributable earnings (accumulated loss)
$ 7,160
*
Foreign exchange contracts Receivables
$ 7,888
*
Payables
$ 8,730
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 4,212
*
Payables, Total distributable earnings (accumulated loss)
$ 8,305
*
Total
$ 19,834 $ 25,203
International Equity Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 161
*
Payables, Total distributable earnings (accumulated loss)
$ —
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 383
Payables, Total distributable earnings (accumulated loss)
$ 409
*
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (25,271) $ 12,434
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
60
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, and
Options and swaptions/Net change in unrealized
appreciation/(depreciation) of Investments,
Foreign currency contracts, and Options and
swaptions.
$ (1,955) $ 281
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (3,811) $ 6,450
Total $ (31,037) $ 19,165
Global Multi-Strategy Fund
Commodity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Swap
agreements/Net change in unrealized appreciation/
(depreciation) of Investments and Futures
contracts
$ 2,017 $ (2,981)
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (375) $ 361
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (4,618) $ (6,031)
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, Future
contracts, and Options and swaptions/Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions.
$ 946 $ (6,119)
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (27) $ 1,040
Total $ (2,057) $ (13,730)
International Equity Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 167 $ 247
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions/Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (5,420) $ (153)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
61
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
August 31, 2020 (amounts in thousands):
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$316,497
Futures - Short
212,614
Total Return Swaps - Receive Positive Return
209,919
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
275,514
Foreign Currency Contracts - Contracts to Deliver
309,103
Purchased Options
10,295
Written Options
5,865
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
269,293
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
337,280
Futures - Long
131,345
Futures - Short
80,583
Purchased Capped Options
45,236
Purchased Interest Rate Swaptions
128,801
Purchased Options
751
Written Capped Options
47,154
Written Interest Rate Swaptions
579,163
Written Options
405
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
22,520
Futures - Short
26,301
Purchased Options
3
Credit Contracts
Credit Default Swaps – Buy Protection
11,565
Credit Default Swaps – Sell Protection
5,459
Exchange Cleared Credit Default Swaps – Buy Protection
10,854
Exchange Cleared Credit Default Swaps – Sell Protection
8,461
Equity Contracts
Futures - Long
44,126
Futures - Short
57,899
Purchased Options
43
Total Return Equity Basket Swaps
69,742
Total Return Swaps - Pay Positive Return
218
Written Options
33
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
302,040
Foreign Currency Contracts - Contracts to Deliver
392,614
Futures - Long
1,244
Futures - Short
2,611
Purchased Options
74,676
Written Options
29,273
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
61,235,530
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
15,795,799
Futures - Long
415,761
Futures - Short
252,523
Interest Rate Swaps - Pay Floating Rate
12,088
Interest Rate Swaps - Receive Floating Rate
25,416
Purchased Interest Rate Swaptions
85,404
Purchased Options
3,147
Total Return Swaps - Pay Positive Return
5,287
Total Return Swaps - Receive Positive Return
5,950
Written Interest Rate Swaptions
25,908
Written Options
2,963
International Equity Index Fund
Equity Contracts
Futures - Long
3,202
Spectrum Preferred and Capital
Securities Income Fund
Interest Rate Contracts Futures - Long 53,513
Futures - Short
59,852
Purchased Options
783
Written Options
1,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
62
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, OTC derivatives, senior floating rate interests, municipal bonds, reverse repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
63
The following is a summary of the inputs used as of August 31, 2020 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 7,824,838 $ — $ — $ 7,824,838
Investment Companies 11,250 — — 11,250
Total investments in securities $ 7,836,088 $ — $ — $ 7,836,088
Bond Market Index Fund
Bonds* — 829,170 — 829,170
Investment Companies 180,088 — — 180,088
Municipal Bonds* — 15,892 — 15,892
U.S. Government & Government Agency Obligations* — 1,523,792 — 1,523,792
Total investments in securities $ 180,088 $ 2,368,854 $ — $ 2,548,942
Diversified Real Asset Fund
Bonds* — 415,289 — 415,289
Commodity Indexed Structured Notes* — 21,607 — 21,607
Common Stocks
Basic Materials 169,980 135,459 — 305,439
Communications 3,343 1,205 — 4,548
Consumer, Cyclical 8,191 8,162 33 16,386
Consumer, Non-cyclical 47,927 48,918 42 96,887
Energy 207,039 64,550 — 271,589
Financial 223,092 126,182 — 349,274
Industrial 77,628 92,079 — 169,707
Technology 621 — — 621
Utilities 181,989 202,723 — 384,712
Investment Companies 76,204 — — 76,204
Preferred Stocks
Industrial 111 131 — 242
Utilities 5,880 — — 5,880
Senior Floating Rate Interests* — 479,702 — 479,702
U.S. Government & Government Agency Obligations* — 565,054 — 565,054
Purchased Options 57 27 — 84
Purchased Interest Rate Swaptions — 2,495 — 2,495
Purchased Capped Options — 206 — 206
Total investments in securities $ 1,002,062 $ 2,163,789 $ 75 $ 3,165,926
Assets
Commodity Contracts
Futures** 15,976 — — 15,976
Total Return Swaps — 2,930 — 2,930
Foreign Exchange Contracts
Foreign Currency Contracts — 492 — 49 2
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 7,309 — 7,309
Futures** 82 — — 82
Liabilities
Commodity Contracts
Futures** (2,007) — — (2,007)
Total Return Swaps — (49) — (49)
Foreign Exchange Contracts
Foreign Currency Contracts — (5 9 0 ) — (5 9 0 )
Interest Rate Contracts
Capped Options — (118) — (118)
Exchange Cleared Interest Rate Swaps** — (6,263) — (6,263)
Futures** (166) — — (166)
Interest Rate Swaptions — (3,375) — (3,375)
Written Options (116) — — (116)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
64
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Edge MidCap Fund
Common Stocks
Basic Materials $ 22,756 $ — $ — $ 22,756
Communications 18,596 15,780 — 34,376
Consumer, Cyclical 81,056 — — 81,056
Consumer, Non-cyclical 148,738 — — 148,738
Energy 19,371 — — 19,371
Financial 149,812 — — 149,812
Industrial 183,067 — — 183,067
Technology 137,345 — — 137,345
Utilities 50,280 — — 50,280
Investment Companies 26,003 — — 26,003
Total investments in securities $ 837,024 $ 15,780 $ — $ 852,804
Global Multi-Strategy Fund
Bonds* — 308,849 1,381 310,230
Common Stocks
Basic Materials 10,353 8,056 — 18,409
Communications 29,142 7,566 — 36,708
Consumer, Cyclical 35,503 10,688 38 46,229
Consumer, Non-cyclical 59,946 13,568 — 73,514
Diversified 196 — — 196
Energy 7,933 689 39 8,661
Financial 32,634 9, 268 424 42,3 26
Industrial 35,181 13,647 — 48,828
Technology 44,058 5,732 337 50,127
Utilities 5,174 4,499 — 9,673
Convertible Bonds* — 3,059 — 3,059
Convertible Preferred Stocks
Communications — — 137 137
Consumer, Cyclical — — 86 86
Consumer, Non-cyclical 658 — — 658
Energy 22 — — 22
Financial 657 — — 657
Utilities 73 — — 73
Investment Companies 98,143 — — 98,143
Preferred Stocks
Basic Materials — 118 — 118
Communications — — 3 3
Consumer, Cyclical — 179 — 179
Energy — — 2,606 2,606
Financial — — 367 367
Technology — — 129 129
Repurchase Agreements* — 277,661 — 277,66 1
Senior Floating Rate Interests* — 6 , 301 590 6 , 891
U.S. Government & Government Agency Obligations* — 450,200 — 450,200
Purchased Options 1,067 396 — 1,463
Purchased Interest Rate Swaptions — 128 — 128
Total investments in securities $ 360,740 $ 1,12 0 , 604 $ 6 , 137 $ 1,487, 481
Short Sales
Bonds — (5,883) — (5,883)
Common Stocks
Basic Materials (3,584) (3,764) — (7,348)
Communications (8,056) (2,234) — (10,290)
Consumer, Cyclical (14,345) (5,324) — (19,669)
Consumer, Non-cyclical (17,070) (4,677) — (21,747)
Diversified — (80) — (80)
Energy (6,887) (837) — (7,724)
Financial (14,162) (4,802) — (18,964)
Industrial (13,582) (7,591) — (21,173)
Technology (13,093) (2,439) — (15,532)
Utilities (7,596) (1,392) — (8,988)
Preferred Stocks
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
65
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Consumer, Non-cyclical $ — $ (228) $ — $ (228)
Industrial — (96) — (96)
U.S. Government & Government Agency Obligations — (289,453) — (289,453)
Total Short Sales $ (98,375) $ (328,800) $ — $ (427,175)
Reverse Repurchase Agreements — (412,677) — (412,67 7 )
Assets
Credit Contracts
Credit Default Swaps — 685 — 685
Exchange Cleared Credit Default Swaps** — 1,013 — 1,013
Commodity Contracts
Futures** 324 — — 324
Total Return Swaps — — — —
Equity Contracts
Futures** 1,264 — — 1,264
Total Return Equity Basket Swaps — 3,492 — 3,492
Foreign Exchange Contracts
Foreign Currency Contracts — 7 , 44 4 — 7 , 44 4
Futures** 48 — — 48
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 3,664 — 3,664
Futures** 177 — — 177
Interest Rate Swaps — 43 — 43
Total Return Swaps — 89 — 8 9
Liabilities
Credit Contracts
Credit Default Swaps — (97) — (97)
Commodity Contracts
Futures** (911) — — (911)
Equity Contracts
Futures** (3,999) — — (3,999)
Written Options (418) — — (418)
Total Return Equity Basket Swaps — (2,7 3 0 ) — (2,7 3 0 )
Total Return Swaps — (13) — (13)
Foreign Exchange Contracts
Foreign Currency Contracts — ( 8 , 598 ) — ( 8 , 598 )
Written Options — (132) — (132)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (7,424) — (7,424)
Futures** (417) — — (417)
Interest Rate Swaps — (416) — (416)
Interest Rate Swaptions — (17) — (17)
Total Return Swaps — (2) — (2)
Written Options (29) — — (29)
International Equity Index Fund
Common Stocks
Basic Materials — 72,523 — 72,523
Communications 1,168 66,243 — 67,411
Consumer, Cyclical 322 135,477 — 135,799
Consumer, Non-cyclical 2,227 301,602 — 303,829
Diversified — 2,404 — 2,404
Energy — 37,094 — 37,094
Financial 295 205,949 — 206,244
Industrial — 145,881 — 145,881
Technology 1,440 58,703 — 60,143
Utilities — 42,591 — 42,591
Investment Companies 20,771 — — 20,771
Preferred Stocks
Basic Materials — 253 — 253
Consumer, Cyclical — 3,360 — 3,360
Consumer, Non-cyclical — 1,401 — 1,401
Industrial — 1,162 — 1,162
Total investments in securities $ 26,223 $ 1,074,643 $ — $ 1,100,866
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
66
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Assets
Equity Contracts
Futures** $ 161 $ — $ — $ 161
International Small Company Fund
Common Stocks
Basic Materials 28,621 58,071 — 86,692
Communications — 54,30 2 — 54,30 2
Consumer, Cyclical 5,269 149,719 — 154,988
Consumer, Non-cyclical 13,055 146,182 — 159,237
Energy 11,105 22,617 — 33,722
Financial 12,282 208,080 — 220,362
Industrial 13,942 175,787 — 189,729
Technology 18,401 81,145 — 99,546
Utilities 13,679 17,586 — 31,265
Investment Companies 34,884 — — 34,884
Total investments in securities $ 151,238 $ 913,489 $ — $ 1,064,727
Opportunistic Municipal Fund
Investment Companies 49 — — 49
Municipal Bonds* — 137,819 — 137,819
Total investments in securities $ 49 $ 137,819 $ — $ 137,868
Origin Emerging Markets Fund
Common Stocks
Basic Materials 13,620 53,512 — 67,132
Communications 183,053 208,745 — 391,798
Consumer, Cyclical 11,680 71,662 — 83,342
Consumer, Non-cyclical 43,318 125,980 — 169,298
Energy — 48,778 — 48,778
Financial 48,308 211,170 — 259,478
Industrial — 273,145 — 273,145
Technology 178,729 234,173 — 412,902
Utilities — 45,091 — 45,091
Investment Companies 82,378 — — 82,378
Preferred Stocks 27,997 — — 27,997
Total investments in securities $ 589,083 $ 1,272,256 $ — $ 1,861,339
Small-MidCap Dividend Income Fund
Common Stocks* 1,574,561 — — 1,574,561
Investment Companies 15,508 — — 15,508
Total investments in securities $ 1,590,069 $ — $ — $ 1,590,069
Small-MidCap Growth Fund
Common Stocks* 7,581 — — 7,581
Investment Companies 130 — — 130
Total investments in securities $ 7,711 $ — $ — $ 7,711
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 6,052,583 — 6,052,58 3
Convertible Preferred Stocks
Financial 91,167 — — 91,167
Industrial — 24,890 — 24,890
Investment Companies 296,207 — — 296,207
Preferred Stocks
Communications 104,426 — — 104,426
Consumer, Non-cyclical — 22,833 — 22,833
Energy 50 — — 50
Financial 490,421 6,509 — 496,930
Government 7,664 59,780 — 67,444
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
67
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Utilities $ 177,300 $ 2,190 $ — $ 179,490
U.S. Government & Government Agency Obligations* — 169,579 — 169,579
Purchased Options 383 — — 383
Total investments in securities $ 1,167,618 $ 6,338,364 $ — $ 7,505,982
Liabilities
Interest Rate Contracts
Futures** (159) — — (159)
Written Options (250) — — (250)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund (Effective December 31, 2019) .70% .68% .66% .65%
Edge MidCap Fund (Prior to December 31, 2019) .75 .73 .71 .70
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund (Effective December 31, 2019) 1.05 1.03 1.01 1.00
Origin Emerging Markets Fund (Prior to December 31, 2019) 1.20 1.18 1.16 1.15
Small-MidCap Growth Fund .70 .68 .66 .65
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund (Effective December 31, 2019) .65% .63% .61% .60% .59% .58%
Blue Chip Fu nd ( Prior to December 31, 2019 ) .70 .68 .66 .65 .64 .63
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small-MidCap Dividend Income Fund (Effective December 31, 2019) .79 .77 .75 .74 .73 .72
Small-MidCap Dividend Income Fund (Prior to December 31, 2019) .80 .78 .76 .75 .74 .73
Spectrum Preferred and Capital Securities Income Fund .75 .73 .71 .70 .69 .68
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
68
assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
# Prior to December 31, 2019, the contractual limit was 1.13%, 1.88%, and .86% for Class A, Class C, and Institutional, respectively.
^ Prior to April 1, 2020, the contractual limit was 1.22%, 1.97%, and .85% for Class A, Class C, and Institutional, respectively.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from September 1, 2019 through August 31, 2020
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2020
Bond Market Index Fund
N/A N/A .16 December 30, 2020
Diversified Real Asset Fund
1.20%^ 1.95%^ .83^ December 30, 2021
Edge MidCap Fund
1.10 N/A .77 December 30, 2020
Global Multi-Strategy Fund
N/A 2.75 1.63 December 30, 2020
International Equity Index Fund
N/A N/A .31 December 30, 2020
International Small Company Fund
1.60 N/A 1.20 December 30, 2020
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2020
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2020
Small-MidCap Dividend Income Fund
1.12# 1.87# .85# December 30, 2020
Small-MidCap Growth Fund
N/A N/A .83 December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2020
Period from September 1, 2019 through August 31, 2020
Class J R-1 R-2 R-3 R-4 R-5 Expiration
Bond Market Index Fund .71% 1.04% .91% .73% .54% .42% December 30, 2020
Period from September 1, 2019 through August 31, 2020
R-6 Expiration
Blue Chip Fund .01% December 30, 2020
Diversified Real Asset Fund .02 December 30, 2020
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2020
International Equity Index Fund .04 December 30, 2020
International Small Company Fund .04 December 30, 2020
Origin Emerging Markets Fund .04 December 30, 2020
Small-MidCap Dividend Income Fund .02 December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
.02 December 30, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
69
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and
Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, International Small Company
Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the
Distributor for the year ended August 31, 2020, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Period from September 1, 2019 through August 31, 2020
Expiration
Blue Chip Fund .050%# December 30, 2020
Bond Market Index Fund .015^ December 30, 2020
Diversified Real Asset Fund .050* December 30, 2021
Edge MidCap Fund .050# December 30, 2020
Global Multi-Strategy Fund .040 December 30, 2020
Opportunistic Municipal Fund .060 December 30, 2020
Origin Emerging Markets Fund .150 December 30, 2019
^ Prior to December 31, 2019, there was no contractual limit.
# Prior to December 31, 2019, the contractual limit was .10%.
* Prior to April 1, 2020, the contractual limit was .03%
Class A Class C Class J
Blue Chip Fund $ 940 $ 41 $ 9
Bond Market Index Fund N/A N/A 1
Diversified Real Asset Fund 6 1 N/A
Edge MidCap Fund 35 N/A N/A
Global Multi-Strategy Fund 2 — N/A
International Small Company Fund 5 N/A N/A
Opportunistic Municipal Fund 13 N/A N/A
Origin Emerging Markets Fund 6 N/A N/A
Small-MidCap Dividend Income Fund 43 3 N/A
Spectrum Preferred and Capital Securities Income Fund 244 39 1
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
70
Affiliated Ownership. At August 31, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $156,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2020 .
6. Investment Transactions
For the year ended August 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Blue Chip Fund had in-kind redemptions during the year ended August 31, 2020. The in-kind redemptions resulted in distributions of securities with a value of $161,339,000 and realized gains of $81,315,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations.
Institutional R-4 R-5 R-6
Blue Chip Fund 517 – – 32,086
Bond Market Index Fund 7,583 – – N/A
Diversified Real Asset Fund 100 1 1 15,420
Edge MidCap Fund 92 N/A N/A —
Global Multi-Strategy Fund 46 N/A N/A 1,278
International Equity Index Fund – – – 40,310
International Small Company Fund 175 N/A N/A 596
Opportunistic Municipal Fund 70 N/A N/A N/A
Origin Emerging Markets Fund 58 N/A N/A 74,072
Small-MidCap Dividend Income Fund 74 N/A N/A 505
Small-MidCap Growth Fund 527 N/A N/A N/A
Spectrum Preferred and Capital Securities
Income Fund – – – 4,701
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 3,014,704 $ 1,649,276 $ — $ —
Bond Market Index Fund 1,307,608 1,128,006 — —
Diversified Real Asset Fund 2,224,849 2,538,095 — —
Edge MidCap Fund 292,649 192,317 — —
Global Multi-Strategy Fund 1,780,628 2,293,758 733,323 603,525
International Equity Index Fund 333,424 372,697 — —
International Small Company Fund 512,479 393,716 — —
Opportunistic Municipal Fund 107,487 104,190 — —
Origin Emerging Markets Fund 1,431,038 933,180 — —
Small-MidCap Dividend Income Fund 547,066 794,246 — —
Small-MidCap Growth Fund 7,716 7,314 — —
Spectrum Preferred and Capital Securities
Income Fund 2,516,648 1,053,945 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 1,123,891 $ 1,118,770 $ — $ —
Diversified Real Asset Fund 636,649 631,592 — —
Global Multi-Strategy Fund 3,725,583 4,004,606 2,518,875 2,383,672
Spectrum Preferred and Capital Securities
Income Fund 223,431 53,809 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
71
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2020 and August 31,
2019 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, foreign capital gain taxes, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income ^ Long-Term Capital Gain* Return of Capital
2020 2019 2020 2019 2020 2019 2020 2019
Blue Chip Fund $ 35,653 $ 344 $ — $ — $ 183,262 $ 218,577 $ — $ —
Bond Market Index Fund 58,976 42,522 — — — — — —
Diversified Real Asset Fund 96,919 126,294 — — — — — —
Edge MidCap Fund 7,567 9,632 — — 22,087 25,893 — —
Global Multi-Strategy Fund — 94,178 — — — 39,517 — 6,481
International Equity Index Fund 34,826 28,659 — — 3,303 8,607 — —
International Small Company Fund 27,587 24,796 — — — 44,174 — —
Opportunistic Municipal Fund 7 4 4,766 4,556 — — — —
Origin Emerging Markets Fund 21,257 8,633 — — — — — —
Small-MidCap Dividend Income Fund 39,231 72,210 — — 15,278 267,714 — —
Spectrum Preferred and Capital
Securities Income Fund 294,361 280,911 — — — — 404 —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 16,859 $ — $ 180,691 $ — $ 2,960,438 $ — $ 3,157,988
Bond Market Index Fund 41,959 — — — 167,936 — 209,895
Diversified Real Asset Fund 3,859 — — (211,409) (20,486) (822) (228,858)
Edge MidCap Fund 10,154 — 34,843 — 97,217 — 142,214
Global Multi-Strategy Fund 9,764 — — (18,879) 5,104 (5,156) (9,167)
International Equity Index Fund 15,743 — — — 76,056 — 91,799
International Small Company Fund 3,190 — — (48,656) 93,800 — 48,334
Opportunistic Municipal Fund — 124 — (2,121) 4,329 (76) 2,256
Origin Emerging Markets Fund 12,750 — — (63,076) 246,455 (44) 196,085
Small-MidCap Dividend Income Fund 2,786 — — (257,934) 52,956 — (202,192)
Small-MidCap Growth Fund 158 — 78 — 1,940 — 2,176
Spectrum Preferred and Capital Securities
Income Fund — — — (79,870) 353,523 56,882 330,535
Short-Term Long-Term Total
Diversified Real Asset Fund $ 173,672 $ 37,737 $ 211,409
Global Multi-Strategy Fund — 18,879 18,879
International Small Company Fund 38,774 9,882 48,656
Opportunistic Municipal Fund 1,812 309 2,121
Origin Emerging Markets Fund 63,076 — 63,076
Spectrum Preferred and Capital
Securities Income Fund 9,542 70,328 79,870

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
72
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2020, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2020, the Funds had late-year capital and ordinary losses as follows (amounts in thousands).
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of August 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Utilized
Bond Market Index Fund $ 17,498
Origin Emerging Markets Fund 44,424
Small-MidCap Growth Fund 86
Post October
Capital Loss
Small-MidCap Dividend Income Fund $ 257,934
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (32,705) $ 32,705
Bond Market Index Fund (828) 828
Diversified Real Asset Fund 19,989 (19,989)
Edge MidCap Fund (3,194) 3,194
Global Multi-Strategy Fund (1,580) 1,580
International Equity Index Fund (2,515) 2,515
Small-MidCap Dividend Income Fund (12,395) 12,395
Spectrum Preferred and Capital Securities Income Fund 404 (404)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 2,993,477 $ (33,039) $ 2,960,438 $ 4,875,650
Bond Market Index Fund 172,605 (4,669) 167,936 2,381,006
Diversified Real Asset Fund 260,658 (332,488) (71,830) 3,263,308
Edge MidCap Fund 164,618 (67,402) 97,216 755,588
Global Multi-Strategy Fund 110,847 (104,298) 6,549 1,048,799
International Equity Index Fund 261,014 (185,238) 75,776 1,025,251
International Small Company Fund 160,022 (66,317) 93,705 971,022
Opportunistic Municipal Fund
*
6,648 (2,332) 4,316 127,51 6
Origin Emerging Markets Fund 315,578 (69,035) 246,543 1,614,796
Small-MidCap Dividend Income Fund 253,480 (200,524) 52,956 1,537,113
Small-MidCap Growth Fund 2,005 (65) 1,940 5,771
Spectrum Preferred and Capital Securities Income Fund 414,923 (61,400) 353,523 7,152,050
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
73
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of Class
R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class R-2 shares will automatically convert into Class
R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
August 31, 2020
See accompanying notes.
74
INVESTMENT COMPANIES - 0.14% Shares Held Value (000's)
Money Market Funds - 0.14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,249,970 $ 11,250
TOTAL INVESTMENT COMPANIES $ 11,250
COMMON STOCKS - 99.84% Shares Held Value (000's)
Aerospace & Defense - 4.39%
TransDigm Group Inc 689,078 $ 344,311
Biotechnology - 0.82%
Illumina Inc
(b)
179,952 64,282
Chemicals - 2.78%
Ecolab Inc 118,325 23,319
Linde PLC 657,614 164,233
Sherwin-Williams Co/The 45,067 30,242
$ 217,794
Commercial Services - 8.85%
CoStar Group Inc
(b)
95,679 81,193
Moody's Corp 309,806 91,281
PayPal Holdings Inc
(b)
1,964,626 401,059
S&P Global Inc 326,825 119,755
$ 693,288
Diversified Financial Services - 11.02%
Charles Schwab Corp/The 2,663,373 94,630
Credit Acceptance Corp
(b)
93,970 36,348
Mastercard Inc 1,070,280 383,363
Visa Inc 1,648,379 349,440
$ 863,781
Electronics - 1.32%
Roper Technologies Inc 241,377 103,114
Healthcare - Products - 3.01%
Danaher Corp 856,045 176,748
IDEXX Laboratories Inc
(b)
151,601 59,285
$ 236,033
Insurance - 5.84%
Aon PLC 416,836 83,363
Berkshire Hathaway Inc - Class B
(b)
1,173,578 255,887
Markel Corp
(b)
52,749 57,329
Progressive Corp/The 640,876 60,909
$ 457,488
Internet - 22.45%
Alphabet Inc - A Shares
(b)
49,989 81,458
Alphabet Inc - C Shares
(b)
309,860 506,367
Amazon.com Inc
(b)
228,086 787,116
Facebook Inc
(b)
994,628 291,625
Netflix Inc
(b)
175,640 93,012
$ 1,759,578
Lodging - 1.70%
Hilton Worldwide Holdings Inc 1,472,119 133,021
Media - 3.99%
Charter Communications Inc
(b)
508,349 312,945
Private Equity - 5.18%
Brookfield Asset Management Inc 10,895,560 367,616
KKR & Co Inc 1,064,829 38,142
$ 405,758
REITs - 3.57%
American Tower Corp 1,121,921 279,527
Retail - 3.78%
CarMax Inc
(b)
592,015 63,304
Costco Wholesale Corp 175,718 61,090
O'Reilly Automotive Inc
(b)
111,568 51,950
Starbucks Corp 1,424,496 120,327
$ 296,671
Semiconductors - 1.70%
NVIDIA Corp 249,065 133,245
Software - 19.44%
Adobe Inc
(b)
735,993 377,852
Autodesk Inc
(b)
440,749 108,292
Intuit Inc 1,027,167 354,773
Microsoft Corp 1,646,420 371,317
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
salesforce.com Inc
(b)
1,143,473 $ 311,768
$ 1,524,002
TOTAL COMMON STOCKS $ 7,824,838
Total Investments $ 7,836,088
Other Assets and Liabilities -  0.02% 1,466
TOTAL NET ASSETS - 100.00% $ 7,837,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Communications 26.44%
Financial 25.61%
Technology 21.14%
Consumer, Non-cyclical 12.68%
Industrial 5.71%
Consumer, Cyclical 5.48%
Basic Materials 2.78%
Money Market Funds 0.14%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2020
See accompanying notes.
75
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,510 $ 1,266,195 $ 1,269,455 $ 11,250
$ 14,510 $ 1,266,195 $ 1,269,455 $ 11,250
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 116 $ — $ — $ —
$ 116 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
76
INVESTMENT COMPANIES - 7.56% Shares Held Value (000's)
Exchange-Traded Funds - 0.20%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
35,000 $ 4,746
Money Market Funds - 7.36%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
4,668,265 4,668
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
170,673,726 170,674
$ 175,342
TOTAL INVESTMENT COMPANIES $ 180,088
BONDS - 34.83%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024 $ 50 $ 56
Omnicom Group Inc
2.45%, 04/30/2030 155 160
Omnicom Group Inc / Omnicom Capital Inc
3.60%, 04/15/2026 500 563
3.63%, 05/01/2022 75 79
WPP Finance 2010
3.75%, 09/19/2024 75 82
$ 940
Aerospace & Defense - 0.56%
Boeing Co/The
2.70%, 02/01/2027 110 107
2.80%, 03/01/2024 200 204
2.95%, 02/01/2030 140 137
3.25%, 02/01/2035 335 315
3.50%, 03/01/2039 200 181
3.75%, 02/01/2050 310 279
3.95%, 08/01/2059 375 347
4.51%, 05/01/2023 630 665
4.88%, 05/01/2025 630 685
5.04%, 05/01/2027 315 347
5.15%, 05/01/2030 315 353
5.71%, 05/01/2040 315 366
5.81%, 05/01/2050 155 186
5.88%, 02/15/2040 100 114
General Dynamics Corp
3.25%, 04/01/2025 80 89
3.50%, 05/15/2025 235 264
3.50%, 04/01/2027 755 865
4.25%, 04/01/2040 155 196
L3Harris Technologies Inc
2.90%, 12/15/2029 360 398
3.83%, 04/27/2025 270 303
Lockheed Martin Corp
1.85%, 06/15/2030 105 109
3.35%, 09/15/2021 278 287
3.55%, 01/15/2026 265 303
4.07%, 12/15/2042 105 133
4.09%, 09/15/2052 162 210
4.50%, 05/15/2036 215 278
4.70%, 05/15/2046 75 103
Northrop Grumman Corp
2.55%, 10/15/2022 740 774
3.20%, 02/01/2027 130 147
3.25%, 01/15/2028 755 855
5.05%, 11/15/2040 500 662
Raytheon Technologies Corp
2.25%, 07/01/2030 155 164
3.20%, 03/15/2024
(e)
75 81
3.75%, 11/01/2046 500 577
4.05%, 05/04/2047 300 363
4.13%, 11/16/2028 270 322
4.50%, 06/01/2042 410 521
4.63%, 11/16/2048 400 527
4.70%, 12/15/2041
(e)
350 441
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
6.13%, 07/15/2038 $ 46 $ 67
$ 13,325
Agriculture - 0.34%
Altria Group Inc
2.35%, 05/06/2025 65 69
3.40%, 05/06/2030 125 138
3.80%, 02/14/2024 500 549
4.00%, 01/31/2024 500 553
4.25%, 08/09/2042 460 488
4.80%, 02/14/2029 300 359
5.38%, 01/31/2044 25 31
6.20%, 02/14/2059 250 342
Archer-Daniels-Midland Co
4.02%, 04/16/2043 350 439
BAT Capital Corp
2.76%, 08/15/2022 535 556
2.79%, 09/06/2024 210 224
3.46%, 09/06/2029 210 228
3.56%, 08/15/2027 500 548
4.54%, 08/15/2047 300 326
Philip Morris International Inc
2.38%, 08/17/2022 90 93
2.75%, 02/25/2026 500 550
2.90%, 11/15/2021 400 412
3.25%, 11/10/2024 445 493
3.38%, 08/11/2025 350 391
4.13%, 03/04/2043 300 355
Reynolds American Inc
4.45%, 06/12/2025 220 251
5.70%, 08/15/2035 50 62
5.85%, 08/15/2045 50 62
6.15%, 09/15/2043 500 629
$ 8,148
Airlines - 0.04%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 14 12
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 135 127
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 310 302
Southwest Airlines Co
3.00%, 11/15/2026 350 353
5.25%, 05/04/2025 130 142
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 70 64
$ 1,000
Apparel - 0.05%
NIKE Inc
2.40%, 03/27/2025 155 167
2.75%, 03/27/2027 155 172
3.25%, 03/27/2040 155 175
3.88%, 11/01/2045 500 608
$ 1,122
Automobile Asset Backed Securities - 0.09%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 467 471
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 80 80
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,528
$ 2,079

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.41%
American Honda Finance Corp
1.20%, 07/08/2025 $ 160 $ 162
1.70%, 09/09/2021 500 507
1.95%, 05/20/2022 150 154
1.95%, 05/10/2023 155 161
2.05%, 01/10/2023 425 441
2.15%, 09/10/2024 345 364
Cummins Inc
4.88%, 10/01/2043 25 34
General Motors Co
4.88%, 10/02/2023 80 87
5.00%, 04/01/2035 325 353
5.15%, 04/01/2038 160 170
5.20%, 04/01/2045 425 460
5.40%, 04/01/2048 375 412
6.25%, 10/02/2043 75 88
General Motors Financial Co Inc
1.70%, 08/18/2023 320 322
3.45%, 01/14/2022 1,000 1,026
3.45%, 04/10/2022 50 52
3.55%, 07/08/2022 935 972
4.00%, 10/06/2026 75 81
4.20%, 11/06/2021 250 259
4.35%, 01/17/2027 525 569
PACCAR Financial Corp
0.35%, 08/11/2023 160 160
Toyota Motor Corp
3.67%, 07/20/2028 500 591
Toyota Motor Credit Corp
0.50%, 08/14/2023 160 160
1.15%, 05/26/2022 155 157
1.15%, 08/13/2027 160 160
1.35%, 08/25/2023 805 826
1.80%, 10/07/2021 150 152
1.80%, 02/13/2025 155 162
2.00%, 10/07/2024 145 153
3.30%, 01/12/2022 500 520
$ 9,715
Automobile Parts & Equipment - 0.01%
BorgWarner Inc
4.38%, 03/15/2045 300 328
Banks - 6.20%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 259
2.63%, 05/19/2022 550 572
Banco Santander SA
2.75%, 05/28/2025 200 213
3.49%, 05/28/2030 200 219
4.25%, 04/11/2027 650 735
Bank of America Corp
1.32%, 06/19/2026
(f)
310 314
United States Secured Overnight Financing
Rate + 1.15%
1.90%, 07/23/2031
(f)
250 251
United States Secured Overnight Financing
Rate + 1.53%
2.02%, 02/13/2026
(f)
365 380
3 Month USD LIBOR + 0.64%
2.46%, 10/22/2025
(f)
300 318
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 77
2.50%, 02/13/2031
(f)
315 332
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(f)
250 266
United States Secured Overnight Financing
Rate + 2.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.68%, 06/19/2041
(f)
$ 765 $ 781
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(f)
75 78
3 Month USD LIBOR + 0.93%
2.88%, 04/24/2023
(f)
110 114
3 Month USD LIBOR + 1.02%
3.00%, 12/20/2023
(f)
2,551 2,688
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(f)
285 317
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 390
3.30%, 01/11/2023 1,175 1,254
3.42%, 12/20/2028
(f)
639 715
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(f)
500 547
3 Month USD LIBOR + 0.97%
3.50%, 04/19/2026 335 380
3.86%, 07/23/2024
(f)
200 218
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 135
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 86
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(f)
1,000 1,168
3 Month USD LIBOR + 1.21%
4.00%, 04/01/2024 400 447
4.00%, 01/22/2025 90 101
4.10%, 07/24/2023 75 83
4.24%, 04/24/2038
(f)
835 1,019
3 Month USD LIBOR + 1.81%
4.25%, 10/22/2026 800 927
4.27%, 07/23/2029
(f)
640 757
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
255 330
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 104
5.70%, 01/24/2022 75 80
5.88%, 02/07/2042 60 90
6.11%, 01/29/2037 500 716
Bank of Montreal
1.85%, 05/01/2025 160 168
2.55%, 11/06/2022 75 78
2.90%, 03/26/2022 500 520
3.30%, 02/05/2024 750 819
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 725 756
1.85%, 01/27/2023 790 817
1.95%, 08/23/2022 740 765
Bank of Nova Scotia/The
1.30%, 06/11/2025 155 159
2.00%, 11/15/2022 150 155
2.70%, 03/07/2022 145 151
2.70%, 08/03/2026 145 160
3.40%, 02/11/2024 750 820
4.50%, 12/16/2025 60 70
Barclays Bank PLC
1.70%, 05/12/2022 1,000 1,018
Barclays PLC
2.65%, 06/24/2031
(f)
310 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.85%, 05/07/2026
(f)
200 211
3 Month USD LIBOR + 2.45%
3.68%, 01/10/2023 200 207
3.93%, 05/07/2025
(f)
915 995
3 Month USD LIBOR + 1.61%

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
4.38%, 01/12/2026 $ 380 $ 432
4.97%, 05/16/2029
(f)
200 238
3 Month USD LIBOR + 1.90%
BPCE SA
4.00%, 04/15/2024 750 833
Canadian Imperial Bank of Commerce
0.95%, 06/23/2023 470 476
2.61%, 07/22/2023
(f)
220 229
3 Month USD LIBOR + 0.79%
Citibank NA
3.65%, 01/23/2024 750 826
Citigroup Inc
1.68%, 05/15/2024
(f)
155 159
United States Secured Overnight Financing
Rate + 1.67%
2.31%, 11/04/2022
(f)
225 229
United States Secured Overnight Financing
Rate + 0.87%
2.57%, 06/03/2031
(f)
310 328
United States Secured Overnight Financing
Rate + 2.11%
2.67%, 01/29/2031
(f)
310 330
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 04/25/2022 425 440
2.90%, 12/08/2021 385 397
2.98%, 11/05/2030
(f)
150 163
United States Secured Overnight Financing
Rate + 1.42%
3.30%, 04/27/2025 435 483
3.40%, 05/01/2026 1,110 1,245
3.52%, 10/27/2028
(f)
125 140
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(f)
875 989
3 Month USD LIBOR + 1.39%
3.70%, 01/12/2026 110 125
3.88%, 01/24/2039
(f)
220 262
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 126
4.30%, 11/20/2026 75 86
4.45%, 09/29/2027 75 87
4.60%, 03/09/2026 1,075 1,250
4.65%, 07/30/2045 115 149
4.65%, 07/23/2048 235 316
4.75%, 05/18/2046 395 506
5.50%, 09/13/2025 845 1,007
6.68%, 09/13/2043 360 563
8.13%, 07/15/2039 474 836
Cooperatieve Rabobank UA
3.88%, 02/08/2022 535 562
5.25%, 05/24/2041 185 274
5.25%, 08/04/2045 550 773
Cooperatieve Rabobank UA/NY
2.75%, 01/10/2022 500 517
Credit Suisse AG/New York NY
3.00%, 10/29/2021 325 335
3.63%, 09/09/2024 500 558
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 1,250 1,385
3.80%, 09/15/2022 705 750
3.80%, 06/09/2023 750 810
Deutsche Bank AG/New York NY
3.95%, 02/27/2023 100 106
4.10%, 01/13/2026 750 799
4.25%, 10/14/2021 400 414
Development Bank of Japan Inc
2.00%, 10/19/2021 350 356
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Discover Bank
2.70%, 02/06/2030 $ 250 $ 261
Fifth Third Bancorp
2.38%, 01/28/2025 600 637
4.30%, 01/16/2024 50 55
Fifth Third Bank NA
1.80%, 01/30/2023 250 258
Goldman Sachs Group Inc/The
3.00%, 04/26/2022 990 1,006
3.27%, 09/29/2025
(f)
75 82
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 360
3.69%, 06/05/2028
(f)
500 567
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 85
3.81%, 04/23/2029
(f)
75 86
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 125
4.22%, 05/01/2029
(f)
505 594
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 575 655
4.41%, 04/23/2039
(f)
175 216
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 200
5.15%, 05/22/2045 375 499
5.95%, 01/15/2027 700 867
6.13%, 02/15/2033 850 1,204
6.25%, 02/01/2041 220 333
6.75%, 10/01/2037 210 306
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
240 242
United States Secured Overnight Financing
Rate + 1.54%
2.10%, 06/04/2026
(f)
310 318
United States Secured Overnight Financing
Rate + 1.93%
2.36%, 08/18/2031
(f)
200 203
United States Secured Overnight Financing
Rate + 1.95%
2.63%, 11/07/2025
(f)
725 760
3 Month USD LIBOR + 1.14%
2.85%, 06/04/2031
(f)
200 210
United States Secured Overnight Financing
Rate + 2.39%
3.26%, 03/13/2023
(f)
500 520
3 Month USD LIBOR + 1.06%
3.90%, 05/25/2026 500 565
3.97%, 05/22/2030
(f)
300 340
3 Month USD LIBOR + 1.61%
4.25%, 08/18/2025 750 832
4.58%, 06/19/2029
(f)
240 280
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 246
6.10%, 01/14/2042 600 884
6.50%, 05/02/2036 700 966
6.50%, 09/15/2037 100 140
6.80%, 06/01/2038 500 720
HSBC USA Inc
3.50%, 06/23/2024 500 550
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 430 451
Huntington National Bank/The
1.80%, 02/03/2023 325 335
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 350 355

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
3.15%, 03/29/2022 $ 400 $ 416
3.55%, 04/09/2024 300 329
4.55%, 10/02/2028 300 366
JPMorgan Chase & Co
1.51%, 06/01/2024
(f)
220 225
United States Secured Overnight Financing
Rate + 1.46%
2.00%, 03/13/2026
(f)
155 162
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(f)
145 152
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(f)
220 230
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 10/15/2025
(f)
320 338
United States Secured Overnight Financing
Rate + 1.16%
2.52%, 04/22/2031
(f)
235 252
United States Secured Overnight Financing
Rate + 2.04%
2.74%, 10/15/2030
(f)
625 678
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 259
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(f)
95 102
United States Secured Overnight Financing
Rate + 2.52%
3.11%, 04/22/2041
(f)
235 258
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(f)
235 256
United States Secured Overnight Financing
Rate + 2.44%
3.20%, 01/25/2023 2,667 2,843
3.21%, 04/01/2023
(f)
500 521
3 Month USD LIBOR + 0.70%
3.51%, 01/23/2029
(f)
200 226
3 Month USD LIBOR + 0.95%
3.54%, 05/01/2028
(f)
500 565
3 Month USD LIBOR + 1.38%
3.56%, 04/23/2024
(f)
75 81
3 Month USD LIBOR + 0.73%
3.63%, 12/01/2027 500 563
3.80%, 07/23/2024
(f)
180 196
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 94
3.88%, 09/10/2024 75 84
3.88%, 07/24/2038
(f)
750 902
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 460 523
3.90%, 01/23/2049
(f)
830 1,018
3 Month USD LIBOR + 1.22%
4.01%, 04/23/2029
(f)
350 408
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
600 744
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
230 272
3 Month USD LIBOR + 1.26%
4.50%, 01/24/2022 100 106
5.60%, 07/15/2041 370 550
8.00%, 04/29/2027 1,000 1,384
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 250 255
3.30%, 06/01/2025 500 561
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
2.25%, 04/06/2027 $ 110 $ 116
2.55%, 10/01/2029 270 288
Korea Development Bank/The
1.75%, 02/18/2025 500 519
2.75%, 03/19/2023 500 527
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
260 212
0.38%, 07/18/2025 315 315
2.00%, 05/02/2025
(g)
280 301
2.13%, 06/15/2022 2,500 2,586
2.13%, 01/17/2023 1,500 1,567
2.38%, 12/29/2022 440 462
2.50%, 02/15/2022 500 517
2.50%, 11/20/2024 500 546
2.88%, 04/03/2028 385 450
3.13%, 12/15/2021 750 778
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030
(h)
305 304
2.38%, 06/10/2025 750 819
2.50%, 11/15/2027 500 564
Lloyds Banking Group PLC
3.00%, 01/11/2022 800 828
3.90%, 03/12/2024 735 808
4.55%, 08/16/2028 400 479
4.58%, 12/10/2025 575 647
4.65%, 03/24/2026 475 539
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 204
2.05%, 07/17/2030 750 763
2.19%, 02/25/2025 200 210
2.56%, 02/25/2030 200 213
2.62%, 07/18/2022 400 416
2.76%, 09/13/2026 500 545
2.80%, 07/18/2024 200 214
3.20%, 07/18/2029 200 222
3.75%, 07/18/2039 200 234
3.76%, 07/26/2023 1,000 1,090
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 202
3 Month USD LIBOR + 0.99%
2.20%, 07/10/2031
(f)
200 204
3 Month USD LIBOR + 1.51%
2.23%, 05/25/2026
(f)
200 209
3 Month USD LIBOR + 0.83%
2.27%, 09/13/2021 300 306
2.72%, 07/16/2023
(f)
200 207
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
200 214
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(f)
800 880
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.19%, 04/28/2026
(f)
480 506
United States Secured Overnight Financing
Rate + 1.99%
2.63%, 11/17/2021 750 770
2.70%, 01/22/2031
(f)
360 388
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(f)
255 273
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 374
3.13%, 01/23/2023 220 233
3.13%, 07/27/2026 670 747
3.59%, 07/22/2028
(f)
90 102
3 Month USD LIBOR + 1.34%

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.63%, 01/20/2027 $ 95 $ 109
3.70%, 10/23/2024 775 865
3.75%, 02/25/2023 150 162
3.77%, 01/24/2029
(f)
430 494
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 83
3.95%, 04/23/2027 60 68
4.00%, 07/23/2025 25 29
4.30%, 01/27/2045 320 417
4.35%, 09/08/2026 500 583
4.88%, 11/01/2022 650 708
5.00%, 11/24/2025 75 88
6.38%, 07/24/2042 315 499
MUFG Union Bank NA
3.15%, 04/01/2022 500 521
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 259
2.50%, 05/22/2022 650 675
Natwest Group PLC
3.50%, 05/15/2023
(f)
400 417
3 Month USD LIBOR + 1.48%
4.27%, 03/22/2025
(f)
795 874
3 Month USD LIBOR + 1.76%
5.08%, 01/27/2030
(f)
400 488
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 536
6.13%, 12/15/2022 200 220
Northern Trust Corp
1.95%, 05/01/2030 185 193
Oesterreichische Kontrollbank AG
2.38%, 10/01/2021 750 767
PNC Bank NA
1.74%, 02/24/2023
(f)
250 255
3 Month USD LIBOR + 0.00%
2.70%, 11/01/2022 575 602
4.05%, 07/26/2028 400 473
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 128
2.55%, 01/22/2030 160 174
2.60%, 07/23/2026 110 121
3.30%, 03/08/2022 750 782
3.45%, 04/23/2029 335 389
Royal Bank of Canada
1.95%, 01/17/2023 265 275
2.25%, 11/01/2024 300 320
2.55%, 07/16/2024 145 156
4.65%, 01/27/2026 575 681
Santander Holdings USA Inc
3.40%, 01/18/2023 75 79
3.70%, 03/28/2022 75 78
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 500 518
Santander UK PLC
2.10%, 01/13/2023 470 487
State Street Corp
2.35%, 11/01/2025
(f)
110 117
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 174
2.65%, 05/19/2026 500 553
3.10%, 05/15/2023 50 53
3.30%, 12/16/2024 75 84
3.55%, 08/18/2025 275 314
3.70%, 11/20/2023 75 83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 $ 200 $ 204
2.13%, 07/08/2030 200 205
2.35%, 01/15/2025 200 212
2.44%, 10/19/2021 700 716
2.70%, 07/16/2024 800 858
2.75%, 01/15/2030 200 216
2.78%, 07/12/2022 390 407
2.85%, 01/11/2022 1,090 1,125
3.01%, 10/19/2026 75 83
3.04%, 07/16/2029 200 219
3.36%, 07/12/2027 335 374
3.45%, 01/11/2027 165 185
Svenska Handelsbanken AB
1.88%, 09/07/2021 1,000 1,016
Toronto-Dominion Bank/The
0.75%, 06/12/2023 125 126
1.15%, 06/12/2025 125 128
1.90%, 12/01/2022 600 621
3.50%, 07/19/2023 500 546
3.62%, 09/15/2031
(f)
455 518
USD Swap Semi-Annual 5 Year + 2.21%
Truist Bank
1.25%, 03/09/2023 250 255
1.50%, 03/10/2025 250 259
2.15%, 12/06/2024 350 372
2.80%, 05/17/2022 335 348
3.80%, 10/30/2026 500 583
Truist Financial Corp
1.13%, 08/03/2027 860 858
1.20%, 08/05/2025
(g)
60 61
1.95%, 06/05/2030 60 62
2.50%, 08/01/2024 340 363
4.00%, 05/01/2025 75 86
US Bancorp
1.38%, 07/22/2030 110 109
2.40%, 07/30/2024 190 203
3.00%, 03/15/2022 50 52
3.00%, 07/30/2029 975 1,080
3.15%, 04/27/2027 560 634
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 910 942
2.05%, 01/21/2025 300 318
Wells Fargo & Co
1.65%, 06/02/2024
(f)
220 225
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
885 923
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
485 507
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(f)
220 230
United States Secured Overnight Financing
Rate + 2.10%
2.41%, 10/30/2025
(f)
1,300 1,370
3 Month USD LIBOR + 0.83%
2.57%, 02/11/2031
(f)
885 934
3 Month USD LIBOR + 1.00%
3.00%, 04/22/2026 490 537
3.00%, 10/23/2026 590 650
3.07%, 04/30/2041
(f)
485 514
United States Secured Overnight Financing
Rate + 2.53%
3.45%, 02/13/2023 535 569
3.55%, 09/29/2025 75 84
3.58%, 05/22/2028
(f)
375 421
3 Month USD LIBOR + 1.31%

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.10%, 06/03/2026 $ 535 $ 605
4.15%, 01/24/2029 370 437
4.40%, 06/14/2046 350 419
4.48%, 04/04/2031
(f)
230 280
3 Month USD LIBOR + 3.77%
4.65%, 11/04/2044 430 524
4.75%, 12/07/2046 250 317
4.90%, 11/17/2045 75 95
5.01%, 04/04/2051
(f)
310 423
3 Month USD LIBOR + 4.24%
5.38%, 02/07/2035 325 442
5.38%, 11/02/2043 185 248
Wells Fargo Bank NA
3.55%, 08/14/2023 400 435
Westpac Banking Corp
2.00%, 01/13/2023 155 161
2.35%, 02/19/2025 150 161
2.65%, 01/16/2030
(g)
155 172
2.70%, 08/19/2026 500 554
2.85%, 05/13/2026 535 594
2.89%, 02/04/2030
(f)
155 160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(f)
145 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 275 340
$ 147,654
Beverages - 0.82%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,295 1,466
4.70%, 02/01/2036 1,975 2,372
4.90%, 02/01/2046 875 1,081
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 89
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 149
3.75%, 07/15/2042 750 802
4.00%, 04/13/2028 500 580
4.35%, 06/01/2040 130 151
4.38%, 04/15/2038 475 548
4.50%, 06/01/2050 130 157
4.60%, 04/15/2048 35 42
4.75%, 01/23/2029 470 573
4.75%, 04/15/2058 75 93
4.95%, 01/15/2042 25 30
5.45%, 01/23/2039 200 255
5.80%, 01/23/2059 210 300
8.20%, 01/15/2039 60 97
Coca-Cola Co/The
1.45%, 06/01/2027 140 145
1.65%, 06/01/2030 140 145
1.75%, 09/06/2024 140 147
2.13%, 09/06/2029 180 193
2.50%, 06/01/2040 140 145
2.60%, 06/01/2050 140 142
2.90%, 05/25/2027 500 563
2.95%, 03/25/2025 310 342
3.38%, 03/25/2027 155 179
Constellation Brands Inc
3.15%, 08/01/2029 90 98
3.20%, 02/15/2023 1,130 1,199
4.10%, 02/15/2048 300 346
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Diageo Capital PLC
2.13%, 10/24/2024 $ 200 $ 212
2.13%, 04/29/2032 200 208
2.38%, 10/24/2029 200 214
Diageo Investment Corp
2.88%, 05/11/2022 780 813
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 172
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 538
4.06%, 05/25/2023 360 393
4.42%, 05/25/2025 75 87
4.99%, 05/25/2038 250 328
Molson Coors Beverage Co
3.00%, 07/15/2026 105 112
4.20%, 07/15/2046 250 260
PepsiCo Inc
0.75%, 05/01/2023 95 96
1.63%, 05/01/2030 95 98
2.38%, 10/06/2026 590 645
2.63%, 07/29/2029 145 161
2.75%, 03/05/2022 355 368
2.75%, 03/01/2023 75 80
2.85%, 02/24/2026 90 100
2.88%, 10/15/2049 145 155
3.00%, 10/15/2027 610 691
3.38%, 07/29/2049 645 743
3.60%, 08/13/2042 400 492
$ 19,395
Biotechnology - 0.35%
Amgen Inc
1.90%, 02/21/2025 155 163
2.20%, 02/21/2027 395 419
2.25%, 08/19/2023 60 63
2.45%, 02/21/2030 155 166
2.65%, 05/11/2022 50 52
2.77%, 09/01/2053
(e)
885 872
3.15%, 02/21/2040 155 165
3.38%, 02/21/2050 155 169
3.88%, 11/15/2021 414 428
4.66%, 06/15/2051 390 516
5.15%, 11/15/2041 113 152
Baxalta Inc
5.25%, 06/23/2045 250 347
Biogen Inc
2.25%, 05/01/2030 370 380
4.05%, 09/15/2025 160 185
5.20%, 09/15/2045 30 41
Gilead Sciences Inc
1.95%, 03/01/2022 300 307
2.95%, 03/01/2027 240 269
3.50%, 02/01/2025 75 84
3.65%, 03/01/2026 75 86
3.70%, 04/01/2024 1,175 1,299
4.15%, 03/01/2047 25 32
4.60%, 09/01/2035 590 785
4.75%, 03/01/2046 425 569
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 157
Royalty Pharma PLC
0.75%, 09/02/2023
(e),(h)
155 155
1.75%, 09/02/2027
(e),(h)
155 155
2.20%, 09/02/2030
(e),(h)
155 154
3.30%, 09/02/2040
(e),(h)
155 152
$ 8,322

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.10%
Carrier Global Corp
1.92%, 02/15/2023
(e)
$ 155 $ 160
2.24%, 02/15/2025
(e)
155 162
2.49%, 02/15/2027
(e)
155 163
2.72%, 02/15/2030
(e)
310 325
3.38%, 04/05/2040
(e)
155 161
3.58%, 04/05/2050
(e)
155 164
Johnson Controls International plc
5.13%, 09/14/2045 47 62
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 162
Masco Corp
4.45%, 04/01/2025 300 346
Owens Corning
4.30%, 07/15/2047 300 322
Vulcan Materials Co
3.50%, 06/01/2030 295 334
$ 2,361
Chemicals - 0.40%
Air Products and Chemicals Inc
1.85%, 05/15/2027 80 84
2.80%, 05/15/2050 455 484
Dow Chemical Co/The
2.10%, 11/15/2030 160 158
3.50%, 10/01/2024 250 274
3.60%, 11/15/2050 160 163
4.38%, 11/15/2042 610 688
9.40%, 05/15/2039 380 647
DuPont de Nemours Inc
4.21%, 11/15/2023 400 442
4.49%, 11/15/2025 250 291
4.73%, 11/15/2028 500 607
5.32%, 11/15/2038 145 187
5.42%, 11/15/2048 185 253
Eastman Chemical Co
4.65%, 10/15/2044 75 89
Ecolab Inc
1.30%, 01/30/2031 150 147
2.13%, 08/15/2050 150 138
4.80%, 03/24/2030 155 197
5.50%, 12/08/2041 200 289
LYB International Finance BV
4.88%, 03/15/2044 420 502
LYB International Finance II BV
3.50%, 03/02/2027 300 333
LYB International Finance III LLC
4.20%, 10/15/2049 160 178
Mosaic Co/The
4.25%, 11/15/2023 300 326
5.63%, 11/15/2043 25 29
Nutrien Ltd
1.90%, 05/13/2023 95 98
3.00%, 04/01/2025 150 163
3.63%, 03/15/2024 550 600
5.25%, 01/15/2045 300 377
Praxair Inc
1.10%, 08/10/2030 160 157
2.20%, 08/15/2022 350 361
Sherwin-Williams Co/The
2.30%, 05/15/2030 155 161
2.95%, 08/15/2029 300 330
3.30%, 05/15/2050 155 166
3.80%, 08/15/2049 125 144
Westlake Chemical Corp
5.00%, 08/15/2046 350 401
$ 9,464
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 1.66%
BANK 2018-BNK13
4.22%, 08/15/2061
(i)
$ 1,250 $ 1,484
CFCRE Commercial Mortgage Trust 2017-C8
3.57%, 06/15/2050 1,000 1,108
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(i)
500 546
Citigroup Commercial Mortgage Trust
2015-GC33
3.52%, 09/10/2058 1,000 1,081
COMM 2012-CCRE2 Mortgage Trust
3.79%, 08/15/2045 200 207
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 501
COMM 2014-CCRE15 Mortgage Trust
4.07%, 02/10/2047
(i)
500 548
COMM 2014-CCRE20 Mortgage Trust
3.59%, 11/10/2047 302 329
COMM 2014-LC15 Mortgage Trust
4.20%, 04/10/2047 350 380
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 550 598
COMM 2015-DC1 Mortgage Trust
3.08%, 02/10/2048 500 530
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 500 541
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 983
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 2,000 2,248
Fannie Mae-Aces
2.30%, 09/25/2022
(i)
287 294
2.48%, 04/25/2022 228 232
2.51%, 11/25/2022
(i)
777 799
2.71%, 04/25/2023
(i)
63 65
2.92%, 04/25/2025
(i)
800 864
2.94%, 01/25/2026
(i)
1,601 1,760
3.08%, 12/25/2027
(i)
1,000 1,127
3.22%, 08/25/2024
(i)
839 901
3.48%, 07/25/2028
(i)
1,000 1,146
3.75%, 11/25/2028
(i)
250 295
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 315 321
3.02%, 02/25/2023 40 42
3.06%, 07/25/2023
(i)
150 160
3.17%, 10/25/2024 1,000 1,099
3.21%, 03/25/2025 1,248 1,384
3.24%, 04/25/2027 250 286
3.30%, 04/25/2023
(i)
500 534
3.41%, 12/25/2026 2,000 2,301
3.92%, 09/25/2028
(i)
1,000 1,212
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 375 378
GS Mortgage Securities Trust 2013-GCJ14
4.24%, 08/10/2046 50 54
GS Mortgage Securities Trust 2015-GC28
3.40%, 02/10/2048 600 653
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049 1,000 1,078
JPMBB Commercial Mortgage Securities Trust
2013-C14
4.41%, 08/15/2046
(i)
500 537
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.08%, 02/15/2047 50 55

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 $ 500 $ 506
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.30%, 08/15/2046
(i)
1,130 1,213
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
4.26%, 10/15/2046
(i)
500 539
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15
4.05%, 04/15/2047 580 632
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
3.25%, 02/15/2048 500 540
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 520 543
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,000 2,208
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 950 1,018
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 64 66
UBS Commercial Mortgage Trust 2018-C12
4.30%, 08/15/2051 2,000 2,375
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 49 51
UBS-Barclays Commercial Mortgage Trust
2012-C4
2.85%, 12/10/2045 100 104
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 26 26
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046 500 527
WFRBS Commercial Mortgage Trust 2014-C20
4.00%, 05/15/2047 500 539
$ 39,548
Commercial Services - 0.24%
California Institute of Technology
4.32%, 08/01/2045 50 65
4.70%, 11/01/2111 250 360
Global Payments Inc
2.65%, 02/15/2025 140 150
3.20%, 08/15/2029 140 154
4.15%, 08/15/2049 70 83
4.80%, 04/01/2026 560 660
IHS Markit Ltd
3.63%, 05/01/2024 223 241
Massachusetts Institute of Technology
3.89%, 07/01/2116 375 471
3.96%, 07/01/2038 185 232
4.68%, 07/01/2114 100 150
Moody's Corp
2.55%, 08/18/2060 160 150
4.50%, 09/01/2022 500 536
5.25%, 07/15/2044 90 124
PayPal Holdings Inc
1.35%, 06/01/2023 155 159
1.65%, 06/01/2025 155 161
2.20%, 09/26/2022 145 150
2.30%, 06/01/2030 155 165
2.40%, 10/01/2024 145 155
2.85%, 10/01/2029 145 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
S&P Global Inc
1.25%, 08/15/2030 $ 160 $ 158
2.50%, 12/01/2029 55 60
3.25%, 12/01/2049 55 64
4.00%, 06/15/2025 350 400
University of Southern California
2.81%, 10/01/2050 675 724
5.25%, 10/01/2111 20 32
$ 5,765
Computers - 0.78%
Apple Inc
0.55%, 08/20/2025 210 211
0.75%, 05/11/2023 930 942
1.13%, 05/11/2025 550 564
1.25%, 08/20/2030 210 211
1.65%, 05/11/2030 155 161
2.20%, 09/11/2029 180 194
2.40%, 01/13/2023 75 79
2.40%, 05/03/2023 75 79
2.40%, 08/20/2050 210 209
2.45%, 08/04/2026 750 821
2.50%, 02/09/2022 105 108
2.55%, 08/20/2060 105 104
2.65%, 05/11/2050 155 160
2.90%, 09/12/2027 1,160 1,305
2.95%, 09/11/2049 140 151
3.00%, 11/13/2027 300 340
3.20%, 05/11/2027 110 125
3.25%, 02/23/2026 825 933
3.35%, 02/09/2027 390 447
3.45%, 02/09/2045 375 439
3.75%, 09/12/2047 275 333
3.75%, 11/13/2047 195 237
3.85%, 05/04/2043 550 678
4.38%, 05/13/2045 80 106
4.65%, 02/23/2046 170 234
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(e)
300 324
5.30%, 10/01/2029
(e)
300 343
5.45%, 06/15/2023
(e)
105 116
6.02%, 06/15/2026
(e)
300 354
8.10%, 07/15/2036
(e)
370 492
8.35%, 07/15/2046
(e)
245 331
DXC Technology Co
4.75%, 04/15/2027 100 111
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 460
2.25%, 04/01/2023 140 145
4.45%, 10/02/2023 160 176
4.90%, 10/15/2025 200 231
6.20%, 10/15/2035 75 94
6.35%, 10/15/2045 255 329
HP Inc
2.20%, 06/17/2025 140 147
3.00%, 06/17/2027 140 152
6.00%, 09/15/2041 355 436
International Business Machines Corp
2.50%, 01/27/2022 500 516
2.85%, 05/13/2022 500 521
3.00%, 05/15/2024 580 631
3.30%, 05/15/2026 500 568
3.45%, 02/19/2026 800 910
3.50%, 05/15/2029 500 580
4.00%, 06/20/2042 400 481
4.15%, 05/15/2039 195 240
4.25%, 05/15/2049 290 368
4.70%, 02/19/2046 145 194

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NetApp Inc
2.38%, 06/22/2027 $ 155 $ 162
$ 18,583
Consumer Products - 0.05%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 238
Clorox Co/The
1.80%, 05/15/2030 155 159
3.80%, 11/15/2021 30 31
Kimberly-Clark Corp
2.40%, 03/01/2022 30 31
2.75%, 02/15/2026 600 662
2.88%, 02/07/2050 155 169
$ 1,290
Cosmetics & Personal Care - 0.11%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 235 249
2.38%, 12/01/2029 235 252
Procter & Gamble Co/The
2.45%, 11/03/2026 75 83
2.80%, 03/25/2027 755 846
3.55%, 03/25/2040 155 190
Unilever Capital Corp
2.13%, 09/06/2029 800 853
2.60%, 05/05/2024 200 215
$ 2,688
Credit Card Asset Backed Securities - 0.22%
BA Credit Card Trust
2.70%, 07/17/2023 1,675 1,694
Capital One Multi-Asset Execution Trust
2.84%, 12/15/2024 1,000 1,037
Citibank Credit Card Issuance Trust
2.88%, 01/23/2023 605 611
Discover Card Execution Note Trust
2.39%, 07/15/2024 1,150 1,183
Synchrony Credit Card Master Note Trust
2.21%, 05/15/2024 250 253
2.97%, 03/15/2024 445 451
$ 5,229
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 200 259
Diversified Financial Services - 0.93%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,610 1,547
3.95%, 02/01/2022 200 203
Air Lease Corp
2.25%, 01/15/2023 195 196
2.30%, 02/01/2025 585 574
3.25%, 10/01/2029 385 374
Ally Financial Inc
8.00%, 11/01/2031 520 707
American Express Co
2.50%, 08/01/2022 1,075 1,116
2.50%, 07/30/2024 220 235
2.65%, 12/02/2022 75 79
2.75%, 05/20/2022 300 311
4.05%, 12/03/2042 600 759
American Express Credit Corp
2.70%, 03/03/2022 75 78
Ameriprise Financial Inc
4.00%, 10/15/2023 775 860
BlackRock Inc
2.40%, 04/30/2030 325 355
3.38%, 06/01/2022 30 32
Brookfield Finance Inc
4.85%, 03/29/2029 500 597
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Brookfield Finance LLC
3.45%, 04/15/2050 $ 155 $ 154
Capital One Financial Corp
3.20%, 02/05/2025 60 65
3.30%, 10/30/2024 75 82
3.50%, 06/15/2023 40 43
4.25%, 04/30/2025 1,250 1,428
Charles Schwab Corp/The
3.00%, 03/10/2025 300 330
CME Group Inc
3.00%, 09/15/2022 50 53
3.00%, 03/15/2025 575 630
Discover Financial Services
4.10%, 02/09/2027 75 84
GE Capital International Funding Co Unlimited
Co
3.37%, 11/15/2025 1,075 1,141
4.42%, 11/15/2035 1,175 1,214
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 161
1.85%, 09/15/2032 120 122
2.10%, 06/15/2030 155 161
2.65%, 09/15/2040 160 163
3.00%, 09/15/2060 160 166
3.75%, 12/01/2025 75 85
4.00%, 10/15/2023 475 524
4.25%, 09/21/2048 105 131
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 490 553
Lazard Group LLC
4.50%, 09/19/2028 300 347
Legg Mason Inc
4.75%, 03/15/2026 500 595
5.63%, 01/15/2044 25 34
Mastercard Inc
2.00%, 03/03/2025 270 288
2.95%, 11/21/2026 300 339
3.35%, 03/26/2030 75 88
3.38%, 04/01/2024 150 166
3.85%, 03/26/2050 405 510
Nomura Holdings Inc
1.85%, 07/16/2025 315 322
2.68%, 07/16/2030 315 328
Private Export Funding Corp
2.80%, 05/15/2022 500 521
Synchrony Financial
4.25%, 08/15/2024 290 311
4.50%, 07/23/2025 575 626
Visa Inc
1.10%, 02/15/2031 160 156
1.90%, 04/15/2027 80 85
2.00%, 08/15/2050 160 150
2.05%, 04/15/2030 155 165
2.70%, 04/15/2040 155 167
2.75%, 09/15/2027 95 106
2.80%, 12/14/2022 75 79
3.15%, 12/14/2025 470 528
3.65%, 09/15/2047 500 617
4.15%, 12/14/2035 305 397
$ 22,238
Electric - 2.18%
AEP Texas Inc
2.10%, 07/01/2030 160 164
3.45%, 01/15/2050 50 55
3.95%, 06/01/2028 400 465

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Alabama Power Co
1.45%, 09/15/2030 $ 155 $ 155
4.30%, 07/15/2048 440 569
Ameren Illinois Co
2.70%, 09/01/2022 530 551
3.25%, 03/15/2050 75 86
American Electric Power Co Inc
2.30%, 03/01/2030 155 159
Arizona Public Service Co
4.35%, 11/15/2045 400 507
Baltimore Gas and Electric Co
3.20%, 09/15/2049 315 343
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 750 823
3.80%, 07/15/2048 125 149
6.13%, 04/01/2036 450 649
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 389
CenterPoint Energy Inc
2.50%, 09/01/2024 60 64
2.95%, 03/01/2030 100 110
3.70%, 09/01/2049 60 68
Commonwealth Edison Co
3.00%, 03/01/2050 155 167
4.70%, 01/15/2044 150 200
Connecticut Light and Power Co/The
3.20%, 03/15/2027 140 157
Consolidated Edison Co of New York Inc
3.70%, 11/15/2059 80 92
3.88%, 06/15/2047 300 347
4.30%, 12/01/2056 445 551
6.75%, 04/01/2038 530 817
Consumers Energy Co
2.50%, 05/01/2060 155 151
3.10%, 08/15/2050 205 226
Dominion Energy Inc
3.38%, 04/01/2030 155 176
4.05%, 09/15/2042 500 592
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 540 752
DTE Electric Co
2.25%, 03/01/2030 155 166
2.63%, 03/01/2031 155 172
3.70%, 03/15/2045 200 238
3.95%, 03/01/2049 300 378
DTE Energy Co
1.05%, 06/01/2025 80 81
2.25%, 11/01/2022 145 150
Duke Energy Carolinas LLC
2.45%, 08/15/2029 175 191
3.20%, 08/15/2049 200 226
4.00%, 09/30/2042 280 345
5.30%, 02/15/2040 250 354
6.00%, 12/01/2028 500 659
Duke Energy Corp
2.65%, 09/01/2026 90 98
3.15%, 08/15/2027 90 100
Duke Energy Florida LLC
1.75%, 06/15/2030 155 159
2.50%, 12/01/2029 125 137
3.20%, 01/15/2027 500 565
3.40%, 10/01/2046 200 226
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 161
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/2050 $ 160 $ 159
3.60%, 09/15/2047 610 719
4.38%, 03/30/2044 400 508
Emera US Finance LP
3.55%, 06/15/2026 300 336
4.75%, 06/15/2046 75 93
Entergy Corp
0.90%, 09/15/2025 75 75
Entergy Louisiana LLC
3.12%, 09/01/2027 300 334
3.25%, 04/01/2028 500 562
Entergy Texas Inc
4.00%, 03/30/2029 300 352
Evergy Inc
2.45%, 09/15/2024 140 149
Evergy Metro Inc
2.25%, 06/01/2030 155 165
4.13%, 04/01/2049 400 504
Eversource Energy
0.80%, 08/15/2025 160 160
1.65%, 08/15/2030 160 160
Exelon Corp
3.40%, 04/15/2026 1,840 2,077
3.50%, 06/01/2022 90 94
4.95%, 06/15/2035 320 391
Exelon Generation Co LLC
4.25%, 06/15/2022 500 530
FirstEnergy Corp
3.90%, 07/15/2027 735 807
4.85%, 07/15/2047 475 580
7.38%, 11/15/2031 60 85
Florida Power & Light Co
2.75%, 06/01/2023 500 526
3.15%, 10/01/2049 180 205
3.70%, 12/01/2047 70 87
4.05%, 10/01/2044 145 183
5.65%, 02/01/2037 250 361
Fortis Inc/Canada
3.06%, 10/04/2026 310 339
Georgia Power Co
2.20%, 09/15/2024 140 148
3.25%, 03/30/2027 750 826
Hydro-Quebec
8.05%, 07/07/2024 530 675
Interstate Power and Light Co
2.30%, 06/01/2030 40 42
Kentucky Utilities Co
3.30%, 06/01/2050 155 171
MidAmerican Energy Co
3.15%, 04/15/2050 145 163
3.65%, 04/15/2029 300 358
Mississippi Power Co
4.25%, 03/15/2042 30 36
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030
(g)
430 470
2.85%, 01/27/2025 100 109
3.05%, 02/15/2022 530 547
Nevada Power Co
2.40%, 05/01/2030 445 479
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 250 262
2.40%, 09/01/2021 765 781
2.75%, 11/01/2029 105 115
3.55%, 05/01/2027 475 545
5.65%, 05/01/2079
(f)
350 401
3 Month USD LIBOR + 3.16%

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Northern States Power Co/MN
2.60%, 06/01/2051 $ 155 $ 158
2.90%, 03/01/2050 70 75
5.35%, 11/01/2039 30 44
NSTAR Electric Co
2.38%, 10/15/2022 500 518
3.20%, 05/15/2027 300 338
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 215
5.25%, 09/30/2040 530 742
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,155 1,121
2.50%, 02/01/2031 310 298
3.30%, 08/01/2040 155 145
3.50%, 08/01/2050 1,155 1,076
PacifiCorp
6.00%, 01/15/2039 500 737
PECO Energy Co
2.38%, 09/15/2022 330 342
2.80%, 06/15/2050 110 116
3.70%, 09/15/2047 297 359
4.15%, 10/01/2044 400 504
Potomac Electric Power Co
3.60%, 03/15/2024 30 33
PPL Capital Funding Inc
3.50%, 12/01/2022 700 741
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 75
3.95%, 06/01/2047 300 370
Progress Energy Inc
3.15%, 04/01/2022 40 41
PSEG Power LLC
8.63%, 04/15/2031 300 443
Public Service Co of Colorado
2.70%, 01/15/2051 95 98
3.70%, 06/15/2028 200 234
3.80%, 06/15/2047 400 492
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 147
2.45%, 01/15/2030 155 169
3.15%, 01/01/2050 155 177
3.25%, 09/01/2023 200 216
3.65%, 09/01/2028 200 235
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 320
Puget Energy Inc
6.00%, 09/01/2021 500 526
Puget Sound Energy Inc
3.25%, 09/15/2049 350 393
San Diego Gas & Electric Co
3.32%, 04/15/2050 155 173
4.50%, 08/15/2040 350 438
Sempra Energy
4.00%, 02/01/2048 70 82
6.00%, 10/15/2039 394 555
Southern California Edison Co
2.25%, 06/01/2030 155 157
2.85%, 08/01/2029 100 106
3.65%, 02/01/2050 310 329
4.00%, 04/01/2047 70 77
4.65%, 10/01/2043 415 483
5.50%, 03/15/2040 350 446
5.95%, 02/01/2038 30 39
Southern Co/The
2.95%, 07/01/2023 105 112
4.40%, 07/01/2046 400 481
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Power Co
2.50%, 12/15/2021 $ 300 $ 308
4.95%, 12/15/2046 300 345
Southwestern Electric Power Co
3.85%, 02/01/2048 300 338
4.10%, 09/15/2028 500 584
6.20%, 03/15/2040 390 538
Southwestern Public Service Co
4.50%, 08/15/2041 300 381
Tampa Electric Co
4.45%, 06/15/2049 300 392
Tucson Electric Power Co
1.50%, 08/01/2030 105 104
Union Electric Co
3.65%, 04/15/2045 500 588
Virginia Electric and Power Co
3.15%, 01/15/2026 775 864
3.30%, 12/01/2049
(g)
560 655
WEC Energy Group Inc
3.55%, 06/15/2025 70 79
Wisconsin Electric Power Co
2.05%, 12/15/2024 500 530
Xcel Energy Inc
2.60%, 12/01/2029 140 151
4.00%, 06/15/2028 300 353
$ 51,959
Electronics - 0.12%
Agilent Technologies Inc
2.10%, 06/04/2030 155 159
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Fortive Corp
3.15%, 06/15/2026 300 332
Honeywell International Inc
1.35%, 06/01/2025 80 82
1.95%, 06/01/2030 315 332
2.15%, 08/08/2022 70 72
2.30%, 08/15/2024 595 636
2.70%, 08/15/2029 70 79
2.80%, 06/01/2050 155 168
Roper Technologies Inc
1.00%, 09/15/2025
(h)
75 76
1.40%, 09/15/2027
(h)
160 162
2.35%, 09/15/2024 90 95
2.95%, 09/15/2029 600 659
Tyco Electronics Group SA
7.13%, 10/01/2037 37 55
$ 2,939
Environmental Control - 0.11%
Republic Services Inc
2.30%, 03/01/2030 85 90
2.50%, 08/15/2024 515 550
2.90%, 07/01/2026 535 593
Waste Management Inc
3.50%, 05/15/2024 1,000 1,095
4.15%, 07/15/2049 155 195
$ 2,523
Finance - Mortgage Loan/Banker - 1.00%
Fannie Mae
0.50%, 06/17/2025 1,060 1,063
0.88%, 08/05/2030 480 472
1.38%, 09/06/2022 300 307
2.00%, 01/05/2022 500 513
2.13%, 04/24/2026 2,000 2,185
2.25%, 04/12/2022 500 517
2.50%, 02/05/2024 500 539
2.63%, 01/11/2022 500 517
2.63%, 09/06/2024 1,550 1,695

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
5.63%, 07/15/2037 $ 65 $ 103
6.63%, 11/15/2030 500 769
7.13%, 01/15/2030 250 386
7.25%, 05/15/2030 249 392
Federal Home Loan Banks
1.88%, 11/29/2021 1,250 1,277
2.50%, 02/13/2024 2,400 2,586
3.00%, 10/12/2021 1,500 1,548
3.25%, 11/16/2028 1,600 1,910
5.50%, 07/15/2036 530 828
Freddie Mac
0.25%, 06/26/2023 2,615 2,615
0.25%, 08/24/2023 310 310
2.38%, 01/13/2022 1,250 1,288
2.75%, 06/19/2023 1,000 1,070
6.25%, 07/15/2032 500 782
6.75%, 03/15/2031 43 67
$ 23,739
Food - 0.38%
Campbell Soup Co
3.95%, 03/15/2025 565 637
4.15%, 03/15/2028 185 216
Conagra Brands Inc
4.30%, 05/01/2024 500 560
4.85%, 11/01/2028 140 171
5.30%, 11/01/2038 85 110
5.40%, 11/01/2048 85 117
General Mills Inc
3.15%, 12/15/2021 30 31
3.70%, 10/17/2023 475 520
4.00%, 04/17/2025 75 85
4.20%, 04/17/2028 450 534
Hershey Co/The
1.70%, 06/01/2030 155 160
2.65%, 06/01/2050 185 192
J M Smucker Co/The
3.00%, 03/15/2022 300 311
4.25%, 03/15/2035 300 360
Kellogg Co
2.10%, 06/01/2030 155 159
2.65%, 12/01/2023 384 408
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 13
Kroger Co/The
2.95%, 11/01/2021 500 514
3.95%, 01/15/2050 420 490
4.45%, 02/01/2047 25 31
5.15%, 08/01/2043 300 389
5.40%, 07/15/2040 30 39
Mondelez International Inc
0.63%, 07/01/2022 160 161
2.13%, 04/13/2023 230 239
2.75%, 04/13/2030 185 203
Sysco Corp
2.40%, 02/15/2030 285 284
3.30%, 07/15/2026 500 543
4.85%, 10/01/2045 250 278
Tyson Foods Inc
3.55%, 06/02/2027 75 85
4.35%, 03/01/2029 675 815
4.88%, 08/15/2034 350 459
$ 9,114
Forest Products & Paper - 0.10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 334
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/2029 $ 20 $ 30
8.00%, 01/15/2024 400 499
International Paper Co
3.65%, 06/15/2024 250 276
4.40%, 08/15/2047 350 423
7.30%, 11/15/2039 326 475
Suzano Austria GmbH
5.00%, 01/15/2030 350 373
$ 2,410
Gas - 0.13%
Atmos Energy Corp
3.38%, 09/15/2049 145 166
4.13%, 10/15/2044 250 311
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 150 161
4.60%, 12/15/2044 200 250
NiSource Inc
0.95%, 08/15/2025 320 321
3.60%, 05/01/2030 160 185
4.38%, 05/15/2047 630 786
Southern California Gas Co
2.55%, 02/01/2030 155 169
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 159
Washington Gas Light Co
3.80%, 09/15/2046 500 554
$ 3,062
Hand & Machine Tools - 0.04%
Snap-on Inc
3.25%, 03/01/2027 500 554
Stanley Black & Decker Inc
2.30%, 03/15/2030 155 164
3.40%, 12/01/2021 250 258
$ 976
Healthcare - Products - 0.34%
Abbott Laboratories
1.15%, 01/30/2028 250 253
1.40%, 06/30/2030 330 335
2.95%, 03/15/2025 300 329
4.75%, 04/15/2043 300 415
4.90%, 11/30/2046 400 574
Baxter International Inc
2.60%, 08/15/2026 400 439
Boston Scientific Corp
1.90%, 06/01/2025 155 162
2.65%, 06/01/2030 755 805
Danaher Corp
4.38%, 09/15/2045 300 390
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 155
2.60%, 11/15/2029 150 163
3.25%, 11/15/2039 150 169
Koninklijke Philips NV
5.00%, 03/15/2042 30 39
Medtronic Inc
3.50%, 03/15/2025 394 444
4.38%, 03/15/2035 222 293
4.63%, 03/15/2045 86 119
Stryker Corp
3.38%, 11/01/2025 75 84
3.50%, 03/15/2026 575 652
4.38%, 05/15/2044 25 31
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 157
2.95%, 09/19/2026 300 336
4.13%, 03/25/2025 155 178
4.15%, 02/01/2024 600 665

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 $ 275 $ 285
3.55%, 04/01/2025 575 639
$ 8,111
Healthcare - Services - 0.66%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 349
Aetna Inc
2.75%, 11/15/2022 250 261
2.80%, 06/15/2023 50 53
3.88%, 08/15/2047 60 70
6.63%, 06/15/2036 253 365
6.75%, 12/15/2037 205 296
AHS Hospital Corp
5.02%, 07/01/2045 400 551
Anthem Inc
2.88%, 09/15/2029 220 240
3.13%, 05/15/2050 75 79
3.50%, 08/15/2024 450 496
3.65%, 12/01/2027 360 413
4.10%, 03/01/2028 255 299
4.38%, 12/01/2047 300 378
4.65%, 01/15/2043 30 38
4.65%, 08/15/2044 500 638
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 156
Duke University Health System Inc
3.92%, 06/01/2047 300 385
HCA Inc
4.75%, 05/01/2023 500 550
5.25%, 06/15/2026 970 1,145
Humana Inc
3.13%, 08/15/2029 70 77
4.50%, 04/01/2025 155 179
4.63%, 12/01/2042 500 636
Kaiser Foundation Hospitals
3.27%, 11/01/2049 225 252
Laboratory Corp of America Holdings
2.30%, 12/01/2024 300 319
2.95%, 12/01/2029 300 328
4.70%, 02/01/2045 250 320
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 150 200
4.20%, 07/01/2055 250 341
Northwell Healthcare Inc
3.98%, 11/01/2046 500 560
Partners Healthcare System Inc
3.19%, 07/01/2049 310 335
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 289
Quest Diagnostics Inc
2.95%, 06/30/2030 155 169
Trinity Health Corp
4.13%, 12/01/2045 250 297
UnitedHealth Group Inc
1.25%, 01/15/2026 155 159
2.00%, 05/15/2030 155 163
2.38%, 08/15/2024 250 268
2.75%, 05/15/2040 155 164
2.88%, 03/15/2023 250 266
2.88%, 08/15/2029 150 168
2.90%, 05/15/2050 155 165
3.10%, 03/15/2026 250 281
3.50%, 08/15/2039 375 436
3.70%, 08/15/2049 300 364
3.75%, 07/15/2025 440 504
4.25%, 06/15/2048 110 142
4.45%, 12/15/2048 95 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
4.75%, 07/15/2045 $ 500 $ 682
6.50%, 06/15/2037 500 773
$ 15,726
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 275
Insurance - 0.83%
Aflac Inc
3.63%, 11/15/2024 300 339
Alleghany Corp
4.90%, 09/15/2044 325 406
Allstate Corp/The
3.28%, 12/15/2026 335 387
5.35%, 06/01/2033 350 483
American International Group Inc
3.75%, 07/10/2025 75 84
3.90%, 04/01/2026 500 572
4.20%, 04/01/2028 485 566
4.25%, 03/15/2029 300 352
4.38%, 01/15/2055 300 352
4.50%, 07/16/2044 75 88
4.88%, 06/01/2022 955 1,028
5.75%, 04/01/2048
(f)
400 441
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 62
2.80%, 05/15/2030 155 168
Aon PLC
3.50%, 06/14/2024 250 275
4.75%, 05/15/2045 270 356
Athene Holding Ltd
4.13%, 01/12/2028 575 629
AXA SA
8.60%, 12/15/2030 30 45
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 80 83
4.20%, 08/15/2048 180 232
5.75%, 01/15/2040 25 38
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 63
3.13%, 03/15/2026 275 308
4.50%, 02/11/2043 350 475
Brown & Brown Inc
4.50%, 03/15/2029 300 334
Chubb Corp/The
6.50%, 05/15/2038 326 509
Chubb INA Holdings Inc
2.70%, 03/13/2023 300 316
CNA Financial Corp
2.05%, 08/15/2030 160 160
Equitable Holdings Inc
4.35%, 04/20/2028 140 160
5.00%, 04/20/2048 90 107
First American Financial Corp
4.60%, 11/15/2024 300 323
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 340 382
Lincoln National Corp
3.40%, 01/15/2031 450 502
Manulife Financial Corp
4.15%, 03/04/2026 300 355
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 1,275 1,553
4.90%, 03/15/2049 110 155

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.60%, 11/13/2025 $ 400 $ 456
4.05%, 03/01/2045 450 550
4.13%, 08/13/2042 250 309
4.60%, 05/13/2046 195 257
4.88%, 11/13/2043 50 68
6.40%, 12/15/2066 430 542
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 155 179
4.20%, 03/15/2048 400 529
4.35%, 04/25/2044 30 39
Prudential Financial Inc
2.10%, 03/10/2030
(g)
155 164
3.70%, 10/01/2050
(f)
160 165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 209
3.91%, 12/07/2047 570 648
4.35%, 02/25/2050 565 687
5.20%, 03/15/2044
(f)
400 424
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 280 400
Reinsurance Group of America Inc
4.70%, 09/15/2023 30 33
Travelers Cos Inc/The
4.00%, 05/30/2047 560 699
Voya Financial Inc
3.65%, 06/15/2026 335 379
Willis North America Inc
2.95%, 09/15/2029 50 54
3.88%, 09/15/2049 140 162
$ 19,641
Internet - 0.39%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 260 295
3.60%, 11/28/2024 1,325 1,465
4.40%, 12/06/2057 240 329
Alphabet Inc
0.80%, 08/15/2027 320 320
1.10%, 08/15/2030 160 160
1.90%, 08/15/2040 160 156
2.05%, 08/15/2050 510 486
2.25%, 08/15/2060 160 153
Amazon.com Inc
1.20%, 06/03/2027 285 291
1.50%, 06/03/2030 285 291
2.50%, 11/29/2022 75 78
2.50%, 06/03/2050 285 289
2.80%, 08/22/2024 75 82
3.15%, 08/22/2027 485 555
3.80%, 12/05/2024 75 85
3.88%, 08/22/2037 1,005 1,257
4.05%, 08/22/2047 500 650
4.25%, 08/22/2057 75 102
4.80%, 12/05/2034 350 484
Baidu Inc
3.08%, 04/07/2025 200 214
4.13%, 06/30/2025 650 724
eBay Inc
1.90%, 03/11/2025 155 163
2.60%, 07/15/2022 450 465
3.45%, 08/01/2024 60 66
4.00%, 07/15/2042 20 22
$ 9,182
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0.07%
Nucor Corp
2.00%, 06/01/2025 $ 155 $ 163
4.00%, 08/01/2023 250 272
Steel Dynamics Inc
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 75 79
Vale Overseas Ltd
6.25%, 08/10/2026 200 238
6.88%, 11/10/2039 550 742
$ 1,536
Leisure Products & Services - 0.01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 322
Lodging - 0.07%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 142
3.50%, 08/18/2026 70 71
3.90%, 08/08/2029 140 141
Sands China Ltd
5.13%, 08/08/2025 1,185 1,312
$ 1,666
Machinery - Construction & Mining - 0.11%
Caterpillar Financial Services Corp
0.65%, 07/07/2023 160 161
1.90%, 09/06/2022 360 371
1.93%, 10/01/2021 500 509
1.95%, 11/18/2022 580 600
Caterpillar Inc
2.60%, 04/09/2030 160 176
3.25%, 09/19/2049 145 163
3.40%, 05/15/2024 500 549
3.80%, 08/15/2042 50 62
$ 2,591
Machinery - Diversified - 0.18%
Deere & Co
2.88%, 09/07/2049 140 152
3.10%, 04/15/2030 155 177
3.90%, 06/09/2042 500 640
Dover Corp
5.38%, 03/01/2041 30 39
John Deere Capital Corp
0.70%, 07/05/2023 155 156
1.20%, 04/06/2023 115 118
1.95%, 06/13/2022 865 891
2.05%, 01/09/2025
(g)
155 164
2.80%, 03/06/2023 500 531
2.80%, 07/18/2029 255 286
3.35%, 06/12/2024 300 332
Otis Worldwide Corp
2.06%, 04/05/2025
(e)
155 164
2.57%, 02/15/2030
(e)
155 166
3.36%, 02/15/2050
(e)
155 170
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 345
$ 4,331
Media - 1.08%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.80%, 04/01/2031 110 116
3.70%, 04/01/2051 110 110
4.46%, 07/23/2022 1,075 1,146
4.80%, 03/01/2050 260 297
4.91%, 07/23/2025 70 81
5.38%, 04/01/2038 50 61
5.38%, 05/01/2047 575 688
5.75%, 04/01/2048 280 351
6.38%, 10/23/2035 805 1,115

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 $ 20 $ 24
Comcast Corp
1.50%, 02/15/2031 160 159
2.35%, 01/15/2027 155 167
2.45%, 08/15/2052 160 153
2.65%, 02/01/2030 115 126
2.65%, 08/15/2062 160 155
2.75%, 03/01/2023 50 53
2.85%, 01/15/2023 25 27
3.10%, 04/01/2025 155 172
3.13%, 07/15/2022 610 641
3.15%, 03/01/2026 75 84
3.15%, 02/15/2028 365 414
3.25%, 11/01/2039 230 255
3.38%, 02/15/2025 635 708
3.38%, 08/15/2025 300 336
3.45%, 02/01/2050 470 530
3.55%, 05/01/2028 225 261
3.75%, 04/01/2040 455 539
3.90%, 03/01/2038 290 347
3.97%, 11/01/2047 105 126
4.00%, 03/01/2048 200 242
4.00%, 11/01/2049 205 249
4.05%, 11/01/2052 90 110
4.15%, 10/15/2028 545 661
4.50%, 01/15/2043 25 32
4.60%, 08/15/2045 270 350
4.65%, 07/15/2042 75 97
4.70%, 10/15/2048 570 767
5.65%, 06/15/2035 500 713
6.40%, 03/01/2040 500 768
6.45%, 03/15/2037 620 935
Discovery Communications LLC
2.95%, 03/20/2023 40 42
3.63%, 05/15/2030 60 66
3.95%, 06/15/2025 350 395
3.95%, 03/20/2028 500 566
5.00%, 09/20/2037 30 35
5.20%, 09/20/2047 385 462
6.35%, 06/01/2040 40 54
Fox Corp
3.05%, 04/07/2025 40 44
4.03%, 01/25/2024 300 331
4.71%, 01/25/2029 435 523
5.48%, 01/25/2039 110 146
5.58%, 01/25/2049 140 192
Grupo Televisa SAB
5.00%, 05/13/2045 300 339
NBCUniversal Media LLC
2.88%, 01/15/2023 10 11
Thomson Reuters Corp
3.35%, 05/15/2026 400 445
5.85%, 04/15/2040 30 40
Time Warner Cable LLC
4.00%, 09/01/2021 55 56
4.50%, 09/15/2042 665 745
5.88%, 11/15/2040 400 509
6.55%, 05/01/2037 50 67
7.30%, 07/01/2038 60 86
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 31
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 45
ViacomCBS Inc
4.20%, 06/01/2029 300 345
4.20%, 05/19/2032 505 575
4.38%, 03/15/2043 400 426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
ViacomCBS Inc   (continued)
4.85%, 07/01/2042 $ 300 $ 336
7.88%, 07/30/2030 30 43
Walt Disney Co/The
1.75%, 01/13/2026 440 459
2.00%, 09/01/2029 250 260
2.20%, 01/13/2028 155 164
2.65%, 01/13/2031 300 325
2.75%, 09/01/2049 285 281
3.35%, 03/24/2025 380 423
3.38%, 11/15/2026 170 193
3.50%, 05/13/2040 155 174
3.60%, 01/13/2051 155 177
3.70%, 03/23/2027 380 440
4.63%, 03/23/2040 760 966
4.75%, 11/15/2046 390 500
6.40%, 12/15/2035 179 270
$ 25,753
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.25%, 06/15/2025 75 84
3.90%, 01/15/2043 193 223
$ 307
Mining - 0.16%
Barrick North America Finance LLC
5.75%, 05/01/2043 280 409
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 215
5.00%, 09/30/2043 525 746
Newmont Corp
2.25%, 10/01/2030 410 428
3.70%, 03/15/2023 66 70
6.25%, 10/01/2039 100 147
Rio Tinto Alcan Inc
5.75%, 06/01/2035 400 577
6.13%, 12/15/2033 30 44
Rio Tinto Finance USA Ltd
3.75%, 06/15/2025 75 85
Southern Copper Corp
3.88%, 04/23/2025 500 551
5.88%, 04/23/2045 350 486
Teck Resources Ltd
3.90%, 07/15/2030
(e)
115 118
$ 3,876
Miscellaneous Manufacturers - 0.32%
3M Co
1.75%, 02/14/2023 585 604
2.00%, 02/14/2025 340 360
2.38%, 08/26/2029 990 1,069
3.25%, 08/26/2049 100 114
Eaton Corp
2.75%, 11/02/2022 520 546
4.15%, 11/02/2042 95 119
General Electric Co
3.10%, 01/09/2023 75 79
3.15%, 09/07/2022 500 525
3.45%, 05/01/2027 80 85
3.63%, 05/01/2030 140 144
4.13%, 10/09/2042 3 3
4.25%, 05/01/2040 80 81
4.35%, 05/01/2050 225 228
5.88%, 01/14/2038 420 485
6.15%, 08/07/2037 435 516
6.75%, 03/15/2032 310 388
Illinois Tool Works Inc
2.65%, 11/15/2026 90 100
3.50%, 03/01/2024 540 593

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
3.30%, 11/21/2024 $ 300 $ 330
3.50%, 09/15/2022 30 32
4.10%, 03/01/2047 335 406
Textron Inc
4.00%, 03/15/2026 500 551
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/2026 250 281
$ 7,639
Oil & Gas - 1.42%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 204
2.77%, 11/10/2050 365 345
2.94%, 04/06/2023 130 138
3.00%, 02/24/2050 155 153
3.12%, 05/04/2026 110 122
3.19%, 04/06/2025 215 237
3.25%, 05/06/2022 640 672
3.54%, 04/06/2027 215 242
3.59%, 04/14/2027 200 225
3.79%, 02/06/2024 435 478
BP Capital Markets PLC
2.50%, 11/06/2022 75 78
3.28%, 09/19/2027 115 128
3.51%, 03/17/2025 75 84
3.72%, 11/28/2028 380 438
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 507
6.25%, 03/15/2038 400 502
Chevron Corp
1.14%, 05/11/2023 535 546
1.55%, 05/11/2025 535 557
2.00%, 05/11/2027 155 164
2.24%, 05/11/2030 155 166
2.98%, 05/11/2040 40 43
3.08%, 05/11/2050 155 168
3.33%, 11/17/2025 165 187
Chevron USA Inc
0.43%, 08/11/2023 240 240
0.69%, 08/12/2025 320 321
1.02%, 08/12/2027 160 160
2.34%, 08/12/2050 160 153
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 215
CNOOC Finance 2014 ULC
4.25%, 04/30/2024 500 554
CNOOC Petroleum North America ULC
6.40%, 05/15/2037 730 1,066
7.50%, 07/30/2039 39 65
Concho Resources Inc
4.88%, 10/01/2047 175 203
ConocoPhillips
6.50%, 02/01/2039 490 742
ConocoPhillips Co
4.95%, 03/15/2026 500 603
6.95%, 04/15/2029 400 559
Devon Energy Corp
5.00%, 06/15/2045 75 75
5.60%, 07/15/2041 570 603
Diamondback Energy Inc
2.88%, 12/01/2024 150 155
3.25%, 12/01/2026 150 154
Ecopetrol SA
5.88%, 09/18/2023 390 433
5.88%, 05/28/2045 550 624
EOG Resources Inc
2.63%, 03/15/2023 480 505
4.15%, 01/15/2026 500 579
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/2026 $ 155 $ 162
2.88%, 04/06/2025 155 170
3.00%, 04/06/2027 155 172
3.15%, 01/23/2022 1,800 1,870
3.25%, 11/18/2049 390 420
3.63%, 04/06/2040 155 179
Exxon Mobil Corp
1.57%, 04/15/2023 235 242
1.90%, 08/16/2022 400 413
2.02%, 08/16/2024 200 212
2.28%, 08/16/2026 400 435
2.61%, 10/15/2030 665 723
2.99%, 03/19/2025 315 347
3.00%, 08/16/2039 150 161
3.10%, 08/16/2049 450 472
3.45%, 04/15/2051 505 566
4.23%, 03/19/2040 315 390
Hess Corp
4.30%, 04/01/2027 300 320
7.13%, 03/15/2033 21 27
7.30%, 08/15/2031 349 430
HollyFrontier Corp
5.88%, 04/01/2026 500 550
Husky Energy Inc
4.00%, 04/15/2024 500 528
Marathon Oil Corp
2.80%, 11/01/2022 75 77
3.85%, 06/01/2025 500 519
4.40%, 07/15/2027 300 308
Marathon Petroleum Corp
3.63%, 09/15/2024 145 156
5.00%, 09/15/2054 200 223
Newfield Exploration Co
5.63%, 07/01/2024 300 305
Noble Energy Inc
3.25%, 10/15/2029 290 323
4.20%, 10/15/2049 570 694
Phillips 66
2.15%, 12/15/2030 110 108
3.85%, 04/09/2025 95 106
4.30%, 04/01/2022 75 79
4.88%, 11/15/2044 400 487
5.88%, 05/01/2042 30 41
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 156
Shell International Finance BV
2.00%, 11/07/2024 150 159
2.38%, 04/06/2025 105 113
2.38%, 11/07/2029 150 160
2.75%, 04/06/2030 105 116
2.88%, 05/10/2026 155 173
3.13%, 11/07/2049 150 158
3.25%, 05/11/2025 355 397
3.25%, 04/06/2050 105 113
3.50%, 11/13/2023 235 257
3.88%, 11/13/2028 235 277
4.13%, 05/11/2035 335 414
4.38%, 05/11/2045 575 715
6.38%, 12/15/2038 410 614
Suncor Energy Inc
2.80%, 05/15/2023 155 163
4.00%, 11/15/2047 450 488
6.80%, 05/15/2038 364 496
6.85%, 06/01/2039 73 99

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Total Capital International SA
2.83%, 01/10/2030 $ 130 $ 145
2.99%, 06/29/2041 115 120
3.13%, 05/29/2050 155 163
3.39%, 06/29/2060 115 126
3.46%, 02/19/2029 500 577
3.46%, 07/12/2049 75 84
Valero Energy Corp
4.00%, 04/01/2029 585 659
6.63%, 06/15/2037 60 81
7.50%, 04/15/2032 60 86
$ 33,717
Oil & Gas Services - 0.10%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 79
3.14%, 11/07/2029 150 161
3.34%, 12/15/2027 135 147
Halliburton Co
3.25%, 11/15/2021 530 543
3.80%, 11/15/2025 14 15
4.85%, 11/15/2035 400 446
5.00%, 11/15/2045 230 253
7.45%, 09/15/2039 26 35
National Oilwell Varco Inc
3.60%, 12/01/2029 150 148
3.95%, 12/01/2042 400 359
Schlumberger Investment SA
2.65%, 06/26/2030 160 164
3.65%, 12/01/2023 75 81
$ 2,431
Packaging & Containers - 0.05%
Packaging Corp of America
3.00%, 12/15/2029 300 329
4.05%, 12/15/2049 150 180
WRKCo Inc
3.00%, 06/15/2033 80 87
4.90%, 03/15/2029 400 493
$ 1,089
Pharmaceuticals - 1.93%
AbbVie Inc
2.15%, 11/19/2021
(e)
300 306
2.30%, 11/21/2022
(e)
300 312
2.60%, 11/21/2024
(e)
445 476
2.85%, 05/14/2023 40 42
2.90%, 11/06/2022 550 578
2.95%, 11/21/2026
(e)
300 330
3.20%, 05/14/2026 390 434
3.20%, 11/21/2029
(e)
745 825
3.60%, 05/14/2025 170 190
3.80%, 03/15/2025
(e)
395 442
3.85%, 06/15/2024
(e)
90 99
4.05%, 11/21/2039
(e)
375 439
4.25%, 11/14/2028 140 167
4.25%, 11/21/2049
(e)
595 718
4.30%, 05/14/2036 280 334
4.40%, 11/06/2042 25 30
4.45%, 05/14/2046 270 327
4.50%, 05/14/2035 245 303
4.55%, 03/15/2035
(e)
170 213
4.70%, 05/14/2045 320 400
4.75%, 03/15/2045
(e)
300 371
4.85%, 06/15/2044
(e)
30 38
4.88%, 11/14/2048 170 220
AmerisourceBergen Corp
3.40%, 05/15/2024 30 33
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/2026 $ 120 $ 119
1.38%, 08/06/2030 160 157
2.13%, 08/06/2050 80 75
2.38%, 06/12/2022 830 859
3.38%, 11/16/2025 180 203
4.00%, 01/17/2029 400 477
4.00%, 09/18/2042 300 371
4.38%, 08/17/2048 60 81
6.45%, 09/15/2037 30 46
Becton Dickinson and Co
2.82%, 05/20/2030 155 168
3.73%, 12/15/2024 731 812
4.67%, 06/06/2047 155 196
4.69%, 12/15/2044 59 75
Bristol-Myers Squibb Co
2.90%, 07/26/2024 520 567
3.25%, 02/20/2023 85 91
3.25%, 08/01/2042 515 603
3.40%, 07/26/2029 455 532
3.45%, 11/15/2027 90 104
3.88%, 08/15/2025 790 909
3.90%, 02/20/2028 130 152
4.13%, 06/15/2039 195 250
4.25%, 10/26/2049 360 479
4.35%, 11/15/2047 210 280
4.55%, 02/20/2048 220 304
5.00%, 08/15/2045 305 435
Cardinal Health Inc
3.41%, 06/15/2027 400 448
4.60%, 03/15/2043 430 478
Cigna Corp
2.40%, 03/15/2030 155 163
3.20%, 03/15/2040 155 165
3.40%, 09/17/2021 100 103
3.75%, 07/15/2023 403 439
3.88%, 10/15/2047 185 211
4.13%, 11/15/2025 170 197
4.38%, 10/15/2028 300 359
4.80%, 08/15/2038 170 215
4.80%, 07/15/2046 500 648
4.90%, 12/15/2048 645 864
CVS Health Corp
1.30%, 08/21/2027 160 159
1.75%, 08/21/2030 160 158
2.63%, 08/15/2024 140 150
2.70%, 08/21/2040 160 156
2.75%, 12/01/2022 750 785
2.88%, 06/01/2026 1,560 1,699
3.00%, 08/15/2026 105 115
3.25%, 08/15/2029 140 155
3.50%, 07/20/2022 860 906
3.70%, 03/09/2023 229 247
3.88%, 07/20/2025 60 68
4.10%, 03/25/2025 19 22
4.30%, 03/25/2028 1,150 1,354
5.05%, 03/25/2048 770 1,004
5.13%, 07/20/2045 430 557
Eli Lilly and Co
2.25%, 05/15/2050 740 708
2.50%, 09/15/2060 155 148
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 205
3.63%, 05/15/2025 85 97
3.88%, 05/15/2028 165 196
6.38%, 05/15/2038 430 669
GlaxoSmithKline Capital PLC
2.88%, 06/01/2022 500 521

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/2025 $ 115 $ 115
0.95%, 09/01/2027 115 116
1.30%, 09/01/2030 230 233
2.10%, 09/01/2040 115 115
2.25%, 09/01/2050 115 113
2.45%, 03/01/2026 225 247
2.45%, 09/01/2060 115 113
2.90%, 01/15/2028 110 125
2.95%, 03/03/2027 110 123
3.40%, 01/15/2038 500 593
3.50%, 01/15/2048 140 171
3.55%, 03/01/2036 750 901
3.70%, 03/01/2046 90 112
5.95%, 08/15/2037 75 116
McKesson Corp
4.88%, 03/15/2044 80 99
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 40
Merck & Co Inc
0.75%, 02/24/2026 80 81
1.45%, 06/24/2030 210 213
2.35%, 02/10/2022 50 52
2.35%, 06/24/2040 135 138
2.80%, 05/18/2023 75 80
3.70%, 02/10/2045 875 1,062
3.90%, 03/07/2039 385 481
4.00%, 03/07/2049 170 219
Mylan NV
3.95%, 06/15/2026 530 600
5.25%, 06/15/2046 305 383
Novartis Capital Corp
2.00%, 02/14/2027 310 330
2.20%, 08/14/2030 155 166
2.75%, 08/14/2050 155 165
3.00%, 11/20/2025 125 139
4.40%, 05/06/2044 530 707
Pfizer Inc
0.80%, 05/28/2025 100 101
1.70%, 05/28/2030 100 103
2.55%, 05/28/2040 100 105
2.63%, 04/01/2030 155 173
2.70%, 05/28/2050 100 104
2.95%, 03/15/2024 300 326
3.00%, 12/15/2026 500 570
3.40%, 05/15/2024 100 110
3.45%, 03/15/2029 170 199
4.00%, 12/15/2036 45 55
4.00%, 03/15/2049 195 248
4.13%, 12/15/2046 575 739
4.20%, 09/15/2048 80 105
4.30%, 06/15/2043 225 291
4.40%, 05/15/2044 75 100
7.20%, 03/15/2039 60 101
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 300 336
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 645 655
3.18%, 07/09/2050 645 661
Upjohn Inc
1.13%, 06/22/2022
(e)
80 81
2.30%, 06/22/2027
(e)
115 120
2.70%, 06/22/2030
(e)
155 161
3.85%, 06/22/2040
(e)
115 125
4.00%, 06/22/2050
(e)
155 169
Wyeth LLC
5.95%, 04/01/2037 60 89
6.50%, 02/01/2034 525 822
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
2.00%, 05/15/2030 $ 85 $ 88
3.00%, 05/15/2050 40 43
3.25%, 02/01/2023 540 572
$ 45,841
Pipelines - 0.97%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(e)
300 317
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 106
7.50%, 04/15/2038 350 492
Enbridge Inc
2.50%, 01/15/2025 150 158
3.13%, 11/15/2029 150 162
4.25%, 12/01/2026 75 87
Energy Transfer Operating LP
2.90%, 05/15/2025 310 319
3.75%, 05/15/2030 155 154
4.05%, 03/15/2025 300 321
4.20%, 04/15/2027 300 314
4.90%, 03/15/2035 500 497
5.30%, 04/15/2047 410 399
6.25%, 04/15/2049 155 163
6.50%, 02/01/2042 425 458
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 370
Enterprise Products Operating LLC
2.80%, 01/31/2030 365 390
3.70%, 02/15/2026 400 453
3.70%, 01/31/2051 650 662
4.15%, 10/16/2028 500 588
4.25%, 02/15/2048 250 272
4.45%, 02/15/2043 350 385
4.85%, 08/15/2042 400 465
6.88%, 03/01/2033 39 52
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 390 419
3.95%, 09/01/2022 600 635
4.70%, 11/01/2042 20 22
6.38%, 03/01/2041 480 604
6.95%, 01/15/2038 383 509
Kinder Morgan Inc
2.00%, 02/15/2031 130 127
3.15%, 01/15/2023 1,100 1,156
3.25%, 08/01/2050 130 122
5.05%, 02/15/2046 300 355
Magellan Midstream Partners LP
3.95%, 03/01/2050 550 580
MPLX LP
1.75%, 03/01/2026 160 160
4.13%, 03/01/2027 140 155
4.25%, 12/01/2027 300 335
4.50%, 04/15/2038 200 212
4.88%, 12/01/2024 500 564
4.90%, 04/15/2058 165 175
5.20%, 12/01/2047 300 333
5.50%, 02/15/2049 130 154
ONEOK Inc
2.20%, 09/15/2025 155 154
2.75%, 09/01/2024 375 386
3.40%, 09/01/2029 350 345
4.45%, 09/01/2049 500 452

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 $ 470 $ 468
4.50%, 12/15/2026 500 544
4.70%, 06/15/2044 30 28
6.65%, 01/15/2037 500 566
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 82
5.00%, 03/15/2027 375 427
5.63%, 03/01/2025 75 87
5.88%, 06/30/2026 665 800
Spectra Energy Partners LP
4.75%, 03/15/2024 105 118
5.95%, 09/25/2043 400 519
Sunoco Logistics Partners Operations LP
5.40%, 10/01/2047 400 397
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 350
4.88%, 05/15/2048 190 245
7.25%, 08/15/2038 525 777
Williams Cos Inc/The
3.60%, 03/15/2022 500 519
3.75%, 06/15/2027 45 50
3.90%, 01/15/2025 500 551
4.00%, 09/15/2025 50 56
5.10%, 09/15/2045 740 865
6.30%, 04/15/2040 30 38
$ 23,056
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 331
Regional Authority - 0.35%
Province of Alberta Canada
1.00%, 05/20/2025 310 315
3.30%, 03/15/2028 700 815
Province of British Columbia Canada
2.00%, 10/23/2022 500 518
2.65%, 09/22/2021 400 410
6.50%, 01/15/2026 45 58
Province of Manitoba Canada
2.60%, 04/16/2024 1,000 1,076
3.05%, 05/14/2024 30 33
Province of Ontario Canada
1.75%, 01/24/2023 315 325
2.00%, 10/02/2029 700 756
2.50%, 09/10/2021 500 511
3.20%, 05/16/2024 865 951
3.40%, 10/17/2023 210 229
Province of Quebec Canada
0.60%, 07/23/2025 935 937
1.35%, 05/28/2030 315 325
1.50%, 02/11/2025 440 459
2.88%, 10/16/2024 500 548
7.50%, 09/15/2029 36 55
$ 8,321
REITs - 0.83%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 239
2.75%, 12/15/2029 70 76
3.38%, 08/15/2031 420 478
4.00%, 02/01/2050 70 86
4.90%, 12/15/2030 80 102
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp
1.30%, 09/15/2025 $ 80 $ 81
2.90%, 01/15/2030 155 169
3.38%, 10/15/2026 670 753
3.50%, 01/31/2023 75 80
3.70%, 10/15/2049 145 164
4.70%, 03/15/2022 50 53
AvalonBay Communities Inc
2.30%, 03/01/2030 155 164
4.15%, 07/01/2047 300 381
Boston Properties LP
2.75%, 10/01/2026 350 378
2.90%, 03/15/2030 485 513
3.65%, 02/01/2026 375 419
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 421
Crown Castle International Corp
1.35%, 07/15/2025 115 117
3.10%, 11/15/2029 125 137
3.20%, 09/01/2024 75 81
3.25%, 01/15/2051 115 119
3.30%, 07/01/2030 155 173
3.70%, 06/15/2026 510 577
4.00%, 11/15/2049 95 111
5.25%, 01/15/2023 500 554
CubeSmart LP
4.38%, 12/15/2023 30 33
Duke Realty LP
1.75%, 07/01/2030 155 155
2.88%, 11/15/2029 75 82
Equinix Inc
1.25%, 07/15/2025 155 157
1.80%, 07/15/2027 155 157
2.63%, 11/18/2024 150 161
3.20%, 11/18/2029 130 143
5.38%, 05/15/2027 175 191
ERP Operating LP
2.50%, 02/15/2030 305 328
Essex Portfolio LP
3.00%, 01/15/2030 140 152
4.00%, 03/01/2029 300 350
Federal Realty Investment Trust
4.50%, 12/01/2044 300 347
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 145
5.25%, 06/01/2025 400 433
Healthpeak Properties Inc
3.00%, 01/15/2030 240 261
3.88%, 08/15/2024 200 223
4.20%, 03/01/2024 200 221
4.25%, 11/15/2023 4 4
Kilroy Realty LP
2.50%, 11/15/2032 160 157
Kimco Realty Corp
2.70%, 03/01/2024 300 312
2.70%, 10/01/2030 160 163
3.70%, 10/01/2049 30 30
Mid-America Apartments LP
1.70%, 02/15/2031 120 118
3.60%, 06/01/2027 500 562
National Retail Properties Inc
3.60%, 12/15/2026 300 325
4.80%, 10/15/2048 200 231
Office Properties Income Trust
4.00%, 07/15/2022 300 301
Omega Healthcare Investors Inc
4.75%, 01/15/2028 400 432
4.95%, 04/01/2024 30 32

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Prologis LP
1.25%, 10/15/2030 $ 160 $ 157
2.13%, 04/15/2027 240 257
2.25%, 04/15/2030 260 277
3.00%, 04/15/2050 180 196
Realty Income Corp
3.25%, 10/15/2022 500 526
3.25%, 01/15/2031 160 178
4.13%, 10/15/2026 20 23
Simon Property Group LP
2.00%, 09/13/2024 150 155
2.45%, 09/13/2029 275 274
2.75%, 02/01/2023 250 260
3.25%, 09/13/2049 340 323
3.50%, 09/01/2025 160 176
4.75%, 03/15/2042 164 193
UDR Inc
3.20%, 01/15/2030 145 161
4.00%, 10/01/2025 200 225
Ventas Realty LP
3.00%, 01/15/2030 260 263
3.75%, 05/01/2024 500 536
4.88%, 04/15/2049 300 331
5.70%, 09/30/2043 225 266
VEREIT Operating Partnership LP
3.10%, 12/15/2029 365 367
Welltower Inc
3.63%, 03/15/2024 120 130
4.00%, 06/01/2025 75 85
4.13%, 03/15/2029 300 337
4.25%, 04/15/2028 400 453
Weyerhaeuser Co
7.38%, 03/15/2032 530 770
$ 19,711
Retail - 0.86%
AutoZone Inc
1.65%, 01/15/2031 160 158
3.13%, 04/21/2026 500 551
3.75%, 06/01/2027 300 343
Costco Wholesale Corp
1.38%, 06/20/2027 155 158
1.60%, 04/20/2030 155 158
1.75%, 04/20/2032 155 160
2.30%, 05/18/2022 200 207
3.00%, 05/18/2027 300 338
Dollar Tree Inc
4.20%, 05/15/2028 130 153
Home Depot Inc/The
2.70%, 04/01/2023 50 53
2.95%, 06/15/2029 560 631
3.13%, 12/15/2049 235 259
3.75%, 02/15/2024 500 553
3.90%, 06/15/2047 800 977
4.25%, 04/01/2046 670 859
5.88%, 12/16/2036 330 494
Kohl's Corp
4.25%, 07/17/2025 300 296
Lowe's Cos Inc
2.50%, 04/15/2026 90 98
3.10%, 05/03/2027 160 179
3.38%, 09/15/2025 50 56
3.65%, 04/05/2029 135 156
3.70%, 04/15/2046 20 23
4.00%, 04/15/2025 155 177
4.05%, 05/03/2047 650 777
4.38%, 09/15/2045 500 608
4.55%, 04/05/2049 135 174
5.00%, 04/15/2040 155 205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
1.45%, 09/01/2025 $ 155 $ 160
2.13%, 03/01/2030 155 161
2.63%, 09/01/2029 140 152
3.25%, 06/10/2024 175 192
3.50%, 07/01/2027 310 354
3.63%, 09/01/2049 720 813
3.70%, 01/30/2026 150 172
3.70%, 02/15/2042 300 335
4.88%, 12/09/2045 340 443
Nordstrom Inc
5.00%, 01/15/2044 300 211
O'Reilly Automotive Inc
3.55%, 03/15/2026 500 570
Starbucks Corp
1.30%, 05/07/2022 185 188
2.00%, 03/12/2027 755 792
3.55%, 08/15/2029 305 351
4.45%, 08/15/2049 500 607
Target Corp
2.35%, 02/15/2030 620 674
3.63%, 04/15/2046 300 371
3.90%, 11/15/2047 310 404
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 630 694
Walmart Inc
2.35%, 12/15/2022 220 230
2.95%, 09/24/2049 2,050 2,278
3.05%, 07/08/2026 600 677
3.25%, 07/08/2029 155 181
3.70%, 06/26/2028 255 302
3.95%, 06/28/2038 195 244
5.25%, 09/01/2035 40 58
5.63%, 04/01/2040 40 59
5.63%, 04/15/2041 60 91
$ 20,565
Semiconductors - 0.59%
Applied Materials Inc
1.75%, 06/01/2030 155 161
4.35%, 04/01/2047 45 61
5.85%, 06/15/2041 500 770
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 721
Broadcom Inc
2.25%, 11/15/2023 395 411
3.15%, 11/15/2025 590 639
3.63%, 10/15/2024 415 455
4.15%, 11/15/2030 590 665
4.30%, 11/15/2032 395 455
4.75%, 04/15/2029 355 417
Intel Corp
2.45%, 11/15/2029 300 326
2.60%, 05/19/2026 775 852
2.88%, 05/11/2024 105 114
3.15%, 05/11/2027 150 169
3.25%, 11/15/2049 305 341
3.30%, 10/01/2021 550 568
3.40%, 03/25/2025 155 174
3.73%, 12/08/2047 105 125
3.75%, 03/25/2027 155 181
4.60%, 03/25/2040 155 206
4.90%, 07/29/2045 600 824
KLA Corp
4.10%, 03/15/2029 300 361
Lam Research Corp
1.90%, 06/15/2030 155 161
2.88%, 06/15/2050 235 248

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Micron Technology Inc
4.19%, 02/15/2027 $ 405 $ 464
4.64%, 02/06/2024 300 334
4.66%, 02/15/2030 405 472
NVIDIA Corp
2.20%, 09/16/2021 300 305
3.20%, 09/16/2026 500 566
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(e)
80 87
QUALCOMM Inc
1.30%, 05/20/2028
(e)
327 328
1.65%, 05/20/2032
(e)
243 242
3.25%, 05/20/2027 420 475
4.65%, 05/20/2035 195 262
4.80%, 05/20/2045 110 150
Texas Instruments Inc
1.38%, 03/12/2025 155 161
1.75%, 05/04/2030 50 52
2.25%, 05/01/2023 400 419
4.15%, 05/15/2048 165 217
$ 13,939
Software - 0.68%
Activision Blizzard Inc
1.35%, 09/15/2030 80 78
2.50%, 09/15/2050 160 150
Adobe Inc
1.90%, 02/01/2025 310 328
2.30%, 02/01/2030 155 167
Fiserv Inc
3.50%, 10/01/2022 30 32
3.50%, 07/01/2029 300 341
3.85%, 06/01/2025 2,205 2,502
Intuit Inc
1.35%, 07/15/2027 160 164
Microsoft Corp
2.53%, 06/01/2050 311 327
2.68%, 06/01/2060 149 157
3.30%, 02/06/2027 140 160
3.45%, 08/08/2036 640 771
3.50%, 02/12/2035 700 864
3.70%, 08/08/2046 1,475 1,848
3.95%, 08/08/2056 141 187
4.10%, 02/06/2037 176 227
4.20%, 11/03/2035 360 475
Oracle Corp
1.90%, 09/15/2021 80 81
2.40%, 09/15/2023 75 79
2.50%, 10/15/2022 75 78
2.50%, 04/01/2025 155 167
2.63%, 02/15/2023 370 389
2.65%, 07/15/2026 930 1,020
2.80%, 04/01/2027 155 171
2.95%, 11/15/2024 85 93
2.95%, 05/15/2025 105 115
2.95%, 04/01/2030 155 173
3.25%, 11/15/2027 375 424
3.40%, 07/08/2024 550 605
3.60%, 04/01/2040 155 175
3.60%, 04/01/2050 555 617
3.80%, 11/15/2037 485 562
3.85%, 07/15/2036 900 1,061
3.90%, 05/15/2035 130 157
4.00%, 11/15/2047 75 89
4.30%, 07/08/2034 75 94
4.38%, 05/15/2055 150 189
4.50%, 07/08/2044 50 62
5.38%, 07/15/2040 550 756
6.13%, 07/08/2039 60 88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
ServiceNow Inc
1.40%, 09/01/2030 $ 160 $ 158
$ 16,181
Sovereign - 1.71%
Canada Government International Bond
1.63%, 01/22/2025 360 380
2.63%, 01/25/2022 500 517
Chile Government International Bond
2.45%, 01/31/2031 935 987
2.55%, 01/27/2032 200 212
3.86%, 06/21/2047 250 308
Colombia Government International Bond
2.63%, 03/15/2023 500 513
3.00%, 01/30/2030 315 324
3.13%, 04/15/2031 315 327
5.00%, 06/15/2045 750 898
5.20%, 05/15/2049 400 495
5.63%, 02/26/2044 500 636
7.38%, 09/18/2037 220 315
10.38%, 01/28/2033 100 157
Export Development Canada
1.38%, 02/24/2023 250 257
2.00%, 05/17/2022 1,000 1,030
2.63%, 02/21/2024 300 324
Export-Import Bank of Korea
1.88%, 10/21/2021 350 355
3.25%, 11/10/2025 1,000 1,118
5.00%, 04/11/2022 500 535
Hungary Government International Bond
5.38%, 03/25/2024 650 747
Indonesia Government International Bond
2.85%, 02/14/2030 250 264
3.70%, 10/30/2049 200 217
4.20%, 10/15/2050 800 944
4.75%, 02/11/2029 300 359
Israel Government AID Bond
5.50%, 09/18/2023 65 75
5.50%, 04/26/2024 65 77
5.50%, 09/18/2033 110 164
Israel Government International Bond
3.88%, 07/03/2050 500 596
4.00%, 06/30/2022 850 902
Japan Bank for International Cooperation
0.63%, 05/22/2023 200 201
1.63%, 10/17/2022 200 205
1.75%, 01/23/2023 1,000 1,032
1.88%, 07/21/2026 664 709
2.13%, 02/10/2025 1,300 1,388
2.38%, 04/20/2026 500 546
3.00%, 05/29/2024 300 328
Korea International Bond
2.75%, 01/19/2027 250 275
3.88%, 09/20/2048 500 685
Mexico Government International Bond
3.25%, 04/16/2030 400 415
3.63%, 03/15/2022 270 283
3.75%, 01/11/2028 225 243
3.90%, 04/27/2025 600 660
4.50%, 04/22/2029 500 564
4.50%, 01/31/2050 400 438
4.60%, 01/23/2046 500 554
4.60%, 02/10/2048 300 330
4.75%, 03/08/2044 610 684
5.75%, 10/12/2110 500 608
6.05%, 01/11/2040 500 644

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
3.16%, 01/23/2030 $ 200 $ 218
3.75%, 03/16/2025 950 1,045
4.50%, 05/15/2047 500 644
4.50%, 04/16/2050 200 258
Peruvian Government International Bond
5.63%, 11/18/2050 400 662
8.75%, 11/21/2033 350 596
Philippine Government International Bond
3.00%, 02/01/2028 300 327
3.70%, 03/01/2041 900 1,038
7.75%, 01/14/2031 740 1,125
10.63%, 03/16/2025 600 853
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 207
2.88%, 10/17/2029 200 205
5.38%, 06/15/2033 850 1,067
6.88%, 09/27/2023 350 408
Republic of Poland Government International
Bond
5.00%, 03/23/2022 500 536
State of Israel
2.50%, 01/15/2030 400 431
3.38%, 01/15/2050 400 441
Svensk Exportkredit AB
0.50%, 08/26/2025 320 320
2.88%, 03/14/2023 1,200 1,276
Tennessee Valley Authority
3.50%, 12/15/2042 100 127
4.25%, 09/15/2065 150 225
4.63%, 09/15/2060 300 467
5.25%, 09/15/2039 250 383
5.38%, 04/01/2056 61 105
5.88%, 04/01/2036 525 820
6.75%, 11/01/2025 57 75
Ukraine Government AID Bonds
1.47%, 09/29/2021 250 253
Uruguay Government International Bond
4.13%, 11/20/2045 386 468
4.38%, 10/27/2027 360 419
5.10%, 06/18/2050 200 276
7.63%, 03/21/2036 400 631
$ 40,731
Supranational Bank - 1.56%
African Development Bank
2.38%, 09/23/2021
(g)
515 527
3.00%, 09/20/2023 600 650
Asian Development Bank
0.25%, 07/14/2023 315 315
0.38%, 09/03/2025
(h)
310 309
1.75%, 09/13/2022 750 773
1.75%, 09/19/2029
(g)
750 809
2.13%, 11/24/2021
(g)
800 819
2.13%, 03/19/2025 300 323
2.38%, 08/10/2027 500 557
2.63%, 01/30/2024 1,000 1,079
2.75%, 03/17/2023 670 713
2.75%, 01/19/2028
(g)
130 149
5.82%, 06/16/2028 39 53
Corp Andina de Fomento
3.25%, 02/11/2022 1,000 1,030
4.38%, 06/15/2022 559 592
Council Of Europe Development Bank
1.38%, 02/27/2025 310 323
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 $ 315 $ 315
1.63%, 09/27/2024 350 368
1.88%, 02/23/2022 500 512
European Investment Bank
1.63%, 03/14/2025 715 755
1.88%, 02/10/2025 250 267
2.25%, 03/15/2022 500 516
2.25%, 06/24/2024 2,440 2,622
2.38%, 05/24/2027 650 727
2.50%, 03/15/2023 440 465
2.63%, 05/20/2022 1,000 1,041
2.88%, 12/15/2021 600 621
4.88%, 02/15/2036 500 751
FMS Wertmanagement
2.00%, 08/01/2022 800 827
2.75%, 01/30/2024 1,310 1,421
Inter-American Development Bank
0.25%, 11/15/2023
(h)
310 310
1.75%, 03/14/2025 580 615
2.13%, 01/18/2022 500 513
2.13%, 01/15/2025 500 537
2.38%, 07/07/2027 1,250 1,393
2.50%, 01/18/2023 1,830 1,928
3.13%, 09/18/2028 300 356
4.38%, 01/24/2044 50 77
International Bank for Reconstruction &
Development
0.75%, 08/26/2030 310 307
1.38%, 09/20/2021 320 324
1.63%, 01/15/2025 470 495
1.75%, 10/23/2029 720 778
1.88%, 10/07/2022 4,125 4,268
2.50%, 03/19/2024 1,000 1,076
2.50%, 07/29/2025 270 298
3.00%, 09/27/2023 300 325
7.63%, 01/19/2023 933 1,095
International Finance Corp
0.38%, 07/16/2025 315 315
2.13%, 04/07/2026 1,000 1,092
Nordic Investment Bank
1.38%, 10/17/2022
(g)
800 820
$ 37,151
Telecommunications - 1.39%
America Movil SAB de CV
3.63%, 04/22/2029 735 837
6.13%, 03/30/2040 450 653
AT&T Inc
1.65%, 02/01/2028 200 203
2.25%, 02/01/2032 145 147
2.30%, 06/01/2027 470 499
2.75%, 06/01/2031 315 335
2.95%, 07/15/2026 580 638
3.00%, 06/30/2022 90 94
3.10%, 02/01/2043 145 145
3.30%, 02/01/2052 290 287
3.50%, 06/01/2041 315 333
3.50%, 02/01/2061 290 288
3.65%, 06/01/2051 155 163
4.10%, 02/15/2028 575 672
4.13%, 02/17/2026 350 405
4.30%, 02/15/2030 337 403
4.35%, 03/01/2029 500 595
4.35%, 06/15/2045 725 831
4.50%, 05/15/2035 1,100 1,318
4.50%, 03/09/2048 735 866
4.55%, 03/09/2049 500 590

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
4.75%, 05/15/2046 $ 90 $ 108
4.85%, 03/01/2039 900 1,092
4.85%, 07/15/2045 500 597
5.15%, 11/15/2046 405 509
5.25%, 03/01/2037 75 95
5.35%, 09/01/2040 54 70
5.55%, 08/15/2041 75 97
6.38%, 03/01/2041 75 106
British Telecommunications PLC
9.62%, 12/15/2030 600 978
Cisco Systems Inc
1.85%, 09/20/2021 750 762
2.50%, 09/20/2026 315 348
2.95%, 02/28/2026 300 339
5.50%, 01/15/2040 60 88
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 765 1,205
Juniper Networks Inc
4.35%, 06/15/2025 200 225
Orange SA
4.13%, 09/14/2021 30 31
5.38%, 01/13/2042 30 43
9.00%, 03/01/2031 500 820
Rogers Communications Inc
3.70%, 11/15/2049 190 217
5.00%, 03/15/2044 200 262
7.50%, 08/15/2038 250 389
Telefonica Emisiones SA
5.21%, 03/08/2047 500 606
7.05%, 06/20/2036 530 771
Telefonica Europe BV
8.25%, 09/15/2030 350 533
T-Mobile USA Inc
1.50%, 02/15/2026
(e)
310 314
2.05%, 02/15/2028
(e)
310 318
2.55%, 02/15/2031
(e)
310 324
3.50%, 04/15/2025
(e)
155 171
3.75%, 04/15/2027
(e)
315 356
3.88%, 04/15/2030
(e)
315 361
4.38%, 04/15/2040
(e)
155 185
4.50%, 04/15/2050
(e)
315 384
Verizon Communications Inc
2.63%, 08/15/2026 500 551
2.95%, 03/15/2022 358 372
3.50%, 11/01/2024 1,000 1,113
3.85%, 11/01/2042 90 108
3.88%, 02/08/2029 880 1,042
4.33%, 09/21/2028 60 73
4.40%, 11/01/2034 580 723
4.52%, 09/15/2048 631 830
4.67%, 03/15/2055 568 781
4.81%, 03/15/2039 75 99
4.86%, 08/21/2046 500 675
5.15%, 09/15/2023 1,000 1,138
5.25%, 03/16/2037 75 102
Vodafone Group PLC
3.75%, 01/16/2024 75 82
4.13%, 05/30/2025 75 86
4.25%, 09/17/2050 250 292
4.38%, 05/30/2028 375 449
5.00%, 05/30/2038 80 101
5.25%, 05/30/2048 815 1,069
6.15%, 02/27/2037 240 338
$ 33,030
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.63%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 $ 155 $ 185
3.65%, 09/01/2025 500 569
4.15%, 04/01/2045 200 253
4.40%, 03/15/2042 30 38
4.55%, 09/01/2044 400 530
4.90%, 04/01/2044 445 615
5.40%, 06/01/2041 400 566
Canadian National Railway Co
2.45%, 05/01/2050 465 467
Canadian Pacific Railway Co
6.13%, 09/15/2115 75 115
CSX Corp
2.40%, 02/15/2030 60 63
2.60%, 11/01/2026 350 382
3.35%, 09/15/2049 60 68
3.40%, 08/01/2024 600 665
3.80%, 03/01/2028 75 87
4.30%, 03/01/2048 200 254
4.75%, 05/30/2042 720 932
FedEx Corp
3.10%, 08/05/2029 750 832
3.88%, 08/01/2042 30 32
4.00%, 01/15/2024 250 277
4.55%, 04/01/2046 500 595
Norfolk Southern Corp
2.55%, 11/01/2029 150 164
3.00%, 04/01/2022 500 517
3.25%, 12/01/2021 40 41
3.94%, 11/01/2047 192 230
4.15%, 02/28/2048 500 625
4.84%, 10/01/2041 30 39
Ryder System Inc
2.50%, 09/01/2024 65 69
2.90%, 12/01/2026 150 161
Union Pacific Corp
2.15%, 02/05/2027 775 827
3.55%, 08/15/2039 435 513
3.80%, 10/01/2051 365 441
3.84%, 03/20/2060 220 257
3.95%, 09/10/2028 140 167
4.10%, 09/15/2067 560 676
4.16%, 07/15/2022 575 611
4.30%, 03/01/2049 90 116
United Parcel Service Inc
2.20%, 09/01/2024 300 318
2.50%, 09/01/2029 125 137
3.40%, 09/01/2049 180 207
3.63%, 10/01/2042 500 580
3.90%, 04/01/2025 155 177
4.88%, 11/15/2040 30 40
5.20%, 04/01/2040 345 478
$ 14,916
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 140 167
4.15%, 06/01/2049 670 842
6.59%, 10/15/2037 13 20
$ 1,029
TOTAL BONDS $ 829,170
MUNICIPAL BONDS - 0.67%
Principal
Amount (000's) Value (000's)
California - 0.21%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 318
6.91%, 10/01/2050 250 457
California State University
2.98%, 11/01/2051 155 163

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
99
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 $ 20 $ 31
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 250 436
Los Angeles Unified School District/CA
5.76%, 07/01/2029 900 1,153
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 32
State of California
3.50%, 04/01/2028 115 134
7.30%, 10/01/2039 300 498
7.70%, 11/01/2030 500 506
University of California
3.06%, 07/01/2025 400 444
5.77%, 05/15/2043 530 781
$ 4,953
Colorado - 0.02%
Regional Transportation District Sales Tax
Revenue
5.84%, 11/01/2050 250 417
Connecticut - 0.03%
State of Connecticut
5.85%, 03/15/2032 530 734
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 335 494
Illinois - 0.07%
Chicago Transit Authority
6.20%, 12/01/2040 30 41
6.90%, 12/01/2040 300 429
State of Illinois
4.95%, 06/01/2023 60 62
5.10%, 06/01/2033 1,000 1,024
$ 1,556
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(j)
50 49
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
450 563
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 189
New Jersey Turnpike Authority
7.41%, 01/01/2040 500 866
$ 1,667
New York - 0.14%
City of New York NY
6.27%, 12/01/2037 500 757
New York City Water & Sewer System
5.72%, 06/15/2042 280 451
5.95%, 06/15/2042 250 402
New York State Urban Development Corp
5.77%, 03/15/2039 465 589
Port Authority of New York & New Jersey
4.46%, 10/01/2062 500 653
5.65%, 11/01/2040 400 571
$ 3,423
Ohio - 0.04%
American Municipal Power Inc
7.83%, 02/15/2041 300 500
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Ohio State University/The
3.80%, 12/01/2046 $ 350 $ 443
4.91%, 06/01/2040 50 71
$ 1,014
Texas - 0.06%
City of Houston TX
6.29%, 03/01/2032 450 582
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 43
State of Texas
4.68%, 04/01/2040 160 220
5.52%, 04/01/2039 300 453
$ 1,298
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
285 336
TOTAL MUNICIPAL BONDS $ 15,892
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.00%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.42%
2.00%, 09/01/2031 $ 138 $ 145
2.00%, 12/01/2031 180 188
2.50%, 08/01/2028 134 141
2.50%, 09/01/2029 305 320
2.50%, 12/01/2029 393 413
2.50%, 01/01/2030 407 428
2.50%, 09/01/2030 959 1,008
2.50%, 01/01/2031 204 215
2.50%, 01/01/2031 361 380
2.50%, 02/01/2031 363 381
2.50%, 04/01/2031 117 123
2.50%, 12/01/2031 571 600
2.50%, 01/01/2032 603 634
2.50%, 03/01/2032 181 190
2.50%, 11/01/2032 229 241
2.50%, 03/01/2033 212 223
2.50%, 04/01/2033 199 209
2.50%, 05/01/2033 484 508
2.50%, 06/01/2033 337 354
2.50%, 11/01/2036 123 130
3.00%, 11/01/2028 265 281
3.00%, 04/01/2029 244 257
3.00%, 09/01/2029 225 237
3.00%, 10/01/2029 334 351
3.00%, 11/01/2029 147 155
3.00%, 01/01/2030 131 138
3.00%, 04/01/2030 87 92
3.00%, 11/01/2030 126 134
3.00%, 01/01/2031 423 444
3.00%, 03/01/2031 86 91
3.00%, 04/01/2031 345 363
3.00%, 05/01/2032 374 398
3.00%, 12/01/2032 177 186
3.00%, 02/01/2033 134 140
3.00%, 03/01/2033 208 222
3.00%, 04/01/2033 52 56
3.00%, 07/01/2033 264 277
3.00%, 09/01/2033 106 111
3.00%, 10/01/2033 150 157
3.00%, 09/01/2034 238 254
3.00%, 10/01/2034 171 182
3.00%, 12/01/2034 53 56
3.00%, 04/01/2035 141 149
3.00%, 06/01/2035 201 213
3.00%, 04/01/2036 98 104
3.00%, 04/01/2036 133 141
3.00%, 09/01/2036 88 94

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
100
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2036 $ 176 $ 187
3.00%, 11/01/2036 60 63
3.00%, 02/01/2037 176 186
3.00%, 04/01/2038 156 165
3.00%, 09/01/2042 1,255 1,343
3.00%, 10/01/2042 317 340
3.00%, 11/01/2042 541 580
3.00%, 01/01/2043 93 100
3.00%, 02/01/2043 509 546
3.00%, 04/01/2043 847 908
3.00%, 07/01/2043 110 118
3.00%, 08/01/2043 850 911
3.00%, 08/01/2043 682 731
3.00%, 09/01/2043 146 156
3.00%, 10/01/2043 114 122
3.00%, 12/01/2044 361 384
3.00%, 01/01/2045 100 106
3.00%, 03/01/2045 216 229
3.00%, 04/01/2045 669 710
3.00%, 06/01/2045 429 454
3.00%, 08/01/2045 716 760
3.00%, 12/01/2045 824 874
3.00%, 01/01/2046 81 86
3.00%, 03/01/2046 487 515
3.00%, 04/01/2046 209 221
3.00%, 04/01/2046 882 933
3.00%, 06/01/2046 733 776
3.00%, 06/01/2046 345 365
3.00%, 07/01/2046 322 341
3.00%, 09/01/2046 755 799
3.00%, 10/01/2046 190 202
3.00%, 10/01/2046 79 84
3.00%, 11/01/2046 717 758
3.00%, 11/01/2046 297 314
3.00%, 11/01/2046 380 402
3.00%, 11/01/2046 849 899
3.00%, 12/01/2046 860 911
3.00%, 12/01/2046 811 857
3.00%, 01/01/2047 461 487
3.00%, 02/01/2047 330 348
3.00%, 03/01/2047 259 274
3.00%, 04/01/2047 737 780
3.00%, 09/01/2047 277 292
3.00%, 10/01/2047 400 422
3.00%, 01/01/2048 389 410
3.50%, 12/01/2031 237 253
3.50%, 09/01/2033 199 210
3.50%, 05/01/2034 243 263
3.50%, 05/01/2034 83 90
3.50%, 11/01/2034 98 106
3.50%, 01/01/2035 205 221
3.50%, 06/01/2035 175 189
3.50%, 03/01/2037 360 383
3.50%, 04/01/2037 88 93
3.50%, 06/01/2037 175 186
3.50%, 06/01/2042 151 163
3.50%, 06/01/2042 571 619
3.50%, 06/01/2042 698 756
3.50%, 07/01/2042 1,526 1,652
3.50%, 10/01/2042 805 874
3.50%, 08/01/2043 293 317
3.50%, 01/01/2044 347 373
3.50%, 01/01/2045 455 488
3.50%, 02/01/2045 135 145
3.50%, 03/01/2045 328 351
3.50%, 03/01/2045 634 677
3.50%, 06/01/2045 348 371
3.50%, 07/01/2045 335 355
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 08/01/2045 $ 219 $ 233
3.50%, 09/01/2045 312 333
3.50%, 09/01/2045 430 459
3.50%, 10/01/2045 40 43
3.50%, 12/01/2045 846 903
3.50%, 01/01/2046 751 805
3.50%, 03/01/2046 511 548
3.50%, 03/01/2046 1,610 1,717
3.50%, 04/01/2046 826 885
3.50%, 05/01/2046 569 607
3.50%, 05/01/2046 503 540
3.50%, 06/01/2046 452 482
3.50%, 08/01/2046 246 263
3.50%, 09/01/2046 468 496
3.50%, 04/01/2047 509 539
3.50%, 11/01/2047 965 1,019
3.50%, 11/01/2047 680 720
3.50%, 12/01/2047 478 507
3.50%, 12/01/2047 947 1,002
3.50%, 12/01/2047 845 895
3.50%, 03/01/2048 802 849
3.50%, 08/01/2048 456 481
4.00%, 12/01/2024 96 102
4.00%, 12/01/2030 22 23
4.00%, 11/01/2033 152 165
4.00%, 07/01/2034 105 114
4.00%, 04/01/2038 241 260
4.00%, 12/01/2040 210 231
4.00%, 02/01/2044 186 206
4.00%, 04/01/2044 249 272
4.00%, 05/01/2044 106 116
4.00%, 06/01/2044 177 193
4.00%, 07/01/2044 304 331
4.00%, 09/01/2044 109 118
4.00%, 11/01/2044 362 398
4.00%, 12/01/2044 1,269 1,378
4.00%, 01/01/2045 324 354
4.00%, 04/01/2045 47 51
4.00%, 05/01/2045 175 190
4.00%, 07/01/2045 246 266
4.00%, 08/01/2045 453 492
4.00%, 09/01/2045 1,167 1,264
4.00%, 10/01/2045 627 678
4.00%, 10/01/2045 63 68
4.00%, 11/01/2045 74 81
4.00%, 12/01/2045 88 96
4.00%, 02/01/2046 128 139
4.00%, 05/01/2046 212 231
4.00%, 03/01/2047 320 344
4.00%, 10/01/2047 613 656
4.00%, 12/01/2047 776 831
4.00%, 07/01/2048 525 559
4.00%, 11/01/2048 251 268
4.50%, 10/01/2030 94 104
4.50%, 05/01/2031 11 12
4.50%, 10/01/2039 243 268
4.50%, 02/01/2041 179 198
4.50%, 03/01/2041 281 314
4.50%, 09/01/2043 117 131
4.50%, 11/01/2043 265 296
4.50%, 12/01/2043 177 197
4.50%, 03/01/2044 379 423
4.50%, 04/01/2044 168 186
4.50%, 09/01/2044 262 291
4.50%, 10/01/2044 108 118
4.50%, 02/01/2047 80 87
4.50%, 03/01/2047 146 159
4.50%, 07/01/2047 119 129

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
101
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 11/01/2047 $ 31 $ 33
4.50%, 05/01/2048 280 303
4.50%, 07/01/2048 135 146
4.50%, 05/01/2049 6,149 6,641
5.00%, 11/01/2035 74 85
5.00%, 12/01/2036 216 249
5.00%, 08/01/2039 103 119
5.00%, 11/01/2039 312 359
5.00%, 03/01/2041 93 107
5.00%, 12/01/2041 116 130
5.00%, 02/01/2042 463 532
5.00%, 04/01/2044 114 130
5.00%, 02/01/2048 151 166
5.00%, 06/01/2048 151 166
5.00%, 07/01/2048 81 89
5.50%, 06/01/2034 101 116
5.50%, 07/01/2038 89 101
5.50%, 07/01/2038 114 133
5.50%, 12/01/2038 214 247
5.50%, 10/01/2039 338 390
5.50%, 06/01/2041 129 149
6.00%, 04/01/2023 1 —
6.00%, 04/01/2038 350 410
6.00%, 11/01/2038 113 130
$ 81,343
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.59%
2.00%, 09/01/2029 313 326
2.00%, 05/01/2030 140 146
2.00%, 12/01/2031 242 253
2.00%, 02/01/2032 144 150
2.00%, 09/01/2035
(k)
4,500 4,682
2.00%, 09/01/2050
(k)
3,000 3,094
2.50%, 01/01/2028 126 132
2.50%, 07/01/2028 118 124
2.50%, 07/01/2028 326 342
2.50%, 11/01/2028 397 417
2.50%, 09/01/2029 250 262
2.50%, 02/01/2030 99 104
2.50%, 03/01/2030 301 317
2.50%, 05/01/2030 300 315
2.50%, 07/01/2030 131 137
2.50%, 08/01/2030 340 357
2.50%, 08/01/2030 376 395
2.50%, 12/01/2030 391 411
2.50%, 03/01/2031 350 368
2.50%, 03/01/2031 78 82
2.50%, 03/01/2031 455 478
2.50%, 05/01/2031 164 172
2.50%, 07/01/2031 404 424
2.50%, 11/01/2031 2,048 2,153
2.50%, 11/01/2031 581 610
2.50%, 12/01/2031 118 124
2.50%, 01/01/2032 302 318
2.50%, 01/01/2032 172 180
2.50%, 02/01/2032 161 170
2.50%, 03/01/2032 188 198
2.50%, 09/01/2032 159 167
2.50%, 12/01/2032 366 385
2.50%, 01/01/2033 497 522
2.50%, 04/01/2033 1,462 1,535
2.50%, 07/01/2033 16 17
2.50%, 10/01/2034 2,395 2,514
2.50%, 02/01/2035 2,148 2,254
2.50%, 09/01/2035
(k)
3,500 3,672
2.50%, 10/01/2036 60 64
2.50%, 10/01/2036 168 177
2.50%, 12/01/2036 160 168
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2040 $ 3,180 $ 3,348
2.50%, 01/01/2043 138 147
2.50%, 05/01/2043 164 175
2.50%, 10/01/2043 129 138
2.50%, 08/01/2046 120 127
2.50%, 12/01/2046 163 175
2.50%, 12/01/2046 181 194
2.50%, 09/01/2050
(k)
43,000 45,254
3.00%, 04/01/2027 102 107
3.00%, 01/01/2029 89 95
3.00%, 02/01/2029 77 81
3.00%, 12/01/2029 180 189
3.00%, 12/01/2029 88 93
3.00%, 01/01/2030 402 423
3.00%, 01/01/2030 474 498
3.00%, 01/01/2030 85 89
3.00%, 06/01/2030 301 317
3.00%, 07/01/2030 526 552
3.00%, 09/01/2030 101 106
3.00%, 10/01/2030 445 468
3.00%, 11/01/2030 440 462
3.00%, 12/01/2030 86 91
3.00%, 12/01/2030 423 446
3.00%, 02/01/2031 320 337
3.00%, 03/01/2031 251 264
3.00%, 04/01/2031 101 106
3.00%, 09/01/2031 466 490
3.00%, 12/01/2031 204 215
3.00%, 08/01/2032 418 439
3.00%, 09/01/2032 116 122
3.00%, 01/01/2033 49 52
3.00%, 04/01/2033 49 52
3.00%, 07/01/2033 170 179
3.00%, 02/01/2034 116 122
3.00%, 08/01/2034 518 553
3.00%, 09/01/2034 322 343
3.00%, 11/01/2034 254 269
3.00%, 12/01/2034 2,781 2,919
3.00%, 12/01/2034 117 124
3.00%, 02/01/2035 109 116
3.00%, 02/01/2035 175 185
3.00%, 05/01/2035 554 584
3.00%, 06/01/2035 319 338
3.00%, 09/01/2035
(k)
7,900 8,293
3.00%, 11/01/2035 134 142
3.00%, 02/01/2036 137 145
3.00%, 07/01/2036 226 239
3.00%, 12/01/2036 242 256
3.00%, 12/01/2036 166 176
3.00%, 12/01/2036 282 299
3.00%, 02/01/2037 266 282
3.00%, 11/01/2039 1,604 1,692
3.00%, 06/01/2040 2,940 3,100
3.00%, 04/01/2042 137 147
3.00%, 11/01/2042 527 565
3.00%, 12/01/2042 1,387 1,494
3.00%, 04/01/2043 567 612
3.00%, 04/01/2043 542 581
3.00%, 04/01/2043 15 16
3.00%, 04/01/2043 145 155
3.00%, 04/01/2043 303 325
3.00%, 05/01/2043 251 269
3.00%, 05/01/2043 426 455
3.00%, 05/01/2043 560 604
3.00%, 05/01/2043 133 142
3.00%, 05/01/2043 1,019 1,093
3.00%, 06/01/2043 441 472

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
102
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 06/01/2043 $ 612 $ 655
3.00%, 06/01/2043 159 170
3.00%, 07/01/2043 559 599
3.00%, 07/01/2043 807 868
3.00%, 07/01/2043 135 146
3.00%, 07/01/2043 677 726
3.00%, 08/01/2043 93 99
3.00%, 08/01/2043 741 794
3.00%, 10/01/2043 648 694
3.00%, 10/01/2043 359 385
3.00%, 11/01/2043 164 175
3.00%, 01/01/2045 307 326
3.00%, 01/01/2045 869 932
3.00%, 01/01/2045 162 173
3.00%, 08/01/2045 200 212
3.00%, 12/01/2045 284 301
3.00%, 12/01/2045 338 358
3.00%, 01/01/2046 489 518
3.00%, 03/01/2046 193 204
3.00%, 04/01/2046 107 114
3.00%, 04/01/2046 577 610
3.00%, 04/01/2046 1,158 1,224
3.00%, 05/01/2046 471 498
3.00%, 05/01/2046 207 219
3.00%, 05/01/2046 186 197
3.00%, 08/01/2046 184 195
3.00%, 10/01/2046 847 897
3.00%, 11/01/2046 384 407
3.00%, 11/01/2046 1,081 1,144
3.00%, 11/01/2046 454 479
3.00%, 11/01/2046 781 826
3.00%, 11/01/2046 559 592
3.00%, 11/01/2046 772 820
3.00%, 12/01/2046 337 356
3.00%, 12/01/2046 764 808
3.00%, 12/01/2046 817 865
3.00%, 01/01/2047 857 907
3.00%, 02/01/2047 331 350
3.00%, 03/01/2047 263 278
3.00%, 07/01/2047 1,007 1,065
3.00%, 09/01/2048 345 364
3.00%, 09/01/2049 2,701 2,849
3.00%, 10/01/2049 1,610 1,702
3.00%, 10/01/2049 3,687 3,890
3.00%, 10/01/2049 2,722 2,871
3.00%, 10/01/2049 3,493 3,686
3.00%, 10/01/2049 3,359 3,551
3.00%, 11/01/2049 8,971 9,461
3.00%, 11/01/2049 2,916 3,106
3.00%, 11/01/2049 1,728 1,825
3.00%, 11/01/2049 2,648 2,792
3.00%, 03/01/2050 6,233 6,587
3.00%, 09/01/2050
(k)
28,440 29,980
3.50%, 12/01/2025 83 88
3.50%, 01/01/2026 270 285
3.50%, 10/01/2026 238 252
3.50%, 12/01/2026 156 165
3.50%, 06/01/2027 144 152
3.50%, 03/01/2029 124 132
3.50%, 09/01/2029 155 164
3.50%, 10/01/2029 236 249
3.50%, 11/01/2030 104 111
3.50%, 04/01/2032 23 25
3.50%, 07/01/2032 19 20
3.50%, 09/01/2032 21 23
3.50%, 12/01/2032 2,875 3,091
3.50%, 10/01/2033 254 269
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2033 $ 256 $ 271
3.50%, 10/01/2033 12 13
3.50%, 05/01/2034 66 72
3.50%, 06/01/2034 47 51
3.50%, 07/01/2034 297 321
3.50%, 09/01/2034 229 243
3.50%, 10/01/2034 72 76
3.50%, 09/01/2035
(k)
1,000 1,057
3.50%, 12/01/2035 396 427
3.50%, 02/01/2036 84 91
3.50%, 07/01/2036 126 135
3.50%, 08/01/2036 136 144
3.50%, 02/01/2037 69 73
3.50%, 05/01/2037 108 114
3.50%, 06/01/2038 192 202
3.50%, 07/01/2038 175 184
3.50%, 03/01/2041 35 38
3.50%, 02/01/2042 348 377
3.50%, 03/01/2042 83 90
3.50%, 05/01/2042 511 553
3.50%, 06/01/2042 470 510
3.50%, 07/01/2042 85 92
3.50%, 10/01/2042 681 738
3.50%, 04/01/2043 622 673
3.50%, 05/01/2043 400 434
3.50%, 05/01/2043 616 668
3.50%, 06/01/2043 118 128
3.50%, 08/01/2043 471 511
3.50%, 09/01/2043 1,307 1,417
3.50%, 11/01/2043 172 184
3.50%, 01/01/2044 155 167
3.50%, 01/01/2044 1,396 1,541
3.50%, 07/01/2044 710 770
3.50%, 10/01/2044 277 296
3.50%, 11/01/2044 306 327
3.50%, 12/01/2044 382 407
3.50%, 12/01/2044 412 440
3.50%, 01/01/2045 459 490
3.50%, 02/01/2045 473 504
3.50%, 02/01/2045 302 323
3.50%, 04/01/2045 270 288
3.50%, 04/01/2045 423 460
3.50%, 07/01/2045 502 535
3.50%, 08/01/2045 262 280
3.50%, 08/01/2045 302 322
3.50%, 09/01/2045 244 260
3.50%, 10/01/2045 241 259
3.50%, 10/01/2045 154 165
3.50%, 11/01/2045 368 392
3.50%, 11/01/2045 375 400
3.50%, 11/01/2045 208 223
3.50%, 12/01/2045 490 524
3.50%, 12/01/2045 517 551
3.50%, 12/01/2045 455 485
3.50%, 12/01/2045 426 454
3.50%, 12/01/2045 29 31
3.50%, 12/01/2045 164 175
3.50%, 12/01/2045 218 232
3.50%, 01/01/2046 101 108
3.50%, 01/01/2046 510 544
3.50%, 01/01/2046 520 555
3.50%, 01/01/2046 511 544
3.50%, 02/01/2046 177 188
3.50%, 03/01/2046 607 647
3.50%, 03/01/2046 137 146
3.50%, 03/01/2046 460 491
3.50%, 04/01/2046 586 624

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 04/01/2046 $ 94 $ 101
3.50%, 05/01/2046 216 229
3.50%, 05/01/2046 103 109
3.50%, 06/01/2046 126 135
3.50%, 07/01/2046 530 566
3.50%, 09/01/2046 357 381
3.50%, 12/01/2046 406 433
3.50%, 02/01/2047 720 764
3.50%, 03/01/2047 337 358
3.50%, 06/01/2047 653 691
3.50%, 10/01/2047 738 778
3.50%, 10/01/2047 796 841
3.50%, 11/01/2047 908 962
3.50%, 12/01/2047 818 864
3.50%, 01/01/2048 1,049 1,108
3.50%, 02/01/2048 844 892
3.50%, 02/01/2048 353 374
3.50%, 03/01/2048 84 89
3.50%, 04/01/2048 628 665
3.50%, 10/01/2048 26 27
3.50%, 04/01/2049 677 717
3.50%, 06/01/2049 3,022 3,190
3.50%, 06/01/2049 671 710
3.50%, 06/01/2049 1,026 1,084
3.50%, 07/01/2049 2,022 2,138
3.50%, 07/01/2049 3,058 3,233
3.50%, 07/01/2049 4,026 4,242
3.50%, 07/01/2049 2,802 2,959
3.50%, 08/01/2049 1,937 2,042
3.50%, 09/01/2049 3,682 3,880
3.50%, 09/01/2049 1,923 2,045
3.50%, 09/01/2049 2,719 2,866
3.50%, 10/01/2049 2,493 2,628
3.50%, 11/01/2049 5,433 5,776
3.50%, 09/01/2050
(k)
14,250 15,032
4.00%, 12/01/2024 159 168
4.00%, 04/01/2029 8 9
4.00%, 12/01/2030 11 12
4.00%, 03/01/2031 587 624
4.00%, 03/01/2031 92 98
4.00%, 11/01/2031 15 16
4.00%, 11/01/2033 63 67
4.00%, 11/01/2033 260 281
4.00%, 10/01/2034 162 175
4.00%, 02/01/2036 228 246
4.00%, 01/01/2037 78 85
4.00%, 10/01/2037 129 139
4.00%, 03/01/2038 57 61
4.00%, 07/01/2038 246 264
4.00%, 12/01/2038 161 173
4.00%, 01/01/2039 220 235
4.00%, 09/01/2040 90 99
4.00%, 01/01/2041 94 104
4.00%, 02/01/2041 34 38
4.00%, 12/01/2041 157 173
4.00%, 06/01/2042 134 148
4.00%, 06/01/2042 244 269
4.00%, 07/01/2042 749 828
4.00%, 12/01/2042 278 306
4.00%, 06/01/2043 348 384
4.00%, 09/01/2043 415 456
4.00%, 11/01/2043 452 499
4.00%, 11/01/2043 362 397
4.00%, 05/01/2044 106 116
4.00%, 08/01/2044 127 138
4.00%, 08/01/2044 94 102
4.00%, 08/01/2044 305 331
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 09/01/2044 $ 139 $ 151
4.00%, 09/01/2044 140 152
4.00%, 10/01/2044 83 90
4.00%, 11/01/2044 73 79
4.00%, 11/01/2044 96 104
4.00%, 11/01/2044 157 170
4.00%, 11/01/2044 73 79
4.00%, 12/01/2044 223 244
4.00%, 12/01/2044 170 184
4.00%, 01/01/2045 345 375
4.00%, 01/01/2045 129 141
4.00%, 02/01/2045 300 326
4.00%, 02/01/2045 119 129
4.00%, 03/01/2045 87 94
4.00%, 04/01/2045 304 328
4.00%, 08/01/2045 128 138
4.00%, 09/01/2045 399 432
4.00%, 09/01/2045 109 119
4.00%, 11/01/2045 512 558
4.00%, 12/01/2045 96 104
4.00%, 12/01/2045 176 190
4.00%, 02/01/2046 330 356
4.00%, 03/01/2046 659 712
4.00%, 04/01/2046 307 331
4.00%, 07/01/2046 126 135
4.00%, 03/01/2047 439 471
4.00%, 06/01/2047 181 193
4.00%, 08/01/2047 333 356
4.00%, 10/01/2047 336 359
4.00%, 11/01/2047 1,308 1,403
4.00%, 01/01/2048 970 1,039
4.00%, 01/01/2048 1,062 1,138
4.00%, 03/01/2048 7,645 8,213
4.00%, 05/01/2048 268 293
4.00%, 05/01/2048 1,954 2,097
4.00%, 06/01/2048 631 673
4.00%, 06/01/2048 765 817
4.00%, 07/01/2048 239 254
4.00%, 07/01/2048 443 473
4.00%, 08/01/2048 488 519
4.00%, 09/01/2048 617 657
4.00%, 09/01/2048 583 620
4.00%, 09/01/2048 485 517
4.00%, 10/01/2048 259 283
4.00%, 01/01/2049 3,697 3,968
4.00%, 01/01/2049 6,058 6,523
4.00%, 03/01/2049 1,044 1,113
4.00%, 03/01/2049 508 545
4.00%, 04/01/2049 669 713
4.00%, 04/01/2049 617 658
4.00%, 04/01/2049 299 318
4.00%, 07/01/2049 2,390 2,548
4.00%, 08/01/2049 3,615 3,850
4.00%, 10/01/2049 4,681 5,063
4.00%, 10/01/2049 3,379 3,614
4.00%, 11/01/2049 2,664 2,845
4.00%, 04/01/2050 3,815 4,156
4.50%, 08/01/2023 73 79
4.50%, 06/01/2029 19 21
4.50%, 07/01/2029 4 5
4.50%, 08/01/2030 11 12
4.50%, 01/01/2034 31 34
4.50%, 04/01/2039 123 137
4.50%, 09/01/2040 246 275
4.50%, 05/01/2041 296 331
4.50%, 08/01/2041 263 294
4.50%, 09/01/2041 382 427

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
104
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 09/01/2043 $ 200 $ 221
4.50%, 11/01/2043 152 170
4.50%, 11/01/2043 237 265
4.50%, 01/01/2044 223 245
4.50%, 02/01/2044 80 89
4.50%, 03/01/2044 193 212
4.50%, 04/01/2044 319 357
4.50%, 04/01/2044 174 194
4.50%, 05/01/2044 64 71
4.50%, 05/01/2044 246 274
4.50%, 05/01/2044 253 281
4.50%, 08/01/2044 70 76
4.50%, 08/01/2044 259 286
4.50%, 10/01/2044 173 192
4.50%, 04/01/2045 85 92
4.50%, 04/01/2046 81 89
4.50%, 05/01/2046 167 184
4.50%, 01/01/2047 115 125
4.50%, 01/01/2047 361 393
4.50%, 03/01/2048 404 437
4.50%, 10/01/2048 1,526 1,647
4.50%, 04/01/2049 804 868
4.50%, 05/01/2049 4,238 4,589
4.50%, 07/01/2049 1,277 1,379
4.50%, 07/01/2049 1,272 1,375
4.50%, 09/01/2049 2,603 2,811
5.00%, 12/01/2025 26 29
5.00%, 01/01/2039 521 597
5.00%, 07/01/2039 212 243
5.00%, 02/01/2041 106 122
5.00%, 02/01/2041 172 198
5.00%, 04/01/2041 376 433
5.00%, 05/01/2042 208 239
5.00%, 07/01/2042 95 109
5.00%, 03/01/2044 82 91
5.00%, 05/01/2044 132 147
5.00%, 02/01/2045 179 206
5.00%, 06/01/2045 505 581
5.00%, 05/01/2048 251 276
5.00%, 06/01/2048 146 161
5.00%, 08/01/2048 109 120
5.00%, 09/01/2048 86 94
5.00%, 05/01/2049 167 183
5.00%, 06/01/2049 1,448 1,585
5.00%, 07/01/2049 278 308
5.00%, 08/01/2049 1,569 1,743
5.50%, 12/01/2027 41 45
5.50%, 03/01/2038 111 129
5.50%, 05/01/2038 128 148
5.50%, 06/01/2038 173 201
5.50%, 09/01/2038 275 323
5.50%, 11/01/2038 135 154
5.50%, 04/01/2039 141 163
5.50%, 04/01/2040 180 208
6.00%, 04/01/2026 22 25
6.00%, 10/01/2036 116 134
$ 395,057
Government National Mortgage Association (GNMA) - 7.16%
2.50%, 06/20/2027 122 128
2.50%, 12/20/2030 116 121
2.50%, 03/20/2031 188 197
2.50%, 07/20/2043 145 154
2.50%, 12/20/2046 456 483
2.50%, 01/20/2047 152 161
2.50%, 09/01/2050 13,000 13,698
3.00%, 02/15/2027 73 77
3.00%, 08/20/2029 87 91
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 09/20/2029 $ 102 $ 107
3.00%, 07/20/2030 80 84
3.00%, 01/20/2031 87 91
3.00%, 07/20/2032 116 122
3.00%, 09/20/2042 80 85
3.00%, 11/20/2042 593 630
3.00%, 12/20/2042 441 470
3.00%, 01/20/2043 431 458
3.00%, 03/20/2043 94 101
3.00%, 03/20/2043 551 586
3.00%, 03/20/2043 497 532
3.00%, 04/20/2043 689 730
3.00%, 06/20/2043 615 654
3.00%, 08/20/2043 669 711
3.00%, 05/20/2044 246 261
3.00%, 12/15/2044 60 63
3.00%, 12/20/2044 737 781
3.00%, 01/15/2045 92 96
3.00%, 01/15/2045 90 95
3.00%, 02/20/2045 76 81
3.00%, 05/20/2045 500 530
3.00%, 06/20/2045 204 216
3.00%, 07/20/2045 1,442 1,529
3.00%, 08/20/2045 663 703
3.00%, 09/20/2045 285 301
3.00%, 10/20/2045 611 646
3.00%, 12/20/2045 336 355
3.00%, 01/20/2046 154 163
3.00%, 03/20/2046 642 680
3.00%, 04/20/2046 1,466 1,552
3.00%, 05/20/2046 1,059 1,119
3.00%, 06/20/2046 1,035 1,093
3.00%, 07/20/2046 2,351 2,490
3.00%, 08/20/2046 974 1,032
3.00%, 09/20/2046 733 776
3.00%, 10/20/2046 547 578
3.00%, 11/20/2046 1,063 1,124
3.00%, 11/20/2046 783 837
3.00%, 12/15/2046 154 161
3.00%, 12/20/2046 919 972
3.00%, 01/20/2047 711 752
3.00%, 09/20/2047 200 211
3.00%, 11/20/2047 755 797
3.00%, 02/20/2048 645 680
3.00%, 09/01/2050 32,700 34,432
3.50%, 05/20/2042 166 180
3.50%, 06/20/2042 168 182
3.50%, 07/20/2042 662 718
3.50%, 09/20/2042 503 545
3.50%, 10/20/2042 365 395
3.50%, 11/20/2042 316 343
3.50%, 12/20/2042 323 350
3.50%, 01/20/2043 527 571
3.50%, 02/20/2043 832 909
3.50%, 03/20/2043 570 618
3.50%, 04/15/2043 321 341
3.50%, 04/20/2043 388 421
3.50%, 05/20/2043 250 271
3.50%, 07/20/2043 328 355
3.50%, 08/20/2043 831 898
3.50%, 09/20/2043 587 635
3.50%, 10/20/2043 277 299
3.50%, 09/20/2044 260 278
3.50%, 10/20/2044 301 323
3.50%, 11/20/2044 295 315
3.50%, 12/20/2044 304 325
3.50%, 01/20/2045 298 318
3.50%, 02/20/2045 404 431

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
105
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 03/15/2045 $ 112 $ 119
3.50%, 03/20/2045 514 548
3.50%, 04/15/2045 54 57
3.50%, 04/20/2045 411 438
3.50%, 04/20/2045 316 337
3.50%, 05/20/2045 520 555
3.50%, 06/20/2045 78 84
3.50%, 07/20/2045 439 469
3.50%, 08/20/2045 470 501
3.50%, 09/20/2045 456 488
3.50%, 10/20/2045 415 444
3.50%, 11/20/2045 723 771
3.50%, 12/20/2045 525 560
3.50%, 01/20/2046 1,115 1,190
3.50%, 02/20/2046 446 479
3.50%, 03/20/2046 9,392 10,025
3.50%, 04/20/2046 519 555
3.50%, 05/20/2046 576 615
3.50%, 06/20/2046 1,118 1,202
3.50%, 07/20/2046 567 605
3.50%, 08/15/2046 142 150
3.50%, 08/20/2046 2,057 2,200
3.50%, 09/15/2046 96 101
3.50%, 09/20/2046 576 616
3.50%, 10/20/2046 581 621
3.50%, 11/20/2046 521 553
3.50%, 12/20/2046 445 473
3.50%, 02/20/2047 491 523
3.50%, 03/20/2047 1,076 1,147
3.50%, 04/20/2047 2,406 2,565
3.50%, 05/20/2047 503 533
3.50%, 06/20/2047 680 721
3.50%, 07/20/2047 1,700 1,805
3.50%, 08/20/2047 2,004 2,137
3.50%, 09/20/2047 618 660
3.50%, 10/20/2047 811 865
3.50%, 11/20/2047 1,554 1,657
3.50%, 12/20/2047 882 939
3.50%, 01/15/2048 102 107
3.50%, 01/20/2048 983 1,045
3.50%, 04/20/2048 685 727
3.50%, 08/20/2048 600 635
3.50%, 09/15/2048 96 109
4.00%, 11/20/2043 505 554
4.00%, 02/20/2044 205 225
4.00%, 05/15/2044 130 140
4.00%, 05/20/2044 117 128
4.00%, 07/20/2044 34 37
4.00%, 08/20/2044 255 278
4.00%, 09/20/2044 227 248
4.00%, 10/20/2044 838 915
4.00%, 11/15/2044 80 86
4.00%, 11/20/2044 166 182
4.00%, 12/20/2044 300 327
4.00%, 01/20/2045 127 139
4.00%, 03/20/2045 188 205
4.00%, 08/20/2045 264 287
4.00%, 09/15/2045 75 80
4.00%, 09/20/2045 313 340
4.00%, 10/20/2045 385 419
4.00%, 11/20/2045 528 573
4.00%, 12/15/2045 113 122
4.00%, 01/20/2046 619 670
4.00%, 02/20/2046 96 104
4.00%, 04/20/2046 372 403
4.00%, 10/20/2046 106 114
4.00%, 11/20/2046 494 534
4.00%, 01/20/2047 31 33
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 02/20/2047 $ 527 $ 568
4.00%, 03/20/2047 376 405
4.00%, 05/20/2047 128 139
4.00%, 07/20/2047 2,638 2,849
4.00%, 09/20/2047 4,646 4,999
4.00%, 11/20/2047 856 920
4.00%, 12/20/2047 824 886
4.00%, 01/20/2048 555 596
4.00%, 02/20/2048 4,816 5,213
4.00%, 07/20/2048 714 764
4.50%, 03/15/2039 166 184
4.50%, 03/15/2040 229 253
4.50%, 07/15/2040 236 262
4.50%, 02/20/2041 36 40
4.50%, 03/20/2041 28 31
4.50%, 10/20/2043 136 152
4.50%, 11/20/2043 198 221
4.50%, 01/20/2044 247 275
4.50%, 02/20/2044 185 206
4.50%, 05/20/2044 464 516
4.50%, 07/20/2044 123 137
4.50%, 01/20/2045 95 106
4.50%, 04/20/2045 149 166
4.50%, 05/15/2045 148 164
4.50%, 05/20/2045 107 119
4.50%, 09/15/2045 71 77
4.50%, 02/20/2046 182 202
4.50%, 03/20/2046 96 107
4.50%, 04/20/2046 112 124
4.50%, 08/15/2046 91 101
4.50%, 12/20/2046 315 350
4.50%, 03/15/2047 191 211
4.50%, 06/20/2047 262 285
4.50%, 10/15/2047 166 182
4.50%, 02/20/2048 3,282 3,563
4.50%, 03/20/2048 141 153
4.50%, 05/20/2048 1,532 1,661
4.50%, 06/20/2048 444 480
4.50%, 07/20/2048 405 440
4.50%, 08/20/2048 739 798
4.50%, 09/20/2048 546 592
4.50%, 10/20/2048 559 605
4.50%, 11/20/2048 510 550
4.50%, 12/20/2048 440 475
5.00%, 05/15/2033 154 177
5.00%, 07/20/2038 141 160
5.00%, 10/15/2038 207 238
5.00%, 04/20/2039 95 108
5.00%, 10/15/2041 132 147
5.00%, 01/20/2045 163 185
5.00%, 02/20/2046 56 63
5.00%, 12/20/2046 141 160
5.00%, 06/20/2048 2,925 3,180
5.00%, 08/20/2048 77 84
5.00%, 10/20/2048 291 317
5.50%, 03/15/2038 115 127
5.50%, 02/15/2039 64 71
5.50%, 06/15/2040 242 269
5.50%, 07/20/2044 123 142
5.50%, 09/20/2044 165 195
5.50%, 12/20/2048 43 47
$ 170,469
U.S. Treasury - 36.83%
0.13%, 05/31/2022 5,725 5,723
0.13%, 07/31/2022 8,135 8,132
0.25%, 06/30/2025 4,070 4,069
0.38%, 04/30/2025 6,635 6,674
0.38%, 07/31/2027 1,200 1,192

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
106
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.50%, 05/31/2027 $ 555 $ 556
0.50%, 06/30/2027 745 747
0.63%, 05/15/2030 5,210 5,181
1.13%, 09/30/2021 3,585 3,622
1.13%, 02/28/2022 18,700 18,972
1.13%, 02/28/2027 10,410 10,870
1.13%, 05/15/2040 3,945 3,887
1.25%, 10/31/2021 5,830 5,902
1.25%, 07/31/2023 7,125 7,352
1.25%, 08/31/2024 7,495 7,806
1.25%, 05/15/2050 3,655 3,472
1.38%, 01/31/2022 4,630 4,710
1.38%, 06/30/2023 2,745 2,840
1.38%, 08/31/2023 10,210 10,584
1.38%, 09/30/2023 3,375 3,502
1.38%, 08/31/2026 5,900 6,247
1.38%, 08/15/2050 2,580 2,532
1.50%, 09/30/2021 1,450 1,471
1.50%, 10/31/2021 3,950 4,012
1.50%, 11/30/2021 6,450 6,558
1.50%, 01/31/2022 3,800 3,872
1.50%, 08/15/2022 2,200 2,258
1.50%, 09/15/2022 5,465 5,617
1.50%, 02/28/2023 2,090 2,161
1.50%, 03/31/2023 3,520 3,643
1.50%, 09/30/2024 525 552
1.50%, 11/30/2024 6,000 6,324
1.50%, 08/15/2026 5,875 6,261
1.50%, 02/15/2030 3,760 4,051
1.63%, 12/31/2021 3,025 3,084
1.63%, 08/15/2022 953 981
1.63%, 08/31/2022 3,500 3,604
1.63%, 11/15/2022 4,915 5,076
1.63%, 04/30/2023 1,875 1,949
1.63%, 05/31/2023 3,000 3,122
1.63%, 10/31/2023 3,270 3,422
1.63%, 02/15/2026 11,523 12,331
1.63%, 05/15/2026 5,851 6,272
1.63%, 09/30/2026 4,225 4,538
1.63%, 11/30/2026 4,745 5,101
1.63%, 08/15/2029 6,575 7,147
1.75%, 11/30/2021 3,600 3,671
1.75%, 02/28/2022 2,815 2,882
1.75%, 03/31/2022 3,070 3,148
1.75%, 04/30/2022 3,325 3,414
1.75%, 05/15/2022 2,620 2,691
1.75%, 05/31/2022 3,370 3,464
1.75%, 06/15/2022 510 525
1.75%, 06/30/2022 2,730 2,810
1.75%, 09/30/2022 12,360 12,776
1.75%, 01/31/2023 2,110 2,192
1.75%, 05/15/2023 4,000 4,173
1.75%, 07/31/2024 11,385 12,071
1.75%, 11/15/2029 3,475 3,821
1.88%, 11/30/2021 4,660 4,760
1.88%, 01/31/2022 1,670 1,711
1.88%, 02/28/2022 3,370 3,457
1.88%, 03/31/2022 3,750 3,852
1.88%, 04/30/2022 1,160 1,193
1.88%, 05/31/2022 1,580 1,628
1.88%, 07/31/2022 2,850 2,944
1.88%, 08/31/2022 2,655 2,747
1.88%, 09/30/2022 3,210 3,326
1.88%, 10/31/2022 3,955 4,104
1.88%, 08/31/2024 2,065 2,202
1.88%, 06/30/2026 2,675 2,908
1.88%, 07/31/2026 3,700 4,026
2.00%, 10/31/2021 4,750 4,852
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 12/31/2021 $ 3,000 $ 3,074
2.00%, 02/15/2022 4,000 4,107
2.00%, 10/31/2022 6,420 6,678
2.00%, 11/30/2022 3,785 3,943
2.00%, 02/15/2023 4,741 4,956
2.00%, 04/30/2024 1,990 2,121
2.00%, 05/31/2024 4,660 4,974
2.00%, 06/30/2024 1,500 1,603
2.00%, 02/15/2025 8,075 8,706
2.00%, 08/15/2025 4,020 4,362
2.00%, 11/15/2026 2,840 3,117
2.00%, 02/15/2050 6,775 7,670
2.13%, 09/30/2021 4,400 4,493
2.13%, 12/31/2021 2,000 2,052
2.13%, 05/15/2022 1,000 1,034
2.13%, 06/30/2022 2,000 2,072
2.13%, 12/31/2022 4,080 4,268
2.13%, 02/29/2024 5,315 5,675
2.13%, 03/31/2024 4,200 4,491
2.13%, 09/30/2024 7,825 8,433
2.13%, 11/30/2024 5,450 5,888
2.13%, 05/15/2025 6,500 7,068
2.13%, 05/31/2026 3,650 4,017
2.25%, 04/15/2022 3,440 3,557
2.25%, 01/31/2024 4,855 5,198
2.25%, 04/30/2024 3,710 3,989
2.25%, 10/31/2024 8,350 9,055
2.25%, 11/15/2024 10,245 11,117
2.25%, 12/31/2024 4,000 4,348
2.25%, 11/15/2025 7,120 7,838
2.25%, 03/31/2026 4,985 5,512
2.25%, 02/15/2027 5,910 6,596
2.25%, 08/15/2027 6,565 7,363
2.25%, 11/15/2027 2,610 2,935
2.25%, 08/15/2046 3,620 4,266
2.25%, 08/15/2049 6,335 7,538
2.38%, 03/15/2022 3,535 3,656
2.38%, 01/31/2023 2,985 3,146
2.38%, 08/15/2024 8,135 8,830
2.38%, 04/30/2026 2,895 3,224
2.38%, 05/15/2027 6,075 6,847
2.38%, 05/15/2029 8,100 9,312
2.38%, 11/15/2049 2,520 3,079
2.50%, 01/15/2022 3,735 3,855
2.50%, 02/15/2022 3,375 3,490
2.50%, 03/31/2023 2,905 3,082
2.50%, 08/15/2023 5,285 5,650
2.50%, 01/31/2024 3,600 3,885
2.50%, 05/15/2024 3,500 3,799
2.50%, 01/31/2025 2,500 2,749
2.50%, 02/28/2026 2,840 3,177
2.50%, 02/15/2045 3,500 4,297
2.50%, 02/15/2046 815 1,004
2.50%, 05/15/2046 4,080 5,030
2.63%, 12/15/2021 3,185 3,286
2.63%, 02/28/2023 3,030 3,218
2.63%, 06/30/2023 2,000 2,140
2.63%, 12/31/2023 3,435 3,715
2.63%, 12/31/2025 2,160 2,425
2.63%, 01/31/2026 6,790 7,632
2.63%, 02/15/2029 11,500 13,424
2.75%, 09/15/2021 1,310 1,345
2.75%, 04/30/2023 2,875 3,074
2.75%, 05/31/2023 2,900 3,107
2.75%, 07/31/2023 2,818 3,031
2.75%, 08/31/2023 2,875 3,098
2.75%, 11/15/2023 6,380 6,906
2.75%, 02/15/2024 4,600 5,008

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
107
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 02/28/2025 $ 3,500 $ 3,893
2.75%, 08/31/2025 425 477
2.75%, 02/15/2028 4,790 5,573
2.75%, 08/15/2042 2,209 2,823
2.75%, 11/15/2042 3,230 4,123
2.75%, 08/15/2047 5,100 6,614
2.75%, 11/15/2047 4,620 6,001
2.88%, 10/15/2021 3,590 3,699
2.88%, 09/30/2023 2,935 3,180
2.88%, 10/31/2023 1,725 1,873
2.88%, 11/30/2023 3,445 3,747
2.88%, 04/30/2025 3,325 3,730
2.88%, 05/31/2025 2,000 2,248
2.88%, 07/31/2025 2,000 2,255
2.88%, 11/30/2025 1,470 1,667
2.88%, 05/15/2028 6,645 7,817
2.88%, 08/15/2028 7,155 8,446
2.88%, 05/15/2043 1,305 1,699
2.88%, 08/15/2045 3,000 3,933
2.88%, 11/15/2046 4,855 6,407
2.88%, 05/15/2049 3,435 4,600
3.00%, 09/30/2025 540 614
3.00%, 10/31/2025 3,000 3,416
3.00%, 05/15/2042 1,245 1,651
3.00%, 11/15/2044 3,755 5,005
3.00%, 05/15/2045 825 1,102
3.00%, 11/15/2045 2,620 3,512
3.00%, 02/15/2047 3,135 4,235
3.00%, 05/15/2047 3,235 4,375
3.00%, 02/15/2048 2,325 3,158
3.00%, 08/15/2048 5,075 6,916
3.00%, 02/15/2049 4,180 5,716
3.13%, 11/15/2028 7,025 8,460
3.13%, 11/15/2041 2,600 3,503
3.13%, 02/15/2042 1,140 1,539
3.13%, 02/15/2043 2,680 3,621
3.13%, 08/15/2044 3,605 4,895
3.13%, 05/15/2048 3,250 4,516
3.38%, 05/15/2044 3,845 5,414
3.38%, 11/15/2048 6,375 9,273
3.63%, 08/15/2043 2,840 4,133
3.63%, 02/15/2044 1,245 1,815
3.75%, 08/15/2041 2,660 3,895
3.75%, 11/15/2043 2,960 4,387
3.88%, 08/15/2040 2,230 3,294
4.25%, 05/15/2039 2,135 3,269
4.25%, 11/15/2040 1,038 1,608
4.38%, 02/15/2038 495 761
4.38%, 05/15/2040 389 609
4.38%, 05/15/2041 1,610 2,542
4.50%, 02/15/2036 1,550 2,345
4.50%, 05/15/2038 1,000 1,561
4.50%, 08/15/2039 2,945 4,646
4.63%, 02/15/2040 925 1,487
4.75%, 02/15/2041 2,589 4,262
5.25%, 11/15/2028 409 563
5.25%, 02/15/2029 795 1,103
5.38%, 02/15/2031 2,620 3,866
6.00%, 02/15/2026 2,000 2,614
6.13%, 11/15/2027 1,260 1,767
6.25%, 05/15/2030 2,000 3,057
6.38%, 08/15/2027 1,540 2,165
6.50%, 11/15/2026 1,000 1,376
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.63%, 02/15/2027 $ 795 $ 1,110
$ 876,923
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,523,792
Total Investments $ 2,548,942
Other Assets and Liabilities -  (7.06)% (168,000)
TOTAL NET ASSETS - 100.00% $ 2,380,942
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,668 or
0.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,335 or 0.60% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 41.45%
Mortgage Securities 28.83%
Financial 8.80%
Money Market Funds 7.36%
Consumer, Non-cyclical 5.22%
Communications 2.90%
Energy 2.49%
Utilities 2.35%
Industrial 2.23%
Technology 2.05%
Consumer, Cyclical 1.47%
Basic Materials 0.73%
Revenue Bonds 0.37%
Asset Backed Securities 0.31%
General Obligation Unlimited 0.24%
Investment Companies 0.20%
Insured 0.03%
General Obligation Limited 0.03%
Other Assets and Liabilities
(7.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Bond Market Index Fund
August 31, 2020
See accompanying notes.
108
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 74,643 $ 1,256,873 $ 1,160,842 $ 170,674
$ 74,643 $ 1,256,873 $ 1,160,842 $ 170,674
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 937 $ — $ — $ —
$ 937 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
109
INVESTMENT COMPANIES - 2.40% Shares Held Value (000's)
Exchange-Traded Funds - 0.21%
Invesco S&P Global Water Index ETF
(a)
26,902 $ 1,100
SPDR S&P Global Natural Resources ETF 144,450 5,696
$ 6,796
Money Market Funds - 2.19%
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
69,408,153 69,408
TOTAL INVESTMENT COMPANIES $ 76,204
COMMON STOCKS - 50.32% Shares Held Value (000's)
Advertising - 0.02%
Clear Channel Outdoor Holdings Inc
(c)
596,711 $ 698
Agriculture - 0.92%
Archer-Daniels-Midland Co 384,136 17,194
Bunge Ltd 266,199 12,144
$ 29,338
Automobile Parts & Equipment - 0.03%
Georg Fischer AG 1,063 1,058
Biotechnology - 0.08%
Advanz Pharma Corp Ltd
(c),(f)
15,259 51
Corteva Inc 88,252 2,520
$ 2,571
Building Materials - 0.73%
American Woodmark Corp
(c)
9,101 796
Builders FirstSource Inc
(c)
37,752 1,156
Fortune Brands Home & Security Inc 12,216 1,027
Geberit AG 5,596 3,221
Louisiana-Pacific Corp 276,983 9,124
Norbord Inc 182,827 6,252
Pinnacle Renewable Energy Inc 84,404 423
UFP Industries Inc 21,982 1,305
$ 23,304
Chemicals - 1.88%
Air Liquide SA 48,933 8,114
CF Industries Holdings Inc 254,744 8,312
FMC Corp 95,986 10,257
ICL Group Ltd 696,100 2,586
Ingevity Corp
(c)
12,731 715
K+S AG
(a)
379,013 2,643
Lenzing AG
(c)
2,999 155
Mosaic Co/The 573,979 10,464
Nutrien Ltd 70,900 2,626
OCI NV
(c)
213,292 2,891
Olin Corp 41,342 465
Sociedad Quimica y Minera de Chile SA ADR 98,887 3,101
Yara International ASA 175,285 7,344
$ 59,673
Commercial Services - 1.50%
ALEATICA SAB de CV 7,085,204 6,119
Atlantia SpA
(c)
654,331 10,389
Atlas Arteria Ltd 1,603,052 7,691
Cengage Learning Holdings II Inc
(c)
2,772 10
Sembcorp Industries Ltd 217,100 298
Transurban Group 2,350,164 23,246
$ 47,753
Consumer Products - 0.13%
Avery Dennison Corp 21,780 2,513
Kimberly-Clark Corp 10,828 1,708
$ 4,221
Cosmetics & Personal Care - 0.10%
Essity AB
(c)
42,675 1,469
Kao Corp 5,300 404
Unicharm Corp 30,600 1,333
$ 3,206
Electric - 8.38%
ACEA SpA 10,665 219
Algonquin Power & Utilities Corp 125,000 1,733
American Electric Power Co Inc 172,599 13,606
AusNet Services 10,060,489 13,494
Brookfield Renewable Corp 268,174 13,655
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
China Longyuan Power Group Corp Ltd 2,532,000 $ 1,596
Clearway Energy Inc - Class C 558,425 14,246
CLP Holdings Ltd 578,500 5,680
CMS Energy Corp 72,560 4,389
Dominion Energy Inc 52,182 4,093
DTE Energy Co 26,131 3,101
Duke Energy Corp 116,109 9,328
Edison International 136,778 7,178
EDP - Energias de Portugal SA 2,374,517 12,071
Emera Inc 265,411 10,835
Hera SpA 188,249 719
Hydro One Ltd
(g)
215,060 4,452
Iberdrola SA 693,815 8,754
Infraestructura Energetica Nova SAB de CV 1,952,426 5,676
NextEra Energy Inc 70,932 19,802
Orsted A/S
(g)
29,286 4,146
PPL Corp 107,959 2,983
Public Service Enterprise Group Inc 144,951 7,572
Red Electrica Corp SA 906,632 17,351
Sempra Energy 144,982 17,927
Southern Co/The 209,724 10,944
Spark Infrastructure Group 9,356,339 15,363
SSE PLC 683,913 11,527
Terna Rete Elettrica Nazionale SpA 2,089,730 15,118
Transmissora Alianca de Energia Eletrica SA 1,681,600 8,677
$ 266,235
Electronics - 0.21%
Badger Meter Inc 7,540 465
Halma PLC 97,839 2,901
Itron Inc
(c)
41,131 2,450
Watts Water Technologies Inc 7,149 685
$ 6,501
Energy - Alternate Sources - 0.98%
First Solar Inc
(c)
61,498 4,710
NEL ASA
(c)
621,007 1,511
NextEra Energy Partners LP
(a)
301,662 18,196
Vestas Wind Systems A/S 43,624 6,596
$ 31,013
Engineering & Construction - 2.23%
Aegion Corp
(c)
7,337 119
Aena SME SA
(c),(g)
96,799 14,451
Aeroports de Paris 25,233 2,634
Auckland International Airport Ltd 1,715,327 7,634
Enav SpA
(g)
2,174,295 9,148
Flughafen Zurich AG
(c)
52,088 7,849
Fomento de Construcciones y Contratas SA 12,112 119
Grupo Aeroportuario del Pacifico SAB de CV 465,600 3,621
Sacyr SA 624,507 1,420
Sydney Airport 3,962,335 16,648
Vinci SA 78,361 7,342
$ 70,985
Environmental Control - 0.55%
Casella Waste Systems Inc
(c)
129,930 7,295
China Water Affairs Group Ltd 202,000 166
Clean Harbors Inc
(c)
46,652 2,850
Covanta Holding Corp 260,588 2,460
Energy Recovery Inc
(c)
8,564 73
Evoqua Water Technologies Corp
(c)
18,661 382
Kurita Water Industries Ltd 27,700 867
METAWATER Co Ltd 2,800 118
Pentair PLC 43,523 1,965
Tetra Tech Inc 13,020 1,202
$ 17,378
Food - 0.16%
Ingredion Inc 28,616 2,302
Wilmar International Ltd 856,000 2,739
$ 5,041

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
110
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 1.99%
Acadian Timber Corp 115,817 $ 1,475
BillerudKorsnas AB 57,387 967
Canfor Corp
(c)
315,522 4,115
Clearwater Paper Corp
(c)
15,826 533
Domtar Corp 26,295 750
Empresas CMPC SA 471,739 980
Holmen AB 52,982 1,890
Interfor Corp
(c)
321,508 4,215
International Paper Co 116,064 4,209
Mercer International Inc 67,785 568
Mondi PLC 212,046 4,173
Nine Dragons Paper Holdings Ltd 3,596,000 3,984
Oji Holdings Corp 775,100 3,502
Sappi Ltd
(c)
301,883 397
Smurfit Kappa Group PLC 124,243 4,399
Stora Enso Oyj 424,920 6,266
Sumitomo Forestry Co Ltd 103,800 1,657
Suzano SA
(c)
232,500 2,143
Svenska Cellulosa AB SCA
(c)
405,949 5,242
UPM- Kymmene Oyj 146,052 4,433
West Fraser Timber Co Ltd 101,574 5,447
Western Forest Products Inc 1,928,967 1,745
$ 63,090
Gas - 1.92%
Atmos Energy Corp 30,066 3,001
Enagas SA 361,352 8,849
Italgas SpA 1,060,804 6,832
National Grid PLC 1,372,138 15,368
NiSource Inc 191,219 4,237
Snam SpA 3,580,937 18,339
Southwest Gas Holdings Inc 68,758 4,323
$ 60,949
Hand & Machine Tools - 0.02%
Franklin Electric Co Inc 9,965 592
Healthcare - Products - 0.15%
Danaher Corp 16,351 3,376
Hengan International Group Co Ltd 170,095 1,339
$ 4,715
Healthcare - Services - 0.00%
Millennium Health LLC
(c),(f),(h),( i )
20,580 23
Millennium Health LLC
(c),(f),(h),( i )
19,318 19
$ 42
Home Builders - 0.24%
DR Horton Inc 23,277 1,661
Lennar Corp - A Shares 20,646 1,545
PulteGroup Inc 38,051 1,697
Toll Brothers Inc 38,925 1,643
TRI Pointe Group Inc
(c)
63,323 1,069
$ 7,615
Internet - 0.00%
Catalina Marketing Corp
(c),(h),( i )
3,965 —
Iron & Steel - 1.21%
ArcelorMittal SA
(c)
742,805 9,357
Evraz PLC 690,130 2,953
Fortescue Metals Group Ltd 261,212 3,339
JFE Holdings Inc 327,600 2,478
Nippon Steel Corp 261,500 2,574
Novolipetsk Steel PJSC 125,397 2,613
Nucor Corp 57,033 2,593
POSCO 16,491 2,553
Steel Dynamics Inc 155,337 4,585
thyssenkrupp AG
(c)
357,278 2,573
Vale SA ADR 246,941 2,716
$ 38,334
Lodging - 0.11%
City Developments Ltd 598,300 3,526
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.38%
ANDRITZ AG 40,185 $ 1,344
Gorman-Rupp Co/The 4,535 145
Husqvarna AB 116,151 1,265
IDEX Corp 15,716 2,832
Kadant Inc 6,666 776
Lindsay Corp 2,805 280
Mueller Water Products Inc - Class A 40,811 441
Organo Corp 1,600 85
Valmet Oyj 46,224 1,265
Xylem Inc /NY 46,628 3,739
$ 12,172
Media - 0.08%
Cumulus Media Inc
(c)
61,334 305
iHeartMedia Inc
(a),(c)
253,758 2,340
$ 2,645
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc 13,431 745
Reliance Worldwide Corp Ltd 204,581 576
Rexnord Corp 31,578 914
$ 2,235
Mining - 4.54%
Agnico Eagle Mines Ltd 37,800 3,117
Alamos Gold Inc 306,125 3,202
Anglo American PLC 784,215 19,272
Antofagasta PLC 222,443 3,189
Barrick Gold Corp 555,910 16,468
BHP Group Ltd 104,817 2,894
Coeur Mining Inc
(c)
363,353 3,074
First Quantum Minerals Ltd 315,307 3,121
Franco-Nevada Corp 17,200 2,587
Freeport-McMoRan Inc 1,164,963 18,185
Glencore PLC
(c)
1,300,451 3,198
Kinross Gold Corp
(c)
1,118,623 9,931
Kirkland Lake Gold Ltd 62,800 3,346
Korea Zinc Co Ltd 7,896 2,645
Lundin Mining Corp 949,371 5,947
MMC Norilsk Nickel PJSC ADR 76,929 2,007
Newcrest Mining Ltd 118,732 2,796
Newmont Corp 221,080 14,874
Norsk Hydro ASA
(c)
949,166 3,027
Rio Tinto Ltd 38,877 2,798
South32 Ltd 1,900,727 2,938
Southern Copper Corp 148,724 7,154
Sumitomo Metal Mining Co Ltd 86,500 2,639
Teck Resources Ltd 254,700 2,937
Wheaton Precious Metals Corp 56,100 2,996
$ 144,342
Miscellaneous Manufacturers - 0.09%
Aalberts NV 24,910 938
Alfa Laval AB
(c)
77,585 1,896
$ 2,834
Oil & Gas - 4.55%
BP PLC 637,223 2,223
Cabot Oil & Gas Corp 120,212 2,280
Canadian Natural Resources Ltd 132,300 2,609
Chevron Corp 26,285 2,206
CNOOC Ltd 2,163,000 2,451
Comstock Resources Inc
(c)
388,945 2,240
Concho Resources Inc 155,932 8,105
ConocoPhillips 396,533 15,025
Ecopetrol SA ADR 231,258 2,634
Empresas COPEC SA 151,337 1,110
Eni SpA 266,569 2,477
EOG Resources Inc 47,268 2,143
EQT Corp 223,724 3,551
Equinor ASA 966,839 15,645
Exxon Mobil Corp 52,999 2,117
Fieldwood Energy Inc
(c)
2,556 —
Fieldwood Energy LLC
(c),(f),( i )
12,648 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
111
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Gazprom PJSC ADR 433,946 $ 2,114
Hess Corp 182,625 8,408
Imperial Oil Ltd
(a)
154,800 2,553
LUKOIL PJSC ADR 32,459 2,216
Marathon Petroleum Corp 314,336 11,147
Neste Oyj 59,658 3,194
Novatek PJSC 16,658 2,487
Occidental Petroleum Corp 185,962 2,369
Petroleo Brasileiro SA ADR 315,560 2,578
Petroleo Brasileiro SA ADR 980,430 7,853
Phillips 66 30,798 1,801
Pioneer Natural Resources Co 124,512 12,940
Repsol SA 258,791 2,044
Rosneft Oil Co PJSC 463,036 2,370
Royal Dutch Shell PLC - A Shares 154,720 2,277
Suncor Energy Inc 140,500 2,255
Tatneft PJSC ADR 53,529 2,402
TOTAL SE 64,432 2,556
Transocean Ltd
(a),(c)
54,446 66
Valero Energy Corp 36,169 1,902
Vantage Drilling International
(c)
4,456 27
Woodside Petroleum Ltd 160,113 2,308
$ 144,683
Oil & Gas Services - 0.19%
Halliburton Co 204,958 3,316
Schlumberger NV 130,382 2,479
Select Energy Services Inc
(c)
14,988 71
$ 5,866
Packaging & Containers - 0.85%
Amcor PLC 236,058 2,611
Ball Corp 79,824 6,415
DS Smith PLC 693,901 2,387
Graphic Packaging Holding Co 70,500 986
Greif Inc - Class A 9,311 343
Klabin SA 200,400 942
Lee & Man Paper Manufacturing Ltd 816,000 488
Packaging Corp of America 39,096 3,958
Sealed Air Corp 75,084 2,951
SIG Combibloc Group AG
(c)
40,920 803
Sonoco Products Co 19,368 1,027
Westrock Co 139,708 4,237
$ 27,148
Pipelines - 2.83%
APA Group 1,113,400 8,542
Cheniere Energy Inc
(c)
342,484 17,826
Enbridge Inc 537,761 17,205
Enterprise Products Partners LP 131,229 2,304
Gibson Energy Inc 483,177 8,798
Kinder Morgan Inc 416,013 5,749
Magellan Midstream Partners LP 50,652 1,925
Pembina Pipeline Corp 65,922 1,633
TC Energy Corp 336,088 15,715
Williams Cos Inc /The 497,588 10,330
$ 90,027
Real Estate - 1.27%
Entra ASA
(g)
312,089 4,260
Fabege AB 312,275 3,813
Mitsubishi Estate Co Ltd 469,300 7,344
Mitsui Fudosan Co Ltd 128,470 2,324
New World Development Co Ltd 984,060 5,103
Sun Hung Kai Properties Ltd 135,100 1,813
Vonovia SE 193,413 13,842
Zhongliang Holdings Group Co Ltd 2,886,100 1,860
$ 40,359
REITs - 9.72%
Alexandria Real Estate Equities Inc 74,108 12,478
Allied Properties Real Estate Investment Trust 100,600 2,838
American Homes 4 Rent 160,511 4,597
American Tower Corp 22,632 5,639
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Americold Realty Trust 109,343 $ 4,193
Ascendas Real Estate Investment Trust 1,473,500 3,590
AvalonBay Communities Inc 58,966 9,320
Boston Properties Inc 16,807 1,460
CatchMark Timber Trust Inc 194,466 1,931
CFE Capital S de RL de CV 5,527,451 6,232
Cousins Properties Inc 148,093 4,421
Crown Castle International Corp 45,375 7,407
CubeSmart 99,232 3,138
Daiwa Office Investment Corp 716 4,148
Dexus 708,077 4,604
Equinix Inc 15,091 11,919
Essential Properties Realty Trust Inc 241,154 4,092
Essex Property Trust Inc 46,228 10,009
Federal Realty Investment Trust 34,400 2,726
Frasers Logistics & Commercial Trust 2,689,251 2,644
Gecina SA 35,413 4,869
Goodman Group 1,111,492 14,963
Inmobiliaria Colonial Socimi SA 823,442 7,253
InterRent Real Estate Investment Trust 270,860 2,585
Invitation Homes Inc 404,918 11,593
Japan Retail Fund Investment Corp 1,446 2,176
Kilroy Realty Corp 48,191 2,820
Klepierre SA 77,400 1,274
Link REIT 980,770 7,802
MCUBS MidCity Investment Corp 4,981 3,850
Minto Apartment Real Estate Investment Trust 344,042 4,613
Nippon Prologis REIT Inc
(c)
2,467 8,080
Park Hotels & Resorts Inc 327,500 3,108
Physicians Realty Trust 129,448 2,350
PotlatchDeltic Corp 127,027 5,848
Prologis Inc 189,893 19,343
Rayonier Inc 284,633 8,334
Regency Centers Corp 104,952 4,168
Rexford Industrial Realty Inc 272,113 13,056
Segro PLC 686,071 8,723
STORE Capital Corp 454,120 12,279
Summit Industrial Income REIT 316,247 2,878
Sun Communities Inc 41,900 6,246
Sunstone Hotel Investors Inc 212,480 1,770
UNITE Group PLC/The 337,880 4,354
United Urban Investment Corp 2,813 3,127
VICI Properties Inc 162,618 3,633
Vicinity Centres 810,816 865
Warehouses De Pauw CVA 99,000 3,501
Welltower Inc 244,912 14,087
Weyerhaeuser Co 395,290 11,981
$ 308,915
Retail - 0.02%
Gymboree Corp/The
(c),(h),( i )
17,842 9
Gymboree Holding Corp
(c),(h),( i )
48,577 24
Home Depot Inc /The 2,021 576
$ 609
Software - 0.02%
Avaya Holdings Corp
(c)
40,023 621
Storage & Warehousing - 0.11%
Safestore Holdings PLC 341,743 3,578
Telecommunications - 0.04%
Eutelsat Communications SA 95,902 961
Windstream Holding Stock
(c),( i )
243,644 244
$ 1,205
Transportation - 0.21%
American Commercial Lines Inc
(c)
573 22
American Commercial Lines Inc - Warrants
(c)
603 22
East Japan Railway Co 74,700 4,863
West Japan Railway Co 31,400 1,651
$ 6,558

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
112
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 1.81%
Aguas Andinas SA 24,302,934 $ 7,283
American States Water Co 8,788 669
American Water Works Co Inc 37,855 5,350
Beijing Enterprises Water Group Ltd
(c)
1,432,000 563
California Water Service Group 11,483 521
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
81,494 709
Essential Utilities Inc 51,470 2,188
Guangdong Investment Ltd 686,000 1,070
Middlesex Water Co 4,160 267
Pennon Group PLC 100,381 1,341
Severn Trent PLC 470,489 14,592
SJW Group 6,178 386
Suez SA 101,077 1,746
United Utilities Group PLC 1,627,257 17,880
Veolia Environnement SA 116,983 2,822
York Water Co/The 3,099 141
$ 57,528
TOTAL COMMON STOCKS $ 1,599,163
PREFERRED STOCKS - 0.19% Shares Held Value (000's)
Electric - 0.18%
Cia de Transmissao de Energia Eletrica Paulista
0.15%
1,500,500 $ 5,880
Transportation - 0.01%
American Commercial Lines Inc Preferred A
0.00%
(c)
2,133 54
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(c)
2,243 57
American Commercial Lines Inc Preferred B
0.00%
(c)
2,428 77
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(c)
1,706 54
$ 242
TOTAL PREFERRED STOCKS $ 6,122
BONDS - 13.07%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.14%
BBCMS 2018-TALL Mortgage Trust
0.88%, 03/15/2037
(g)
$ 11,000 $ 10,594
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.12%, 11/25/2034
(g)
12,670 12,324
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.20%, 08/15/2052
(j),(k)
94,735 6,428
2.26%, 08/15/2052 2,515 2,563
Benchmark 2019-B15 Mortgage Trust
0.95%, 12/15/2072
(j),(k)
16,088 956
2.00%, 12/15/2072 2,888 2,933
BF 2019-NYT Mortgage Trust
1.36%, 12/15/2035
(g)
6,950 6,937
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.14%, 08/15/2036
(g)
8,000 7,660
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
0.91%, 11/15/2035
(g)
2,841 2,831
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
1.08%, 10/15/2036
(g)
2,069 2,067
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
0.96%, 12/15/2036
(g)
8,992 8,961
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
1.25%, 09/15/2037
(g)
5,762 5,261
1.00 x 1 Month USD LIBOR + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2019-CALM
1.04%, 11/15/2032
(g)
$ 2,500 $ 2,478
1.00 x 1 Month USD LIBOR + 0.88%
CAMB Commercial Mortgage Trust 2019-LIFE
1.23%, 12/15/2037
(g)
4,562 4,559
1.00 x 1 Month USD LIBOR + 1.07%
CGDB Commercial Mortgage Trust 2019-MOB
1.11%, 11/15/2036
(g)
6,500 6,435
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(j),(k)
80,550 5,939
1.95%, 08/10/2056 1,268 1,286
Citigroup Commercial Mortgage Trust
2020-GC46
1.11%, 02/15/2053
(j),(k)
6,244 465
COMM 2018-HCLV Mortgage Trust
1.16%, 09/15/2033
(g)
10,120 9,765
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
1.04%, 12/15/2031
(g)
6,100 6,052
1.00 x 1 Month USD LIBOR + 0.88%
DBCG 2017-BBG Mortgage Trust
0.86%, 06/15/2034
(g)
3,840 3,797
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.10%, 05/25/2026
(j),(k)
73,673 3,578
1.44%, 07/25/2026
(j),(k)
12,097 777
GS Mortgage Securities Corp Trust 2019-SMP
1.31%, 08/15/2032
(g)
4,000 3,855
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.06%, 06/15/2036
(g)
3,000 2,966
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.16%, 09/15/2029
(g)
5,000 4,876
1.00 x 1 Month USD LIBOR + 1.00%
Merit 2020-Hill
1.31%, 08/15/2037
(g)
4,250 4,253
1.00 x 1 Month USD LIBOR + 1.15%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 979 1,013
$ 131,609
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 492 509
4.50%, 07/01/2040
(a)
537 559
$ 1,068
Federal & Federally Sponsored Credit - 1.99%
Federal Farm Credit Banks Funding Corp
0.17%, 06/28/2021
(l)
3,800 3,800
1 Month USD LIBOR + 0.01%
0.19%, 12/27/2021
(l)
11,000 11,010
1 Month USD LIBOR + 0.02%
0.25%, 12/13/2021 2,100 2,101
1 Month USD LIBOR + 0.09%
0.28%, 05/27/2022
(l)
12,000 12,006
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.29%, 11/05/2021
(l)
15,000 15,022
1 Month USD LIBOR + 0.13%
0.39%, 01/18/2022
(l)
1,500 1,504
1 Month USD LIBOR + 0.24%
0.95%, 04/08/2022
(l)
17,700 17,714
$ 63,157

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 5.34%
Fannie Mae
0.18%, 03/04/2022
(l)
$ 17,000 $ 16,980
United States Secured Overnight Financing
Rate + 0.22%
0.25%, 05/13/2022
(l)
7,000 7,011
United States Secured Overnight Financing
Rate + 0.18%
0.30%, 05/06/2022
(l)
14,000 14,002
United States Secured Overnight Financing
Rate + 0.23%
0.39%, 10/22/2021 1,000 1,002
United States Secured Overnight Financing
Rate + 0.32%
0.42%, 04/07/2022
(l),(m)
40,000 40,097
United States Secured Overnight Financing
Rate + 0.35%
0.46%, 04/15/2022
(l)
10,000 10,035
United States Secured Overnight Financing
Rate + 0.39%
Federal Home Loan Bank Discount Notes
0.07%, 09/02/2020
(n)
4,100 4,100
Federal Home Loan Banks
0.15%, 04/05/2021
(l)
7,500 7,501
1 Month USD LIBOR + (0.01)%
0.15%, 05/03/2021
(l)
20,500 20,504
1 Month USD LIBOR + (0.01)%
0.16%, 10/15/2021
(l)
14,000 13,991
1 Month USD LIBOR + 0.00%
Freddie Mac
0.21%, 12/09/2021
(l)
6,000 6,005
United States Secured Overnight Financing
Rate + 0.15%
0.22%, 03/04/2022 2,000 2,002
United States Secured Overnight Financing
Rate + 0.15%
0.26%, 06/02/2022
(l)
15,000 15,023
United States Secured Overnight Financing
Rate + 0.19%
0.39%, 09/23/2021
(l)
10,000 10,026
United States Secured Overnight Financing
Rate + 0.32%
3.08%, 11/09/2021
(l)
1,500 1,508
$ 169,787
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 1.56%
Colombia Government International Bond
3.00%, 01/30/2030 675 695
Italy Buoni Poliennali Del Tesoro
0.40%, 05/15/2030
(g)
EUR 1,078 1,269
1.30%, 05/15/2028
(g)
2,929 3,714
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 624,332 5,920
0.10%, 03/10/2029 1,661,266 15,782
Mexico Government International Bond
3.25%, 04/16/2030 $ 620 643
4.50%, 04/22/2029 290 327
New Zealand Government Bond
1.75%, 05/15/2041 NZD 1,175 852
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 8,490 6,453
2.50%, 09/20/2035 3,057 2,996
2.50%, 09/20/2040 918 951
3.00%, 09/20/2030 1,053 962
Spain Government Bond
0.50%, 04/30/2030
(g)
EUR 4,620 5,596
1.00%, 10/31/2050
(g)
655 735
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
United Kingdom Gilt
1.75%, 01/22/2049 GBP 1,705 $ 2,772
$ 49,667
TOTAL BONDS $ 415,289
COMMODITY INDEXED STRUCTURED
NOTES - 0.68%
Principal
Amount (000's) Value (000's)
Banks - 0.68%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.09%, 04/26/2021
(g),(k)
$ 16,700 $ 21,607
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 21,607
SENIOR FLOATING RATE INTERESTS
- 15.09%
Principal
Amount (000's) Value (000's)
Advertising - 0.31%
Advantage Sales & Marketing Inc
4.25%, 07/23/2021
(o)
$ 1,256 $ 1,193
3 Month USD LIBOR + 3.25%
4.25%, 07/23/2021
(o)
427 405
3 Month USD LIBOR + 3.25%
Affinion Group Inc
5.00%, PIK 1.75%, 04/10/2024
(o),(p)
604 414
1 Month USD LIBOR + 4.00%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(o),(p)
257 56
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(o)
170 102
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.76%, 08/07/2026
(o)
5,826 5,282
1 Month USD LIBOR + 3.50%
Outfront Media Capital LLC
1.91%, 11/18/2026
(o)
1,157 1,117
1 Month USD LIBOR + 1.75%
Red Ventures LLC
2.66%, 11/08/2024
(o)
628 601
1 Month USD LIBOR + 2.50%
Terrier Media Buyer Inc
4.41%, 12/17/2026
(o)
649 635
1 Month USD LIBOR + 4.25%
$ 9,805
Aerospace & Defense - 0.28%
Dynasty Acquisition Co Inc
3.81%, 04/06/2026
(o)
1,141 1,007
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
7.75%, 11/28/2023
(o)
2,584 2,445
1 Month USD LIBOR + 6.75%
11.75%, 04/28/2024
(o)
1,174 879
3 Month USD LIBOR + 9.00%
Standard Aero Ltd
3.81%, 04/06/2026
(o)
613 542
1 Month USD LIBOR + 3.50%
TransDigm Inc
2.41%, 05/30/2025
(o)
978 926
1 Month USD LIBOR + 2.25%
2.41%, 12/24/2025
(o)
3,203 3,033
1 Month USD LIBOR + 2.25%
$ 8,832
Airlines - 0.16%
Allegiant Travel Co
3.25%, 02/05/2024
(o)
591 547
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.16%, 04/28/2023
(o)
392 309
3 Month USD LIBOR + 2.00%
2.16%, 12/14/2023
(o)
910 708
3 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
114
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines Inc
5.75%, 04/27/2023
(o)
$ 593 $ 591
1 Month USD LIBOR + 4.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(o)
3,686 3,053
3 Month USD LIBOR + 3.00%
$ 5,208
Apparel - 0.03%
Champ Acquisition Corp
6.57%, 12/17/2025
(o)
970 929
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0.13%
Clarios Global LP
3.64%, 04/30/2026
(o)
4,367 4,276
3 Month USD LIBOR + 3.50%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
2.19%, 10/23/2025
(o)
1,400 1,377
3 Month USD LIBOR + 2.00%
Biotechnology - 0.20%
Concordia International Corp
6.57%, 09/06/2024
(o)
6,506 6,205
1 Week USD LIBOR + 5.50%
RPI Intermediate Finance Trust
1.91%, 02/05/2027
(o)
198 197
1 Month USD LIBOR + 1.75%
$ 6,402
Building Materials - 0.10%
Quikrete Holdings Inc
2.64%, 02/01/2027
(o)
3,293 3,205
1 Month USD LIBOR + 2.50%
Casino Hotels - 0.03%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
921 821
1 Month USD LIBOR + 2.50%
Chemicals - 0.11%
ASP Unifrax Holdings Inc
4.82%, 12/12/2025
(o)
1,578 1,350
3 Month USD LIBOR + 3.75%
Illuminate Buyer LLC
4.31%, 06/16/2027
(o)
750 745
1 Month USD LIBOR + 4.00%
INEOS US Finance LLC
2.21%, 03/31/2024
(o)
234 228
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.91%, 02/04/2027
(o)
1,215 1,200
1 Month USD LIBOR + 3.75%
Tronox Finance LLC
3.22%, 09/13/2024
(o)
33 32
3 Month USD LIBOR + 3.00%
$ 3,555
Coal - 0.01%
Peabody Energy Corp
2.91%, 03/31/2025
(o)
949 331
3 Month USD LIBOR + 2.75%
Commercial Services - 0.73%
Belron Finance
2.77%, 10/25/2026
(o)
995 978
1 Month USD LIBOR + 2.50%
Fly Funding
1.99%, 08/09/2025
(o)
1,414 1,269
3 Month USD LIBOR + 1.75%
Garda World Security
4.93%, 10/23/2026
(o)
606 603
1 Month USD LIBOR + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
HGIM Corp
7.00%, 07/02/2023
(o)
$ 1,282 $ 601
3 Month USD LIBOR + 6.00%
North American Lifting Holdings Inc
0.00%, 11/27/2020
(c),(o)
540 361
3 Month USD LIBOR + 4.50%
10.00%, 02/24/2021
(o)
55 53
1 Month USD LIBOR + 9.00%
PAREXEL International Corp
2.89%, 09/27/2024
(o)
2,870 2,770
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
4,135 4,096
1 Month USD LIBOR + 3.25%
Sabert Corp
5.50%, 11/26/2026
(o)
995 984
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
2.13%, 02/22/2024
(o)
951 882
3 Month USD LIBOR + 2.00%
Syniverse Holdings Inc
6.00%, 02/09/2023
(o)
2,794 2,184
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(o)
2,350 1,238
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(o)
2,180 1,810
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.91%, 11/13/2026
(o)
740 722
1 Month USD LIBOR + 1.75%
Verscend Holding Corp
4.66%, 08/08/2025
(o)
2,003 1,986
3 Month USD LIBOR + 4.50%
Wand NewCo 3 Inc
4.07%, 02/05/2026
(o)
1,991 1,913
1 Month USD LIBOR + 3.00%
WEX Inc
2.41%, 05/14/2026
(o)
709 684
3 Month USD LIBOR + 2.25%
$ 23,134
Computers - 0.47%
Dell International LLC
2.75%, 09/12/2025
(o)
1,667 1,655
1 Month USD LIBOR + 2.00%
iQor US Inc
0.00%, 04/01/2021
(c),(o)
916 589
3 Month USD LIBOR + 5.00%
11.95%, 09/09/2020
(o)
87 81
1 Month USD LIBOR + 10.00%
McAfee LLC
3.92%, 09/30/2024
(o)
6,819 6,748
3 Month USD LIBOR + 3.75%
9.50%, 09/29/2025
(o)
656 661
3 Month USD LIBOR + 8.50%
NCR Corp
2.66%, 08/07/2026
(o)
993 961
1 Month USD LIBOR + 2.50%
NeuStar Inc
4.57%, 08/08/2024
(o)
712 666
3 Month USD LIBOR + 3.50%
Perforce Software Inc
3.91%, 07/01/2026
(o)
993 964
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
4.77%, 11/02/2026
(o)
1,933 1,891
1 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
115
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Western Digital Corp
1.91%, 04/29/2023
(o)
$ 604 $ 599
1 Month USD LIBOR + 1.75%
$ 14,815
Consumer Products - 0.13%
KIK Custom Products Inc
5.00%, 05/15/2023
(o)
4,026 3,985
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.10%
Coty Inc
1.91%, 04/05/2023
(o)
2,320 2,086
1 Month USD LIBOR + 1.50%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(o)
3,765 951
1 Month USD LIBOR + 3.50%
$ 3,037
Distribution & Wholesale - 0.10%
Core & Main LP
3.75%, 08/01/2024
(o)
1,458 1,424
3 Month USD LIBOR + 3.00%
IAA Inc
2.44%, 06 /28/2026
(o)
209 206
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
2.44%, 09/11/2026
(o)
278 269
1 Month USD LIBOR + 2.25%
Univar Solutions USA Inc /Washington
2.41%, 07/01/2024
(o)
1,138 1,114
3 Month USD LIBOR + 2.25%
$ 3,013
Diversified Financial Services - 0.05%
Avolon TLB Borrower 1 US LLC
2.25%, 02/05/2027
(o)
407 383
1 Month USD LIBOR + 1.50%
2.50%, 01/15/2025
(o)
942 907
3 Month USD LIBOR + 1.75%
Walter Invest ( Ditech )
0.00%, 06/30/2022
(c),(o)
1,225 269
3 Month USD LIBOR + 7.00%
$ 1,559
Electric - 0.17%
Calpine Corp
2.16%, 08/12/2026
(o)
1,935 1,877
1 Month USD LIBOR + 2.00%
2.41%, 01/15/2024
(o)
826 808
1 Month USD LIBOR + 2.25%
Exgen Renewables IV LLC
4.00%, 11/28/2024
(o)
881 873
3 Month USD LIBOR + 3.00%
PG&E Corp
5.50%, 06/18/2025
(o)
1,000 983
1 Month USD LIBOR + 4.50%
Vistra Operations Co LLC
1.91%, 12/31/2025
(o)
1,031 1,013
1 Month USD LIBOR + 1.75%
$ 5,554
Electronics - 0.03%
Tech Data Corp
3.63%, 06/26/2025
(o)
325 325
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
2.66%, 09/13/2024
(o)
658 644
3 Month USD LIBOR + 2.50%
$ 969
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.03%
Atlantic Aviation FBO Inc
3.92%, 11/28/2025
(o)
$ 739 $ 723
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
378 348
3 Month USD LIBOR + 4.25%
$ 1,071
Entertainment - 0.92%
AMC Entertainment Holdings Inc
4.08%, 03/20/2026
(o)
2,204 1,673
3 Month USD LIBOR + 3.00%
CCM Merger Inc
3.00%, 08/08/2021
(o)
3,152 3,106
3 Month USD LIBOR + 2.25%
Crown Finance US Inc
0.00%, 09/30/2026
(o),(q)
154 118
1 Month USD LIBOR + 2.50%
3.32%, 02/07/2025
(o)
472 369
3 Month USD LIBOR + 2.25%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(o)
6,627 6,415
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.41%, 03/24/2025
(o)
473 458
3 Month USD LIBOR + 2.25%
Merlin Entertainment
4.32%, 10/16/2026
(o)
1,407 1,300
3 Month USD LIBOR + 3.25%
4.32%, 11/12/2026
(o)
185 171
3 Month USD LIBOR + 3.25%
Metro-Goldwyn-Mayer Inc
2.66%, 07/03/2025
(o)
3,062 2,911
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(o)
1,000 960
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.92%, 10/19/2026
(o)
1,647 1,615
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.66%, 05/29/2026
(o)
1,757 1,699
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(o)
1,476 1,423
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
3.47%, 08/14/2024
(o)
2,389 2,229
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(o)
832 776
3 Month USD LIBOR + 3.00%
Stars Group Holdings BV
3.81%, 06/27/2025
(o)
2,037 2,038
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
2.91%, 05/16/2025
(o)
2,302 1,859
3 Month USD LIBOR + 2.75%
$ 29,120
Environmental Control - 0.16%
Advanced Disposal Services Inc
3.00%, 11/10/2023
(o)
390 389
3 Month USD LIBOR + 2.25%
GFL Environmental Inc
4.00%, 05/09/2025
(o)
4,857 4,826
3 Month USD LIBOR + 3.00%
$ 5,215

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
116
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.20%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(o)
$ 1,289 $ 1,292
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
6.00%, 10/10/2024
(o)
1,550 1,548
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
2.91%, 03/30/2025
(o)
241 233
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.41%, 01/29/2027
(o)
175 168
1 Month USD LIBOR + 2.25%
5.91%, 01/28/2028
(o)
500 492
1 Month USD LIBOR + 5.75%
US Foods Inc
1.91%, 06/27/2023
(o)
2,697 2,592
1 Month USD LIBOR + 1.75%
$ 6,325
Food Service - 0.03%
8th Avenue Food & Provisions Inc
3.66%, 09/19/2025
(o)
887 877
3 Month USD LIBOR + 3.50%
Forest Products & Paper - 0.05%
Asplundh Tree
0.00%, 08/19/2027
(o),(q)
1,635 1,635
Hand & Machine Tools - 0.04%
Apex Tool Group LLC
6.50%, 08/01/2024
(o)
1,275 1,224
3 Month USD LIBOR + 5.50%
Healthcare - Products - 0.28%
Carestream Health Inc
5.57%, PIK 8.00%, 08/08/2023
(o),(p)
591 467
1 Month USD LIBOR + 4.50%
7.82%, 05/08/2023
(o)
1,932 1,836
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
4.41%, 10/28/2026
(o)
1,701 1,679
1 Month USD LIBOR + 4.25%
LifeScan Global Corp
7.18%, 10/01/2024
(o)
1,029 969
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.91%, 07/02/2025
(o)
2,192 1,951
3 Month USD LIBOR + 3.75%
VVC Holding Corp
4.82%, 02/07/2026
(o)
945 936
3 Month USD LIBOR + 4.50%
Vyaire Medical Inc
5.75%, 04/11/2025
(o)
1,429 1,107
3 Month USD LIBOR + 4.75%
$ 8,945
Healthcare - Services - 1.48%
AHP Health Partners Inc
5.50%, 06/16/2025
(o)
2,653 2,653
3 Month USD LIBOR + 4.50%
Air Methods Corp
4.50%, 04/12/2024
(o)
823 721
3 Month USD LIBOR + 3.50%
ATI Holdings Acquisition Inc
4.57%, 05/10/2023
(o)
897 828
3 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
5.27%, 05/15/2025
(o)
745 626
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.25%, 05/08/2026
(o)
988 981
3 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Envision Healthcare Corp
3.91%, 10/10/2025
(o)
$ 5,760 $ 4,157
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
4.82%, 02/05/2027
(o)
890 827
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
3.44%, 07/02/2025
(o)
4,115 4,074
1 Month USD LIBOR + 3.25%
Global Medical Response Inc
4.25%, 04/28/2022
(o)
6,979 6,906
3 Month USD LIBOR + 3.25%
HCA Inc
1.91%, 03/13/2025
(o)
543 539
1 Month USD LIBOR + 1.75%
1.91%, 03/17/2026
(o)
1,587 1,573
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
3.66%, 04/18/2025
(o)
121 110
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
3.50%, 08/18/2022
(o)
6,147 6,131
3 Month USD LIBOR + 2.50%
LifePoint Health Inc
3.91%, 11/14/2025
(o)
7,076 6,930
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
6.75%, 10/30/2026
(o)
1,219 1,194
1 Month USD LIBOR + 5.75%
Phoenix Guarantor Inc
3.41%, 03/05/2026
(o)
3,006 2,952
1 Month USD LIBOR + 3.25%
Quorum Health Corp
9.25%, 04/29/2025
(o)
342 317
1 Month USD LIBOR + 8.25%
Select Medical Corp
2.68%, 03/06/2025
(o)
3,202 3,109
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.25%, 06/20/2024
(o)
1,208 1,138
3 Month USD LIBOR + 3.25%
Syneos Health Inc
1.89%, 08/01/2024
(o)
1,256 1,223
3 Month USD LIBOR + 2.00%
$ 46,989
Insurance - 0.26%
Acrisure LLC
3.66%, 02/12/2027
(o)
2,555 2,447
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
2.91%, 05/09/2025
(o)
2,170 2,097
3 Month USD LIBOR + 3.00%
BroadStreet Partners Inc
3.41%, 01/22/2027
(o)
1,119 1,081
1 Month USD LIBOR + 3.25%
4.75%, 01/27/2027
(o)
236 233
1 Month USD LIBOR + 3.75%
HUB International Ltd
3.26%, 04/25/2025
(o)
2,028 1,973
1 Month USD LIBOR + 2.75%
5.00%, 04/25/2025
(o)
572 572
1 Month USD LIBOR + 4.00%
$ 8,403
Internet - 0.15%
Ancestry.com Operations Inc
4.75%, 10/19/2023
(o)
2,318 2,314
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
117
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
3.66%, 07/13/2023
(o)
$ 1,892 $ 1,856
3 Month USD LIBOR + 3.50%
5.00%, 04/04/2025
(o)
578 571
3 Month USD LIBOR + 4.00%
$ 4,741
Leisure Products & Services - 0.25%
Alterra Mountain Co
2.91%, 07/31/2024
(o)
3,024 2,900
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.66%, 12/17/2025
(o)
686 685
3 Month USD LIBOR + 4.50%
Carnival Corp
8.50%, 06/26/2025
(o)
685 671
1 Month USD LIBOR + 7.50%
ClubCorp Holdings Inc
3.06%, 08/16/2024
(o)
1,730 1,499
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.07%, 03/08/2024
(o)
1,757 1,305
3 Month USD LIBOR + 3.00%
Fitness International LLC
4.32%, 01/08/2025
(o)
1,598 895
1 Month USD LIBOR + 2.25%
$ 7,955
Lodging - 0.48%
Boyd Gaming Corp
2.36%, 09/15/2023
(o)
4,208 4,083
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.91%, 12/22/2024
(o)
5,807 5,448
3 Month USD LIBOR + 2.75%
4.73%, 06/19/2025
(o)
1,500 1,452
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(o)
2,487 2,355
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
1.93%, 06/18/2026
(o)
649 624
3 Month USD LIBOR + 1.75%
Wyndham Hotels & Resorts Inc
1.91%, 05/30/2025
(o)
1,471 1,413
3 Month USD LIBOR + 1.75%
$ 15,375
Machinery - Construction & Mining - 0.04%
Vertiv Group Corp
3.16%, 02/11/2027
(o)
1,247 1,220
1 Month USD LIBOR + 3.00%
Machinery - Diversified - 0.21%
Altra Industrial Motion Corp
2.16%, 09/26/2025
(o)
410 401
3 Month USD LIBOR + 2.00%
Columbus McKinnon Corp/NY
3.50%, 01/31/2024
(o)
989 979
3 Month USD LIBOR + 2.50%
Gardner Denver Inc
1.91%, 02/05/2027
(o)
621 601
1 Month USD LIBOR + 1.75%
2.92%, 03/01/2027
(o)
265 261
1 Month USD LIBOR + 2.75%
NN Inc
5.91%, 10/19/2022
(o)
992 972
1 Month USD LIBOR + 5.75%
6.50%, 10/19/2022
(o)
655 641
1 Month USD LIBOR + 5.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Star US Bidco LLC
5.25%, 03/03/2027
(o)
$ 960 $ 905
1 Month USD LIBOR + 4.25%
Vertical US Newco
4.57%, 06/30/2027
(o)
2,000 1,981
$ 6,741
Media - 1.21%
Altice Financing SA
2.91%, 07/15/2025
(o)
2,312 2,201
3 Month USD LIBOR + 2.75%
Charter Communications Operating LLC
1.91%, 02/01/2027
(o)
2,496 2,448
1 Month USD LIBOR + 1.75%
CSC Holdings LLC
2.41%, 07/17/2025
(o)
495 477
3 Month USD LIBOR + 2.25%
2.66%, 04/27/2027
(o)
1,474 1,424
1 Month USD LIBOR + 2.50%
Cumulus Media New Holdings Inc
4.82%, 03/18/2026
(o)
448 423
1 Month USD LIBOR + 3.75%
Entercom Media Corp
2.67%, 11/18/2024
(o)
766 721
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
2.66%, 05/01/2026
(o)
2,469 2,401
1 Month USD LIBOR + 2.50%
Gray Television Inc
2.41%, 02/02/2024
(o)
2,053 2,006
3 Month USD LIBOR + 2.25%
2.66%, 01/02/2026
(o)
637 623
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(o)
1,842 1,695
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.16%, 05/01/2026
(o)
5,202 4,927
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
5.16%, 10/22/2026
(o)
1,815 1,823
1 Month USD LIBOR + 5.00%
McGraw Hill LLC
5.00%, 05/04/2022
(o)
2,426 2,089
3 Month USD LIBOR + 4.00%
Meredith Corp
0.00%, 07/23/2027
(o),(q)
900 896
2.67%, 01/31/2025
(o)
2,091 2,009
1 Month USD LIBOR + 2.50%
5.25%, 01/31/2025
(o)
435 428
1 Month USD LIBOR + 4.25%
Mission Broadcasting Inc
2.41%, 01/17/2024
(o)
399 389
3 Month USD LIBOR + 2.25%
Nexstar Broadcasting Inc
2.41%, 01/17/2024
(o)
1,553 1,516
3 Month USD LIBOR + 2.25%
2.91%, 09/21/2026
(o)
1,825 1,789
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.16%, 10/04/2023
(o)
1,920 1,874
3 Month USD LIBOR + 2.00%
Sinclair Television Group Inc
2.41%, 01/03/2024
(o)
2,462 2,393
3 Month USD LIBOR + 2.25%
2.66%, 07/17/2026
(o)
993 965
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
118
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Univision Communications Inc
3.75%, 03/15/2024
(o)
$ 307 $ 297
3 Month USD LIBOR + 2.75%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(o)
640 629
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.66%, 04/17/2028
(o)
2,125 2,052
1 Month USD LIBOR + 2.50%
$ 38,495
Miscellaneous Manufacturers - 0.05%
Gates Global LLC
3.75%, 03/31/2024
(o)
1,730 1,708
3 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.03%
Pitney Bowes Inc
5.63%, 01/17/2025
(o)
868 836
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.43%
California Resources
10.00%, 01/15/2021
( i ),(o)
3,185 3,153
1 Month USD LIBOR + 9.00%
California Resources Corp
0.00%, 12/31/2021
(c),(o)
764 17
1 Month USD LIBOR + 10.37%
0.00%, 11/14/2022
(c),(o)
4,974 1,798
1 Month USD LIBOR + 4.75%
CITGO Petroleum Corp
6.00%, 03/28/2024
(o)
1,465 1,390
3 Month USD LIBOR + 5.00%
Delek US Holdings Inc
2.41%, 03/14/2025
(o)
1,198 1,128
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(o)
1,415 1,381
1 Month USD LIBOR + 5.50%
Fieldwood Energy LLC
0.00%, 08/04/2021
( i ),(o),(q)
1,323 1,284
0.00%, 04/11/2022
(c),(o)
8,736 2,097
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(c),(o)
3,648 1
3 Month USD LIBOR + 7.25%
Gulf Finance LLC
6.25%, 08/17/2023
(o)
1,827 1,255
3 Month USD LIBOR + 5.25%
$ 13,504
Oil & Gas Services - 0.03%
PGS ASA
7.75%, 03/19/2024
(o)
1,553 1,087
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.35%
Berry Global Inc
2.16%, 01/19/2024
(o)
1,435 1,412
1 Month USD LIBOR + 2.00%
2.16%, 07/01/2026
(o)
1,798 1,742
1 Month USD LIBOR + 2.00%
Graham Packaging Co Inc
4.50%, 08/06/2027
(o)
1,445 1,442
1 Month USD LIBOR + 3.75%
Kloeckner Pentaplast of America Inc
5.25%, 06/29/2022
(o)
2,363 2,290
3 Month USD LIBOR + 4.25%
Plaze Inc
0.00%, 08/03/2026
(o),(q)
1,375 1,358
Reynolds Group Holdings Inc
2.89%, 02/05/2023
(o)
3,044 2,997
3 Month USD LIBOR + 2.75%
$ 11,241
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.60%
Amneal Pharmaceuticals LLC
3.69%, 05/04/2025
(o)
$ 943 $ 883
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.93%, 11/14/2025
(o)
3,618 3,541
3 Month USD LIBOR + 2.75%
3.18%, 05/19/2025
(o)
4,452 4,376
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
2,966 2,908
1 Month USD LIBOR + 2.50%
Grifols Worldwide Operations USA Inc
2.11%, 11/08/2027
(o)
2,842 2,782
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
3.50%, 09/24/2024
(o)
1,662 1,445
3 Month USD LIBOR + 2.75%
3.75%, 02/24/2025
(o)
1,261 1,095
3 Month USD LIBOR + 3.00%
Milano Acquisition
0.00%, 08/17/2027
(o),(q)
1,900 1,884
$ 18,914
Pipelines - 0.19%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(o)
964 900
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
3.81%, 09/30/2024
(o)
2,477 2,430
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.91%, 11/15/2026
(o)
1,344 1,320
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
5.00%, 09/21/2024
(o)
1,458 1,330
3 Month USD LIBOR + 4.00%
$ 5,980
Real Estate - 0.16%
Brookfield Retail Holdings VII Sub 3 LLC
3.16%, 08/28/2023
(o)
4,016 3,444
3 Month USD LIBOR + 2.25%
Realogy Group LLC
2.42%, 02/08/2023
(o)
725 696
3 Month USD LIBOR + 2.25%
3.00%, 02/08/2025
(o)
961 915
3 Month USD LIBOR + 2.25%
$ 5,055
REITs - 0.04%
Blackstone Mortgage Trust Inc
2.41%, 04/23/2026
(o)
1,485 1,418
1 Month USD LIBOR + 2.25%
Retail - 0.60%
1011778 BC ULC
1.91%, 11/14/2026
(o)
2,102 2,021
1 Month USD LIBOR + 1.75%
Academy Ltd
5.00%, 07/01/2022
(o)
1,956 1,836
3 Month USD LIBOR + 4.00%
Belk Inc
7.75%, 07/31/2025
(o)
1,649 614
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
2.16%, 02/03/2024
(o)
958 949
1 Month USD LIBOR + 2.25%
CWGS Group LLC
3.50%, 11/08/2023
(o)
2,980 2,884
3 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
119
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
EG America LLC
5.07%, 02/07/2025
(o)
$ 1,222 $ 1,182
3 Month USD LIBOR + 4.00%
Petco Animal Supplies Inc
4.25%, 01/26/2023
(o)
423 360
3 Month USD LIBOR + 3.25%
PetSmart Inc
5.00%, 03/11/2022
(o)
6,928 6,909
1 Month USD LIBOR + 4.00%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(o)
61 60
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(o)
384 304
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
4.07%, 05/19/2025
(o)
1,147 1,113
3 Month USD LIBOR + 3.25%
Whatabrands LLC
2.91%, 08/02/2026
(o)
843 821
1 Month USD LIBOR + 2.75%
$ 19,053
Semiconductors - 0.08%
Bright Bidco BV
4.57%, 06/30/2024
(o)
2,920 1,294
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.41%, 05/17/2024
(o)
627 605
3 Month USD LIBOR + 2.25%
Microchip Technology Inc
2.17%, 05/29/2025
(o)
569 558
3 Month USD LIBOR + 2.00%
$ 2,457
Software - 1.91%
Blackboard Inc
7.00%, 06/30/2024
(o)
2,978 2,843
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
4.41%, 10/02/2025
(o)
573 562
3 Month USD LIBOR + 4.25%
BY Crown Parent LLC
4.00%, 01/31/2026
(o)
1,099 1,090
1 Month USD LIBOR + 3.00%
Camelot Finance SA
3.16%, 10/28/2026
(o)
1,205 1,182
1 Month USD LIBOR + 3.25%
Cengage Learning Inc
5.25%, 06/07/2023
(o)
3,217 2,642
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.61%, 04/04/2025
(o)
1,522 1,484
3 Month USD LIBOR + 3.00%
DiscoverOrg LLC
3.91%, 02/02/2026
(o)
1,449 1,434
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
5.75%, 10/02/2023
(o)
921 759
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.92%, 02/06/2026
(o)
1,548 1,543
1 Month USD LIBOR + 3.75%
Dynatrace LLC
2.41%, 08/08/2025
(o)
572 562
1 Month USD LIBOR + 2.75%
Epicor Software Corp
5.25%, 07/30/2027
(o)
6,824 6,823
1 Month USD LIBOR + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(c),(o)
$ 5,015 $ 3,275
3 Month USD LIBOR + 4.75%
0.00%, 04/28/2022
(c),(o)
804 23
3 Month USD LIBOR + 8.25%
Finastra USA Inc
4.83%, 06/13/2024
(o)
2,336 2,196
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
3.41%, 12/01/2023
(o)
4,011 3,942
3 Month USD LIBOR + 3.25%
Greenway Health LLC
4.82%, 02/16/2024
(o)
266 225
3 Month USD LIBOR + 4.25%
Informatica LLC
3.41%, 02/14/2027
(o)
2,021 1,975
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.66%, 06/21/2024
(o)
566 539
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(o)
261 260
1 Month USD LIBOR + 4.25%
Project Boost Purchaser LLC
3.66%, 05/22/2026
(o)
991 953
3 Month USD LIBOR + 3.50%
Rackspace Hosting Inc
4.00%, 11/03/2023
(o)
5,709 5,641
3 Month USD LIBOR + 3.00%
Riverbed Technology Inc
4.25%, 04/24/2022
(o)
2,164 1,911
3 Month USD LIBOR + 3.25%
Seattle SpinCo Inc
2.66%, 06/21/2024
(o)
3,821 3,640
3 Month USD LIBOR + 2.50%
Skillsoft
0.00%, 12/27/2024
(c),(o)
242 241
3 Month USD LIBOR + 7.50%
8.50%, 09/17/2020
(o)
248 243
1 Month USD LIBOR + 7.50%
Sophia LP
4.25%, 09/30/2022
(o)
3,462 3,448
3 Month USD LIBOR + 3.25%
SS&C Technologies Inc
1.89%, 04/16/2025
(o)
1,106 1,073
1 Month USD LIBOR + 1.75%
1.89%, 04/16/2025
(o)
777 754
1 Month USD LIBOR + 1.75%
1.89%, 04/16/2025
(o)
2,292 2,224
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.91%, 06/30/2026
(o)
1,770 1,707
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc /The
3.91%, 05/03/2026
(o)
2,233 2,215
3 Month USD LIBOR + 3.75%
4.75%, 05/04/2026
(o)
943 941
1 Month USD LIBOR + 4.00%
Xperi Holding Corp
4.14%, 06/01/2025
(o)
750 732
1 Month USD LIBOR + 4.00%
Zelis Payments Buyer Inc
4.91%, 09/25/2026
(o)
1,531 1,529
1 Month USD LIBOR + 4.75%
$ 60,611
Telecommunications - 1.59%
Altice France SA/France
4.75%, 08/14/2026
(o)
3,930 3,871
3 Month USD LIBOR + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
120
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Avaya Inc
4.41%, 12/16/2024
(o)
$ 5,352 $ 5,194
3 Month USD LIBOR + 4.25%
CenturyLink Inc
2.41%, 03/15/2027
(o)
4,114 3,969
1 Month USD LIBOR + 2.25%
CommScope Inc
3.41%, 04/06/2026
(o)
2,771 2,708
3 Month USD LIBOR + 3.25%
Connect Finco SARL
5.50%, 09/23/2026
(o)
1,870 1,818
1 Month USD LIBOR + 4.50%
Consolidated Communications Inc
4.00%, 10/05/2023
(o)
1,146 1,116
3 Month USD LIBOR + 3.00%
Frontier Communications Corp
5.35%, 06/15/2024
(o)
5,657 5,700
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(o)
1,748 1,777
1 Month USD LIBOR + 5.50%
8.00%, 11/27/2023
(o)
9,816 9,876
1 Month USD LIBOR + 3.75%
8.62%, 01/15/2024
(o)
2,425 2,448
Intrado Corp
4.50%, 10/10/2024
(o)
544 482
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(o)
2,584 2,306
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
4.75%, 10/16/2026
(o)
2,600 2,605
1 Month USD LIBOR + 3.75%
Maxar Technologies Ltd
2.91%, 10/05/2024
(o)
1,395 1,345
3 Month USD LIBOR + 2.75%
MLN US Holdco LLC
4.66%, 11/30/2025
(o)
744 629
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.76%, 07/02/2025
(o)
1,392 1,298
3 Month USD LIBOR + 2.50%
T-Mobile USA Inc
3.14%, 04/01/2027
(o)
1,500 1,503
1 Month USD LIBOR + 3.00%
Windstream Services LLC
0.00%, 08/11/2027
(o),(q)
1,140 1,110
6.15%, 09/30/2020
(o)
1,150 673
3 Month USD LIBOR + 2.00%
Zayo Group Holdings Inc
3.16%, 02/19/2027
(o)
219 213
1 Month USD LIBOR + 3.00%
$ 50,641
Transportation - 0.06%
CEVA Logistics Finance BV
5.31%, 08/04/2025
(o)
733 645
3 Month USD LIBOR + 5.00%
Genesee & Wyoming Inc
2.31%, 11/06/2026
(o)
797 783
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
2.16%, 02/24/2025
(o)
644 631
3 Month USD LIBOR + 2.00%
$ 2,059
TOTAL SENIOR FLOATING RATE INTERESTS $ 479,702
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.78%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.79%
0.16%, 07/31/2022
(l)
$ 8,000 $ 7,999
US Treasury 3 Month Bill Money Market
Yield + 0.06%
0.21%, 04/30/2022
(l)
17,000 17,018
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.40%, 10/31/2021
(l),(r)
30,000 30,097
US Treasury 3 Month Bill Money Market
Yield + 0.30%
1.13%, 08/15/2040 800 786
1.38%, 08/15/2050 1,045 1,025
$ 56,925
U.S. Treasury Bill - 0.22%
0.13%, 10/08/2020
(l),(n)
7,000 6,999
U.S. Treasury Inflation-Indexed Obligations - 15.77%
0.13%, 01/15/2022 4,514 4,608
0.13%, 04/15/2022 17,191 17,588
0.13%, 07/15/2022 23,092 23,834
0.13%, 01/15/2023 19,058 19,764
0.13%, 07/15/2024 9,289 9,911
0.13%, 10/15/2024 2,658 2,847
0.13%, 04/15/2025 14,811 15,927
0.13%, 07/15/2026 13,032 14,276
0.13%, 01/15/2030
(r)
17,285 19,333
0.13%, 07/15/2030 8,496 9,571
0.25%, 01/15/2025 1,734 1,867
0.25%, 07/15/2029 13,142 14,869
0.25%, 02/15/2050 5,831 6,932
0.38%, 07/15/2023 18,590 19,655
0.38%, 07/15/2025
(r)
21,675 23,751
0.38%, 01/15/2027
(r)
25,885 28,786
0.38%, 07/15/2027 20,529 23,047
0.50%, 01/15/2028 19,660 22,271
0.63%, 04/15/2023 18,611 19,605
0.63%, 01/15/2024 13,115 14,051
0.63%, 01/15/2026
(r)
19,423 21,613
0.63%, 02/15/2043 6,515 7,968
0.75%, 07/15/2028
(r)
20,964 24,412
0.75%, 02/15/2042 9,032 11,274
0.75%, 02/15/2045 10,090 12,804
0.88%, 01/15/2029
(r)
10,364 12,200
0.88%, 02/15/2047 6,701 8,914
1.00%, 02/15/2046 5,833 7,857
1.00%, 02/15/2048 5,698 7,933
1.00%, 02/15/2049 5,583 7,851
1.38%, 02/15/2044 8,141 11,521
1.75%, 01/15/2028 3,149 3,871
2.00%, 01/15/2026 7,852 9,345
2.13%, 02/15/2040 3,377 5,157
2.13%, 02/15/2041 5,446 8,407
2.38%, 01/15/2025 2,343 2,750
2.38%, 01/15/2027 7,365 9,181
2.50%, 01/15/2029 4,228 5,583
3.38%, 04/15/2032 3,262 5,014
3.63%, 04/15/2028 3,597 4,982
$ 501,130
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 565,054
TOTAL PURCHASED OPTIONS - 0.00% $ 84
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.08% $ 2,495
TOTAL PURCHASED CAPPED OPTIONS - 0.01% $ 206
Total Investments $ 3,165,926
Other Assets and Liabilities -  0.38% 12,002
TOTAL NET ASSETS - 100.00% $ 3,177,928

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
121
(a) Security or a portion of the security was on loan at the end of the period.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Non-income producing security
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,380 or 0.36% of net assets.
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $175,049 or 5.51% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
( i ) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,756 or 0.15%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $22,555 or 0.71% of net assets.
(n) Rate shown is the discount rate of the original purchase.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after August 31, 2020, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,198 or 0.13% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 26.67%
Utilities 12.50%
Financial 12.18%
Basic Materials 9.78%
Energy 9.21%
Consumer, Non-cyclical 6.80%
Industrial 6.70%
Mortgage Securities 4.14%
Communications 3.40%
Consumer, Cyclical 3.24%
Technology 2.51%
Money Market Funds 2.19%
Investment Companies 0.21%
Purchased Interest Rate Swaptions 0.08%
Purchased Capped Options 0.01%
Purchased Options 0.00%
Other Assets and Liabilities
0.38%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 115,751 $ 2,544,812 $ 2,591,155 $ 69,408
$ 115,751 $ 2,544,812 $ 2,591,155 $ 69,408
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,133 $ — $ — $ —
$ 1,133 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 51 0.00%
Fieldwood Energy LLC 04/05/2018 273 — 0.00%
Millennium Health LLC 03/15/2016 — 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 93 0.00%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 38,200 0.30% 02/15/2022 $ 68 $ 188 $ 120
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive 3,630 0.30% 02/15/2022 15 18 3
Total $ 83 $ 206 $ 123

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
122
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 19,100 0.55% 02/15/2022 $ (16) $ (59) $ (43)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 19,100 0.55% 02/15/2022 (19) (59) (40)
Total $ (35) $ (118) $ (83)
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 2,545 EUR 0.90 11/03/2020 $ 41 $ 27 $ (14)
Call - 90 Day Eurodollar Future;
December 2021
N/A 204 $ 510 $ 99.75 12/14/2021 40 56 16
Put - US 10 Year Note Future;
December 2020
N/A 14 14 $ 138.50 09/08/2020 3 1 (2)
Total $ 84 $ 84 $ —
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 51 $ 128 $ 100.00 12/14/2021 $ (8) $ (6) $ 2
Call - 90 Day Eurodollar Future;
December 2021
N/A 102 255 $ 99.38 12/14/2021 (5 2 ) (110) (5 8 )
Total $ (60) $ (116) $ (5 6 )
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 880 1.77% 11/06/2024 $ 10 $ 11 $ 1
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,310 0.39% 05/23/2023 19 19 —
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.77% 11/06/2024 50 115 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 124 61
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 75 16
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 98 66
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 273 204
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 365 275
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 245 185
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 97 65
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 20 18 (2)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 32 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 27 28 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 28 (12)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 72 53
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 7 22 15

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
123
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 560 3.04% 01/12/2029 $ 32 $ 96 $ 64
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,130 1.20% 09/24/2020 50 318 268
Call - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Pay JPY 3,760 0.78% 04/19/2021 2 3 1
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 35 23
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 50 0.83% 11/24/2020 2 1 (1)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 550 0.83% 11/24/2020 38 12 (26)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 880 1.77% 11/06/2024 1 1 —
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.77% 11/06/2024 51 11 (40)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 63 10 (53)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 1 (102)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,490 3.09% 12/07/2038 70 45 (25)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 11 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 11 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 43 (16)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 89 10 (79)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 7 (53)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 6 (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 12 —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 27 22 (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 50 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 3 3 —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.28% 06/05/2025 28 25 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 8 (46)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 13 (6)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 4 (2)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 89 21 (68)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 14 (40)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 11 (21)
Put - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Receive JPY 3,760 0.78% 04/19/2021 2 — (2)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 128 15 (113)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 55 1 (54)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 50 0.83% 11/24/2020 4 4 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
124
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 550 0.83% 11/24/2020 $ 38 $ 49 $ 11
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 465 1.35% 09/08/2020 19 — (19)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 40 1.35% 09/08/2020 1 — (1)
Total $ 1,976 $ 2,495 $ 519
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 880 0.37% 03/18/2021 $ (2) $ (2) $ —
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 610 0.69% 04/12/2023 (3) (3) —
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,310 0.69% 04/12/2023 (25) (32) (7)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,230 0.61% 04/07/2023 (12) (14) (2)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.58% 11/06/2020 (22) (126) (104)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 9,290 0.41% 03/18/2021 (15) (20) (5)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,110 0.71% 04/07/2021 (31) (19) 12
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 550 0.69% 04/07/2021 (15) (9) 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 550 0.88% 04/15/2021 (14) (14) —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.74% 11/20/2020 (58) (244) (186)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (85) (274) (189)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (494) (420)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 525 0.72% 04/19/2021 (14) (9) 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 550 0.69% 04/07/2021 (15) (9) 6
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 610 0.79% 04/16/2021 (16) (13) 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) (3) —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.67% 07/15/2021 (30) (21) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.72% 06/30/2021 (31) (23) 8
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,030 0.82% 06/17/2021 (26) (25) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (39) (29) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,100 0.69% 05/14/2021 (28) (19) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,170 0.75% 06/03/2021 (54) (44) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.74% 06/28/2021 (32) (25) 7
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 525 0.77% 04/16/2021 (15) (11) 4
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,680 0.74% 04/20/2021 (46) (32) 14
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,110 0.87% 04/12/2021 (31) (29) 2
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 445 0.85% 04/08/2021 (12) (11) 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
125
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive $ 660 0.73% 04/07/2021 $ (17) $ (12) $ 5
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,105 0.71% 04/02/2021 (31) (19) 12
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,250 0.70% 09/24/2020 (36) (314) (278)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,728 1.53% 12/14/2020 (27) (151) (124)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,725 1.51% 12/15/2020 (27) (148) (121)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 290 0.65% 06/17/2022 (5) (5) —
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,400 0.12% 04/05/2022 (31) (41) (10)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 2,780 0.02% 04/08/2022 (35) (58) (23)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,020 0.04% 09/14/2022 (16) (21) (5)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,023 0.14% 09/13/2022 (15) (17) (2)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 690 0.02% 04/08/2022 (13) (14) (1)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 10,710 0.25% 06/30/2021 (68) (51) 17
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,660 0.15% 10/14/2020 (2) — 2
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,680 0.15% 10/20/2020 (2) (1) 1
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,030 0.61% 06/16/2022 (45) (44) 1
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 610 0.69% 04/12/2023 (1) (1) —
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 880 0.37% 03/18/2021 — — —
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (41) — 41
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) — 78
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,310 0.69% 04/12/2023 (25) (8) 17
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,230 0.61% 04/07/2023 (12) (4) 8
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.58% 11/06/2020 (22) — 22
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 9,290 0.41% 03/18/2021 (16) (1) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,040 1.64% 11/03/2020 (25) — 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (1) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 550 0.69% 04/07/2021 (16) (13) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 730 1.10% 07/15/2021 (7) (8) (1)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,670 1.00% 06/02/2021 (71) (60) 11
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 750 1.10% 07/19/2021 (8) (9) (1)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) — 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,010 1.62% 09/15/2020 (25) — 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,216 1.60% 03/07/2022 (20) (10) 10

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
126
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,050 1.62% 11/03/2020 $ (26) $ — $ 26
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.76% 09/17/2020 (50) — 50
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,110 0.71% 04/07/2021 (31) (24) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,420 1.74% 11/20/2020 (58) — 58
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (31) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (3) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (44) (5) 39
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (5) 40
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (7) 133
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,070 1.05% 06/14/2021 (16) (13) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 550 0.88% 04/15/2021 (15) (8) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (7) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (7) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,000 0.95% 08/05/2021 (11) (17) (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (40) (44) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,100 0.69% 05/14/2021 (28) (28) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,790 1.60% 03/07/2022 (19) (15) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 525 0.77% 04/16/2021 (14) (10) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.67% 07/15/2021 (30) (35) (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (4) (4) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,030 0.82% 06/17/2021 (25) (21) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 440 1.00% 06/02/2021 (8) (6) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.72% 06/30/2021 (31) (31) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,170 0.75% 06/03/2021 (54) (50) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,090 0.95% 08/06/2021 (13) (19) (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (2) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (22) (10) 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 610 0.79% 04/16/2021 (16) (11) 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (10) 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.74% 06/28/2021 (31) (29) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 100 1.05% 06/14/2021 (1) (1) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (33) (16) 17

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
127
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 550 0.69% 04/07/2021 $ (15) $ (13) $ 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 680 1.15% 01/11/2022 (10) (11) (1)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 525 0.72% 04/19/2021 (15) (12) 3
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (4) 24
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (2) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,105 0.71% 04/02/2021 (31) (24) 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 660 0.73% 04/07/2021 (17) (14) 3
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (20) (5) 15
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (12) 42
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 445 0.85% 04/08/2021 (12) (7) 5
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (51) (26) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,110 0.87% 04/12/2021 (31) (17) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (7) 26
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (7) 34
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,680 0.74% 04/20/2021 (46) (35) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (8) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,400 0.00% 06/28/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 11,740 2.00% 11/30/2020 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) (3) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,220 1.05% 10/05/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,200 0.00% 06/21/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (26) — 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (27) (1) 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,728 1.53% 12/14/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,920 0.25% 09/06/2021 (12) (7) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (7) (1) 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (13) (1) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (17) (1) 16

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
128
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,500 0.05% 07/06/2021 $ (6) $ (1) $ 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (8) 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (36) (1) 35
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 5,220 1.05% 10/05/2020 (7) — 7
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,845 1.00% 10/06/2020 (5) — 5
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,710 0.60% 09/25/2020 (11) — 11
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (1) 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,725 1.51% 12/15/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.08% 06/01/2021 (9) — 9
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.12% 04/05/2022 (30) (19) 11
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (15) (12) 3
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,780 0.02% 04/08/2022 (36) (18) 18
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 690 0.02% 04/08/2022 (5) (4) 1
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,020 0.04% 09/14/2022 (16) (10) 6
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 290 0.65% 06/17/2022 (4) (3) 1
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,320 0.45% 10/14/2020 (5) (2) 3
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,680 0.45% 10/20/2020 (2) (2) —
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,030 0.61% 06/16/2022 (46) (37) 9
Total $ (3,621) $ (3,375) $ 246
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; November 2020
(a)
Long 142 $ 6,430 $ 262
Canada 10 Year Bond; December 2020 Long 19 2,199 (14)
Cocoa; December 2020
(a)
Long 409 10,855 562
Coffee 'C'; December 2020
(a)
Long 328 15,873 1,221
Copper; December 2020
(a)
Long 310 23,727 1,126
Corn; December 2020
(a)
Long 729 13,040 (46)
Cotton No.2; December 2020
(a)
Long 260 8,471 106
Euro Bond 10 Year Bond; September 2020 Short 38 7,961 (14)
Euro Buxl 30 Year Bond; December 2020 Short 6 1,542 (4)
Euro Buxl 30 Year Bond; September 2020 Short 3 777 —
Euro-BTP; September 2020 Short 11 1,919 (82)
Feeder Cattle; October 2020
(a)
Short 137 9,633 311
Gasoline RBOB; November 2020
(a)
Long 49 2,445 (22)
Gold 100 oz ; December 2020
(a)
Long 84 16,620 1,289
Japan 10 Year Bond TSE; September 2020 Short 10 14,312 33
KC HRW Wheat; December 2020
(a)
Long 583 13,853 664
Lean Hogs; December 2020
(a)
Short 101 2,227 (48)
Lean Hogs; October 2020
(a)
Short 307 6,582 (178)
Live Cattle; December 2020
(a)
Short 33 1,439 2
Live Cattle; October 2020
(a)
Short 89 3,749 (23)
LME Copper; November 2020
(a)
Short — — (71)
LME Copper; September 2020
(a)
Short — — 70
LME Lead; December 2020
(a)
Short 106 5,238 (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
129
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Lead; November 2020
(a)
Short 2 $ 98 $ (255)
LME Lead; September 2020
(a)
Short — — 662
LME Nickel; December 2020
(a)
Short 91 8,399 (462)
LME Nickel; June 2021
(a)
Long 8 743 52
LME Nickel; September 2020
(a)
Short — — 146
LME PRI Alum; December 2020
(a)
Long 16 723 394
LME PRI Alum; June 2021
(a)
Long 256 11,793 205
LME PRI Alum; September 2020
(a)
Short — — (469)
LME Zinc; December 2020
(a)
Long 229 14,426 1,461
LME Zinc; September 2020
(a)
Short — — 2,099
Low Sulphur Gasoline; November 2020
(a)
Short 160 5,984 65
Natural Gas; January 2021
(a)
Long 89 2,986 132
Natural Gas; November 2020
(a)
Short 187 5,460 (257)
NY Harb ULSD; November 2020
(a)
Short 189 9,846 345
Palladium; December 2020
(a)
Short 14 3,191 (129)
Platinum; January 2021
(a)
Short 13 616 10
Platinum; October 2020
(a)
Short 83 3,892 (19)
Silver; December 2020
(a)
Long 95 13,582 3,077
Soybean Meal; December 2020
(a)
Long 234 7,312 399
Soybean Oil; December 2020
(a)
Long 489 9,641 704
Soybean; November 2020
(a)
Long 138 6,579 307
Sugar #11; March 2021
(a)
Long 106 1,577 (13)
Sugar #11; October 2020
(a)
Long 10 142 (6)
US 10 Year Note; December 2020 Short 46 6,406 (13)
US 10 Year Ultra Note; December 2020 Short 138 22,002 (31)
US 2 Year Note; December 2020 Long 262 57,888 26
US 5 Year Note; December 2020 Long 130 16,384 22
US Long Bond; December 2020 Short 3 527 1
US Ultra Bond; December 2020 Long 5 1,104 (8)
Wheat; December 2020
(a)
Long 107 2,955 251
WTI Crude; March 2021
(a)
Long 390 17,183 54
WTI Crude; November 2020
(a)
Short 277 11,883 (3)
Total $ 13,885
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 09/03/2020 GBP 109 $ 143 $ 3 $ —
ANZ Stockbroking 09/03/2020 $ 11,530 EUR 9,731 — (83)
ANZ Stockbroking 11/02/2020 $ 36 EUR 30 — —
Bank of America NA 09/03/2020 $ 21,853 JPY 2,296,462 17 2 —
Bank of America NA 09/03/2020 NZD 18,017 $ 12,109 27 —
Bank of America NA 09/16/2020 CAD 4,668 $ 3,445 134 —
Bank of America NA 10/05/2020 $ 12,109 NZD 18,017 — (23)
BNP Paribas 09/03/2020 $ 2,321 AUD 3,251 — (77)
BNP Paribas 09/03/2020 $ 42 GBP 32 — (1)
BNP Paribas 09/03/2020 NZD 1,606 $ 1,060 22 —
BNP Paribas 09/16/2020 $ 849 CAD 1,109 — (1)
Citigroup Inc 09/03/2020 $ 2,716 GBP 2,059 — (36)
Citigroup Inc 09/03/2020 GBP 1,982 $ 2,639 10 —
Citigroup Inc 09/03/2020 CAD 157 $ 120 — —
Citigroup Inc 09/03/2020 $ 310 NZD 475 — (10)
Citigroup Inc 09/16/2020 $ 1,760 CAD 2,353 — (44)
Citigroup Inc 10/05/2020 $ 2,640 GBP 1,982 — (9)
Citigroup Inc 10/05/2020 $ 120 CAD 157 — —
Goldman Sachs & Co 09/03/2020 NZD 1,923 $ 1,293 2 —
HSBC Securities Inc 09/03/2020 $ 266 CAD 355 — (6)
JPMorgan Chase 09/03/2020 JPY 2,287,697 $ 21,585 15 —
JPMorgan Chase 10/05/2020 $ 183 EUR 154 — —
JPMorgan Chase 10/05/2020 $ 21,763 JPY 2,305,586 — (19)
Morgan Stanley & Co 09/03/2020 AUD 3,318 $ 2,437 10 —
Royal Bank of Scotland 09/03/2020 $ 276 NZD 415 — (4)
Standard Chartered Bank, Hong Kong 09/03/2020 $ 251 EUR 213 — (3)
Standard Chartered Bank, Hong Kong 09/03/2020 $ 13,716 NZD 20,656 — (19 9 )
UBS AG 09/03/2020 EUR 9,155 $ 10,939 — (14)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
130
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
UBS AG 10/05/2020 $ 10,947 EUR 9,155 $ 15 $ —
Westpac Banking Corporation 11/02/2020 GBP 963 $ 1,205 82 —
Westpac Banking Corporation 11/02/2020 $ 1,205 EUR 1,060 — (61)
Total $ 49 2 $ (5 90 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 8,540 $ (241) $ (26) $ (267)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 09/02/2030 $ 970 (3) — (3)
3 Month USD LIBOR Pay 0.76% Quarterly Semiannual N/A 09/08/2025 576 12 — 12
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 1,060 8 — 8
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 8 — 8
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (27) — (27)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 1,720 12 — 12
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 545 (12) — (12)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 07/02/2030 620 (4) — (4)
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 09/08/2030 820 25 — 25
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 2,610 (1) — (1)
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 5,790 60 — 60
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,920 39 — 39
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,905 39 — 39
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 1,070 6 — 6
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 600 31 — 31
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 9,730 (324) 1 (323)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 700 70 — 70
3 Month USD LIBOR Pay 0.57% Quarterly Semiannual N/A 07/27/2030 290 (4) — (4)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 650 55 — 55
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 05/05/2023 1,810 3 — 3
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 600 (53) — (53)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 240 47 — 47
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 27 — 27
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 03/11/2050 110 (12) — (12)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (9) — (9)
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 600 42 — 42
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 600 36 — 36
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 37,510 (1,219) 1 (1,218)
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 1,640 (97) — (97)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 1,200 (71) — (71)
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 5,810 102 — 102
3 Month USD LIBOR Pay 0.63% Quarterly Semiannual N/A 07/10/2030 610 (5) — (5)
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/28/2030 930 (12) — (12)
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 03/11/2030 310 1 — 1
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 03/12/2040 1,190 (59) — (59)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 25 — 25
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,490 20 — 20
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 05/09/2032 1,250 (15) — (15)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 25 — 25
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 200 15 — 15
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 230 (1) — (1)
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 580 (17) — (17)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 11/24/2022 5,020 (1) — (1)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 4 — 4
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 20 — 20
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 (46) — (46)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 04/07/2030 1,610 (8) — (8)
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 10/02/2022 2,760 8 — 8
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 4 — 4
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 05/04/2030 700 (5) — (5)
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 06/03/2022 9,766 (134) — (134)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 1,596 6 — 6
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 1,040 4 — 4
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 09/02/2030 280 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
131
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 $ 400 $ 3 $ — $ 3
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 7 — 7
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 5 — 5
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 9 — 9
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 11,570 (18) — (18)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 1 — 1
3 Month USD LIBOR Pay 0.31% Quarterly Semiannual N/A 06/14/2023 1,835 3 — 3
3 Month USD LIBOR Pay 0.43% Quarterly Semiannual N/A 09/29/2022 1,270 5 — 5
3 Month USD LIBOR Pay 0.37% Quarterly Semiannual N/A 09/29/2022 1,940 6 — 6
3 Month USD LIBOR Pay 0.67% Quarterly Semiannual N/A 06/03/2030 820 (3) — (3)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 1,380 4 — 4
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 09/29/2022 3,310 9 — 9
3 Month USD LIBOR Pay 0.29% Quarterly Semiannual N/A 06/14/2023 1,835 2 — 2
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/31/2030 930 (12) — (12)
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 600 52 — 52
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 600 50 — 50
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (28) — (28)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (299) 1 (298)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 297 — 297
3 Month USD LIBOR Receive 0.30% Semiannual Quarterly N/A 02/28/2025 2,110 — — —
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 02/15/2047 660 17 — 17
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 05/15/2030 4,780 (27) (2) (29)
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 05/15/2030 1,070 6 — 6
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 08/25/2050 2,350 (189) — (189)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (9) — (9)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (6) — (6)
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 08/21/2050 90 (2) — (2)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 14 — 14
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (25) — (25)
3 Month USD LIBOR Pay 0.99% Quarterly Semiannual N/A 08/21/2050 90 (2) — (2)
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 660 55 — 55
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (17) — (17)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 08/20/2030 120 (1) — (1)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 27 — 27
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 310 (106) — (106)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 09/01/2030 280 (1) — (1)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 09/01/2030 280 (1) — (1)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 09/01/2030 280 (1) — (1)
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 390 (18) — (18)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (531) 5 (526)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,813 (20) 1,793
3 Month USD LIBOR Receive 0.72% Semiannual Quarterly N/A 08/28/2030 280 — — —
3 Month USD LIBOR Receive 0.70% Semiannual Quarterly N/A 08/27/2030 280 — — —
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 08/27/2030 280 1 (1) —
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 08/27/2030 280 1 — 1
3 Month USD LIBOR Receive 0.35% Semiannual Quarterly N/A 08/27/2025 1,040 (1) — (1)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,360 229 — 229
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 75 — 75
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (212) — (212)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 9,380 (113) — (113)
3 Month USD LIBOR Receive 0.21% Semiannual Quarterly N/A 09/15/2022 14,230 (2) — (2)
3 Month USD LIBOR Receive 1.20% Semiannual Quarterly N/A 08/19/2030 2,180 (105) — (105)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 25 — 25
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 — — —
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 600 57 — 57
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 660 64 — 64
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 660 69 — 69
3 Month USD LIBOR Pay 0.18% Quarterly Semiannual N/A 11/10/2022 6,750 (4) — (4)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 08/12/2022 4,320 (45) — (45)
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 08/17/2023 1,160 — — —
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 792 — 792
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 9 — 9
3 Month USD LIBOR Receive 1.42% Semiannual Quarterly N/A 08/19/2030 1,760 (122) — (122)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 660 (59) — (59)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 — — —
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 570 (45) — (45)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,985 606 — 606

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
132
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.70% Quarterly Semiannual N/A 08/17/2030 $ 230 $ — $ — $ —
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 800 (51) — (51)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (18) — (18)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 480 (34) — (34)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 4 — 4
3 Month USD LIBOR Receive 0.35% Semiannual Quarterly N/A 08/18/2025 520 (1) — (1)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (39) — (39)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 310 (20) — (20)
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 08/17/2050 210 (4) — (4)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (19) — (19)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/27/2023 EUR 1,280 — — —
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/05/2023 1,020 — — —
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/09/2023 810 — — —
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 07/21/2022 2,610 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 07/20/2026 1,030 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/20/2023 2,700 — — —
6 Month Euro Interbank Offered Rate Receive (0.01)% Annual Semiannual N/A 07/14/2050 870 39 1 40
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 07/14/2030 2,580 (14) — (14)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 08/24/2023 1,130 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.41)% Annual Semiannual N/A 02/16/2023 2,420 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 08/16/2027 1,880 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 08/16/2027 470 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 02/16/2023 2,370 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 07/08/2023 1,250 — — —
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 06/25/2023 1,310 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 06/24/2023 1,320 — — —
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 06/23/2050 890 19 — 19
6 Month Euro Interbank Offered Rate Pay (0.15)% Semiannual Annual N/A 06/23/2030 2,735 (1) 1 —
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 07/02/2023 1,870 — — —
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 470 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 1,210 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 120 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 950 — (1) (1)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 2,560 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 1,290 (1) (1) (2)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 2,340 1 (1) —
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 1,390 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 1,800 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 — — —
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 — — —
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (14) (1) (15)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (4) (1) (5)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,020 (39) (3) (42)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 4,940 9 — 9
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 1,335 (10) (1) (11)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 2,370 (12) (1) (13)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 1,335 (10) (1) (11)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 (22) (1) (23)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 — — —
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 1,720 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 1,730 (1) (1) (2)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 4,410 (11) — (11)
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 1,410 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 1,420 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 1,410 2 1 3
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 670 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,550 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,200 5 1 6
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 1,830 4 1 5
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 1,980 5 — 5
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 1,220 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 2,120 4 1 5
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 2,045 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 436 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 436 1 — 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
133
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 EUR 436 $ 1 $ — $ 1
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 1,162 4 — 4
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,700 (26) (1) (27)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,695 (26) (2) (28)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 4,695 (27) (2) (29)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 2,360 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 1,080 3 — 3
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 JPY 8,330 1 1 2
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 8,220 (5) — (5)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 (1) — (1)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 $ 5,460 (27) — (27)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (78) — (78)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 5,375 29 — 29
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (69) — (69)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 5,730 348 1 349
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (57) — (57)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (104) — (104)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 11,990 37 — 37
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.96% Annual Annual N/A 08/31/2030 4,940 (43) 1 (42)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.25% Annual Annual N/A 03/11/2030 2,675 182 — 182
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 1,540 43 — 43
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 338 — 338
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 EUR 4,285 (203) (16) (219)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (15) (1) (16)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 GBP 3,035 85 (5) 80
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 69 (1) 68
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,095 153 (5) 148
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 (131) 9 (122)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 188 (25) 163
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (340) (12) (352)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 248 (10) 238
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 1,065 (11) 1 (10)
United Kingdom Retail Prices Index Receive 3.47% Annual Annual N/A 08/15/2030 1,805 40 1 41
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 79 (7) 72
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 49 (10) 39
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (23) 7 (16)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 25 (10) 15
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 (8) 7 (1)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 64 (8) 56
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 (108) 10 (98)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 1 (1) —
United Kingdom Retail Prices Index Pay 3.29% Annual Annual N/A 03/15/2030 3,310 (79) (6) (85)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (135) 24 (111)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 5,285 141 (13) 128
Total $ 1,046 $ (121) $ 925
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
134
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
340,958 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 09/23/2020 $ 52,401 $ — $ 944 $ —
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
127,663 Receive 0.17% Annual 09/08/2020 11,523 — 48 —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 09/23/2020 82,780 — 1,49 2 —
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
98,735 Receive 0.33% Annual 09/08/2020 8,582 — — (49)
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 09/23/2020 22,477 — 405 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
149,053 Receive 0.35% Annual 09/08/2020 12,491 — 41 —
Total $ — $ 2,93 0 $ (49)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
August 31, 2020
See accompanying notes.
135
INVESTMENT COMPANIES - 3.05% Shares Held Value (000's)
Money Market Funds - 3.05%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
26,003,370 $ 26,003
TOTAL INVESTMENT COMPANIES $ 26,003
COMMON STOCKS - 96.93% Shares Held Value (000's)
Advertising - 1.92%
Interpublic Group of Cos Inc/The 920,573 $ 16,349
Airlines - 0.33%
Alaska Air Group Inc 73,031 2,845
Automobile Parts & Equipment - 1.20%
Autoliv Inc 131,190 10,277
Banks - 2.33%
Bank OZK 301,201 6,940
Cullen/Frost Bankers Inc 185,667 12,896
$ 19,836
Building Materials - 1.04%
Lennox International Inc 31,497 8,830
Chemicals - 2.67%
FMC Corp 212,950 22,756
Commercial Services - 3.52%
Aaron's Inc 345,660 19,319
Morningstar Inc 67,308 10,779
$ 30,098
Computers - 1.14%
Amdocs Ltd 158,505 9,705
Consumer Products - 2.36%
Avery Dennison Corp 174,441 20,129
Electric - 3.97%
Alliant Energy Corp 479,577 25,970
Eversource Energy 93,049 7,975
$ 33,945
Electrical Components & Equipment - 5.32%
Energizer Holdings Inc 487,824 22,581
Littelfuse Inc 126,013 22,788
$ 45,369
Electronics - 1.73%
Arrow Electronics Inc
(b)
188,167 14,782
Environmental Control - 2.09%
Waste Connections Inc 178,012 17,807
Gas - 0.73%
ONE Gas Inc 83,543 6,192
Hand & Machine Tools - 5.01%
Lincoln Electric Holdings Inc 277,415 26,829
Snap-on Inc 107,130 15,884
$ 42,713
Healthcare - Products - 8.68%
STERIS PLC 156,885 25,045
Teleflex Inc 84,051 33,028
Varian Medical Systems Inc
(b)
91,162 15,832
$ 73,905
Healthcare - Services - 2.88%
Universal Health Services Inc 222,978 24,606
Insurance - 4.72%
Fidelity National Financial Inc 589,646 19,358
Markel Corp
(b)
19,235 20,905
$ 40,263
Internet - 1.85%
Rightmove PLC 1,880,326 15,780
Leisure Products & Services - 4.41%
Brunswick Corp/DE 138,006 8,541
YETI Holdings Inc
(b)
565,336 29,047
$ 37,588
Machinery - Diversified - 2.14%
Nordson Corp 97,828 18,244
Media - 0.26%
Cable One Inc 1,221 2,247
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2.27%
Cimarex Energy Co 320,309 $ 8,898
Helmerich & Payne Inc 215,146 3,546
HollyFrontier Corp 290,211 6,927
$ 19,371
REITs - 8.38%
Alexandria Real Estate Equities Inc 148,614 25,024
CyrusOne Inc 386,378 32,274
STORE Capital Corp 526,448 14,235
$ 71,533
Retail - 1.11%
Tractor Supply Co 63,675 9,477
Savings & Loans - 2.13%
Washington Federal Inc 775,250 18,180
Semiconductors - 4.69%
Microchip Technology Inc 78,966 8,663
Teradyne Inc 368,234 31,289
$ 39,952
Software - 10.27%
Black Knight Inc
(b)
440,154 37,017
Fair Isaac Corp
(b)
86,632 36,454
Tyler Technologies Inc
(b)
41,173 14,217
$ 87,688
Toys, Games & Hobbies - 2.45%
Hasbro Inc 264,368 20,869
Transportation - 4.14%
Expeditors International of Washington Inc 375,732 33,211
Kirby Corp
(b)
49,731 2,111
$ 35,322
Water - 1.19%
Essential Utilities Inc 238,668 10,143
TOTAL COMMON STOCKS $ 826,801
Total Investments $ 852,804
Other Assets and Liabilities -  0.02% 156
TOTAL NET ASSETS - 100.00% $ 852,960
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 21.47%
Financial 17.56%
Consumer, Non-cyclical 17.44%
Technology 16.10%
Consumer, Cyclical 9.50%
Utilities 5.89%
Communications 4.03%
Money Market Funds 3.05%
Basic Materials 2.67%
Energy 2.27%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
August 31, 2020
See accompanying notes.
136
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 19,943 $ 271,121 $ 265,061 $ 26,003
$ 19,9 43 $ 271,121 $ 265,061 $ 26,003
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
137
INVESTMENT COMPANIES - 12.24% Shares Held Value (000's)
Exchange-Traded Funds - 0.10%
iShares Russell 1000 Growth ETF 2,105 $ 480
iShares Russell 2000 Value ETF 226 24
SPDR Gold Shares ETP 798 147
VanEck Vectors Gold Miners ETF 2,460 104
VanEck Vectors Junior Gold Miners ETF 1,381 83
$ 838
Money Market Funds - 12.14%
First American Government Obligations Fund -
Institutional Class 0.05%
(a)
3,500,116 3,500
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.02%
(a),(b)
4,768,680 4,769
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
89,035,833 89,036
$ 97,305
TOTAL INVESTMENT COMPANIES $ 98,143
COMMON STOCKS - 41.74% Shares Held Value (000's)
Advertising - 0.07%
Clear Channel Outdoor Holdings Inc
(d)
94,859 $ 111
Interpublic Group of Cos Inc/The
(e)
5,943 105
Omnicom Group Inc
(e)
2,237 121
WPP PLC 21,705 184
$ 521
Aerospace & Defense - 0.61%
Airbus SE
(d)
488 40
General Dynamics Corp
(e)
2,481 371
HEICO Corp - Class A
(e)
1,428 128
Howmet Aerospace Inc
(e)
42,881 751
Lockheed Martin Corp
(e)
3,630 1,416
Moog Inc 1,073 65
MTU Aero Engines AG 600 111
Northrop Grumman Corp 1,289 442
Raytheon Technologies Corp 1,584 97
Thales SA 2,680 209
TransDigm Group Inc
(e)
2,312 1,155
Ultra Electronics Holdings PLC 4,061 125
$ 4,910
Agriculture - 0.26%
Altria Group Inc
(e)
9,281 406
Archer-Daniels-Midland Co
(e)
5,641 252
Philip Morris International Inc
(e)
13,035 1,040
Swedish Match AB 5,513 419
$ 2,117
Airlines - 0.03%
Southwest Airlines Co 5,624 211
Apparel - 0.43%
Carter's Inc 1,839 146
Hanesbrands Inc
(e)
14,870 227
Kontoor Brands Inc 3,961 88
LVMH Moet Hennessy Louis Vuitton SE 1,048 492
NIKE Inc
(e)
6,854 767
Puma SE
(d)
2,411 200
PVH Corp
(e)
19,493 1,087
Steven Madden Ltd 9,201 195
VF Corp 1,970 129
Wolverine World Wide Inc 5,833 146
$ 3,477
Automobile Manufacturers - 0.36%
Cummins Inc
(e)
2,560 531
Ferrari NV 2,630 513
General Motors Co
(e)
6,318 187
PACCAR Inc 7,615 654
REV Group Inc 10,687 83
Tesla Inc
(d),(e)
165 82
Volvo AB - B Shares
(d)
43,303 829
$ 2,879
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.16%
BorgWarner Inc
(e)
12,830 $ 521
Cooper Tire & Rubber Co 2,902 100
Gentherm Inc
(d)
2,600 118
Magna International Inc 5,900 287
Rheinmetall AG 2,384 221
$ 1,247
Banks - 1.32%
Allegiance Bancshares Inc 2,302 59
Ameris Bancorp 2,362 58
Aozora Bank Ltd 13,600 244
Atlantic Union Bankshares Corp 1,577 37
Banca Generali SpA 5,367 163
Bank of America Corp
(e)
19,486 502
Bank OZK 5,611 129
Cadence BanCorp 9,121 87
Citigroup Inc 415 21
Concordia Financial Group Ltd 75,300 250
DBS Group Holdings Ltd 16,600 254
DNB ASA
(d)
14,997 240
Fifth Third Bancorp
(e)
23,444 484
FinecoBank Banca Fineco SpA
(d)
8,628 131
First Citizens BancShares Inc/NC 188 74
First Hawaiian Inc 3,826 63
First Interstate BancSystem Inc 2,259 74
First Midwest Bancorp Inc/IL 4,849 60
First Republic Bank/CA 1,662 188
FNB Corp/PA 9,187 69
Fukuoka Financial Group Inc 13,700 226
Goldman Sachs Group Inc/The
(e)
2,163 443
Great Western Bancorp Inc 4,929 69
Heritage Commerce Corp 8,296 57
Hilltop Holdings Inc 3,871 80
Home BancShares Inc/AR 5,453 88
ING Groep NV 102,199 834
Intesa Sanpaolo SpA
(d)
47,218 102
JPMorgan Chase & Co
(e)
2,340 234
KBC Group NV 1,438 82
M&T Bank Corp 5,749 594
Macquarie Group Ltd 2,228 209
Morgan Stanley
(e)
8,991 470
Natixis SA
(d)
108,841 300
PNC Financial Services Group Inc/The
(e)
4,453 496
Seven Bank Ltd 100,100 251
Shinsei Bank Ltd 17,800 208
Sumitomo Mitsui Financial Group Inc 8,800 259
Sumitomo Mitsui Trust Holdings Inc 12,900 372
SVB Financial Group
(d),(e)
2,047 523
Swedbank AB
(d)
8,588 146
Truist Financial Corp 553 21
UBS Group AG
(d)
21,132 257
Umpqua Holdings Corp 5,597 63
United Community Banks Inc/GA 3,496 63
US Bancorp
(e)
2,605 95
Veritex Holdings Inc 3,601 65
Wells Fargo & Co
(e)
16,878 408
Western Alliance Bancorp 5,134 181
Zions Bancorp NA
(e)
6,361 204
$ 10,587
Beverages - 0.64%
Boston Beer Co Inc/The
(d)
137 121
Carlsberg AS 196 28
Coca-Cola Co/The
(e)
23,916 1,185
Coca-Cola HBC AG
(d)
4,884 130
Constellation Brands Inc
(e)
5,477 1,010
Diageo PLC 12,018 401
Keurig Dr Pepper Inc 5,735 171
Molson Coors Beverage Co 3,377 127
Monster Beverage Corp
(d),(e)
13,140 1,102

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
138
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
PepsiCo Inc
(e)
6,077 $ 851
$ 5,126
Biotechnology - 0.42%
Abcam PLC 7,767 129
Alexion Pharmaceuticals Inc
(d),(e)
1,907 218
Amgen Inc 1,140 289
Apellis Pharmaceuticals Inc
(d)
3,415 105
Arena Pharmaceuticals Inc
(d)
1,235 86
Ascendis Pharma A/S ADR
(d)
334 50
Biogen Inc
(d),(e)
2,530 728
ChemoCentryx Inc
(d)
1,050 56
Constellation Pharmaceuticals Inc
(d)
1,682 35
Emergent BioSolutions Inc
(d)
1,041 119
Exact Sciences Corp
(d)
1,789 135
Genmab A/S
(d)
625 236
Gilead Sciences Inc 6,792 453
Illumina Inc
(d)
209 75
Incyte Corp
(d)
311 30
Ionis Pharmaceuticals Inc
(d),(e)
2,183 119
Regeneron Pharmaceuticals Inc
(d)
503 312
Sage Therapeutics Inc
(d)
900 47
Y-mAbs Therapeutics Inc
(d)
4,048 174
$ 3,396
Building Materials - 0.81%
American Woodmark Corp
(d)
1,388 121
Boise Cascade Co 3,457 158
Carrier Global Corp
(e)
11,493 343
Cemex SAB de CV ADR 88,953 286
Cie de Saint-Gobain
(d)
9,264 374
CRH PLC 1,616 60
CRH PLC 4,956 185
Daikin Industries Ltd 2,000 377
Fortune Brands Home & Security Inc
(e)
5,293 445
Geberit AG 780 449
JELD-WEN Holding Inc
(d)
6,900 145
Johnson Controls International plc
(e)
8,541 348
Lennox International Inc 1,954 547
LIXIL Group Corp 13,900 255
Marshalls PLC 15,542 131
Martin Marietta Materials Inc
(e)
2,366 480
Masco Corp
(e)
10,837 632
Rinnai Corp 2,300 213
ROCKWOOL International A/S 425 161
Sanwa Holdings Corp 6,100 61
TOTO Ltd 7,200 316
Vulcan Materials Co 1,964 236
Wienerberger AG 7,585 205
$ 6,528
Chemicals - 1.42%
Akzo Nobel NV 1,685 166
Asahi Kasei Corp 12,400 104
Borregaard ASA 6,024 88
Brenntag AG 3,228 202
Celanese Corp
(e)
5,895 596
CF Industries Holdings Inc
(e)
26,344 860
Dow Inc 4,879 220
DuPont de Nemours Inc
(e)
21,084 1,176
Eastman Chemical Co
(e)
2,097 153
Ecolab Inc 4,362 860
FMC Corp 1,330 142
Hexion Holdings Corp
(d)
22,049 189
IMCD NV 1,244 132
Ingevity Corp
(d)
1,588 89
Kansai Paint Co Ltd 6,400 152
Linde PLC
(e)
4,529 1,131
LyondellBasell Industries NV
(e)
5,323 349
Mosaic Co/The 42,580 776
Nissan Chemical Corp 12,400 656
Nitto Denko Corp 9,500 577
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Novozymes A/S 5,261 $ 311
Nutrien Ltd 874 32
PPG Industries Inc
(e)
5,343 643
Sherwin-Williams Co/The
(e)
1,217 817
Shin-Etsu Chemical Co Ltd 5,800 705
Toray Industries Inc 29,700 141
Victrex PLC
(d)
3,395 87
$ 11,354
Commercial Services - 2.14%
2U Inc
(d)
2,333 97
Adtalem Global Education Inc
(d)
2,315 77
AMERCO 659 234
AMN Healthcare Services Inc
(d)
1,800 97
Aramark 4,025 111
Automatic Data Processing Inc
(e)
2,938 409
Babcock International Group PLC 35,884 130
Badger Daylighting Ltd 4,852 139
Bright Horizons Family Solutions Inc
(d)
3,990 531
BrightView Holdings Inc
(d)
6,653 82
Bureau Veritas SA 40,308 915
Carriage Services Inc 3,149 70
Chegg Inc
(d)
1,876 138
Cintas Corp
(e)
5,035 1,678
CoreLogic Inc/United States 34,968 2,322
CoStar Group Inc
(d)
297 252
Deluxe Corp 2,128 60
Elis SA
(d)
6,974 90
EVERTEC Inc 2,782 97
FleetCor Technologies Inc
(d)
463 116
Gartner Inc
(d),(e)
5,183 673
Global Payments Inc 3,303 584
H&R Block Inc 274 4
Hypoport SE
(d)
231 139
ICF International Inc 1,707 117
IHS Markit Ltd
(e)
2,220 177
Kforce Inc 2,243 77
LiveRamp Holdings Inc
(d)
3,007 168
Loomis AB
(d)
5,994 151
Medifast Inc 524 85
Moody's Corp
(e)
2,984 879
Paylocity Holding Corp
(d)
436 64
PayPal Holdings Inc
(d),(e)
6,274 1,281
Persol Holdings Co Ltd 26,400 411
Quanta Services Inc
(e)
17,347 889
Recruit Holdings Co Ltd 2,200 83
Robert Half International Inc
(e)
8,728 465
S&P Global Inc
(e)
3,410 1,249
Square Inc
(d)
3,095 494
TransUnion 8,613 747
TriNet Group Inc
(d)
2,319 157
United Rentals Inc
(d),(e)
3,578 633
$ 17,172
Computers - 1.80%
Accenture PLC - Class A
(e)
3,458 829
Amdocs Ltd 964 59
Apple Inc
(e)
57,820 7,461
Cognizant Technology Solutions Corp 2,782 186
Endava PLC ADR
(d)
1,744 95
Fortinet Inc
(d),(e)
1,841 243
Genpact Ltd 2,103 89
Hewlett Packard Enterprise Co 6,076 59
HP Inc
(e)
28,416 556
International Business Machines Corp
(e)
5,239 646
Itochu Techno-Solutions Corp 9,800 355
Leidos Holdings Inc 1,576 143
Logitech International SA 3,720 275
Lumentum Holdings Inc
(d)
2,443 210
NetApp Inc
(e)
11,597 550
Nomura Research Institute Ltd 5,500 146

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
139
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NTT Data Corp 85,742 $ 979
Obic Co Ltd 400 71
Otsuka Corp 19,000 932
Rapid7 Inc
(d)
2,675 173
Seagate Technology PLC 5,665 272
Softcat PLC 4,462 83
Western Digital Corp 865 33
$ 14,445
Consumer Products - 0.12%
Church & Dwight Co Inc 1,446 138
Clorox Co/The 1,188 266
Kimberly-Clark Corp
(e)
3,747 591
$ 995
Cosmetics & Personal Care - 0.42%
Colgate-Palmolive Co
(e)
14,768 1,170
Edgewell Personal Care Co
(d)
2,571 74
Estee Lauder Cos Inc/The
(e)
1,029 229
Procter & Gamble Co/The
(e)
13,651 1,888
$ 3,361
Distribution & Wholesale - 0.41%
Bunzl PLC 3,729 120
Copart Inc
(d)
4,126 426
Diploma PLC 5,086 131
Fastenal Co 6,770 331
HD Supply Holdings Inc
(d)
28,488 1,130
LKQ Corp
(d),(e)
20,886 663
Toyota Tsusho Corp 4,100 119
WW Grainger Inc
(e)
1,031 377
$ 3,297
Diversified Financial Services - 1.57%
4L Technologies
(d),(f),(g)
24,306 12
4L Technologies - Rights
(d),(f),(g)
869 90
American Express Co 4,593 467
Ares Management Corp 2,578 104
B Riley Financial Inc 4,309 115
BlackRock Inc
(e)
1,344 799
Cboe Global Markets Inc
(e)
5,572 511
Charles Schwab Corp/The 9,971 354
CI Financial Corp 13,400 190
Credit Acceptance Corp
(d)
742 287
Discover Financial Services
(e)
8,316 441
ECN Capital Corp 35,390 140
Element Comm Aviation
(d),(f),(g),(h)
280 315
Euronext NV
(i)
977 119
Federal Agricultural Mortgage Corp 1,110 76
Franklin Resources Inc
(e)
23,397 493
Greenhill & Co Inc 6,047 68
Hamilton Lane Inc 1,495 109
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,273 97
Hargreaves Lansdown PLC 4,047 87
Intercontinental Exchange Inc
(e)
3,542 376
Invesco Ltd
(e)
59,237 604
LPL Financial Holdings Inc 726 60
Magellan Financial Group Ltd 7,945 347
Mastercard Inc
(e)
1,499 537
Moelis & Co 3,149 101
Nasdaq Inc
(e)
4,867 654
Navient Corp 10,722 97
PRA Group Inc
(d)
7,017 328
Raymond James Financial Inc 1,977 150
Sanne Group PLC 9,334 87
SEI Investments Co
(e)
14,476 758
Singapore Exchange Ltd 59,100 374
SLM Corp 8,676 66
Synchrony Financial
(e)
25,337 629
T Rowe Price Group Inc
(e)
3,441 479
Visa Inc
(e)
6,549 1,388
VZ Holding AG 1,661 149
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The
(e)
22,180 $ 523
$ 12,5 81
Electric - 1.05%
AES Corp/The
(e)
950 17
Canadian Utilities Ltd 11,300 284
Consolidated Edison Inc 840 60
Dominion Energy Inc
(e)
7,821 613
Duke Energy Corp 735 59
Endesa SA 16,780 466
Enel SpA 16,212 147
Exelon Corp 3,521 130
FirstEnergy Corp 6,919 198
Fortum Oyj 11,257 238
Iberdrola SA 7,177 91
Meridian Energy Ltd 63,632 217
NextEra Energy Inc 4,996 1,395
NRG Energy Inc
(e)
29,786 1,025
Pinnacle West Capital Corp 1,131 83
PPL Corp 25,222 697
Red Electrica Corp SA 15,822 303
RWE AG 41,944 1,670
Terna Rete Elettrica Nazionale SpA 57,149 413
Vistra Corp
(e)
14,537 279
$ 8,385
Electrical Components & Equipment - 0.45%
AMETEK Inc
(e)
6,616 666
Belden Inc 3,000 101
Casio Computer Co Ltd 35,987 580
Emerson Electric Co
(e)
11,107 772
Energizer Holdings Inc 1,385 64
EnerSys 2,696 194
Legrand SA 7,172 599
Novanta Inc
(d)
1,026 110
Schneider Electric SE 4,160 514
$ 3,600
Electronics - 0.83%
Agilent Technologies Inc 3,720 374
Allegion plc 4,441 459
Arrow Electronics Inc
(d)
2,276 179
Assa Abloy AB 15,295 354
Coherent Inc
(d)
406 46
DiscoverIE Group PLC 17,709 141
Electrocomponents PLC 15,390 139
FARO Technologies Inc
(d)
2,014 114
FLIR Systems Inc
(e)
17,800 657
Fortive Corp
(e)
8,876 640
Garmin Ltd
(e)
3,678 381
GoPro Inc
(d)
21,817 100
Halma PLC 5,793 172
Honeywell International Inc
(e)
4,441 735
Hoya Corp 1,000 98
II-VI Inc
(d)
2,396 107
Keysight Technologies Inc
(d),(e)
800 79
LEM Holding SA 66 118
MINEBEA MITSUMI Inc 7,700 133
nVent Electric PLC 3,421 65
PerkinElmer Inc
(e)
3,215 379
Roper Technologies Inc 150 64
Rotork PLC 32,354 130
TE Connectivity Ltd
(e)
5,944 574
Trimble Inc
(d)
4,373 229
Waters Corp
(d)
520 112
Yokogawa Electric Corp 6,500 106
$ 6,685
Energy - Alternate Sources - 0.14%
First Solar Inc
(d)
1,984 152
NextEra Energy Partners LP 15,102 911
Vestas Wind Systems A/S 454 69
$ 1,132

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
140
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.17%
Alten SA
(d)
603 $ 52
Comfort Systems USA Inc 3,492 177
Dycom Industries Inc
(d)
2,918 179
Flughafen Zurich AG
(d)
1,360 205
HOCHTIEF AG 1,780 158
JGC Holdings Corp 39,300 433
Obayashi Corp 13,500 132
Singapore Technologies Engineering Ltd 3,100 8
$ 1,344
Entertainment - 0.24%
Aristocrat Leisure Ltd 5,413 113
CTS Eventim AG & Co KGaA
(d)
2,177 109
Deluxe Entertainment
(d)
67,048 28
DraftKings Pipe
(d),(h)
16,896 597
Genting Singapore Ltd 123,200 63
Lions Gate Entertainment Corp - B shares
(d)
10,213 93
Live Nation Entertainment Inc
(d)
11,965 679
Penn National Gaming Inc
(d)
2,086 107
Vail Resorts Inc 601 131
$ 1,920
Environmental Control - 0.19%
Pentair PLC
(e)
15,585 703
Republic Services Inc
(e)
5,238 486
Tetra Tech Inc 1,476 136
Waste Management Inc
(e)
1,366 156
$ 1,481
Food - 0.89%
a2 Milk Co Ltd/The
(d)
20,246 253
Calavo Growers Inc 1,477 94
Calbee Inc 2,100 65
Campbell Soup Co
(e)
7,030 370
Colruyt SA 3,334 210
Cranswick PLC 3,012 149
General Mills Inc
(e)
4,722 302
Hostess Brands Inc
(d)
6,785 87
ICA Gruppen AB 3,142 154
J M Smucker Co/The
(e)
2,293 276
Just Eat Takeaway.com NV
(d),(i)
6,533 727
Kellogg Co 4,287 304
Kobe Bussan Co Ltd 2,900 172
Koninklijke Ahold Delhaize NV 15,780 475
Kraft Heinz Co/The 13,046 457
Kroger Co/The 4,529 161
Lamb Weston Holdings Inc
(e)
12,282 772
Nisshin Seifun Group Inc 5,600 92
Seven & i Holdings Co Ltd 16,900 545
Simply Good Foods Co/The
(d)
17,086 425
Sysco Corp
(e)
5,649 340
Tyson Foods Inc
(e)
9,060 569
Viscofan SA 1,596 118
$ 7,117
Food Service - 0.05%
Compass Group PLC 19,818 321
Elior Group SA
(i)
17,142 100
$ 421
Forest Products & Paper - 0.15%
International Paper Co
(e)
6,278 228
Mondi PLC 8,516 167
Schweitzer-Mauduit International Inc 2,435 74
Smurfit Kappa Group PLC 7,985 283
UPM-Kymmene Oyj 14,256 433
$ 1,185
Gas - 0.12%
Enagas SA 6,416 157
New Jersey Resources Corp 2,900 88
Osaka Gas Co Ltd 24,300 476
UGI Corp 7,129 246
$ 967
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.22%
Kennametal Inc 7,007 $ 203
Makita Corp 8,400 388
Schindler Holding AG - PC 1,261 337
Snap-on Inc
(e)
4,558 676
Stanley Black & Decker Inc
(e)
1,195 193
$ 1,797
Healthcare - Products - 1.43%
Abbott Laboratories 1,568 172
ABIOMED Inc
(d)
633 195
Align Technology Inc
(d),(e)
1,205 358
Avanos Medical Inc
(d)
3,000 97
Baxter International Inc 3,071 267
Carl Zeiss Meditec AG 811 91
Cellavision AB
(d)
2,266 83
Danaher Corp
(e)
3,793 783
DENTSPLY SIRONA Inc
(e)
8,908 400
DiaSorin SpA 662 120
Edwards Lifesciences Corp
(d),(e)
2,583 222
Envista Holdings Corp
(d)
3,720 89
Fisher & Paykel Healthcare Corp Ltd 16,146 400
Globus Medical Inc
(d)
1,432 81
Henry Schein Inc
(d),(e)
4,212 280
Hill-Rom Holdings Inc 746 70
Hologic Inc
(d),(e)
11,236 671
IDEXX Laboratories Inc
(d)
331 129
Insulet Corp
(d)
1,652 361
Intuitive Surgical Inc
(d),(e)
1,132 827
Koninklijke Philips NV
(d)
3,712 176
Medtronic PLC
(e)
10,959 1,178
Natus Medical Inc
(d)
2,618 47
Novocure Ltd
(d)
932 77
NuVasive Inc
(d)
3,312 173
Olympus Corp 37,953 751
QIAGEN NV
(d)
3,222 164
QIAGEN NV
(d)
6,724 343
ResMed Inc 2,936 531
Smith & Nephew PLC 14,915 301
STERIS PLC 1,348 215
Stryker Corp
(e)
1,956 388
Sysmex Corp 1,300 114
Tandem Diabetes Care Inc
(d)
1,530 172
Thermo Fisher Scientific Inc
(e)
1,123 481
Varian Medical Systems Inc
(d),(e)
1,471 256
West Pharmaceutical Services Inc 906 257
Zimmer Biomet Holdings Inc 1,066 150
$ 11,470
Healthcare - Services - 0.85%
Anthem Inc
(e)
866 243
Centene Corp
(d)
2,230 137
DaVita Inc
(d),(e)
3,319 288
Eurofins Scientific SE
(d)
159 128
HCA Healthcare Inc
(e)
4,609 625
Humana Inc
(e)
1,780 739
IQVIA Holdings Inc
(d)
8,242 1,350
Laboratory Corp of America Holdings
(d),(e)
2,138 375
LHC Group Inc
(d)
689 144
Orpea
(d)
1,226 147
Quest Diagnostics Inc
(e)
4,959 552
UnitedHealth Group Inc
(e)
4,198 1,313
Universal Health Services Inc
(e)
7,170 791
$ 6,832
Holding Companies - Diversified - 0.03%
Churchill Capital Corp III
(d)
10,486 121
Churchill Capital Corp IV
(d)
7,522 75
$ 196
Home Builders - 0.52%
Berkeley Group Holdings PLC 1,919 116
Cairn Homes PLC 106,174 99
Cavco Industries Inc
(d)
634 121

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
141
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Century Communities Inc
(d)
2,700 $ 96
DR Horton Inc 3,897 278
Glenveagh Properties PLC
(d),(i)
151,958 128
Installed Building Products Inc
(d)
1,512 131
Kaufman & Broad SA 2,771 110
Lennar Corp - A Shares 446 33
NVR Inc
(d),(e)
230 959
Persimmon PLC 11,486 399
PulteGroup Inc
(e)
17,502 781
Skyline Champion Corp
(d)
8,245 235
Thor Industries Inc 2,318 219
Toll Brothers Inc 10,887 460
$ 4,165
Home Furnishings - 0.14%
Hoshizaki Corp 3,600 275
Leggett & Platt Inc
(e)
3,176 130
Sony Corp 5,776 452
Whirlpool Corp
(e)
1,405 250
$ 1,107
Housewares - 0.02%
Newell Brands Inc
(e)
8,255 132
Insurance - 1.27%
Aflac Inc
(e)
7,193 262
Alleghany Corp 131 73
Allstate Corp/The 217 20
American International Group Inc
(e)
9,259 270
Aon PLC 2,091 418
Arch Capital Group Ltd
(d)
3,292 104
Arthur J Gallagher & Co
(e)
196 21
Athene Holding Ltd
(d)
2,507 92
Beazley PLC 23,430 134
Berkshire Hathaway Inc - Class B
(d),(e)
5,268 1,148
Chubb Ltd
(e)
5,743 718
Cincinnati Financial Corp
(e)
4,709 374
CNO Financial Group Inc 4,357 71
CNP Assurances
(d)
6,776 91
Direct Line Insurance Group PLC 27,649 109
Equitable Holdings Inc 2,381 50
Everest Re Group Ltd 297 65
Fairfax Financial Holdings Ltd 200 62
Fidelity National Financial Inc
(e)
13,210 434
First American Financial Corp 20,196 1,062
Gjensidige Forsikring ASA
(d)
3,788 81
Globe Life Inc
(e)
2,499 206
Hartford Financial Services Group Inc/The
(e)
471 19
James River Group Holdings Ltd 1,917 93
Lancashire Holdings Ltd 7,898 81
Markel Corp
(d)
469 510
Marsh & McLennan Cos Inc
(e)
5,034 578
Medibank Pvt Ltd 63,069 127
MetLife Inc
(e)
11,809 454
MGIC Investment Corp 11,200 103
NMI Holdings Inc
(d)
5,770 99
Progressive Corp/The 3,710 353
Prudential Financial Inc
(e)
3,001 203
Radian Group Inc 5,138 79
RSA Insurance Group PLC 16,325 97
Sampo Oyj 13,746 554
Third Point Reinsurance Ltd
(d)
10,246 88
Travelers Cos Inc/The
(e)
2,451 284
Tryg A/S 7,112 218
Unum Group 1,908 35
Voya Financial Inc 1,385 72
W R Berkley Corp
(e)
2,033 126
White Mountains Insurance Group Ltd 156 139
$ 10,177
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2.73%
Alibaba Group Holding Ltd ADR
(d)
1,816 $ 521
Alphabet Inc - A Shares
(d),(e)
1,966 3,204
Amazon.com Inc
(d),(e)
1,546 5,336
Booking Holdings Inc
(d)
189 362
Cardlytics Inc
(d)
2,383 181
CDW Corp/DE 452 51
Cerved Group SpA
(d)
16,499 141
eBay Inc
(e)
11,121 610
Expedia Group Inc
(e)
5,515 541
F5 Networks Inc
(d),(e)
2,125 281
Facebook Inc
(d),(e)
8,735 2,561
GoDaddy Inc
(d),(e)
8,161 683
Grubhub Inc
(d)
3,157 228
IAC/InterActiveCorp
(d)
1,220 162
JD.com Inc ADR
(d)
8,369 658
JOYY Inc ADR
(d)
2,527 216
Kakaku.com Inc 4,100 109
Limelight Networks Inc
(d)
17,920 102
Magnite Inc
(d)
16,366 120
Match Group Inc
(d)
1,849 206
Mercari Inc
(d)
4,158 189
Mimecast Ltd
(d)
1,697 84
MonotaRO Co Ltd 6,100 241
Netflix Inc
(d)
624 330
NortonLifeLock Inc
(e)
6,954 163
Prosus NV
(d)
15,052 1,509
Q2 Holdings Inc
(d)
1,185 115
Snap Inc Class A
(d)
5,288 119
Spotify Technology SA
(d)
835 236
TD Ameritrade Holding Corp 2,787 107
Trend Micro Inc/Japan 5,400 334
Twitter Inc
(d),(e)
27,670 1,123
Uber Technologies Inc
(d)
3,062 103
VeriSign Inc
(d),(e)
827 178
Z Holdings Corp 71,914 479
ZOZO Inc 12,000 338
$ 21,921
Investment Companies - 0.01%
Melrose Industries PLC 42,631 57
Iron & Steel - 0.34%
ArcelorMittal SA
(d)
4,957 62
Evraz PLC 82,006 351
Hitachi Metals Ltd 110,960 1,661
Nippon Steel Corp 25,700 253
Nucor Corp 3,990 181
Reliance Steel & Aluminum Co 1,025 108
Steel Dynamics Inc 4,835 143
$ 2,759
Leisure Products & Services - 0.21%
BRP Inc 3,003 163
Fox Factory Holding Corp
(d)
1,233 124
MIPS AB 3,852 155
Peloton Interactive Inc
(d)
2,414 185
Polaris Inc 2,462 249
Shimano Inc 1,400 296
Thule Group AB
(i)
4,203 133
Yamaha Corp 6,300 307
YETI Holdings Inc
(d)
1,706 88
$ 1,700
Lodging - 0.14%
Choice Hotels International Inc 3,575 355
Hilton Worldwide Holdings Inc
(e)
1,372 124
Las Vegas Sands Corp 1,190 60
Marriott International Inc/MD
(e)
343 35
MGM Resorts International
(e)
24,746 557
$ 1,131

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
142
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.15%
Argan Inc 3,752 $ 159
Astec Industries Inc 2,627 138
Sandvik AB
(d)
44,282 872
$ 1,169
Machinery - Diversified - 0.98%
Curtiss-Wright Corp 1,986 203
Deere & Co 1,677 352
Dover Corp
(e)
9,254 1,016
FANUC Corp 1,300 228
Flowserve Corp
(e)
22,754 675
Hexagon AB
(d)
5,632 409
Ichor Holdings Ltd
(d)
2,827 71
IDEX Corp
(e)
6,725 1,212
Inficon Holding AG 95 82
Ingersoll Rand Inc
(d)
2,450 86
Interpump Group SpA 3,442 120
Kone Oyj 5,913 507
Marel HF
(i)
26,249 136
Middleby Corp/The
(d)
730 72
Nabtesco Corp 9,500 300
Otis Worldwide Corp
(e)
17,826 1,121
Rockwell Automation Inc
(e)
2,791 644
SMC Corp/Japan 400 220
Spirax-Sarco Engineering PLC 640 87
Stabilus SA 2,156 115
Washtec AG
(d)
1,618 73
Westinghouse Air Brake Technologies Corp 1,747 116
$ 7,845
Media - 0.72%
Charter Communications Inc
(d),(e)
967 595
Comcast Corp - Class A
(e)
13,623 610
Discovery Inc - A Shares
(d),(e)
8,670 191
Discovery Inc - C Shares
(d),(e)
14,896 298
DISH Network Corp
(d),(e)
6,668 237
Fox Corp - A Shares
(e)
15,595 435
iHeartMedia Inc
(d)
18,582 171
Nexstar Media Group Inc 224 22
Schibsted ASA - B Shares
(d)
1,278 51
Shaw Communications Inc 10,400 194
Sirius XM Holdings Inc 97,035 570
TEGNA Inc 6,818 85
Telenet Group Holding NV 2,588 100
Thomson Reuters Corp 14,149 1,081
Walt Disney Co/The
(e)
6,730 887
Wolters Kluwer NV 3,052 250
$ 5,777
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 2,509 139
Rexnord Corp 7,866 228
Tenaris SA ADR 2,145 25
Troax Group AB 4,826 94
$ 486
Mining - 0.63%
BHP Group Ltd 22,216 613
BHP Group PLC 20,737 472
Compass Minerals International Inc 1,356 77
Ecobat Holdings, Inc - Class B
(d)
2,998 1,926
Kirkland Lake Gold Ltd 11,100 592
Livent Corp
(d)
13,500 115
Newmont Corp 13,942 938
Rio Tinto PLC 4,033 251
Wheaton Precious Metals Corp 1,000 53
$ 5,037
Miscellaneous Manufacturers - 0.45%
3M Co
(e)
3,326 542
A O Smith Corp 772 38
Alstom SA
(d)
2,624 147
Enerpac Tool Group Corp 4,589 95
Illinois Tool Works Inc
(e)
6,940 1,371
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ITT Inc 2,519 $ 158
JSR Corp 5,309 113
Knorr-Bremse AG 4,274 543
Sturm Ruger & Co Inc 1,017 72
Toshiba Corp 4,916 142
Trane Technologies PLC
(e)
3,278 388
$ 3,609
Office Furnishings - 0.01%
Knoll Inc 6,423 83
Oil & Gas - 0.59%
Apache Corp
(e)
59,707 884
Bellatrix Exploration Ltd
(d),(f),(g)
94,641 —
Canadian Natural Resources Ltd 5,041 99
Chevron Corp
(e)
12,258 1,029
Concho Resources Inc 1,155 60
ConocoPhillips
(e)
18,475 700
Diamondback Energy Inc 1,233 48
Dommo Energia SA ADR
(d),(g)
269 1
EOG Resources Inc
(e)
23,191 1,052
Exxon Mobil Corp
(e)
3,719 148
Lundin Energy AB 6,955 170
Marathon Petroleum Corp
(e)
3,902 138
Royal Dutch Shell PLC - A Shares 3,068 45
Santos Ltd 68,268 285
Valero Energy Corp
(e)
968 51
$ 4,710
Oil & Gas Services - 0.19%
Halliburton Co
(e)
42,951 695
Schlumberger NV
(e)
29,230 556
TechnipFMC PLC
(e)
33,236 256
TGS NOPEC Geophysical Co ASA 3,066 40
$ 1,547
Packaging & Containers - 0.41%
Amcor PLC
(e)
66,647 737
Ball Corp 14,605 1,174
CCL Industries Inc 6,800 251
Sealed Air Corp
(e)
26,145 1,028
Vidrala SA 1,216 127
$ 3,317
Pharmaceuticals - 1.75%
AbbVie Inc
(e)
714 69
AstraZeneca PLC ADR 3,117 175
AstraZeneca PLC 1,343 149
Bayer AG 4,776 318
Bristol-Myers Squibb Co
(e)
13,466 837
Cardinal Health Inc
(e)
2,810 143
China Biologic Products Holdings Inc
(d)
11,636 1,228
Chugai Pharmaceutical Co Ltd 8,700 388
Cigna Corp
(e)
1,451 257
CVS Health Corp
(e)
15,985 993
DexCom Inc
(d)
374 159
Elanco Animal Health Inc
(d)
4,104 119
Eli Lilly and Co 350 52
Galapagos NV
(d)
1,036 139
Global Blood Therapeutics Inc
(d)
1,848 116
Ipsen SA 898 93
Jazz Pharmaceuticals PLC
(d),(e)
2,762 371
Johnson & Johnson
(e)
15,517 2,380
KalVista Pharmaceuticals Inc
(d)
4,259 56
Kyowa Kirin Co Ltd 9,210 238
McKesson Corp 840 129
Merck & Co Inc
(e)
6,795 580
MyoKardia Inc
(d)
715 78
Neurocrine Biosciences Inc
(d),(e)
3,441 401
Nippon Shinyaku Co Ltd 2,900 240
Novartis AG 3,391 292
Novo Nordisk A/S 6,840 452
Odonate Therapeutics Inc
(d)
1,989 32
Otsuka Holdings Co Ltd 2,400 105

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
143
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc
(e)
19,449 $ 735
Rhythm Pharmaceuticals Inc
(d)
3,510 104
Roche Holding AG 4,945 1,730
Santen Pharmaceutical Co Ltd 8,400 160
Sarepta Therapeutics Inc
(d),(e)
800 117
Shionogi & Co Ltd 2,700 150
Sumitomo Dainippon Pharma Co Ltd 20,990 265
UCB SA 1,281 152
$ 14,002
Pipelines - 0.16%
AltaGas Ltd 11,000 142
Enterprise Products Partners LP 1,139 20
Gaztransport Et Technigaz SA 841 79
Kinder Morgan Inc
(e)
49,100 679
Southcross Holdings
(d),(f),(g)
388,623 39
Williams Cos Inc/The
(e)
15,076 313
$ 1,272
Private Equity - 0.03%
Blackstone Group Inc/The 1,997 106
Intermediate Capital Group PLC 7,233 131
$ 237
Real Estate - 0.15%
Catena AB 3,390 139
CBRE Group Inc
(d),(e)
557 26
CK Asset Holdings Ltd 23,500 128
Daito Trust Construction Co Ltd 1,900 168
Hill Street
(d),(f),(g)
222 5
Hill Street - Warrants
(d),(f),(g)
377 —
Kojamo Oyj 3,643 88
LEG Immobilien AG 1,256 185
REA Group Ltd 3,488 293
Redfin Corp
(d)
1,132 54
Shurgard Self Storage SA 2,375 104
WE Company Common Class A
(d),(f),(g),(h)
356 2
$ 1,192
REITs - 0.90%
Agree Realty Corp 1,407 94
Alexandria Real Estate Equities Inc
(e)
1,879 316
American Tower Corp 2,179 543
Americold Realty Trust 3,091 119
Annaly Capital Management Inc 16,117 118
Apartment Investment and Management Co
(e)
5,320 192
AvalonBay Communities Inc 1,965 311
Big Yellow Group PLC 6,270 89
Boston Properties Inc 2,839 247
Camden Property Trust 785 71
CoreCivic Inc 8,210 76
Crown Castle International Corp 596 97
Digital Realty Trust Inc 336 52
Easterly Government Properties Inc 3,580 87
Equinix Inc 79 62
Essential Properties Realty Trust Inc 4,727 80
Federal Realty Investment Trust
(e)
582 46
Goodman Group 16,147 217
Hibernia REIT plc 94,006 134
Iron Mountain Inc 679 20
Japan Retail Fund Investment Corp 120 181
Kimco Realty Corp
(e)
11,979 144
Mid-America Apartment Communities Inc
(e)
2,492 292
Monmouth Real Estate Investment Corp 7,246 105
Pebblebrook Hotel Trust 7,492 95
Piedmont Office Realty Trust Inc 4,122 63
Prologis Inc
(e)
831 85
Public Storage
(e)
2,738 582
Realty Income Corp
(e)
880 55
SBA Communications Corp 160 49
Segro PLC 8,252 105
Simon Property Group Inc
(e)
2,969 201
Unibail-Rodamco-Westfield 1,425 66
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ventas Inc
(e)
14,208 $ 585
VICI Properties Inc 5,314 119
Welltower Inc 1,197 69
Weyerhaeuser Co
(e)
48,076 1,457
$ 7,224
Retail - 2.89%
ABC-Mart Inc 6,500 342
Advance Auto Parts Inc
(e)
4,264 666
AutoZone Inc
(d),(e)
1,190 1,424
Best Buy Co Inc
(e)
1,867 208
BMC Stock Holdings Inc
(d)
4,091 163
Burlington Stores Inc
(d)
655 129
CarMax Inc
(d)
2,885 308
Casey's General Stores Inc 5,484 975
Cheesecake Factory Inc/The 3,342 99
Children's Place Inc/The 4,903 98
Costco Wholesale Corp
(e)
1,084 377
Darden Restaurants Inc
(e)
9,844 853
Dollar General Corp 1,768 357
Dollar Tree Inc
(d)
4,033 388
Domino's Pizza Inc
(e)
539 220
Fast Retailing Co Ltd 300 179
Five Below Inc
(d)
7,507 822
Floor & Decor Holdings Inc
(d)
1,757 129
Gap Inc/The
(e)
44,213 769
Genuine Parts Co
(e)
1,717 162
Hennes & Mauritz AB 7,831 125
Home Depot Inc/The
(e)
6,187 1,764
Industria de Diseno Textil SA 22,808 641
Jand Inc
(d),(f),(g),(h)
1,693 38
Kohl's Corp
(e)
3,089 66
L Brands Inc 28,830 848
Lawson Inc 2,500 124
Lowe's Cos Inc
(e)
5,675 935
Marui Group Co Ltd 11,600 212
McDonald's Corp
(e)
6,019 1,285
McDonald's Holdings Co Japan Ltd 8,900 437
Michaels Cos Inc/The
(d)
7,267 82
Moncler SpA
(d)
2,437 94
Movado Group Inc 4,684 51
Next PLC 3,912 313
Nitori Holdings Co Ltd 2,200 461
Ollie's Bargain Outlet Holdings Inc
(d)
738 70
O'Reilly Automotive Inc
(d)
1,167 544
Pandora A/S 6,386 466
Panera Bread Co
(d),(f),(g)
1,664 —
Regis Corp
(d)
3,155 23
Starbucks Corp 767 65
Sundrug Co Ltd 9,400 350
Target Corp
(e)
4,633 700
TJX Cos Inc/The 12,872 705
Tractor Supply Co 3,232 481
Ulta Beauty Inc
(d),(e)
3,180 738
USS Co Ltd 11,900 201
Walgreens Boots Alliance Inc
(e)
3,352 127
Walmart Inc
(e)
10,011 1,390
WH Smith PLC 5,974 94
Yum! Brands Inc
(e)
11,450 1,098
$ 23,196
Savings & Loans - 0.03%
OceanFirst Financial Corp 4,314 67
Pacific Premier Bancorp Inc 3,249 73
Sterling Bancorp/DE 6,413 75
WSFS Financial Corp 1,900 56
$ 271
Semiconductors - 1.58%
ACM Research Inc
(d)
1,219 108
Advanced Micro Devices Inc
(d)
5,401 491
Analog Devices Inc
(e)
2,322 271

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
144
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Applied Materials Inc
(e)
7,240 $ 446
ASML Holding NV 1,812 677
BE Semiconductor Industries NV 2,645 126
Broadcom Inc
(e)
2,244 779
Entegris Inc 1,443 97
FormFactor Inc
(d)
3,605 94
Infineon Technologies AG 8,224 229
Intel Corp
(e)
26,932 1,372
KLA Corp 991 204
Kulicke & Soffa Industries Inc 4,100 98
Lam Research Corp
(e)
1,299 437
Marvell Technology Group Ltd 4,857 188
Maxim Integrated Products Inc
(e)
2,996 205
Microchip Technology Inc
(e)
3,913 429
Micron Technology Inc
(d),(e)
2,708 123
MKS Instruments Inc 918 110
NVIDIA Corp
(e)
3,344 1,789
Qorvo Inc
(d),(e)
3,830 491
QUALCOMM Inc
(e)
6,200 739
Renesas Electronics Corp
(d)
82,125 517
Samsung Electronics Co Ltd 1,957 89
Silicon Motion Technology Corp ADR 1,456 55
Skyworks Solutions Inc
(e)
1,457 211
SOITEC
(d)
1,289 172
STMicroelectronics NV 14,020 424
Teradyne Inc 5,271 448
Texas Instruments Inc
(e)
4,795 681
Tokyo Electron Ltd 1,000 257
Tower Semiconductor Ltd
(d)
15,480 301
$ 12,658
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd 165,200 111
Software - 2.87%
Activision Blizzard Inc
(e)
1,349 113
Adobe Inc
(d),(e)
1,711 878
Agilysys Inc
(d)
5,100 129
ANSYS Inc
(d)
123 42
Autodesk Inc
(d),(e)
1,983 487
Avid Technology Inc
(d)
10,341 84
Bandwidth Inc
(d)
1,016 160
Black Knight Inc
(d)
3,719 313
Broadridge Financial Solutions Inc 4,164 572
Cadence Design Systems Inc
(d)
413 46
Cerner Corp
(e)
5,064 371
Citrix Systems Inc
(e)
5,458 792
Cloudera Inc
(d)
14,371 190
Constellation Software Inc/Canada 357 413
CSG Systems International Inc 1,649 70
Dropbox Inc - A Shares
(d),(e)
10,735 227
Electronic Arts Inc
(d)
997 139
Envestnet Inc
(d)
14,552 1,208
Fair Isaac Corp
(d)
1,644 692
Fidelity National Information Services Inc 145 22
Five9 Inc
(d)
806 103
Guidewire Software Inc
(d)
1,426 160
Health Catalyst Inc
(d)
2,649 83
HubSpot Inc
(d)
502 150
Intuit Inc 524 181
J2 Global Inc
(d)
1,110 78
Manhattan Associates Inc
(d)
1,220 119
Microsoft Corp
(e)
27,403 6,180
MINDBODY Inc
(d),(f),(g)
9,229 337
MongoDB Inc
(d)
4,733 1,107
MSCI Inc
(e)
717 268
NextGen Healthcare Inc
(d)
5,271 70
Omnicell Inc
(d)
2,058 137
Oracle Corp
(e)
25,319 1,449
Oracle Corp Japan 900 105
Paychex Inc
(e)
15,594 1,192
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycom Software Inc
(d)
64 $ 19
PROS Holdings Inc
(d)
2,504 98
RingCentral Inc
(d)
195 57
salesforce.com Inc
(d),(e)
5,498 1,499
ServiceNow Inc
(d)
1,085 523
SimCorp A/S 823 105
Splunk Inc
(d)
1,567 344
Synopsys Inc
(d)
584 129
Take-Two Interactive Software Inc
(d)
164 28
VMware Inc
(d)
496 72
WiseTech Global Ltd 9,176 190
Workday Inc
(d)
3,793 909
Xperi Holding Corp 5,374 67
Zoom Video Communications Inc
(d)
976 317
$ 23,024
Telecommunications - 1.06%
AT&T Inc
(e)
25,613 764
CenturyLink Inc 4,345 47
Cisco Systems Inc
(e)
38,664 1,633
Corning Inc 10,163 330
Deutsche Telekom AG 87,887 1,549
Harmonic Inc
(d)
17,371 103
Hellenic Telecommunications Organization SA 10,260 167
HMS Networks AB
(d)
2,545 65
InterDigital Inc 1,087 66
Juniper Networks Inc
(e)
12,998 325
Koninklijke KPN NV 242,346 636
Motorola Solutions Inc
(e)
3,140 486
NTT DOCOMO Inc 3,100 86
Ooma Inc
(d)
6,229 85
PagerDuty Inc
(d)
3,176 104
Plantronics Inc 8,526 106
Proximus SADP 4,821 95
Sectra AB - B Shares
(d)
1,089 81
SoftBank Group Corp 14,800 915
Telefonica SA 12,029 47
T-Mobile US Inc
(d),(e)
2,039 237
Verizon Communications Inc
(e)
9,471 562
$ 8,489
Textiles - 0.04%
Mohawk Industries Inc
(d),(e)
3,552 328
Toys, Games & Hobbies - 0.12%
Games Workshop Group PLC 1,207 148
Hasbro Inc
(e)
1,106 87
Nintendo Co Ltd 1,300 700
$ 935
Transportation - 0.74%
Canadian National Railway Co 5,528 581
Canadian Pacific Railway Ltd 400 118
Central Japan Railway Co 1,600 240
CH Robinson Worldwide Inc
(e)
3,901 383
CSX Corp
(e)
6,363 486
Deutsche Post AG 17,905 816
Expeditors International of Washington Inc
(e)
16,147 1,427
FedEx Corp 612 135
Hub Group Inc
(d)
2,129 115
JB Hunt Transport Services Inc 2,992 421
Kuehne + Nagel International AG 495 96
Norfolk Southern Corp 1,652 351
Old Dominion Freight Line Inc 902 182
Union Pacific Corp 2,857 550
United Parcel Service Inc 274 45
$ 5,946
Water - 0.04%
Severn Trent PLC 4,917 152
Veolia Environnement SA 6,990 169
$ 321
TOTAL COMMON STOCKS $ 334,6 71

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
145
CONVERTIBLE PREFERRED STOCKS
- 0.20% Shares Held Value (000's)
Agriculture - 0.08%
Bunge Ltd 4.88%
(j)
6,930 $ 658
Banks - 0.08%
Bank of America Corp 7.25%
(j)
215 321
Wells Fargo & Co 7.50%
(j)
243 336
$ 657
Electric - 0.01%
NextEra Energy Inc 5.28%, 03/01/2023 1,526 73
Internet - 0.02%
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
1,685 137
Oil & Gas - 0.00%
Chesapeake Energy Corp 5.75%
(j)
355 —
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 22
Retail - 0.01%
Jand Inc 0.00%
(d),(f),(g),(h)
3,781 86
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,633
PREFERRED STOCKS - 0.43% Shares Held Value (000's)
Automobile Manufacturers - 0.02%
Volkswagen AG 4.86% 1,068 $ 179
Chemicals - 0.01%
FUCHS PETROLUB SE 0.97% 2,500 118
Internet - 0.00%
Veracode Inc 0.00%
(d),(f),(g),(h)
6,031 3
Pipelines - 0.33%
Southcross Energy Series A 0.00%
(d),(f),(g)
2,399,339 1,656
Southcross Energy Series B 0.00%
(d),(f),(g)
703,849 950
$ 2,606
Private Equity - 0.04%
Forward Venture Services LLC 0.00%
(d),(f),(g),(h)
32,815 299
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(d),(f),(g),(h)
4,867 38
WE Company Preferred D-2 0.00%
(d),(f),(g),(h)
3,824 30
$ 68
Software - 0.02%
Marklogic Corp 0.00%
(d),(f),(g),(h)
14,832 129
TOTAL PREFERRED STOCKS $ 3,402
BONDS - 38.69%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Lamar Media Corp
3.75%, 02/15/2028
(i)
$ 50 $ 50
4.00%, 02/15/2030
(i)
100 102
5.00%, 05/01/2023 50 51
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(i)
120 116
$ 319
Aerospace & Defense - 0.44%
Boeing Co/The
2.25%, 06/15/2026 195 191
2.95%, 02/01/2030 85 83
3.10%, 05/01/2026 10 10
3.25%, 02/01/2035 25 23
3.38%, 06/15/2046 105 89
3.50%, 03/01/2039 65 59
3.55%, 03/01/2038 30 27
3.63%, 03/01/2048 35 31
3.65%, 03/01/2047 30 26
3.75%, 02/01/2050 90 81
3.85%, 11/01/2048 50 45
3.95%, 08/01/2059 60 56
5.15%, 05/01/2030 380 426
5.81%, 05/01/2050 380 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Embraer Netherlands Finance BV
5.05%, 06/15/2025 $ 230 $ 219
5.40%, 02/01/2027 130 120
Leonardo US Holdings Inc
6.25%, 01/15/2040
(i)
716 816
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 27
7.50%, 04/15/2025
(i)
310 313
TransDigm Inc
6.25%, 03/15/2026
(i)
408 431
$ 3,529
Agriculture - 0.16%
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
1,200 1,297
Airlines - 0.16%
American Airlines Inc
11.75%, 07/15/2025
(i)
253 243
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 158 89
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
316 329
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 925 655
$ 1,316
Apparel - 0.03%
Levi Strauss & Co
5.00%, 05/01/2025 245 250
Automobile Asset Backed Securities - 1.07%
American Credit Acceptance Receivables Trust
2020-3
2.40%, 06/15/2026
(i)
305 306
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 580
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024 670 712
AmeriCredit Automobile Receivables Trust
2020-2
2.13%, 03/18/2026 100 101
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
150 153
Avis Budget Rental Car Funding AESOP LLC
2.96%, 02/20/2027
(i)
100 103
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 331
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 213
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026 175 177
Chesapeake Funding II LLC
3.57%, 04/15/2030
(i)
175 179
3.71%, 05/15/2029
(i)
130 131
3.92%, 04/15/2030
(i)
455 460
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(i)
2 2
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(i)
81 81
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(i)
330 336
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026 420 444
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 272
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(i)
290 297

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
146
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
$ 75 $ 77
3.88%, 01/15/2026
(i)
175 176
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(i)
520 536
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(i)
785 812
Motor 2017-1 PLC
0.71%, 09/25/2024
(i)
9 9
1.00 x 1 Month USD LIBOR + 0.53%
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(i)
608 610
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 143
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 675
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 380 408
Santander Drive Auto Receivables Trust 2020-2
2.22%, 09/15/2026 135 137
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(i)
100 103
$ 8,590
Automobile Floor Plan Asset Backed Securities - 0.03%
Navistar Financial Dealer Note Master Owner
Trust II
0.81%, 09/25/2023
(i)
205 205
1.00 x 1 Month USD LIBOR + 0.63%
Automobile Manufacturers - 0.23%
FCE Bank PLC
0.87%, 09/13/2021 EUR 395 465
1.88%, 06/24/2021 280 332
Ford Motor Co
8.50%, 04/21/2023 $ 185 205
9.00%, 04/22/2025 220 257
9.63%, 04/22/2030 50 66
General Motors Co
5.20%, 04/01/2045 40 43
5.40%, 04/01/2048 65 71
6.80%, 10/01/2027 320 391
$ 1,830
Banks - 0.85%
Banco Hipotecario SA
33.75%, 11/07/2022
(i)
ARS 10,245 142
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(i)
5,115 45
Danske Bank A/S
3.24%, 12/20/2025
(i),(k)
$ 200 215
3 Month USD LIBOR + 1.59%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(i)
COP 3,380,000 958
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 2,000 1,843
JPMorgan Chase & Co
4.49%, 03/24/2031
(k)
780 961
United States Secured Overnight Financing
Rate + 3.79%
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/2025 116 116
1.38%, 08/05/2024 1,387 1,446
MUFG Union Bank NA
0.81%, 12/09/2022 750 751
United States Secured Overnight Financing
Rate + 0.71%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.64%, 04/01/2031
(i),(k)
$ 295 $ 346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
$ 6,823
Beverages - 0.05%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 386 414
Building Materials - 0.14%
Builders FirstSource Inc
6.75%, 06/01/2027
(i)
225 245
Carrier Global Corp
2.72%, 02/15/2030
(i)
310 325
3.58%, 04/05/2050
(i)
220 233
Standard Industries Inc/NJ
4.38%, 07/15/2030
(i)
230 244
Vulcan Materials Co
3.50%, 06/01/2030 95 108
$ 1,155
Chemicals - 0.39%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 190
Equate Petrochemical BV
4.25%, 11/03/2026 1,025 1,097
MEGlobal Canada ULC
5.00%, 05/18/2025
(i)
1,700 1,857
$ 3,144
Commercial Mortgage Backed Securities - 3.66%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 531 357
COMM 2012-LC4 Mortgage Trust
5.72%, 12/10/2044
(l)
10 8
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(i)
1,925 1,280
COMM 2015-CCRE25 Mortgage Trust
3.94%, 08/10/2048
(l)
2,280 1,587
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(i)
2,800 1,797
COMM 2015-LC21 Mortgage Trust
1.23%, 07/10/2048
(i),(l),(m)
10,000 467
1.23%, 07/10/2048
(i),(l),(m)
3,125 143
3.25%, 07/10/2048
(i)
1,012 517
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(i)
850 425
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.76%, 01/15/2034
(i)
155 144
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.33%, 06/15/2057
(l)
960 741
4.33%, 06/15/2057
(l)
2,184 1,427
CSAIL 2015-C3 Commercial Mortgage Trust
3.49%, 08/15/2048
(l)
1,690 1,136
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 634
GS Mortgage Securities Corp II
4.56%, 07/10/2051
(i),(l)
635 277
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(i),(l)
1,820 948
HPLY Trust 2019-HIT
1.76%, 11/15/2036
(i)
254 236
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(i),(l)
932 659

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(i),(l)
$ 1,120 $ 699
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.85%, 05/15/2048
(l),(n)
2,735 1,884
3.90%, 05/15/2048
(i),(l)
2,160 1,157
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(i)
1,275 470
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(i),(l)
350 215
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
1.02%, 11/15/2052
(i),(l),(m)
3,150 156
Morgan Stanley Capital I Trust 2011-C2
5.66%, 06/15/2044
(i),(l)
475 339
5.66%, 06/15/2044
(i),(l)
160 98
Motel 6 Trust 2017-M6MZ
7.09%, 08/15/2024
(i)
881 718
1.00 x 1 Month USD LIBOR + 6.93%
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(i)
1,665 853
Starwood Retail Property Trust 2014-STAR
2.91%, 11/15/2027
(f),(g),(i)
170 117
1.00 x 1 Month USD LIBOR + 2.75%
4.56%, 11/15/2027
(f),(g),(i)
645 213
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(i)
1,981 1,122
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(i)
1,794 713
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(i)
260 144
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(i),(l)
1,485 919
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(i),(l),(m)
7,575 650
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09/15/2031
(i),(l)
650 613
WF-RBS Commercial Mortgage Trust 2011-C2
5.85%, 02/15/2044
(i),(l)
115 114
WFRBS Commercial Mortgage Trust 2011-C3
5.85%, 03/15/2044
(i),(l)
350 165
WFRBS Commercial Mortgage Trust 2011-C4
5.39%, 06/15/2044
(i),(l)
845 702
WFRBS Commercial Mortgage Trust 2012-C6
5.77%, 04/15/2045
(i),(l)
500 491
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045
(l)
80 57
4.97%, 06/15/2045
(i),(l)
225 92
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(i)
267 157
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(i)
1,030 588
3.50%, 08/15/2047
(i),(n)
4,515 3,146
$ 29,375
Commercial Services - 0.42%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(i)
1,620 1,662
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
APX Group Inc
6.75%, 02/15/2027
(i)
$ 1,000 $ 1,050
Sabre GLBL Inc
9.25%, 04/15/2025
(i)
30 33
United Rentals North America Inc
4.00%, 07/15/2030 630 658
$ 3,403
Computers - 0.04%
Diebold Nixdorf Inc
9.38%, 07/15/2025
(i)
191 206
Seagate HDD Cayman
4.13%, 01/15/2031
(i)
95 103
$ 309
Consumer Products - 0.03%
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031
(i)
200 204
Credit Card Asset Backed Securities - 0.03%
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(i)
255 256
Diversified Financial Services - 0.86%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 140
3.88%, 01/23/2028 150 138
4.50%, 09/15/2023 380 390
6.50%, 07/15/2025 150 163
Air Lease Corp
3.38%, 07/01/2025 330 336
Aircastle Ltd
4.25%, 06/15/2026 695 649
Ally Financial Inc
3.88%, 05/21/2024 35 37
4.63%, 03/30/2025 40 44
5.75%, 11/20/2025 240 269
5.80%, 05/01/2025 285 329
Navient Corp
5.00%, 03/15/2027 370 356
5.88%, 10/25/2024 15 16
6.13%, 03/25/2024 5 5
6.50%, 06/15/2022 5 5
6.75%, 06/15/2026 15 16
7.25%, 01/25/2022 20 21
7.25%, 09/25/2023 50 53
OneMain Finance Corp
5.38%, 11/15/2029 130 138
6.63%, 01/15/2028 30 34
6.88%, 03/15/2025 5 6
7.13%, 03/15/2026 425 488
8.88%, 06/01/2025 85 96
Power Finance Corp Ltd
5.25%, 08/10/2028 2,140 2,295
Quicken Loans LLC
5.25%, 01/15/2028
(i)
685 731
5.75%, 05/01/2025
(i)
105 108
$ 6,863
Electric - 0.85%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
1,600 1,596
3.95%, 02/12/2030 500 499
AES Corp/The
3.95%, 07/15/2030
(i)
115 123
5.13%, 09/01/2027 115 124
5.50%, 04/15/2025 40 41
6.00%, 05/15/2026 15 16
Enel SpA
8.75%, 09/24/2073
(i),(k)
320 375
USD Swap Semi-Annual 5 Year + 5.88%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Corp
4.85%, 07/15/2047 $ 57 $ 70
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(d),(f),(g)
6,993 —
0.00%, 10/15/2020
(d),(f),(g)
6,143 —
IPALCO Enterprises Inc
4.25%, 05/01/2030
(i)
30 34
NRG Energy Inc
4.45%, 06/15/2029
(i)
130 144
5.25%, 06/15/2029
(i)
60 65
5.75%, 01/15/2028 130 141
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 196
4.55%, 07/01/2030 875 968
4.95%, 07/01/2050 875 964
Vistra Operations Co LLC
3.70%, 01/30/2027
(i)
1,285 1,351
4.30%, 07/15/2029
(i)
125 136
$ 6,843
Engineering & Construction - 0.03%
GMR Hyderabad International Airport Ltd
5.38%, 04/10/2024 270 263
Entertainment - 0.03%
Colt Merger Sub Inc
5.75%, 07/01/2025
(i)
188 197
Finance - Mortgage Loan/Banker - 0.13%
Fannie Mae
0.88%, 08/05/2030 286 281
Freddie Mac
0.25%, 08/24/2023 717 717
$ 998
Food - 0.52%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.75%, 03/15/2025 290 298
Kraft Heinz Foods Co
4.38%, 06/01/2046 170 174
4.88%, 10/01/2049
(i)
570 629
5.00%, 06/04/2042 85 94
5.20%, 07/15/2045 175 199
Lamb Weston Holdings Inc
4.88%, 05/15/2028
(i)
80 88
MARB BondCo PLC
7.00%, 03/15/2024 2,300 2,375
NBM US Holdings Inc
7.00%, 05/14/2026
(i)
320 341
$ 4,198
Healthcare - Services - 0.26%
Centene Corp
4.63%, 12/15/2029 35 38
Encompass Health Corp
4.75%, 02/01/2030 45 47
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(i)
971 933
HCA Inc
3.50%, 09/01/2030 190 200
IQVIA Inc
5.00%, 05/15/2027
(i)
200 211
Tenet Healthcare Corp
4.63%, 06/15/2028
(i)
5 5
5.13%, 05/01/2025 620 632
$ 2,066
Home Builders - 0.04%
Lennar Corp
4.75%, 11/29/2027 160 182
4.88%, 12/15/2023 35 38
5.00%, 06/15/2027 5 6
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
PulteGroup Inc
4.25%, 03/01/2021 $ 100 $ 101
$ 327
Insurance - 0.10%
American International Group Inc
4.38%, 06/30/2050 625 743
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
60 63
$ 806
Internet - 0.45%
Booking Holdings Inc
4.50%, 04/13/2027 245 289
4.63%, 04/13/2030 400 483
eBay Inc
4.00%, 07/15/2042 35 39
Expedia Group Inc
3.25%, 02/15/2030 525 497
4.63%, 08/01/2027
(i)
165 172
6.25%, 05/01/2025
(i)
520 572
7.00%, 05/01/2025
(i)
265 288
Uber Technologies Inc
7.50%, 05/15/2025
(i)
40 42
7.50%, 09/15/2027
(i)
600 629
8.00%, 11/01/2026
(i)
575 609
$ 3,620
Investment Companies - 0.09%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 90 93
5.25%, 05/15/2027 235 250
6.25%, 05/15/2026 325 347
$ 690
Iron & Steel - 0.11%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 202
Metinvest BV
8.50%, 04/23/2026 200 202
Reliance Steel & Aluminum Co
2.15%, 08/15/2030 40 40
Steel Dynamics Inc
3.45%, 04/15/2030 370 407
$ 851
Leisure Products & Services - 0.32%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(i)
2,449 2,082
Royal Caribbean Cruises Ltd
11.50%, 06/01/2025
(i)
442 512
$ 2,594
Lodging - 0.15%
Hyatt Hotels Corp
5.38%, 04/23/2025 45 49
5.75%, 04/23/2030 80 92
Marriott International Inc/MD
0.97%, 03/08/2021 845 841
3 Month USD LIBOR + 0.65%
4.63%, 06/15/2030 85 93
5.75%, 05/01/2025 5 6
Wyndham Destinations Inc
6.63%, 07/31/2026
(i)
85 90
$ 1,171
Media - 0.75%
Block Communications Inc
4.88%, 03/01/2028
(i)
95 97
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
675 706
4.50%, 08/15/2030
(i)
190 202
4.50%, 05/01/2032
(i)
20 21

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
5.38%, 06/01/2029
(i)
$ 35 $ 38
Cengage Learning Inc
9.50%, 06/15/2024
(i)
1,161 778
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(i)
295 298
CSC Holdings LLC
4.63%, 12/01/2030
(i)
200 205
6.50%, 02/01/2029
(i)
200 225
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
320 305
5.25%, 08/15/2027
(i)
260 259
6.38%, 05/01/2026 100 104
8.38%, 05/01/2027 285 289
NBCUniversal Enterprise Inc
5.25%, 12/31/2099
(i),(j)
1,205 1,223
Sirius XM Radio Inc
4.63%, 07/15/2024
(i)
30 31
5.00%, 08/01/2027
(i)
160 170
5.38%, 07/15/2026
(i)
60 63
5.50%, 07/01/2029
(i)
15 16
ViacomCBS Inc
4.95%, 05/19/2050 173 202
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
200 206
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(i)
200 211
Ziggo BV
4.88%, 01/15/2030
(i)
215 228
5.50%, 01/15/2027
(i)
150 158
$ 6,035
Metal Fabrication & Hardware - 0.25%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
1,865 1,988
Mining - 0.50%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
405 405
7.50%, 04/01/2025
(i)
200 204
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 146
4.25%, 03/01/2030 105 110
4.38%, 08/01/2028 55 58
4.63%, 08/01/2030 35 38
5.00%, 09/01/2027 20 21
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(i)
1,800 1,972
4.75%, 05/15/2025 800 876
Newcrest Finance Pty Ltd
3.25%, 05/13/2030
(i)
135 149
$ 3,979
Miscellaneous Manufacturers - 0.14%
FXI Holdings Inc
7.88%, 11/01/2024
(i),(n)
1,162 1,127
Mortgage Backed Securities - 3.63%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 86 89
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 65 67
5.50%, 08/25/2034 70 72
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 152 159
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 67 69
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 65 65
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 62 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 $ 82 $ 82
Banc of America Mortgage 2005-A Trust
3.71%, 02/25/2035
(l)
23 23
CHL Mortgage Pass-Through Trust 2004-HYB4
2.92%, 09/20/2034
(l)
26 25
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(i),(l)
222 223
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(i),(l)
495 499
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(i),(l)
324 326
Connecticut Avenue Securities Trust 2019-R04
5.43%, 06/25/2039
(i)
280 246
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
3.58%, 10/25/2039
(i)
2,000 1,630
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
2.23%, 01/25/2040
(i)
155 149
1.00 x 1 Month USD LIBOR + 2.05%
3.43%, 01/25/2040
(i)
260 180
1.00 x 1 Month USD LIBOR + 3.25%
Connecticut Avenue Securities Trust 2020-SBT1
3.83%, 02/25/2040
(i)
295 277
1.00 x 1 Month USD LIBOR + 3.65%
3.83%, 02/25/2040
(i)
365 341
1.00 x 1 Month USD LIBOR + 3.65%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 36 38
CSMC 2018-RPL2 Trust
4.31%, 08/25/2062
(i),(l)
532 535
CSMC 2019-RP10 Trust
3.12%, 12/26/2059
(i),(l)
288 290
DSLA Mortgage Loan Trust 2005-AR5
0.49%, 09/19/2045 124 92
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
1.43%, 12/20/2052 GBP 269 361
1.00 x 3 Month GBP LIBOR + 1.25%
Fannie Mae Connecticut Avenue Securities
2.38%, 01/25/2030 $ 31 31
1.00 x 1 Month USD LIBOR + 2.20%
4.43%, 01/25/2031 4,451 4,095
1.00 x 1 Month USD LIBOR + 4.25%
5.03%, 10/25/2029 1,320 1,303
1.00 x 1 Month USD LIBOR + 4.85%
5.93%, 07/25/2029 1,215 1,252
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
5.92%, 05/25/2047
(m)
1,777 405
(1.00) x 1 Month USD LIBOR + 6.10%
6.02%, 12/25/2045
(m)
1,069 248
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac STACR 2019-HQA3
7.68%, 09/25/2049
(i)
240 172
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac Stacr Remic Trust 2019-Hqa4
6.78%, 11/25/2049
(i)
530 306
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
5.43%, 01/25/2050
(i)
350 200
1.00 x 1 Month USD LIBOR + 5.25%
Freddie Mac STACR Remic Trust 2020-DNA2
4.98%, 02/25/2050
(i)
470 240
1.00 x 1 Month USD LIBOR + 4.80%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac STACR REMIC Trust 2020-HQA1
5.28%, 01/25/2050
(i)
$ 220 $ 110
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac Stacr Remic Trust 2020-HQA2
3.28%, 03/25/2050
(i)
660 651
1.00 x 1 Month USD LIBOR + 3.10%
4.28%, 03/25/2050
(i)
660 564
1.00 x 1 Month USD LIBOR + 4.10%
Freddie Mac STACR Trust 2019-DNA4
6.43%, 10/25/2049
(i)
300 204
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
4.23%, 02/25/2049
(i)
270 246
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.98%, 07/25/2030 22 21
1.00 x 1 Month USD LIBOR + 1.80%
2.03%, 10/25/2027 31 31
1.00 x 1 Month USD LIBOR + 1.85%
5.13%, 07/25/2029 2,689 2,709
1.00 x 1 Month USD LIBOR + 4.95%
8.98%, 03/25/2028 4,455 4,289
1.00 x 1 Month USD LIBOR + 8.80%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(i)
123 120
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 38 39
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.40%, 09/25/2034 118 108
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.24%, 08/25/2035
(l)
485 426
Lehman XS Trust Series 2006-2N
0.44%, 02/25/2046 88 77
1.00 x 1 Month USD LIBOR + 0.26%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 36 38
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 32 33
6.00%, 06/25/2034 39 41
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 207 214
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.01%, 05/25/2036
(l)
12 12
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(i),(l)
483 486
STACR Trust 2018-HRP2
2.58%, 02/25/2047
(i)
2,390 2,255
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
0.49%, 07/25/2035 555 400
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(i),(l)
1,880 1,898
$ 29,129
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
4.13%, 05/01/2025 195 203
Oil & Gas - 2.54%
Aker BP ASA
3.75%, 01/15/2030
(i)
505 503
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(d),(f),(g)
236 —
0.00%, PIK 0.00%, 12/15/2023
(d),(f),(g),(o)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(d)
4,635 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamond Offshore Drilling Inc
0.00%, 10/15/2039
(d)
$ 327 $ 33
Diamondback Energy Inc
3.50%, 12/01/2029 105 107
Hess Corp
5.60%, 02/15/2041 155 179
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
600 621
6.13%, 06/30/2025
(i)
485 504
6.50%, 06/30/2027
(i)
880 916
Occidental Petroleum Corp
2.70%, 08/15/2022 75 74
2.70%, 02/15/2023 20 19
2.90%, 08/15/2024 105 97
3.50%, 06/15/2025 35 32
5.55%, 03/15/2026 10 10
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,019 927
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 555 483
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(i)
1,100 —
Petrobras Global Finance BV
5.09%, 01/15/2030 975 1,016
6.00%, 01/27/2028 1,700 1,885
7.25%, 03/17/2044 125 147
Petroleos Mexicanos
5.95%, 01/28/2031
(i)
1,435 1,296
6.50%, 03/13/2027 1,925 1,897
6.63%, 06/15/2035 630 556
6.84%, 01/23/2030
(i)
1,450 1,398
6.95%, 01/28/2060 1,500 1,249
Petronas Capital Ltd
3.50%, 04/21/2030
(i)
1,050 1,190
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(i)
1,850 1,880
3.25%, 08/15/2030
(i)
1,175 1,210
Tullow Oil PLC
6.25%, 04/15/2022 950 594
7.00%, 03/01/2025 2,100 1,197
Whiting Petroleum Corp
0.00%, 01/15/2026
(d)
175 41
YPF SA
6.95%, 07/21/2027
(i)
240 176
$ 20,334
Other Asset Backed Securities - 5.41%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
144 144
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(i)
749 779
AIG CLO 2018-1 Ltd
6.72%, 01/20/2032
(i)
2,640 2,422
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(l)
675 211
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(i),(l)
251 249
Allegro CLO VI Ltd
3.02%, 01/17/2031
(i)
250 226
1.00 x 3 Month USD LIBOR + 2.75%
ALM VII R Ltd
7.41%, 10/15/2028
(i)
2,000 1,784
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 309
6.23%, 10/17/2036
(i)
695 771

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
$ 900 $ 1,003
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(i)
1,045 1,149
Anchorage Capital CLO 9 Ltd
4.28%, 07/15/2032
(i)
250 244
1.00 x 3 Month USD LIBOR + 4.00%
Apidos CLO XXIII
3.60%, 04/15/2033
(i)
370 360
1.00 x 3 Month USD LIBOR + 2.00%
Arbys Funding LLC
3.24%, 07/30/2050
(i)
115 118
ArrowMark Colorado Holdings
2.98%, 07/15/2029
(i)
250 249
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(i)
80 81
Avery Point VII CLO Ltd
6.87%, 01/15/2028
(i)
1,400 1,129
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
3.08%, 01/15/2033
(i)
250 251
1.00 x 3 Month USD LIBOR + 2.80%
BCC Funding XIV LLC
6.00%, 04/21/2025
(i)
250 250
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(i),(l)
198 168
5.68%, 12/16/2041
(i),(l)
547 340
BlueMountain CLO XXIV Ltd
2.97%, 04/20/2031
(i)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Bowman Park CLO Ltd
5.66%, 11/23/2025
(i)
1,000 832
1.00 x 3 Month USD LIBOR + 5.40%
Cairn CLO XI DAC
6.77%, 07/15/2035
(i)
EUR 360 415
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
Canyon Capital CLO 2019-2 Ltd
7.43%, 10/15/2032
(i)
$ 250 229
1.00 x 3 Month USD LIBOR + 7.15%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
3.40%, 01/16/2033
(i)
EUR 2,205 2,451
1.00 x 3 Month Euro Interbank Offered
Rate + 3.40%
5.50%, 01/16/2033
(i)
882 883
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(i)
$ 100 101
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(i)
672 638
Cole Park CLO Ltd 2015-1
3.42%, 10/20/2028
(i)
255 248
1.00 x 3 Month USD LIBOR + 3.15%
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(i)
550 553
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(i),(l)
260 260
DB Master Finance LLC
4.35%, 05/20/2049
(i)
208 227
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(i)
68 68
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(i)
238 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
$ 236 $ 235
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
326 354
Dryden 33 Senior Loan Fund
7.25%, 04/15/2029
(i)
700 604
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
2.98%, 10/15/2032
(i)
GBP 2,060 2,672
1.00 x 3 Month GBP LIBOR + 2.90%
4.58%, 10/15/2032
(i)
1,052 1,347
1.00 x 3 Month GBP LIBOR + 4.50%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(i)
CAD 515 397
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(i)
$ 678 215
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(i)
307 33
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(d),(f),(g),(i)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(i)
201 199
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 553 266
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
64 65
HPEFS Equipment Trust
2.79%, 07/22/2030 500 507
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(i)
115 114
Invitation Homes 2018-SFR1 Trust
2.16%, 03/17/2037
(i)
470 468
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
2.16%, 06/17/2037
(i)
835 830
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
1.81%, 01/17/2038
(i)
210 209
1.00 x 1 Month USD LIBOR + 1.65%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
345 291
KKR Clo 25 Ltd
6.82%, 04/15/2032
(i)
640 554
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(i),(l)
348 353
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(i)
636 559
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(i)
89 90
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(i)
102 103
Neuberger Berman CLO XIV Ltd
2.15%, 01/28/2030
(i)
365 350
1.00 x 3 Month USD LIBOR + 1.90%
OCP CLO 2015-8 Ltd
3.07%, 04/17/2027
(i)
260 256
1.00 x 3 Month USD LIBOR + 2.80%
Octagon Investment Partners 40 Ltd
4.07%, 04/20/2031
(i)
250 249
1.00 x 3 Month USD LIBOR + 3.80%
Octagon Investment Partners XVI Ltd
6.02%, 07/17/2030
(i)
500 412
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.16%, 01/22/2030
(i)
250 241
1.00 x 3 Month USD LIBOR + 1.90%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OHA Credit Funding 5 Ltd
3.31%, 04/18/2033
(i)
$ 420 $ 416
1.00 x 3 Month USD LIBOR + 2.00%
OHA Loan Funding 2013-1 Ltd
3.31%, 07/23/2031
(i)
275 263
1.00 x 3 Month USD LIBOR + 3.05%
OHA Loan Funding 2016-1 Ltd
2.22%, 01/20/2033
(i)
345 341
1.00 x 3 Month USD LIBOR + 1.95%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(i)
790 799
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(i)
620 634
OneMain Financial Issuance Trust 2020-2
2.76%, 09/14/2035
(i)
120 121
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(i)
145 149
Parallel 2017-1 Ltd
2.27%, 07/20/2029
(i)
305 294
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.42%, 10/20/2031
(i)
480 462
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
274 257
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(i)
100 101
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(i)
100 102
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(i)
420 432
Prosper Pass-Thru Trust II Series 2019-St2
0.00%, 11/15/2025
(d),(f),(g),(i)
1,190 535
0.00%, 11/15/2025
(d),(f),(g),(i)
595 268
PRPM 2018-1 LLC
5.00%, 04/25/2023
(i),(l)
200 193
PRPM 2019-4 LLC
3.35%, 11/25/2024
(i),(l)
192 193
PRPM 2020-1 LLC
2.98%, 02/25/2025
(i),(l)
431 429
Republic FInance Issuance Trust 2019-A
3.43%, 11/22/2027
(i)
490 491
Rockford Tower CLO 2017-2 Ltd
2.18%, 10/15/2029
(i)
295 288
1.00 x 3 Month USD LIBOR + 1.90%
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(i)
795 811
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(i)
100 101
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(i)
753 673
Sound Point Clo XV Ltd
6.22%, 01/23/2029
(i)
1,500 1,112
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(i)
240 139
TAL Advantage V LLC
3.55%, 11/20/2038
(i)
171 172
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(i),(l)
163 114
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(i),(l)
153 154
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059
(i),(l)
406 432
VERDE CLO Ltd
7.18%, 04/15/2032
(i)
555 502
1.00 x 3 Month USD LIBOR + 6.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
WAVE 2017-1 Trust
5.68%, 11/15/2042
(i)
$ 243 $ 168
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
83 89
York CLO-2 Ltd
2.11%, 01/22/2031
(i)
250 241
1.00 x 3 Month USD LIBOR + 1.85%
York CLO-7 Ltd
4.06%, 01/22/2033
(i)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
$ 43,372
Packaging & Containers - 0.00%
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(i),(p)
34 35
Pharmaceuticals - 0.34%
Bausch Health Cos Inc
4.50%, 05/15/2023 EUR 640 761
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025
(i)
190 241
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,214
7.13%, 01/31/2025
(i)
210 227
Upjohn Inc
4.00%, 06/22/2050
(i)
290 316
$ 2,759
Pipelines - 0.20%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(i)
630 665
Energy Transfer Operating LP
3.75%, 05/15/2030 65 64
5.00%, 05/15/2050 245 234
Kinder Morgan Inc
5.05%, 02/15/2046 75 89
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030
(i)
445 509
$ 1,561
Real Estate - 0.92%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(i)
1,210 1,073
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 700 716
4.75%, 09/28/2023 650 665
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 1,350 1,358
Sunac China Holdings Ltd
7.25%, 06/14/2022 200 205
7.88%, 02/15/2022 1,531 1,577
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 420 425
8.50%, 02/04/2023 1,275 1,355
$ 7,374
Regional Authority - 0.11%
Provincia de Buenos Aires/Government Bonds
33.35%, 04/12/2025
(i)
ARS 11,045 138
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
33.48%, 05/31/2022 51,665 710
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 848
REITs - 0.31%
American Tower Corp
2.10%, 06/15/2030 $ 280 286
Crown Castle International Corp
2.25%, 01/15/2031 635 650

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc
2.15%, 07/15/2030 $ 425 $ 436
3.20%, 11/18/2029 45 50
Iron Mountain Inc
5.00%, 07/15/2028
(i)
165 171
5.25%, 07/15/2030
(i)
165 175
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(i)
620 569
5.25%, 03/15/2022
(i)
50 49
5.25%, 10/01/2025
(i)
130 124
$ 2,510
Retail - 0.36%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
50 51
4.38%, 01/15/2028
(i)
660 678
AutoNation Inc
4.75%, 06/01/2030 60 70
FirstCash Inc
4.63%, 09/01/2028
(i)
171 176
McDonald's Corp
3.63%, 09/01/2049 230 260
Staples Inc
10.75%, 04/15/2027
(i),(n)
2,048 1,423
Yum! Brands Inc
4.75%, 01/15/2030
(i)
230 254
$ 2,912
Semiconductors - 0.37%
Broadcom Corp / Broadcom Cayman Finance Ltd
3.50%, 01/15/2028 10 11
3.88%, 01/15/2027 40 44
Broadcom Inc
4.15%, 11/15/2030 20 23
4.30%, 11/15/2032 740 852
4.75%, 04/15/2029 710 833
5.00%, 04/15/2030 225 268
Micron Technology Inc
4.66%, 02/15/2030 30 35
5.33%, 02/06/2029 670 801
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(i)
70 77
3.40%, 05/01/2030
(i)
40 44
$ 2,988
Software - 0.06%
MSCI Inc
3.63%, 09/01/2030
(i)
265 278
Open Text Corp
3.88%, 02/15/2028
(i)
70 72
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
65 67
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
65 70
$ 487
Sovereign - 8.75%
1MDB Global Investments Ltd
4.40%, 03/09/2023 900 904
Abu Dhabi Government International Bond
0.75%, 09/02/2023
(i),(p)
1,825 1,823
1.70%, 03/02/2031
(i),(p)
1,825 1,814
2.50%, 04/16/2025
(i)
850 901
3.13%, 04/16/2030
(i)
1,175 1,315
Argentine Republic Government International
Bond
0.00%, 04/22/2026
(d)
825 375
0.00%, 07/06/2036
(d)
1,460 646
0.00%, 04/22/2046
(d)
1,100 481
3.88%, 01/15/2022 EUR 66 37
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Brazilian Government International Bond
2.88%, 06/06/2025 $ 1,742 $ 1,763
Colombia Government International Bond
3.88%, 04/25/2027 2,225 2,423
4.50%, 03/15/2029 375 423
Dominican Republic International Bond
5.50%, 01/27/2025 1,325 1,389
5.95%, 01/25/2027 700 750
Export-Import Bank of Korea
0.82%, 06/25/2022 650 652
3 Month USD LIBOR + 0.53%
Ghana Government International Bond
8.13%, 01/18/2026 1,275 1,301
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 64,500,000 4,469
Israel Government International Bond
2.75%, 07/03/2030 $ 2,300 2,529
3.88%, 07/03/2050 1,275 1,520
4.50%, 04/03/2120 825 1,133
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,125 1,273
Malaysia Government Bond
4.07%, 06/15/2050 MYR 8,100 2,072
Mexican Bonos
5.75%, 03/05/2026 MXN 28,300 1,323
7.75%, 11/13/2042 27,400 1,369
Mexico Government International Bond
4.75%, 04/27/2032 $ 1,650 1,891
Montenegro Government International Bond
5.75%, 03/10/2021 EUR 2,282 2,767
Peru Government Bond
6.15%, 08/12/2032 PEN 9,125 3,038
Peruvian Government International Bond
6.35%, 08/12/2028 10,000 3,450
Qatar Government International Bond
3.40%, 04/16/2025
(i)
$ 1,250 1,371
3.75%, 04/16/2030
(i)
1,175 1,368
4.40%, 04/16/2050
(i)
1,000 1,298
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(i)
700 654
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 39,717 1,549
8.88%, 02/28/2035 73,000 3,681
Romanian Government International Bond
2.00%, 01/28/2032 EUR 1,725 1,941
3.62%, 05/26/2030
(i)
750 980
Russian Federal Bond - OFZ
7.25%, 05/10/2034 RUB 225,000 3,311
Serbia International Bond
3.13%, 05/15/2027
(i)
EUR 2,025 2,583
Turkey Government International Bond
5.60%, 11/14/2024 $ 592 578
6.25%, 09/26/2022 358 363
6.35%, 08/10/2024 359 360
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(l)
1,970 1,876
4.38%, 01/27/2030
(i)
EUR 675 692
7.75%, 09/01/2023 $ 1,675 1,780
Zambia Government International Bond
5.38%, 09/20/2022 900 471
8.50%, 04/14/2024 1,900 986
8.97%, 07/30/2027 875 458
$ 70,131
Student Loan Asset Backed Securities - 0.32%
Education Funding Trust Trust
2.79%, 07/25/2041
(i)
320 323

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(i)
$ 140 $ 143
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(i)
445 451
Navient Private Education Refi Loan Trust
2019-G
3.08%, 10/15/2068
(i)
105 104
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 100
SLM Private Credit Student Loan Trust 2003-A
3.68%, 06/15/2032 189 184
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.66%, 03/15/2033 50 48
1.00 x US 28 Day Auction Rate + 0.00%
3.67%, 03/15/2033 450 436
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 105
SMB Private Education Loan Trust 2017-B
0.91%, 10/15/2035
(i)
227 225
1.00 x 1 Month USD LIBOR + 0.75%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 101
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(i)
31 31
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(i)
173 176
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 166
$ 2,593
Supranational Bank - 0.80%
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 875 887
European Investment Bank
0.63%, 07/25/2025 139 141
1.63%, 03/14/2025 2,220 2,345
International Bank for Reconstruction &
Development
0.63%, 04/22/2025 694 701
1.63%, 01/15/2025 2,220 2,340
$ 6,414
Telecommunications - 1.15%
AT&T Inc
3.65%, 06/01/2051 325 343
C&W Senior Financing DAC
7.50%, 10/15/2026
(i)
1,850 1,975
CommScope Inc
6.00%, 03/01/2026
(i)
250 266
7.13%, 07/01/2028
(i)
455 485
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
95 94
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(i)
1,064 1,106
Intrado Corp
8.50%, 10/15/2025
(i)
1,912 1,693
Kenbourne Invest SA
6.88%, 11/26/2024
(i)
355 369
Level 3 Financing Inc
4.63%, 09/15/2027
(i)
55 58
Millicom International Cellular SA
5.13%, 01/15/2028
(i)
200 209
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 2,410 2,481
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Capital Corp
6.88%, 11/15/2028 $ 40 $ 51
T-Mobile USA Inc
4.50%, 02/01/2026 65 67
$ 9,197
Transportation - 0.02%
FedEx Corp
4.05%, 02/15/2048 5 6
4.10%, 02/01/2045 55 62
5.25%, 05/15/2050 75 100
$ 168
Trucking & Leasing - 0.02%
Aviation Capital Group LLC
5.50%, 12/15/2024
(i)
175 180
TOTAL BONDS $ 310,230
CONVERTIBLE BONDS - 0.38%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.10%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 $ 315 $ 336
1.25%, 05/15/2027
(i)
475 471
$ 807
Commercial Services - 0.01%
Chegg Inc
0.00%, 09/01/2026
(d),(i)
60 61
Media - 0.26%
DISH Network Corp
2.38%, 03/15/2024 555 522
3.38%, 08/15/2026 1,573 1,551
$ 2,073
Oil & Gas - 0.00%
Chesapeake Energy Corp
0.00%, 09/15/2026
(d)
190 8
Telecommunications - 0.00%
CalAmp Corp
2.00%, 08/01/2025 45 37
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 73
TOTAL CONVERTIBLE BONDS $ 3,059
SENIOR FLOATING RATE INTERESTS
- 0.91%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
3.76%, 08/07/2026
(q)
$ 720 $ 653
1 Month USD LIBOR + 3.50%
Airlines - 0.04%
JetBlue Airways Corp
6.24%, 06/12/2024
(q)
12 12
1 Month USD LIBOR + 5.25%
Mileage Plus Holdings LLC
6.25%, 06/25/2027
(q)
318 321
1 Month USD LIBOR + 5.25%
$ 333
Automobile Parts & Equipment - 0.15%
American Axle & Manufacturing Inc
3.00%, 03/08/2024
(q)
403 391
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
5.58%, 06/27/2025
(q)
975 835
3 Month USD LIBOR + 4.50%
$ 1,226
Commercial Services - 0.06%
Employbridge LLC
5.50%, 04/18/2025
(q)
125 112
3 Month USD LIBOR + 4.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
155
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Kingpin Intermediate Holdings LLC
4.50%, 07/03/2024
(q)
$ 401 $ 330
3 Month USD LIBOR + 3.50%
$ 442
Computers - 0.05%
Electronics For Imaging Inc
5.18%, 07/02/2026
(q)
372 294
3 Month USD LIBOR + 5.00%
Genuine Financial Holdings LLC
3.90%, 06/27/2025
(q)
110 100
3 Month USD LIBOR + 3.75%
Redstone Buyer LLC
0.00%, 06/29/2027
(q),(r)
31 31
1 Month USD LIBOR + 5.00%
$ 425
Diversified Financial Services - 0.03%
4L Technologies
8.50%, 02/05/2024
(q)
199 173
1 Month USD LIBOR + 7.50%
Hudson River Trading LLC
0.00%, 02/18/2027
(q),(r)
50 49
1 Month USD LIBOR + 3.00%
$ 222
Electric - 0.01%
PG&E Corp
5.50%, 06/18/2025
(q)
57 56
1 Month USD LIBOR + 4.50%
Electronics - 0.00%
Tech Data Corp
3.63%, 06/26/2025
(q)
37 37
1 Month USD LIBOR + 3.50%
Engineering & Construction - 0.01%
Tutor Perini Corp
0.00%, 08/13/2027
(q),(r)
44 43
Entertainment - 0.12%
Deluxe Entertainment Services Group Inc
6.00%, PIK 1.50%, 03/25/2024
(f),(g),(o),(q)
382 3 50
1 Month USD LIBOR + 6.50%
7.00%, PIK 2.50%, 09/25/2024
(f),(g),(o),(q)
801 240
1 Month USD LIBOR + 8.50%
$ 590
Healthcare - Services - 0.04%
Air Methods Corp
4.50%, 04/12/2024
(q)
374 328
3 Month USD LIBOR + 3.50%
Household Products & Wares - 0.03%
Acuity Specialty Products Inc
5.07%, 08/09/2024
(q)
236 217
3 Month USD LIBOR + 4.00%
Insurance - 0.03%
Sedgwick Claims Management Services Inc
5.25%, 09/03/2026
(q)
225 224
1 Month USD LIBOR + 4.25%
Internet - 0.02%
Airbnb Inc
8.50%, 04/14/2025
(q)
169 178
1 Month USD LIBOR + 7.50%
Go Daddy Operating Co LLC
0.00%, 08/07/2027
(q),(r)
14 14
1 Month USD LIBOR + 2.50%
$ 192
Leisure Products & Services - 0.01%
Carnival Corp
8.50%, 06/26/2025
(q)
40 39
1 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.01%
Vertical US Newco
0.00%, 06/30/2027
(q),(r)
$ 60 $ 59
Media - 0.09%
Meredith Corp
0.00%, 07/23/2027
(q),(r)
92 92
NEP Group Inc
3.41%, 10/20/2025
(q)
346 290
3 Month USD LIBOR + 3.25%
UPC Financing Partners
0.00%, 01/20/2029
(q),(r)
40 39
0.00%, 01/20/2029
(q),(r)
40 39
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 235 275
3 Month Euro Interbank Offered Rate +
3.00%
$ 735
Oil & Gas - 0.01%
California Resources Corp
0.00%, 11/14/2022
(d),(q)
$ 184 67
1 Month USD LIBOR + 4.75%
Gavilan Resources LLC
0.00%, 03/01/2024
(d),(q)
680 3
3 Month USD LIBOR + 6.00%
$ 70
Oil & Gas Services - 0.01%
ChampionX Holding Inc
5.99%, 05/28/2027
(q)
14 14
1 Month USD LIBOR + 5.00%
Lealand Finance Co BV
3.15%, 06/28/2024
(q)
44 39
1 Month USD LIBOR + 3.00%
$ 53
Packaging & Containers - 0.01%
Graham Packaging Co Inc
4.50%, 08/06/2027
(q)
50 50
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0.01%
Milano Acquisition
0.00%, 08/17/2027
(q),(r)
106 10 4
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, PIK 12.50%, 02/04/2024
(d),(o),(q)
7 7
Software - 0.03%
GlobalLogic Holdings Inc
0.00%, 08/23/2027
(q),(r)
82 81
1 Month USD LIBOR + 3.75%
Mitchell International Inc
4.75%, 12/01/2024
(q)
90 88
1 Month USD LIBOR + 4.25%
Riverbed Technology Inc
4.25%, 04/24/2022
(q)
66 58
3 Month USD LIBOR + 3.25%
Ultimate Software Group Inc/The
4.75%, 05/04/2026
(q)
45 45
1 Month USD LIBOR + 4.00%
$ 272
Telecommunications - 0.06%
GTT Communications Inc
2.91%, 05/31/2025
(q)
368 290
3 Month USD LIBOR + 2.75%
LogMeIn Inc
0.00%, 08/14/2027
(q),(r)
230 224
1 Month USD LIBOR + 4.75%
$ 514
TOTAL SENIOR FLOATING RATE INTERESTS $ 6,891

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
156
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 56.1 8%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2.62%
2.00%, 10/01/2050
(s)
$ 5,314 $ 5,468
3.00%, 07/01/2050
(n)
14,531 15,529
$ 20,997
U.S. Treasury - 50.4 4%
0.13%, 06/30/2022
(n)
2,773 2,772
0.25%, 06/15/2023
(n)
17,829 17,882
0.63%, 03/31/2027
(n)
15,384 15,564
0.63%, 08/15/2030
(n)
4,928 4,895
1.13%, 02/28/2022 7,000 7,102
1.25%, 10/31/2021
(n)
20,120 20,370
1.38%, 08/31/2026
(n)
32,741 34,667
1.63%, 10/31/2026
(n)
18,321 19,686
1.63%, 11/30/2026
(n)
28,604 30,750
1.88%, 03/31/2022
(n)
18,234 18,732
2.13%, 05/15/2022
(n)
23,265 24,047
2.13%, 11/30/2024
(n)
48,717 52,633
2.25%, 03/31/2021
(n)
13,602 13,764
2.50%, 01/15/2022
(n)
26,693 27,550
2.50%, 02/15/2022
(n)
18,234 18,857
2.50%, 03/31/2023
(n)
20,137 21,361
2.63%, 06/30/2023
(n)
17,799 19,044
2.63%, 12/31/2023
(n)
36,039 38,974
3.00%, 02/15/2047
(n)
7,172 9,688
3.75%, 11/15/2043
(n)
3,940 5,839
$ 404,177
U.S. Treasury Bill - 1.29%
0.10%, 11/27/2020
(t),(u)
1,285 1,285
0.12%, 06/17/2021
(t)
2,640 2,637
0.13%, 07/15/2021
(t)
1,320 1,318
0.14%, 10/13/2020
(t)
1,900 1,900
0.14%, 11/19/2020
(t)
1,275 1,275
1.50%, 11/05/2020
(t)
1,895 1,895
$ 10,310
U.S. Treasury Inflation-Indexed Obligations - 1.83%
0.13%, 10/15/2024
(n)
1,391 1,489
0.13%, 04/15/2025
(n)
7,610 8,184
0.50%, 04/15/2024
(n)
4,709 5,043
$ 14,716
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 450,200
REPURCHASE AGREEMENTS - 34.63%
Maturity
Amount (000's) Value (000's)
Banks - 34.63%
Merrill Lynch Repurchase Agreement on
securities sold short; 0.00% traded 03/18/2020
(collateralized by Turkey Government
International Bond; $668,626; 11.88%; dated
01/15/30)
(d),(v)
$ 631 $ 631
Merrill Lynch Repurchase Agreement on
securities sold short; 0.01% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $11,076,483;
0.25%; dated 07/31/25)
11,067 11,067
Merrill Lynch Repurchase Agreement on
securities sold short; (0.01)% traded
08/31/2020 maturing 09/02/2020
(collateralized by United States Treasury Note/
Bond; $23,376,898; 0.38%; dated 07/31/27)
23,325 23,325
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $26,862,939;
2.25%; dated 02/15/37)
26,844 26,844
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$3,301,905; 0.25%; dated 07/15/29)
$ 3,300 $ 3,300
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $40,104,946;
1.75%; dated 12/31/24)
40,111 40,111
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $34,017,408;
1.38%; dated 02/15/23)
34,026 34,026
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $20,987,236;
1.13%; dated 02/28/22)
20,996 20,996
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $23,349,119;
0.50%; dated 03/31/25)
23,346 23,346
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $13,848,553;
0.13%; dated 05/15/23)
13,851 13,851
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $38,096,157;
0.25%; dated 05/31/25)
38,069 38,069
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $36,153,291;
0.13%; dated 07/15/23)
36,170 36,170
Merrill Lynch Repurchase Agreement on
securities sold short; (0.08)% traded
08/31/2020 maturing 09/02/2020
(collateralized by United States Treasury Note/
Bond; $3,015,607; 1.25%; dated 05/15/50)
2,968 2,969
Merrill Lynch Repurchase Agreement on
securities sold short; (0.30)% traded
03/18/2020 (collateralized by Republic of
South Africa Government International Bond;
$3,150,070; 4.85%; dated 09/27/27)
(v)
2,952 2,95 6
$ 277,66 1
TOTAL REPURCHASE AGREEMENTS $ 277,66 1
TOTAL PURCHASED OPTIONS - 0.18% $ 1,463
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.02% $ 128
Total Investments $ 1,487,481
Other Assets and Liabilities -  (85.60)% (686,058)
TOTAL NET ASSETS - 100.00% $ 801, 423
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
157
(e) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $102,729 or
12.81% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,138 or 0.77%
of net assets.
(h) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $159,276 or 19.87% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $414,047 or 51.66% of net assets.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Security purchased on a when-issued basis.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after August 31, 2020, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Rate shown is the discount rate of the original purchase.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440 or 0.05% of net assets.
(v) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 63.32%
Financial 43.23%
Money Market Funds 12.14%
Consumer, Non-cyclical 11.27%
Mortgage Securities 9.91%
Communications 7.50%
Consumer, Cyclical 7.44%
Industrial 7.16%
Asset Backed Securities 6.86%
Technology 6.85%
Energy 4.17%
Basic Materials 3.31%
Utilities 2.08%
Purchased Options 0.18%
Investment Companies 0.10%
Diversified 0.03%
Purchased Interest Rate Swaptions 0.02%
Investments Sold Short (53. 30 )%
Other Assets and Liabilities
(32. 30 )%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 151,384 $ 1,072,757 $ 1,135,105 $ 89,036
$ 151,384 $ 1,072,757 $ 1,135,105 $ 89,036
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,047 $ — $ — $ —
$ 1,047 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series E   0.00% 06/24/2015 $ 157 $ 137 0.02%
DraftKings Pipe 12/04/2014-08/14/2020 79 597 0.08%
Element Comm Aviation 06/15/2015 2,800 315 0.04%
Forward Venture Services LLC   0.00% 11/20/2014 102 299 0.04%
Jand Inc 04/23/2015 19 38 0.00%
Jand Inc   0.00% 04/23/2015 43 86 0.01%
Marklogic Corp   0.00% 04/27/2015 172 129 0.02%
Veracode Inc   0.00% 04/18/2017 2 4 3 0.00%
WE Company Common Class A 12/08/2014 6 2 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 38 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 30 0.00%
Total $ 1,674 0.22%
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
158
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - SPDR Gold Shares ETP N/A 22 $ 2 $ 200.00 01/24/2022 $ 28 $ 31 $ 3
Call - Bayer AG N/A 228 EUR 23 EUR 60.00 10/19/2020 49 36 (13)
Call - Coca-Cola Co/The N/A 127 $ 13 $ 47.50 12/21/2020 35 44 9
Call - SPDR S&P Oil & Gas
Exploration & Production ETF
N/A 69 7 $ 60.00 01/18/2021 35 20 (15)
Put - iShares Russell 2000 ETF N/A 62 6 $ 137.00 12/21/2020 29 30 1
Put - iShares Russell 2000 ETF N/A 62 6 $ 145.00 12/21/2020 40 43 3
Put - MAXIS Nikkei 225 Index N/A 10 JPY 10 JPY 22,500.00 09/14/2020 49 11 (38)
Put - S&P 500 Index N/A 48 $ 5 $ 3,100.00 12/21/2020 385 426 41
Put - S&P 500 Index N/A 17 2 $ 3,150.00 03/22/2021 277 259 (18)
Put - S&P 500 Index N/A 48 5 $ 2,950.00 09/21/2020 411 21 (390)
Put - SPDR S&P 500 ETF Trust N/A 21 2 $ 296.00 12/21/2020 16 15 (1)
Put - SPDR S&P 500 ETF Trust N/A 21 2 $ 313.00 12/21/2020 23 20 (3)
Call - EUR versus USD Goldman Sachs & Co 1 EUR 2,775 EUR 1.18 09/10/2020 27 43 16
Call - USD versus IDR Standard Chartered Bank,
Hong Kong
1 $ 1,158 $ 15,500.00 11/04/2020 14 6 (8)
Call - USD versus KRW Goldman Sachs & Co 1 1,665 $ 1,250.00 12/18/2020 19 8 (11)
Call - USD versus KRW Goldman Sachs & Co 1 1,388 $ 1,260.00 12/08/2020 15 5 (10)
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 3,474 $ 32.15 11/17/2020 22 8 (14)
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 4,163 $ 31.50 10/16/2020 34 16 (18)
Put - EUR versus JPY Goldman Sachs & Co 1 EUR 2,775 EUR 124.00 10/30/2020 21 20 (1)
Put - USD versus BRL Morgan Stanley & Co 1 $ 1,981 $ 5.15 10/16/2020 57 16 (41)
Put - USD versus BRL Goldman Sachs & Co 1 1,698 $ 5.15 10/16/2020 45 13 (32)
Put - USD versus BRL BNP Paribas 1 3,962 $ 4.82 10/16/2020 117 5 (112)
Put - USD versus CLP Deutsche Bank AG 1 4,170 $ 795.00 10/02/2020 108 124 16
Put - USD versus CNH Goldman Sachs & Co 1 4,290 $ 6.89 12/14/2020 32 53 21
Put - USD versus CNH JPMorgan Chase 1 2,027 $ 6.90 01/06/2021 14 28 14
Put - USD versus MXN Goldman Sachs & Co 1 463 $ 21.50 12/24/2020 9 8 (1)
Put - USD versus MXN Goldman Sachs & Co 1 2,316 $ 21.50 12/24/2020 42 39 (3)
Put - USD versus THB JPMorgan Chase 1 2,895 $ 30.75 09/15/2020 5 2 (3)
Put - USD versus THB Bank of America NA 1 2,775 $ 30.75 09/15/2020 5 2 (3)
Call - US 10 Year Note Future;
December 2020
N/A 342 342 $ 140.50 09/28/2020 131 21 (110)
Call - US 10 Year Note Future;
December 2020
N/A 29 29 $ 140.00 09/28/2020 4 4 —
Call - US 10 Year Note Future;
December 2020
N/A 116 116 $ 142.00 09/28/2020 20 2 (18)
Put - 90 Day Eurodollar Future;
December 2022
N/A 279 698 $ 99.63 12/14/2020 41 28 (13)
Put - 90 Day Eurodollar Future;
September 2021
N/A 155 388 $ 99.75 09/14/2020 8 1 (7)
Put - 90 Day Eurodollar Future;
September 2022
N/A 55 138 $ 99.63 09/14/2020 7 — (7)
Put - US 10 Year Note Future;
December 2020
N/A 58 58 $ 140.00 09/28/2020 38 52 14
Put - US 5 Year Note Future;
December 2020
N/A 135 135 $ 125.25 09/28/2020 9 3 (6)
Put - US 5 Year Note Future;
December 2020
N/A 7 7 $ 123.00 11/23/2020 — — —
Total $ 2,221 $ 1,463 $ (758)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Allstate Corp/The N/A 1 $ — $ 100.00 10/19/2020 $ — $ — $ —
Call - Altria Group Inc N/A 1 — $ 45.00 10/19/2020 — — —
Call - Applied Materials Inc N/A 2 — $ 70.00 10/19/2020 — — —
Call - AT&T Inc N/A 3 — $ 31.00 10/19/2020 — — —
Call - Bayer AG N/A 228 EUR 23 EUR 65.00 10/19/2020 (17) (15) 2
Call - Best Buy Co Inc N/A 1 $ — $ 130.00 10/19/2020 — — —
Call - Bristol-Myers Squibb Co N/A 2 — $ 65.00 10/19/2020 — — —
Call - Chevron Corp N/A 1 — $ 97.50 10/19/2020 — — —
Call - Citigroup Inc N/A 1 — $ 55.00 10/19/2020 — — —
Call - Coca-Cola Co/The N/A 127 13 $ 57.50 12/21/2020 (4) (4) —
Call - Comcast Corp N/A 3 — $ 45.00 10/19/2020 (1) (1) —
Call - CSX Corp N/A 1 — $ 77.50 10/19/2020 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
159
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - DR Horton Inc N/A 1 $ — $ 82.50 10/19/2020 $ — $ — $ —
Call - eBay Inc N/A 2 — $ 65.00 10/19/2020 — — —
Call - Enterprise Products Partners
LP
N/A 6 1 $ 20.00 10/19/2020 — — —
Call - HP Inc N/A 4 — $ 20.00 10/19/2020 — — —
Call - Kroger Co/The N/A 3 — $ 39.00 10/19/2020 — — —
Call - Merck & Co Inc N/A 1 — $ 90.00 10/19/2020 — — —
Call - MetLife Inc N/A 2 — $ 42.50 10/19/2020 — — —
Call - Newmont Corp N/A 1 — $ 75.00 10/19/2020 — — —
Call - Nexstar Media Group Inc N/A 1 — $ 105.00 10/19/2020 — — —
Call - NortonLifeLock Inc N/A 4 — $ 25.00 10/19/2020 — — —
Call - Oracle Corp N/A 1 — $ 60.00 10/19/2020 — — —
Call - Philip Morris International
Inc
N/A 1 — $ 82.50 10/19/2020 — — —
Call - Procter & Gamble Co/The N/A 1 — $ 145.00 10/19/2020 — — —
Call - Progressive Corp/The N/A 1 — $ 95.00 10/19/2020 (1) (1) —
Call - PulteGroup Inc N/A 2 — $ 50.00 10/19/2020 — — —
Call - QUALCOMM Inc N/A 1 — $ 125.00 10/19/2020 (1) (1) —
Call - Truist Financial Corp N/A 2 — $ 42.50 10/19/2020 — — —
Call - Williams Cos Inc/The N/A 3 — $ 23.00 10/19/2020 — — —
Put - Coca-Cola Co/The N/A 127 13 $ 37.50 12/21/2020 (10) (4) 6
Put - S&P 500 Index N/A 17 2 $ 2,875.00 03/22/2021 (178) (171) 7
Put - S&P 500 Index N/A 48 5 $ 2,775.00 12/21/2020 (191) (221) (30)
Call - EUR versus HUF JPMorgan Chase 1 EUR 1,415 EUR 360.00 10/29/2020 (13) (12) 1
Call - EUR versus USD Goldman Sachs & Co 1 1,388 EUR 1.22 11/11/2020 (9) (11) (2)
Call - USD versus CLP Deutsche Bank AG 1 $ 1,430 $ 815.00 10/02/2020 (16) (5) 11
Call - USD versus CNH Goldman Sachs & Co 1 1,737 $ 7.16 01/06/2021 (22) (9) 13
Call - USD versus COP Citigroup Inc 1 1,430 $ 4,000.00 12/16/2020 (26) (18) 8
Call - USD versus MXN Goldman Sachs & Co 1 1,448 $ 23.00 12/24/2020 (41) (30) 11
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 4,163 $ 32.50 10/16/2020 (11) (2) 9
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 3,474 $ 33.00 11/17/2020 (10) (3) 7
Put - USD versus CLP Goldman Sachs & Co 1 3,892 $ 755.00 10/02/2020 (13) (15) (2)
Put - USD versus INR BNP Paribas 1 1,687 $ 73.50 12/16/2020 (18) (17) 1
Put - USD versus INR JPMorgan Chase 1 1,019 $ 73.50 12/16/2020 (8) (10) (2)
Call - 90 Day Eurodollar Future;
September 2023
N/A 55 138 $ 99.63 09/14/2020 (12) (8) 4
Put - 90 Day Eurodollar Future;
December 2022
N/A 279 698 $ 99.38 12/14/2020 (16) (7) 9
Put - 90 Day Eurodollar Future;
September 2021
N/A 100 250 $ 99.63 09/14/2020 (2) (1) 1
Put - US 10 Year Note Future;
December 2020
N/A 116 116 $ 138.00 09/28/2020 (18) (13) 5
Put - US 5 Year Note Future;
December 2020
N/A 21 21 $ 116.00 11/23/2020 — — —
Total $ (638) $ (579) $ 59
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Pay ZAR 27,750 7.59% 11/12/2020 $ 47 $ 71 $ 24
Call - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Pay PLN 9,435 0.82% 11/05/2020 20 13 (7)
Call - 5 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Pay ZAR 48,724 5.50% 11/10/2020 23 39 16
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Pay PLN 9,435 0.88% 11/11/2020 21 5 (16)
Total $ 111 $ 128 $ 17

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
160
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 27,750 6.75% 11/12/2020 $ (12) $ (17) $ (5)
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Receive PLN 9,435 1.43% 11/11/2020 (8) — 8
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Receive 9,435 1.37% 11/05/2020 (7) — 7
Total $ (27) $ (17) $ 10
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month SOFR; December 2020 Long 69 $ 28,729 $ 2
1 Month SOFR; January 2021 Short 69 28,731 (2)
30 Day Federal Funds; September 2020 Long 166 69,115 (8)
90 Day Eurodollar; December 2021 Long 299 74,586 7
90 Day Eurodollar; December 2021 Long 100 24,945 6
90 Day Eurodollar; December 2022 Short 100 24,935 (10)
90 Day Eurodollar; September 2020 Short 277 69,089 (33)
90 Day Eurodollar; September 2021 Long 342 85,333 13
90 Day Eurodollar; September 2022 Short 342 85,308 (54)
90 Day Eurodollar; September 2023 Short 2 498 (4)
90 Day Short Sterling; December 2021 Long 227 37,923 11
Australia 10 Year Bond; September 2020 Long 32 3,480 (24)
Brent Crude; November 2020
(a)
Short 11 498 1
CAC40 Index; September 2020 Long 29 1,710 (7)
Canada 10 Year Bond; December 2020 Long 109 12,613 (49)
Cocoa; December 2020
(a)
Short 13 306 (13)
Coffee 'C'; December 2020
(a)
Short 3 145 (15)
Corn; December 2020
(a)
Short 74 1,324 (64)
Cotton No.2; December 2020
(a)
Long 14 456 9
DAX Index; September 2020 Long 9 3,471 58
DJ Euro Stoxx 50; September 2020 Short 46 1,792 (75)
DJ Euro Stoxx 50; September 2020 Long 79 3,078 3
DJ Euro Stoxx 50; September 2020 Short 267 10,403 (664)
Dollar Index; September 2020 Short 14 1,290 48
E-Mini DJIA Index; September 2020 Long 33 4,689 239
eMini MSCI Emerging Markets; September 2020 Short 17 935 (113)
Euribor; December 2021 Long 24 7,194 (1)
Euro Bond 10 Year Bond; September 2020 Short 3 629 —
Euro Schatz; September 2020 Long 111 14,838 (8)
Euro-Bobl 5 Year; September 2020 Long 19 3,053 (5)
FTSE China A50 Index; September 2020 Short 6 93 —
FTSE100 Index; September 2020 Short 45 3,586 (11)
Gasoline RBOB; October 2020
(a)
Long 14 714 8
Gold 100 oz; December 2020
(a)
Long 11 2,176 (8)
Hang Seng Index; September 2020 Short 12 1,941 27
Hang Seng Index; September 2020 Long 10 1,618 (18)
HSCEI China Index; September 2020 Short 27 1,739 52
Japan 10 Year Bond TSE; September 2020 Short 10 14,312 39
Japan Topix Index; September 2020 Short 20 3,052 8
Japan Topix Index; September 2020 Long 15 2,289 50
KC HRW Wheat; December 2020
(a)
Short 29 689 (70)
LME Copper; December 2020
(a)
Long 20 3,333 97
LME Copper; September 2020
(a)
Short — — (156)
LME PRI Alum; December 2020
(a)
Long 19 857 (2)
LME PRI Alum; September 2020
(a)
Short — — (123)
LME Zinc; December 2020
(a)
Long 14 882 69
LME Zinc; September 2020
(a)
Short — — (87)
Low Sulphur Gasoline; October 2020
(a)
Short 21 773 30
Mini Japan 10 Year Bond; September 2020 Short 12 1,717 4
Nasdaq 100 E-Mini; September 2020 Long 12 2,907 248
Natural Gas; October 2020
(a)
Short 44 1,157 (132)
Nikkei 225 OSE; September 2020 Short 13 2,843 (57)
Nikkei 225 OSE; September 2020 Long 18 3,936 79
NY Harb ULSD; October 2020
(a)
Short 16 818 36
Russell 2000 Emini; September 2020 Short 205 16,003 (1,394)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
161
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2020 Long 30 $ 2,342 $ 71
S&P 500 Emini; September 2020 Short 46 8,048 (1,063)
S&P 500 Emini; September 2020 Short 9 1,575 (82)
S&P 500 Emini; September 2020 Long 30 5,248 429
S&P Mid 400 Emini; September 2020 Short 21 4,044 (393)
S&P/TSX 60 Index; September 2020 Short 10 1,516 (114)
Silver; December 2020
(a)
Long 9 1,287 72
Soybean Meal; December 2020
(a)
Short 18 563 (30)
Soybean Oil; December 2020
(a)
Long 12 237 2
Soybean; November 2020
(a)
Short 33 1,573 (129)
SPI 200 Index; September 2020 Short 2 222 (8)
Sugar #11; March 2021
(a)
Long 36 535 —
UK 10 Year Gilt; December 2020 Long 35 6,317 (34)
US 10 Year Note; December 2020 Short 73 10,165 (25)
US 10 Year Note; December 2020 Long 97 13,507 3
US 10 Year Note; December 2020 Short 22 3,064 (3)
US 10 Year Ultra Note; September 2020 Short 87 13,686 45
US 2 Year Note; December 2020 Short 102 22,536 (1)
US 2 Year Note; December 2020 Long 177 39,107 14
US 2 Year Note; September 2020 Short 121 26,723 (2)
US 5 Year Note; December 2020 Short 41 5,167 (5)
US 5 Year Note; December 2020 Long 216 27,223 29
US Long Bond; December 2020 Short 89 15,639 (23)
US Long Bond; December 2020 Long 6 1,054 4
US Long Bond; December 2020 Long 19 3,339 (25)
US Ultra Bond; December 2020 Short 40 8,836 (101)
US Ultra Bond; December 2020 Short 18 3,976 —
Wheat; December 2020
(a)
Short 30 828 (75)
WTI Crude; October 2020
(a)
Short 18 767 (7)
Total $ (3,514)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/01/2020 $ 340 EUR 286 $ — $ (1)
Bank of America NA 09/01/2020 EUR 972 $ 1,158 2 —
Bank of America NA 09/01/2020 $ 820 EUR 686 1 —
Bank of America NA 09/01/2020 $ 822 HUF 244,475 1 —
Bank of America NA 09/01/2020 HUF 244,475 $ 821 — —
Bank of America NA 09/01/2020 $ 840 JPY 88,861 1 —
Bank of America NA 09/01/2020 JPY 88,861 $ 833 6 —
Bank of America NA 09/01/2020 $ 2 MXN 41 — —
Bank of America NA 09/01/2020 $ 172 MXN 3,738 1 —
Bank of America NA 09/01/2020 MXN 3,779 $ 172 1 —
Bank of America NA 09/01/2020 PLN 4 $ 1 — —
Bank of America NA 09/01/2020 PLN 1,254 $ 341 — —
Bank of America NA 09/01/2020 $ 342 PLN 1,259 — —
Bank of America NA 09/02/2020 $ 911 EUR 763 — —
Bank of America NA 09/02/2020 EUR 763 $ 911 — —
Bank of America NA 09/02/2020 $ 910 JPY 96,512 — (1)
Bank of America NA 09/02/2020 JPY 96,493 $ 911 — —
Bank of America NA 09/08/2020 $ 2,631 COP 9,953,429 — (29)
Bank of America NA 09/08/2020 $ 278 KRW 332,015 — (2)
Bank of America NA 09/10/2020 $ 429 CLP 341,055 — (10)
Bank of America NA 09/10/2020 CLP 885,957 $ 1,144 — (4)
Bank of America NA 09/14/2020 AUD 1,110 $ 807 12 —
Bank of America NA 09/14/2020 $ 2,786 AUD 3,885 — (79)
Bank of America NA 09/14/2020 GBP 1,665 $ 2,185 41 —
Bank of America NA 09/14/2020 $ 2,918 GBP 2,220 — (50)
Bank of America NA 09/14/2020 $ 6,390 EUR 5,392 — (46)
Bank of America NA 09/14/2020 $ 1,990 EUR 1,665 3 —
Bank of America NA 09/14/2020 EUR 10,026 $ 11,827 140 —
Bank of America NA 09/14/2020 JPY 88,100 $ 833 — (1)
Bank of America NA 09/14/2020 JPY 324,089 $ 3,053 8 —
Bank of America NA 09/14/2020 $ 1,110 NZD 1,665 — (11)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
162
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/14/2020 NZD 1,665 $ 1,092 $ 29 $ —
Bank of America NA 09/14/2020 $ 1,648 NOK 14,564 — (20)
Bank of America NA 09/14/2020 NOK 14,753 $ 1,637 52 —
Bank of America NA 09/14/2020 SEK 5,723 $ 662 — —
Bank of America NA 09/14/2020 $ 2,934 SEK 25,677 — (35)
Bank of America NA 09/14/2020 $ 2,220 CHF 2,019 — (14)
Bank of America NA 09/14/2020 CHF 1,012 $ 1,110 10 —
Bank of America NA 09/16/2020 $ 463 CNH 3,256 — (12)
Bank of America NA 09/16/2020 CNH 3,243 $ 463 10 —
Bank of America NA 09/16/2020 EUR 3,737 $ 4,268 192 —
Bank of America NA 09/16/2020 $ 4,317 EUR 3,737 — (143)
Bank of America NA 09/16/2020 $ 312 INR 23,294 — (5)
Bank of America NA 09/16/2020 INR 47,382 $ 623 21 —
Bank of America NA 09/16/2020 JPY 60,511 $ 572 — (1)
Bank of America NA 09/16/2020 $ 3,098 JPY 331,447 — (32)
Bank of America NA 09/16/2020 JPY 364,068 $ 3,395 43 —
Bank of America NA 09/16/2020 $ 869 JPY 91,360 6 —
Bank of America NA 09/16/2020 $ 7,832 THB 246,252 — (81)
Bank of America NA 09/16/2020 THB 79,039 $ 2,553 — (13)
Bank of America NA 09/16/2020 THB 91,695 $ 2,918 28 —
Bank of America NA 09/18/2020 $ 8,602 AUD 12,114 — (332)
Bank of America NA 09/18/2020 AUD 23,663 $ 15,617 835 —
Bank of America NA 09/18/2020 $ 9,332 GBP 7,376 — (528)
Bank of America NA 09/18/2020 GBP 13,514 $ 15,401 664 —
Bank of America NA 09/18/2020 $ 9,381 CAD 13,992 — (348)
Bank of America NA 09/18/2020 CAD 13,863 $ 10,464 166 —
Bank of America NA 09/18/2020 $ 10,096 EUR 9,488 — (230)
Bank of America NA 09/18/2020 EUR 19,205 $ 22,077 848 —
Bank of America NA 09/18/2020 $ 3,659 JPY 384,183 31 —
Bank of America NA 09/18/2020 JPY 1,483,180 $ 13,116 — (108)
Bank of America NA 09/18/2020 $ 30,030 JPY 3,419,581 — (266)
Bank of America NA 09/18/2020 JPY 2,714,469 $ 25,376 261 —
Bank of America NA 09/18/2020 MXN 83 $ 4 — —
Bank of America NA 09/18/2020 $ 2,460 MXN 55,574 — (75)
Bank of America NA 09/18/2020 MXN 111,603 $ 5,010 81 —
Bank of America NA 09/18/2020 NZD 11,492 $ 7,585 155 —
Bank of America NA 09/18/2020 $ 6,767 NZD 10,357 — (208)
Bank of America NA 09/18/2020 $ 1 CHF 1 — —
Bank of America NA 09/18/2020 CHF 7,458 $ 7,931 325 —
Bank of America NA 09/18/2020 $ 384 CHF 353 — (7)
Bank of America NA 09/18/2020 CHF 5 $ 6 — —
Bank of America NA 09/18/2020 JPY 382,110 $ 3,576 33 —
Bank of America NA 09/18/2020 NOK 4,995 $ 563 9 —
Bank of America NA 09/21/2020 $ 1,110 KRW 1,316,516 1 —
Bank of America NA 09/25/2020 INR 308,013 $ 4,107 80 —
Bank of America NA 09/25/2020 $ 1,731 INR 128,869 — (21)
Bank of America NA 09/28/2020 $ 5,565 EUR 4,687 — (31)
Bank of America NA 09/28/2020 EUR 1,698 HUF 598,474 18 —
Bank of America NA 09/28/2020 EUR 4,267 $ 5,009 86 —
Bank of America NA 09/28/2020 $ 343 EUR 288 — —
Bank of America NA 09/28/2020 HUF 201,458 $ 674 2 —
Bank of America NA 09/28/2020 $ 2,178 HUF 639,853 29 —
Bank of America NA 09/28/2020 HUF 1,529,868 $ 5,233 — (96)
Bank of America NA 09/28/2020 $ 2,832 HUF 850,377 — (24)
Bank of America NA 09/28/2020 $ 1,388 KRW 1,646,654 1 —
Bank of America NA 09/30/2020 EUR 5,630 HUF 2,015,315 — (4 5 )
Bank of America NA 09/30/2020 $ 12 0 HUF 38,692 — (10)
Bank of America NA 09/30/2020 HUF 2,054,007 EUR 5,630 176 —
Bank of America NA 09/30/2020 ZAR 63,839 $ 3,493 263 —
Bank of America NA 09/30/2020 $ 3,493 ZAR 64,307 — (291)
Bank of America NA 10/02/2020 EUR 1,990 $ 2,326 50 —
Bank of America NA 10/02/2020 EUR 1,132 HUF 402,123 1 —
Bank of America NA 10/02/2020 $ 543 HUF 161,136 2 —
Bank of America NA 10/02/2020 $ 1,783 HUF 546,806 — (53)
Bank of America NA 10/05/2020 $ 4,917 CLP 3,955,677 — (172)
Bank of America NA 10/05/2020 CLP 1,592,189 $ 2,057 — (9)
Bank of America NA 10/05/2020 CLP 2,320,533 $ 2,861 125 —
Bank of America NA 10/07/2020 $ 306 CLP 249,248 — (15)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
163
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 10/07/2020 CLP 245,175 $ 305 $ 10 $ —
Bank of America NA 10/08/2020 CLP 1,176,600 $ 1,413 101 —
Bank of America NA 10/08/2020 $ 1,388 CLP 1,176,600 — (126)
Bank of America NA 10/09/2020 CLP 5,838,253 $ 7,248 264 —
Bank of America NA 10/09/2020 $ 6,938 CLP 5,838,253 — (574)
Bank of America NA 10/13/2020 $ 5,832 CNH 40,564 — (72)
Bank of America NA 10/13/2020 $ 50 IDR 745,150 — (1)
Bank of America NA 10/13/2020 IDR 753,250 $ 50 2 —
Bank of America NA 10/14/2020 $ 1,388 CLP 1,159,118 — (104)
Bank of America NA 10/14/2020 CLP 1,159,117 $ 1,388 103 —
Bank of America NA 10/14/2020 IDR 24,563,412 $ 1,498 182 —
Bank of America NA 10/14/2020 $ 1,499 IDR 24,494,481 — (177)
Bank of America NA 10/16/2020 CLP 1,641,626 $ 2,042 70 —
Bank of America NA 10/16/2020 $ 1,942 CLP 1,641,626 — (170)
Bank of America NA 10/19/2020 BRL 8,257 $ 1,613 — (108)
Bank of America NA 10/19/2020 $ 1,613 BRL 8,203 118 —
Bank of America NA 10/19/2020 CLP 1,182,774 $ 1,418 104 —
Bank of America NA 10/19/2020 $ 1,387 CLP 1,182,774 — (135)
Bank of America NA 10/26/2020 $ 343 EUR 286 1 —
Bank of America NA 10/26/2020 $ 1,151 EUR 984 — (25)
Bank of America NA 10/26/2020 PLN 5,619 $ 1,493 34 —
Bank of America NA 10/27/2020 COP 15,369,266 $ 4,053 45 —
Bank of America NA 10/27/2020 $ 4,053 COP 14,988,781 57 —
Bank of America NA 10/27/2020 $ 98 COP 380,484 — (3)
Bank of America NA 11/03/2020 $ 2,288 MXN 50,528 — (4)
Bank of America NA 11/03/2020 $ 2,860 MXN 62,863 8 —
Bank of America NA 11/03/2020 $ 869 ZAR 14,921 — (6)
Bank of America NA 11/03/2020 ZAR 14,849 $ 869 2 —
Bank of America NA 11/04/2020 IDR 8,647,944 $ 579 11 —
Bank of America NA 11/04/2020 $ 579 IDR 8,658,945 — (12)
Bank of America NA 11/05/2020 BRL 2,210 $ 401 2 —
Bank of America NA 11/05/2020 BRL 7,424 $ 1,373 — (20)
Bank of America NA 11/09/2020 $ 286 THB 8,938 — (1)
Bank of America NA 11/09/2020 $ 286 THB 8,889 — —
Bank of America NA 11/12/2020 CLP 1,143,508 $ 1,395 77 —
Bank of America NA 11/12/2020 $ 1,388 CLP 1,143,508 — (84)
Bank of America NA 11/18/2020 THB 83,170 $ 2,632 40 —
Bank of America NA 11/18/2020 $ 2,632 THB 83,055 — (36)
Bank of America NA 11/20/2020 $ 4,290 CNH 29,901 — (52)
Bank of America NA 11/23/2020 $ 858 TRY 6,511 — (3)
Bank of America NA 11/25/2020 $ 1,424 MXN 31,634 — (7)
Bank of America NA 12/15/2020 $ 1,945 CNH 13,624 — (30)
Bank of America NA 12/16/2020 EUR 850 $ 1,008 8 —
Bank of America NA 12/16/2020 INR 86,976 $ 1,158 16 —
Bank of America NA 12/16/2020 IDR 10,638,914 $ 715 7 —
Bank of America NA 12/16/2020 JPY 90,276 $ 850 4 —
Bank of America NA 12/17/2020 EUR 753 $ 890 10 —
Bank of America NA 12/17/2020 JPY 60,724 $ 579 — (5)
Bank of America NA 12/17/2020 JPY 98,604 $ 927 6 —
Bank of America NA 12/17/2020 $ 579 JPY 61,009 2 —
Bank of America NA 12/28/2020 EUR 829 $ 982 10 —
Bank of America NA 12/28/2020 $ 982 TRY 7,646 — (14)
Bank of America NA 01/06/2021 $ 1,221 CNH 8,688 — (37)
Bank of America NA 01/06/2021 INR 67,640 $ 890 21 —
Bank of America NA 01/07/2021 $ 1,476 CNH 10,482 — (41)
Bank of America NA 01/07/2021 CNH 4,102 $ 580 14 —
Bank of America NA 03/31/2021 EUR 1,408 HUF 503,702 — (4)
Bank of America NA 03/31/2021 $ 36 HUF 12,147 — (5)
Bank of America NA 03/31/2021 HUF 515,849 EUR 1,408 44 —
Bank of America NA 04/27/2021 COP 362,422 $ 92 3 —
Bank of America NA 04/27/2021 $ 4,053 COP 15,551,057 — (43)
Bank of America NA 04/27/2021 COP 15,188,635 $ 4,053 — (52)
Bank of America NA 06/01/2021 MXN 32,249 $ 1,430 — (3)
Bank of America NA 08/20/2021 CNH 30,388 $ 4,290 45 —
Bank of America NA 09/01/2021 MXN 52,371 $ 2,288 5 —
Bank of America NA 09/01/2021 MXN 32,556 $ 1,430 — (4)
Bank of New York Mellon 09/02/2020 $ 3,214 EUR 2,850 — (187)
Bank of New York Mellon 09/16/2020 $ 1,149 GBP 900 — (54)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
164
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 09/16/2020 GBP 3,400 $ 4,316 $ 229 $ —
Bank of New York Mellon 09/16/2020 DKK 2,500 $ 384 17 —
Bank of New York Mellon 09/16/2020 $ 578 DKK 3,800 — (31)
Bank of New York Mellon 09/16/2020 EUR 6,344 $ 7,300 273 —
Bank of New York Mellon 09/16/2020 $ 13,053 EUR 11,425 — (584)
Bank of New York Mellon 09/16/2020 $ 739 HKD 5,725 — —
Bank of New York Mellon 09/16/2020 HKD 2,200 $ 284 — —
Bank of New York Mellon 09/16/2020 $ 179 JPY 19,000 — —
Bank of New York Mellon 09/16/2020 JPY 70,000 $ 655 6 —
Bank of New York Mellon 09/16/2020 $ 6,946 JPY 745,600 — (96)
Bank of New York Mellon 09/16/2020 NOK 2,400 $ 266 9 —
Bank of New York Mellon 09/16/2020 $ 518 NOK 4,850 — (37)
Bank of New York Mellon 09/16/2020 $ 2,449 ZAR 41,032 32 —
Bank of New York Mellon 09/16/2020 ZAR 22,138 $ 1,340 — (36)
Bank of New York Mellon 09/16/2020 $ 470 ZAR 8,196 — (13)
Bank of New York Mellon 09/16/2020 SEK 1,400 $ 160 2 —
Bank of New York Mellon 09/16/2020 $ 973 SEK 8,750 — (39)
Bank of New York Mellon 09/16/2020 $ 790 CHF 750 — (40)
Bank of New York Mellon 09/16/2020 CHF 325 $ 355 5 —
Bank of New York Mellon 09/17/2020 $ 2,650 EUR 2,350 — (155)
Bank of New York Mellon 10/16/2020 $ 3,902 GBP 3,100 — (242)
Barclays Bank PLC 09/17/2020 $ 1,684 MYR 7,027 — (6)
Barclays Bank PLC 09/17/2020 MYR 7,217 $ 1,684 51 —
Barclays Bank PLC 10/23/2020 $ 281 EUR 245 — (12)
Barclays Bank PLC 11/09/2020 MYR 4,796 $ 1,144 13 —
Barclays Bank PLC 12/16/2020 MYR 7,042 $ 1,684 13 —
BMO Capital Markets 09/16/2020 $ 1,125 CAD 1,520 — (40)
BNP Paribas 09/16/2020 $ 4,030 GBP 3,181 — (222)
Citigroup Inc 09/18/2020 EUR 571 $ 680 1 —
Deutsche Bank AG 10/30/2020 $ 378 GBP 291 — (11)
HSBC Securities Inc 09/16/2020 $ 463 CAD 610 — (5)
HSBC Securities Inc 09/18/2020 BRL 18,250 $ 3,344 — (14)
HSBC Securities Inc 09/18/2020 $ 2,707 MXN 60,650 — (60)
HSBC Securities Inc 09/18/2020 $ 6,080 RUB 447,200 63 —
HSBC Securities Inc 09/18/2020 RUB 196,000 $ 2,653 — (16)
HSBC Securities Inc 09/18/2020 $ 1,916 RUB 143,800 — (19)
HSBC Securities Inc 09/18/2020 RUB 250,000 $ 3,352 12 —
HSBC Securities Inc 11/13/2020 $ 83 EUR 70 — (1)
JPMorgan Chase 09/16/2020 $ 7,081 EUR 6,276 — (410)
JPMorgan Chase 09/18/2020 BRL 11,200 $ 2,011 32 —
JPMorgan Chase 09/18/2020 $ 3,227 BRL 18,250 — (103)
JPMorgan Chase 09/18/2020 CNH 36,950 $ 5,310 7 6 —
JPMorgan Chase 09/18/2020 CZK 30,700 $ 1,377 18 —
JPMorgan Chase 09/18/2020 $ 7,415 EUR 6,274 — (75)
JPMorgan Chase 09/18/2020 EUR 1,835 $ 2,191 — (1)
JPMorgan Chase 09/18/2020 MXN 72,500 $ 3,293 14 —
JPMorgan Chase 09/18/2020 PEN 11,300 $ 3,202 — (12)
JPMorgan Chase 09/18/2020 $ 3,152 PEN 11,300 — (38)
JPMorgan Chase 09/18/2020 PLN 5,100 $ 1,360 25 —
JPMorgan Chase 09/18/2020 RUB 145,000 $ 1,974 — (23)
JPMorgan Chase 09/18/2020 $ 7,805 ZAR 136,347 — (226)
JPMorgan Chase 09/18/2020 ZAR 35,900 $ 2,057 5 7 —
JPMorgan Chase 09/18/2020 ZAR 38,200 $ 2,257 — (7)
JPMorgan Chase 09/18/2020 $ 2,657 TRY 19,550 5 —
Merrill Lynch 10/23/2020 $ 394 CAD 530 — (12)
Merrill Lynch 10/23/2020 $ 218 EUR 190 — (9)
Morgan Stanley & Co 09/16/2020 CNH 4,845 $ 689 17 —
Morgan Stanley & Co 09/16/2020 $ 2,034 CNH 14,414 — (68)
Morgan Stanley & Co 09/16/2020 $ 685 EUR 605 — (37)
Morgan Stanley & Co 10/08/2020 $ 890 COP 3,330,000 1 —
Standard Chartered Bank, Hong Kong 10/02/2020 $ 691 EUR 615 — (43)
State Street Financial Global Markets 09/16/2020 $ 1,200 GBP 941 — (58)
State Street Financial Global Markets 09/16/2020 GBP 941 $ 1,199 5 8 —
Toronto Dominion Bank 09/16/2020 $ 1,130 CAD 1,520 — (35)
Toronto Dominion Bank 09/16/2020 CAD 1,520 $ 1,130 35 —
Total $ 7,340 $ (8,4 9 4 )
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
165
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Bank of America NA Mexico Government
International Bond,
4.15%, 03/28/2027
1.17% (1.00)% Quarterly 06/20/2025 $ 230 $ 20 $ (18) $ 2 $ —
Bank of America NA Mexico Government
International Bond,
4.15%, 03/28/2027
1.17% (1.00)% Quarterly 06/20/2025 1,150 96 (87) 9 —
Bank of New York
Mellon
Royal Caribbean Cruises
Ltd, 5.25%, 11/15/2022
10.32% (5.00)% Quarterly 06/20/2025 450 97 (19) 78 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 2,565 187 (100) 87 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 95 9 (6) 3 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 475 46 (30) 16 —
Barclays Bank PLC Republic of South Africa,
5.87%, 09/16/2025
2.87% (1.00)% Quarterly 06/20/2025 2,250 183 6 189 —
Citigroup Inc CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 2,185 216 (142) 74 —
Goldman Sachs & Co American Airlines
Group, 5.00%,
06/01/2022
32.83% (5.00)% Quarterly 06/22/2022 200 85 (14) 71 —
Goldman Sachs & Co Kohl's Corp, 4.25%,
07/17/2025
3.17% (1.00)% Quarterly 06/20/2025 250 24 (1) 23 —
Goldman Sachs & Co Pitney Bowes Inc,
4.70%, 04/01/2023
3.93% (1.00)% Quarterly 06/20/2023 300 90 (67) 23 —
JPMorgan Chase Republic of South Africa,
5.87%, 09/16/2025
2.87% (1.00)% Quarterly 06/20/2025 200 19 (2) 17 —
JPMorgan Chase Republic of South Africa,
5.87%, 09/16/2025
2.87% (1.00)% Quarterly 06/20/2025 1,000 82 2 84 —
Merrill Lynch Mexico Government
International Bond,
4.15%, 03/28/2027
1.17% (1.00)% Quarterly 06/20/2025 1,170 106 (97) 9 —
Morgan Stanley & Co China Government
International Bond,
7.50%, 10/28/2027
0.35% (1.00)% Quarterly 06/20/2025 1,275 (20) (19) — (39)
Morgan Stanley & Co China Government
International Bond,
7.50%, 10/28/2027
0.35% (1.00)% Quarterly 06/20/2025 1,250 (28) (11) — (39)
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.36% (1.00)% Quarterly 12/20/2023 EUR 750 3 (22) — (19)
Total $ 1,215 $ (627) $ 685 $ (97)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Turkey Government International Bond, 11.88%,
01/15/2030
5.52% (1.00)% Quarterly 06/20/2025 $ 5,593 $ 838 $ 143 $ 981
Total $ 838 $ 143 $ 981
Sell Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.34.HY N/A 5.00% Quarterly 06/20/2025 $ 8,240 $ (394) $ 870 $ 476
Total $ (394) $ 870 $ 476
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $8,240.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
166
Exchange Cleared Credit Default Swaps (continued)
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 $ (164) $ — $ — $ (164)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.00% Annual Annual N/A 01/03/2022 BRL 190,000 (97) — — (97)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 5.46% Annual Annual N/A 01/02/2025 76,000 (155) — — (155)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 43 — 43 —
Total $ (373) $ — $ 43 $ (416)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.29% Quarterly Quarterly N/A 11/06/2025 ZAR 17,449 $ 2 $ — $ 2
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.20% Quarterly Quarterly N/A 11/06/2025 5,350 2 — 2
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (342) (8) (350)
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.00% Quarterly Quarterly N/A 07/13/2030 32,550 (7) 1 (6)
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 105,000 434 (4) 430
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.39% Quarterly Quarterly N/A 11/06/2025 8,866 (1) — (1)
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 $ 1,391,000 (22) — (22)
3 Month KRW Certificate of Deposit Pay 0.95% Annual Annual N/A 08/07/2022 72,500,000 160 — 160
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 1,690,489 (39) — (39)
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (69) — (69)
3 Month KRW Certificate of Deposit Pay 2.00% Annual Annual N/A 03/17/2022 85,700,000 1,214 — 1,214
3 Month KRW Certificate of Deposit Receive 1.75% Annual Annual N/A 03/17/2030 12,855,000 (609) — (609)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (410) — (410)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (528) — (528)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 357 — 357
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (177) — (177)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (440) — (440)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (462) — (462)
3 Month USD LIBOR Receive 0.41% Semiannual Quarterly N/A 05/07/2025 1,197 (6) — (6)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 06/29/2023 5,875 (5) — (5)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 07/03/2023 5,875 (1) — (1)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (496) — (496)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (297) 1 (296)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (335) 1 (334)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (804) — (804)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 06/30/2023 5,875 (5) — (5)
3 Month USD LIBOR Receive 0.41% Semiannual Quarterly N/A 05/07/2025 686 (4) 1 (3)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 HUF 482,425 (55) 7 (48)
6 Month Budapest Interbank Offered Rate Receive 1.13% Annual Semiannual N/A 08/31/2024 526,240 2 — 2
6 Month Budapest Interbank Offered Rate Receive 0.92% Annual Semiannual N/A 07/09/2025 478,833 26 — 26
6 Month Budapest Interbank Offered Rate Receive 1.32% Annual Semiannual N/A 07/01/2030 187,912 24 — 24

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
167
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Budapest Interbank Offered Rate Pay 0.81% Semiannual Annual N/A 12/16/2023 HUF 871,350 $ (28) $ 1 $ (27)
6 Month Budapest Interbank Offered Rate Receive 1.27% Annual Semiannual N/A 12/16/2027 382,950 23 — 23
6 Month Budapest Interbank Offered Rate Pay 1.00% Semiannual Annual N/A 12/16/2023 568,568 (7) — (7)
6 Month Budapest Interbank Offered Rate Receive 1.43% Annual Semiannual N/A 12/16/2027 251,108 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 EUR 1,305 — — —
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 1,487 (29) (1) (30)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 (5) — (5)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 40 4 44
6 Month Thai Baht Interest Rate Fixing Pay 0.71% Annual Annual N/A 09/16/2023 $ 57,720 — 1 1
6 Month Thai Baht Interest Rate Fixing Pay 0.73% Semiannual Semiannual N/A 09/16/2023 90,465 3 — 3
6 Month Thai Baht Interest Rate Fixing Pay 1.00% Annual Annual N/A 12/16/2023 88,800 67 — 67
6 Month Warsaw Interbank Offered Rate Receive 1.07% Annual Semiannual N/A 06/09/2030 PLN 2,773 5 (1) 4
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 146,200 789 79 868
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (56) (3) (59)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (55) (4) (59)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 31,050 (627) (78) (705)
6 Month Warsaw Interbank Offered Rate Receive 1.85% Annual Semiannual N/A 01/28/2022 77,000 (429) (28) (457)
6 Month Warsaw Interbank Offered Rate Pay 2.02% Semiannual Annual N/A 01/28/2030 16,500 388 (13) 375
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (31) (2) (33)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (85) (6) (91)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 122 14 136
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (57) (3) (60)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (148) (14) (162)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.10% Annual Annual N/A 06/08/2023 $ 21,112 (36) — (36)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 06/11/2025 91,500 (248) — (248)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.51% Annual Annual N/A 07/10/2023 16,675 (2) — (2)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Quarterly Quarterly N/A 05/13/2023 13,455 (45) — (45)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.26% Annual Annual N/A 06/11/2025 42,500 (24) (97) (121)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 1.99% Annual Annual N/A 06/16/2023 13,584 (30) 1 (29)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.32% Annual Annual N/A 07/20/2021 41,109 (41) — (41)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.35% Annual Annual N/A 07/13/2021 40,530 (3) — (3)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.04% Annual Annual N/A 06/12/2023 13,714 (28) 1 (27)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.10% Annual Annual N/A 06/12/2023 13,641 (24) — (24)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.33% Annual Annual N/A 07/07/2023 17,370 (13) — (13)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 04/13/2023 19,980 (65) 1 (64)
Sinacofi Chile Interbank Rate Avg Receive 1.30% Annual Annual N/A 07/20/2025 CLP 1,360,650 (11) 1 (10)
US Federal Funds Effective Rate
(continuous series)
Receive 1.40% Annual Annual N/A 03/31/2021 $ 13,602 (183) 1 (182)
Total $ (3,760) $ (147) $ (3,907)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
168
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on the
Federal Funds Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 05/15/2030-
06/05/2030
$ 16,027 $ — $ — $ (955)
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 11/30/2020 1,209 — 151 —
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
ZAR
Monthly 11/04/2020 132 — — (6)
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 12/04/2020-
05/24/2021
1,564 — 206 —
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
NOK
Monthly 11/02/2020-
11/04/2020
687 — 257 —
JPMorgan Chase Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 03/25/2021 98 — 3 —
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/04/2020 1,398 — 149 —
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 11/03/2020-
12/04/2020
7,109 — 120 —
JPMorgan Chase Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 11/02/2020-
12/07/2020
2,180 — — (350)
Morgan Stanley & Co
(b)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 10/13/2020-
08/24/2021
23,132 — 1,696 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 01/21/2021-
11/30/2021
2,271 — 180 —
Morgan Stanley & Co Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 624 — 109 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 05/20/2021 2,996 — — (832)
Morgan Stanley & Co
(c)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/09/2020-
02/10/2021
15,329 — — (341)
UBS AG Floating rate based on
1 Day Reserve Bank of
Australia Cash Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
AUD
Monthly 11/28/2022 736 — 8 —
UBS AG Floating rate based on 1
Month EUR LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2022 6,345 — 577 —
UBS AG Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 02/01/2022 2,174 — — (192)
UBS AG Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 03/01/2022 770 — 36 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
169
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
UBS AG Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 03/01/2022 $ 7,268 $ — $ — $ (54)
Total $ 92,049 $ — $ 3,492 $ (2,730)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
170
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Adobe Inc
(446)
$ (229)
(1.43)%
salesforce.com Inc
(817)
(223)
(1.39)%
PayPal Holdings Inc
(1,082)
(221)
(1.38)%
Walt Disney Co/The
(1,660)
(219)
(1.37)%
Netflix Inc
(404)
(214)
(1.33)%
Merck & Co Inc
(2,344)
(200)
(1.25)%
Bank of America Corp
(7,451)
(192)
(1.20)%
Comcast Corp
(4,180)
(187)
(1.17)%
PepsiCo Inc
(1,285)
(180)
(1.12)%
Abbott Laboratories
(1,627)
(178)
(1.11)%
Cisco Systems Inc
(3,907)
(165)
(1.03)%
Thermo Fisher Scientific Inc
(369)
(158)
(0.99)%
Exxon Mobil Corp
(3,897)
(156)
(0.97)%
McDonald's Corp
(693)
(148)
(0.92)%
Chevron Corp
(1,742)
(146)
(0.91)%
Costco Wholesale Corp
(407)
(141)
(0.88)%
Accenture PLC
(585)
(140)
(0.88)%
Amgen Inc
(547)
(139)
(0.86)%
Bristol-Myers Squibb Co
(2,159)
(134)
(0.84)%
Medtronic PLC
(1,234)
(133)
(0.83)%
AbbVie Inc
(1,362)
(130)
(0.81)%
NIKE Inc
(1,147)
(128)
(0.80)%
Broadcom Inc
(365)
(127)
(0.79)%
NextEra Energy Inc
(450)
(126)
(0.78)%
QUALCOMM Inc
(1,052)
(125)
(0.78)%
Linde PLC
(494)
(123)
(0.77)%
Union Pacific Corp
(640)
(123)
(0.77)%
Texas Instruments Inc
(861)
(122)
(0.76)%
Danaher Corp
(589)
(122)
(0.76)%
Lowe's Cos Inc
(705)
(116)
(0.72)%
Eli Lilly and Co
(778)
(115)
(0.72)%
Philip Morris International Inc
(1,433)
(114)
(0.71)%
Oracle Corp
(1,994)
(114)
(0.71)%
Honeywell International Inc
(658)
(109)
(0.68)%
United Parcel Service Inc
(645)
(106)
(0.66)%
Citigroup Inc
(2,010)
(103)
(0.64)%
American Tower Corp
(408)
(102)
(0.63)%
International Business Machines Corp
(815)
(100)
(0.63)%
Advanced Micro Devices Inc
(1,076)
(98)
(0.61)%
Starbucks Corp
(1,086)
(92)
(0.57)%
Lockheed Martin Corp
(228)
(89)
(0.56)%
Charter Communications Inc
(144)
(89)
(0.55)%
3M Co
(529)
(86)
(0.54)%
Wells Fargo & Co
(3,546)
(86)
(0.53)%
Fidelity National Information Services Inc
(566)
(85)
(0.53)%
Boeing Co/The
(493)
(85)
(0.53)%
ServiceNow Inc
(174)
(84)
(0.52)%
Intuit Inc
(240)
(83)
(0.52)%
S&P Global Inc
(225)
(83)
(0.51)%
Raytheon Technologies Corp
(1,352)
(82)
(0.51)%
(a) Top Underlying Securities YRKGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
171
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Fidelity National Information Services Inc
13,221
$ 1,994
8.62%
Mastercard Inc
5,221
1,870
8.09%
Aon PLC
(8,491)
(1,698)
(7.34)%
Willis Towers Watson PLC
7,862
1,616
6.98%
Coca-Cola Co/The
28,754
1,424
6.16%
Aramark
50,540
1,393
6.02%
Boston Scientific Corp
33,286
1,365
5.90%
Tiffany & Co
9,962
1,220
5.28%
Alphabet Inc - C Shares
703
1,149
4.97%
TJX Cos Inc/The
20,817
1,141
4.93%
Tencent Holdings Ltd
(16,079)
(1,099)
(4.75)%
iShares iBoxx High Yield Corporate Bond ETF
(10,527)
(895)
(3.87)%
Amazon.com Inc
237
818
3.53%
Adobe Inc
1,566
804
3.48%
Kroger Co/The
(18,261)
(652)
(2.82)%
Exxon Mobil Corp
(15,778)
(630)
(2.72)%
3M Co
(3,233)
(527)
(2.28)%
Verizon Communications Inc
(6,128)
(363)
(1.57)%
Advanced Disposal Services Inc
(11,489)
(346)
(1.50)%
Cerner Corp
(4,668)
(342)
(1.48)%
AT&T Inc
(11,341)
(338)
(1.46)%
AvalonBay Communities Inc
(2,077)
(328)
(1.42)%
ONEOK Inc
(11,713)
(322)
(1.39)%
J M Smucker Co/The
(2,067)
(248)
(1.07)%
Grand Canyon Education Inc
(2,234)
(210)
(0.91)%
Campbell Soup Co
(3,604)
(190)
(0.82)%
Bristol-Myers Squibb Co
55,365
148
0.64%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Stoxx Europe 600 Index
(26,526)
$ (11,602)
(75.68)%
Getlink SE
99,460
1,524
9.94%
Eiffage SA
10,792
994
6.49%
Grifols SA
(15,047)
(408)
(2.66)%
Grifols SA
24,875
402
2.62%
Aena SME SA
2,675
399
2.60%
(b) Top Underlying Securities YORKEBS
(c) Top Underlying Securities YRKEBSEUR

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
172
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Merrill Lynch (1.75)% Open ended $ 825 $ (832)
Merrill Lynch (1.75)% Open ended 590 (593)
Merrill Lynch (2.25)% 09/04/2020 1,067 (1,069)
Merrill Lynch (2.30)% 09/04/2020 2,084 (2,088)
Merrill Lynch (0.26)% 09/14/2020 14,906 (14,908)
Merrill Lynch (0.15)% 09/02/2020 21,572 (21,572)
Merrill Lynch (0.15)% 09/02/2020 9,575 (9,575)
Merrill Lynch (0.15)% 09/02/2020 4,700 (4,700)
Merrill Lynch (0.15)% 09/02/2020 52,858 (52,858)
Merrill Lynch (0.15)% 09/02/2020 5,861 (5,861)
Merrill Lynch (0.15)% 09/02/2020 5,050 (5,050)
Merrill Lynch (0.15)% 09/02/2020 24,196 (24,196)
Merrill Lynch (0.15)% 09/02/2020 18,872 (18,872)
Merrill Lynch (0.15)% 09/02/2020 27,627 (27,627)
Merrill Lynch (0.15)% 09/02/2020 19,112 (19,112)
Merrill Lynch (0.15)% 09/02/2020 39,147 (39,147)
Merrill Lynch (0.15)% 09/02/2020 34,665 (34,665)
Merrill Lynch (0.15)% 09/02/2020 20,472 (20,472)
Merrill Lynch (0.15)% 09/02/2020 8,976 (8,976)
Merrill Lynch (0.15)% 09/02/2020 1,490 (1,490)
Merrill Lynch (0.15)% 09/02/2020 30,821 (30,821)
Merrill Lynch (0.15)% 09/02/2020 18,872 (18,872)
Merrill Lynch (0.15)% 09/02/2020 15,596 (15,596)
Merrill Lynch (0.12)% 09/02/2020 955 (954)
Merrill Lynch (0.12)% 09/02/2020 7,223 (7,223)
Merrill Lynch (0.15)% 09/02/2020 17,896 (17,896)
Merrill Lynch (0.15)% 09/02/2020 2,773 (2,773)
Merrill Lynch 0.00% 09/02/2020 4,879 (4,879)
Total $ (412,677)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Indonesia
Government, 6.50%,
06/15/2025
3,962,000,000 Receive 3 Month USD
LIBOR + 1.00%
Semiannual 06/21/2021 $ 279 $ — $ 7 $ —
Bank of America NA Indonesia Treasury
Bond, 7.25%,
02/15/2026
4,725,500,000 Receive 3 Month USD
LIBOR + 1.00%
Semiannual 07/14/2021 339 — — (2)
Goldman Sachs & Co GS US Global Health
Risk Exposure
2,538 Pay US Federal Funds
Effective Rate
(continuous series)
Monthly 06/14/2023 218 — — (13)
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/06/2020
19,700,000 Receive 3 Month USD
LIBOR + 0.90%
Annual 10/07/2020 1,200 — 25 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/13/2020
19,700,000 Receive 3 Month USD
LIBOR + 0.90%
Quarterly 10/14/2020 1,197 — 24 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/13/2020
29,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 10/14/2020 1,797 — 33 —
Total $ — $ 89 $ (15)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
173
Short Sales Outstanding
COMMON STOCKS - (16.40)% Shares Value (000's)
Advertising - (0.04)%
Hakuhodo DY Holdings Inc 5,400 $ 67
JCDecaux SA 7,715 147
Trade Desk Inc/The 225 108
$ 322
Aerospace & Defense - (0.32)%
Boeing Co/The 3,640 625
Dassault Aviation SA 258 234
General Dynamics Corp 1,671 250
Kawasaki Heavy Industries Ltd 14,100 199
L3Harris Technologies Inc 3,371 609
Raytheon Technologies Corp 7,202 439
Teledyne Technologies Inc 36 11
Thales SA 2,287 179
$ 2,546
Agriculture - (0.08)%
Archer-Daniels-Midland Co 15,100 676
Airlines - (0.20)%
Air Canada 12,590 170
Alaska Air Group Inc 4,188 163
American Airlines Group Inc 16,368 214
Delta Air Lines Inc 13,776 425
Japan Airlines Co Ltd 10,300 204
Southwest Airlines Co 4,364 164
United Airlines Holdings Inc 4,850 175
$ 1,515
Apparel - (0.23)%
Ralph Lauren Corp 8,039 553
Tapestry Inc 18,652 275
Under Armour Inc - Class C 66,517 589
VF Corp 7,897 519
$ 1,936
Automobile Manufacturers - (0.23)%
Ford Motor Co 51,858 354
General Motors Co 8,633 256
Honda Motor Co Ltd 5,300 135
Mazda Motor Corp 8,000 51
PACCAR Inc 1,679 144
Subaru Corp 4,500 94
Suzuki Motor Corp 7,900 323
Toyota Motor Corp 2,300 152
Volkswagen AG 1,648 297
$ 1,806
Automobile Parts & Equipment - (0.26)%
Aisin Seiki Co Ltd 5,100 175
Aptiv PLC 5,545 478
Autoliv Inc 3,977 312
Cie Generale des Etablissements Michelin SCA 2,822 320
Lear Corp 727 83
NGK Insulators Ltd 11,300 161
Sumitomo Electric Industries Ltd 20,600 242
Toyoda Gosei Co Ltd 7,300 159
Toyota Industries Corp 2,900 168
$ 2,098
Banks - (0.52)%
Bank of New York Mellon Corp/The 6,032 223
Canadian Imperial Bank of Commerce 2,600 206
Citigroup Inc 431 22
Citizens Financial Group Inc 2,120 55
Comerica Inc 1,601 63
Commonwealth Bank of Australia 6,491 326
Danske Bank A/S 1,957 30
FinecoBank Banca Fineco SpA 9,629 146
First Republic Bank/CA 2,365 267
Huntington Bancshares Inc/OH 31,285 294
Japan Post Bank Co Ltd 17,300 139
KeyCorp 4,344 54
Northern Trust Corp 6,987 572
PNC Financial Services Group Inc/The 2,003 223
COMMON STOCKS (continued) Shares Value (000’s)
Banks (continued)
Regions Financial Corp 14,903 $ 172
State Street Corp 8,557 583
SVB Financial Group 1,262 322
Toronto-Dominion Bank/The 3,200 160
Truist Financial Corp 5,170 201
$ 4,058
Beverages - (0.22)%
Asahi Group Holdings Ltd 2,000 70
Brown-Forman Corp - B Shares 9,550 699
Coca-Cola Amatil Ltd 660 4
Coca-Cola Bottlers Japan Holdings Inc 3,900 65
Coca-Cola European Partners PLC 5,506 227
Monster Beverage Corp 3,465 291
Remy Cointreau SA 2,078 342
$ 1,698
Biotechnology - (0.36)%
Alnylam Pharmaceuticals Inc 1,306 173
BeiGene Ltd ADR 631 152
Bio-Rad Laboratories Inc 1,639 834
Corteva Inc 25,477 727
Exact Sciences Corp 1,165 88
Incyte Corp 2,021 195
Moderna Inc 1,793 116
Seattle Genetics Inc 1,220 193
Vertex Pharmaceuticals Inc 1,654 462
$ 2,940
Building Materials - (0.12)%
Cie de Saint-Gobain 8,005 324
CRH PLC 9,587 358
Owens Corning 2,135 144
Vulcan Materials Co 1,531 184
$ 1,010
Chemicals - (0.51)%
Air Products and Chemicals Inc 1,641 480
Albemarle Corp 13,731 1,249
BASF SE 1,249 76
Daicel Corp 8,100 59
Dow Inc 1,088 49
FMC Corp 3,858 412
International Flavors & Fragrances Inc 5,821 721
Kuraray Co Ltd 800 8
LANXESS AG 4,181 245
Nippon Paint Holdings Co Ltd 5,100 438
Sherwin-Williams Co/The 264 177
Umicore SA 5,948 273
$ 4,187
Commercial Services - (0.42)%
AMERCO 332 118
Aramark 3,784 104
Atlantia SpA 8,847 140
Automatic Data Processing Inc 1,070 149
Equifax Inc 2,383 401
FleetCor Technologies Inc 801 201
Global Payments Inc 4,352 769
GMO Payment Gateway Inc 2,300 243
IHS Markit Ltd 1,147 92
MarketAxess Holdings Inc 815 396
Nielsen Holdings PLC 1,639 25
Nihon M&A Center Inc 2,200 110
Park24 Co Ltd 3,800 68
Rollins Inc 6,343 350
Verisk Analytics Inc 226 42
Worldline SA/France 1,488 137
$ 3,345
Computers - (0.50)%
Atos SE 5,887 510
DXC Technology Co 24,401 488
Fortinet Inc 6,554 865
Hewlett Packard Enterprise Co 44,084 426

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
174
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Computers (continued)
International Business Machines Corp 1,286 $ 159
Leidos Holdings Inc 5,589 506
NEC Corp 3,250 172
Western Digital Corp 25,231 969
$ 4,095
Consumer Products - (0.04)%
Avery Dennison Corp 1,446 167
Church & Dwight Co Inc 1,371 131
$ 298
Cosmetics & Personal Care - (0.10)%
Coty Inc 56,803 203
Kose Corp 800 94
Shiseido Co Ltd 8,200 477
$ 774
Distribution & Wholesale - (0.21)%
Copart Inc 5,321 550
Fastenal Co 9,736 476
ITOCHU Corp 3,600 92
Jardine Cycle & Carriage Ltd 12,300 171
Mitsubishi Corp 17,200 407
$ 1,696
Diversified Financial Services - (0.54)%
Afterpay Ltd 4,838 326
American Express Co 1,644 167
Ameriprise Financial Inc 2,981 467
Capital One Financial Corp 3,094 214
Charles Schwab Corp/The 9,102 323
CME Group Inc 1,070 188
Japan Exchange Group Inc 22,100 573
London Stock Exchange Group PLC 1,142 135
Raymond James Financial Inc 8,812 667
SBI Holdings Inc/Japan 7,500 171
St James's Place PLC 35,459 460
TMX Group Ltd 4,200 442
Tokyo Century Corp 3,400 174
$ 4,307
Electric - (0.95)%
Alliant Energy Corp 5,796 314
Ameren Corp 5,116 405
American Electric Power Co Inc 3,987 314
CenterPoint Energy Inc 1,568 31
Chugoku Electric Power Co Inc/The 44,900 548
CMS Energy Corp 4,423 268
Consolidated Edison Inc 8,341 595
DTE Energy Co 2,737 325
Duke Energy Corp 1,024 82
E.ON SE 33,791 400
Edison International 8,795 462
Entergy Corp 6,992 693
Evergy Inc 2,899 154
Eversource Energy 4,332 371
Exelon Corp 1,818 67
Kyushu Electric Power Co Inc 13,900 123
NextEra Energy Inc 631 176
Pinnacle West Capital Corp 5,820 427
Public Service Enterprise Group Inc 854 45
RWE AG 8,065 321
Sempra Energy 1,533 189
Southern Co/The 4,031 210
WEC Energy Group Inc 2,511 236
Xcel Energy Inc 11,058 769
$ 7,525
Electrical Components & Equipment - (0.04)%
Prysmian SpA 11,471 321
Electronics - (0.26)%
Allegion plc 4,594 475
Amphenol Corp 1,524 167
FLIR Systems Inc 2,786 103
Keysight Technologies Inc 5,138 506
COMMON STOCKS (continued) Shares Value (000’s)
Electronics (continued)
Mettler-Toledo International Inc 449 $ 436
Murata Manufacturing Co Ltd 5,000 296
Waters Corp 618 134
$ 2,117
Energy - Alternate Sources - (0.03)%
Siemens Gamesa Renewable Energy SA 9,719 261
Engineering & Construction - (0.41)%
ACS Actividades de Construccion y Servicios SA 4,809 118
Ferrovial SA 26,733 714
Jacobs Engineering Group Inc 17,990 1,624
Japan Airport Terminal Co Ltd 12,000 539
Kajima Corp 20,600 256
$ 3,251
Entertainment - (0.20)%
Flutter Entertainment PLC 3,568 600
GVC Holdings PLC 6,159 65
Live Nation Entertainment Inc 11,244 638
Oriental Land Co Ltd/Japan 1,750 238
$ 1,541
Food - (0.39)%
Barry Callebaut AG 135 299
Conagra Brands Inc 2,956 113
Hershey Co/The 1,793 267
Hormel Foods Corp 6,025 307
J M Smucker Co/The 983 118
Kellogg Co 993 70
Kraft Heinz Co/The 4,373 153
Kroger Co/The 11,986 428
McCormick & Co Inc/MD 964 199
Mondelez International Inc 1,838 107
NH Foods Ltd 3,100 140
Ocado Group PLC 27,130 904
Yamazaki Baking Co Ltd 7,200 117
$ 3,222
Forest Products & Paper - (0.12)%
Stora Enso Oyj 8,893 131
Svenska Cellulosa AB SCA 60,753 784
$ 915
Gas - (0.13)%
Atmos Energy Corp 9,100 909
NiSource Inc 9,398 208
$ 1,117
Hand & Machine Tools - (0.08)%
Stanley Black & Decker Inc 4,059 655
Healthcare - Products - (0.47)%
ABIOMED Inc 1,618 498
Alcon Inc 1,430 81
Align Technology Inc 1,414 420
Ambu A/S 5,062 149
Baxter International Inc 1,946 169
Boston Scientific Corp 8,250 338
Cooper Cos Inc/The 1,781 560
Edwards Lifesciences Corp 5,488 471
IDEXX Laboratories Inc 483 189
Insulet Corp 1,291 282
Intuitive Surgical Inc 135 99
Teleflex Inc 894 351
Zimmer Biomet Holdings Inc 1,726 243
$ 3,850
Healthcare - Services - (0.24)%
BioMerieux 730 110
Catalent Inc 3,740 346
Centene Corp 3,341 205
Fresenius Medical Care AG & Co KGaA 3,526 300
Fresenius SE & Co KGaA 2,086 97
HCA Healthcare Inc 525 71
IQVIA Holdings Inc 846 139
Laboratory Corp of America Holdings 1,827 321
Ryman Healthcare Ltd 18,860 170

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
175
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Services (continued)
Teladoc Health Inc 836 $ 180
$ 1,939
Holding Companies - Diversified - (0.01)%
Jardine Matheson Holdings Ltd 1,900 80
Home Builders - (0.09)%
Daiwa House Industry Co Ltd 2,700 72
NVR Inc 146 609
$ 681
Home Furnishings - (0.07)%
Electrolux AB 6,800 148
Sony Corp 3,900 305
Whirlpool Corp 493 88
$ 541
Insurance - (0.60)%
Aflac Inc 7,100 258
Allstate Corp/The 853 79
Arthur J Gallagher & Co 620 65
Assurant Inc 1,180 143
Berkshire Hathaway Inc - Class B 625 136
Chubb Ltd 2,959 370
Dai-ichi Life Holdings Inc 6,300 95
Japan Post Holdings Co Ltd 74,600 552
Lincoln National Corp 9,912 357
Loews Corp 4,892 175
Progressive Corp/The 4,553 433
Prudential Financial Inc 4,117 279
Reinsurance Group of America Inc 1,152 106
Suncorp Group Ltd 8,746 60
Swiss Re AG 4,455 359
Travelers Cos Inc/The 2,520 292
Unum Group 16,997 314
Voya Financial Inc 8,964 465
Willis Towers Watson PLC 1,195 246
$ 4,784
Internet - (0.49)%
Booking Holdings Inc 442 844
E*TRADE Financial Corp 4,215 228
Expedia Group Inc 5,446 535
Iliad SA 2,558 546
M3 Inc 4,600 266
Netflix Inc 478 253
Okta Inc 744 160
Shopify Inc 200 214
Twitter Inc 8,005 325
Z Holdings Corp 77,000 513
$ 3,884
Investment Companies - (0.02)%
Kinnevik AB 2,943 2
Kinnevik AB - Class B 2,943 114
L E Lundbergforetagen AB 1,965 90
$ 206
Iron & Steel - (0.16)%
BlueScope Steel Ltd 16,495 154
Hitachi Metals Ltd 63,200 946
thyssenkrupp AG 8,000 58
voestalpine AG 3,043 76
$ 1,234
Leisure Products & Services - (0.07)%
Carnival Corp 10,500 173
Norwegian Cruise Line Holdings Ltd 11,181 191
Royal Caribbean Cruises Ltd 2,924 201
$ 565
Lodging - (0.27)%
City Developments Ltd 39,300 232
Hilton Worldwide Holdings Inc 2,412 218
Las Vegas Sands Corp 13,858 703
MGM Resorts International 7,422 167
Whitbread PLC 10,737 362
COMMON STOCKS (continued) Shares Value (000’s)
Lodging (continued)
Wynn Resorts Ltd 5,065 $ 443
$ 2,125
Machinery - Construction & Mining - (0.07)%
Caterpillar Inc 694 99
Hitachi Construction Machinery Co Ltd 10,600 372
Hitachi Ltd 2,100 70
$ 541
Machinery - Diversified - (0.46)%
ANDRITZ AG 5,303 177
CNH Industrial NV 39,211 311
Daifuku Co Ltd 2,000 176
Deere & Co 3,258 684
Ingersoll Rand Inc 29,632 1,039
Rockwell Automation Inc 800 184
Westinghouse Air Brake Technologies Corp 5,260 350
Xylem Inc/NY 9,782 784
$ 3,705
Media - (0.37)%
DISH Network Corp 7,729 275
Liberty Broadband Corp - C Shares 5,401 757
Liberty Global PLC - A Shares 12,098 283
News Corp - A Shares 28,295 428
Pearson PLC 45,756 337
ViacomCBS Inc - Class B 11,265 314
Walt Disney Co/The 4,866 642
$ 3,036
Metal Fabrication & Hardware - (0.03)%
SKF AB 12,299 246
Mining - (0.12)%
Anglo American PLC 6,749 166
Freeport-McMoRan Inc 19,720 308
Lundin Mining Corp 30,000 188
Mitsubishi Materials Corp 16,700 350
$ 1,012
Miscellaneous Manufacturers - (0.34)%
A O Smith Corp 8,368 410
Eaton Corp PLC 2,248 230
General Electric Co 97,380 617
JSR Corp 23,100 493
Nikon Corp 20,900 164
Orica Ltd 6,711 86
Parker-Hannifin Corp 623 128
Smiths Group PLC 5,686 106
Textron Inc 12,687 500
$ 2,734
Office & Business Equipment - (0.17)%
FUJIFILM Holdings Corp 8,400 400
Ricoh Co Ltd 61,100 456
Xerox Holdings Corp 14,373 271
Zebra Technologies Corp 890 255
$ 1,382
Oil & Gas - (0.68)%
Cabot Oil & Gas Corp 38,866 738
Canadian Natural Resources Ltd 6,100 120
Concho Resources Inc 4,908 255
Devon Energy Corp 35,433 385
Diamondback Energy Inc 11,888 463
Equinor ASA 6,328 102
Exxon Mobil Corp 2,865 114
Hess Corp 14,531 669
HollyFrontier Corp 4,106 98
Idemitsu Kosan Co Ltd 10,300 227
Marathon Oil Corp 58,541 309
Marathon Petroleum Corp 2,824 100
Noble Energy Inc 44,671 444
Occidental Petroleum Corp 44,202 563
Phillips 66 5,882 344
Pioneer Natural Resources Co 3,750 390

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
176
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas (continued)
Valero Energy Corp 2,698 $ 142
$ 5,463
Oil & Gas Services - (0.01)%
National Oilwell Varco Inc 9,508 114
Packaging & Containers - (0.08)%
Ball Corp 1,889 152
Packaging Corp of America 1,977 200
Westrock Co 7,098 215
$ 567
Pharmaceuticals - (0.36)%
Alfresa Holdings Corp 10,300 207
AmerisourceBergen Corp 1,558 151
Becton Dickinson and Co 1,103 267
DexCom Inc 842 358
Eisai Co Ltd 1,500 131
Eli Lilly and Co 1,773 263
Mylan NV 8,201 134
Perrigo Co PLC 16,220 848
Pfizer Inc 6,135 232
Sumitomo Dainippon Pharma Co Ltd 8,300 105
Taisho Pharmaceutical Holdings Co Ltd 1,900 117
Zoetis Inc 1,198 192
$ 3,005
Pipelines - (0.25)%
Cheniere Energy Inc 2,809 146
Keyera Corp 7,100 130
Kinder Morgan Inc 12,268 170
Koninklijke Vopak NV 4,501 247
ONEOK Inc 35,500 976
Williams Cos Inc/The 10,475 217
$ 1,886
Private Equity - (0.03)%
Brookfield Asset Management Inc 6,800 229
Real Estate - (0.14)%
Aeon Mall Co Ltd 15,300 202
Deutsche Wohnen SE 6,345 338
Hulic Co Ltd 7,100 65
Tokyu Fudosan Holdings Corp 33,900 145
UOL Group Ltd 14,500 70
Vonovia SE 3,216 230
$ 1,050
REITs - (0.48)%
Digital Realty Trust Inc 2,291 357
Duke Realty Corp 321 12
Equinix Inc 891 704
Equity Residential 6,300 356
Essex Property Trust Inc 553 120
Extra Space Storage Inc 2,868 306
Healthpeak Properties Inc 18,107 500
Host Hotels & Resorts Inc 10,722 120
Iron Mountain Inc 8,190 246
Regency Centers Corp 8,563 340
SL Green Realty Corp 6,801 318
UDR Inc 7,220 251
Vornado Realty Trust 7,507 269
$ 3,899
Retail - (0.64)%
CarMax Inc 5,143 550
Chipotle Mexican Grill Inc 325 426
Costco Wholesale Corp 223 78
Dollar Tree Inc 1,587 153
Domino's Pizza Inc 1,010 413
Pan Pacific International Holdings Corp 6,400 151
Ross Stores Inc 7,202 656
Starbucks Corp 10,399 878
Tiffany & Co 6,301 772
TJX Cos Inc/The 19,873 1,088
$ 5,165
COMMON STOCKS (continued) Shares Value (000’s)
Savings & Loans - (0.05)%
People's United Financial Inc 40,705 $ 431
Semiconductors - (0.37)%
Advanced Micro Devices Inc 2,664 242
Analog Devices Inc 1,995 233
IPG Photonics Corp 4,843 783
Lasertec Corp 1,200 91
Marvell Technology Group Ltd 8,625 334
Microchip Technology Inc 2,286 251
QUALCOMM Inc 1,736 207
SUMCO Corp 25,400 345
Xilinx Inc 4,325 451
$ 2,937
Shipbuilding - (0.05)%
Huntington Ingalls Industries Inc 1,658 251
Wartsila OYJ Abp 22,284 191
$ 442
Software - (0.90)%
Akamai Technologies Inc 3,224 375
ANSYS Inc 586 199
Cadence Design Systems Inc 1,748 194
Cerner Corp 688 50
DocuSign Inc 2,618 584
Dynatrace Inc 1,227 54
Fidelity National Information Services Inc 5,635 850
Fiserv Inc 5,535 551
Jack Henry & Associates Inc 2,172 359
Konami Holdings Corp 7,900 304
MongoDB Inc 2,256 527
MSCI Inc 1,932 721
Nexon Co Ltd 6,900 161
Paycom Software Inc 2,003 600
salesforce.com Inc 833 227
Splunk Inc 2,347 515
Twilio Inc 1,058 285
Tyler Technologies Inc 1,627 562
$ 7,118
Telecommunications - (0.37)%
Arista Networks Inc 2,582 577
CenturyLink Inc 41,257 444
Corning Inc 10,685 347
Juniper Networks Inc 25,510 638
Motorola Solutions Inc 3,288 509
Nippon Telegraph & Telephone Corp 11,950 272
SES SA 12,137 86
T-Mobile US Inc 1,499 175
$ 3,048
Transportation - (0.39)%
FedEx Corp 3,283 722
Getlink SE 13,789 211
Kansas City Southern 1,949 355
Kintetsu Group Holdings Co Ltd 8,900 392
Knight-Swift Transportation Holdings Inc 2,020 92
MTR Corp Ltd 15,000 78
Nagoya Railroad Co Ltd 5,100 142
Nippon Express Co Ltd 3,400 201
Nippon Yusen KK 18,300 286
Old Dominion Freight Line Inc 1,028 208
SG Holdings Co Ltd 1,600 74
Yamato Holdings Co Ltd 10,600 277
$ 3,038
Water - (0.04)%
American Water Works Co Inc 2,450 346
TOTAL COMMON STOCKS (proceeds $119,953) $ 131,515
PREFERRED STOCKS - (0.04)% Shares Value (000's)
Consumer Products - (0.03)%
Henkel AG & Co KGaA 1.85% 2,234 $ 228
Electronics - (0.01)%
Sartorius AG 0.36% 226 96
TOTAL PREFERRED STOCKS (proceeds $321) $ 324

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
177
Short Sales Outstanding
BONDS - (0.74)%
Principal
Amount (000's) Value (000's)
Computers - (0.02)%
Diebold Nixdorf Inc
8.50%, 04/15/2024 $ 190 $ 182
Electric - (0.18)%
Pacific Gas and Electric Co
2.50%, 02/01/2031 719 691
3.50%, 08/01/2050 719 670
$ 1,361
Entertainment - (0.02)%
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025 188 180
Media - (0.04)%
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 337 330
Sovereign - (0.47)%
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,086
Turkey Government International Bond
11.88%, 01/15/2030 497 661
$ 3,747
Telecommunications - (0.01)%
GTT Communications Inc
7.88%, 12/31/2024 225 83
TOTAL BONDS (proceeds $5,756) $ 5,883
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (36.1 2 )%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (1.91)%
3.00%, 09/01/2050 $ 14,538 $ 15,325
U.S. Treasury - (33.78)%
0.13%, 05/15/2023 13,851 13,843
0.13%, 07/15/2023 36,170 36,147
0.25%, 05/31/2025 38,069 38,072
0.25%, 07/31/2025 11,081 11,074
0.38%, 07/31/2027 23,531 23,369
0.50%, 03/31/2025 23,029 23,301
1.13%, 02/28/2022 20,686 20,987
1.25%, 05/15/2050 3,162 3,004
1.38%, 02/15/2023 32,995 33,996
1.50%, 02/15/2030 41 44
1.75%, 12/31/2024 37,531 39,993
2.00%, 02/15/2050 41 47
2.25%, 02/15/2027 24,048 26,838
2.38%, 11/15/2049 92 112
$ 270,827
U.S. Treasury Inflation-Indexed Obligations - (0.41)%
0.25%, 07/15/2029 2,918 3,301
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $286,040) $ 289,453
TOTAL SHORT SALES (proceeds $412,070) $ 427,175

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
178
INVESTMENT COMPANIES - 1.89% Shares Held Value (000's)
Exchange-Traded Funds - 0.92%
iShares MSCI EAFE ETF 156,000 $ 10,137
Money Market Funds - 0.97%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
10,633,561 10,634
TOTAL INVESTMENT COMPANIES $ 20,771
COMMON STOCKS - 97.82% Shares Held Value (000's)
Advertising - 0.20%
Dentsu Group Inc 16,600 $ 436
Hakuhodo DY Holdings Inc 17,900 222
JCDecaux SA
(b)
6,556 125
Publicis Groupe SA 16,663 583
WPP PLC 95,290 807
$ 2,173
Aerospace & Defense - 1.00%
Airbus SE
(b)
45,238 3,720
BAE Systems PLC 246,884 1,714
Dassault Aviation SA
(b)
193 175
Elbit Systems Ltd 2,040 275
Kawasaki Heavy Industries Ltd 10,900 154
Leonardo SpA 31,165 211
MTU Aero Engines AG 4,085 759
Rolls-Royce Holdings PLC
(b)
148,700 469
Safran SA
(b)
24,652 2,847
Thales SA 8,198 640
$ 10,964
Agriculture - 0.90%
British American Tobacco PLC 176,647 5,954
Imperial Brands PLC 72,882 1,216
Japan Tobacco Inc 92,400 1,727
Swedish Match AB 12,479 948
$ 9,845
Airlines - 0.10%
ANA Holdings Inc
(e)
8,800 219
Deutsche Lufthansa AG
(b),(e)
22,992 241
Japan Airlines Co Ltd 8,600 171
Qantas Airways Ltd 70,245 204
Singapore Airlines Ltd 103,900 278
$ 1,113
Apparel - 1.94%
Adidas AG
(b)
14,648 4,457
Burberry Group PLC 31,163 595
Hermes International 2,437 2,094
Kering SA 5,829 3,577
LVMH Moet Hennessy Louis Vuitton SE 21,369 10,035
Puma SE
(b)
6,382 529
$ 21,287
Automobile Manufacturers - 2.70%
Bayerische Motoren Werke AG 25,472 1,835
Daimler AG 65,843 3,376
Ferrari NV 9,698 1,893
Fiat Chrysler Automobiles NV
(b)
84,450 936
Hino Motors Ltd 22,100 149
Honda Motor Co Ltd 125,500 3,195
Isuzu Motors Ltd 42,500 420
Mazda Motor Corp 43,800 279
Mitsubishi Motors Corp 51,600 123
Nissan Motor Co Ltd 178,600 720
Peugeot SA
(b)
45,246 780
Renault SA
(b)
14,788 422
Subaru Corp 47,300 983
Suzuki Motor Corp 28,300 1,158
Toyota Motor Corp 163,200 10,778
Volkswagen AG 2,498 450
Volvo AB - B Shares
(b)
114,417 2,192
$ 29,689
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.86%
Aisin Seiki Co Ltd 12,400 $ 425
Bridgestone Corp 41,200 1,304
Cie Generale des Etablissements Michelin SCA 13,055 1,479
Continental AG 8,463 928
Denso Corp 33,400 1,405
Faurecia SE
(b)
5,846 256
JTEKT Corp 15,800 121
Koito Manufacturing Co Ltd 8,000 387
NGK Insulators Ltd 19,900 283
NGK Spark Plug Co Ltd 11,800 202
Pirelli & C SpA
(b),(f)
30,803 133
Stanley Electric Co Ltd 10,100 288
Sumitomo Electric Industries Ltd 58,100 682
Sumitomo Rubber Industries Ltd 13,100 126
Toyoda Gosei Co Ltd 5,000 109
Toyota Industries Corp 11,200 651
Valeo SA 17,616 541
Yokohama Rubber Co Ltd/The 9,100 143
$ 9,463
Banks - 8.10%
ABN AMRO Bank NV
(f)
32,542 309
Aozora Bank Ltd 9,100 163
Australia & New Zealand Banking Group Ltd 218,187 2,940
Banco Bilbao Vizcaya Argentaria SA 512,961 1,502
Banco Espirito Santo SA
(b),(g),(h)
131,709 —
Banco Santander SA 1,278,431 2,846
Bank Hapoalim BM 87,396 529
Bank Leumi Le-Israel BM 111,772 572
Bank of East Asia Ltd/The 100,800 227
Bank of Kyoto Ltd/The 4,300 183
Bankinter SA 51,915 279
Banque Cantonale Vaudoise 2,320 248
Barclays PLC 1,334,178 1,953
BNP Paribas SA
(b)
86,533 3,770
BOC Hong Kong Holdings Ltd 285,000 808
CaixaBank SA 276,092 607
Chiba Bank Ltd/The 40,800 211
Commerzbank AG
(b)
77,076 448
Commonwealth Bank of Australia 136,185 6,845
Concordia Financial Group Ltd 79,100 262
Credit Agricole SA
(b)
88,768 910
Credit Suisse Group AG 186,803 2,055
Danske Bank A/S
(b)
53,063 821
DBS Group Holdings Ltd 138,100 2,116
Deutsche Bank AG
(b)
151,047 1,448
DNB ASA
(b)
72,944 1,169
Erste Group Bank AG
(b)
21,492 522
FinecoBank Banca Fineco SpA
(b)
46,892 710
Fukuoka Financial Group Inc 13,200 218
Hang Seng Bank Ltd 58,800 924
HSBC Holdings PLC 1,564,303 6,710
ING Groep NV 300,082 2,449
Intesa Sanpaolo SpA
(b)
1,272,173 2,738
Israel Discount Bank Ltd 89,638 287
Japan Post Bank Co Ltd 31,100 250
KBC Group NV 19,220 1,098
Lloyds Banking Group PLC 5,412,494 2,041
Macquarie Group Ltd 25,900 2,435
Mediobanca Banca di Credito Finanziario SpA 47,779 416
Mitsubishi UFJ Financial Group Inc 940,400 3,924
Mizrahi Tefahot Bank Ltd 10,858 221
Mizuho Financial Group Inc 1,855,800 2,512
National Australia Bank Ltd 245,886 3,238
Natixis SA
(b)
72,844 201
Natwest Group PLC 372,527 555
Nordea Bank Abp
(b)
249,251 2,009
Oversea-Chinese Banking Corp Ltd 254,400 1,619
Raiffeisen Bank International AG 11,399 204
Resona Holdings Inc 161,000 592

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
179
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Seven Bank Ltd 45,400 $ 114
Shinsei Bank Ltd 11,900 139
Shizuoka Bank Ltd/The 32,100 223
Skandinaviska Enskilda Banken AB
(b)
125,205 1,242
Societe Generale SA
(b)
62,368 1,010
Standard Chartered PLC 209,212 1,090
Sumitomo Mitsui Financial Group Inc 100,400 2,952
Sumitomo Mitsui Trust Holdings Inc 25,944 748
Svenska Handelsbanken AB
(b)
119,690 1,204
Swedbank AB
(b)
69,669 1,184
UBS Group AG
(b)
282,034 3,431
UniCredit SpA
(b)
163,506 1,608
United Overseas Bank Ltd 90,500 1,298
Westpac Banking Corp 277,847 3,549
$ 88,886
Beverages - 1.99%
Anheuser-Busch InBev SA/NV 58,618 3,407
Asahi Group Holdings Ltd 29,700 1,038
Budweiser Brewing Co APAC Ltd
(f)
132,400 446
Carlsberg AS 7,925 1,114
Coca-Cola Amatil Ltd 39,028 262
Coca-Cola Bottlers Japan Holdings Inc 9,500 158
Coca-Cola European Partners PLC 15,723 647
Coca-Cola HBC AG
(b)
15,391 409
Davide Campari-Milano NV 44,681 458
Diageo PLC 179,962 6,013
Heineken Holding NV 8,864 725
Heineken NV 19,941 1,844
Ito En Ltd 4,100 248
Kirin Holdings Co Ltd 63,300 1,244
Pernod Ricard SA 16,336 2,798
Remy Cointreau SA
(e)
1,737 286
Suntory Beverage & Food Ltd 10,600 409
Treasury Wine Estates Ltd 55,442 378
$ 21,884
Biotechnology - 1.00%
Argenx SE
(b)
3,435 796
BeiGene Ltd ADR
(b)
3,098 748
CSL Ltd 34,930 7,330
Genmab A/S
(b)
5,021 1,895
H Lundbeck A/S 5,368 176
$ 10,945
Building Materials - 1.72%
AGC Inc /Japan 14,800 419
Cie de Saint-Gobain
(b)
39,808 1,609
CRH PLC 60,376 2,252
Daikin Industries Ltd 19,200 3,617
Geberit AG 2,850 1,640
HeidelbergCement AG 11,449 726
Investment AB Latour
(e)
11,399 255
James Hardie Industries PLC 34,092 774
Kingspan Group PLC 11,847 1,018
LafargeHolcim Ltd
(b)
40,276 1,912
LIXIL Group Corp 20,500 376
Nibe Industrier AB
(b)
23,990 676
Rinnai Corp 2,800 259
Sika AG 10,908 2,608
Taiheiyo Cement Corp 9,300 236
TOTO Ltd 10,900 478
$ 18,855
Chemicals - 3.37%
Air Liquide SA 36,419 6,039
Air Water Inc 14,100 198
Akzo Nobel NV 14,845 1,465
Arkema SA 5,314 588
Asahi Kasei Corp 96,600 809
BASF SE 70,659 4,315
Brenntag AG 11,886 745
Chr Hansen Holding A/S 8,115 931
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Clariant AG 15,336 $ 320
Covestro AG
(f)
13,375 638
Croda International PLC 9,926 781
Daicel Corp 18,300 133
EMS- Chemie Holding AG
(e)
630 569
Evonik Industries AG 16,133 469
Givaudan SA 711 2,988
ICL Group Ltd 54,232 201
Johnson Matthey PLC 14,903 470
Kansai Paint Co Ltd 13,600 324
Koninklijke DSM NV 13,260 2,124
Kuraray Co Ltd 24,500 250
LANXESS AG 6,391 374
Mitsubishi Chemical Holdings Corp 98,500 575
Mitsubishi Gas Chemical Co Inc 12,100 216
Mitsui Chemicals Inc 14,100 331
Nippon Paint Holdings Co Ltd 11,300 971
Nissan Chemical Corp 9,500 503
Nitto Denko Corp 12,200 741
Novozymes A/S 16,012 946
Shin-Etsu Chemical Co Ltd 27,300 3,318
Showa Denko KK 10,300 200
Solvay SA 5,702 491
Sumitomo Chemical Co Ltd 114,700 372
Symrise AG 9,898 1,369
Taiyo Nippon Sanso Corp 11,600 204
Toray Industries Inc 106,700 506
Tosoh Corp 20,000 296
Umicore SA 15,165 696
Yara International ASA 13,622 571
$ 37,037
Commercial Services - 2.76%
Adecco Group AG 11,938 625
Adyen NV
(b),(f)
1,393 2,348
Amadeus IT Group SA 34,656 1,947
Ashtead Group PLC 34,716 1,204
Atlantia SpA
(b)
38,117 605
Benesse Holdings Inc 5,500 140
Brambles Ltd 116,759 953
Bureau Veritas SA 22,599 513
Dai Nippon Printing Co Ltd 18,700 397
Edenred 18,710 966
Experian PLC 69,943 2,613
GMO Payment Gateway Inc 3,100 328
Intertek Group PLC 12,430 974
Nexi SpA
(b),(f)
28,977 516
Nihon M&A Center Inc 11,400 567
Park24 Co Ltd 8,300 150
Persol Holdings Co Ltd 13,700 213
Randstad NV 9,166 477
Recruit Holdings Co Ltd 97,900 3,710
RELX PLC 148,890 3,379
Rentokil Initial PLC 142,413 1,014
Secom Co Ltd 16,200 1,533
Securitas AB
(b)
24,089 343
SGS SA 466 1,208
Sohgo Security Services Co Ltd 5,400 252
Toppan Printing Co Ltd 20,200 314
Transurban Group 210,412 2,081
Worldline SA/France
(b),(f)
10,539 970
$ 30,340
Computers - 1.21%
Atos SE
(b)
7,561 655
Capgemini SE 12,384 1,718
Check Point Software Technologies Ltd
(b)
8,800 1,111
Computershare Ltd 37,449 367
CyberArk Software Ltd
(b)
2,979 329
Fujitsu Ltd 15,100 1,971
Ingenico Group SA
(b)
4,657 795

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
180
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Itochu Techno-Solutions Corp 7,300 $ 264
Logitech International SA 12,652 937
NEC Corp 19,100 1,008
Nomura Research Institute Ltd 24,543 653
NTT Data Corp 48,500 554
Obic Co Ltd 5,400 956
Otsuka Corp 8,000 393
SCSK Corp 4,000 217
Teleperformance 4,518 1,393
$ 13,321
Consumer Products - 0.57%
Henkel AG & Co KGaA 7,995 719
Reckitt Benckiser Group PLC 54,657 5,487
$ 6,206
Cosmetics & Personal Care - 2.55%
Beiersdorf AG 7,755 896
Essity AB
(b)
46,678 1,608
Kao Corp 37,100 2,827
Kose Corp 2,600 305
Lion Corp 17,200 365
L'Oreal SA 19,361 6,425
Pigeon Corp 8,800 402
Pola Orbis Holdings Inc 7,000 127
Shiseido Co Ltd 30,800 1,791
Unicharm Corp 31,000 1,350
Unilever NV 112,373 6,530
Unilever PLC 89,984 5,320
$ 27,946
Distribution & Wholesale - 1.13%
Bunzl PLC 25,936 837
Ferguson PLC 17,358 1,702
ITOCHU Corp 103,700 2,661
Jardine Cycle & Carriage Ltd 7,600 106
Marubeni Corp 127,000 765
Mitsubishi Corp 102,900 2,436
Mitsui & Co Ltd 125,500 2,263
Sumitomo Corp 91,500 1,191
Toyota Tsusho Corp 16,300 474
$ 12,435
Diversified Financial Services - 1.98%
Acom Co Ltd 30,800 120
AerCap Holdings NV
(b)
9,973 295
Afterpay Ltd
(b)
16,455 1,110
Amundi SA
(b),(f)
4,666 362
ASX Ltd 14,894 959
Daiwa Securities Group Inc 111,200 502
Deutsche Boerse AG 14,617 2,765
Hargreaves Lansdown PLC 25,568 550
Hong Kong Exchanges & Clearing Ltd 92,600 4,669
Japan Exchange Group Inc 39,100 1,014
Julius Baer Group Ltd 17,218 826
London Stock Exchange Group PLC 24,242 2,864
Magellan Financial Group Ltd 9,816 428
Mebuki Financial Group Inc 71,400 173
Mitsubishi UFJ Lease & Finance Co Ltd 31,000 146
Nomura Holdings Inc 241,900 1,243
ORIX Corp 101,100 1,257
SBI Holdings Inc /Japan 18,190 414
Schroders PLC 9,573 371
Singapore Exchange Ltd 61,900 391
St James's Place PLC 41,199 534
Standard Life Aberdeen PLC 179,315 561
Tokyo Century Corp 3,300 169
$ 21,723
Electric - 2.97%
AGL Energy Ltd 48,197 525
AusNet Services 143,495 192
Chubu Electric Power Co Inc 49,600 613
Chugoku Electric Power Co Inc /The 22,300 272
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
CLP Holdings Ltd 126,000 $ 1,237
E.ON SE 172,718 2,046
EDP - Energias de Portugal SA 213,653 1,086
Electric Power Development Co Ltd 10,500 158
Electricite de France SA 47,753 502
Elia Group SA/NV 2,377 255
Endesa SA 24,435 678
Enel SpA 625,698 5,666
Engie SA
(b)
140,510 1,955
Fortum Oyj 34,169 723
HK Electric Investments & HK Electric
Investments Ltd
204,000 208
Iberdrola SA 456,983 5,766
Kansai Electric Power Co Inc /The 54,200 534
Kyushu Electric Power Co Inc 29,200 259
Mercury NZ Ltd 52,454 183
Meridian Energy Ltd 98,570 336
Origin Energy Ltd 135,490 558
Orsted A/S
(f)
14,553 2,060
Power Assets Holdings Ltd 106,500 610
Red Electrica Corp SA 33,301 637
RWE AG 49,421 1,968
SSE PLC 79,312 1,337
Terna Rete Elettrica Nazionale SpA 108,241 783
Tohoku Electric Power Co Inc 32,900 334
Tokyo Electric Power Co Holdings Inc
(b)
111,400 328
Uniper SE 15,485 507
Verbund AG 5,244 282
$ 32,598
Electrical Components & Equipment - 0.73%
Brother Industries Ltd 17,200 285
Casio Computer Co Ltd 14,900 240
Legrand SA 20,537 1,714
Prysmian SpA 18,566 519
Schneider Electric SE 42,534 5,260
$ 8,018
Electronics - 1.77%
ABB Ltd 141,777 3,615
Assa Abloy AB 77,107 1,786
Halma PLC 29,235 867
Hirose Electric Co Ltd 2,499 283
Hoya Corp 29,000 2,853
Kyocera Corp 24,600 1,412
MINEBEA MITSUMI Inc 27,900 483
Murata Manufacturing Co Ltd 44,200 2,614
Nidec Corp 34,400 2,887
Omron Corp 14,200 1,040
TDK Corp 10,000 1,037
Venture Corp Ltd 21,100 307
Yokogawa Electric Corp 17,500 286
$ 19,470
Energy - Alternate Sources - 0.25%
Siemens Gamesa Renewable Energy SA 18,341 492
Vestas Wind Systems A/S 15,150 2,291
$ 2,783
Engineering & Construction - 1.33%
ACS Actividades de Construccion y Servicios SA 20,577 504
Aena SME SA
(b),(f)
5,193 775
Aeroports de Paris 2,284 238
Auckland International Airport Ltd 96,290 429
Bouygues SA 17,537 694
Cellnex Telecom SA
(f)
24,339 1,564
CIMIC Group Ltd 7,363 115
CK Infrastructure Holdings Ltd 51,000 270
Eiffage SA
(b)
6,513 599
Ferrovial SA 37,282 996
Fraport AG Frankfurt Airport Services Worldwide
(b),(e)
3,204 146
HOCHTIEF AG 1,906 169

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
181
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Infrastrutture Wireless Italiane SpA
(f)
18,480 $ 180
Japan Airport Terminal Co Ltd 3,900 175
JGC Holdings Corp 16,900 186
Kajima Corp 34,600 430
Keppel Corp Ltd 112,000 377
Lendlease Corp Ltd 50,883 435
Obayashi Corp 50,000 489
Shimizu Corp 42,500 326
Singapore Technologies Engineering Ltd 120,300 300
Skanska AB
(b)
26,170 532
Sydney Airport 101,726 427
Taisei Corp 14,700 507
Vinci SA 39,641 3,714
$ 14,577
Entertainment - 0.70%
Aristocrat Leisure Ltd 44,211 921
Evolution Gaming Group AB
(f)
9,781 732
Flutter Entertainment PLC 11,874 1,996
Genting Singapore Ltd 465,700 239
GVC Holdings PLC 44,875 474
La Francaise des Jeux SAEM
(f)
6,617 245
Oriental Land Co Ltd/Japan 15,400 2,090
Sega Sammy Holdings Inc 13,300 154
Tabcorp Holdings Ltd 170,558 455
Tabcorp Holdings Ltd - Rights
(b)
14,178 4
Toho Co Ltd/Tokyo 8,600 327
$ 7,637
Environmental Control - 0.02%
Kurita Water Industries Ltd 7,600 238
Food - 5.36%
a2 Milk Co Ltd/The
(b)
56,915 710
Ajinomoto Co Inc 35,900 670
Associated British Foods PLC 27,434 742
Barry Callebaut AG 233 517
Calbee Inc 6,600 206
Carrefour SA 46,578 749
Chocoladefabriken Lindt & Spruengli AG - PC 83 708
Chocoladefabriken Lindt & Spruengli AG - REG 8 707
Coles Group Ltd 102,620 1,337
Colruyt SA 4,260 268
Dairy Farm International Holdings Ltd 26,016 109
Danone SA 47,505 3,124
ICA Gruppen AB 7,743 380
J Sainsbury PLC 136,327 335
Jardine Strategic Holdings Ltd 17,043 342
Jeronimo Martins SGPS SA 19,383 319
Just Eat Takeaway.com NV
(b),(f)
9,723 1,082
Kerry Group PLC 12,231 1,606
Kikkoman Corp 11,200 608
Kobe Bussan Co Ltd 4,700 278
Koninklijke Ahold Delhaize NV 84,679 2,548
MEIJI Holdings Co Ltd 8,800 712
METRO AG 13,865 137
Mowi ASA 33,815 661
Nestle SA 228,944 27,576
NH Foods Ltd 6,300 285
Nisshin Seifun Group Inc 15,195 251
Nissin Foods Holdings Co Ltd 4,900 491
Ocado Group PLC
(b)
35,590 1,185
Orkla ASA 57,781 588
Seven & i Holdings Co Ltd
(e)
58,000 1,871
Tesco PLC 754,171 2,202
Toyo Suisan Kaisha Ltd 6,800 387
WH Group Ltd
(f)
736,500 635
Wilmar International Ltd 147,800 473
Wm Morrison Supermarkets PLC
(e)
185,199 474
Woolworths Group Ltd 97,169 2,847
Yakult Honsha Co Ltd 9,200 525
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Yamazaki Baking Co Ltd 9,300 $ 152
$ 58,797
Food Service - 0.25%
Compass Group PLC 137,359 2,223
Sodexo SA 6,807 486
$ 2,709
Forest Products & Paper - 0.38%
Mondi PLC 37,391 736
Oji Holdings Corp 66,300 300
Smurfit Kappa Group PLC 17,435 617
Stora Enso Oyj 44,754 660
Svenska Cellulosa AB SCA
(b)
46,610 602
UPM- Kymmene Oyj 41,061 1,246
$ 4,161
Gas - 0.67%
Enagas SA 19,148 469
Hong Kong & China Gas Co Ltd 820,321 1,193
National Grid PLC 270,161 3,026
Naturgy Energy Group SA 22,713 438
Osaka Gas Co Ltd 28,800 564
Snam SpA 156,699 802
Toho Gas Co Ltd 5,700 252
Tokyo Gas Co Ltd 28,900 644
$ 7,388
Hand & Machine Tools - 0.40%
Amada Co Ltd 24,900 221
Disco Corp 2,200 513
Fuji Electric Co Ltd 9,800 306
Makita Corp 17,200 794
Schindler Holding AG - PC 3,133 838
Schindler Holding AG - REG 1,549 408
Techtronic Industries Co Ltd 105,500 1,336
$ 4,416
Healthcare - Products - 2.30%
Alcon Inc
(b)
37,827 2,152
Ambu A/S 12,571 370
Asahi Intecc Co Ltd 15,000 445
Carl Zeiss Meditec AG 3,097 349
Cochlear Ltd 5,053 714
Coloplast A/S 9,140 1,550
Demant A/S
(b)
8,333 248
DiaSorin SpA 1,937 351
EssilorLuxottica SA
(b)
21,879 2,929
Fisher & Paykel Healthcare Corp Ltd 44,207 1,095
GN Store Nord A/S 9,851 714
Koninklijke Philips NV
(b)
70,401 3,331
Microport Scientific Corp 55,000 250
Olympus Corp 89,700 1,775
QIAGEN NV
(b)
17,553 892
Sartorius Stedim Biotech 2,128 761
Shimadzu Corp 17,100 511
Siemens Healthineers AG
(f)
11,540 526
Smith & Nephew PLC 67,351 1,359
Sonova Holding AG
(b)
4,212 985
Straumann Holding AG 796 786
Sysmex Corp 12,900 1,127
Terumo Corp 49,700 2,022
$ 25,242
Healthcare - Services - 0.94%
BioMerieux 3,187 482
Eurofins Scientific SE
(b)
1,015 817
Fresenius Medical Care AG & Co KGaA 16,395 1,393
Fresenius SE & Co KGaA 32,162 1,492
Lonza Group AG 5,729 3,560
NMC Health PLC
(b),(g),(h)
7,238 —
Orpea
(b)
3,977 477
PeptiDream Inc
(b)
7,200 292
Ramsay Health Care Ltd 14,086 676

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
182
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Ryman Healthcare Ltd 30,803 $ 278
Sonic Healthcare Ltd 34,728 819
$ 10,286
Holding Companies - Diversified - 0.22%
CK Hutchison Holdings Ltd 207,632 1,358
Jardine Matheson Holdings Ltd 16,925 711
Swire Pacific Ltd 38,000 207
Washington H Soul Pattinson & Co Ltd 8,295 128
$ 2,404
Home Builders - 0.47%
Barratt Developments PLC 78,416 548
Berkeley Group Holdings PLC 9,693 586
Daiwa House Industry Co Ltd 43,600 1,166
Iida Group Holdings Co Ltd 11,320 221
Persimmon PLC 24,559 853
Sekisui Chemical Co Ltd 27,500 440
Sekisui House Ltd 47,500 938
Taylor Wimpey PLC 259,371 419
$ 5,171
Home Furnishings - 0.94%
Electrolux AB 17,352 377
Hoshizaki Corp 3,900 298
Panasonic Corp 169,900 1,566
SEB SA 1,742 306
Sharp Corp/Japan 16,400 203
Sony Corp 97,100 7,603
$ 10,353
Insurance - 4.95%
Admiral Group PLC 14,701 513
Aegon NV 137,656 381
Ageas SA/NV 13,471 561
AIA Group Ltd 930,200 9,530
Allianz SE 32,094 6,964
AMP Ltd 264,643 298
Assicurazioni Generali SpA 84,871 1,318
Aviva PLC 302,003 1,138
AXA SA 148,795 3,036
Baloise Holding AG 3,567 556
CNP Assurances
(b)
13,219 177
Dai-ichi Life Holdings Inc 83,000 1,258
Direct Line Insurance Group PLC 105,884 418
Gjensidige Forsikring ASA
(b)
15,386 328
Hannover Rueck SE 4,639 791
Insurance Australia Group Ltd 177,789 623
Japan Post Holdings Co Ltd 121,200 896
Japan Post Insurance Co Ltd 17,300 276
Legal & General Group PLC 459,382 1,321
M&G PLC 200,213 463
Mapfre SA 83,003 157
Medibank Pvt Ltd 211,866 426
MS&AD Insurance Group Holdings Inc 34,300 951
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
10,778 3,113
NN Group NV 22,175 834
Prudential PLC 200,321 3,230
QBE Insurance Group Ltd 113,026 874
RSA Insurance Group PLC 79,445 474
Sampo Oyj 36,237 1,460
SCOR SE
(b)
12,198 327
Sompo Holdings Inc 25,850 971
Suncorp Group Ltd 97,005 664
Swiss Life Holding AG 2,456 993
Swiss Re AG 22,669 1,825
T&D Holdings Inc 41,400 433
Tokio Marine Holdings Inc 48,700 2,248
Tryg A/S 9,307 286
Zurich Insurance Group AG 11,574 4,280
$ 54,392
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1.37%
Adevinta ASA - B Shares
(b)
18,442 $ 344
Auto Trader Group PLC
(f)
74,394 556
CyberAgent Inc 7,700 410
Delivery Hero SE
(b),(f)
9,937 1,069
Iliad SA 1,139 243
Kakaku.com Inc 10,300 275
LINE Corp
(b)
4,600 235
M3 Inc 34,000 1,970
Mercari Inc
(b)
6,500 295
MonotaRO Co Ltd 9,600 380
Prosus NV
(b)
37,496 3,758
Rakuten Inc 66,200 583
Scout24 AG
(f)
8,278 770
SEEK Ltd 25,756 391
Trend Micro Inc /Japan 10,200 631
United Internet AG 8,208 404
Wix.com Ltd
(b)
3,963 1,168
Z Holdings Corp 204,100 1,359
ZOZO Inc 8,300 234
$ 15,075
Investment Companies - 0.55%
Eurazeo SE
(b)
3,027 160
EXOR NV 8,344 492
Groupe Bruxelles Lambert SA 8,690 802
Industrivarden AB
(b)
12,284 324
Investor AB 35,041 2,241
Kinnevik AB – Class B
(b)
18,611 722
Kinnevik AB
(b),(e)
18,629 15
L E Lundbergforetagen AB
(b)
5,852 268
Melrose Industries PLC 374,121 499
Sofina SA 1,186 355
Wendel SE 2,063 212
$ 6,090
Iron & Steel - 0.41%
ArcelorMittal SA
(b)
55,146 695
BlueScope Steel Ltd 38,668 361
Evraz PLC 39,133 167
Fortescue Metals Group Ltd 130,276 1,665
Hitachi Metals Ltd 16,500 247
JFE Holdings Inc 37,900 287
Nippon Steel Corp 62,077 611
thyssenkrupp AG
(b)
31,161 225
voestalpine AG 8,937 222
$ 4,480
Leisure Products & Services - 0.19%
Shimano Inc 5,700 1,207
Yamaha Corp 10,300 502
Yamaha Motor Co Ltd 21,500 338
$ 2,047
Lodging - 0.46%
Accor SA
(b)
14,577 447
City Developments Ltd 34,900 206
Crown Resorts Ltd 28,680 190
Galaxy Entertainment Group Ltd 167,000 1,313
InterContinental Hotels Group PLC 13,317 769
Melco Resorts & Entertainment Ltd ADR 16,507 322
Sands China Ltd 186,400 820
SJM Holdings Ltd 153,000 210
Whitbread PLC 15,524 524
Wynn Macau Ltd
(b)
120,000 225
$ 5,026
Machinery - Construction & Mining - 0.88%
Epiroc AB - A Shares 50,698 756
Epiroc AB - B Shares 30,001 431
Hitachi Construction Machinery Co Ltd 8,200 288
Hitachi Ltd 74,400 2,475
Komatsu Ltd 67,400 1,467
Mitsubishi Electric Corp 140,500 1,936
Mitsubishi Heavy Industries Ltd 24,600 611

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
183
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB
(b)
86,850 $ 1,710
$ 9,674
Machinery - Diversified - 2.25%
ANDRITZ AG 5,605 187
Atlas Copco AB - A Shares 51,660 2,391
Atlas Copco AB - B Shares 30,020 1,206
CNH Industrial NV
(b)
78,723 624
Daifuku Co Ltd 7,800 687
FANUC Corp 14,800 2,596
GEA Group AG 11,803 431
Hexagon AB
(b)
21,651 1,572
Husqvarna AB 32,181 350
Keyence Corp 14,060 5,791
KION Group AG 4,997 423
Kone Oyj 26,148 2,243
Kubota Corp 79,800 1,441
Miura Co Ltd 6,700 275
Nabtesco Corp 8,600 272
SMC Corp/Japan 4,400 2,418
Spirax-Sarco Engineering PLC 5,674 773
Sumitomo Heavy Industries Ltd 8,500 193
THK Co Ltd 9,200 216
Yaskawa Electric Corp
(e)
18,500 664
$ 24,753
Media - 0.50%
Bollore SA 67,954 255
Informa PLC 115,675 638
ITV PLC 278,988 223
Pearson PLC 59,120 436
Schibsted ASA - B Shares
(b)
7,548 298
Telenet Group Holding NV 3,501 136
Vivendi SA 63,841 1,818
Wolters Kluwer NV 21,004 1,723
$ 5,527
Metal Fabrication & Hardware - 0.15%
Maruichi Steel Tube Ltd 4,300 115
MISUMI Group Inc 21,800 571
NSK Ltd 27,500 211
SKF AB 29,285 586
Tenaris SA 36,364 213
$ 1,696
Mining - 2.45%
Anglo American PLC 94,582 2,324
Antofagasta PLC 30,367 436
BHP Group Ltd 226,625 6,258
BHP Group PLC 162,645 3,702
Boliden AB 21,042 629
Evolution Mining Ltd 124,565 509
Glencore PLC
(b)
769,552 1,892
Mitsubishi Materials Corp 8,500 178
Newcrest Mining Ltd 62,180 1,464
Norsk Hydro ASA
(b)
103,460 330
Northern Star Resources Ltd 56,932 574
Rio Tinto Ltd 28,558 2,055
Rio Tinto PLC 86,378 5,372
South32 Ltd 372,824 576
Sumitomo Metal Mining Co Ltd 17,900 546
$ 26,845
Miscellaneous Manufacturers - 1.13%
Alfa Laval AB
(b)
24,202 591
Alstom SA
(b)
14,832 828
JSR Corp 15,600 333
Knorr- Bremse AG 3,721 473
Nikon Corp 23,200 182
Orica Ltd 31,205 399
Siemens AG 58,852 8,155
Smiths Group PLC 30,510 566
Toshiba Corp 29,800 859
$ 12,386
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.30%
Canon Inc 77,000 $ 1,321
FUJIFILM Holdings Corp 27,700 1,318
Ricoh Co Ltd 51,600 385
Seiko Epson Corp 21,500 256
$ 3,280
Oil & Gas - 3.03%
Ampol Ltd 19,210 368
BP PLC 1,559,653 5,441
DCC PLC 7,579 673
ENEOS Holdings Inc 236,130 925
Eni SpA 195,705 1,818
Equinor ASA 77,053 1,247
Galp Energia SGPS SA 38,562 414
Idemitsu Kosan Co Ltd 14,981 330
Inpex Corp 78,800 500
Lundin Energy AB 14,298 350
Neste Oyj 32,547 1,742
Oil Search Ltd 151,953 366
OMV AG 11,330 367
Repsol SA 114,452 904
Royal Dutch Shell PLC - A Shares 316,957 4,666
Royal Dutch Shell PLC - B Shares 286,782 4,035
Santos Ltd 136,215 569
TOTAL SE 190,156 7,544
Woodside Petroleum Ltd 73,418 1,059
$ 33,318
Pharmaceuticals - 9.32%
Alfresa Holdings Corp 14,400 289
Astellas Pharma Inc 143,300 2,248
AstraZeneca PLC 101,050 11,217
Bayer AG 75,578 5,027
Chugai Pharmaceutical Co Ltd 51,700 2,304
Daiichi Sankyo Co Ltd 43,700 3,898
Eisai Co Ltd 19,400 1,695
Galapagos NV
(b)
3,263 438
GlaxoSmithKline PLC 386,302 7,546
Grifols SA 22,948 622
Hikma Pharmaceuticals PLC 11,808 373
Hisamitsu Pharmaceutical Co Inc 4,000 185
Ipsen SA 2,902 300
Kobayashi Pharmaceutical Co Ltd 3,800 339
Kyowa Kirin Co Ltd 20,700 535
Medipal Holdings Corp 14,100 269
Merck KGaA 9,943 1,351
Nippon Shinyaku Co Ltd 3,600 297
Novartis AG 170,811 14,722
Novo Nordisk A/S 132,469 8,758
Ono Pharmaceutical Co Ltd 28,400 858
Orion Oyj 8,098 380
Otsuka Holdings Co Ltd 30,100 1,321
Recordati Industria Chimica e Farmaceutica SpA 8,044 439
Roche Holding AG 54,049 18,907
Sanofi 86,968 8,809
Santen Pharmaceutical Co Ltd 27,600 527
Shionogi & Co Ltd 20,400 1,133
Sumitomo Dainippon Pharma Co Ltd 13,700 173
Suzuken Co Ltd/Aichi Japan 5,100 189
Taisho Pharmaceutical Holdings Co Ltd 2,700 166
Takeda Pharmaceutical Co Ltd 121,200 4,519
Teva Pharmaceutical Industries Ltd ADR
(b)
84,278 832
UCB SA 9,727 1,154
Vifor Pharma AG 3,501 518
$ 102,338
Pipelines - 0.09%
APA Group 90,770 696
Koninklijke Vopak NV 5,409 297
$ 993

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
184
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 0.25%
3i Group PLC 74,933 $ 921
EQT AB 18,345 340
Partners Group Holding AG 1,438 1,465
$ 2,726
Real Estate - 1.56%
Aeon Mall Co Ltd 7,850 104
Aroundtown SA
(b)
88,647 486
Azrieli Group Ltd 3,268 176
CapitaLand Ltd 197,600 402
CK Asset Holdings Ltd 198,632 1,078
Daito Trust Construction Co Ltd 5,100 452
Deutsche Wohnen SE 26,294 1,403
Hang Lung Properties Ltd 155,000 437
Henderson Land Development Co Ltd 111,982 440
Hongkong Land Holdings Ltd 89,775 343
Hulic Co Ltd 23,300 212
Kerry Properties Ltd 50,500 131
LEG Immobilien AG 5,309 780
Mitsubishi Estate Co Ltd 91,000 1,424
Mitsui Fudosan Co Ltd 71,500 1,293
New World Development Co Ltd 117,750 610
Nomura Real Estate Holdings Inc 8,900 170
REA Group Ltd
(e)
4,054 341
Sino Land Co Ltd 243,073 283
Sumitomo Realty & Development Co Ltd 23,800 702
Sun Hung Kai Properties Ltd 100,000 1,342
Swire Properties Ltd 90,000 244
Swiss Prime Site AG 5,845 527
Tokyu Fudosan Holdings Corp 47,100 202
UOL Group Ltd 35,600 172
Vonovia SE 39,632 2,836
Wharf Real Estate Investment Co Ltd 128,000 532
$ 17,122
REITs - 1.39%
Ascendas Real Estate Investment Trust 236,650 577
British Land Co PLC/The 67,792 331
CapitaLand Commercial Trust 208,000 256
CapitaLand Mall Trust 198,800 286
Covivio 3,997 296
Daiwa House REIT Investment Corp 153 400
Dexus 83,947 546
Gecina SA 3,527 485
GLP J- Reit
(b)
280 432
Goodman Group 126,594 1,704
GPT Group/The 149,855 423
ICADE 2,297 149
Japan Prime Realty Investment Corp 62 187
Japan Real Estate Investment Corp 102 571
Japan Retail Fund Investment Corp 202 304
Klepierre SA 15,150 249
Land Securities Group PLC 54,243 420
Link REIT 158,400 1,260
Mapletree Commercial Trust 165,600 233
Mapletree Logistics Trust 204,700 311
Mirvac Group 302,639 470
Nippon Building Fund Inc 98 590
Nippon Prologis REIT Inc
(b)
162 531
Nomura Real Estate Master Fund Inc
(b)
327 419
Orix JREIT Inc 202 300
Scentre Group 399,296 665
Segro PLC 90,860 1,155
Stockland 183,429 535
Suntec Real Estate Investment Trust 151,500 156
Unibail - Rodamco -Westfield 10,646 495
United Urban Investment Corp 228 253
Vicinity Centres 296,196 316
$ 15,305
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 2.10%
ABC-Mart Inc
(e)
2,600 $ 137
Aeon Co Ltd 50,400 1,251
Cie Financiere Richemont SA 40,158 2,674
Cosmos Pharmaceutical Corp 1,600 282
FamilyMart Co Ltd 13,700 304
Fast Retailing Co Ltd
(e)
4,500 2,683
Hennes & Mauritz AB 61,804 989
Industria de Diseno Textil SA 83,918 2,360
Isetan Mitsukoshi Holdings Ltd 25,900 142
JD Sports Fashion PLC 33,725 325
Kingfisher PLC 162,495 591
Lawson Inc
(e)
3,800 188
Marui Group Co Ltd 14,600 266
McDonald's Holdings Co Japan Ltd 5,100 250
Moncler SpA
(b)
14,904 578
Next PLC 10,239 820
Nitori Holdings Co Ltd 6,200 1,298
Pan Pacific International Holdings Corp 31,600 744
Pandora A/S 7,693 562
Ryohin Keikaku Co Ltd 18,300 286
Shimamura Co Ltd 1,800 149
Sundrug Co Ltd 5,500 205
Swatch Group AG/The - BR 2,227 471
Swatch Group AG/The - REG 4,051 160
Tsuruha Holdings Inc 2,900 388
USS Co Ltd 16,900 285
Welcia Holdings Co Ltd 7,400 317
Wesfarmers Ltd 87,227 3,048
Yamada Denki Co Ltd 55,700 299
Zalando SE
(b),(f)
11,673 1,023
$ 23,075
Semiconductors - 2.04%
Advantest Corp 15,400 738
ASM Pacific Technology Ltd 23,600 254
ASML Holding NV 32,746 12,237
Hamamatsu Photonics KK 10,700 487
Infineon Technologies AG 96,234 2,676
Lasertec Corp 5,800 438
Renesas Electronics Corp
(b)
59,200 373
Rohm Co Ltd 6,800 438
STMicroelectronics NV 49,035 1,483
SUMCO Corp 20,100 273
Tokyo Electron Ltd 11,500 2,950
$ 22,347
Shipbuilding - 0.04%
Wartsila OYJ Abp 34,175 293
Yangzijiang Shipbuilding Holdings Ltd 198,700 133
$ 426
Software - 1.93%
AVEVA Group PLC 4,974 336
Dassault Systemes SE 10,164 1,918
Konami Holdings Corp 7,100 273
Nemetschek SE 4,443 353
Nexon Co Ltd 37,300 873
Oracle Corp Japan 3,000 352
Sage Group PLC/The 84,059 830
SAP SE 80,333 13,283
Square Enix Holdings Co Ltd 7,000 461
TeamViewer AG
(b),(f)
10,001 541
Temenos AG 5,098 824
TIS Inc 17,200 343
Ubisoft Entertainment SA
(b)
6,995 576
WiseTech Global Ltd 11,207 232
$ 21,195
Telecommunications - 4.07%
Altice Europe NV
(b)
47,934 212
BT Group PLC 684,901 954
Deutsche Telekom AG 256,410 4,520
Elisa Oyj 10,943 644

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
185
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Hikari Tsushin Inc 1,600 $ 386
HKT Trust & HKT Ltd 290,980 416
KDDI Corp 124,100 3,607
Koninklijke KPN NV 274,826 721
Nice Ltd
(b)
4,800 1,102
Nippon Telegraph & Telephone Corp 99,100 2,255
Nokia OYJ
(b)
434,954 2,120
NTT DOCOMO Inc 87,000 2,426
Orange SA 153,479 1,714
PCCW Ltd 327,000 205
Proximus SADP 11,713 231
SES SA 29,528 210
Singapore Telecommunications Ltd 628,200 1,060
SoftBank Corp 147,300 1,936
SoftBank Group Corp 120,600 7,460
Spark New Zealand Ltd 141,324 459
Swisscom AG 1,993 1,104
Tele2 AB 38,418 545
Telecom Italia SpA /Milano 643,267 306
Telecom Italia SpA /Milano - RSP 464,185 220
Telefonaktiebolaget LM Ericsson 224,542 2,618
Telefonica Deutschland Holding AG 80,181 222
Telefonica SA 374,466 1,475
Telenor ASA 55,485 903
Telia Co AB 188,770 728
Telstra Corp Ltd 320,233 681
TPG Telecom Ltd
(b)
28,551 173
Vodafone Group PLC 2,061,581 3,023
$ 44,636
Textiles - 0.02%
Teijin Ltd 13,700 215
Toys, Games & Hobbies - 0.51%
Bandai Namco Holdings Inc 15,300 950
Nintendo Co Ltd 8,600 4,629
$ 5,579
Transportation - 1.86%
AP Moller - Maersk A/S - A 249 354
AP Moller - Maersk A/S - B 504 772
Aurizon Holdings Ltd 147,444 471
Central Japan Railway Co 11,100 1,664
Deutsche Post AG 76,100 3,469
DSV PANALPINA A/S 15,925 2,486
East Japan Railway Co 23,200 1,510
Getlink SE
(b)
33,850 518
Hankyu Hanshin Holdings Inc 17,600 572
Kamigumi Co Ltd 7,500 155
Keihan Holdings Co Ltd 7,400 319
Keikyu Corp 17,000 254
Keio Corp 7,900 478
Keisei Electric Railway Co Ltd 10,000 294
Kintetsu Group Holdings Co Ltd 13,200 581
Kuehne + Nagel International AG 4,155 805
Kyushu Railway Co 11,500 254
MTR Corp Ltd 118,500 616
Nagoya Railroad Co Ltd 14,300 399
Nippon Express Co Ltd 5,600 331
Nippon Yusen KK 11,700 183
Odakyu Electric Railway Co Ltd 22,700 562
Poste Italiane SpA
(f)
40,192 369
Seibu Holdings Inc 16,200 178
SG Holdings Co Ltd 12,300 566
Tobu Railway Co Ltd 14,600 456
Tokyu Corp 38,500 515
West Japan Railway Co 12,500 657
Yamato Holdings Co Ltd 23,700 620
$ 20,408
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0.24%
Severn Trent PLC 18,324 $ 569
Suez SA 26,587 459
United Utilities Group PLC 52,510 577
Veolia Environnement SA 41,458 1,000
$ 2,605
TOTAL COMMON STOCKS $ 1,073,919
PREFERRED STOCKS - 0.56% Shares Held Value (000's)
Automobile Manufacturers - 0.31%
Bayerische Motoren Werke AG 2.52% 4,380 $ 247
Porsche Automobil Holding SE 2.21% 11,780 725
Volkswagen AG 4.86% 14,278 2,388
$ 3,360
Chemicals - 0.02%
FUCHS PETROLUB SE 0.97% 5,353 253
Consumer Products - 0.13%
Henkel AG & Co KGaA 1.85% 13,707 1,401
Electronics - 0.10%
Sartorius AG 0.36% 2,737 1,162
TOTAL PREFERRED STOCKS $ 6,176
Total Investments $ 1,100,866
Other Assets and Liabilities -  (0.27)% (2,993)
TOTAL NET ASSETS - 100.00% $ 1,097,873
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,560 or
0.78% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,849 or 1.63% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Schedule of Investments
International Equity Index Fund
August 31, 2020
See accompanying notes.
186
Portfolio Summary  (unaudited)
Location Percent
Japan 24.63%
United Kingdom 12.63%
Switzerland 10.43%
France 10.43%
Germany 9.36%
Australia 6.84%
Netherlands 4.53%
Hong Kong 3.16%
Sweden 3.03%
Denmark 2.41%
Spain 2.28%
Italy 2.06%
United States 1.89%
Finland 1.22%
Ireland 1.09%
Singapore 1.02%
Belgium 0.88%
Israel 0.63%
Norway 0.58%
New Zealand 0.33%
Luxembourg 0.21%
Portugal 0.17%
Austria 0.16%
China 0.10%
Macao 0.09%
Chile 0.04%
Isle of Man 0.04%
Jordan 0.03%
United Arab Emirates 0.00%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,107 $ 352,474 $ 347,947 $ 10,634
$ 6,107 $ 352,474 $ 347,947 $ 10,634
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2020 Long 26 $ 2,470 $ 161
Total $ 161
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
187
INVESTMENT COMPANIES - 3.34% Shares Held Value (000's)
Money Market Funds - 3.34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
34,883,655 $ 34,88 4
TOTAL INVESTMENT COMPANIES $ 34,88 4
COMMON STOCKS - 98.62% Shares Held Value (000's)
Advertising - 0.54%
Stroeer SE & Co KGaA
(b),(e)
72,523 $ 5,654
Aerospace & Defense - 0.29%
Ultra Electronics Holdings PLC 99,479 3,065
Agriculture - 0.27%
Genus PLC 64,518 2,867
Airlines - 0.27%
Wizz Air Holdings Plc
(b),(f)
55,149 2,861
Apparel - 1.04%
boohoo Group PLC
(b)
1,972,102 7,679
Puma SE
(b)
38,152 3,161
$ 10,840
Automobile Manufacturers - 0.22%
Isuzu Motors Ltd 234,000 2,312
Automobile Parts & Equipment - 1.72%
FCC Co Ltd 100,000 1,816
Rheinmetall AG 76,187 7,063
Toyoda Gosei Co Ltd 259,900 5,646
TS Tech Co Ltd 118,900 3,478
$ 18,003
Banks - 3.32%
BAWAG Group AG
(b),(f)
97,239 3,663
Cembra Money Bank AG
(e)
43,138 5,147
Chiba Bank Ltd/The 934,000 4,838
Israel Discount Bank Ltd 1,435,115 4,590
Mediobanca Banca di Credito Finanziario SpA 676,214 5,881
Mizrahi Tefahot Bank Ltd 228,971 4,663
Paragon Banking Group PLC 405,465 1,926
Shinsei Bank Ltd 339,300 3,959
$ 34,667
Beverages - 1.09%
Carlsberg AS 19,527 2,745
Royal Unibrew A/S 82,160 8,621
$ 11,366
Biotechnology - 0.24%
Argenx SE
(b)
10,651 2,468
Building Materials - 2.01%
Buzzi Unicem SpA 335,462 8,200
Ibstock PLC
(f)
1,034,247 2,108
ROCKWOOL International A/S 24,976 9,437
Wienerberger AG 46,356 1,250
$ 20,995
Chemicals - 3.16%
Arkema SA 67,316 7,453
Denka Co Ltd 240,600 6,771
Koninklijke DSM NV 23,687 3,793
Lintec Corp 138,400 3,280
Solvay SA 29,074 2,505
Sumitomo Bakelite Co Ltd 153,500 4,054
Zeon Corp 489,500 5,138
$ 32,994
Commercial Services - 2.16%
Aggreko PLC 357,470 2,252
Loomis AB
(b)
223,195 5,605
Nishio Rent All Co Ltd 91,800 2,023
Park24 Co Ltd 282,900 5,094
QinetiQ Group PLC 881,717 3,412
Rentokil Initial PLC 582,803 4,150
$ 22,536
Computers - 5.86%
Appen Ltd 288,948 7,370
Computacenter PLC 142,395 3,871
CyberArk Software Ltd
(b)
51,649 5,707
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Indra Sistemas SA
(b)
443,785 $ 3,235
Keywords Studios PLC 125,283 3,660
Logitech International SA 71,327 5,283
MCJ Co Ltd 291,400 2,593
NEC Corp 81,200 4,288
NEC Networks & System Integration Corp 170,100 3,163
Nomura Research Institute Ltd 140,700 3,741
NSD Co Ltd 134,100 2,337
S&T AG
(b)
148,410 4,158
Softcat PLC 182,256 3,375
Sopra Steria Group
(b)
25,451 4,133
Teleperformance 13,774 4,247
$ 61,161
Distribution & Wholesale - 2.32%
Inchcape PLC 791,564 5,332
Rexel SA
(b)
516,980 6,907
Seven Group Holdings Ltd
(e)
474,222 6,664
Toromont Industries Ltd 93,104 5,269
$ 24,172
Diversified Financial Services - 2.77%
DWS Group GmbH & Co KGaA
(b),(f)
70,125 2,764
Euronext NV
(f)
52,398 6,381
IG Group Holdings PLC 676,637 7,046
Man Group PLC/Jersey 1,855,154 3,050
Mitsubishi UFJ Lease & Finance Co Ltd 400,200 1,889
TP ICAP PLC 644,893 2,574
Zenkoku Hosho Co Ltd 147,600 5,223
$ 28,927
Electric - 2.43%
Capital Power Corp 261,900 5,747
Chubu Electric Power Co Inc 120,200 1,485
Hera SpA 1,429,532 5,458
Iren SpA 1,821,981 4,771
Northland Power Inc 283,200 7,932
$ 25,393
Electrical Components & Equipment - 1.35%
Prysmian SpA 269,315 7,527
Signify NV
(b),(f)
198,371 6,617
$ 14,144
Electronics - 1.45%
Anritsu Corp
(e)
336,500 7,368
Halma PLC 120,940 3,586
Mycronic AB 184,089 4,193
$ 15,147
Energy - Alternate Sources - 0.54%
Vestas Wind Systems A/S 37,339 5,645
Engineering & Construction - 4.16%
ACS Actividades de Construccion y Servicios SA 68,277 1,671
Balfour Beatty PLC 931,945 2,735
Downer EDI Ltd 1,377,166 4,553
Hazama Ando Corp 795,500 5,404
Kajima Corp 514,200 6,397
KAWADA TECHNOLOGIES Inc 24,900 1,178
Kyowa Exeo Corp 305,600 7,688
Penta-Ocean Construction Co Ltd 1,059,500 6,795
SPIE SA 180,471 3,062
Stantec Inc 123,000 3,994
$ 43,477
Entertainment - 1.68%
Flutter Entertainment PLC 28,908 4,750
GVC Holdings PLC 657,703 6,954
Kindred Group PLC
(b)
416,256 3,231
Tokyotokeiba Co Ltd 56,800 2,624
$ 17,559
Food - 4.00%
AAK AB
(b)
200,810 3,985
Empire Co Ltd 236,300 6,150
HelloFresh SE
(b)
144,888 7,465

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
188
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
J Sainsbury PLC 2,350,430 $ 5,775
Morinaga Milk Industry Co Ltd 152,500 7,411
NH Foods Ltd 151,000 6,840
Sonae SGPS SA 3,034,882 2,166
WH Group Ltd
(f)
2,277,500 1,963
$ 41,755
Food Service - 0.16%
Autogrill SpA
(b)
329,251 1,686
Forest Products & Paper - 1.17%
Interfor Corp
(b)
231,213 3,031
Sumitomo Forestry Co Ltd 219,200 3,500
UPM- Kymmene Oyj 119,017 3,613
West Fraser Timber Co Ltd 38,100 2,043
$ 12,187
Gas - 0.56%
Rubis SCA 124,727 5,872
Healthcare - Products - 2.20%
Ambu A/S 153,849 4,528
Carl Zeiss Meditec AG 17,866 2,016
ConvaTec Group PLC
(f)
1,671,033 4,267
GN Store Nord A/S 103,125 7,474
Sartorius Stedim Biotech 13,206 4,720
$ 23,005
Healthcare - Services - 1.74%
Evotec SE
(b),(e)
125,455 3,359
ICON PLC
(b)
37,045 6,905
Korian SA
(b)
88,529 3,429
Orpea
(b)
37,037 4,442
$ 18,135
Home Builders - 0.51%
Redrow PLC 886,372 5,365
Insurance - 2.48%
ASR Nederland NV 244,858 8,465
Direct Line Insurance Group PLC 1,538,108 6,079
Phoenix Group Holdings PLC 851,734 7,877
Swiss Life Holding AG 8,648 3,496
$ 25,917
Internet - 0.78%
Scout24 AG
(f)
87,040 8,097
Investment Companies - 0.66%
Kinnevik AB – Class B
(b),(e)
173,089 6,714
Kinnevik AB
(b),(e)
156,518 126
$ 6,840
Lodging - 0.13%
NagaCorp Ltd 1,150,000 1,387
Machinery - Diversified - 2.95%
ATS Automation Tooling Systems Inc
(b)
155,400 2,190
Bucher Industries AG 21,131 7,907
Husqvarna AB 733,853 7,990
KION Group AG 87,119 7,372
Okuma Holdings Inc 117,200 5,348
$ 30,807
Media - 1.82%
Future PLC 137,983 2,704
Nine Entertainment Co Holdings Ltd 4,282,610 5,247
ProSiebenSat.1 Media SE
(b)
482,348 5,478
Tokyo Broadcasting System Holdings Inc 322,100 5,563
$ 18,992
Metal Fabrication & Hardware - 0.31%
SKF AB 163,610 3,272
Mining - 3.98%
Alacer Gold Corp
(b)
262,500 1,813
Equinox Gold Corp
(b)
348,800 4,559
IGO Ltd 787,324 2,562
Lundin Mining Corp 1,099,600 6,888
NRW Holdings Ltd 1,519,386 2,457
OZ Minerals Ltd 515,926 5,551
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
(b)
1,922,496 $ 7,394
SSR Mining Inc
(b)
280,627 6,020
Wesdome Gold Mines Ltd
(b)
386,000 4,267
$ 41,511
Miscellaneous Manufacturers - 1.03%
Aalberts NV 109,665 4,127
Trelleborg AB
(b)
264,846 4,625
Vesuvius PLC 374,623 2,015
$ 10,767
Office & Business Equipment - 0.63%
Canon Marketing Japan Inc 152,000 2,711
Ricoh Co Ltd 290,200 2,166
Sato Holdings Corp 86,500 1,648
$ 6,525
Oil & Gas - 2.09%
Aker BP ASA 98,382 1,957
Beach Energy Ltd 4,776,419 5,342
DCC PLC 72,285 6,422
Parex Resources Inc
(b)
444,667 6,085
Tourmaline Oil Corp 156,500 1,988
$ 21,794
Packaging & Containers - 1.32%
DS Smith PLC 1,592,390 5,479
SIG Combibloc Group AG
(b)
420,911 8,260
$ 13,739
Pharmaceuticals - 3.55%
ALK- Abello A/S
(b)
8,739 2,953
Almirall SA 127,413 1,402
Clinigen Group Plc 183,276 1,687
Dechra Pharmaceuticals PLC 111,039 4,637
Hikma Pharmaceuticals PLC 225,835 7,126
Nichi-iko Pharmaceutical Co Ltd 162,800 1,829
Nippon Shinyaku Co Ltd 71,100 5,875
Sawai Pharmaceutical Co Ltd 130,000 6,653
Ship Healthcare Holdings Inc 64,600 2,985
Towa Pharmaceutical Co Ltd 98,600 1,958
$ 37,105
Pipelines - 0.60%
Keyera Corp 166,000 3,032
Koninklijke Vopak NV 59,212 3,251
$ 6,283
Private Equity - 0.89%
Intermediate Capital Group PLC 400,448 7,249
Jafco Co Ltd 50,900 2,049
$ 9,298
Real Estate - 3.65%
CA Immobilien Anlagen AG 66,497 2,069
Castellum AB 370,689 7,599
Entra ASA
(f)
167,213 2,282
Hysan Development Co Ltd 1,013,000 3,199
Kojamo Oyj 122,290 2,963
LEG Immobilien AG 50,956 7,488
PSP Swiss Property AG 62,851 7,498
UOL Group Ltd 1,038,100 5,007
$ 38,105
REITs - 7.34%
Allied Properties Real Estate Investment Trust 134,859 3,805
alstria office REIT-AG 217,904 3,260
Canadian Apartment Properties REIT 65,200 2,249
Charter Hall Group 919,657 8,465
Cofinimmo SA 17,847 2,611
Covivio 61,449 4,545
Frasers Logistics & Commercial Trust 3,219,100 3,164
GLP J- Reit
(b)
3,471 5,360
Granite Real Estate Investment Trust 60,400 3,593
ICADE 55,088 3,566
Inmobiliaria Colonial Socimi SA 272,310 2,399
Japan Hotel REIT Investment Corp 8,465 3,920

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
189
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kenedix Office Investment Corp 811 $ 4,804
Kenedix Residential Next Investment Corp 1,491 2,656
Keppel DC REIT 2,509,700 5,363
Mapletree Industrial Trust 2,948,800 6,600
MCUBS MidCity Investment Corp 2,929 2,264
Mitsui Fudosan Logistics Park Inc 1,070 5,349
Summit Industrial Income REIT 289,600 2,635
$ 76,608
Retail - 6.78%
B&M European Value Retail SA 1,477,472 9,379
cocokara fine Inc 45,400 2,544
Cosmos Pharmaceutical Corp 40,000 7,045
Grafton Group PLC 364,424 3,760
JD Sports Fashion PLC 593,770 5,714
Man Wah Holdings Ltd 3,155,200 4,406
Moncler SpA
(b)
66,698 2,586
Ryohin Keikaku Co Ltd 418,200 6,537
Saizeriya Co Ltd
(e)
133,800 2,506
Seiko Holdings Corp 126,600 1,784
Seria Co Ltd 50,800 2,246
Shop Apotheke Europe NV
(b),(e),(f)
20,447 3,892
Super Retail Group Ltd 663,661 5,224
Sushiro Global Holdings Ltd 303,400 7,050
Tsuruha Holdings Inc 45,800 6,130
$ 70,803
Semiconductors - 0.92%
ASM International NV 64,154 9,632
Shipbuilding - 0.15%
Mitsui E&S Holdings Co Ltd
(b)
373,900 1,511
Software - 2.13%
CompuGroup Medical SE & Co KgaA 33,878 3,040
Descartes Systems Group Inc /The
(b)
76,200 4,650
Kinaxis Inc
(b)
26,600 4,057
Open Text Corp 87,900 3,987
TIS Inc 325,400 6,494
$ 22,228
Telecommunications - 2.06%
Bezeq The Israeli Telecommunication Corp Ltd
(b)
5,875,913 6,70 3
Eutelsat Communications SA 278,243 2,790
Proximus SADP 234,207 4,625
Spark New Zealand Ltd 2,291,873 7,441
$ 21,5 59
Transportation - 3.14%
ComfortDelGro Corp Ltd 3,491,100 3,789
Kamigumi Co Ltd 313,800 6,476
National Express Group PLC 137,350 233
Nippon Express Co Ltd 87,200 5,150
PostNL NV
(b)
1,086,851 3,233
Sankyu Inc 147,800 6,166
TFI International Inc 175,500 7,758
$ 32,805
TOTAL COMMON STOCKS $ 1,029,84 3
Total Investments $ 1,064,727
Other Assets and Liabilities -  (1.96)% (20,464)
TOTAL NET ASSETS - 100.00% $ 1,044,263
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,940 or 2.29% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,895 or 4.30% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 24.26%
United Kingdom 12.19%
Canada 9.78%
Germany 6.34%
Australia 5.82%
France 5.29%
Netherlands 4.96%
Sweden 4.22%
Denmark 3.96%
Switzerland 3.88%
United States 3.51%
Italy 3.46%
Ireland 2.44%
Singapore 2.28%
Israel 2.08%
Austria 1.07%
Belgium 0.93%
Hong Kong 0.91%
Spain 0.83%
New Zealand 0.71%
Jordan 0.68%
Isle of Man 0.67%
Finland 0.63%
Norway 0.41%
Malta 0.31%
Portugal 0.21%
Cambodia 0.13%
Other Assets and Liabilities
(1.96)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
190
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,546 $ 568,974 $ 563,63 6 $ 34,88 4
$ 29,546 $ 568,974 $ 563,63 6 $ 34,88 4
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 129 $ — $ — $ —
$ 129 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2020
See accompanying notes.
191
INVESTMENT COMPANIES - 0.04% Shares Held Value (000's)
Exchange-Traded Funds - 0.04%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
435 $ 25
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 24
$ 49
TOTAL INVESTMENT COMPANIES $ 49
MUNICIPAL BONDS - 103.68%
Principal
Amount (000's) Value (000's)
Alabama - 4.00%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 2,008
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,094
5.25%, 05/01/2044
(a)
2,000 2,220
$ 5,322
Arizona - 4.32%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 792
7.25%, 01/01/2054
(a)
1,000 862
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,768
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,315
$ 5,737
Arkansas - 0.76%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,009
California - 3.82%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 547
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,087
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 506
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,009
La Verne Public Financing Authority
7.25%, 09/01/2026 490 492
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,433
$ 5,074
Colorado - 4.97%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,029
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,281
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,131
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,093
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 518
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,500 1,554
$ 6,606
Connecticut - 1.76%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,332
District of Columbia - 0.82%
District of Columbia
4.00%, 07/01/2039 1,000 1,085
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida - 4.61%
Florida Development Finance Corp
6.25%, 01/01/2049
(a),(c)
$ 1,000 $ 881
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
2,999 3,491
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,435
Orange County Housing Finance Authority
7.00%, 10/01/2025 325 326
$ 6,133
Illinois - 17.40%
City of Chicago IL
5.50%, 01/01/2042 300 324
5.50%, 01/01/2049 1,000 1,132
6.00%, 01/01/2038 1,900 2,189
7.46%, 02/15/2026 1,707 1,219
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 877
5.00%, 01/01/2039 1,200 1,359
Illinois Finance Authority
0.00%, 12/01/2042
(e)
300 162
4.00%, 10/01/2055 250 271
4.75%, 10/15/2040
(a),(c)
2,500 2,562
5.00%, 10/01/2035 250 312
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,138
5.00%, 06/15/2029 1,000 1,143
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
4,991 5,864
Metropolitan Pier & Exposition Authority
4.00%, 06/15/2050 500 512
5.00%, 06/15/2050 1,000 1,124
5.00%, 06/15/2057 500 548
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,158
State of Illinois
5.50%, 07/01/2027 1,150 1,240
$ 23,134
Indiana - 0.95%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
1,000 940
Town of Shoals IN
7.25%, 11/01/2043 300 317
$ 1,257
Louisiana - 7.77%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(a)
1,000 998
5.50%, 11/01/2039
(a)
800 852
5.65%, 11/01/2037
(a)
1,000 1,098
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
4,000 4,749
Parish of St John the Baptist LA
2.10%, 06/01/2037
(c)
1,000 1,004
2.37%, 06/01/2037
(c)
1,000 1,012
Port New Orleans Board of Commissioners
5.00%, 04/01/2044
(f)
500 614
$ 10,327
Maine - 0.83%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,108
Maryland - 0.47%
City of Westminster MD
6.25%, 07/01/2044 600 626

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2020
See accompanying notes.
192
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Massachusetts - 0.19%
Massachusetts Development Finance
Agency (credit support from Assured Guaranty
Municipal Corp )
3.00%, 10/01/2045
(b)
$ 250 $ 256
Michigan - 3.23%
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 1,000 1,037
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,172
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,046
5.00%, 11/15/2049 1,000 1,042
$ 4,297
Missouri - 2.01%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 517
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,093
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 1,056
$ 2,666
Montana - 1.06%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,414
Nevada - 1.84%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,396 1,593
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 851
$ 2,444
New Hampshire - 1.85%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(c)
1,000 989
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,469
$ 2,458
New Jersey - 6.43%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 255
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 579
5.00%, 06/15/2047 500 568
5.25%, 06/15/2040 55 68
5.25%, 06/15/2040 945 1,047
5.63%, 11/15/2030 1,500 1,556
5.75%, 09/15/2027 500 494
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,238
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,088
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(b)
500 655
$ 8,548
New York - 3.56%
Glen Cove Local Economic Assistance Corp
5.00%, 01/01/2056 1,000 1,030
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 443
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,149
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
5.00%, 01/01/2036 $ 1,000 $ 1,078
5.38%, 08/01/2036 1,000 1,035
$ 4,735
North Carolina - 1.50%
Charlotte-Mecklenburg Hospital Authority/The
0.02%, 01/15/2038
(c)
2,000 2,000
Ohio - 4.69%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 3,295
Cleveland Department of Public Utilities Division
of Public Power (credit support from Assured
Guaranty Municipal Corp )
4.00%, 11/15/2037
(b)
500 583
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,059
5.00%, 07/01/2049
(a)
1,000 1,018
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(g)
1,000 273
$ 6,228
Oklahoma - 1.67%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,171
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,050
$ 2,221
Oregon - 0.49%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 647
Pennsylvania - 5.95%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 476
5.13%, 05/01/2030 1,000 900
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,286
5.00%, 06/01/2035 1,000 1,236
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,024
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 978
5.50%, 11/01/2044 1,000 1,026
5.75%, 06/01/2036
(a)
1,000 981
$ 7,907
South Carolina - 0.39%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 517
South Dakota - 0.38%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 2.67%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,095
5.00%, 10/01/2035 500 509
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 1,000 1,155
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 785
$ 3,544

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2020
See accompanying notes.
193
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 7.07%
Grand Parkway Transportation Corp
3.00%, 10/01/2050 $ 1,250 $ 1,282
North Texas Tollway Authority
5.00%, 01/01/2045 615 704
5.00%, 01/01/2048 500 585
Port Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,500 3,501
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 2,100 2,484
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 345
7.00%, 06/30/2040 500 502
$ 9,403
Utah - 1.06%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,411
Vermont - 1.08%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(c)
1,300 1,441
Virginia - 1.14%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(c)
1,500 1,521
Wisconsin - 2.94%
Public Finance Authority
5.00%, 01/01/2024 500 552
5.00%, 12/01/2025 1,200 1,387
5.00%, 09/01/2039
(a)
1,000 1,031
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 70 68
6.00%, 07/01/2028 170 158
6.50%, 07/01/2033 300 268
7.00%, 07/01/2043 500 447
$ 3,911
TOTAL MUNICIPAL BONDS $ 137,819
Total Investments $ 137,868
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.53)%
Notes with interest rates of 0.12% - 0.39% at
August 31, 2020 and contractual maturity of
collateral from 2024-2026.
(h)
$ (6,023) (6,023)
Total Net Investments $ 131,845
Other Assets and Liabilities -  0.81% 1,079
TOTAL NET ASSETS - 100.00% $ 132,924
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,653 or 32.09% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the f und.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $273 or 0.21%
of net assets.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 90.53%
General Obligation Unlimited 4.75%
Insured 2.76%
General Obligation Limited 2.13%
Tax Allocation 1.37%
Certificate Participation 0.92%
Prerefunded 0.84%
Special Tax 0.38%
Investment Companies 0.04%
Liability For Floating Rate Notes Issued (4.53)%
Other Assets and Liabilities
0.81%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2020
See accompanying notes.
194
INVESTMENT COMPANIES - 4.43% Shares Held Value (000's)
Money Market Funds - 4.43%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
4,893,135 $ 4,893
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
77,484,899 77,485
$ 82,378
TOTAL INVESTMENT COMPANIES $ 82,378
COMMON STOCKS - 94.25% Shares Held Value (000's)
Aerospace & Defense - 1.65%
Aselsan Elektronik Sanayi Ve Ticaret AS 13,814,800 $ 30,629
Automobile Parts & Equipment - 1.31%
Hyundai Mobis Co Ltd 72,600 13,587
Weichai Power Co Ltd 5,338,800 10,716
$ 24,303
Banks - 5.70%
Banco do Brasil SA 1,317,200 7,898
Bangkok Bank PCL 3,175,500 10,877
Bank Mandiri Persero Tbk PT 33,548,900 13,718
China Merchants Bank Co Ltd 7,939,100 37,877
Grupo Financiero Banorte SAB de CV
(d)
3,330,800 11,447
OTP Bank Nyrt
(d)
213,600 7,194
Sberbank of Russia PJSC ADR
(d)
1,404,300 16,874
$ 105,885
Beverages - 0.59%
Kweichow Moutai Co Ltd 41,948 10,925
Building Materials - 4.01%
Anhui Conch Cement Co Ltd 3,437,200 24,883
China National Building Material Co Ltd 6,751,900 9,477
China Resources Cement Holdings Ltd 10,588,200 15,420
Gansu Qilianshan Cement Group Co Ltd 3,286,944 9,717
Jiangxi Wannianqing Cement Co Ltd 1,990,193 5,229
Taiwan Cement Corp 6,657,441 9,734
$ 74,460
Chemicals - 0.97%
Coromandel International Ltd 877,000 9,069
Soulbrain Co Ltd/New
(d)
49,612 9,055
$ 18,124
Commercial Services - 1.22%
China Yuhua Education Corp Ltd
(e)
13,150,269 12,606
New Oriental Education & Technology Group Inc
ADR
(d)
69,100 10,132
$ 22,738
Computers - 3.10%
Asustek Computer Inc 216,179 1,790
Gigabyte Technology Co Ltd 3,650,400 10,546
Infosys Ltd ADR 2,082,818 26,244
Phison Electronics Corp 1,158,500 10,913
Wiwynn Corp 305,300 8,144
$ 57,637
Diversified Financial Services - 3.12%
B3 SA - Brasil Bolsa Balcao 1,658,200 17,843
Chailease Holding Co Ltd 2,330,790 10,295
E.Sun Financial Holding Co Ltd 11,437,084 10,603
Manappuram Finance Ltd 3,413,500 6,872
Muthoot Finance Ltd 786,800 12,278
$ 57,891
Electric - 0.20%
Mahanagar Gas Ltd 285,791 3,695
Electrical Components & Equipment - 1.13%
Delta Electronics Inc 2,032,106 13,069
LG Innotek Co Ltd 65,500 7,969
$ 21,038
Electronics - 5.57%
BYD Electronic International Co Ltd 3,420,700 14,466
FLEXium Interconnect Inc 2,196,800 9,424
General Interface Solution Holding Ltd 1,151,998 5,097
Luxshare Precision Industry Co Ltd 1,537,121 12,376
Micro-Star International Co Ltd 5,911,800 27,293
Radiant Opto-Electronics Corp 2,399,800 8,812
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Simplo Technology Co Ltd 746,900 $ 8,516
Tripod Technology Corp 1,963,600 7,753
Zhen Ding Technology Holding Ltd 2,305,300 9,667
$ 103,404
Engineering & Construction - 0.67%
Daelim Industrial Co Ltd 170,130 12,422
Environmental Control - 0.60%
China Conch Venture Holdings Ltd 2,557,400 11,073
Food - 2.73%
BIM Birlesik Magazalar AS 1,233,800 11,407
Dino Polska SA
(d),(e)
276,100 16,743
Marfrig Global Foods SA
(d)
4,670,100 15,173
X5 Retail Group NV 203,700 7,455
$ 50,778
Gas - 2.23%
China Gas Holdings Ltd 3,707,700 10,150
ENN Energy Holdings Ltd 2,820,000 31,246
$ 41,396
Healthcare - Products - 0.27%
China Medical System Holdings Ltd 4,538,587 5,112
Home Furnishings - 0.50%
E Ink Holdings Inc 6,590,600 9,216
Insurance - 3.09%
BB Seguridade Participacoes SA 2,283,400 11,120
Cathay Financial Holding Co Ltd 8,377,000 11,378
PICC Property & Casualty Co Ltd 12,714,100 9,804
Ping An Insurance Group Co of China Ltd 2,347,300 25,061
$ 57,363
Internet - 20.61%
Alibaba Group Holding Ltd ADR
(d)
549,500 157,723
JD.com Inc ADR
(d)
322,106 25,330
Meituan Dianping
(d)
826,000 27,229
Naspers Ltd 333,900 60,882
NCSoft Corp 14,400 9,990
Tencent Holdings Ltd 1,489,305 101,747
$ 382,901
Iron & Steel - 0.49%
Kumba Iron Ore Ltd
(f)
289,600 9,075
Machinery - Construction & Mining - 0.47%
Zoomlion Heavy Industry Science and
Technology Co Ltd
(d)
8,712,100 8,714
Mining - 2.15%
MMC Norilsk Nickel PJSC ADR 521,946 13,620
Polymetal International PLC 969,600 26,313
$ 39,933
Miscellaneous Manufacturers - 0.61%
Elite Material Co Ltd 1,969,100 11,405
Oil & Gas - 2.62%
LUKOIL PJSC ADR 169,100 11,545
Polski Koncern Naftowy ORLEN SA 715,700 9,844
Reliance Industries Ltd 969,700 27,389
$ 48,778
Pharmaceuticals - 4.29%
Alkem Laboratories Ltd 53,896 1,991
Aurobindo Pharma Ltd 784,500 8,584
Changchun High & New Technology Industry
Group Inc
180,352 12,286
CSPC Pharmaceutical Group Ltd 5,030,680 11,115
Hypera SA 1,801,900 10,558
Jiangsu Hengrui Medicine Co Ltd 704,331 9,735
Richter Gedeon Nyrt 380,700 9,272
Sino Biopharmaceutical Ltd 14,080,850 16,204
$ 79,745

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2020
See accompanying notes.
195
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 2.06%
China Vanke Co Ltd 4,496,600 $ 13,958
Country Garden Services Holdings Co Ltd 2,242,400 15,623
Longfor Group Holdings Ltd
(e)
1,655,400 8,758
$ 38,339
Retail - 2.68%
ANTA Sports Products Ltd 2,565,600 25,290
Wal-Mart de Mexico SAB de CV 4,877,400 11,680
Zhongsheng Group Holdings Ltd 2,060,900 12,853
$ 49,823
Semiconductors - 13.63%
Novatek Microelectronics Corp 3,152,800 25,795
Parade Technologies Ltd 321,200 11,386
Realtek Semiconductor Corp 1,587,900 20,574
Samsung Electronics Co Ltd 39,277 47,241
Samsung Electronics Co Ltd 544,100 24,705
Taiwan Semiconductor Manufacturing Co Ltd 1,056,607 15,400
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,363,417 108,051
$ 253,152
Software - 5.50%
G-bits Network Technology Xiamen Co Ltd 147,100 13,279
HCL Technologies Ltd 4,705,100 44,400
NetEase Inc ADR 91,200 44,434
$ 102,113
Telecommunications - 0.48%
Telekomunikasi Indonesia Persero Tbk PT 45,217,900 8,897
TOTAL COMMON STOCKS $ 1,750,964
PREFERRED STOCKS - 1.51% Shares Held Value (000's)
Banks - 1.51%
Banco Bradesco SA 0.02% 7,314,370 $ 27,997
TOTAL PREFERRED STOCKS $ 27,997
Total Investments $ 1,861,339
Other Assets and Liabilities -  (0.19)% (3,469)
TOTAL NET ASSETS - 100.00% $ 1,857,870
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,893 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,107 or 2.05% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
China 39.22%
Taiwan 19.65%
India 7.56%
Korea, Republic Of 6.72%
Brazil 4.88%
United States 4.43%
South Africa 3.77%
Russian Federation 2.66%
Turkey 2.26%
Hong Kong 2.25%
Poland 1.43%
Cyprus 1.42%
Mexico 1.25%
Indonesia 1.22%
Hungary 0.89%
Thailand 0.58%
Other Assets and Liabilities
(0.19)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 40,635 $ 1,080,784 $ 1,043,934 $ 77,485
$ 40,635 $ 1,080,784 $ 1,043,934 $ 77,485
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 213 $ — $ — $ —
$ 213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2020
See accompanying notes.
196
INVESTMENT COMPANIES - 0.97% Shares Held Value (000's)
Money Market Funds - 0.97%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
15,507,591 $ 15,508
TOTAL INVESTMENT COMPANIES $ 15,508
COMMON STOCKS - 98.89% Shares Held Value (000's)
Advertising - 0.72%
Interpublic Group of Cos Inc/The 644,574 $ 11,448
Agriculture - 1.13%
Phibro Animal Health Corp 836,078 17,942
Automobile Manufacturers - 0.40%
NFI Group Inc 472,843 6,398
Automobile Parts & Equipment - 2.11%
Linamar Corp 1,073,910 33,674
Banks - 11.69%
Bank OZK 1,729,742 39,853
Cathay General Bancorp 1,069,131 26,397
Cullen/Frost Bankers Inc 271,654 18,869
East West Bancorp Inc 1,063,842 39,128
PacWest Bancorp 539,845 10,300
Preferred Bank/Los Angeles CA 234,634 8,775
ServisFirst Bancshares Inc 757,826 27,775
Washington Trust Bancorp Inc 450,171 15,027
$ 186,124
Chemicals - 4.46%
HB Fuller Co 221,584 10,673
Huntsman Corp 1,550,177 33,515
RPM International Inc 316,301 26,813
$ 71,001
Computers - 3.11%
Amdocs Ltd 454,347 27,820
Leidos Holdings Inc 239,017 21,628
$ 49,448
Consumer Products - 1.77%
Avery Dennison Corp 243,931 28,147
Diversified Financial Services - 1.92%
Federal Agricultural Mortgage Corp 199,082 13,568
Raymond James Financial Inc 225,692 17,089
$ 30,657
Electric - 3.75%
ALLETE Inc 581,383 31,372
IDACORP Inc 72,110 6,483
PNM Resources Inc 196,134 8,567
Portland General Electric Co 186,822 7,127
Unitil Corp 145,049 6,121
$ 59,670
Electrical Components & Equipment - 3.59%
Energizer Holdings Inc 589,693 27,297
Littelfuse Inc 165,262 29,886
$ 57,183
Electronics - 2.99%
Hubbell Inc 149,505 21,666
nVent Electric PLC 1,355,129 25,910
$ 47,576
Engineering & Construction - 0.32%
Comfort Systems USA Inc 99,748 5,054
Food - 2.06%
Ingredion Inc 408,686 32,875
Gas - 1.17%
ONE Gas Inc 79,248 5,874
Spire Inc 218,754 12,734
$ 18,608
Hand & Machine Tools - 5.47%
Lincoln Electric Holdings Inc 285,211 27,583
MSA Safety Inc 248,994 31,361
Snap-on Inc 189,617 28,114
$ 87,058
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.35%
CONMED Corp 366,279 $ 31,614
LeMaitre Vascular Inc 193,691 6,252
STERIS PLC 201,217 32,122
Teleflex Inc 38,584 15,162
$ 85,150
Home Builders - 2.23%
LCI Industries 312,901 35,555
Insurance - 6.25%
Assured Guaranty Ltd 833,629 17,881
Fidelity National Financial Inc 1,291,929 42,414
James River Group Holdings Ltd 805,316 39,227
$ 99,522
Leisure Products & Services - 4.19%
Acushnet Holdings Corp 1,046,748 36,940
Brunswick Corp/DE 481,577 29,805
$ 66,745
Machinery - Diversified - 3.83%
Albany International Corp 331,482 17,204
Crane Co 427,746 24,185
Nordson Corp 105,325 19,642
$ 61,031
Media - 0.98%
John Wiley & Sons Inc 492,490 15,587
Metal Fabrication & Hardware - 0.96%
Timken Co/The 281,532 15,256
Miscellaneous Manufacturers - 1.28%
Donaldson Co Inc 165,513 8,335
EnPro Industries Inc 207,164 12,123
$ 20,458
Oil & Gas - 2.51%
Cimarex Energy Co 448,267 12,453
Diamondback Energy Inc 313,896 12,230
HollyFrontier Corp 641,865 15,321
$ 40,004
Packaging & Containers - 1.56%
Packaging Corp of America 244,944 24,798
Pipelines - 0.75%
Targa Resources Corp 705,552 12,001
REITs - 13.85%
Agree Realty Corp 351,418 23,517
Camden Property Trust 84,359 7,672
CyrusOne Inc 550,614 45,993
EastGroup Properties Inc 169,415 22,559
Four Corners Property Trust Inc 765,578 19,331
Granite Real Estate Investment Trust 384,087 22,848
Medical Properties Trust Inc 1,149,148 21,351
National Health Investors Inc 187,348 11,662
STORE Capital Corp 1,093,988 29,581
Terreno Realty Corp 268,608 16,020
$ 220,534
Semiconductors - 4.62%
Kulicke & Soffa Industries Inc 662,364 15,884
MKS Instruments Inc 374,251 44,734
Monolithic Power Systems Inc 48,214 12,879
$ 73,497
Shipbuilding - 1.24%
Huntington Ingalls Industries Inc 129,945 19,689
Software - 0.80%
Broadridge Financial Solutions Inc 43,434 5,968
ManTech International Corp/VA 90,486 6,773
$ 12,741
Toys, Games & Hobbies - 1.83%
Hasbro Inc 369,015 29,130
TOTAL COMMON STOCKS $ 1,574,561
Total Investments $ 1,590,069
Other Assets and Liabilities -  0.14% 2,213
TOTAL NET ASSETS - 100.00% $ 1,592,282

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2020
See accompanying notes.
197
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 33.71%
Industrial 21.24%
Consumer, Cyclical 10.76%
Consumer, Non-cyclical 10.31%
Technology 8.53%
Utilities 4.92%
Basic Materials 4.46%
Energy 3.26%
Communications 1.70%
Money Market Funds 0.97%
Other Assets and Liabilities
0.14%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 43,288 $ 578,226 $ 606,006 $ 15,508
$ 43,288 $ 578,226 $ 606,006 $ 15,508
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 279 $ — $ — $ —
$ 279 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2020
See accompanying notes.
198
INVESTMENT COMPANIES - 1.70% Shares Held Value (000's)
Money Market Funds - 1.70%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
82,912 $ 83
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
46,862 47
$ 130
TOTAL INVESTMENT COMPANIES $ 130
COMMON STOCKS - 99.41% Shares Held Value (000's)
Airlines - 0.79%
Allegiant Travel Co 466 $ 60
Apparel - 3.61%
Crocs Inc
(d)
1,537 61
Deckers Outdoor Corp
(d)
465 95
Hanesbrands Inc 7,771 119
$ 275
Automobile Parts & Equipment - 2.58%
BorgWarner Inc 1,501 61
Visteon Corp
(d)
1,802 136
$ 197
Banks - 3.17%
SVB Financial Group
(d)
949 242
Beverages - 1.18%
Boston Beer Co Inc /The
(d)
102 90
Biotechnology - 6.19%
Arrowhead Pharmaceuticals Inc
(d)
832 35
Biohaven Pharmaceutical Holding Co Ltd
(d)
2,024 128
Bio-Rad Laboratories Inc
(d)
65 33
CRISPR Therapeutics AG
(d)
856 80
Fate Therapeutics Inc
(d)
1,355 49
Immunomedics Inc
(d)
1,231 55
Mirati Therapeutics Inc
(d)
379 57
Novavax Inc
(d)
86 10
Ultragenyx Pharmaceutical Inc
(d)
299 25
$ 472
Building Materials - 3.68%
Masonite International Corp
(d)
1,659 151
Trex Co Inc
(d)
866 130
$ 281
Computers - 2.77%
Crowdstrike Holdings Inc
(d)
1,208 152
Zscaler Inc
(d)
412 59
$ 211
Cosmetics & Personal Care - 1.46%
elf Beauty Inc
(d)
5,708 111
Distribution & Wholesale - 0.47%
SiteOne Landscape Supply Inc
(d)
292 36
Diversified Financial Services - 4.50%
Ally Financial Inc 4,371 100
Hamilton Lane Inc 1,326 97
OneMain Holdings Inc 1,220 36
Tradeweb Markets Inc 1,926 110
$ 343
Electrical Components & Equipment - 2.86%
Generac Holdings Inc
(d)
378 72
Littelfuse Inc 808 146
$ 218
Energy - Alternate Sources - 4.47%
Enphase Energy Inc
(d)
846 65
First Solar Inc
(d)
811 62
Plug Power Inc
(d)
4,573 60
SolarEdge Technologies Inc
(d)
697 154
$ 341
Engineering & Construction - 1.65%
TopBuild Corp
(d)
822 126
Entertainment - 0.47%
Caesars Entertainment Inc
(d)
781 36
Food - 0.51%
Performance Food Group Co
(d)
1,056 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 14.57%
Inspire Medical Systems Inc
(d)
1,729 $ 207
Insulet Corp
(d)
849 185
iRhythm Technologies Inc
(d)
275 61
NanoString Technologies Inc
(d)
1,273 52
Natera Inc
(d)
3,351 213
Penumbra Inc
(d)
484 101
Repligen Corp
(d)
345 53
Tandem Diabetes Care Inc
(d)
2,123 239
$ 1,111
Healthcare - Services - 3.12%
Addus HomeCare Corp
(d)
776 72
Amedisys Inc
(d)
193 47
LHC Group Inc
(d)
571 119
$ 238
Home Builders - 2.18%
DR Horton Inc 615 44
KB Home 3,418 122
$ 166
Internet - 6.20%
Chewy Inc
(d)
1,478 90
Q2 Holdings Inc
(d)
1,315 128
Zendesk Inc
(d)
1,973 190
Zillow Group Inc - A Shares
(d)
757 65
$ 473
Leisure Products & Services - 4.34%
Fox Factory Holding Corp
(d)
1,800 181
YETI Holdings Inc
(d)
2,915 150
$ 331
Machinery - Diversified - 2.08%
Altra Industrial Motion Corp 1,680 66
Nordson Corp 499 93
$ 159
Metal Fabrication & Hardware - 0.69%
Timken Co/The 986 53
Office & Business Equipment - 0.45%
Zebra Technologies Corp
(d)
117 34
Pharmaceuticals - 4.62%
Horizon Therapeutics Plc
(d)
3,892 292
MyoKardia Inc
(d)
544 60
$ 352
Retail - 6.27%
BJ's Wholesale Club Holdings Inc
(d)
857 38
Floor & Decor Holdings Inc
(d)
3,068 225
National Vision Holdings Inc
(d)
2,556 96
Papa John's International Inc 800 79
Shake Shack Inc
(d)
594 40
$ 478
Semiconductors - 5.77%
Cree Inc
(d)
1,102 70
Inphi Corp
(d)
600 69
MACOM Technology Solutions Holdings Inc
(d)
1,881 67
MaxLinear Inc
(d)
1,412 34
MKS Instruments Inc 296 35
Semtech Corp
(d)
850 50
Synaptics Inc
(d)
622 53
Teradyne Inc 730 62
$ 440
Software - 6.15%
Elastic NV
(d)
338 37
Five9 Inc
(d)
897 114
Nuance Communications Inc
(d)
7,231 217
RingCentral Inc
(d)
347 101
$ 469

Schedule of Investments
Small-MidCap Growth Fund
August 31, 2020
See accompanying notes.
199
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2.61%
CryoPort Inc
(d),(e)
1,476 $ 82
Kansas City Southern 315 57
Knight-Swift Transportation Holdings Inc 1,321 60
$ 199
TOTAL COMMON STOCKS $ 7,581
Total Investments $ 7,711
Other Assets and Liabilities -  (1.11)% (85)
TOTAL NET ASSETS - 100.00% $ 7,626
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $83 or
1.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 31.65%
Consumer, Cyclical 20.71%
Technology 15.14%
Industrial 13.57%
Financial 7.67%
Communications 6.20%
Energy 4.47%
Money Market Funds 1.70%
Other Assets and Liabilities
(1.11)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 53 $ 2,875 $ 2,881 $ 47
$ 53 $ 2,875 $ 2,881 $ 47
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
200
INVESTMENT COMPANIES - 3.94% Shares Held Value (000's)
Exchange-Traded Funds - 0.68%
Invesco Preferred ETF 565,631 $ 8,439
iShares Preferred & Income Securities ETF
(a)
1,164,818 42,749
$ 51,188
Money Market Funds - 3.26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
245,019,305 245,019
TOTAL INVESTMENT COMPANIES $ 296,207
CONVERTIBLE PREFERRED STOCKS
- 1.54% Shares Held Value (000's)
Banks - 1.21%
Bank of America Corp 7.25%
(f)
470 $ 703
Wells Fargo & Co 7.50%
(f)
65,530 90,464
$ 91,167
Hand & Machine Tools - 0.33%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(f)
21,000 24,890
TOTAL CONVERTIBLE PREFERRED STOCKS $ 116,057
PREFERRED STOCKS - 11.58% Shares Held Value (000's)
Banks - 3.26%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,509
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(f)
201,000 5,226
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,429 66
Bank of New York Mellon Corp/The 5.20%,
12/20/2020
(a),(f)
107,448 2,768
Citigroup Inc 6.88%, 11/15/2023
(a),(f)
414,370 11,718
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 401
3 Month USD LIBOR + 3.64%
Goldman Sachs Group Inc /The 5.50%,
05/10/2023
(f)
742,590 20,109
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc /OH 5.88%,
10/15/2021
(f)
325,787 8,741
Huntington Bancshares Inc /OH 6.25%,
04/15/2021
(f)
990,264 25,400
JPMorgan Chase & Co 4.75%, 12/01/2024
(a),(f)
277,529 7,388
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 6,077
KeyCorp 6.13%, 12/15/2026
(a),(f)
750,031 22,306
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(a),(f)
7,117 187
Morgan Stanley 5.85%, 04/15/2027
(a),(f)
649,481 18,341
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc /The 6.13%,
05/01/2022
(a),(f)
1,239,905 32,907
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(a),(f)
328,950 8,931
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,502
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,000 8,590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 0.00%, 09/01/2025
(c),(f)
480,000 12,686
Truist Financial Corp 5.63%, 06/01/2021
(a),(f)
134,160 3,507
US Bancorp 3.50%, 09/30/2020
(f)
11,300 250
3 Month USD LIBOR + 0.60%
US Bancorp 6.50%, 01/15/2022
(a),(f)
239,945 6,462
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(a),(f)
170,096 4,744
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 5,158
Wells Fargo & Co 4.75%, 03/15/2025
(f)
330,978 8,205
Wells Fargo & Co 5.63%, 06/15/2022
(a),(f)
194,971 5,233
Wells Fargo & Co 5.85%, 09/15/2023
(a),(f)
62,555 1,632
3 Month USD LIBOR + 3.09%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 6.63%, 03/15/2024
(a),(f)
207,457 $ 5,720
3 Month USD LIBOR + 3.69%
$ 245,764
Diversified Financial Services - 0.27%
Affiliated Managers Group Inc 5.88%,
03/30/2059
(a)
146,761 4,029
Capital One Financial Corp 0.00%, 06/01/2025
(a),(c),(f)
160,148 3,887
Capital One Financial Corp 5.00%, 12/01/2024
(a),(f)
355,725 8,957
Charles Schwab Corp/The 6.00%, 12/01/2020
(a),(f)
138,263 3,520
$ 20,393
Electric - 2.37%
Alabama Power Co 5.00%, 10/01/2022
(a),(f)
572,000 16,016
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,450
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,264
Dominion Energy Inc 5.25%, 07/30/2076
(a)
890,372 23,016
DTE Energy Co 5.25%, 12/01/2062 306,488 7,809
DTE Energy Co 5.25%, 12/01/2077 315,006 8,370
DTE Energy Co 5.38%, 06/01/2076 7,539 193
Duke Energy Corp 5.13%, 01/15/2073 339,938 8,808
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,926
Entergy Arkansas LLC 4.90%, 12/01/2052
(a)
145,002 3,835
Entergy Louisiana LLC 4.70%, 06/01/2063
(a)
156,785 4,043
Entergy Louisiana LLC 4.88%, 09/01/2066
(a)
24,691 642
Entergy Louisiana LLC 5.25%, 07/01/2052
(a)
96,580 2,584
Entergy Texas Inc 5.38%, 10/15/2024
(a),(f)
30,000 825
Georgia Power Co 5.00%, 10/01/2077
(a)
262,012 7,242
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,190
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
09/30/2020
(a),(f)
493,973 12,646
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
225,022 6,132
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
(a)
477,663 12,185
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(a)
658,383 16,841
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
77,046 2,142
Southern Co/The 0.00%, 01/30/2080
(c)
239,337 6,419
Southern Co/The 5.25%, 12/01/2077 555,000 14,946
Southern Co/The 5.25%, 10/01/2076
(a)
100,061 2,599
$ 178,123
Food - 0.30%
Dairy Farmers of America Inc 7.88%,
09/30/2020
(f),(g)
16,000 1,448
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 21,385
$ 22,833
Gas - 0.02%
Entergy New Orleans LLC 5.00%, 12/01/2052 3,299 85
Entergy New Orleans LLC 5.50%, 04/01/2066 46,623 1,282
$ 1,367
Insurance - 1.60%
Allstate Corp/The 4.75%, 01/15/2025
(a),(f)
153,679 4,162
Allstate Corp/The 5.10%, 01/15/2053
(a)
537,816 14,467
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(a),(f)
439 12
American Financial Group Inc /OH 5.63%,
06/01/2060
125,706 3,423
American Financial Group Inc /OH 5.88%,
03/30/2059
(a)
100,515 2,779
American Financial Group Inc /OH 6.00%,
11/15/2055
12 —

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
201
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
American International Group Inc 5.85%,
03/15/2024
(f)
15,000 $ 410
Arch Capital Group Ltd 5.25%, 09/29/2021
(a),(f)
289,942 7,391
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,401
Equitable Holdings Inc 5.25%, 12/15/2024
(a),(f)
475,000 11,927
Hartford Financial Services Group Inc /The
7.88%, 04/15/2042
1,042,030 29,344
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(a),(c),(f)
30,000 795
Reinsurance Group of America Inc 6.20%,
09/15/2042
92,165 2,480
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 09/30/2020
(f)
544,287 13,716
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
29,666 813
Voya Financial Inc 5.35%, 09/15/2029
(a),(f)
72,909 2,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.63%, 04/30/2053 911,736 23,231
W R Berkley Corp 5.70%, 03/30/2058
(a)
1,933 52
W R Berkley Corp 5.75%, 06/01/2056
(a)
65,882 1,692
$ 120,148
Pipelines - 0.00%
Enbridge Inc 6.38%, 04/15/2078 1,939 50
3 Month USD LIBOR + 3.59%
REITs - 1.42%
Digital Realty Trust Inc 5.88%, 09/30/2020
(a),(f)
88,984 2,291
Digital Realty Trust Inc 6.35%, 09/08/2020
(f)
189,212 4,789
Federal Realty Investment Trust 5.00%,
09/29/2022
(f)
47,836 1,261
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 329
Kimco Realty Corp 5.25%, 12/20/2022
(a),(f)
406,949 10,784
National Retail Properties Inc 5.20%, 10/11/2021
(a),(f)
121,276 3,130
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 13,667
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,957 106
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,531
Public Storage 0.00%, 08/14/2025
(c),(f)
316,800 8,401
Public Storage 4.63%, 06/17/2025
(a),(f)
237,200 6,494
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 5,119
Public Storage 4.90%, 10/14/2021
(f)
6,561 169
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,679
Public Storage 5.20%, 09/30/2020
(a),(f)
1,800 46
Public Storage 5.20%, 09/30/2020
(f)
64,611 1,637
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,857
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 9,719
Vornado Realty Trust 5.40%, 09/30/2020
(a),(f)
188,066 4,749
Vornado Realty Trust 5.70%, 09/30/2020
(f)
759,672 19,235
$ 106,993
Savings & Loans - 0.05%
People's United Financial Inc 5.63%, 12/15/2026
(a),(f)
94,067 2,502
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(a),(f)
42,713 1,130
$ 3,632
Sovereign - 0.90%
CoBank ACB 6.13%, 10/01/2020
(f)
8,000 839
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 6,825
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,836
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 28,944
3 Month USD LIBOR + 4.01%
$ 67,444
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.39%
AT&T Inc 0.00%, 02/18/2025
(c),(f)
2,704,605 $ 68,616
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,076
Telephone and Data Systems Inc 6.63%,
03/31/2045
(a)
72,184 1,878
Telephone and Data Systems Inc 7.00%,
03/15/2060
(a)
1,071,162 27,497
United States Cellular Corp 6.25%, 09/01/2069 160,000 4,189
United States Cellular Corp 6.95%, 05/15/2060 45,971 1,170
$ 104,426
TOTAL PREFERRED STOCKS $ 871,173
BONDS - 80.43%
Principal
Amount (000's) Value (000's)
Banks - 48.79%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(g),(h),( i )
$ 5,000 $ 5,731
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(f),(h),( i )
2,700 3,095
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(f),(h),( i )
30,600 30,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(f),(h),( i )
32,400 34,182
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12/31/2049
(f),(h)
5,000 5,610
3 Month USD LIBOR + 3.90%
6.25%, 12/31/2049
(f),(h)
30,599 33,547
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(f),(h)
46,995 54,343
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(f),(h)
97,785 110,473
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,434
Bank of Montreal
1.85%, 05/01/2025 11,800 12,394
Bank of New York Mellon Corp/The
3.73%, 12/31/2049
(f)
73,500 73,299
3 Month USD LIBOR + 3.42%
4.62%, 12/31/2099
(f),(h)
19,688 20,575
3 Month USD LIBOR + 3.13%
4.70%, 12/31/2049
(f),(h)
12,400 13,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,265
4.90%, 12/31/2049
(f),(h)
23,000 24,064
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/31/2049
(f),(h)
4,000 4,518
3 Month USD LIBOR + 1.55%
6.86%, 12/31/2049
(f),(h)
517 643
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
( i )
8,000 8,895
Barclays PLC
6.13%, 12/31/2049
(f),(h),( i )
5,000 5,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 12/31/2049
(f),(h),( i )
47,300 50,097
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(f),(h),( i )
30,065 31,455
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(f),(h),( i )
67,803 74,171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
6.63%, 12/31/2049
(f),(g),(h),( i )
$ 39,300 $ 41,904
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 12/31/2049
(f),(h),( i )
8,700 9,276
USD Swap Rate NY 5 Year + 4.15%
6.75%, 12/31/2049
(f),(h),( i )
6,200 6,498
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 12/31/2049
(f),(g),(h),( i )
2,500 2,863
USD Swap Semi-Annual 5 Year + 3.98%
7.20%, 12/31/2049
(f),(g),(h)
10,800 11,761
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(f),(g),(h),( i )
100 114
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(f),(h),( i )
13,000 14,812
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(g),(h),( i )
80,898 83,224
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(f),(h),( i )
50,000 51,438
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,633
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,825
Citigroup Inc
4.38%, 12/31/2049
(f)
19,000 18,908
3 Month USD LIBOR + 4.10%
5.90%, 12/31/2049
(f),(h)
7,383 7,822
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(f),(h)
27,100 28,387
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(f),(h)
10,770 11,629
3 Month USD LIBOR + 3.91%
6.13%, 12/31/2049
(f),(h)
36,800 37,026
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(f),(h)
86,582 98,271
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.26%, 12/31/2049
(f)
13,300 12,519
3 Month USD LIBOR + 3.96%
5.65%, 12/31/2049
(f),(h)
53,983 57,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 12/31/2049
(f),(h)
7,000 6,843
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(f),(h)
7,000 7,035
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(f),(h)
18,600 20,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.85%, 02/15/2027
(g)
18,621 16,866
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(f),(g),(h),( i )
29,540 32,973
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 12/31/2049
(f),(h),( i )
18,100 20,204
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(f),(g),(h),( i )
34,368 40,726
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),( i )
23,254 26,472
6.50%, 08/08/2023
( i )
6,000 6,830
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
5.10%, 12/31/2049
(f),(g),(h),( i )
$ 21,300 $ 21,207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.25%, 12/31/2049
(f),(g),(h),( i )
34,800 35,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/31/2049
(f),(g),(h),( i )
6,000 6,530
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(g),(h),( i )
14,400 15,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12/31/2049
(f),(h),( i )
24,838 26,173
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12/31/2049
(f),(g),(h),( i )
6,500 7,011
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(f),(g),(h),( i )
77,040 85,512
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2099
(f),(h),( i )
2,500 2,594
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12/31/2049
(f),(h),( i )
19,645 21,193
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 12/31/2049
(f),(h)
13,525 13,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.28%, 01/15/2027 2,000 1,848
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc /The
4.17%, 12/31/2049
(f)
11,300 11,187
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(f),(h)
23,363 24,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(a),(f),(h)
13,750 14,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HBOS Capital Funding LP
6.85%, 12/31/2049
(f)
19,106 19,381
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(f),(g),(h)
56,967 91,112
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(f),(h)
34,808 55,671
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(f),(h),( i )
15,900 16,437
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(f),(h),( i )
14,800 15,732
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12/31/2049
(f),(h),( i )
3,300 3,449
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(f),(h),( i )
25,600 27,584
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(f),(h),( i )
54,800 56,291
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc /OH
4.45%, 12/31/2049
(f),(h)
78,528 78,919
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(f),(h)
20,520 22,931
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
5.75%, 12/31/2049
(f),(h),( i )
$ 14,075 $ 14,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(f),(h),( i )
35,300 37,559
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(f),(h),( i )
62,586 65,896
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 12/31/2049
(f),(g),(h),( i )
10,900 11,718
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.05%, 12/31/2099
(f)
25,318 25,229
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(f),(h)
7,000 7,026
United States Secured Overnight Financing
Rate + 3.13%
6.75%, 12/31/2049
(f),(h)
147,336 164,648
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(f),(h)
16,101 16,458
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
1.04%, 07/01/2028 2,825 2,540
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,413
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(g),(h)
38,250 44,697
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(f),(h)
21,889 25,578
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,499
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 12/31/2049
(f),(g),(h)
12,674 14,417
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(a),(f),(h)
3,000 3,495
3 Month USD LIBOR + 1.27%
6.66%, 12/31/2049
(a),(f),(g),(h)
51,385 59,864
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(f),(h),( i )
47,496 51,414
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(f),(h),( i )
22,500 24,755
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(f),(h)
4,378 4,545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 12/31/2049
(f),(h)
14,020 14,769
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(f),(h)
6,615 7,177
3 Month USD LIBOR + 3.61%
Morgan Stanley
4.08%, 12/31/2049
(f)
6,802 6,706
3 Month USD LIBOR + 3.81%
Natwest Group PLC
2.63%, 12/31/2049
(f)
1,900 1,799
3 Month USD LIBOR + 2.32%
6.00%, 12/31/2049
(a),(f),(h),( i )
35,000 36,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.65%, 12/31/2049
(f),(h)
28,946 43,708
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(f),(h),( i )
22,825 26,024
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Natwest Group PLC   (continued)
8.62%, 12/31/2049
(f),(h),( i )
$ 35,275 $ 37,080
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 12/31/2049
(f),(g),(h),( i )
42,131 44,659
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(a),(f),(h),( i )
13,735 14,559
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(f),(g),(h),( i )
32,520 36,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(f),(h)
2,200 2,276
3 Month USD LIBOR + 3.20%
NTC Capital I
0.79%, 01/15/2027 5,500 5,147
3 Month USD LIBOR + 0.52%
NTC Capital II
0.87%, 04/15/2027 6,500 5,938
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc /The
6.75%, 12/31/2049
(f),(h)
7,589 7,846
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12/31/2049
(f),(h)
2,750 4,159
3 Month USD LIBOR + 1.94%
Regions Financial Corp
5.75%, 12/31/2049
(f),(h)
16,750 18,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(f),(h),( i )
11,800 12,204
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.37%, 12/31/2049
(f),(h),( i )
14,120 14,626
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(f),(g),(h),( i )
16,800 17,514
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(f),(g),(h),( i )
25,326 26,234
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(a),(f),(g),(h),( i )
4,900 5,298
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(f),(h),( i )
14,000 15,138
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12/31/2049
(f),(g),(h),( i )
26,660 30,326
USD Swap Rate NY 5 Year + 5.87%
8.00%, 12/31/2049
(f),(h),( i )
19,000 21,613
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.87%, 03/15/2033
(h)
1,026 1,126
USD Swap Rate NY 5 Year + 1.97%
6.00%, 12/31/2049
(f),(h),( i )
1,000 1,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 12/31/2099
(a),(f),(g),(h),( i )
15,000 15,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 12/31/2049
(f),(g),(h)
42,900 49,969
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(f),(h)
19,800 23,062
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(f),(g),(h),( i )
17,700 18,607
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(f),(h),( i )
23,500 24,704
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(f),(g),(h),( i )
25,000 27,108
USD Swap Semi-Annual 5 Year + 5.72%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
204
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
5.25%, 12/31/2049
(f),(h)
$ 4,000 $ 4,020
3 Month USD LIBOR + 3.60%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(f),(h),( i )
29,400 29,731
USD Swap Semi-Annual 5 Year + 3.34%
6.25%, 12/31/2049
(f),(h),( i )
13,800 15,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 12/31/2049
(f),(h),( i )
5,200 5,401
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.95%, 05/15/2027 10,900 10,153
3 Month USD LIBOR + 0.67%
0.96%, 03/15/2028 9,022 8,224
3 Month USD LIBOR + 0.65%
1.28%, 04/01/2027 7,000 6,442
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 12/31/2099
(f),(h)
99,300 103,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(f),(h)
43,690 47,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(f),(h),( i )
68,834 70,148
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 12/31/2049
(f),(h),( i )
11,933 13,203
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(f),(g),(h),( i )
19,500 21,133
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(f),(h),( i )
10,800 11,705
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 12/31/2049
(f),(h),( i )
20,700 23,391
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 12/31/2049
(f),(h),( i )
20,426 21,126
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 12/31/2049
(f),(h),( i )
21,000 22,694
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12/31/2049
(f),(h)
2,850 2,859
3 Month USD LIBOR + 3.49%
USB Realty Corp
1.42%, 12/31/2049
(f),(g)
1,500 1,196
3 Month USD LIBOR + 1.15%
Wachovia Capital Trust II
0.78%, 01/15/2027 6,345 5,849
3 Month USD LIBOR + 0.50%
Wachovia Capital Trust III
5.57%, 12/31/2049
(f)
6,500 6,534
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(f),(h)
50,300 55,519
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,985
$ 3,671,676
Diversified Financial Services - 2.80%
Capital One Financial Corp
4.15%, 12/31/2049
(f)
20,430 18,438
3 Month USD LIBOR + 3.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
5.38%, 12/31/2049
(f),(h)
$ 106,742 $ 117,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(f),(h)
28,358 30,275
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.48%, 12/31/2049
(f),(g)
27,000 26,313
3 Month USD LIBOR + 3.17%
Discover Financial Services
6.13%, 12/31/2049
(f),(h)
17,150 18,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 210,670
Electric - 4.21%
Dominion Energy Inc
4.65%, 12/31/2099
(f),(h)
104,799 106,546
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 12/31/2099
(f),(h)
46,700 49,269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
57,795 64,730
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
12,991 15,236
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 25,036
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.36%, 10/01/2066 23,474 19,249
3 Month USD LIBOR + 2.07%
2.44%, 06/15/2067 8,920 7,311
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,475
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 918
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
2.97%, 03/30/2067 15,700 12,708
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03/15/2057
(h)
13,050 13,469
3 Month USD LIBOR + 3.63%
$ 316,947
Food - 0.11%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(f),(g)
8,700 8,004
Gas - 0.82%
NiSource Inc
5.65%, 12/31/2049
(f),(h)
61,800 61,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.18%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18.63%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,254
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 39,076

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
5.75%, 08/15/2053
(h)
$ 11,754 $ 12,607
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 15,435
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 51,535
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 41,601
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,133
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
54,000 60,641
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 38,241
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 7,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(f),(g),(h)
27,793 36,843
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 13,874 21,019
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
20,000 21,168
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,837
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/31/2049
(f),(g),(h)
13,250 13,909
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
2.67%, 05/01/2067 27,820 23,647
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc /The
2.41%, 02/12/2067
(g)
5,685 4,789
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
37,104 40,814
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 94,517
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 31,911
Lincoln National Corp
2.31%, 04/20/2067 60,769 43,118
3 Month USD LIBOR + 2.04%
2.64%, 05/17/2066 916 687
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(h)
16,188 20,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(g),(h)
4,600 5,714
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
9,545 11,029
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 33,904
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
6.40%, 12/15/2066 $ 20,770 $ 26,182
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
51,775 77,877
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 82,053
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(f),(h)
520 629
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12/31/2099
(f),(g),(h)
1,800 2,178
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(g),(h)
10,700 11,556
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,384
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 92,853
Nippon Life Insurance Co
4.70%, 01/20/2046
(g),(h)
5,000 5,650
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,971
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 11,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,179
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 84,707
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 48,337
3 Month USD LIBOR + 4.18%
QBE Capital Funding III Ltd
7.25%, 05/24/2041
(g),(h)
5,000 5,169
USD Swap Semi-Annual 10 Year + 4.05%
QBE Insurance Group Ltd
5.88%, 06/17/2046
(h)
3,100 3,411
USD Swap Rate NY 10 Year + 4.40%
5.88%, 12/31/2049
(a),(f),(g),(h)
17,200 18,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
6.75%, 12/02/2044
(h)
5,533 6,238
USD Swap Semi-Annual 10 Year + 4.30%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 65,426
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
15,500 17,631
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,095
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 81,433
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(f),(h)
11,706 12,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,401,920
Oil & Gas - 0.20%
BP Capital Markets PLC
4.38%, 12/31/2049
(f),(h)
14,600 15,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
206
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 3.38%
Enbridge Inc
5.75%, 07/15/2080
(h)
$ 52,375 $ 55,242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
27,975 28,535
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
31,558 32,416
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
48,200 46,272
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,558
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
51,000 54,315
3 Month USD LIBOR + 4.15%
5.87%, 08/15/2076
(h)
30,081 32,866
3 Month USD LIBOR + 4.64%
$ 254,204
Sovereign - 0.47%
CoBank ACB
6.25%, 12/31/2049
(f),(h)
16,400 17,220
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 12/31/2049
(f),(g),(h)
17,000 18,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 35,410
Telecommunications - 0.30%
Koninklijke KPN NV
7.00%, 03/28/2073
(a),(g),(h)
13,126 14,279
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(h)
8,000 8,703
USD Swap Semi-Annual 10 Year + 5.21%
$ 22,982
Transportation - 0.54%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 40,399
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 6,052,583
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.25%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.25%
0.13%, 08/31/2022 $ 45,000 $ 44,991
0.13%, 08/15/2023 22,500 22,482
0.25%, 04/15/2023 35,000 35,097
0.25%, 07/31/2025 55,000 54,966
0.38%, 03/31/2022 12,000 12,043
$ 169,579
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 169,579
TOTAL PURCHASED OPTIONS - 0.00% $ 383
Total Investments $ 7,505,982
Other Assets and Liabilities -  0.26% 19,348
TOTAL NET ASSETS - 100.00% $ 7,525,330
(a) Security or a portion of the security was on loan at the end of the period.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Non-income producing security
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,720 or 0.22% of net assets.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,564,631 or 20.79% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information.
At the end of the period, the value of these securities totaled $1,787,036 or
23.75% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 78.03%
Utilities 7.42%
Government 3.62%
Energy 3.58%
Money Market Funds 3.26%
Communications 1.69%
Industrial 1.05%
Investment Companies 0.68%
Consumer, Non-cyclical 0.41%
Purchased Options 0.00%
Other Assets and Liabilities
0.26%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
207
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Centaur Funding Corp 9.08% 4/21/2020 $ 99,772 $ — $ 96,051 $ —
Principal Government Money Market Fund - Institutional Class 0.00% 98,550 2,554,399 2,407,930 245,019
$ 198,322 $ 2,554,399 $ 2,503,981 $ 245,019
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Centaur Funding Corp 9.08% 04/21/2020 $ 5,344 $ (19,445) $ — $ 15,724
Principal Government Money Market Fund - Institutional Class 0.00% 1,670 — — —
$ 7,014 $ (19,445) $ — $ 15,724
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
December 2020
N/A 1,000 $ 1,000 $ 143.50 09/28/2020 $ 18 $ — $ (18)
Call - US Long Bond Future;
December 2020
N/A 500 500 $ 178.00 09/28/2020 876 328 (548)
Call - US Long Bond Future;
December 2020
N/A 500 500 $ 182.00 09/28/2020 228 55 (173)
Total $ 1,122 $ 383 $ (739)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2020
N/A 1,000 $ 1,000 $ 180.00 09/28/2020 $ (928) $ (250) $ 678
Total $ (928) $ (250) $ 678
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Short 1,000 $ 139,250 $ (159)
Total $ (159)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
August 31, 2020
See accompanying notes.
208
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
210
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class J shares
2020 $ 25.86 ( $ 0.04) $ 9.64 $ 9.60 ( $ 0.0 1 ) ( $ 1.1 6 ) ( $ 1.17) $ 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018 (e) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2020 26.00 (0.01) 9.72 9.71 ( 0.0 5 ) ( 1.1 9 ) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81
2017 17.00 0.10 3.17 3.27 (0.08) (0.09) (0.17) 20.10
2016 15.63 0.05 1.70 1.75 (0.07) (0.31) (0.38) 17.00
R-3 shares
2020 25.59 (0.12) 9.53 9.41 – (1.15) (1.15) 33.85
2019 24.55 (0.07) 2.70 2.63 – (1.59) (1.59) 25.59
2018 20.00 (0.10) 5.24 5.14 – (0.59) (0.59) 24.55
2017 16.96 0.21 2.95 3.16 (0.03) (0.09) (0.12) 20.00
2016 ( i ) 15.64 (0.01) 1.33 1.32 – – – 16.96
R-4 shares
2020 25.76 (0.06) 9.58 9.52 ( 0.0 3 ) ( 1.1 7 ) (1.20) 34.08
2019 24.66 (0.01) 2.70 2.69 – (1.59) (1.59) 25.76
2018 20.05 (0.06) 5.26 5.20 – (0.59) (0.59) 24.66
2017 16.98 0.09 3.11 3.20 (0.04) (0.09) (0.13) 20.05
2016 ( i ) 15.64 – 1.34 1.34 – – – 16.98
R-5 shares
2020 25.86 (0.04) 9.66 9.62 ( 0.0 3 ) ( 1.1 6 ) (1.19) 34.29
2019 24.72 0.02 2.71 2.73 – (1.59) (1.59) 25.86
2018 20.07 (0.03) 5.27 5.24 – (0.59) (0.59) 24.72
2017 16.99 0.18 3.04 3.22 (0.05) (0.09) (0.14) 20.07
2016 ( i ) 15.64 0.01 1.34 1.35 – – – 16.99
R-6 shares
2020 26.04 0.04 9.72 9.76 ( 0. 07 ) ( 1.1 9 ) (1.26) 34.54
2019 24.82 0.07 2.74 2.81 – (1.59) (1.59) 26.04
2018 20.10 0.03 5.28 5.31 – (0.59) (0.59) 24.82
2017 (j) 17.03 0.23 2.84 3.07 – – – 20.10

See accompanying notes.
211
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
38.58% (b) $ 153,325 0.82% (c) 0.91% (d) (0.14) % 30.0%
12.82 (b) 80,050 0.96 (c) 1.08 (d) (0.06) 15.9
26.12 (b),(f) 59,232 1.01 (c),(g) 1.04 (d),(g) (0.21) (g) 34.0 (g)
38.88 2,638,389 0.66 (h) – (0.02) 30.0
13.09 725,718 0.67 (h) – 0.39 15.9
26.88 175,887 0.75 (h) – 0.03 34.0
19.42 63,268 0.69 (h) – 0.57 27.1
11.39 1,257,265 0.69 (h) – 0.33 36.4
38.20 8,764 1.12 (h) – (0.43) 30.0
12.58 5,913 1.15 (h) – (0.32) 15.9
26.18 8,402 1.24 – (0.45) 34.0
18.77 337 1.25 – 1.08 27.1
8.44 (f) 11 1.26 (g) – (0.13) (g) 36.4 (g)
38.45 5,230 0.93 (h) – (0.23) 30.0
12.78 3,989 0.96 (h) – (0.05) 15.9
26.42 1,300 1.05 – (0.27) 34.0
19.02 27 1.06 – 0.51 27.1
8.57 (f) 11 1.07 (g) – 0.05 (g) 36.4 (g)
38.66 12,060 0.81 (h) – (0.15) 30.0
12.92 6,380 0.84 (h) – 0.07 15.9
26.59 5,279 0.93 – (0.15) 34.0
19.11 83 0.94 – 0.95 27.1
8.63 (f) 11 0.95 (g) – 0.19 (g) 36.4 (g)
39.01 4,051,190 0.55 (h) – 0.15 30.0
13.22 3,052,936 0.58 (h) – 0.29 15.9
26.93 2,709,836 0.67 (h) – 0.12 34.0
18.03 (f) 1,582,450 0.68 (g),(h) – 1.74 (g) 27.1 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(j) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
212
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2020 $ 11.36 $ 0.21 $ 0.43 $ 0.64 ( $ 0.21) $ – ( $ 0.21) $ 11.79
2019 10.60 0.23 0.74 0.97 (0.21) – (0.21) 11.36
2018 11.01 0.20 (0.39) (0.19) (0.22) – (0.22) 10.60
2017 11.17 0.17 (0.20) (0.03) (0.13) – (0.13) 11.01
2016 10.82 0.13 0.40 0.53 (0.17) (0.01) (0.18) 11.17
Institutional shares
2020 11.59 0.26 0.45 0.71 (0.27) – (0.27) 12.03
2019 10.81 0.29 0.76 1.05 (0.27) – (0.27) 11.59
2018 11.21 0.25 (0.39) (0.14) (0.26) – (0.26) 10.81
2017 11.39 0.21 (0.20) 0.01 (0.19) – (0.19) 11.21
2016 11.02 0.20 0.39 0.59 (0.21) (0.01) (0.22) 11.39
R-1 shares
2020 11.36 0.16 0.43 0.59 (0.13) – (0.13) 11.82
2019 10.58 0.19 0.75 0.94 (0.16) – (0.16) 11.36
2018 10.97 0.15 (0.38) (0.23) (0.16) – (0.16) 10.58
2017 11.16 0.12 (0.20) (0.08) (0.11) – (0.11) 10.97
2016 10.80 0.10 0.39 0.49 (0.12) (0.01) (0.13) 11.16
R-2 shares
2020 11.37 0.17 0.44 0.61 (0.20) – (0.20) 11.78
2019 10.61 0.20 0.76 0.96 (0.20) – (0.20) 11.37
2018 11.00 0.17 (0.39) (0.22) (0.17) – (0.17) 10.61
2017 11.18 0.13 (0.20) (0.07) (0.11) – (0.11) 11.00
2016 10.80 0.11 0.39 0.50 (0.11) (0.01) (0.12) 11.18
R-3 shares
2020 11.35 0.19 0.44 0.63 (0.20) – (0.20) 11.78
2019 10.57 0.22 0.76 0.98 (0.20) – (0.20) 11.35
2018 10.97 0.19 (0.39) (0.20) (0.20) – (0.20) 10.57
2017 11.16 0.15 (0.20) (0.05) (0.14) – (0.14) 10.97
2016 10.79 0.13 0.40 0.53 (0.15) (0.01) (0.16) 11.16
R-4 shares
2020 11.39 0.22 0.43 0.65 (0.16) – (0.16) 11.88
2019 10.60 0.24 0.78 1.02 (0.23) – (0.23) 11.39
2018 11.00 0.21 (0.39) (0.18) (0.22) – (0.22) 10.60
2017 11.18 0.17 (0.20) (0.03) (0.15) – (0.15) 11.00
2016 10.84 0.15 0.39 0.54 (0.19) (0.01) (0.20) 11.18
R-5 shares
2020 11.42 0.23 0.44 0.67 (0.24) – (0.24) 11.85
2019 10.65 0.26 0.75 1.01 (0.24) – (0.24) 11.42
2018 11.05 0.22 (0.39) (0.17) (0.23) – (0.23) 10.65
2017 11.23 0.18 (0.19) (0.01) (0.17) – (0.17) 11.05
2016 10.85 0.16 0.41 0.57 (0.18) (0.01) (0.19) 11.23

See accompanying notes.
213
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.75% (b) $ 44,200 0.57% (c) 0.62% (d) 1.79% 94.1%
9.38 (b) 29,025 0.71 (c) 0.91 (d) 2.10 107.7
(1.79) (b) 27,466 0.62 (c) 0.75 (d) 1.86 102.7
(0.20) (b) 30,315 0.64 (c) 0.70 (d) 1.53 117.8
4.98 (b) 33,765 0.76 (c) 0.83 (d) 1.23 151.8
6.29 2,290,008 0.14 (e) – 2.25 94.1
9.92 2,056,135 0.16 (e) – 2.65 107.7
(1.29) 1,472,817 0.16 (e) – 2.32 102.7
0.19 1,795,872 0.23 (e) – 1.94 117.8
5.52 1,648,408 0.23 (e) – 1.75 151.8
5.27 1,412 1.02 (e) – 1.36 94.1
8.99 1,169 1.04 (e) – 1.78 107.7
(2.10) 1,391 1.04 (e) – 1.44 102.7
(0.70) 2,158 1.11 (e) – 1.07 117.8
4.60 1,913 1.11 (e) – 0.88 151.8
5.46 7,324 0.89 (e) – 1.46 94.1
9.18 3,546 0.91 (e) – 1.91 107.7
(2.03) 2,151 0.91 (e) – 1.58 102.7
(0.59) 2,936 0.98 (e) – 1.19 117.8
4.76 2,940 0.98 (e) – 1.01 151.8
5.66 13,196 0.71 (e) – 1.67 94.1
9.41 11,337 0.73 (e) – 2.09 107.7
(1.87) 13,934 0.73 (e) – 1.75 102.7
(0.42) 17,123 0.80 (e) – 1.38 117.8
5.00 16,998 0.80 (e) – 1.19 151.8
5.84 6,523 0.52 (e) – 1.87 94.1
9.82 5,521 0.54 (e) – 2.29 107.7
(1.67) 44,422 0.54 (e) – 1.95 102.7
(0.18) 42,411 0.61 (e) – 1.57 117.8
5.10 36,951 0.61 (e) – 1.38 151.8
6.01 18,279 0.40 (e) – 1.98 94.1
9.67 16,552 0.42 (e) – 2.40 107.7
(1.56) 18,775 0.42 (e) – 2.05 102.7
(0.06) 26,153 0.49 (e) – 1.67 117.8
5.24 (f) 31,929 0.49 (e) – 1.50 151.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
214
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2020 $ 11 .25 $ 0 .21 ( $ 0 .04 ) $ 0 .17 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) – ( 0 .36 ) 11 .25
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
2017 11 .08 0 .23 0 .54 0 .77 ( 0 .28 ) – ( 0 .28 ) 11 .57
2016 11 .25 0 .22 ( 0 .29 ) ( 0 .07 ) ( 0 .10 ) – ( 0 .10 ) 11 .08
R-3 shares
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) – ( 0 .31 ) 11 .20
2018 11 .53 0 .23 0 .13 0 .36 ( 0 .20 ) – ( 0 .20 ) 11 .69
2017 11 .06 0 .19 0 .52 0 .71 ( 0 .24 ) – ( 0 .24 ) 11 .53
2016 (c) 10 .45 0 .10 0 .51 0 .61 – – – 11 .06
R-4 shares
2020 11 .23 0 .18 ( 0 .06 ) 0 .12 ( 0 .24 ) – ( 0 .24 ) 11 .11
2019 11 .72 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .33 ) – ( 0 .33 ) 11 .23
2018 11 .54 0 .25 0 .15 0 .40 ( 0 .22 ) – ( 0 .22 ) 11 .72
2017 11 .07 0 .20 0 .53 0 .73 ( 0 .26 ) – ( 0 .26 ) 11 .54
2016 (c) 10 .45 0 .10 0 .52 0 .62 – – – 11 .07
R-5 shares
2020 11 .23 0 .19 ( 0 .06 ) 0 .13 ( 0 .26 ) – ( 0 .26 ) 11 .10
2019 11 .73 0 .30 ( 0 .44 ) ( 0 .14 ) ( 0 .36 ) – ( 0 .36 ) 11 .23
2018 11 .56 0 .27 0 .14 0 .41 ( 0 .24 ) – ( 0 .24 ) 11 .73
2017 11 .08 0 .21 0 .54 0 .75 ( 0 .27 ) – ( 0 .27 ) 11 .56
2016 (c) 10 .45 0 .11 0 .52 0 .63 – – – 11 .08
R-6 shares
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) – ( 0 .37 ) 11 .26
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
2017 11 .08 0 .27 0 .50 0 .77 ( 0 .28 ) – ( 0 .28 ) 11 .57
2016 11 .25 0 .26 ( 0 .32 ) ( 0 .06 ) ( 0 .11 ) – ( 0 .11 ) 11 .08
EDGE MIDCAP FUND
Institutional shares
2020 14 .42 0 .11 0 .92 1 .03 ( 0 .12 ) ( 0 .50 ) ( 0 .62 ) 14 .83
2019 14 .99 0 .11 0 .09 0 .20 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 14 .42
2018 12 .60 0 .16 2 .42 2 .58 – ( 0 .19 ) ( 0 .19 ) 14 .99
2017 12 .24 0 .12 0 .78 0 .90 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 12 .60
2016 (g) 10 .00 0 .11 2 .17 2 .28 ( 0 .03 ) ( 0 .01 ) ( 0 .04 ) 12 .24
R-6 shares
2020 14 .46 0 .13 0 .92 1 .05 ( 0 .13 ) ( 0 .50 ) ( 0 .63 ) 14 .88
2019 15 .03 0 .13 0 .09 0 .22 ( 0 .17 ) ( 0 .62 ) ( 0 .79 ) 14 .46
2018 12 .68 0 .16 2 .44 2 .60 ( 0 .06 ) ( 0 .19 ) ( 0 .25 ) 15 .03
2017 (h) 12 .12 0 .09 0 .47 0 .56 – – – 12 .68

See accompanying notes.
215
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .36% $ 1,960,593 0 .84% (b) 1 .95% 85 .4%
( 0 .83 ) 2,388,382 0 .85 (b) 2 .74 71 .5
3 .72 2,518,033 0 .85 (b) 2 .45 84 .1
7 .16 2,591,713 0 .88 (b) 2 .08 65 .1
( 0 .53 ) 3,294,419 0 .87 (b) 2 .02 77 .6
0 .78 138 1 .36 (b) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (b) 2 .22 71 .5
3 .15 81 1 .35 (b) 1 .99 84 .1
6 .60 17 1 .38 1 .71 65 .1
5 .84 (d) 11 1 .39 (e) 2 .08 (e) 77 .6 (e)
0 .95 12 1 .17 (b) 1 .61 85 .4
( 1 .13 ) 12 1 .17 (b) 2 .36 71 .5
3 .41 (f) 15 1 .16 (b) 2 .17 84 .1
6 .82 (f) 11 1 .19 1 .76 65 .1
5 .93 (d) 11 1 .20 (e) 2 .25 (e) 77 .6 (e)
1 .01 32 1 .05 (b) 1 .71 85 .4
( 0 .92 ) 74 1 .05 (b) 2 .71 71 .5
3 .53 12 1 .04 (b) 2 .35 84 .1
6 .93 11 1 .07 1 .90 65 .1
6 .03 (d) 11 1 .08 (e) 2 .39 (e) 77 .6 (e)
1 .32 1,162,658 0 .79 (b) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (b) 2 .82 71 .5
3 .78 1,523,846 0 .79 (b) 2 .50 84 .1
7 .17 1,568,988 0 .83 (b) 2 .42 65 .1
( 0 .50 ) 29,601 0 .88 (b) 2 .43 77 .6
6 .97 82,198 0 .77 (b) 0 .79 27 .9
2 .47 34,358 0 .82 (b) 0 .81 19 .8
20 .58 14,470 0 .90 (b) 1 .17 17 .4
7 .51 1,289 0 .78 (b) 1 .00 11 .9
22 .89 (d) 292,615 0 .79 (b) ,(e) 1 .04 (e) 22 .4 (e)
7 .11 758,215 0 .66 (b) 0 .90 27 .9
2 .56 653,991 0 .71 (b) 0 .90 19 .8
20 .69 657,980 0 .76 (b) 1 .15 17 .4
4 .62 (d) 286,832 0 .77 (b) ,(e) 1 .06 (e) 11 .9 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from September 28, 2015, date operations commenced, through August 31, 2016.
(h) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
216
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2020 $ 10.76 $ 0.21 $ 0.15 $ 0.36 $ – $ – $ – $ – $ 11.12
2019 11.21 0.23 (0.02) 0.21 (0.16) (0.47) (0.03) (0.66) 10.76
2018 11.39 0.15 – 0.15 (0.09) (0.24) – (0.33) 11.21
2017 10.86 0.11 0.44 0.55 (0.02) – – (0.02) 11.39
2016 10.99 0.05 0.14 0.19 (0.09) (0.23) – (0.32) 10.86
R-6 shares
2020 10.75 0.29 0.08 0.37 – – – – 11.12
2019 11.21 0.23 (0.02) 0.21 (0.17) (0.47) (0.03) (0.67) 10.75
2018 11.39 0.16 (0.01) 0.15 (0.09) (0.24) – (0.33) 11.21
2017 (f) 11.28 0.04 0.07 0.11 – – – – 11.39

See accompanying notes.
217
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.44% (b) $ 591,298 3. 2 1% (c),(d) 1.64% (c),(d),(e) 1.98% 439.7%
2.24 453,013 2.99 (c),(d) 1.64 (c),(d),(e) 2.11 387.8
1.29 749,738 2.16 (c) 1.63 (c),(e) 1.35 378.0
5.04 1,156,731 2.18 (c) 1.60 (c),(e) 1.03 317.6
1.80 2,265,206 2.08 (c) 1.61 (c),(e) 0.46 233.9
3.44 166,448 3. 15 (c),(d) 1.5 8 (c),(d),(e) 2.74 439.7
2.28 818,258 2.91 (c),(d) 1.56 (c),(d),(e) 2.19 387.8
1.25 (b) 1,780,595 2.08 (c) 1.55 (c),(e) 1.43 378.0
1.06 (b),(g) 1,532,177 2.10 (c),(h) 1.54 (c),(e),(h) 1.51 (h) 317.6 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(e) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f) Period from June 12, 2017, date operations commenced, through August 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.
218
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2020 $ 9 .83 $ 0 .21 $ 0 .37 $ 0 .58 ( $ 0 .32 ) ( $ 0 .03 ) ( $ 0 .35 ) $ 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .55 0 .28 0 .12 0 .40 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 9 .24 0 .27 1 .29 1 .56 ( 0 .25 ) – ( 0 .25 ) 10 .55
2016 9 .58 0 .26 ( 0 .26 ) – ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 9 .24
R-1 shares
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
2018 10 .20 0 .18 0 .11 0 .29 ( 0 .21 ) ( 0 .08 ) ( 0 .29 ) 10 .20
2017 8 .93 0 .18 1 .26 1 .44 ( 0 .17 ) – ( 0 .17 ) 10 .20
2016 9 .28 0 .17 ( 0 .25 ) ( 0 .08 ) ( 0 .16 ) ( 0 .11 ) ( 0 .27 ) 8 .93
R-2 shares
2020 9 .79 0 .15 0 .35 0 .50 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .05
2019 10 .51 0 .22 ( 0 .68 ) ( 0 .46 ) ( 0 .17 ) ( 0 .09 ) ( 0 .26 ) 9 .79
2018 10 .49 0 .21 0 .11 0 .32 ( 0 .22 ) ( 0 .08 ) ( 0 .30 ) 10 .51
2017 9 .18 0 .19 1 .30 1 .49 ( 0 .18 ) – ( 0 .18 ) 10 .49
2016 9 .52 0 .19 ( 0 .26 ) ( 0 .07 ) ( 0 .16 ) ( 0 .11 ) ( 0 .27 ) 9 .18
R-3 shares
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
2018 10 .35 0 .22 0 .10 0 .32 ( 0 .24 ) ( 0 .08 ) ( 0 .32 ) 10 .35
2017 9 .07 0 .20 1 .28 1 .48 ( 0 .20 ) – ( 0 .20 ) 10 .35
2016 9 .40 0 .20 ( 0 .25 ) ( 0 .05 ) ( 0 .17 ) ( 0 .11 ) ( 0 .28 ) 9 .07
R-4 shares
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
2018 10 .46 0 .24 0 .12 0 .36 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .48
2017 9 .17 0 .20 1 .31 1 .51 ( 0 .22 ) – ( 0 .22 ) 10 .46
2016 9 .50 0 .21 ( 0 .24 ) ( 0 .03 ) ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 9 .17
R-5 shares
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
2018 10 .49 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .50
2017 9 .18 0 .23 1 .31 1 .54 ( 0 .23 ) – ( 0 .23 ) 10 .49
2016 9 .52 0 .22 ( 0 .25 ) ( 0 .03 ) ( 0 .20 ) ( 0 .11 ) ( 0 .31 ) 9 .18
R-6 shares
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .54 0 .29 0 .12 0 .41 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 (d) 9 .01 0 .14 1 .39 1 .53 – – – 10 .54

See accompanying notes.
219
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .77% $ 35,803 0 .31% (b) 2 .11% 31 .1%
( 3 .33 ) 50,221 0 .31 (b) 3 .09 23 .4
3 .69 46,042 0 .34 (b) 2 .54 27 .2
17 .42 67,784 0 .32 (b) 2 .83 24 .7
( 0 .02 ) 831,719 0 .34 (b) 2 .83 31 .3
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
2 .78 722 1 .19 1 .71 27 .2
16 .43 1,000 1 .19 1 .93 24 .7
( 0 .90 ) 586 1 .21 1 .93 31 .3
5 .02 548 1 .06 1 .50 31 .1
( 4 .09 ) 745 1 .07 2 .28 23 .4
2 .90 (c) 907 1 .06 1 .94 27 .2
16 .66 (c) 874 1 .06 1 .96 24 .7
( 0 .75 ) 903 1 .08 2 .12 31 .3
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
3 .03 17,816 0 .88 2 .04 27 .2
16 .77 18,585 0 .88 2 .14 24 .7
( 0 .49 ) 15,789 0 .90 2 .26 31 .3
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
3 .37 11,977 0 .69 2 .22 27 .2
16 .93 13,372 0 .69 2 .14 24 .7
( 0 .30 ) 11,997 0 .71 2 .32 31 .3
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
3 .38 18,479 0 .57 2 .26 27 .2
17 .23 29,429 0 .57 2 .35 24 .7
( 0 .30 ) 29,179 0 .59 2 .49 31 .3
5 .66 (c) 1,020,094 0 .29 (b) 2 .25 31 .1
( 3 .23 ) (c) 1,003,550 0 .28 (b) 3 .04 23 .4
3 .80 997,061 0 .27 (b) 2 .67 27 .2
16 .98 (e) 924,600 0 .27 (b) ,(f) 2 .02 (f) 24 .7 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.
220
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2020 $ 10.46 $ 0.09 $ 0.40 $ 0.49 ( $ 0.32) $ – ( $ 0.32) $ 10.63
2019 12.36 0.14 (1.17) (1.03) (0.14) (0.73) (0.87) 10.46
2018 12.17 0.15 0.67 0.82 (0.26) (0.37) (0.63) 12.36
2017 9.87 0.18 2.15 2.33 (0.03) – (0.03) 12.17
2016 9.61 0.08 0.30 0.38 (0.12) – (0.12) 9.87
R-6 shares
2020 10.52 0.09 0.42 0.51 (0.33) – (0.33) 10.70
2019 12.42 0.14 (1.16) (1.02) (0.15) (0.73) (0.88) 10.52
2018 12.21 0.13 0.71 0.84 (0.26) (0.37) (0.63) 12.42
2017 (c) 9.83 0.02 2.36 2.38 – – – 12.21
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2020 11.26 0.40 (0.30) 0.10 (0.39) – (0.39) 10.97
2019 10.61 0.46 0.63 1.09 (0.44) – (0.44) 11.26
2018 10.66 0.45 (0.07) 0.38 (0.43) – (0.43) 10.61
2017 11.03 0.43 (0.39) 0.04 (0.41) – (0.41) 10.66
2016 10.20 0.39 0.84 1.23 (0.40) – (0.40) 11.03
ORIGIN EMERGING MARKETS FUND
Institutional shares
2020 10.47 0.16 1.74 1.90 (0.20) – (0.20) 12.17
2019 11.16 0.18 (0.71) (0.53) (0.16) – (0.16) 10.47
2018 11.61 0.07 (0.41) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.05 2.66 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97
R-6 shares
2020 10.48 0.16 1.75 1.91 (0.21) – (0.21) 12.18
2019 11.16 0.25 (0.76) (0.51) (0.17) – (0.17) 10.48
2018 11.61 0.15 (0.49) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.50 2.21 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97

See accompanying notes.
221
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
4.49% $ 72,515 1.20% (b) N/A – % 0.88% 44.1%
(7.31) 34,866 1.20 (b) N/A – 1.36 46.8
6.63 18,212 1.20 (b) N/A – 1.19 45.9
23.66 1,991 1.08 (b) N/A – 1.72 58.8
3.99 168,786 1.20 (b) N/A – 0.82 49.9
4.67 966,964 1.08 (b) N/A – 0.91 44.1
(7.20) 855,932 1.07 (b) N/A – 1.36 46.8
6.79 976,593 1.06 (b) N/A – 1.06 45.9
24.21 (d) 1,002,985 1.06 (b),(e) N/A – 0.24 (e) 58.8 (e)
0.99 82,465 0.63% (b) 0.5 6% (b),(f) – 3.64 76.6
10.55 82,132 0.70 (b) 0.58 (b),(f) – 4.27 66.1
3.66 55,466 0.72 (b) 0.62 (b),(f) – 4.21 76.0
0.48 61,797 0.69 (b) 0.63 (b),(f) – 4.10 67.9
12.23 3,606 0.70 (b) 0.65 (b),(f) – 3.57 53.5
18.21 26,478 1.20 (b) N/A – 1.44 72.9
(4.55) 11,710 1.22 (b) N/A – 1.78 59.4
(2.98) 12,032 1.25 (b) N/A – 0.58 52.3
30.58 35,584 1.24 (b) N/A – 0.51 66.3
7.50 778,143 1.24 (b) N/A 1.24 (g) 0.86 69.0
18.30 1,827,389 1.07 (b) N/A – 1.43 72.9
(4.42) 1,082,059 1.12 (b) N/A – 2.40 59.4
(2.97) 622,846 1.21 (b) N/A – 1.21 52.3
30.54 662,808 1.21 (b) N/A – 4.54 66.3
7.50 90 1.26 (b) N/A – 0.87 69.0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.
222
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2020 $ 14 .04 $ 0 .19 ( $ 1 .89 ) ( $ 1 .70 ) ( $ 0 .27 ) ( $ 0 .10 ) ( $ 0 .37 ) $ 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
2018 16 .65 0 .39 1 .92 2 .31 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 17 .92
2017 15 .01 0 .41 1 .61 2 .02 ( 0 .38 ) – ( 0 .38 ) 16 .65
2016 12 .79 0 .39 2 .43 2 .82 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 15 .01
R-6 shares
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
2018 16 .66 0 .40 1 .94 2 .34 ( 0 .24 ) ( 0 .78 ) ( 1 .02 ) 17 .98
2017 (c) 16 .17 0 .33 0 .22 0 .55 ( 0 .06 ) – ( 0 .06 ) 16 .66
SMALL-MIDCAP GROWTH FUND
Institutional shares
2020 10 .26 ( 0 .06 ) 4 .13 4 .07 – – – 14 .33
2019 (g) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – – 10 .26

See accompanying notes.
223
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 12 .36 ) % $ 1,408,105 0 .85% (b) 1 .47% 28 .9%
( 7 .54 ) 1,892,406 0 .86 (b) 2 .19 21 .9
14 .20 2,453,527 0 .86 (b) 2 .25 31 .5
13 .56 2,179,792 0 .86 (b) 2 .51 25 .5
22 .94 1,142,465 0 .82 (b) 2 .90 25 .8
( 12 .24 ) 9,135 0 .79 (b) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (b) 2 .27 21 .9
14 .39 7,737 0 .78 (b) 2 .28 31 .5
3 .43 (d) 610,070 0 .77 (b) ,(e) 2 .96 (e) 25 .5 (e)
39 .77 (f) 7,626 0 .83 (b) ( 0 .59 ) 134 .3
2 .60 (d) 5,131 0 .83 (b) ,(e) ( 0 .48 ) (e) 175 .8 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from June 12, 2019, date operations commenced, through August 31, 2019.

See accompanying notes.
224
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class J shares
2020 $ 10.01 $ 0.41 $ 0.04 $ 0.45 ( $ 0.45) $ – ( $ 0.45) $ 10.01
2019 9.79 0.47 0.26 0.73 (0.51) – (0.51) 10.01
2018 10.26 0.49 (0.45) 0.04 (0.49) (0.02) (0.51) 9.79
2017 10.11 0.49 0.22 0.71 (0.47) (0.09) (0.56) 10.26
2016 10.01 0.48 0.18 0.66 (0.47) (0.09) (0.56) 10.11
Institutional shares
2020 10.23 0.45 0.04 0.49 (0.48) – (0.48) 10.24
2019 9.99 0.52 0.26 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.52 (0.46) 0.06 (0.51) (0.02) (0.53) 9.99
2017 10.30 0.52 0.23 0.75 (0.50) (0.09) (0.59) 10.46
2016 10.18 0.52 0.19 0.71 (0.50) (0.09) (0.59) 10.30
R-1 shares
2020 10.17 0.36 0.06 0.42 (0.40) – (0.40) 10.19
2019 9.94 0.44 0.25 0.69 (0.46) – (0.46) 10.17
2018 10.41 0.44 (0.46) (0.02) (0.43) (0.02) (0.45) 9.94
2017 10.25 0.44 0.22 0.66 (0.41) (0.09) (0.50) 10.41
2016 10.14 0.43 0.19 0.62 (0.42) (0.09) (0.51) 10.25
R-2 shares
2020 10.11 0.38 0.03 0.41 (0.41) – (0.41) 10.11
2019 9.88 0.45 0.25 0.70 (0.47) – (0.47) 10.11
2018 10.35 0.45 (0.45) – (0.45) (0.02) (0.47) 9.88
2017 10.20 0.45 0.22 0.67 (0.43) (0.09) (0.52) 10.35
2016 10.09 0.45 0.18 0.63 (0.43) (0.09) (0.52) 10.20
R-3 shares
2020 10.15 0.40 0.04 0.44 (0.43) – (0.43) 10.16
2019 9.92 0.47 0.25 0.72 (0.49) – (0.49) 10.15
2018 10.39 0.47 (0.46) 0.01 (0.46) (0.02) (0.48) 9.92
2017 10.23 0.47 0.22 0.69 (0.44) (0.09) (0.53) 10.39
2016 10.12 0.47 0.18 0.65 (0.45) (0.09) (0.54) 10.23
R-4 shares
2020 10.13 0.42 0.04 0.46 (0.45) – (0.45) 10.14
2019 9.90 0.48 0.26 0.74 (0.51) – (0.51) 10.13
2018 10.37 0.49 (0.46) 0.03 (0.48) (0.02) (0.50) 9.90
2017 10.21 0.48 0.23 0.71 (0.46) (0.09) (0.55) 10.37
2016 10.10 0.49 0.18 0.67 (0.47) (0.09) (0.56) 10.21
R-5 shares
2020 10.18 0.43 0.04 0.47 (0.46) – (0.46) 10.19
2019 9.95 0.50 0.25 0.75 (0.52) – (0.52) 10.18
2018 10.42 0.50 (0.45) 0.05 (0.50) (0.02) (0.52) 9.95
2017 10.26 0.50 0.23 0.73 (0.48) (0.09) (0.57) 10.42
2016 10.15 0.50 0.18 0.68 (0.48) (0.09) (0.57) 10.26
R-6 shares
2020 10.23 0.46 0.04 0.50 (0.49) – (0.49) 10.24
2019 9.99 0.53 0.25 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.53 (0.46) 0.07 (0.52) (0.02) (0.54) 9.99
2017 (g) 9.91 0.35 0.53 0.88 (0.33) – (0.33) 10.46

See accompanying notes.
225
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.67% (b) $ 42,554 1.07% (c) 1.10% (d) 4.17% 18.1%
7.75 (b) 45,660 1.13 (c) 1.16 (d) 4.89 19.8
0.38 (b) 45,458 1.02 (c) 1.05 (d) 4.87 12.3
7.37 (b) 51,417 1.00 (c) 1.03 (d) 4.88 16.1
6.87 (b) 50,135 1.06 (c) 1.10 (d) 4.84 13.9
4.96 4,746,270 0.81 (e) – 4.42 18.1
8.12 3,591,388 0.81 (e) – 5.21 19.8
0.59 3,306,108 0.80 (e) – 5.09 12.3
7.58 3,817,309 0.77 (e) – 5.11 16.1
7.26 2,444,823 0.76 – 5.14 13.9
4.24 613 1.58 – 3.62 18.1
7.23 1,024 1.58 – 4.44 19.8
(0.20) 987 1.58 – 4.29 12.3
6.75 1,315 1.58 – 4.31 16.1
6.32 1,572 1.58 – 4.32 13.9
4.24 1,565 1.45 – 3.79 18.1
7.42 1,514 1.45 – 4.58 19.8
(0.06) 1,788 1.45 – 4.45 12.3
6.84 1,760 1.45 – 4.44 16.1
6.49 1,234 1.45 – 4.45 13.9
4.49 1,328 1.27 – 3.98 18.1
7.58 2,101 1.27 – 4.77 19.8
0.11 2,319 1.27 – 4.62 12.3
7.09 2,676 1.27 – 4.62 16.1
6.66 3,311 1.27 – 4.63 13.9
4.71 1,031 1.08 – 4.16 18.1
7.80 1,397 1.08 – 4.93 19.8
0.31 1,284 1.08 – 4.82 12.3
7.30 1,304 1.08 – 4.78 16.1
6.86 1,395 1.08 – 4.89 13.9
4.82 3,526 0.96 – 4.29 18.1
7.89 3,200 0.96 – 5.05 19.8
0.43 3,023 0.96 – 4.92 12.3
7.40 3,506 0.96 – 4.92 16.1
7.07 (f) 4,216 0.96 – 4.93 13.9
5.17 (f) 1,518,101 0.71 (e) – 4.52 18.1
8.12 (f) 910,863 0.71 (e) – 5.32 19.8
0.69 1,010,227 0.71 (e) – 5.21 12.3
8.98 (h) 520,462 0.71 (e),( i ) – 5.08 ( i ) 16.1 ( i )
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the contingent deferred sales charge.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(h) Total return amounts have not been annualized.
( i ) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm
226
To the Shareholders of Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares of Blue Chip Fund, Bond Market Index Fund,
Diversified Real Asset Fund (consolidated), Edge MidCap Fund, Global Multi-Strategy Fund (consolidated), International Equity Index
Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income
Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income Fund and the Board of Directors of Principal
Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset
Fund (consolidated), Edge MidCap Fund, Global Multi-Strategy Fund (consolidated), International Equity Index Fund, International Small
Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap
Growth Fund, and Spectrum Preferred and Capital Securities Income Fund (collectively referred to as the “Funds”), (12 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of August 31, 2020, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the portfolios constituting the Fund) at August 31, 2020, and the results of their operations, cash flows, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with
U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Individual portfolio constituting the Fund
Statement of
operations
Statement
of cash
flows
Statements of
changes in net
assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Diversified Real Asset Fund (consolidated)
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Origin Emerging Markets Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income
Fund
For the year ended
August 31, 2020
N/A
For each of the
two years in the
period ended
August 31, 2020
For each of the five years
in the period ended August
31, 2020
Global Multi-Strategy Fund (consolidated)
For the year ended August 31,
2020
For each of the
two years in the
period ended
August 31 2020
For each of the five years
in the period ended August
31, 2020
Edge MidCap Fund
For the year ended
August 31, 2020
N/A
For each of the
two years in the
period ended
August 31, 2020
For each of the four
years in the period ended
August 31, 2020 and the
period from September
28, 2015, date operations
commenced, through
August 31, 2016
Small-MidCap Growth Fund
For the year ended
August 31, 2020
N/A
For the year ended August 31, 2020 and the
period from June 12, 2019, date operations
commenced, through August 31, 2019

Report of Independent Registered Public Accounting Firm
227
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 23 , 2020

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2020 (unaudited)
228
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2020 to
August 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2020
Ending
Account
Value August
31, 2020
Expenses Paid
During Period
March 1,
2020  to August
31, 2020
(a)
Beginning
Account Value
March 1, 2020
Ending
Account Value
August 31,
2020 Expenses Paid
Annualized
Expense
Ratio
Blue Chip Fund
Class J $ 1,000.00 $ 1,313.29 $ 4.59 $ 1,000.00 $ 1,021.17 $ 4.01 0.79%
Institutional 1,000.00 1,314.14 3.90 1,000.00 1,021.77 3.40 0.67
R-3 1,000.00 1,311.00 6.51 1,000.00 1,019.51 5.69 1.12
R-4 1,000.00 1,312.28 5.41 1,000.00 1,020.46 4.72 0.93
R-5 1,000.00 1,313.29 4.71 1,000.00 1,021.06 4.12 0.81
R-6 1,000.00 1,314.81 3.20 1,000.00 1,022.37 2.80 0.55
Bond Market Index Fund
Class J 1,000.00 1,027.00 2.45 1,000.00 1,022.72 2.44 0.48
Institutional 1,000.00 1,029.08 0.71 1,000.00 1,024.43 0.71 0.14
R-1 1,000.00 1,024.26 5.14 1,000.00 1,020.06 5.13 1.01
R-2 1,000.00 1,025.24 4.48 1,000.00 1,020.71 4.47 0.88
R-3 1,000.00 1,027.03 3.57 1,000.00 1,021.62 3.56 0.70
R-4 1,000.00 1,026.79 2.60 1,000.00 1,022.57 2.59 0.51
R-5 1,000.00 1,027.75 1.99 1,000.00 1,023.18 1.98 0.39
Diversified Real Asset Fund
Institutional 1,000.00 1,018.28 4.21 1,000.00 1,020.96 4.22 0.83
R-3 1,000.00 1,015.60 6.84 1,000.00 1,018.35 6.85 1.35
R-4 1,000.00 1,016.47 5.88 1,000.00 1,019.30 5.89 1.16
R-5 1,000.00 1,016.48 5.27 1,000.00 1,019.91 5.28 1.04
R-6 1,000.00 1,019.21 3.96 1,000.00 1,021.22 3.96 0.78
Edge MidCap Fund
Institutional 1,000.00 1,092.85 4.05 1,000.00 1,021.27 3.91 0.77
R-6 1,000.00 1,093.31 3.47 1,000.00 1,021.82 3.35 0.66

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2020 (unaudited)
229
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Actual Hypothetical
Beginning
Account Value
March 1, 2020
Ending
Account
Value August
31, 2020
Expenses Paid
During Period
March 1,
2020  to August
31, 2020
(a)
Beginning
Account Value
March 1, 2020
Ending
Account Value
August 31,
2020 Expenses Paid
Annualized
Expense
Ratio
Global Multi-Strategy Fund
Institutional $ 1,000.00 $ 1,032.47 $ 14.05 $ 1,000.00 $ 1,011.31 $ 13.90 2.75%
R-6 1,000.00 1,032.50 13.74 1,000.00 1,011.61 13.60 2.69
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts and Short Sale Fees and Reverse Repurchases Agreement Expense)
Institutional  1,000.00  1,032.50  8.43  1,000.00  1,016.74  8.40 1.65
R-6  1,000.00  1,032.50  8.12  1,000.00  1,017.04  8.09 1.59
International Equity Index Fund
Institutional 1,000.00 1,058.95 1.60 1,000.00 1,023.58 1.58 0.31
R-1 1,000.00 1,054.17 6.14 1,000.00 1,019.15 6.04 1.19
R-2 1,000.00 1,054.56 5.47 1,000.00 1,019.81 5.38 1.06
R-3 1,000.00 1,054.60 4.54 1,000.00 1,020.71 4.47 0.88
R-4 1,000.00 1,056.14 3.57 1,000.00 1,021.67 3.51 0.69
R-5 1,000.00 1,057.08 2.95 1,000.00 1,022.27 2.90 0.57
R-6 1,000.00 1,057.83 1.50 1,000.00 1,023.68 1.48 0.29
International Small Company Fund
Institutional 1,000.00 1,056.66 6.20 1,000.00 1,019.10 6.09 1.20
R-6 1,000.00 1,058.36 5.64 1,000.00 1,019.66 5.53 1.09
Opportunistic Municipal Fund
Institutional 1,000.00 965.10 3.06 1,000.00 1,022.02 3.15 0.62
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Institutional  1,000.00  965.10  2.77  1,000.00  1,022.29  2.85 0.56
Origin Emerging Markets Fund
Institutional 1,000.00 1,127.90 6.42 1,000.00 1,019.10 6.09 1.20
R-6 1,000.00 1,127.78 5.72 1,000.00 1,019.76 5.43 1.07
Small-MidCap Dividend Income Fund
Institutional 1,000.00 916.13 4.09 1,000.00 1,020.86 4.32 0.85
R-6 1,000.00 916.87 3.81 1,000.00 1,021.17 4.01 0.79
Small-MidCap Growth Fund
Institutional 1,000.00 1,404.51 5.02 1,000.00 1,020.96 4.22 0.83
Spectrum Preferred and Capital
Securities Income Fund
Class J 1,000.00 1,013.65 5.16 1,000.00 1,020.01 5.18 1.02
Institutional 1,000.00 1,014.50 4.15 1,000.00 1,021.01 4.17 0.82
R-1 1,000.00 1,010.66 7.99 1,000.00 1,017.19 8.01 1.58
R-2 1,000.00 1,011.36 7.33 1,000.00 1,017.85 7.35 1.45
R-3 1,000.00 1,012.05 6.42 1,000.00 1,018.75 6.44 1.27
R-4 1,000.00 1,013.26 5.47 1,000.00 1,019.71 5.48 1.08
R-5 1,000.00 1,013.78 4.86 1,000.00 1,020.31 4.88 0.96
R-6 1,000.00 1,016.04 3.60 1,000.00 1,021.57 3.61 0.71

230
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 125 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
125 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 125 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 125 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
1965
Formerly, Legg Mason Global Asset Management 125 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 125 None

231
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 125 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
125 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
125 None

232
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)

233
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

234
of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2019 and as supplemented, and the Statement of Additional Information dated December 31, 2019 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of
1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

235
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended subadvisory agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and Finisterre Capital LLP for the Global Multi-Strategy
Fund; (2) an amended subadvisory agreement between the Manager and Graham Capital Management, L.P. for the Global Multi-Strategy
Fund; (3) an amended subadvisory agreement between the Manager and KLS Diversified Asset Management LP for the Global Multi-Strategy
Fund; (4) an amended subadvisory agreement between the Manager and Loomis, Sayles & Company, L.P. for the Global Multi-Strategy
Fund; (5) an amended subadvisory agreement between the Manager and York Registered Holdings, L.P. for the Global Multi-Strategy
Fund; (6) an amended subadvisory agreement between the Manager and Los Angeles Capital Management and Equity Research, Inc. for
the Global Multi-Strategy Fund; (7) an amended subadvisory agreement between the Manager and BlackRock Financial Management, Inc.
for the Diversified Real Asset Fund; (8) an amended subadvisory agreement between the Manager and ClearBridge RARE Infrastructure
(North America) Pty Limited for the Diversified Real Asset Fund; (9) an amended subadvisory agreement between the Manager and Mellon
Investments Corporation for the Diversified Real Asset Fund; (10) an amended subadvisory agreement between the Manager and Symphony
Asset Management LLC for the Diversified Real Asset Fund; and (11) a new subadvisory agreement between the Manager and ClearBridge
RARE Infrastructure (North America) Pty Limited with respect to the public global infrastructure investment sleeve of the Diversified Real
Asset Fund.
Finisterre Amended Subadvisory Agreement – Global Multi-Strategy Fund
On March 10, 2020, the Board considered whether to approve an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (the “Subadvisor”) with respect to the Fund in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule that would result in a reduction in the subadvisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted
that because the Fund’s subadvisory fee was paid by the Manager, the amendment of the subadvisory fee schedule would not change the management fee rate paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the amendment of the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Subadvisory Agreement.
Approval of Amended Subadvisory Agreements for Global Multi-Strategy Fund and Diversified Real Asset Fund
On June 9, 2020, the Board considered whether to approve the following amended subadvisory agreements:
For PFI Global Multi-Strategy Fund (a “Fund”):
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Graham Capital
Management, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and KLS Diversified
Asset Management LP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Loomis, Sayles &
Company, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and York Registered
Holdings, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels; and

236
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Los Angeles
Capital Management and Equity Research, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels; and
For PFI Diversified Real Asset Fund (a “Fund”):
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and BlackRock
Financial Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and ClearBridge
RARE Infrastructure (North America) Pty Limited (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Mellon Investments
Corporation (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels; and
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Symphony Asset
Management LLC (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the sub--advisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory
Agreements and noted that because the subadvisory fees were paid by the Manager, the amendments would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Subadvisor provides to the applicable Fund and that each Subadvisor’s obligations under the applicable Subadvisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the subadvisory fee schedule.
The Board considered that they had last approved each Subadvisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreements.
ClearBridge RARE Infrastructure (North America) Pty Limited Subadvisory Agreement – Diversified Real Asset Fund
On June 9, 2020, the Board considered whether to approve a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and ClearBridge RARE Infrastructure (North America) Pty Limited (the “Subadvisor”) with respect to the public global infrastructure investment sleeve of the Fund.
The New Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor that is expected to be effective in the third quarter of 2020. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current subadvisory agreement between the Manager and the Subadvisor (the “Current Subadvisory
Agreement”), causing the Current Subadvisory Agreement to terminate automatically. The Manager proposed that the Board approve the
New Subadvisory Agreement to take effect upon the termination of the Current Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting, and that they had subsequently approved an amendment to the Current
Subadvisory Agreement at the Board of Directors’ June 2020 meeting to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under

237
the Current Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Current Subadvisory
Agreement were reasonable and that approval of the Current Subadvisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statement that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Subadvisor, that the change in ownership was not expected to impact the nature, quality or extent of services that the
Subadvisor provides to the Fund and that the Manager, after considering the assignment, continued to believe that the Subadvisor is an appropriate subadvisor for the Fund. The Board also noted the Manager’s statement that the New Subadvisory Agreement for the Fund would be identical to the Current Subadvisory Agreement in all material respects (including the subadvisory fee schedule).
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Subadvisory
Agreement to take effect following the change in control of the Subadvisor.

238
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 23, 2020
1. Approval of a Plan of Acquisition providing for the reorganization of the SystematEx International Fund into the Diversified International
Fund.
For Against Abstain
SystematEx International Fund 22,860,968.411 0.000 0.000

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2020 (unaudited)
239
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,
2020 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2020 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2020 , are as follows:
DRD
Blue Chip Fund 96.03%
Bond Market Index Fund 0.09
Diversified Real Asset Fund 24.33
Edge MidCap Fund 82.31
Global Multi-Strategy Fund N/A
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 91.42
Small-MidCap Growth Fund 0.00
Spectrum Preferred and Capital Securities Income
Fund 36.86
QDI
Blue Chip Fund 100.00%
Bond Market Index Fund 0.09
Diversified Real Asset Fund 77.30
Edge MidCap Fund 87.41
Global Multi-Strategy Fund N/A
International Equity Index Fund 93.88
International Small Company Fund 88.85
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 81.70
Small-MidCap Dividend Income Fund 100.00
Small-MidCap Growth Fund 0.00
Spectrum Preferred and Capital Securities Income
Fund 74.00
Foreign Taxes
Per Share
International Equity Index Fund $ 0.0186
International Small Company Fund 0.0163
Origin Emerging Markets Fund 0.0242

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2020 (unaudited)
240
Section 163(j) Interest Dividends. The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Proposed Treasury Regulation §1.163(j)-1(b). The 163(j) percentage of ordinary income distributions is as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Spectrum Preferred and Capital Securities Income
Fund 26.91%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV690-10 | 08/2020 | 921179

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Annual Report
August 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 3
Important Fund Information 4
Blue Chip Fund (unaudited) 5
Diversified Real Asset Fund (unaudited) 6
Edge MidCap Fund (unaudited) 7
Global Multi-Strategy Fund (unaudited) 8
International Small Company Fund (unaudited) 9
Opportunistic Municipal Fund (unaudited) 10
Origin Emerging Markets Fund (unaudited) 11
Small-MidCap Dividend Income Fund (unaudited) 12
Spectrum Preferred and Capital Securities Income Fund (unaudited) 13
Financial Statements 14
Notes to Financial Statements 36
Schedules of Investments 63
Financial Highlights (includes performance information) 154
Report of Independent Registered Public Accounting Firm 164
Shareholder Expense Example 166
Supplemental Information 168

3
Economic & Financial Market Review
The August drop in new COVID-19 cases in the United States allowed the recovery to broaden. The rise in new cases in Europe and a second wave in Japan is dampening their nascent rebounds. China’s upturn marches on.
It was a risk-on month for financial markets, but long-term yields edged higher, handing losses to holders of safe-haven government bonds.
Stock markets may have more upside as economic activity resumes and people get back to work. Long-term equity returns will likely be limited given current valuations.
In the U.S., housing activity is booming. Sales of existing and new homes are soaring, with the latter the best since late 2006. Business orders for durable goods jumped 11.2% in July, far above expectations—this after a 7.7% surge in June. Orders and shipments for non-defense capital goods ex aircraft, a measure of business’ capital spending, are both essentially flat with July last year. Retail sales are back to new highs. July household income and spending kept rising. Steel production is up for the 11th straight week (but still well below last year).
Absent another outbreak of COVID-19 activity, the U.S. economic revival should stay on track.
Despite a series of setbacks, a mild recovery from the economic lockdowns in Japan is underway. Support for the ruling party was strong and an election doesn’t have to be held until October 2021, so policy will likely not change much after Prime Minister Shinzo Abe’s resignation.
With the second wave of infections diminishing, we expect Japan’s revival to gradually strengthen. We expect the moderate Eurozone rebound to persist. China was the first to succumb to recession and is leading the way out.
*Commentary taken from September 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

4
Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 3.75%
for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and Capital Securities
Income Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, International Small Company Fund, Origin Emerging Markets Fund,
and Small-MidCap Dividend Income Fund; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

5
Blue Chip Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Blue Chip Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies.
Amazon, an e-commerce and cloud computing company started by Jeff Bezos in 1994, contributed this year as many people are limiting how often they leave the house, and Amazon has been the go-to option for online shopping amid the COVID-19 crisis. PayPal, which started as a payment service for merchants on eBay.com and since grown to become the leading platform in digital and mobile payments, contributed.
Microsoft, whose CEO Satya Nadella has positioned Microsoft for the future, with key investments in its fast-growing commercial cloud business and the transition of its Office suite to a subscription service delivered over the internet, contributed. Adobe, the market leader in software for creative professionals worldwide, was a contributor. Alphabet, whose core Google business has significant advantages and will continue to benefit as advertising budgets move from traditional media to where people increasingly spend their time, contributed.
Restaurant Brands International, a holding company with an owner-operator culture that manages Burger King, Tim Hortons, and Popeye's, detracted. Automatic Data Processing, the leading provider of human capital management solutions that helps businesses manage payrolls, taxes, benefits, and other aspects of human resources, detracted. YUM! Brands, the second-largest global quick-service restaurant company, consisting of four primary brands: Taco Bell, KFC, Pizza Hut, and the newly acquired Habit Burger, detracted as it has been impacted alongside the rest of the restaurant industry during the COVID-19 crisis. Markel, a specialty insurance underwriter, focusing on non-standard and hard to place risks with disciplined underwriting that has resulted in attractive returns on capital compared to competitors, detracted. Berkshire
Hathaway, a diversified company that has been built over decades by owner-operators Warren Buffett and Charlie Munger, detracted.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 38.51% 21.05% 18.89% 9/30/13 6/14/12
Including Sales Charge 30.88% 19.69% 18.08%
Class C Shares Excluding Sales Charge 37.43% 20.12% 18.00% 9/30/13 6/14/12
Including Sales Charge 36.43% 20.12% 18.00%
*Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

6
Diversified Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: BlackRock Financial Management, Inc..; ClearBridge RARE Infrastructure (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware
Investments Fund Advisers; Mellon Investments Corporation; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Symphony Asset Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Diversified Real Asset Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80%
of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies
(which include tangible assets and investments that are expected to perform well in periods of rising or high inflation).
Manager performance and style selection within infrastructure contributed as both infrastructure managers (RARE and Macquarie)
outperformed their individual benchmarks. Both managers had strong security selection vs their respective benchmarks and RARE’s utility focus led them to outperform broader global infrastructure and have a strong style selection contribution. The standalone allocation to water contributed to positive style selection as the global water industry significantly outperformed broader infrastructure stocks. Style selection and manager performance contributed within natural resources. The standalone allocation to timber contributed to positive style selection as the global timber industry outperformed broader natural resource stocks. Manager performance was positive for Mellon, which had good stock selection across energy, agriculture, and metals & mining. Pictet also outperformed their benchmark, primarily through good stock selection in paper, wood products, and timberland. Manager performance and positive asset allocation effect within commodities; the underweight allocation to commodities contributed, as did Credit Suisse’s outperformance vs. their benchmark.
Style selection effect and manager performance within real return; the allocation to floating rate, and to a lesser extent to commercial mortgage-backed securities, both underperformed Treasury Inflation Protected Securities; additionally, within the floating rate notes sleeve,
Symphony underperformed their benchmark. Asset allocation effect within infrastructure and natural resources; the portfolio’s overweight position in infrastructure and the timing of the portfolio’s underweight position in natural resources detracted from relative performance.
Value of a $10,000 Investment* August 31, 2010 - August 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 0.89% 1.74% 2.91% 3/16/10
Including Sales Charge -2.92% 0.96% 2.52%
Class C Shares Excluding Sales Charge 0.16% 1.00% 2.15% 3/16/10
Including Sales Charge -0.83% 1.00% 2.15%

7
Edge MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Edge MidCap Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. The
Fund invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
YETI Holdings, Inc. outperformed as investors became more enthused that outdoor activities would benefit as people shifted travel habits in light of COVID-19. Varian Medical Systems, Inc. contributed as it was announced that Siemens Healthineers would acquire Varian.
Teradyne, Inc. boosted results as the company beat expectations and raised guidance due to stronger-than-expected results in semiconductor testing as 5G infrastructure, networking, and memory test spending grew.
Washington Federal, Inc. detracted from relative performance due to concerns about net interest margins compressing and their ability to grow their commercial loan portfolio. Fidelity National Financial, Inc. - FNF Group, a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL Holdings. Universal Health Services, Inc. Class B underperformed after first quarter results came in at the low end of estimates and investors worried about the impact of COVID-19 on elective surgeries which are more profitable for the company.
Value of a $10,000 Investment* September 28, 2015 - August 31, 2020
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 6.54% 11.59% 12/31/18 9/28/15
Including Sales Charge 0.67% 10.32%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

8
Global Multi-Strategy Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Finisterre Capital LLP; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP;
Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, INC.; Sound Point Capital Management, LP;
Wellington Management Company LLP; York Registered Holdings, L.P.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Global Multi-Strategy Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, the Fund invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
Six of the nine sleeves in the GMS portfolio were positive. The equity long/short sleeve sub-advised by LA Capital was the top contributor with gains driven by an overweight to companies with strong management success and earnings quality and an underweight to companies with high pension risk. The event-driven sleeve sub-advised by York gained as positions in Asian special situation equities contributed to performance. The emerging markets credit sleeve sub-advised by Finisterre contributed with gains driven by positions in Sri Lankan sovereign credit, U.S. rates, and Indonesian local rates. The equity long/short sleeve sub-advised by Wellington was also a strong contributor with positive results driven by the U.S. all-cap, U.S. small-cap and Europe total return strategies. The equity long/short sleeve sub-advised by Gotham contributed with gains driven by long positions in the information technology sector. The credit sleeve sub-advised by Loomis
Sayles profited from exposures to investment-grade and high yield corporate bonds.
Securitized assets were the primary detractors for the period. The market neutral sleeve sub-advised by KLS was the top detractor with losses coming from positions in commercial mortgage-backed securities, GSE credit, and Intelsat. The macro sleeve sub-advised by Graham also detracted as long exposure equities in Europe and Asia and various currency positions weighed on performance. The credit sleeve sub-advised by Sound Point detracted as core positions in Southcross Energy and Ecobat weighed on performance. In addition, a bank loan position in Valtris Specialty Chemical detracted.
Value of a $10,000 Investment* October 24, 2011 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 3.01% 2.36% 2.83% 10/24/11 –
Including Sales Charge -0.81% 1.58% 2.39%
Class C Shares Excluding Sales Charge 2.23% 1.59% 2.07% 6/14/12 10/24/11
Including Sales Charge 1.23% 1.59% 2.07%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

9
International Small Company Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
International Small Company Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
Allocation to the United Kingdom contributed. In the U.K., stock selection amongst British real estate and consumer durables contributed to relative performance. Overall, the consumer discretionary, information technology, and consumer staples sectors were notable contributors to relative performance. Stars Group, ASM International, COSMOS Pharmaceutical, Saracen Mineral, and GVC Holdings were the biggest individual contributors to performance.
Underperformance was highly concentrated within continental Europe over the past year. Stock selection amongst Swedish industrials and health care companies detracted from relative performance the most while an absence of exposure from Swiss pharmaceuticals and biotech companies also detracted from performance as the race for a COVID-19 vaccine has driven positive absolute performance in those types of companies. Industrials, health care, and utilities sectors were the most notable detractors. Stock selection in the industrials sector significantly detracted from relative performance. Capital goods and transportation companies significantly underperformed given their particularly high sensitivity to economic activity and our holdings’ higher exposure to the aircraft and travel end markets, which were most impacted from the
COVID-19 pandemic by related economic lockdown measures. Enerplus, AerCap, Cineworld, William Hill, and Air Canada were the biggest individual detractors from relative performance.
Value of a $10,000 Investment* June 11, 2014 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 4.11% 5.46% 3.75% 6/11/14
Including Sales Charge -1.66% 4.27% 2.82%

10
Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors'
capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities
("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.
Allocation to Nustar Logistics, Texas State Municipal Gas Acquisition & Supply, and Delta Air Lines – LaGuardia Airport Terminals
contributed.
Allocation to Metropolitan Washington Airport Authority, New York State Environmental Facilities Solid Waste Disposal, and Buckeye Ohio
Tobacco Settlement Finance Authority detracted.
Value of a $10,000 Investment* June 14, 2012 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 0.62% 5.17% 5.06% 6/14/12
Including Sales Charge -3.16% 4.36% 4.58%

11
Origin Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Origin Emerging Markets Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market country (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.
The underweight allocation to financials was the leading contributor to outperformance, with Indian Financials the leading holdings in terms of positive effect. Stock selection in the communication services sector provided the second biggest beneficial effect on relative performance.
At a country level, Taiwan was the outright leader in terms of additive performance, but the overweight China was also beneficial.
Some sectors detracted from the positive result. The main drag at sector level proved to be health care. Stock selection within Industrials was also marginally detracting. At a geographic level, Korea proved the most significant detractor from overall performance.
Value of a $10,000 Investment* January 23, 2015 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 17.73% 8.48% 4.56% 1/23/15
Including Sales Charge 11.25% 7.25% 3.52%

12
Small-MidCap Dividend Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Small-MidCap Dividend Income Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least
80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. The Fund's investments include the securities of foreign issuers and real estate investment trusts.
MKS Instruments, Inc. outperformed due to improving sentiment for semiconductor capital equipment stocks, which had been very negative the prior year. Acushnet Holdings Corp. reported solid results due to strength in its Titleist Clubs and higher volumes in irons, hybrids, and putters. The company also expanded margins and announced a mid-tier golf ball product in 2020. CyrusOne, Inc. outperformed as management raised guidance during the period, raised the dividend, and affirmed that it would not need to raise capital to fund its European expansion. Additionally, rumors of private equity interest in the company impacted the stock.
EPR Properties underperformed as the entertainment real estate investment trust (REIT) suffered from concerns about the financial health of its largest tenants in light of stay-at-home mandates across the nation. NFI Group Inc. detracted as concerns developed that new competition in the growing electric bus market might pressure margins. These concerns were then followed by apprehension about the impact that
COVID-19 would have on bus ridership, likely leading municipalities to cut back on spending at a time when municipal budgets are shrinking. PacWest Bancorp detracted due to concerns about net interest margins compressing due to its commercial loan portfolio, which is levered to short term rates, and the level of provisions that may be needed in a sharp economic slowdown.
Value of a $10,000 Investment* June 6, 2011 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -12.55% 4.96% 7.14% 6/6/11 –
Including Sales Charge -17.35% 3.79% 6.49%
Class C Shares Excluding Sales Charge -13.25% 4.16% 6.30% 6/14/12 6/6/11
Including Sales Charge -14.10% 4.16% 6.30%
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

13
Spectrum Preferred and Capital Securities Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Spectrum Preferred and Capital Securities Income Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
AT1 Coco’s were the best performing asset class this period as investors sought the additional yield pickup this asset offers relative to other
Preferred securities. European Central Bank actions to ease capital rules and positive comments on AT1 coupons also were supportive. This was a strong period of performance for assets with duration as rates trended lower significantly and we got extraordinary fiscal and monetary support. The Insurance hybrids, given their longer duration, performed strongly. Legacy Tier1 bonds in the portfolio performed strongly due to a combination of decreasing rates and increasing liability management activity as we approach the point at which these bonds will lose all Tier1 credit.
The $1000 par Preferreds in the portfolio lagged relative to Jr. subordinated debt given supply and non-call/extension on a number of bonds as a result of the low rate environment. The Insurance hybrid floaters detracted from performance given falling LIBOR rates. Outflows that hit the portfolio in March of 2020 necessitated selling which affected performance given the strong rebound that we have had since then due to fiscal and monetary support.
Value of a $10,000 Investment* August 31, 2010 - August 31, 2020
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 4.77% 5.38% 6.47% 6/28/05
Including Sales Charge 0.85% 4.58% 6.07%
Class C Shares Excluding Sales Charge 3.95% 4.59% 5.68% 1/16/07
Including Sales Charge 2.95% 4.59% 5.68%

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
14
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Investment in securities--at cost ..........................................................
$ 4,853,455 $ 3,051,154 $ 728,825
Investment in affiliated Funds--at cost ...................................................
$ 11,250 $ 69,408 $ 26,003
Foreign currency--at cost ..................................................................
$ – $ – $ 44
Assets
Investment in securities--at value  .......................................................... $ 7,824,838 $ 3,096,518
(b)
$ 826,801
Investment in affiliated Funds--at value .................................................... 11,250 69,408 26,003
Foreign currency--at value .................................................................. – – 45
Cash ......................................................................................... – 15,979 –
Deposits with counterparty .................................................................. – 8,997 –
Receivables:
Dividends and interest ................................................................. 3,016 8,348 1,173
Expense reimbursement from Manager ............................................... 345 200 44
Expense reimbursement from Distributor ............................................. 4 – –
Foreign currency contracts ........................................................... – 492 –
Fund shares sold ....................................................................... 20,007 4,631 207
Investment securities sold ............................................................. 47,085 17,363 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 2,930 –
Unrealized gain on unfunded loan commitments ..................................... – 1,707 –
Variation margin on futures ........................................................... – 6,972 –
Variation margin on swaps ............................................................ – 264 –
Total Assets   7,906,545 3,233,809 854,273
Liabilities
Accrued management and investment advisory fees ........................................ 3,740 2,185 482
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 405 18 3
Accrued service fees ........................................................................ 5 – –
Accrued transfer agent fees ................................................................. 505 461 21
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 31 9 5
Accrued professional fees ................................................................... 27 120 22
Accrued other expenses ..................................................................... 243 138 11
Cash overdraft ............................................................................... – 1,467 –
Deposits from counterparty ................................................................. – 170 –
Payables:
Foreign currency contracts ............................................................ – 590 –
Fund shares redeemed ................................................................. 5,758 2,592 222
Investment securities purchased ...................................................... 58,275 30,785 547
Options and swaptions contracts written  (premiums received $ 0 , $ 3,716 and $ 0 ) ... – 3,609 –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – 49 –
Unrealized loss on unfunded loan commitments ...................................... – 21 –
Variation margin on futures ........................................................... – 1,964 –
Variation margin on swaps ............................................................ – 323 –
Collateral obligation on securities loaned, at value ......................................... – 11,380 –
Total Liabilities
68,991 55,881 1,313
Net Assets Applicable to Outstanding Shares ............................................
$ 7,837,554 $ 3,177,928 $ 852,960
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,679,566 $ 3,406,786 $ 710,746
Total distributable earnings (accumulated loss) .............................................
3,157,988 (228,858) 142,214
Total Net Assets
$ 7,837,554 $ 3,177,928 $ 852,960

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
15
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 1,875,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 646,386 $ 43,485 $ 12,547
Shares Issued and Outstanding ........................................................ 19,097 3,906 850
Net Asset Value per share ............................................................. $ 33 .85
(c)
$ 11 .13
(c)
$ 14 .76
(c)
Maximum Offering Price .............................................................
$ 35 .82 $ 11 .56 $ 15 .62
Class C : Net Assets .......................................................................... $ 322,210 $ 11,010 N/A
Shares Issued and Outstanding ........................................................ 10,065 1,010
Net Asset Value per share .............................................................
$ 32 .01
(c)
$ 10 .90
(c)
Class J : Net Assets .......................................................................... $ 153,325 N/A N/A
Shares Issued and Outstanding ........................................................ 4,471
Net Asset Value per share .............................................................
$ 34 .29
(c)
Institutional : Net Assets ..................................................................... $ 2,638,389 $ 1,960,593 $ 82,198
Shares Issued and Outstanding ........................................................ 76,551 176,073 5,543
Net Asset Value per share .............................................................
$ 34 .47 $ 11 .14 $ 14 .83
R-3 : Net Assets .............................................................................. $ 8,764 $ 138 N/A
Shares Issued and Outstanding ........................................................ 259 13
Net Asset Value per share .............................................................
$ 33 .85 $ 11 .07
R-4 : Net Assets .............................................................................. $ 5,230 $ 12 N/A
Shares Issued and Outstanding ........................................................ 153 1
Net Asset Value per share .............................................................
$ 34 .08 $ 11 .11
R-5 : Net Assets .............................................................................. $ 12,060 $ 32 N/A
Shares Issued and Outstanding ........................................................ 352 3
Net Asset Value per share .............................................................
$ 34 .29 $ 11 .10
R-6 : Net Assets .............................................................................. $ 4,051,190 $ 1,162,658 $ 758,215
Shares Issued and Outstanding ........................................................ 117,302 104,397 50,952
Net Asset Value per share .............................................................
$ 34 .54 $ 11 .14 $ 14 .88
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
16
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Small
Company Fund
Opportunistic
Municipal Fund
Investment in securities--at cost ..........................................................
$ 1,075,403 $ 923,837 $ 133,709
Investment in affiliated Funds--at cost ...................................................
$ 89,036 $ 34,884 $ –
Repurchase agreements--at cost ..........................................................
$ 277,661 $ – $ –
Foreign currency--at cost ..................................................................
$ 3,380 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,120,784 $ 1,029,843
(b)
$ 137,868
Investment in affiliated Funds--at value .................................................... 89,036 34,884 –
Repurchase agreements--at value ........................................................... 277,661 – –
Foreign currency--at value .................................................................. 3,413 – –
Cash ......................................................................................... 119 – 316
Deposits with counterparty .................................................................. 139,476 – –
Receivables:
Dividends and interest ................................................................. 5,986 3,578 1,684
Expense reimbursement from Manager ............................................... 84 2 11
Foreign currency contracts ........................................................... 7,444 – –
Fund shares sold ....................................................................... 500 249 365
Investment securities sold ............................................................. 36,766 4,741 –
OTC swap agreements--at value (premiums paid $ 1,263 , $ 0 and $ 0 ) ................ 4,309 – –
Variation margin on futures ........................................................... 957 – –
Variation margin on swaps ............................................................ 294 – –
Total Assets   1,686,829 1,073,297 140,244
Liabilities
Accrued management and investment advisory fees ........................................ 1,079 848 57
Accrued distribution fees .................................................................... 20 1 11
Accrued transfer agent fees ................................................................. 76 10 27
Accrued directors' expenses ................................................................. 3 4 3
Accrued professional fees ................................................................... 168 41 37
Accrued other expenses ..................................................................... 146 79 6
Cash overdraft ............................................................................... – 1,471 –
Deposits from counterparty ................................................................. 220 – –
Payables:
Dividends payable ..................................................................... – – 364
Dividends and interest on securities sold short ....................................... 553 – –
Expense reimbursement to Manager .................................................. – 10 –
Foreign currency contracts ............................................................ 8,598 – –
Fund shares redeemed ................................................................. 649 1,105 164
Interest expense and fees payable ..................................................... – – 22
Investment securities purchased ...................................................... 29,128 1,525 606
Options and swaptions contracts written  (premiums received $ 665 , $ 0 and $ 0 ) ..... 596 – –
Reverse repurchase agreements ....................................................... 412,677 – –
Short sales (proceeds received $ 412,070 , $ 0 and $ 0 ) ................................. 427,175 – –
OTC swap agreements--at value (premiums received $ 48 , $ 0 and $ 0 ) ............... 3,258 – –
Unrealized loss on unfunded loan commitments ...................................... 5 – –
Variation margin on futures ........................................................... 934 – –
Variation margin on swaps ............................................................ 121 – –
Collateral obligation on securities loaned, at value ......................................... – 23,940 –
Floating rate notes issued ...................................................................
– – 6,023
Total Liabilities
885,406 29,034 7,320
Net Assets Applicable to Outstanding Shares ............................................
$ 801,423 $ 1,044,263 $ 132,924
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 810,590 $ 995,929 $ 130,668
Total distributable earnings (accumulated loss) .............................................
(9,167) 48,334 2,256
Total Net Assets
$ 801,423 $ 1,044,263 $ 132,924

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
17
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Small
Company Fund
Opportunistic
Municipal Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 400,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 27,072 $ 4,784 $ 50,459
Shares Issued and Outstanding ........................................................ 2,472 452 4,603
Net Asset Value per share ............................................................. $ 10 .95
(c)
$ 10 .58
(c)
$ 10 .96
(c)
Maximum Offering Price .............................................................
$ 11 .38 $ 11 .20 $ 11 .39
Class C : Net Assets .......................................................................... $ 16,605 N/A N/A
Shares Issued and Outstanding ........................................................ 1,576
Net Asset Value per share .............................................................
$ 10 .54
(c)
Institutional : Net Assets ..................................................................... $ 591,298 $ 72,515 $ 82,465
Shares Issued and Outstanding ........................................................ 53,167 6,819 7,518
Net Asset Value per share .............................................................
$ 11 .12 $ 10 .63 $ 10 .97
R-6 : Net Assets .............................................................................. $ 166,448 $ 966,964 N/A
Shares Issued and Outstanding ........................................................ 14,973 90,404
Net Asset Value per share .............................................................
$ 11 .12 $ 10 .70
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
18
See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 1,531,854 $ 1,514,462 $ 6,841,517
Investment in affiliated Funds--at cost ...................................................
$ 77,485 $ 15,508 $ 245,017
Foreign currency--at cost ..................................................................
$ 17,462 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,783,854
(a)
$ 1,574,561 $ 7,260,963
(a)
Investment in affiliated Funds--at value .................................................... 77,485 15,508 245,019
Foreign currency--at value .................................................................. 17,452 – –
Cash ......................................................................................... 15 – 282
Deposits with counterparty .................................................................. – – 2,837
Receivables:
Dividends and interest ................................................................. 2,270 3,268 94,314
Expense reimbursement from Manager ............................................... 3 5 –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 76 2,553 25,051
Investment securities sold ............................................................. 26,877 – 21,601
Variation margin on futures ........................................................... – – 50
Total Assets   1,908,032 1,595,895 7,650,118
Liabilities
Accrued management and investment advisory fees ........................................ 1,589 1,055 4,251
Accrued distribution fees .................................................................... 1 85 496
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 5 315 928
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 8 5 24
Accrued professional fees ................................................................... 33 28 44
Accrued other expenses ..................................................................... 111 57 257
Payables:
Deferred foreign tax ................................................................... 1,603 – –
Fund shares redeemed ................................................................. 1,150 2,068 6,137
Investment securities purchased ...................................................... 40,769 – 95,236
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 928 ) ..... – – 250
Variation margin on futures ........................................................... – – 442
Collateral obligation on securities loaned, at value ......................................... 4,893 – 16,720
Total Liabilities
50,162 3,613 124,788
Net Assets Applicable to Outstanding Shares ............................................
$ 1,857,870 $ 1,592,282 $ 7,525,330
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,661,785 $ 1,794,474 $ 7,194,795
Total distributable earnings (accumulated loss) .............................................
196,085 (202,192) 330,535
Total Net Assets
$ 1,857,870 $ 1,592,282 $ 7,525,330

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
19
See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 550,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 4,003 $ 103,382 $ 844,525
Shares Issued and Outstanding ........................................................ 324 8,683 81,842
Net Asset Value per share ............................................................. $ 12 .36
(b)
$ 11 .91
(b)
$ 10 .32
(b)
Maximum Offering Price .............................................................
$ 13 .08 $ 12 .60 $ 10 .72
Class C : Net Assets .......................................................................... N/A $ 71,660 $ 365,817
Shares Issued and Outstanding ........................................................ 6,083 35,480
Net Asset Value per share .............................................................
$ 11 .78
(b)
$ 10 .31
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 42,554
Shares Issued and Outstanding ........................................................ 4,250
Net Asset Value per share .............................................................
$ 10 .01
(b)
Institutional : Net Assets ..................................................................... $ 26,478 $ 1,408,105 $ 4,746,270
Shares Issued and Outstanding ........................................................ 2,176 117,605 463,515
Net Asset Value per share .............................................................
$ 12 .17 $ 11 .97 $ 10 .24
R-1 : Net Assets .............................................................................. N/A N/A $ 613
Shares Issued and Outstanding ........................................................ 60
Net Asset Value per share .............................................................
$ 10 .19
R-2 : Net Assets .............................................................................. N/A N/A $ 1,565
Shares Issued and Outstanding ........................................................ 155
Net Asset Value per share .............................................................
$ 10 .11
R-3 : Net Assets .............................................................................. N/A N/A $ 1,328
Shares Issued and Outstanding ........................................................ 131
Net Asset Value per share .............................................................
$ 10 .16
R-4 : Net Assets .............................................................................. N/A N/A $ 1,031
Shares Issued and Outstanding ........................................................ 102
Net Asset Value per share .............................................................
$ 10 .14
R-5 : Net Assets .............................................................................. N/A N/A $ 3,526
Shares Issued and Outstanding ........................................................ 346
Net Asset Value per share .............................................................
$ 10 .19
R-6 : Net Assets .............................................................................. $ 1,827,389 $ 9,135 $ 1,518,101
Shares Issued and Outstanding ........................................................ 149,984 759 148,315
Net Asset Value per share .............................................................
$ 12 .18 $ 12 .03 $ 10 .24
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
20
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 116 $ 1,133 $ 156
Dividends ......................................................................................... 38,040 58,909 10,452
Withholding tax .................................................................................. (727) (4,107) (17)
Interest ............................................................................................ – 43,516 4
Securities lending - net ...........................................................................
86 175 366
Total Income 37,515 99,626 10,961
Expenses:
Management and investment advisory fees ...................................................... 33,554 28,838 5,017
Distribution f ees - Class A ....................................................................... 1,066 120 24
Distribution f ees - Class C ....................................................................... 2,140 134 N/A
Distribution f ees - Class J ........................................................................ 152 N/A N/A
Distribution f ees - R-3 ........................................................................... 17 – N/A
Distribution f ees - R-4 ........................................................................... 4 – N/A
Administrative service fees - R-3 ................................................................ 5 – N/A
Administrative service fees - R-4 ................................................................ 1 – N/A
Administrative service fees - R-5 ................................................................ 1 – N/A
Registration fees - Class A ....................................................................... 84 17 17
Registration fees - Class C ....................................................................... 37 16 N/A
Registration fees - Class J ........................................................................ 24 N/A N/A
Registration fees - Institutional .................................................................. 280 41 27
Registration fees - R-6 ........................................................................... 38 23 18
Service fees - R-3 ................................................................................ 16 1 N/A
Service fees - R-4 ................................................................................ 11 – N/A
Service fees - R-5 ................................................................................ 21 – N/A
Shareholder reports - Class A .................................................................... 43 15 2
Shareholder reports - Class C .................................................................... 19 5 N/A
Shareholder reports - Class J ..................................................................... 54 N/A N/A
Shareholder reports - Institutional ............................................................... 97 141 3
Shareholder reports - R-6 ........................................................................ 29 123 2
Transfer agent fees - Class A ..................................................................... 422 78 27
Transfer agent fees - Class C ..................................................................... 186 32 N/A
Transfer agent fees - Class J ..................................................................... 72 N/A N/A
Transfer agent fees - Institutional ................................................................ 1,267 2,072 60
Chief compliance officer expenses ............................................................... 5 4 1
Custodian fees .................................................................................... 6 270 2
Directors' expenses ............................................................................... 116 79 17
Professional fees ................................................................................. 35 180 24
Other expenses ................................................................................... 61 49 7
Total Gross Expenses 39,863 32,238 5,248
Less: Reimbursement from Manager ............................................................ 3,492 1,337 473
Less: Reimbursement from Manager - Class A .................................................. – 34 28
Less: Reimbursement from Manager - Class C .................................................. – 30 N/A
Less: Reimbursement from Manager - Institutional ............................................. 30 994 29
Less: Reimbursement from Manager - R-6 ...................................................... – 91 –
Less: Reimbursement from Distributor - Class J ................................................ 30 N/A N/A
Total Net Expenses 36,311 29,752 4,718
Net Investment Income (Loss) 1,204 69,874 6,243

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
21
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 316,866 (86,662) 46,450
Foreign currency contracts ....................................................................... – (2,406) –
Foreign currency transactions .................................................................... – (1,471) 5
Futures contracts ................................................................................. – (10,917) –
Options and swaptions ........................................................................... – 2,266 –
Swap agreements ................................................................................. – (18,841) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 1,825,862 30,629 6,586
Foreign currency contracts ....................................................................... – 200 –
Futures contracts ................................................................................. – 12,427 –
Options and swaptions ........................................................................... – 1,673 –
Swap agreements ................................................................................. – 6,244 –
Translation of assets and liabilities in foreign currencies ........................................ – 231 1
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 2,142,728 (66,627) 53,042
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,143,932 $ 3,247 $ 59,285
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
22
See accompanying notes.
Amounts in thousands
Global Multi-Strategy
Fund
(a)
International Small
Company Fund
Opportunistic
Municipal Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 1,047 $ 129 $ –
Dividends ......................................................................................... 11,315 19,488 17
Withholding tax .................................................................................. (418) (1,906) –
Interest ............................................................................................ 36,362 1 5,789
Securities lending - net ...........................................................................

Total Income 48,306 18,042 5,806
Expenses:
Management and investment advisory fees ...................................................... 14,279 9,399 681
Distribution f ees - Class A ....................................................................... 79 11 130
Distribution f ees - Class C ....................................................................... 219 N/A N/A
Registration fees - Class A ....................................................................... 19 17 19
Registration fees - Class C ....................................................................... 17 N/A N/A
Registration fees - Institutional .................................................................. 72 18 22
Registration fees - R-6 ........................................................................... 18 19 N/A
Shareholder reports - Class A .................................................................... 7 3 2
Shareholder reports - Class C .................................................................... 4 N/A N/A
Shareholder reports - Institutional ............................................................... 149 3 2
Shareholder reports - R-6 ........................................................................ – 1 N/A
Transfer agent fees - Class A ..................................................................... 44 21 46
Transfer agent fees - Class C ..................................................................... 35 N/A N/A
Transfer agent fees - Institutional ................................................................ 475 36 79
Chief compliance officer expenses ............................................................... 1 1 –
Custodian fees .................................................................................... 357 250 2
Directors' expenses ............................................................................... 24 21 6
Dividends and interest on securities sold short .................................................. 7,302 – –
Interest expense and fees ......................................................................... – – 94
Professional fees ................................................................................. 243 56 44
Short sale fees .................................................................................... 1,597 – –
Other expenses ................................................................................... 135 13 3
Reverse repurchase agreement interest expense .................................................
5,198 – –
Total Gross Expenses 30,274 9,869 1,130
Less: Reimbursement from Manager ............................................................ 359 – 82
Less: Reimbursement from Manager - Class A .................................................. – 29 10
Less: Reimbursement from Manager - Class C .................................................. 29 N/A N/A
Less: Reimbursement from Manager - Institutional ............................................. 665 1 36
Less: Reimbursement from Manager - R-6 ...................................................... 131 1 N/A
Total Net Expenses 29,090 9,838 1,002
Net Investment Income (Loss) 19,216 8,204 4,804
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (7,466) (27,983) (1,272)
Foreign currency contracts ....................................................................... 1,190 – –
Foreign currency transactions .................................................................... (1,024) (116) –
Futures contracts ................................................................................. (2,636) – –
Options and swaptions ........................................................................... 1,420 – –
Short sales ........................................................................................ (14,737) – –
Swap agreements ................................................................................. 1,872 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 48,799 66,246 (3,908)
Foreign currency contracts ....................................................................... (6,292) – –
Futures contracts ................................................................................. (8,377) – –
Options and swaptions ........................................................................... 875 – –
Short sales ........................................................................................ (14,366) – –
Swap agreements ................................................................................. 630 – –
Translation of assets and liabilities in foreign currencies ........................................ (328) 113 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (440) 38,260 (5,180)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 18,776 $ 46,464 $ (376)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
24
See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 213 $ 279 $ 1,670
Dividends from affiliated securities .............................................................. – – 5,344
Dividends ......................................................................................... 36,434 45,122 52,570
Withholding tax .................................................................................. (3,738) (704) –
Interest ............................................................................................ 1 1 270,889
Securities lending - net ...........................................................................
15 91 553
Total Income 32,925 44,789 331,026
Expenses:
Management and investment advisory fees ...................................................... 14,183 14,816 44,021
Distribution fees - Class A ....................................................................... 7 319 1,943
Distribution fees - Class C ....................................................................... N/A 987 4,359
Distribution fees - Class J ........................................................................ N/A N/A 67
Distribution fees - R-1 ........................................................................... N/A N/A 2
Distribution fees - R-2 ........................................................................... N/A N/A 5
Distribution fees - R-3 ........................................................................... N/A N/A 5
Distribution fees - R-4 ........................................................................... N/A N/A 1
Administrative service fees - R-1 ................................................................ N/A N/A 2
Administrative service fees - R-2 ................................................................ N/A N/A 3
Administrative service fees - R-3 ................................................................ N/A N/A 2
Registration fees - Class A ....................................................................... 17 24 61
Registration fees - Class C ....................................................................... N/A 18 27
Registration fees - Class J ........................................................................ N/A N/A 21
Registration fees - Institutional .................................................................. 23 38 279
Registration fees - R-6 ........................................................................... 31 19 22
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-2 ................................................................................ N/A N/A 4
Service fees - R-3 ................................................................................ N/A N/A 5
Service fees - R-4 ................................................................................ N/A N/A 3
Service fees - R-5 ................................................................................ N/A N/A 8
Shareholder reports - Class A .................................................................... 2 14 45
Shareholder reports - Class C .................................................................... N/A 11 23
Shareholder reports - Class J ..................................................................... N/A N/A 37
Shareholder reports - Institutional ............................................................... 1 155 204
Shareholder reports - R-6 ........................................................................ 1 – 10
Transfer agent fees - Class A ..................................................................... 17 160 647
Transfer agent fees - Class C ..................................................................... N/A 122 402
Transfer agent fees - Class J ..................................................................... N/A N/A 54
Transfer agent fees - Institutional ................................................................ 14 2,016 3,831
Chief compliance officer expenses ............................................................... 1 2 6
Custodian fees .................................................................................... 337 13 49
Directors' expenses ............................................................................... 27 43 138
Professional fees ................................................................................. 53 28 55
Other expenses ................................................................................... 40 19 129
Total Gross Expenses 14,754 18,804 56,471
Less: Reimbursement from Manager ............................................................ 569 – –
Less: Reimbursement from Manager - Class A .................................................. 28 71 –
Less: Reimbursement from Manager - Class C .................................................. N/A 54 –
Less: Reimbursement from Manager - Institutional ............................................. 16 836 –
Less: Reimbursement from Manager - R-6 ...................................................... – 18 –
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 13
Total Net Expenses 14,141 17,825 56,458
Net Investment Income (Loss) 18,784 26,964 274,568

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
25
See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... 41,800 (234,399) (69,814)
Investment transactions in affiliated securities ................................................... – – (19,445)
Foreign currency transactions .................................................................... (1,455) (55) –
Futures contracts ................................................................................. – – (812)
Options and swaptions ........................................................................... – – 31,206
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $1,603 , $0 and $0, respectively) ........................... 183,264 (65,840) 103,582
Investment in affiliated securities ................................................................ – – 15,724
Futures contracts ................................................................................. – – (159)
Options and swaptions ........................................................................... – – 493
Translation of assets and liabilities in foreign currencies ........................................ (85) 2 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions 223,524 (300,292) 60,775
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 242,308 $ (273,328) $ 335,343

Statement of Changes in Net Assets
Principal Funds, Inc.
26
See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,204 $ 8,402
Net realized gain (loss) on investments ............................................................................................. 316,866 185,238
Net change in unrealized appreciation/depreciation of investments ................................................................
1,825,862 289,451
Net Increase (Decrease) in Net Assets Resulting from Operations 2,143,932 483,091
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (218,915) (218,921)
Total Dividends and Distributions (218,915) (218,921)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,577,913 854,548
Total Increase (Decrease) in Net Assets 3,502,930 1,118,718
Net Assets
Beginning of period .................................................................................................................
4,334,624 3,215,906
End of period .......................................................................................................................
$ 7,837,554 $ 4,334,624
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................... $ 330,206 $ 123,814 $ 80,027 $ 1,979,502 $ 3,089 $ 1,473 $ 6,893 $ 765,698
Reinvested .................................. 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ...................................
(153,829) (40,458) (45,104) (755,174) (2,485) (1,782) (4,409) (924,787)
Net Increase (Decrease) .........................
$ 191,737 $ 91,410 $ 38,673 $ 1,267,243 $ 863 $ (122) $ 2,782 $ (14,673)
Shares:
Sold ....................................... 12,395 4,890 2,934 74,141 115 57 254 27,502
Reinvested .................................. 601 332 145 1,644 10 7 12 5,521
Redeemed ...................................
(5,751) (1,583) (1,704) (27,142) (97) (66) (161) (32,947)
Net Increase (Decrease) .........................
7,245 3,639 1,375 48,643 28 (2) 105 76
Year Ended August 31, 2019
Dollars:
Sold ....................................... $ 157,102 $ 74,792 $ 28,869 $ 618,371 $ 1,190 $ 3,111 $ 4,724 $ 429,587
Reinvested .................................. 12,122 7,033 4,005 13,102 439 98 387 181,564
Redeemed ...................................
(51,856) (25,956) (16,953) (140,947) (4,369) (611) (4,419) (436,837)
Net Increase (Decrease) .........................
$ 117,368 $ 55,869 $ 15,921 $ 490,526 $ (2,740) $ 2,598 $ 692 $ 174,314
Shares:
Sold ....................................... 6,769 3,351 1,215 26,194 51 124 194 17,439
Reinvested .................................. 613 371 201 653 22 5 19 9,042
Redeemed ...................................
(2,240) (1,177) (714) (6,029) (184) (27) (180) (18,419)
Net Increase (Decrease) .........................
5,142 2,545 702 20,818 (111) 102 33 8,062
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on
investments .................................. $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Year Ended August 31, 2019
From net investment income and net realized gain on
investments .................................. $ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Total Dividends and Distributions
$ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)

Statement of Changes in Net Assets
Principal Funds, Inc.
27
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 69,874 $ 109,172
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... (118,031) (101,079)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
51,404 (44,411)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,247 (36,318)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (96,919) (126,294)
Total Dividends and Distributions (96,919) (126,294)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(518,671) (219,389)
Total Increase (Decrease) in Net Assets (612,343) (382,001)
Net Assets
Beginning of period .................................................................................................................
3,790,271 4,172,272
End of period .......................................................................................................................
$ 3,177,928 $ 3,790,271
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 9,246 $ 478 $ 581,088 $ 37 $ – $ 25 $ 293,360
Reinvested ........................................... 940 143 59,146 3 – 2 34,843
Redeemed ............................................
(20,412) (5,378) (995,309) (11) – (66) (476,806)
Net Increase (Decrease) ..................................
$ (10,226) $ (4,757) $ (355,075) $ 29 $ – $ (39) $ (148,603)
Shares:
Sold ................................................ 856 44 52,290 4 – 2 26,766
Reinvested ........................................... 81 12 5,077 – – – 2,991
Redeemed ............................................
(1,918) (504) (93,511) (1) – (6) (43,586)
Net Increase (Decrease) ..................................
(981) (448) (36,144) 3 – (4) (13,829)
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 23,589 $ 1,617 $ 889,501 $ 33 $ 1 $ 73 $ 178,573
Reinvested ........................................... 2,486 359 74,020 3 – 3 46,729
Redeemed ............................................
(74,540) (8,139) (995,483) – (4) (12) (358,198)
Net Increase (Decrease) ..................................
$ (48,465) $ (6,163) $ (31,962) $ 36 $ (3) $ 64 $ (132,896)
Shares:
Sold ................................................ 2,109 150 79,524 3 – 7 15,969
Reinvested ........................................... 241 35 7,172 – – – 4,528
Redeemed ............................................
(6,622) (745) (89,030) – – (1) (32,081)
Net Increase (Decrease) ..................................
(4,272) (560) (2,334) 3 – 6 (11,584)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Total Dividends and Distributions
$ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
28
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 6,243 $ 5,775
Net realized gain (loss) on investments and foreign currencies .................................................................... 46,455 23,950
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
6,587 (13,123)
Net Increase (Decrease) in Net Assets Resulting from Operations 59,285 16,602
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (29,654) (35,525)
Total Dividends and Distributions (29,654) (35,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
129,393 40,409
Total Increase (Decrease) in Net Assets 159,024 21,486
Net Assets
Beginning of period .................................................................................................................
693,936 672,450
End of period .......................................................................................................................
$ 852,960 $ 693,936
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 9,975 $ 66,971 $ 133,178
Reinvested .................................................................................. 364 1,564 27,287
Redeemed ...................................................................................
(3,584) (29,934) (76,428)
Net Increase (Decrease) .........................................................................
$ 6,755 $ 38,601 $ 84,037
Shares:
Sold ....................................................................................... 699 5,413 9,273
Reinvested .................................................................................. 24 101 1,759
Redeemed ...................................................................................
(261) (2,354) (5,303)
Net Increase (Decrease) .........................................................................
462 3,160 5,729
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 5,716 $ 28,623 $ 59,856
Reinvested .................................................................................. – 838 34,677
Redeemed ...................................................................................
(231) (9,696) (79,374)
Net Increase (Decrease) .........................................................................
$ 5,485 $ 19,765 $ 15,159
Shares:
Sold ....................................................................................... 404 2,041 4,222
Reinvested .................................................................................. – 70 2,882
Redeemed ...................................................................................
(16) (693) (5,670)
Net Increase (Decrease) .........................................................................
388 1,418 1,434
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (364) $ (1,569) $ (27,721)
Total Dividends and Distributions
$ (364) $ (1,569) $ (27,721)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ – $ (848) $ (34,677)
Total Dividends and Distributions
$ – $ (848) $ (34,677)
(a)
Period from December 31, 2018, date operations commenced, through August 31, 2019 for Class A shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
29
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 19,216 $ 43,879
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... (21,381) 18,329
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , short sales , swap agreements and translation of assets & liabilities in foreign currencies .........................................
20,941 (35,874)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,776 26,334
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (133,695)
From tax return of capital ...........................................................................................................
– (6,481)
Total Dividends and Distributions – (140,176)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(556,309) (1,182,738)
Total Increase (Decrease) in Net Assets (537,533) (1,296,580)
Net Assets
Beginning of period .................................................................................................................
1,338,956 2,635,536
End of period .......................................................................................................................
$ 801,423 $ 1,338,956
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 6,523 $ 828 $ 341,435 $ 32,821
Redeemed .........................................................................
(21,346) (11,049) (218,027) (687,494)
Net Increase (Decrease) ...............................................................
$ (14,823) $ (10,221) $ 123,408 $ (654,673)
Shares:
Sold ............................................................................. 615 81 31,837 3,070
Redeemed .........................................................................
(2,005) (1,084) (20,773) (64,199)
Net Increase (Decrease) ...............................................................
(1,390) (1,003) 11,064 (61,129)
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 7,989 $ 1,840 $ 218,661 $ 144,584
Reinvested ........................................................................ 2,674 1,564 30,856 76,963
Redeemed .........................................................................
(30,774) (16,484) (514,828) (1,105,783)
Net Increase (Decrease) ...............................................................
$ (20,111) $ (13,080) $ (265,311) $ (884,236)
Shares:
Sold ............................................................................. 765 184 20,784 13,702
Reinvested ........................................................................ 263 159 3,002 7,494
Redeemed .........................................................................
(2,925) (1,611) (48,573) (103,991)
Net Increase (Decrease) ...............................................................
(1,897) (1,268) (24,787) (82,795)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (2,794) $ (1,679) $ (35,416) $ (93,806)
From tax return of capital .............................................................. (150) (104) (1,732) (4,495)
Total Dividends and Distributions
$ (2,944) $ (1,783) $ (37,148) $ (98,301)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
30
See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,204 $ 11,883
Net realized gain (loss) on investments and foreign currencies .................................................................... (28,099) (12,951)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
66,359 (71,249)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,464 (72,317)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (27,587) (68,970)
Total Dividends and Distributions (27,587) (68,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
129,849 36,815
Total Increase (Decrease) in Net Assets 148,726 (104,472)
Net Assets
Beginning of period .................................................................................................................
895,537 1,000,009
End of period .......................................................................................................................
$ 1,044,263 $ 895,537
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 1,253 $ 53,224 $ 200,386
Reinvested .................................................................................. 119 1,106 26,362
Redeemed ...................................................................................
(1,499) (22,071) (129,031)
Net Increase (Decrease) .........................................................................
$ (127) $ 32,259 $ 97,717
Shares:
Sold ....................................................................................... 137 5,628 18,791
Reinvested .................................................................................. 10 97 2,306
Redeemed ...................................................................................
(150) (2,238) (12,064)
Net Increase (Decrease) .........................................................................
(3) 3,487 9,033
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 1,204 $ 29,069 $ 119,409
Reinvested .................................................................................. 345 1,694 66,930
Redeemed ...................................................................................
(1,244) (11,622) (168,970)
Net Increase (Decrease) .........................................................................
$ 305 $ 19,141 $ 17,369
Shares:
Sold ....................................................................................... 114 2,786 11,482
Reinvested .................................................................................. 38 183 7,182
Redeemed ...................................................................................
(120) (1,110) (15,927)
Net Increase (Decrease) .........................................................................
32 1,859 2,737
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (119) $ (1,106) $ (26,362)
Total Dividends and Distributions
$ (119) $ (1,106) $ (26,362)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (346) $ (1,694) $ (66,930)
Total Dividends and Distributions
$ (346) $ (1,694) $ (66,930)

Statement of Changes in Net Assets
Principal Funds, Inc.
31
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,804 $ 4,766
Net realized gain (loss) on investments ............................................................................................. (1,272) 988
Net change in unrealized appreciation/depreciation of investments ................................................................
(3,908) 6,188
Net Increase (Decrease) in Net Assets Resulting from Operations (376) 11,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,773) (4,560)
Total Dividends and Distributions (4,773) (4,560)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,185 19,255
Total Increase (Decrease) in Net Assets (2,964) 26,637
Net Assets
Beginning of period .................................................................................................................
135,888 109,251
End of period .......................................................................................................................
$ 132,924 $ 135,888
Class A Class C Institutional
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 18,916 N/A $ 26,901
Reinvested .................................................................................. 1,699 N/A 3,025
Redeemed ...................................................................................
(21,795) N/A (26,561)
Net Increase (Decrease) .........................................................................
$ (1,180) N/A $ 3,365
Shares:
Sold ....................................................................................... 1,732 N/A 2,476
Reinvested .................................................................................. 156 N/A 278
Redeemed ...................................................................................
(2,060) N/A (2,528)
Net Increase (Decrease) .........................................................................
(172) N/A 226
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 24,545 $ 883 $ 37,477
Reinvested .................................................................................. 1,776 75 2,655
Redeemed ...................................................................................
(22,216) (8,001) (17,939)
Net Increase (Decrease) .........................................................................
$ 4,105 $ (7,043) $ 22,193
Shares:
Sold ....................................................................................... 2,304 85 3,501
Reinvested .................................................................................. 165 7 247
Redeemed ...................................................................................
(2,096) (764) (1,686)
Net Increase (Decrease) .........................................................................
373 (672) 2,062
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (1,736) N/A $ (3,037)
Total Dividends and Distributions
$ (1,736) N/A $ (3,037)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ (1,815) $ (86) $ (2,659)
Total Dividends and Distributions
$ (1,815) $ (86) $ (2,659)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
32
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 18,784 $ 16,401
Net realized gain (loss) on investments and foreign currencies .................................................................... 40,345 (10,377)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
183,179 (29,387)
Net Increase (Decrease) in Net Assets Resulting from Operations 242,308 (23,363)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,257) (8,633)
Total Dividends and Distributions (21,257) (8,633)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
540,595 488,958
Total Increase (Decrease) in Net Assets 761,646 456,962
Net Assets
Beginning of period .................................................................................................................
1,096,224 639,262
End of period .......................................................................................................................
$ 1,857,870 $ 1,096,224
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 5,736 $ 14,587 $ 661,748
Reinvested .................................................................................. 34 268 20,953
Redeemed ...................................................................................
(4,644) (3,310) (154,777)
Net Increase (Decrease) .........................................................................
$ 1,126 $ 11,545 $ 527,924
Shares:
Sold ....................................................................................... 523 1,335 58,724
Reinvested .................................................................................. 3 23 1,813
Redeemed ...................................................................................
(433) (301) (13,852)
Net Increase (Decrease) .........................................................................
93 1,057 46,685
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 2,340 $ 3,112 $ 633,844
Reinvested .................................................................................. 23 163 8,447
Redeemed ...................................................................................
(3,889) (2,846) (152,236)
Net Increase (Decrease) .........................................................................
$ (1,526) $ 429 $ 490,055
Shares:
Sold ....................................................................................... 218 302 61,048
Reinvested .................................................................................. 2 18 913
Redeemed ...................................................................................
(378) (279) (14,468)
Net Increase (Decrease) .........................................................................
(158) 41 47,493
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (23) $ (163) $ (8,447)
Total Dividends and Distributions
$ (23) $ (163) $ (8,447)

Statement of Changes in Net Assets
Principal Funds, Inc.
33
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 26,964 $ 49,488
Net realized gain (loss) on investments and foreign currencies .................................................................... (234,454) 28,853
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(65,838) (315,957)
Net Increase (Decrease) in Net Assets Resulting from Operations (273,328) (237,616)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (54,509) (339,924)
Total Dividends and Distributions (54,509) (339,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(246,413) (102,705)
Total Increase (Decrease) in Net Assets (574,250) (680,245)
Net Assets
Beginning of period .................................................................................................................
2,166,532 2,846,777
End of period .......................................................................................................................
$ 1,592,282 $ 2,166,532
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 24,533 $ 5,431 $ 408,894 $ 4,595
Reinvested ........................................................................ 3,179 1,809 46,420 243
Redeemed .........................................................................
(49,634) (36,833) (651,935) (3,115)
Net Increase (Decrease) ...............................................................
$ (21,922) $ (29,593) $ (196,621) $ 1,723
Shares:
Sold ............................................................................. 1,879 414 32,943 364
Reinvested ........................................................................ 236 131 3,472 18
Redeemed .........................................................................
(3,991) (3,012) (53,606) (232)
Net Increase (Decrease) ...............................................................
(1,876) (2,467) (17,191) 150
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 24,473 $ 4,750 $ 537,749 $ 3,442
Reinvested ........................................................................ 23,194 18,221 278,193 1,262
Redeemed .........................................................................
(72,982) (40,777) (878,313) (1,917)
Net Increase (Decrease) ...............................................................
$ (25,315) $ (17,806) $ (62,371) $ 2,787
Shares:
Sold ............................................................................. 1,718 342 37,161 216
Reinvested ........................................................................ 1,793 1,433 21,335 97
Redeemed .........................................................................
(4,985) (2,893) (60,592) (134)
Net Increase (Decrease) ...............................................................
(1,474) (1,118) (2,096) 179
Dividends and Distributions to Shareholders:
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ (3,378) $ (1,955) $ (48,933) $ (243)
Total Dividends and Distributions
$ (3,378) $ (1,955) $ (48,933) $ (243)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (24,423) $ (19,618) $ (294,621) $ (1,262)
Total Dividends and Distributions
$ (24,423) $ (19,618) $ (294,621) $ (1,262)

Statement of Changes in Net Assets
Principal Funds, Inc.
34
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 274,568 $ 271,781
Net realized gain (loss) on investments, futures and options and swaptions ....................................................... (58,865) 6,927
Net change in unrealized appreciation/depreciation of investments, futures and options and swaptions ..........................
119,640 119,944
Net Increase (Decrease) in Net Assets Resulting from Operations 335,343 398,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (294,361) (280,911)
From tax return of capital ...........................................................................................................
(404) –
Total Dividends and Distributions (294,765) (280,911)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,725,510 (16,517)
Total Increase (Decrease) in Net Assets 1,766,088 101,224
Net Assets
Beginning of period .................................................................................................................
5,759,242 5,658,018
End of period .......................................................................................................................
$ 7,525,330 $ 5,759,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ................... $ 347,464 $ 66,453 $ 8,581 $ 2,770,700 $ 300 $ 603 $ 426 $ 166 $ 1,576 $ 759,895
Reinvested .............. 29,399 12,743 1,992 145,879 21 40 82 47 154 27,727
Redeemed ...............
(268,600) (180,666) (13,241) (1,796,262) (742) (558) (1,203) (574) (1,350) (185,542)
Net Increase (Decrease) .....
$ 108,263 $ (101,470) $ (2,668) $ 1,120,317 $ (421) $ 85 $ (695) $ (361) $ 380 $ 602,080
Shares:
Sold ................... 34,368 6,543 864 280,348 29 60 42 17 158 75,629
Reinvested .............. 2,905 1,260 203 14,521 2 4 8 5 16 2,761
Redeemed ...............
(26,508) (17,952) (1,378) (182,431) (72) (59) (126) (58) (142) (19,155)
Net Increase (Decrease) .....
10,765 (10,149) (311) 112,438 (41) 5 (76) (36) 32 59,235
Year Ended August 31, 2019
Dollars:
Sold ................... $ 312,376 $ 54,286 $ 5,965 $ 1,551,771 $ 146 $ 227 $ 1,045 $ 1,005 $ 1,250 $ 220,416
Reinvested .............. 28,123 19,068 2,182 128,732 46 46 119 64 138 28,982
Redeemed ...............
(278,909) (245,106) (8,847) (1,470,234) (177) (577) (1,440) (982) (1,254) (364,978)
Net Increase (Decrease) .....
$ 61,590 $ (171,752) $ (700) $ 210,269 $ 15 $ (304) $ (276) $ 87 $ 134 $ (115,580)
Shares:
Sold ................... 31,239 5,467 610 157,894 15 23 107 103 125 22,518
Reinvested .............. 2,839 1,935 227 13,084 5 5 12 6 14 2,952
Redeemed ...............
(28,125) (24,628) (919) (150,781) (18) (59) (146) (101) (129) (37,539)
Net Increase (Decrease) .....
5,953 (17,226) (82) 20,197 2 (31) (27) 8 10 (12,069)
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2020
From net investment income and
net realized gain on investments $ (34,841) $ (15,830) $ (2,015) $ (191,108) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,194)
From tax return of capital .... (47) (20) (3) (265) – – – – – (69)
Total Dividends and
Distributions
$ (34,888) $ (15,850) $ (2,018) $ (191,373) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,263)
Year Ended August 31, 2019
From net investment income and
net realized gain on investments $ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Total Dividends and
Distributions
$ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)

Statement of Cash Flows
Principal Funds, Inc.
Year Ended August 31, 2020
35
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 18,776
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (5,528,897)
Proceeds from sale of investment securities ........................................................................ 6,322,364
Net sales or (purchases) of short term securities ..................................................................... 209,717
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. 1,489
Proceeds from ( p ayments on) short sales transactions, net .............................................................. (265,130)
Net accretion of bond discounts and amortization of premiums .......................................................... 663
Proceeds from (payments on) OTC swaps, net ...................................................................... 5,146
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... (1,462)
Change in unrealized ap preciation on investments .................................................................... (48,799)
Change in unrealized ap preciation on OTC swaps .................................................................... (630)
Change in unrealized depreciation on options and swaptions ............................................................ (875)
Change in unrealized appreciation on shorts ........................................................................ 14,366
Net realized gain (loss) from investments .......................................................................... 7,466
Net realized gain (loss) from OTC swaps .......................................................................... (1,872)
Net realized gain (loss) from options and swaptions .................................................................. (1,420)
Net realized gain (loss) from shorts .............................................................................. 14,737
(Increase) decrease in dividends and interest receivable ............................................................... 6,312
(Increase) decrease in fund shares sold ........................................................................... 93
(Increase) decrease in deposits with counterparty .................................................................... 83,513
(Increase) decrease in investment securities sold .................................................................... 235,699
(Increase) decrease in variation margin on futures, net ................................................................ 70
(Increase) decrease in variation margin on swaps, net ................................................................. (271)
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (930)
Increase (decrease) in dividends and interest on securities sold short ...................................................... (1,793)
Increase (decrease) in fund shares redeemed ........................................................................ (2,261)
Increase (decrease) in deposits from counterparty .................................................................... (988)
Increase (decrease) in investment securities purchased ................................................................ (281,275)
Increase (decrease) in foreign currency contracts, net ................................................................. 6,292
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... (1)
Net cash provided by operating activities 790,099
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... (241,421)
Proceeds from shares sold ..................................................................................... 381,607
Payment on shares redeemed ................................................................................... (937,916)
Net cash used in financing activities (797,730)
Net increase (decrease) in cash and foreign currency .................................................................. (7,631)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 11,163
End of period ..............................................................................................
$ 3,532
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 5,198

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
36
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified Real
Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin
Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3,
R-4, R-5, and R-6. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of Edge MidCap Fund was made by Principal Global
Investors, LLC (the “Manager”).
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Opportunistic Municipal Fund.
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds. The shares of the other series of Principal Funds, Inc. are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds, are referred to as the “Underlying Funds”. Investments in the Underlying Funds are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
37
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August
31, 2020:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different
Diversified Real Asset Fund
Euro 7 .4%
Global Multi-Strategy Fund
Euro 5 .3%
International Small Company Fund
Japanese Yen 24 .2%
Euro 23 .7
British Pound Sterling 15 .6
Canadian Dollar 9 .9
Australian Dollar 5 .8
Origin Emerging Markets Fund
Hong Kong Dollar 24 .7%
New Taiwan Dollar 13 .8
Indian Rupee 6 .2
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
38
proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate
Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2020, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At August 31, 2020,
Origin Emerging Markets Fund had a deferred tax liability of $1,603,000 relating to foreign securities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
39
transactions and balances have been eliminated in consolidation. At August 31, 2020, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2020, the Funds have adopted the ASU.
In March 2017, the FASB issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of September 1,
2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings on the Facility as of August 31, 2020 .
During the year ended August 31, 2020, Funds lending to the Facility were as follows (amounts in thousands):
Net Assets
Percent of Consolidated Fund’s
Net Assets
DRA Cayman Corporation $308,469 9.71%
GMS Cayman Corporation 6,191 0.77
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 9 0.88%
Diversified Real Asset Fund 191 2.14
Edge MidCap Fund 182 2.08
Global Multi-Strategy Fund 205 1.55
International Small Company Fund 80 2.42
Origin Emerging Markets Fund 73 1.30
Small- MidCap Dividend Income Fund 80 1.70
Spectrum Preferred and Capital Securities Income Fund 783 2.13
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
40
During the year ended August 31, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds, with the exception of Diversified Real Asset Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively.
Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%.
Additionally, a commitment fee is charged at an annual rate of .20% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of August 31, 2020.
During the year ended August 31, 2020 , Funds borrowing against the line of credit were as follows (amounts in thousands):
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Contingent convertible securities (“ CoCos ”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 1,321 1.46%
Diversified Real Asset Fund 566 2.13
International Small Company Fund 48 0.86
Opportunistic Municipal Fund 47 1.73
Origin Emerging Markets Fund 8 0.65
Small- MidCap Dividend Income Fund 7 1.00
Spectrum Preferred and Capital Securities Income Fund 5,204 1.25
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Global Multi-Strategy Fund $ 60 3.02%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
41
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ 3 $ (83) $ (80)
$ 3 $ (83) $ (80) $ — $ (80)
Bank of America NA
Foreign Currency Contracts 333 (23) 310
Total Return Swaps ** 992 — 992
$ 1,325 $ (23) $ 1,302 $ — $ 1,302
Barclays Bank PLC
Purchased Capped Options 206 — 206
Purchased Interest Rate Swaptions 1,786 — 1,786
Written Capped Options — (118) (118)
Written Interest Rate Swaptions — (2,004) (2,004)
$ 1,992 $ (2,122) $ (130) $ — $ (130)
BNP Paribas
Foreign Currency Contracts 22 (79) (57)
$ 22 $ (79) $ (57) $ — $ (57)
Citigroup Inc
Foreign Currency Contracts 10 (99) (89)
Purchased Options 27 — 27
$ 37 $ (99) $ (62) $ — $ (62)
Deutsche Bank AG
Purchased Interest Rate Swaptions 287 — 287
Written Interest Rate Swaptions — (723) (723)
$ 287 $ (723) $ (436) $ — $ (436)
Goldman Sachs & Co
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
HSBC Securities Inc
Foreign Currency Contracts — (6) (6)
$ — $ (6) $ (6) $ — $ (6)
JPMorgan Chase
Foreign Currency Contracts 15 (19) (4)
Purchased Interest Rate Swaptions 280 — 280
Written Interest Rate Swaptions — (132) (132)
$ 295 $ (151) $ 144
$ (140) ^
$ 4
M3 Capital Partners
Total Return Swaps ** 1,492 (49) 1,443
$ 1,492 $ (49) $ 1,443 $ — $ 1,443
Morgan Stanley & Co
Foreign Currency Contracts 10 — 10
Purchased Interest Rate Swaptions 142 — 142
Written Interest Rate Swaptions — (516) (516)
$ 152 $ (516) $ (364) $ — $ (364)
Royal Bank of Scotland
Foreign Currency Contracts — (4) (4)
$ — $ (4) $ (4) $ — $ (4)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
42
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Societe Generale
Total Return Swaps ** 446 — 446
$ 446
$ —
$ 446 $ — $ 446
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts — (202) (202)
$ — $ (202) $ (202) $ — $ (202)
UBS AG
Foreign Currency Contracts 15 (14) 1
$ 15 $ (14) $ 1 $ — $ 1
Westpac Banking Corporation
Foreign Currency Contracts 82 (61) 21
$ 82 $ (61) $ 21 $ — $ 21
Total OTC $ 6,150 $ (4,132) $ 2,018 $ (140) $ 1,878
Global Multi-Strategy Fund
Bank of America NA
Credit Default Swaps 11 — 11
Foreign Currency Contracts 6,276 (5,417) 859
Purchased Interest Rate Swaptions 128 — 128
Purchased Options 2 — 2
Total Return Swaps 7 (2) 5
Written Interest Rate Swaptions — (17) (17)
$ 6,424 $ (5,436) $ 988 $ — $ 988
Bank of New York Mellon
Credit Default Swaps 78 — 78
Foreign Currency Contracts 573 (1,514) (941)
$ 651 $ (1,514) $ (863) $ — $ (863)
Barclays Bank PLC
Credit Default Swaps 295 — 295
Foreign Currency Contracts 77 (18) 59
Interest Rate Swaps — (164) (164)
$ 372 $ (182) $ 190 $ — $ 190
BMO Capital Markets
Foreign Currency Contracts — (40) (40)
$ — $ (40) $ (40) $ — $ (40)
BNP Paribas
Foreign Currency Contracts — (222) (222)
Purchased Options 5 — 5
Written Options — (17) (17)
$ 5 $ (239) $ (234) $ — $ (234)
Citigroup Inc
Credit Default Swaps 74 — 74
Foreign Currency Contracts 1 — 1
Written Options — (18) (18)
$ 75 $ (18) $ 57 $ — $ 57
Deutsche Bank AG
Foreign Currency Contracts — (11) (11)
Purchased Options 124 — 124
Written Options — (5) (5)
$ 124 $ (16) $ 108 $ — $ 108
Goldman Sachs & Co
Credit Default Swaps 117 — 117
Equity Basket Swaps — (955) (955)
Purchased Options 189 — 189
Total Return Swaps — (13) (13)
Written Options — (65) (65)
$ 306 $ (1,033) $ (727)
$ 727 ^^
$ —
HSBC Securities Inc
Foreign Currency Contracts 75 (115) (40)
Total Return Swaps 82 — 82
$ 157 $ (115) $ 42 $ — $ 42
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
43
Financial Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
* The fund has pledged cash and securities to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended August 31, 2020, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
JPMorgan Chase
Credit Default Swaps 101 — 101
Equity Basket Swaps 886 (356) 530
Foreign Currency Contracts 22 7 (895) (66 8 )
Interest Rate Swaps — (252) (252)
Purchased Options 30 — 30
Written Options — (22) (22)
$ 1,24 4 $ (1,525) $ (2 81 )
$ 2 81 ^^
$ —
Merrill Lynch
Credit Default Swaps 9 — 9
Foreign Currency Contracts — (21) (21)
$ 9 $ (21) $ (12) $ — $ (12)
Morgan Stanley & Co
Credit Default Swaps — (97) (97)
Equity Basket Swaps 1,985 (1,173) 812
Foreign Currency Contracts 18 (105) (87)
Interest Rate Swaps 43 — 43
Purchased Options 16 — 16
$ 2,062 $ (1,375) $ 687 $ — $ 687
Standard Chartered Bank, Hong Kong
Purchased Options 30 — 30
Foreign Currency Contracts — (43) (43)
Written Options — (5) (5)
$ 30 $ (48) $ (18) $ — $ (18)
State Street Financial Global Markets
Foreign Currency Contracts 5 8 (58) —
$ 5 8 $ (58) $ — $ — $ —
Toronto Dominion Bank
Foreign Currency Contracts 35 (35) —
$ 35 $ (35) $ — $ — $ —
UBS AG
Equity Basket Swaps 621 (246) 375
$ 621 $ (246) $ 375 $ — $ 375
Total OTC $ 12,173 $ (11,901) $ 272 $ 1,280
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.
**
Contains derivatives owned by the Cayman subsidiary.
^
The counterparty has pledged cash to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^
The fund has pledged cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Merrill Lynch $ 277,661 $ (412,677) $ (135,016) $ 135,016* $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
44
As of August 31, 2020, deposits with counterparty were as follows (amounts in thousands):
,
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end , the
“floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued" as of  August 31, 2020  was $6,023,000. The average outstanding balance for the liability during the year ended  August 31, 2020 was $5,420,000 at a weighted average annual interest rate of 1.73%. The notes issued by the trusts have interest rates that reset weekly, and the floating r ate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits with
Counterparty
Diversified Real Asset Fund $ — $ 3,917 $ 5,080 $ — $ 8,997
Global Multi-Strategy Fund 1,921 16,406 25,014 96,135 139,476
Spectrum Preferred and Capital Securities
Income Fund — 2,837 — — 2,837
ISDA (OTC Derivatives)
Diversified Real Asset Fund $ 170
Global Multi-Strategy Fund 220
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
45
available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital Securities
Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
46
sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. The average amount of borrowings outstanding during the year ended August 31, 2020 was $443,198,000 at a weighted average interest rate of 1.173%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of August 31, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Fund Security Type
Remaining
Contractual Tenor
Payable for Reverse
Repurchase Agreement
Global Multi-Strategy Fund Corporate Bonds Overnight and Continuous $ 3,157
U.S. Treasury and Agency Securities Overnight and Continuous 408,095
Corporate Bonds Greater than 90 Days 1,425
Gross amount of recognized liabilities for reverse repurchase agreements
$ 412,677
Market Value Collateral Value
Diversified Real Asset Fund $ 10,443 $ 11,380
International Small Company Fund 21,956 23,940
Origin Emerging Markets Fund 4,431 4,893
Spectrum Preferred and Capital Securities Income Fund 15,591 16,720
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
47
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2020, the commitments were as follows (amounts
in thousands):
Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Unfunded Loan Commitment Unrealized Gain/(Loss)
Diversified Real Asset Fund
Global Multi-Strategy Fund
$ 19,181
663
$ 1,686
(5)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
48
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
49
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally, involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds.  The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of August 31, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned
Fund
Total Percentage of
Outstanding Shares Owned
Blue Chip Fund 32.44%
Diversified Real Asset Fund 12.35
Edge MidCap Fund 85.03
International Small Company Fund 86.74
Origin Emerging Markets Fund 49.79
Spectrum Preferred and Capital Securities
Income Fund 9.81
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
50
entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2020 Liability Derivatives August 31, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 18,906
*
Payables, Total distributable earnings (accumulated loss)
$ 2,056
*
Foreign exchange contracts Receivables
$ 519
Payables
$ 590
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 10,149
*
Payables, Total distributable earnings (accumulated loss)
$ 10,038
*
Total
$ 29,574 $ 12,684
Global Multi-Strategy Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 355
*
Payables, Total distributable earnings (accumulated loss)
$ 911
*
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,698
*
Payables, Total distributable earnings (accumulated loss)
$ 97
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 5,681
*
Payables, Total distributable earnings (accumulated loss)
$ 7,160
*
Foreign exchange contracts Receivables
$ 7,888
*
Payables
$ 8,730
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 4,212
*
Payables, Total distributable earnings (accumulated loss)
$ 8,305
*
Total
$ 19,834 $ 25,203
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 383
Payables, Total distributable earnings (accumulated loss)
$ 409
*
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (25,271) $ 12,434
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, and
Options and swaptions /Net change in unrealized
appreciation/(depreciation) of Investments,
Foreign currency contracts, and Options and
swaptions .
$ (1,955) $ 281
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (3,811) $ 6,450
Total $ (31,037) $ 19,165
Global Multi-Strategy Fund
Commodity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Swap
agreements/Net change in unrealized appreciation/
(depreciation) of Investments and Futures
contracts
$ 2,017 $ (2,981)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
51
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
August 31, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (375) $ 361
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (4,618) $ (6,031)
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, Future
contracts, and Options and swaptions /Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions .
$ 946 $ (6,119)
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (27) $ 1,040
Total $ (2,057) $ (13,730)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (5,420) $ (153)
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$316,497
Futures - Short
212,614
Total Return Swaps - Receive Positive Return
209,919
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
275,514
Foreign Currency Contracts - Contracts to Deliver
309,103
Purchased Options
10,295
Written Options
5,865
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
269,293
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
337,280
Futures - Long
131,345
Futures - Short
80,583
Purchased Capped Options
45,236
Purchased Interest Rate Swaptions
128,801
Purchased Options
751
Written Capped Options
47,154
Written Interest Rate Swaptions
579,163
Written Options
405
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
52
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, OTC derivatives, senior floating rate interests, municipal bonds, reverse repurchase agreements, and U.S. Government and Government Agency Obligations.
Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
$22,520
Futures - Short
26,301
Purchased Options
3
Credit Contracts
Credit Default Swaps – Buy Protection
11,565
Credit Default Swaps – Sell Protection
5,459
Exchange Cleared Credit Default Swaps – Buy Protection
10,854
Exchange Cleared Credit Default Swaps – Sell Protection
8,461
Equity Contracts
Futures - Long
44,126
Futures - Short
57,899
Purchased Options
43
Total Return Equity Basket Swaps
69,742
Total Return Swaps - Pay Positive Return
218
Written Options
33
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
302,040
Foreign Currency Contracts - Contracts to Deliver
392,614
Futures - Long
1,244
Futures - Short
2,611
Purchased Options
74,676
Written Options
29,273
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
61,235,530
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
15,795,799
Futures - Long
415,761
Futures - Short
252,523
Interest Rate Swaps - Pay Floating Rate
12,088
Interest Rate Swaps - Receive Floating Rate
25,416
Purchased Interest Rate Swaptions
85,404
Purchased Options
3,147
Total Return Swaps - Pay Positive Return
5,287
Total Return Swaps - Receive Positive Return
5,950
Written Interest Rate Swaptions
25,908
Written Options
2,963
Spectrum Preferred and Capital
Securities Income Fund
Interest Rate Contracts Futures - Long 53,513
Futures - Short
59,852
Purchased Options
783
Written Options
1,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
53
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2020 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 7,824,838 $ — $ — $ 7,824,838
Investment Companies 11,250 — — 11,250
Total investments in securities $ 7,836,088 $ — $ — $ 7,836,088
Diversified Real Asset Fund
Bonds* — 415,289 — 415,289
Commodity Indexed Structured Notes* — 21,607 — 21,607
Common Stocks
Basic Materials 169,980 135,459 — 305,439
Communications 3,343 1,205 — 4,548
Consumer, Cyclical 8,191 8,162 33 16,386
Consumer, Non-cyclical 47,927 48,918 42 96,887
Energy 207,039 64,550 — 271,589
Financial 223,092 126,182 — 349,274
Industrial 77,628 92,079 — 169,707
Technology 621 — — 621
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
54
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Utilities $ 181,989 $ 202,723 $ — $ 384,712
Investment Companies 76,204 — — 76,204
Preferred Stocks
Industrial 111 131 — 242
Utilities 5,880 — — 5,880
Senior Floating Rate Interests* — 479,702 — 479,702
U.S. Government & Government Agency Obligations* — 565,054 — 565,054
Purchased Options 57 27 — 84
Purchased Interest Rate Swaptions — 2,495 — 2,495
Purchased Capped Options — 206 — 206
Total investments in securities $ 1,002,062 $ 2,163,789 $ 75 $ 3,165,926
Assets
Commodity Contracts
Futures** 15,976 — — 15,976
Total Return Swaps — 2,930 — 2,930
Foreign Exchange Contracts
Foreign Currency Contracts — 492 — 492
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 7,309 — 7,309
Futures** 82 — — 82
Liabilities
Commodity Contracts
Futures** (2,007) — — (2,007)
Total Return Swaps — (49) — (49)
Foreign Exchange Contracts
Foreign Currency Contracts — (590) — (590)
Interest Rate Contracts
Capped Options — (118) — (118)
Exchange Cleared Interest Rate Swaps** — (6,263) — (6,263)
Futures** (166) — — (166)
Interest Rate Swaptions — (3,375) — (3,375)
Written Options (116) — — (116)
Edge MidCap Fund
Common Stocks
Basic Materials 22,756 — — 22,756
Communications 18,596 15,780 — 34,376
Consumer, Cyclical 81,056 — — 81,056
Consumer, Non-cyclical 148,738 — — 148,738
Energy 19,371 — — 19,371
Financial 149,812 — — 149,812
Industrial 183,067 — — 183,067
Technology 137,345 — — 137,345
Utilities 50,280 — — 50,280
Investment Companies 26,003 — — 26,003
Total investments in securities $ 837,024 $ 15,780 $ — $ 852,804
Global Multi-Strategy Fund
Bonds* — 308,849 1,381 310,230
Common Stocks
Basic Materials 10,353 8,056 — 18,409
Communications 29,142 7,566 — 36,708
Consumer, Cyclical 35,503 10,688 38 46,229
Consumer, Non-cyclical 59,946 13,568 — 73,514
Diversified 196 — — 196
Energy 7,933 689 39 8,661
Financial 32,634 9, 268 424 42,3 26
Industrial 35,181 13,647 — 48,828
Technology 44,058 5,732 337 50,127
Utilities 5,174 4,499 — 9,673
Convertible Bonds* — 3,059 — 3,059
Convertible Preferred Stocks
Communications — — 137 137
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
55
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Consumer, Cyclical $ — $ — $ 86 $ 86
Consumer, Non-cyclical 658 — — 658
Energy 22 — — 22
Financial 657 — — 657
Utilities 73 — — 73
Investment Companies 98,143 — — 98,143
Preferred Stocks
Basic Materials — 118 — 118
Communications — — 3 3
Consumer, Cyclical — 179 — 179
Energy — — 2,606 2,606
Financial — — 367 367
Technology — — 129 129
Repurchase Agreements* — 277,661 — 277,661
Senior Floating Rate Interests* — 6,301 590 6 , 891
U.S. Government & Government Agency Obligations* — 450,200 — 450,200
Purchased Options 1,067 396 — 1,463
Purchased Interest Rate Swaptions — 128 — 128
Total investments in securities $ 360,740 $ 1,12 0 ,6 04 $ 6 , 137 $ 1,487, 481
Short Sales
Bonds — (5,883) — (5,883)
Common Stocks
Basic Materials (3,584) (3,764) — (7,348)
Communications (8,056) (2,234) — (10,290)
Consumer, Cyclical (14,345) (5,324) — (19,669)
Consumer, Non-cyclical (17,070) (4,677) — (21,747)
Diversified — (80) — (80)
Energy (6,887) (837) — (7,724)
Financial (14,162) (4,802) — (18,964)
Industrial (13,582) (7,591) — (21,173)
Technology (13,093) (2,439) — (15,532)
Utilities (7,596) (1,392) — (8,988)
Preferred Stocks
Consumer, Non-cyclical — (228) — (228)
Industrial — (96) — (96)
U.S. Government & Government Agency Obligations — (289,453) — (289,453)
Total Short Sales $ (98,375) $ (328,800) $ — $ (427,175)
Reverse Repurchase Agreements — (412,677) — (412,677)
Assets
Credit Contracts
Credit Default Swaps — 685 — 685
Exchange Cleared Credit Default Swaps** — 1,013 — 1,013
Commodity Contracts
Futures** 324 — — 324
Total Return Swaps — — — —
Equity Contracts
Futures** 1,264 — — 1,264
Total Return Equity Basket Swaps — 3,492 — 3,492
Foreign Exchange Contracts
Foreign Currency Contracts — 7 , 444 — 7 , 444
Futures** 48 — — 48
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 3,664 — 3,664
Futures** 177 — — 177
Interest Rate Swaps — 43 — 43
Total Return Swaps — 89 — 89
Liabilities
Credit Contracts
Credit Default Swaps — (97) — (97)
Commodity Contracts
Futures** (911) — — (911)
Equity Contracts
Futures** (3,999) — — (3,999)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
56
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Written Options $ (418) $ — $ — $ (418)
Total Return Equity Basket Swaps — (2,730) — (2,730)
Total Return Swaps — (13) — (13)
Foreign Exchange Contracts
Foreign Currency Contracts — ( 8 , 598 ) — ( 8 , 598 )
Written Options — (132) — (132)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (7,424) — (7,424)
Futures** (417) — — (417)
Interest Rate Swaps — (416) — (416)
Interest Rate Swaptions — (17) — (17)
Total Return Swaps — (2) — (2)
Written Options (29) — — (29)
International Small Company Fund
Common Stocks
Basic Materials 28,621 58,071 — 86,692
Communications — 54,302 — 54,302
Consumer, Cyclical 5,269 149,719 — 154,988
Consumer, Non-cyclical 13,055 146,182 — 159,237
Energy 11,105 22,617 — 33,722
Financial 12,282 208,080 — 220,362
Industrial 13,942 175,787 — 189,729
Technology 18,401 81,145 — 99,546
Utilities 13,679 17,586 — 31,265
Investment Companies 34,884 — — 34,884
Total investments in securities $ 151,238 $ 913,489 $ — $ 1,064,727
Opportunistic Municipal Fund
Investment Companies 49 — — 49
Municipal Bonds* — 137,819 — 137,819
Total investments in securities $ 49 $ 137,819 $ — $ 137,868
Origin Emerging Markets Fund
Common Stocks
Basic Materials 13,620 53,512 — 67,132
Communications 183,053 208,745 — 391,798
Consumer, Cyclical 11,680 71,662 — 83,342
Consumer, Non-cyclical 43,318 125,980 — 169,298
Energy — 48,778 — 48,778
Financial 48,308 211,170 — 259,478
Industrial — 273,145 — 273,145
Technology 178,729 234,173 — 412,902
Utilities — 45,091 — 45,091
Investment Companies 82,378 — — 82,378
Preferred Stocks 27,997 — — 27,997
Total investments in securities $ 589,083 $ 1,272,256 $ — $ 1,861,339
Small- MidCap Dividend Income Fund
Common Stocks* 1,574,561 — — 1,574,561
Investment Companies 15,508 — — 15,508
Total investments in securities $ 1,590,069 $ — $ — $ 1,590,069
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 6,052,583 — 6,052,583
Convertible Preferred Stocks
Financial 91,167 — — 91,167
Industrial — 24,890 — 24,890
Investment Companies 296,207 — — 296,207
Preferred Stocks
Communications 104,426 — — 104,426
Consumer, Non-cyclical — 22,833 — 22,833
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
57
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Energy $ 50 $ — $ — $ 50
Financial 490,421 6,509 — 496,930
Government 7,664 59,780 — 67,444
Utilities 177,300 2,190 — 179,490
U.S. Government & Government Agency Obligations* — 169,579 — 169,579
Purchased Options 383 — — 383
Total investments in securities $ 1,167,618 $ 6,338,364 $ — $ 7,505,982
Liabilities
Interest Rate Contracts
Futures** (159) — — (159)
Written Options (250) — — (250)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund (Effective December 31, 2019) .70% .68% .66% .65%
Edge MidCap Fund (Prior to December 31, 2019) .75 .73 .71 .70
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund (Effective December 31, 2019) 1.05 1.03 1.01 1.00
Origin Emerging Markets Fund (Prior to December 31, 2019) 1.20 1.18 1.16 1.15
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund (Effective December 31, 2019) .65% .63% .61% .60% .59% .58%
Blue Chip Fund (Prior to December 31, 2019) .70 .68 .66 .65 .64 .63
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small- MidCap Dividend Income Fund (Effective December 31, 2019) .79 .77 .75 .74 .73 .72
Small- MidCap Dividend Income Fund (Prior to December 31, 2019) .80 .78 .76 .75 .74 .73
Spectrum Preferred and Capital Securities Income Fund .75 .73 .71 .70 .69 .68
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
58
the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
# Prior to December 31, 2019, the contractual limit was 1.13%, 1.88%, and .86% for Class A, Class C, and Institutional, respectively.
^ Prior to April 1, 2020, the contractual limit was 1.22%, 1.97%, and .85% for Class A, Class C, and Institutional, respectively.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
#Prior to December 31, 2019, the contractual limit was .10%.
^Prior to April 1, 2020, the contractual limit was .03%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may
Period from September 1, 2019 through August 31, 2020
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2020
Diversified Real Asset Fund
1.20%^ 1.95%^ .83^ December 30 , 2021
Edge MidCap Fund
1.10 N/A .77 December 30, 2020
Global Multi-Strategy Fund
N/A 2.75 1.63 December 30, 2020
International Small Company Fund
1.60 N/A 1.20 December 30, 2020
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2020
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2020
Small-MidCap Dividend Income Fund
1.12# 1.87# .85# December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2020
Period from September 1, 2019 through August 31, 2020
R-6 Expiration
Blue Chip Fund .01% December 30, 2020
Diversified Real Asset Fund .02 December 30, 2020
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2020
International Small Company Fund .04 December 30, 2020
Origin Emerging Markets Fund .04 December 30, 2020
Small- MidCap Dividend Income Fund .02 December 30, 2020
Spectrum Preferred and Capital Securities Income
Fund
.02 December 30, 2020
Period from September 1, 2019 through August 31, 2020
Expiration
Blue Chip Fund .050%# December 30, 2020
Diversified Real Asset Fund .050^ December 30, 2021
Edge MidCap Fund .050# December 30, 2020
Global Multi-Strategy Fund .040 December 30, 2020
Opportunistic Municipal Fund .060 December 30, 2020
Origin Emerging Markets Fund .150 December 30, 2019
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
59
be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and
Spectrum Preferred and Capital Securities Income Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, International Small Company
Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the
Distributor for the year ended August 31, 2020, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At August 31, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $156,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2020 .
Class A Class C Class J
Blue Chip Fund $ 940 $ 41 $ 9
Diversified Real Asset Fund 6 1 N/A
Edge MidCap Fund 35 N/A N/A
Global Multi-Strategy Fund 2 — N/A
International Small Company Fund 5 N/A N/A
Opportunistic Municipal Fund 13 N/A N/A
Origin Emerging Markets Fund 6 N/A N/A
Small- MidCap Dividend Income Fund 43 3 N/A
Spectrum Preferred and Capital Securities Income Fund 244 39 1
Institutional R-4 R-5 R-6
Blue Chip Fund 517 – – 32,086
Diversified Real Asset Fund 100 1 1 15,420
Edge MidCap Fund 92 N/A N/A —
Global Multi-Strategy Fund 46 N/A N/A 1,278
International Small Company Fund 175 N/A N/A 596
Opportunistic Municipal Fund 70 N/A N/A N/A
Origin Emerging Markets Fund 58 N/A N/A 74,072
Small- MidCap Dividend Income Fund 74 N/A N/A 505
Spectrum Preferred and Capital Securities
Income Fund – – – 4,701
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
60
6. Investment Transactions
For the year ended August 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Blue Chip Fund had in-kind redemptions during the year ended August 31, 2020. The in-kind redemptions resulted in distributions of securities with a value of $161,339,000 and realized gains of $81,315,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2020 and August 31,
2019 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 3,014,704 $ 1,649,276 $ — $ —
Diversified Real Asset Fund 2,224,849 2,538,095 — —
Edge MidCap Fund 292,649 192,317 — —
Global Multi-Strategy Fund 1,780,628 2,293,758 733,323 603,525
International Small Company Fund 512,479 393,716 — —
Opportunistic Municipal Fund 107,487 104,190 — —
Origin Emerging Markets Fund 1,431,038 933,180 — —
Small- MidCap Dividend Income Fund 547,066 794,246 — —
Spectrum Preferred and Capital Securities
Income Fund 2,516,648 1,053,945 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Diversified Real Asset Fund $ 636,649 $ 631,592 $ — $ —
Global Multi-Strategy Fund 3,725,583 4,004,606 2,518,875 2,383,672
Spectrum Preferred and Capital Securities
Income Fund 223,431 53,809 — —
Ordinary Income Tax-Exempt Income^ Long-Term Capital Gain* Return of Capital
2020 2019 2020 2019 2020 2019 2020 2019
Blue Chip Fund $ 35,653 $ 344 $ — $ — $ 183,262 $ 218,577 $ — $ —
Diversified Real Asset Fund 96,919 126,294 — — — — — —
Edge MidCap Fund 7,567 9,632 — — 22,087 25,893 — —
Global Multi-Strategy Fund — 94,178 — — — 39,517 — 6,481
International Small Company Fund 27,587 24,796 — — — 44,174 — —
Opportunistic Municipal Fund 7 4 4,766 4,556 — — — —
Origin Emerging Markets Fund 21,257 8,633 — — — — — —
Small- MidCap Dividend Income Fund 39,231 72,210 — — 15,278 267,714 — —
Spectrum Preferred and Capital
Securities Income Fund 294,361 280,911 — — — — 404 —

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
61
Distributable Earnings. As of August 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, foreign capital gain taxes, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2020, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of Augus t 31, 2020, the Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 16,859 $ — $ 180,691 $ — $ 2,960,438 $ — $ 3,157,988
Diversified Real Asset Fund 3,859 — — (211,409) (20,486) (822) (228,858)
Edge MidCap Fund 10,154 — 34,843 — 97,217 — 142,214
Global Multi-Strategy Fund 9,764 — — (18,879) 5,104 (5,156) (9,167)
International Small Company Fund 3,190 — — (48,656) 93,800 — 48,334
Opportunistic Municipal Fund — 124 — (2,121) 4,329 (76) 2,256
Origin Emerging Markets Fund 12,750 — — (63,076) 246,455 (44) 196,085
Small- MidCap Dividend Income Fund 2,786 — — (257,934) 52,956 — (202,192)
Spectrum Preferred and Capital Securities
Income Fund — — — (79,870) 353,523 56,882 330,535
Short-Term Long-Term Total
Diversified Real Asset Fund $ 173,672 $ 37,737 $ 211,409
Global Multi-Strategy Fund — 18,879 18,879
International Small Company Fund 38,774 9,882 48,656
Opportunistic Municipal Fund 1,812 309 2,121
Origin Emerging Markets Fund 63,076 — 63,076
Spectrum Preferred and Capital
Securities Income Fund 9,542 70,328 79,870
Utilized
Origin Emerging Markets Fund $ 44,424
Post October
Capital Loss
Small- MidCap Dividend Income Fund $ 257,934
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (32,705) $ 32,705
Diversified Real Asset Fund 19,989 (19,989)
Edge MidCap Fund (3,194) 3,194
Global Multi-Strategy Fund (1,580) 1,580
Small- MidCap Dividend Income Fund (12,395) 12,395
Spectrum Preferred and Capital Securities Income Fund 404 (404)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
62
Federal Income Tax Basis. As of August 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of Class
R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class R-2 shares will automatically convert into Class
R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no other items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 2,993,477 $ (33,039) $ 2,960,438 $ 4,875,650
Diversified Real Asset Fund 260,658 (332,488) (71,830) 3,263,308
Edge MidCap Fund 164,618 (67,402) 97,216 755,588
Global Multi-Strategy Fund 110,847 (104,298) 6,549 1,048,799
International Small Company Fund 160,022 (66,317) 93,705 971,022
Opportunistic Municipal Fund
*
6,648 (2,332) 4,316 127,51 6
Origin Emerging Markets Fund 315,578 (69,035) 246,543 1,614,796
Small- MidCap Dividend Income Fund 253,480 (200,524) 52,956 1,537,113
Spectrum Preferred and Capital Securities Income Fund 414,923 (61,400) 353,523 7,152,050
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2020
See accompanying notes.
63
INVESTMENT COMPANIES - 0.14% Shares Held Value (000's)
Money Market Funds - 0.14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,249,970 $ 11,250
TOTAL INVESTMENT COMPANIES $ 11,250
COMMON STOCKS - 99.84% Shares Held Value (000's)
Aerospace & Defense - 4.39%
TransDigm Group Inc 689,078 $ 344,311
Biotechnology - 0.82%
Illumina Inc
(b)
179,952 64,282
Chemicals - 2.78%
Ecolab Inc 118,325 23,319
Linde PLC 657,614 164,233
Sherwin-Williams Co/The 45,067 30,242
$ 217,794
Commercial Services - 8.85%
CoStar Group Inc
(b)
95,679 81,193
Moody's Corp 309,806 91,281
PayPal Holdings Inc
(b)
1,964,626 401,059
S&P Global Inc 326,825 119,755
$ 693,288
Diversified Financial Services - 11.02%
Charles Schwab Corp/The 2,663,373 94,630
Credit Acceptance Corp
(b)
93,970 36,348
Mastercard Inc 1,070,280 383,363
Visa Inc 1,648,379 349,440
$ 863,781
Electronics - 1.32%
Roper Technologies Inc 241,377 103,114
Healthcare - Products - 3.01%
Danaher Corp 856,045 176,748
IDEXX Laboratories Inc
(b)
151,601 59,285
$ 236,033
Insurance - 5.84%
Aon PLC 416,836 83,363
Berkshire Hathaway Inc - Class B
(b)
1,173,578 255,887
Markel Corp
(b)
52,749 57,329
Progressive Corp/The 640,876 60,909
$ 457,488
Internet - 22.45%
Alphabet Inc - A Shares
(b)
49,989 81,458
Alphabet Inc - C Shares
(b)
309,860 506,367
Amazon.com Inc
(b)
228,086 787,116
Facebook Inc
(b)
994,628 291,625
Netflix Inc
(b)
175,640 93,012
$ 1,759,578
Lodging - 1.70%
Hilton Worldwide Holdings Inc 1,472,119 133,021
Media - 3.99%
Charter Communications Inc
(b)
508,349 312,945
Private Equity - 5.18%
Brookfield Asset Management Inc 10,895,560 367,616
KKR & Co Inc 1,064,829 38,142
$ 405,758
REITs - 3.57%
American Tower Corp 1,121,921 279,527
Retail - 3.78%
CarMax Inc
(b)
592,015 63,304
Costco Wholesale Corp 175,718 61,090
O'Reilly Automotive Inc
(b)
111,568 51,950
Starbucks Corp 1,424,496 120,327
$ 296,671
Semiconductors - 1.70%
NVIDIA Corp 249,065 133,245
Software - 19.44%
Adobe Inc
(b)
735,993 377,852
Autodesk Inc
(b)
440,749 108,292
Intuit Inc 1,027,167 354,773
Microsoft Corp 1,646,420 371,317
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
salesforce.com Inc
(b)
1,143,473 $ 311,768
$ 1,524,002
TOTAL COMMON STOCKS $ 7,824,838
Total Investments $ 7,836,088
Other Assets and Liabilities -  0.02% 1,466
TOTAL NET ASSETS - 100.00% $ 7,837,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Communications 26.44%
Financial 25.61%
Technology 21.14%
Consumer, Non-cyclical 12.68%
Industrial 5.71%
Consumer, Cyclical 5.48%
Basic Materials 2.78%
Money Market Funds 0.14%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2020
See accompanying notes.
64
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,510 $ 1,266,195 $ 1,269,455 $ 11,250
$ 14,510 $ 1,266,195 $ 1,269,455 $ 11,250
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 116 $ — $ — $ —
$ 116 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
65
INVESTMENT COMPANIES - 2.40% Shares Held Value (000's)
Exchange-Traded Funds - 0.21%
Invesco S&P Global Water Index ETF
(a)
26,902 $ 1,100
SPDR S&P Global Natural Resources ETF 144,450 5,696
$ 6,796
Money Market Funds - 2.19%
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
69,408,153 69,408
TOTAL INVESTMENT COMPANIES $ 76,204
COMMON STOCKS - 50.32% Shares Held Value (000's)
Advertising - 0.02%
Clear Channel Outdoor Holdings Inc
(c)
596,711 $ 698
Agriculture - 0.92%
Archer-Daniels-Midland Co 384,136 17,194
Bunge Ltd 266,199 12,144
$ 29,338
Automobile Parts & Equipment - 0.03%
Georg Fischer AG 1,063 1,058
Biotechnology - 0.08%
Advanz Pharma Corp Ltd
(c),(f)
15,259 51
Corteva Inc 88,252 2,520
$ 2,571
Building Materials - 0.73%
American Woodmark Corp
(c)
9,101 796
Builders FirstSource Inc
(c)
37,752 1,156
Fortune Brands Home & Security Inc 12,216 1,027
Geberit AG 5,596 3,221
Louisiana-Pacific Corp 276,983 9,124
Norbord Inc 182,827 6,252
Pinnacle Renewable Energy Inc 84,404 423
UFP Industries Inc 21,982 1,305
$ 23,304
Chemicals - 1.88%
Air Liquide SA 48,933 8,114
CF Industries Holdings Inc 254,744 8,312
FMC Corp 95,986 10,257
ICL Group Ltd 696,100 2,586
Ingevity Corp
(c)
12,731 715
K+S AG
(a)
379,013 2,643
Lenzing AG
(c)
2,999 155
Mosaic Co/The 573,979 10,464
Nutrien Ltd 70,900 2,626
OCI NV
(c)
213,292 2,891
Olin Corp 41,342 465
Sociedad Quimica y Minera de Chile SA ADR 98,887 3,101
Yara International ASA 175,285 7,344
$ 59,673
Commercial Services - 1.50%
ALEATICA SAB de CV 7,085,204 6,119
Atlantia SpA
(c)
654,331 10,389
Atlas Arteria Ltd 1,603,052 7,691
Cengage Learning Holdings II Inc
(c)
2,772 10
Sembcorp Industries Ltd 217,100 298
Transurban Group 2,350,164 23,246
$ 47,753
Consumer Products - 0.13%
Avery Dennison Corp 21,780 2,513
Kimberly-Clark Corp 10,828 1,708
$ 4,221
Cosmetics & Personal Care - 0.10%
Essity AB
(c)
42,675 1,469
Kao Corp 5,300 404
Unicharm Corp 30,600 1,333
$ 3,206
Electric - 8.38%
ACEA SpA 10,665 219
Algonquin Power & Utilities Corp 125,000 1,733
American Electric Power Co Inc 172,599 13,606
AusNet Services 10,060,489 13,494
Brookfield Renewable Corp 268,174 13,655
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
China Longyuan Power Group Corp Ltd 2,532,000 $ 1,596
Clearway Energy Inc - Class C 558,425 14,246
CLP Holdings Ltd 578,500 5,680
CMS Energy Corp 72,560 4,389
Dominion Energy Inc 52,182 4,093
DTE Energy Co 26,131 3,101
Duke Energy Corp 116,109 9,328
Edison International 136,778 7,178
EDP - Energias de Portugal SA 2,374,517 12,071
Emera Inc 265,411 10,835
Hera SpA 188,249 719
Hydro One Ltd
(g)
215,060 4,452
Iberdrola SA 693,815 8,754
Infraestructura Energetica Nova SAB de CV 1,952,426 5,676
NextEra Energy Inc 70,932 19,802
Orsted A/S
(g)
29,286 4,146
PPL Corp 107,959 2,983
Public Service Enterprise Group Inc 144,951 7,572
Red Electrica Corp SA 906,632 17,351
Sempra Energy 144,982 17,927
Southern Co/The 209,724 10,944
Spark Infrastructure Group 9,356,339 15,363
SSE PLC 683,913 11,527
Terna Rete Elettrica Nazionale SpA 2,089,730 15,118
Transmissora Alianca de Energia Eletrica SA 1,681,600 8,677
$ 266,235
Electronics - 0.21%
Badger Meter Inc 7,540 465
Halma PLC 97,839 2,901
Itron Inc
(c)
41,131 2,450
Watts Water Technologies Inc 7,149 685
$ 6,501
Energy - Alternate Sources - 0.98%
First Solar Inc
(c)
61,498 4,710
NEL ASA
(c)
621,007 1,511
NextEra Energy Partners LP
(a)
301,662 18,196
Vestas Wind Systems A/S 43,624 6,596
$ 31,013
Engineering & Construction - 2.23%
Aegion Corp
(c)
7,337 119
Aena SME SA
(c),(g)
96,799 14,451
Aeroports de Paris 25,233 2,634
Auckland International Airport Ltd 1,715,327 7,634
Enav SpA
(g)
2,174,295 9,148
Flughafen Zurich AG
(c)
52,088 7,849
Fomento de Construcciones y Contratas SA 12,112 119
Grupo Aeroportuario del Pacifico SAB de CV 465,600 3,621
Sacyr SA 624,507 1,420
Sydney Airport 3,962,335 16,648
Vinci SA 78,361 7,342
$ 70,985
Environmental Control - 0.55%
Casella Waste Systems Inc
(c)
129,930 7,295
China Water Affairs Group Ltd 202,000 166
Clean Harbors Inc
(c)
46,652 2,850
Covanta Holding Corp 260,588 2,460
Energy Recovery Inc
(c)
8,564 73
Evoqua Water Technologies Corp
(c)
18,661 382
Kurita Water Industries Ltd 27,700 867
METAWATER Co Ltd 2,800 118
Pentair PLC 43,523 1,965
Tetra Tech Inc 13,020 1,202
$ 17,378
Food - 0.16%
Ingredion Inc 28,616 2,302
Wilmar International Ltd 856,000 2,739
$ 5,041

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
66
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 1.99%
Acadian Timber Corp 115,817 $ 1,475
BillerudKorsnas AB 57,387 967
Canfor Corp
(c)
315,522 4,115
Clearwater Paper Corp
(c)
15,826 533
Domtar Corp 26,295 750
Empresas CMPC SA 471,739 980
Holmen AB 52,982 1,890
Interfor Corp
(c)
321,508 4,215
International Paper Co 116,064 4,209
Mercer International Inc 67,785 568
Mondi PLC 212,046 4,173
Nine Dragons Paper Holdings Ltd 3,596,000 3,984
Oji Holdings Corp 775,100 3,502
Sappi Ltd
(c)
301,883 397
Smurfit Kappa Group PLC 124,243 4,399
Stora Enso Oyj 424,920 6,266
Sumitomo Forestry Co Ltd 103,800 1,657
Suzano SA
(c)
232,500 2,143
Svenska Cellulosa AB SCA
(c)
405,949 5,242
UPM- Kymmene Oyj 146,052 4,433
West Fraser Timber Co Ltd 101,574 5,447
Western Forest Products Inc 1,928,967 1,745
$ 63,090
Gas - 1.92%
Atmos Energy Corp 30,066 3,001
Enagas SA 361,352 8,849
Italgas SpA 1,060,804 6,832
National Grid PLC 1,372,138 15,368
NiSource Inc 191,219 4,237
Snam SpA 3,580,937 18,339
Southwest Gas Holdings Inc 68,758 4,323
$ 60,949
Hand & Machine Tools - 0.02%
Franklin Electric Co Inc 9,965 592
Healthcare - Products - 0.15%
Danaher Corp 16,351 3,376
Hengan International Group Co Ltd 170,095 1,339
$ 4,715
Healthcare - Services - 0.00%
Millennium Health LLC
(c),(f),(h),( i )
20,580 23
Millennium Health LLC
(c),(f),(h),( i )
19,318 19
$ 42
Home Builders - 0.24%
DR Horton Inc 23,277 1,661
Lennar Corp - A Shares 20,646 1,545
PulteGroup Inc 38,051 1,697
Toll Brothers Inc 38,925 1,643
TRI Pointe Group Inc
(c)
63,323 1,069
$ 7,615
Internet - 0.00%
Catalina Marketing Corp
(c),(h),( i )
3,965 —
Iron & Steel - 1.21%
ArcelorMittal SA
(c)
742,805 9,357
Evraz PLC 690,130 2,953
Fortescue Metals Group Ltd 261,212 3,339
JFE Holdings Inc 327,600 2,478
Nippon Steel Corp 261,500 2,574
Novolipetsk Steel PJSC 125,397 2,613
Nucor Corp 57,033 2,593
POSCO 16,491 2,553
Steel Dynamics Inc 155,337 4,585
thyssenkrupp AG
(c)
357,278 2,573
Vale SA ADR 246,941 2,716
$ 38,334
Lodging - 0.11%
City Developments Ltd 598,300 3,526
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.38%
ANDRITZ AG 40,185 $ 1,344
Gorman-Rupp Co/The 4,535 145
Husqvarna AB 116,151 1,265
IDEX Corp 15,716 2,832
Kadant Inc 6,666 776
Lindsay Corp 2,805 280
Mueller Water Products Inc - Class A 40,811 441
Organo Corp 1,600 85
Valmet Oyj 46,224 1,265
Xylem Inc /NY 46,628 3,739
$ 12,172
Media - 0.08%
Cumulus Media Inc
(c)
61,334 305
iHeartMedia Inc
(a),(c)
253,758 2,340
$ 2,645
Metal Fabrication & Hardware - 0.07%
Advanced Drainage Systems Inc 13,431 745
Reliance Worldwide Corp Ltd 204,581 576
Rexnord Corp 31,578 914
$ 2,235
Mining - 4.54%
Agnico Eagle Mines Ltd 37,800 3,117
Alamos Gold Inc 306,125 3,202
Anglo American PLC 784,215 19,272
Antofagasta PLC 222,443 3,189
Barrick Gold Corp 555,910 16,468
BHP Group Ltd 104,817 2,894
Coeur Mining Inc
(c)
363,353 3,074
First Quantum Minerals Ltd 315,307 3,121
Franco-Nevada Corp 17,200 2,587
Freeport-McMoRan Inc 1,164,963 18,185
Glencore PLC
(c)
1,300,451 3,198
Kinross Gold Corp
(c)
1,118,623 9,931
Kirkland Lake Gold Ltd 62,800 3,346
Korea Zinc Co Ltd 7,896 2,645
Lundin Mining Corp 949,371 5,947
MMC Norilsk Nickel PJSC ADR 76,929 2,007
Newcrest Mining Ltd 118,732 2,796
Newmont Corp 221,080 14,874
Norsk Hydro ASA
(c)
949,166 3,027
Rio Tinto Ltd 38,877 2,798
South32 Ltd 1,900,727 2,938
Southern Copper Corp 148,724 7,154
Sumitomo Metal Mining Co Ltd 86,500 2,639
Teck Resources Ltd 254,700 2,937
Wheaton Precious Metals Corp 56,100 2,996
$ 144,342
Miscellaneous Manufacturers - 0.09%
Aalberts NV 24,910 938
Alfa Laval AB
(c)
77,585 1,896
$ 2,834
Oil & Gas - 4.55%
BP PLC 637,223 2,223
Cabot Oil & Gas Corp 120,212 2,280
Canadian Natural Resources Ltd 132,300 2,609
Chevron Corp 26,285 2,206
CNOOC Ltd 2,163,000 2,451
Comstock Resources Inc
(c)
388,945 2,240
Concho Resources Inc 155,932 8,105
ConocoPhillips 396,533 15,025
Ecopetrol SA ADR 231,258 2,634
Empresas COPEC SA 151,337 1,110
Eni SpA 266,569 2,477
EOG Resources Inc 47,268 2,143
EQT Corp 223,724 3,551
Equinor ASA 966,839 15,645
Exxon Mobil Corp 52,999 2,117
Fieldwood Energy Inc
(c)
2,556 —
Fieldwood Energy LLC
(c),(f),( i )
12,648 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
67
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Gazprom PJSC ADR 433,946 $ 2,114
Hess Corp 182,625 8,408
Imperial Oil Ltd
(a)
154,800 2,553
LUKOIL PJSC ADR 32,459 2,216
Marathon Petroleum Corp 314,336 11,147
Neste Oyj 59,658 3,194
Novatek PJSC 16,658 2,487
Occidental Petroleum Corp 185,962 2,369
Petroleo Brasileiro SA ADR 315,560 2,578
Petroleo Brasileiro SA ADR 980,430 7,853
Phillips 66 30,798 1,801
Pioneer Natural Resources Co 124,512 12,940
Repsol SA 258,791 2,044
Rosneft Oil Co PJSC 463,036 2,370
Royal Dutch Shell PLC - A Shares 154,720 2,277
Suncor Energy Inc 140,500 2,255
Tatneft PJSC ADR 53,529 2,402
TOTAL SE 64,432 2,556
Transocean Ltd
(a),(c)
54,446 66
Valero Energy Corp 36,169 1,902
Vantage Drilling International
(c)
4,456 27
Woodside Petroleum Ltd 160,113 2,308
$ 144,683
Oil & Gas Services - 0.19%
Halliburton Co 204,958 3,316
Schlumberger NV 130,382 2,479
Select Energy Services Inc
(c)
14,988 71
$ 5,866
Packaging & Containers - 0.85%
Amcor PLC 236,058 2,611
Ball Corp 79,824 6,415
DS Smith PLC 693,901 2,387
Graphic Packaging Holding Co 70,500 986
Greif Inc - Class A 9,311 343
Klabin SA 200,400 942
Lee & Man Paper Manufacturing Ltd 816,000 488
Packaging Corp of America 39,096 3,958
Sealed Air Corp 75,084 2,951
SIG Combibloc Group AG
(c)
40,920 803
Sonoco Products Co 19,368 1,027
Westrock Co 139,708 4,237
$ 27,148
Pipelines - 2.83%
APA Group 1,113,400 8,542
Cheniere Energy Inc
(c)
342,484 17,826
Enbridge Inc 537,761 17,205
Enterprise Products Partners LP 131,229 2,304
Gibson Energy Inc 483,177 8,798
Kinder Morgan Inc 416,013 5,749
Magellan Midstream Partners LP 50,652 1,925
Pembina Pipeline Corp 65,922 1,633
TC Energy Corp 336,088 15,715
Williams Cos Inc /The 497,588 10,330
$ 90,027
Real Estate - 1.27%
Entra ASA
(g)
312,089 4,260
Fabege AB 312,275 3,813
Mitsubishi Estate Co Ltd 469,300 7,344
Mitsui Fudosan Co Ltd 128,470 2,324
New World Development Co Ltd 984,060 5,103
Sun Hung Kai Properties Ltd 135,100 1,813
Vonovia SE 193,413 13,842
Zhongliang Holdings Group Co Ltd 2,886,100 1,860
$ 40,359
REITs - 9.72%
Alexandria Real Estate Equities Inc 74,108 12,478
Allied Properties Real Estate Investment Trust 100,600 2,838
American Homes 4 Rent 160,511 4,597
American Tower Corp 22,632 5,639
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Americold Realty Trust 109,343 $ 4,193
Ascendas Real Estate Investment Trust 1,473,500 3,590
AvalonBay Communities Inc 58,966 9,320
Boston Properties Inc 16,807 1,460
CatchMark Timber Trust Inc 194,466 1,931
CFE Capital S de RL de CV 5,527,451 6,232
Cousins Properties Inc 148,093 4,421
Crown Castle International Corp 45,375 7,407
CubeSmart 99,232 3,138
Daiwa Office Investment Corp 716 4,148
Dexus 708,077 4,604
Equinix Inc 15,091 11,919
Essential Properties Realty Trust Inc 241,154 4,092
Essex Property Trust Inc 46,228 10,009
Federal Realty Investment Trust 34,400 2,726
Frasers Logistics & Commercial Trust 2,689,251 2,644
Gecina SA 35,413 4,869
Goodman Group 1,111,492 14,963
Inmobiliaria Colonial Socimi SA 823,442 7,253
InterRent Real Estate Investment Trust 270,860 2,585
Invitation Homes Inc 404,918 11,593
Japan Retail Fund Investment Corp 1,446 2,176
Kilroy Realty Corp 48,191 2,820
Klepierre SA 77,400 1,274
Link REIT 980,770 7,802
MCUBS MidCity Investment Corp 4,981 3,850
Minto Apartment Real Estate Investment Trust 344,042 4,613
Nippon Prologis REIT Inc
(c)
2,467 8,080
Park Hotels & Resorts Inc 327,500 3,108
Physicians Realty Trust 129,448 2,350
PotlatchDeltic Corp 127,027 5,848
Prologis Inc 189,893 19,343
Rayonier Inc 284,633 8,334
Regency Centers Corp 104,952 4,168
Rexford Industrial Realty Inc 272,113 13,056
Segro PLC 686,071 8,723
STORE Capital Corp 454,120 12,279
Summit Industrial Income REIT 316,247 2,878
Sun Communities Inc 41,900 6,246
Sunstone Hotel Investors Inc 212,480 1,770
UNITE Group PLC/The 337,880 4,354
United Urban Investment Corp 2,813 3,127
VICI Properties Inc 162,618 3,633
Vicinity Centres 810,816 865
Warehouses De Pauw CVA 99,000 3,501
Welltower Inc 244,912 14,087
Weyerhaeuser Co 395,290 11,981
$ 308,915
Retail - 0.02%
Gymboree Corp/The
(c),(h),( i )
17,842 9
Gymboree Holding Corp
(c),(h),( i )
48,577 24
Home Depot Inc /The 2,021 576
$ 609
Software - 0.02%
Avaya Holdings Corp
(c)
40,023 621
Storage & Warehousing - 0.11%
Safestore Holdings PLC 341,743 3,578
Telecommunications - 0.04%
Eutelsat Communications SA 95,902 961
Windstream Holding Stock
(c),( i )
243,644 244
$ 1,205
Transportation - 0.21%
American Commercial Lines Inc
(c)
573 22
American Commercial Lines Inc - Warrants
(c)
603 22
East Japan Railway Co 74,700 4,863
West Japan Railway Co 31,400 1,651
$ 6,558

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
68
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 1.81%
Aguas Andinas SA 24,302,934 $ 7,283
American States Water Co 8,788 669
American Water Works Co Inc 37,855 5,350
Beijing Enterprises Water Group Ltd
(c)
1,432,000 563
California Water Service Group 11,483 521
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
81,494 709
Essential Utilities Inc 51,470 2,188
Guangdong Investment Ltd 686,000 1,070
Middlesex Water Co 4,160 267
Pennon Group PLC 100,381 1,341
Severn Trent PLC 470,489 14,592
SJW Group 6,178 386
Suez SA 101,077 1,746
United Utilities Group PLC 1,627,257 17,880
Veolia Environnement SA 116,983 2,822
York Water Co/The 3,099 141
$ 57,528
TOTAL COMMON STOCKS $ 1,599,163
PREFERRED STOCKS - 0.19% Shares Held Value (000's)
Electric - 0.18%
Cia de Transmissao de Energia Eletrica Paulista
0.15%
1,500,500 $ 5,880
Transportation - 0.01%
American Commercial Lines Inc Preferred A
0.00%
(c)
2,133 54
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(c)
2,243 57
American Commercial Lines Inc Preferred B
0.00%
(c)
2,428 77
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(c)
1,706 54
$ 242
TOTAL PREFERRED STOCKS $ 6,122
BONDS - 13.07%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.14%
BBCMS 2018-TALL Mortgage Trust
0.88%, 03/15/2037
(g)
$ 11,000 $ 10,594
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.12%, 11/25/2034
(g)
12,670 12,324
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.20%, 08/15/2052
(j),(k)
94,735 6,428
2.26%, 08/15/2052 2,515 2,563
Benchmark 2019-B15 Mortgage Trust
0.95%, 12/15/2072
(j),(k)
16,088 956
2.00%, 12/15/2072 2,888 2,933
BF 2019-NYT Mortgage Trust
1.36%, 12/15/2035
(g)
6,950 6,937
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.14%, 08/15/2036
(g)
8,000 7,660
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
0.91%, 11/15/2035
(g)
2,841 2,831
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
1.08%, 10/15/2036
(g)
2,069 2,067
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
0.96%, 12/15/2036
(g)
8,992 8,961
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
1.25%, 09/15/2037
(g)
5,762 5,261
1.00 x 1 Month USD LIBOR + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Trust 2019-CALM
1.04%, 11/15/2032
(g)
$ 2,500 $ 2,478
1.00 x 1 Month USD LIBOR + 0.88%
CAMB Commercial Mortgage Trust 2019-LIFE
1.23%, 12/15/2037
(g)
4,562 4,559
1.00 x 1 Month USD LIBOR + 1.07%
CGDB Commercial Mortgage Trust 2019-MOB
1.11%, 11/15/2036
(g)
6,500 6,435
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(j),(k)
80,550 5,939
1.95%, 08/10/2056 1,268 1,286
Citigroup Commercial Mortgage Trust
2020-GC46
1.11%, 02/15/2053
(j),(k)
6,244 465
COMM 2018-HCLV Mortgage Trust
1.16%, 09/15/2033
(g)
10,120 9,765
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
1.04%, 12/15/2031
(g)
6,100 6,052
1.00 x 1 Month USD LIBOR + 0.88%
DBCG 2017-BBG Mortgage Trust
0.86%, 06/15/2034
(g)
3,840 3,797
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.10%, 05/25/2026
(j),(k)
73,673 3,578
1.44%, 07/25/2026
(j),(k)
12,097 777
GS Mortgage Securities Corp Trust 2019-SMP
1.31%, 08/15/2032
(g)
4,000 3,855
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.06%, 06/15/2036
(g)
3,000 2,966
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.16%, 09/15/2029
(g)
5,000 4,876
1.00 x 1 Month USD LIBOR + 1.00%
Merit 2020-Hill
1.31%, 08/15/2037
(g)
4,250 4,253
1.00 x 1 Month USD LIBOR + 1.15%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 979 1,013
$ 131,609
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 492 509
4.50%, 07/01/2040
(a)
537 559
$ 1,068
Federal & Federally Sponsored Credit - 1.99%
Federal Farm Credit Banks Funding Corp
0.17%, 06/28/2021
(l)
3,800 3,800
1 Month USD LIBOR + 0.01%
0.19%, 12/27/2021
(l)
11,000 11,010
1 Month USD LIBOR + 0.02%
0.25%, 12/13/2021 2,100 2,101
1 Month USD LIBOR + 0.09%
0.28%, 05/27/2022
(l)
12,000 12,006
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.29%, 11/05/2021
(l)
15,000 15,022
1 Month USD LIBOR + 0.13%
0.39%, 01/18/2022
(l)
1,500 1,504
1 Month USD LIBOR + 0.24%
0.95%, 04/08/2022
(l)
17,700 17,714
$ 63,157

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
69
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 5.34%
Fannie Mae
0.18%, 03/04/2022
(l)
$ 17,000 $ 16,980
United States Secured Overnight Financing
Rate + 0.22%
0.25%, 05/13/2022
(l)
7,000 7,011
United States Secured Overnight Financing
Rate + 0.18%
0.30%, 05/06/2022
(l)
14,000 14,002
United States Secured Overnight Financing
Rate + 0.23%
0.39%, 10/22/2021 1,000 1,002
United States Secured Overnight Financing
Rate + 0.32%
0.42%, 04/07/2022
(l),(m)
40,000 40,097
United States Secured Overnight Financing
Rate + 0.35%
0.46%, 04/15/2022
(l)
10,000 10,035
United States Secured Overnight Financing
Rate + 0.39%
Federal Home Loan Bank Discount Notes
0.07%, 09/02/2020
(n)
4,100 4,100
Federal Home Loan Banks
0.15%, 04/05/2021
(l)
7,500 7,501
1 Month USD LIBOR + (0.01)%
0.15%, 05/03/2021
(l)
20,500 20,504
1 Month USD LIBOR + (0.01)%
0.16%, 10/15/2021
(l)
14,000 13,991
1 Month USD LIBOR + 0.00%
Freddie Mac
0.21%, 12/09/2021
(l)
6,000 6,005
United States Secured Overnight Financing
Rate + 0.15%
0.22%, 03/04/2022 2,000 2,002
United States Secured Overnight Financing
Rate + 0.15%
0.26%, 06/02/2022
(l)
15,000 15,023
United States Secured Overnight Financing
Rate + 0.19%
0.39%, 09/23/2021
(l)
10,000 10,026
United States Secured Overnight Financing
Rate + 0.32%
3.08%, 11/09/2021
(l)
1,500 1,508
$ 169,787
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 1.56%
Colombia Government International Bond
3.00%, 01/30/2030 675 695
Italy Buoni Poliennali Del Tesoro
0.40%, 05/15/2030
(g)
EUR 1,078 1,269
1.30%, 05/15/2028
(g)
2,929 3,714
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 624,332 5,920
0.10%, 03/10/2029 1,661,266 15,782
Mexico Government International Bond
3.25%, 04/16/2030 $ 620 643
4.50%, 04/22/2029 290 327
New Zealand Government Bond
1.75%, 05/15/2041 NZD 1,175 852
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 8,490 6,453
2.50%, 09/20/2035 3,057 2,996
2.50%, 09/20/2040 918 951
3.00%, 09/20/2030 1,053 962
Spain Government Bond
0.50%, 04/30/2030
(g)
EUR 4,620 5,596
1.00%, 10/31/2050
(g)
655 735
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
United Kingdom Gilt
1.75%, 01/22/2049 GBP 1,705 $ 2,772
$ 49,667
TOTAL BONDS $ 415,289
COMMODITY INDEXED STRUCTURED
NOTES - 0.68%
Principal
Amount (000's) Value (000's)
Banks - 0.68%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.09%, 04/26/2021
(g),(k)
$ 16,700 $ 21,607
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 21,607
SENIOR FLOATING RATE INTERESTS
- 15.09%
Principal
Amount (000's) Value (000's)
Advertising - 0.31%
Advantage Sales & Marketing Inc
4.25%, 07/23/2021
(o)
$ 1,256 $ 1,193
3 Month USD LIBOR + 3.25%
4.25%, 07/23/2021
(o)
427 405
3 Month USD LIBOR + 3.25%
Affinion Group Inc
5.00%, PIK 1.75%, 04/10/2024
(o),(p)
604 414
1 Month USD LIBOR + 4.00%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(o),(p)
257 56
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(o)
170 102
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.76%, 08/07/2026
(o)
5,826 5,282
1 Month USD LIBOR + 3.50%
Outfront Media Capital LLC
1.91%, 11/18/2026
(o)
1,157 1,117
1 Month USD LIBOR + 1.75%
Red Ventures LLC
2.66%, 11/08/2024
(o)
628 601
1 Month USD LIBOR + 2.50%
Terrier Media Buyer Inc
4.41%, 12/17/2026
(o)
649 635
1 Month USD LIBOR + 4.25%
$ 9,805
Aerospace & Defense - 0.28%
Dynasty Acquisition Co Inc
3.81%, 04/06/2026
(o)
1,141 1,007
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
7.75%, 11/28/2023
(o)
2,584 2,445
1 Month USD LIBOR + 6.75%
11.75%, 04/28/2024
(o)
1,174 879
3 Month USD LIBOR + 9.00%
Standard Aero Ltd
3.81%, 04/06/2026
(o)
613 542
1 Month USD LIBOR + 3.50%
TransDigm Inc
2.41%, 05/30/2025
(o)
978 926
1 Month USD LIBOR + 2.25%
2.41%, 12/24/2025
(o)
3,203 3,033
1 Month USD LIBOR + 2.25%
$ 8,832
Airlines - 0.16%
Allegiant Travel Co
3.25%, 02/05/2024
(o)
591 547
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.16%, 04/28/2023
(o)
392 309
3 Month USD LIBOR + 2.00%
2.16%, 12/14/2023
(o)
910 708
3 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
70
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines Inc
5.75%, 04/27/2023
(o)
$ 593 $ 591
1 Month USD LIBOR + 4.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(o)
3,686 3,053
3 Month USD LIBOR + 3.00%
$ 5,208
Apparel - 0.03%
Champ Acquisition Corp
6.57%, 12/17/2025
(o)
970 929
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0.13%
Clarios Global LP
3.64%, 04/30/2026
(o)
4,367 4,276
3 Month USD LIBOR + 3.50%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
2.19%, 10/23/2025
(o)
1,400 1,377
3 Month USD LIBOR + 2.00%
Biotechnology - 0.20%
Concordia International Corp
6.57%, 09/06/2024
(o)
6,506 6,205
1 Week USD LIBOR + 5.50%
RPI Intermediate Finance Trust
1.91%, 02/05/2027
(o)
198 197
1 Month USD LIBOR + 1.75%
$ 6,402
Building Materials - 0.10%
Quikrete Holdings Inc
2.64%, 02/01/2027
(o)
3,293 3,205
1 Month USD LIBOR + 2.50%
Casino Hotels - 0.03%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
921 821
1 Month USD LIBOR + 2.50%
Chemicals - 0.11%
ASP Unifrax Holdings Inc
4.82%, 12/12/2025
(o)
1,578 1,350
3 Month USD LIBOR + 3.75%
Illuminate Buyer LLC
4.31%, 06/16/2027
(o)
750 745
1 Month USD LIBOR + 4.00%
INEOS US Finance LLC
2.21%, 03/31/2024
(o)
234 228
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.91%, 02/04/2027
(o)
1,215 1,200
1 Month USD LIBOR + 3.75%
Tronox Finance LLC
3.22%, 09/13/2024
(o)
33 32
3 Month USD LIBOR + 3.00%
$ 3,555
Coal - 0.01%
Peabody Energy Corp
2.91%, 03/31/2025
(o)
949 331
3 Month USD LIBOR + 2.75%
Commercial Services - 0.73%
Belron Finance
2.77%, 10/25/2026
(o)
995 978
1 Month USD LIBOR + 2.50%
Fly Funding
1.99%, 08/09/2025
(o)
1,414 1,269
3 Month USD LIBOR + 1.75%
Garda World Security
4.93%, 10/23/2026
(o)
606 603
1 Month USD LIBOR + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
HGIM Corp
7.00%, 07/02/2023
(o)
$ 1,282 $ 601
3 Month USD LIBOR + 6.00%
North American Lifting Holdings Inc
0.00%, 11/27/2020
(c),(o)
540 361
3 Month USD LIBOR + 4.50%
10.00%, 02/24/2021
(o)
55 53
1 Month USD LIBOR + 9.00%
PAREXEL International Corp
2.89%, 09/27/2024
(o)
2,870 2,770
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
4,135 4,096
1 Month USD LIBOR + 3.25%
Sabert Corp
5.50%, 11/26/2026
(o)
995 984
1 Month USD LIBOR + 4.50%
Sabre GLBL Inc
2.13%, 02/22/2024
(o)
951 882
3 Month USD LIBOR + 2.00%
Syniverse Holdings Inc
6.00%, 02/09/2023
(o)
2,794 2,184
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(o)
2,350 1,238
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(o)
2,180 1,810
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.91%, 11/13/2026
(o)
740 722
1 Month USD LIBOR + 1.75%
Verscend Holding Corp
4.66%, 08/08/2025
(o)
2,003 1,986
3 Month USD LIBOR + 4.50%
Wand NewCo 3 Inc
4.07%, 02/05/2026
(o)
1,991 1,913
1 Month USD LIBOR + 3.00%
WEX Inc
2.41%, 05/14/2026
(o)
709 684
3 Month USD LIBOR + 2.25%
$ 23,134
Computers - 0.47%
Dell International LLC
2.75%, 09/12/2025
(o)
1,667 1,655
1 Month USD LIBOR + 2.00%
iQor US Inc
0.00%, 04/01/2021
(c),(o)
916 589
3 Month USD LIBOR + 5.00%
11.95%, 09/09/2020
(o)
87 81
1 Month USD LIBOR + 10.00%
McAfee LLC
3.92%, 09/30/2024
(o)
6,819 6,748
3 Month USD LIBOR + 3.75%
9.50%, 09/29/2025
(o)
656 661
3 Month USD LIBOR + 8.50%
NCR Corp
2.66%, 08/07/2026
(o)
993 961
1 Month USD LIBOR + 2.50%
NeuStar Inc
4.57%, 08/08/2024
(o)
712 666
3 Month USD LIBOR + 3.50%
Perforce Software Inc
3.91%, 07/01/2026
(o)
993 964
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
4.77%, 11/02/2026
(o)
1,933 1,891
1 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
71
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Western Digital Corp
1.91%, 04/29/2023
(o)
$ 604 $ 599
1 Month USD LIBOR + 1.75%
$ 14,815
Consumer Products - 0.13%
KIK Custom Products Inc
5.00%, 05/15/2023
(o)
4,026 3,985
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.10%
Coty Inc
1.91%, 04/05/2023
(o)
2,320 2,086
1 Month USD LIBOR + 1.50%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(o)
3,765 951
1 Month USD LIBOR + 3.50%
$ 3,037
Distribution & Wholesale - 0.10%
Core & Main LP
3.75%, 08/01/2024
(o)
1,458 1,424
3 Month USD LIBOR + 3.00%
IAA Inc
2.44%, 06 /28/2026
(o)
209 206
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
2.44%, 09/11/2026
(o)
278 269
1 Month USD LIBOR + 2.25%
Univar Solutions USA Inc /Washington
2.41%, 07/01/2024
(o)
1,138 1,114
3 Month USD LIBOR + 2.25%
$ 3,013
Diversified Financial Services - 0.05%
Avolon TLB Borrower 1 US LLC
2.25%, 02/05/2027
(o)
407 383
1 Month USD LIBOR + 1.50%
2.50%, 01/15/2025
(o)
942 907
3 Month USD LIBOR + 1.75%
Walter Invest ( Ditech )
0.00%, 06/30/2022
(c),(o)
1,225 269
3 Month USD LIBOR + 7.00%
$ 1,559
Electric - 0.17%
Calpine Corp
2.16%, 08/12/2026
(o)
1,935 1,877
1 Month USD LIBOR + 2.00%
2.41%, 01/15/2024
(o)
826 808
1 Month USD LIBOR + 2.25%
Exgen Renewables IV LLC
4.00%, 11/28/2024
(o)
881 873
3 Month USD LIBOR + 3.00%
PG&E Corp
5.50%, 06/18/2025
(o)
1,000 983
1 Month USD LIBOR + 4.50%
Vistra Operations Co LLC
1.91%, 12/31/2025
(o)
1,031 1,013
1 Month USD LIBOR + 1.75%
$ 5,554
Electronics - 0.03%
Tech Data Corp
3.63%, 06/26/2025
(o)
325 325
1 Month USD LIBOR + 3.50%
TTM Technologies Inc
2.66%, 09/13/2024
(o)
658 644
3 Month USD LIBOR + 2.50%
$ 969
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.03%
Atlantic Aviation FBO Inc
3.92%, 11/28/2025
(o)
$ 739 $ 723
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
378 348
3 Month USD LIBOR + 4.25%
$ 1,071
Entertainment - 0.92%
AMC Entertainment Holdings Inc
4.08%, 03/20/2026
(o)
2,204 1,673
3 Month USD LIBOR + 3.00%
CCM Merger Inc
3.00%, 08/08/2021
(o)
3,152 3,106
3 Month USD LIBOR + 2.25%
Crown Finance US Inc
0.00%, 09/30/2026
(o),(q)
154 118
1 Month USD LIBOR + 2.50%
3.32%, 02/07/2025
(o)
472 369
3 Month USD LIBOR + 2.25%
Delta 2 Lux Sarl
3.50%, 02/01/2024
(o)
6,627 6,415
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.41%, 03/24/2025
(o)
473 458
3 Month USD LIBOR + 2.25%
Merlin Entertainment
4.32%, 10/16/2026
(o)
1,407 1,300
3 Month USD LIBOR + 3.25%
4.32%, 11/12/2026
(o)
185 171
3 Month USD LIBOR + 3.25%
Metro-Goldwyn-Mayer Inc
2.66%, 07/03/2025
(o)
3,062 2,911
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(o)
1,000 960
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.92%, 10/19/2026
(o)
1,647 1,615
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.66%, 05/29/2026
(o)
1,757 1,699
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(o)
1,476 1,423
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
3.47%, 08/14/2024
(o)
2,389 2,229
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(o)
832 776
3 Month USD LIBOR + 3.00%
Stars Group Holdings BV
3.81%, 06/27/2025
(o)
2,037 2,038
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
2.91%, 05/16/2025
(o)
2,302 1,859
3 Month USD LIBOR + 2.75%
$ 29,120
Environmental Control - 0.16%
Advanced Disposal Services Inc
3.00%, 11/10/2023
(o)
390 389
3 Month USD LIBOR + 2.25%
GFL Environmental Inc
4.00%, 05/09/2025
(o)
4,857 4,826
3 Month USD LIBOR + 3.00%
$ 5,215

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
72
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.20%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(o)
$ 1,289 $ 1,292
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
6.00%, 10/10/2024
(o)
1,550 1,548
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
2.91%, 03/30/2025
(o)
241 233
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.41%, 01/29/2027
(o)
175 168
1 Month USD LIBOR + 2.25%
5.91%, 01/28/2028
(o)
500 492
1 Month USD LIBOR + 5.75%
US Foods Inc
1.91%, 06/27/2023
(o)
2,697 2,592
1 Month USD LIBOR + 1.75%
$ 6,325
Food Service - 0.03%
8th Avenue Food & Provisions Inc
3.66%, 09/19/2025
(o)
887 877
3 Month USD LIBOR + 3.50%
Forest Products & Paper - 0.05%
Asplundh Tree
0.00%, 08/19/2027
(o),(q)
1,635 1,635
Hand & Machine Tools - 0.04%
Apex Tool Group LLC
6.50%, 08/01/2024
(o)
1,275 1,224
3 Month USD LIBOR + 5.50%
Healthcare - Products - 0.28%
Carestream Health Inc
5.57%, PIK 8.00%, 08/08/2023
(o),(p)
591 467
1 Month USD LIBOR + 4.50%
7.82%, 05/08/2023
(o)
1,932 1,836
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
4.41%, 10/28/2026
(o)
1,701 1,679
1 Month USD LIBOR + 4.25%
LifeScan Global Corp
7.18%, 10/01/2024
(o)
1,029 969
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.91%, 07/02/2025
(o)
2,192 1,951
3 Month USD LIBOR + 3.75%
VVC Holding Corp
4.82%, 02/07/2026
(o)
945 936
3 Month USD LIBOR + 4.50%
Vyaire Medical Inc
5.75%, 04/11/2025
(o)
1,429 1,107
3 Month USD LIBOR + 4.75%
$ 8,945
Healthcare - Services - 1.48%
AHP Health Partners Inc
5.50%, 06/16/2025
(o)
2,653 2,653
3 Month USD LIBOR + 4.50%
Air Methods Corp
4.50%, 04/12/2024
(o)
823 721
3 Month USD LIBOR + 3.50%
ATI Holdings Acquisition Inc
4.57%, 05/10/2023
(o)
897 828
3 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
5.27%, 05/15/2025
(o)
745 626
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.25%, 05/08/2026
(o)
988 981
3 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Envision Healthcare Corp
3.91%, 10/10/2025
(o)
$ 5,760 $ 4,157
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
4.82%, 02/05/2027
(o)
890 827
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
3.44%, 07/02/2025
(o)
4,115 4,074
1 Month USD LIBOR + 3.25%
Global Medical Response Inc
4.25%, 04/28/2022
(o)
6,979 6,906
3 Month USD LIBOR + 3.25%
HCA Inc
1.91%, 03/13/2025
(o)
543 539
1 Month USD LIBOR + 1.75%
1.91%, 03/17/2026
(o)
1,587 1,573
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
3.66%, 04/18/2025
(o)
121 110
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
3.50%, 08/18/2022
(o)
6,147 6,131
3 Month USD LIBOR + 2.50%
LifePoint Health Inc
3.91%, 11/14/2025
(o)
7,076 6,930
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
6.75%, 10/30/2026
(o)
1,219 1,194
1 Month USD LIBOR + 5.75%
Phoenix Guarantor Inc
3.41%, 03/05/2026
(o)
3,006 2,952
1 Month USD LIBOR + 3.25%
Quorum Health Corp
9.25%, 04/29/2025
(o)
342 317
1 Month USD LIBOR + 8.25%
Select Medical Corp
2.68%, 03/06/2025
(o)
3,202 3,109
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.25%, 06/20/2024
(o)
1,208 1,138
3 Month USD LIBOR + 3.25%
Syneos Health Inc
1.89%, 08/01/2024
(o)
1,256 1,223
3 Month USD LIBOR + 2.00%
$ 46,989
Insurance - 0.26%
Acrisure LLC
3.66%, 02/12/2027
(o)
2,555 2,447
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
2.91%, 05/09/2025
(o)
2,170 2,097
3 Month USD LIBOR + 3.00%
BroadStreet Partners Inc
3.41%, 01/22/2027
(o)
1,119 1,081
1 Month USD LIBOR + 3.25%
4.75%, 01/27/2027
(o)
236 233
1 Month USD LIBOR + 3.75%
HUB International Ltd
3.26%, 04/25/2025
(o)
2,028 1,973
1 Month USD LIBOR + 2.75%
5.00%, 04/25/2025
(o)
572 572
1 Month USD LIBOR + 4.00%
$ 8,403
Internet - 0.15%
Ancestry.com Operations Inc
4.75%, 10/19/2023
(o)
2,318 2,314
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
73
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
3.66%, 07/13/2023
(o)
$ 1,892 $ 1,856
3 Month USD LIBOR + 3.50%
5.00%, 04/04/2025
(o)
578 571
3 Month USD LIBOR + 4.00%
$ 4,741
Leisure Products & Services - 0.25%
Alterra Mountain Co
2.91%, 07/31/2024
(o)
3,024 2,900
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.66%, 12/17/2025
(o)
686 685
3 Month USD LIBOR + 4.50%
Carnival Corp
8.50%, 06/26/2025
(o)
685 671
1 Month USD LIBOR + 7.50%
ClubCorp Holdings Inc
3.06%, 08/16/2024
(o)
1,730 1,499
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.07%, 03/08/2024
(o)
1,757 1,305
3 Month USD LIBOR + 3.00%
Fitness International LLC
4.32%, 01/08/2025
(o)
1,598 895
1 Month USD LIBOR + 2.25%
$ 7,955
Lodging - 0.48%
Boyd Gaming Corp
2.36%, 09/15/2023
(o)
4,208 4,083
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.91%, 12/22/2024
(o)
5,807 5,448
3 Month USD LIBOR + 2.75%
4.73%, 06/19/2025
(o)
1,500 1,452
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(o)
2,487 2,355
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
1.93%, 06/18/2026
(o)
649 624
3 Month USD LIBOR + 1.75%
Wyndham Hotels & Resorts Inc
1.91%, 05/30/2025
(o)
1,471 1,413
3 Month USD LIBOR + 1.75%
$ 15,375
Machinery - Construction & Mining - 0.04%
Vertiv Group Corp
3.16%, 02/11/2027
(o)
1,247 1,220
1 Month USD LIBOR + 3.00%
Machinery - Diversified - 0.21%
Altra Industrial Motion Corp
2.16%, 09/26/2025
(o)
410 401
3 Month USD LIBOR + 2.00%
Columbus McKinnon Corp/NY
3.50%, 01/31/2024
(o)
989 979
3 Month USD LIBOR + 2.50%
Gardner Denver Inc
1.91%, 02/05/2027
(o)
621 601
1 Month USD LIBOR + 1.75%
2.92%, 03/01/2027
(o)
265 261
1 Month USD LIBOR + 2.75%
NN Inc
5.91%, 10/19/2022
(o)
992 972
1 Month USD LIBOR + 5.75%
6.50%, 10/19/2022
(o)
655 641
1 Month USD LIBOR + 5.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Star US Bidco LLC
5.25%, 03/03/2027
(o)
$ 960 $ 905
1 Month USD LIBOR + 4.25%
Vertical US Newco
4.57%, 06/30/2027
(o)
2,000 1,981
$ 6,741
Media - 1.21%
Altice Financing SA
2.91%, 07/15/2025
(o)
2,312 2,201
3 Month USD LIBOR + 2.75%
Charter Communications Operating LLC
1.91%, 02/01/2027
(o)
2,496 2,448
1 Month USD LIBOR + 1.75%
CSC Holdings LLC
2.41%, 07/17/2025
(o)
495 477
3 Month USD LIBOR + 2.25%
2.66%, 04/27/2027
(o)
1,474 1,424
1 Month USD LIBOR + 2.50%
Cumulus Media New Holdings Inc
4.82%, 03/18/2026
(o)
448 423
1 Month USD LIBOR + 3.75%
Entercom Media Corp
2.67%, 11/18/2024
(o)
766 721
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
2.66%, 05/01/2026
(o)
2,469 2,401
1 Month USD LIBOR + 2.50%
Gray Television Inc
2.41%, 02/02/2024
(o)
2,053 2,006
3 Month USD LIBOR + 2.25%
2.66%, 01/02/2026
(o)
637 623
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(o)
1,842 1,695
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.16%, 05/01/2026
(o)
5,202 4,927
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
5.16%, 10/22/2026
(o)
1,815 1,823
1 Month USD LIBOR + 5.00%
McGraw Hill LLC
5.00%, 05/04/2022
(o)
2,426 2,089
3 Month USD LIBOR + 4.00%
Meredith Corp
0.00%, 07/23/2027
(o),(q)
900 896
2.67%, 01/31/2025
(o)
2,091 2,009
1 Month USD LIBOR + 2.50%
5.25%, 01/31/2025
(o)
435 428
1 Month USD LIBOR + 4.25%
Mission Broadcasting Inc
2.41%, 01/17/2024
(o)
399 389
3 Month USD LIBOR + 2.25%
Nexstar Broadcasting Inc
2.41%, 01/17/2024
(o)
1,553 1,516
3 Month USD LIBOR + 2.25%
2.91%, 09/21/2026
(o)
1,825 1,789
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.16%, 10/04/2023
(o)
1,920 1,874
3 Month USD LIBOR + 2.00%
Sinclair Television Group Inc
2.41%, 01/03/2024
(o)
2,462 2,393
3 Month USD LIBOR + 2.25%
2.66%, 07/17/2026
(o)
993 965
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
74
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Univision Communications Inc
3.75%, 03/15/2024
(o)
$ 307 $ 297
3 Month USD LIBOR + 2.75%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(o)
640 629
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.66%, 04/17/2028
(o)
2,125 2,052
1 Month USD LIBOR + 2.50%
$ 38,495
Miscellaneous Manufacturers - 0.05%
Gates Global LLC
3.75%, 03/31/2024
(o)
1,730 1,708
3 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.03%
Pitney Bowes Inc
5.63%, 01/17/2025
(o)
868 836
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.43%
California Resources
10.00%, 01/15/2021
( i ),(o)
3,185 3,153
1 Month USD LIBOR + 9.00%
California Resources Corp
0.00%, 12/31/2021
(c),(o)
764 17
1 Month USD LIBOR + 10.37%
0.00%, 11/14/2022
(c),(o)
4,974 1,798
1 Month USD LIBOR + 4.75%
CITGO Petroleum Corp
6.00%, 03/28/2024
(o)
1,465 1,390
3 Month USD LIBOR + 5.00%
Delek US Holdings Inc
2.41%, 03/14/2025
(o)
1,198 1,128
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(o)
1,415 1,381
1 Month USD LIBOR + 5.50%
Fieldwood Energy LLC
0.00%, 08/04/2021
( i ),(o),(q)
1,323 1,284
0.00%, 04/11/2022
(c),(o)
8,736 2,097
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(c),(o)
3,648 1
3 Month USD LIBOR + 7.25%
Gulf Finance LLC
6.25%, 08/17/2023
(o)
1,827 1,255
3 Month USD LIBOR + 5.25%
$ 13,504
Oil & Gas Services - 0.03%
PGS ASA
7.75%, 03/19/2024
(o)
1,553 1,087
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.35%
Berry Global Inc
2.16%, 01/19/2024
(o)
1,435 1,412
1 Month USD LIBOR + 2.00%
2.16%, 07/01/2026
(o)
1,798 1,742
1 Month USD LIBOR + 2.00%
Graham Packaging Co Inc
4.50%, 08/06/2027
(o)
1,445 1,442
1 Month USD LIBOR + 3.75%
Kloeckner Pentaplast of America Inc
5.25%, 06/29/2022
(o)
2,363 2,290
3 Month USD LIBOR + 4.25%
Plaze Inc
0.00%, 08/03/2026
(o),(q)
1,375 1,358
Reynolds Group Holdings Inc
2.89%, 02/05/2023
(o)
3,044 2,997
3 Month USD LIBOR + 2.75%
$ 11,241
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.60%
Amneal Pharmaceuticals LLC
3.69%, 05/04/2025
(o)
$ 943 $ 883
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.93%, 11/14/2025
(o)
3,618 3,541
3 Month USD LIBOR + 2.75%
3.18%, 05/19/2025
(o)
4,452 4,376
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
2,966 2,908
1 Month USD LIBOR + 2.50%
Grifols Worldwide Operations USA Inc
2.11%, 11/08/2027
(o)
2,842 2,782
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
3.50%, 09/24/2024
(o)
1,662 1,445
3 Month USD LIBOR + 2.75%
3.75%, 02/24/2025
(o)
1,261 1,095
3 Month USD LIBOR + 3.00%
Milano Acquisition
0.00%, 08/17/2027
(o),(q)
1,900 1,884
$ 18,914
Pipelines - 0.19%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(o)
964 900
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
3.81%, 09/30/2024
(o)
2,477 2,430
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.91%, 11/15/2026
(o)
1,344 1,320
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
5.00%, 09/21/2024
(o)
1,458 1,330
3 Month USD LIBOR + 4.00%
$ 5,980
Real Estate - 0.16%
Brookfield Retail Holdings VII Sub 3 LLC
3.16%, 08/28/2023
(o)
4,016 3,444
3 Month USD LIBOR + 2.25%
Realogy Group LLC
2.42%, 02/08/2023
(o)
725 696
3 Month USD LIBOR + 2.25%
3.00%, 02/08/2025
(o)
961 915
3 Month USD LIBOR + 2.25%
$ 5,055
REITs - 0.04%
Blackstone Mortgage Trust Inc
2.41%, 04/23/2026
(o)
1,485 1,418
1 Month USD LIBOR + 2.25%
Retail - 0.60%
1011778 BC ULC
1.91%, 11/14/2026
(o)
2,102 2,021
1 Month USD LIBOR + 1.75%
Academy Ltd
5.00%, 07/01/2022
(o)
1,956 1,836
3 Month USD LIBOR + 4.00%
Belk Inc
7.75%, 07/31/2025
(o)
1,649 614
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
2.16%, 02/03/2024
(o)
958 949
1 Month USD LIBOR + 2.25%
CWGS Group LLC
3.50%, 11/08/2023
(o)
2,980 2,884
3 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
75
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
EG America LLC
5.07%, 02/07/2025
(o)
$ 1,222 $ 1,182
3 Month USD LIBOR + 4.00%
Petco Animal Supplies Inc
4.25%, 01/26/2023
(o)
423 360
3 Month USD LIBOR + 3.25%
PetSmart Inc
5.00%, 03/11/2022
(o)
6,928 6,909
1 Month USD LIBOR + 4.00%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(o)
61 60
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(o)
384 304
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
4.07%, 05/19/2025
(o)
1,147 1,113
3 Month USD LIBOR + 3.25%
Whatabrands LLC
2.91%, 08/02/2026
(o)
843 821
1 Month USD LIBOR + 2.75%
$ 19,053
Semiconductors - 0.08%
Bright Bidco BV
4.57%, 06/30/2024
(o)
2,920 1,294
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.41%, 05/17/2024
(o)
627 605
3 Month USD LIBOR + 2.25%
Microchip Technology Inc
2.17%, 05/29/2025
(o)
569 558
3 Month USD LIBOR + 2.00%
$ 2,457
Software - 1.91%
Blackboard Inc
7.00%, 06/30/2024
(o)
2,978 2,843
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
4.41%, 10/02/2025
(o)
573 562
3 Month USD LIBOR + 4.25%
BY Crown Parent LLC
4.00%, 01/31/2026
(o)
1,099 1,090
1 Month USD LIBOR + 3.00%
Camelot Finance SA
3.16%, 10/28/2026
(o)
1,205 1,182
1 Month USD LIBOR + 3.25%
Cengage Learning Inc
5.25%, 06/07/2023
(o)
3,217 2,642
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.61%, 04/04/2025
(o)
1,522 1,484
3 Month USD LIBOR + 3.00%
DiscoverOrg LLC
3.91%, 02/02/2026
(o)
1,449 1,434
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
5.75%, 10/02/2023
(o)
921 759
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.92%, 02/06/2026
(o)
1,548 1,543
1 Month USD LIBOR + 3.75%
Dynatrace LLC
2.41%, 08/08/2025
(o)
572 562
1 Month USD LIBOR + 2.75%
Epicor Software Corp
5.25%, 07/30/2027
(o)
6,824 6,823
1 Month USD LIBOR + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Evergreen Skills Lux Sarl
0.00%, 04/28/2021
(c),(o)
$ 5,015 $ 3,275
3 Month USD LIBOR + 4.75%
0.00%, 04/28/2022
(c),(o)
804 23
3 Month USD LIBOR + 8.25%
Finastra USA Inc
4.83%, 06/13/2024
(o)
2,336 2,196
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
3.41%, 12/01/2023
(o)
4,011 3,942
3 Month USD LIBOR + 3.25%
Greenway Health LLC
4.82%, 02/16/2024
(o)
266 225
3 Month USD LIBOR + 4.25%
Informatica LLC
3.41%, 02/14/2027
(o)
2,021 1,975
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.66%, 06/21/2024
(o)
566 539
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(o)
261 260
1 Month USD LIBOR + 4.25%
Project Boost Purchaser LLC
3.66%, 05/22/2026
(o)
991 953
3 Month USD LIBOR + 3.50%
Rackspace Hosting Inc
4.00%, 11/03/2023
(o)
5,709 5,641
3 Month USD LIBOR + 3.00%
Riverbed Technology Inc
4.25%, 04/24/2022
(o)
2,164 1,911
3 Month USD LIBOR + 3.25%
Seattle SpinCo Inc
2.66%, 06/21/2024
(o)
3,821 3,640
3 Month USD LIBOR + 2.50%
Skillsoft
0.00%, 12/27/2024
(c),(o)
242 241
3 Month USD LIBOR + 7.50%
8.50%, 09/17/2020
(o)
248 243
1 Month USD LIBOR + 7.50%
Sophia LP
4.25%, 09/30/2022
(o)
3,462 3,448
3 Month USD LIBOR + 3.25%
SS&C Technologies Inc
1.89%, 04/16/2025
(o)
1,106 1,073
1 Month USD LIBOR + 1.75%
1.89%, 04/16/2025
(o)
777 754
1 Month USD LIBOR + 1.75%
1.89%, 04/16/2025
(o)
2,292 2,224
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.91%, 06/30/2026
(o)
1,770 1,707
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc /The
3.91%, 05/03/2026
(o)
2,233 2,215
3 Month USD LIBOR + 3.75%
4.75%, 05/04/2026
(o)
943 941
1 Month USD LIBOR + 4.00%
Xperi Holding Corp
4.14%, 06/01/2025
(o)
750 732
1 Month USD LIBOR + 4.00%
Zelis Payments Buyer Inc
4.91%, 09/25/2026
(o)
1,531 1,529
1 Month USD LIBOR + 4.75%
$ 60,611
Telecommunications - 1.59%
Altice France SA/France
4.75%, 08/14/2026
(o)
3,930 3,871
3 Month USD LIBOR + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
76
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Avaya Inc
4.41%, 12/16/2024
(o)
$ 5,352 $ 5,194
3 Month USD LIBOR + 4.25%
CenturyLink Inc
2.41%, 03/15/2027
(o)
4,114 3,969
1 Month USD LIBOR + 2.25%
CommScope Inc
3.41%, 04/06/2026
(o)
2,771 2,708
3 Month USD LIBOR + 3.25%
Connect Finco SARL
5.50%, 09/23/2026
(o)
1,870 1,818
1 Month USD LIBOR + 4.50%
Consolidated Communications Inc
4.00%, 10/05/2023
(o)
1,146 1,116
3 Month USD LIBOR + 3.00%
Frontier Communications Corp
5.35%, 06/15/2024
(o)
5,657 5,700
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(o)
1,748 1,777
1 Month USD LIBOR + 5.50%
8.00%, 11/27/2023
(o)
9,816 9,876
1 Month USD LIBOR + 3.75%
8.62%, 01/15/2024
(o)
2,425 2,448
Intrado Corp
4.50%, 10/10/2024
(o)
544 482
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(o)
2,584 2,306
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
4.75%, 10/16/2026
(o)
2,600 2,605
1 Month USD LIBOR + 3.75%
Maxar Technologies Ltd
2.91%, 10/05/2024
(o)
1,395 1,345
3 Month USD LIBOR + 2.75%
MLN US Holdco LLC
4.66%, 11/30/2025
(o)
744 629
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.76%, 07/02/2025
(o)
1,392 1,298
3 Month USD LIBOR + 2.50%
T-Mobile USA Inc
3.14%, 04/01/2027
(o)
1,500 1,503
1 Month USD LIBOR + 3.00%
Windstream Services LLC
0.00%, 08/11/2027
(o),(q)
1,140 1,110
6.15%, 09/30/2020
(o)
1,150 673
3 Month USD LIBOR + 2.00%
Zayo Group Holdings Inc
3.16%, 02/19/2027
(o)
219 213
1 Month USD LIBOR + 3.00%
$ 50,641
Transportation - 0.06%
CEVA Logistics Finance BV
5.31%, 08/04/2025
(o)
733 645
3 Month USD LIBOR + 5.00%
Genesee & Wyoming Inc
2.31%, 11/06/2026
(o)
797 783
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
2.16%, 02/24/2025
(o)
644 631
3 Month USD LIBOR + 2.00%
$ 2,059
TOTAL SENIOR FLOATING RATE INTERESTS $ 479,702
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.78%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.79%
0.16%, 07/31/2022
(l)
$ 8,000 $ 7,999
US Treasury 3 Month Bill Money Market
Yield + 0.06%
0.21%, 04/30/2022
(l)
17,000 17,018
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.40%, 10/31/2021
(l),(r)
30,000 30,097
US Treasury 3 Month Bill Money Market
Yield + 0.30%
1.13%, 08/15/2040 800 786
1.38%, 08/15/2050 1,045 1,025
$ 56,925
U.S. Treasury Bill - 0.22%
0.13%, 10/08/2020
(l),(n)
7,000 6,999
U.S. Treasury Inflation-Indexed Obligations - 15.77%
0.13%, 01/15/2022 4,514 4,608
0.13%, 04/15/2022 17,191 17,588
0.13%, 07/15/2022 23,092 23,834
0.13%, 01/15/2023 19,058 19,764
0.13%, 07/15/2024 9,289 9,911
0.13%, 10/15/2024 2,658 2,847
0.13%, 04/15/2025 14,811 15,927
0.13%, 07/15/2026 13,032 14,276
0.13%, 01/15/2030
(r)
17,285 19,333
0.13%, 07/15/2030 8,496 9,571
0.25%, 01/15/2025 1,734 1,867
0.25%, 07/15/2029 13,142 14,869
0.25%, 02/15/2050 5,831 6,932
0.38%, 07/15/2023 18,590 19,655
0.38%, 07/15/2025
(r)
21,675 23,751
0.38%, 01/15/2027
(r)
25,885 28,786
0.38%, 07/15/2027 20,529 23,047
0.50%, 01/15/2028 19,660 22,271
0.63%, 04/15/2023 18,611 19,605
0.63%, 01/15/2024 13,115 14,051
0.63%, 01/15/2026
(r)
19,423 21,613
0.63%, 02/15/2043 6,515 7,968
0.75%, 07/15/2028
(r)
20,964 24,412
0.75%, 02/15/2042 9,032 11,274
0.75%, 02/15/2045 10,090 12,804
0.88%, 01/15/2029
(r)
10,364 12,200
0.88%, 02/15/2047 6,701 8,914
1.00%, 02/15/2046 5,833 7,857
1.00%, 02/15/2048 5,698 7,933
1.00%, 02/15/2049 5,583 7,851
1.38%, 02/15/2044 8,141 11,521
1.75%, 01/15/2028 3,149 3,871
2.00%, 01/15/2026 7,852 9,345
2.13%, 02/15/2040 3,377 5,157
2.13%, 02/15/2041 5,446 8,407
2.38%, 01/15/2025 2,343 2,750
2.38%, 01/15/2027 7,365 9,181
2.50%, 01/15/2029 4,228 5,583
3.38%, 04/15/2032 3,262 5,014
3.63%, 04/15/2028 3,597 4,982
$ 501,130
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 565,054
TOTAL PURCHASED OPTIONS - 0.00% $ 84
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.08% $ 2,495
TOTAL PURCHASED CAPPED OPTIONS - 0.01% $ 206
Total Investments $ 3,165,926
Other Assets and Liabilities -  0.38% 12,002
TOTAL NET ASSETS - 100.00% $ 3,177,928

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
77
(a) Security or a portion of the security was on loan at the end of the period.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Non-income producing security
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,380 or 0.36% of net assets.
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $175,049 or 5.51% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
( i ) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,756 or 0.15%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $22,555 or 0.71% of net assets.
(n) Rate shown is the discount rate of the original purchase.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after August 31, 2020, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $4,198 or 0.13% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 26.67%
Utilities 12.50%
Financial 12.18%
Basic Materials 9.78%
Energy 9.21%
Consumer, Non-cyclical 6.80%
Industrial 6.70%
Mortgage Securities 4.14%
Communications 3.40%
Consumer, Cyclical 3.24%
Technology 2.51%
Money Market Funds 2.19%
Investment Companies 0.21%
Purchased Interest Rate Swaptions 0.08%
Purchased Capped Options 0.01%
Purchased Options 0.00%
Other Assets and Liabilities
0.38%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 115,751 $ 2,544,812 $ 2,591,155 $ 69,408
$ 115,751 $ 2,544,812 $ 2,591,155 $ 69,408
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,133 $ — $ — $ —
$ 1,133 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 51 0.00%
Fieldwood Energy LLC 04/05/2018 273 — 0.00%
Millennium Health LLC 03/15/2016 — 23 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 93 0.00%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 38,200 0.30% 02/15/2022 $ 68 $ 188 $ 120
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive 3,630 0.30% 02/15/2022 15 18 3
Total $ 83 $ 206 $ 123

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
78
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 19,100 0.55% 02/15/2022 $ (16) $ (59) $ (43)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 19,100 0.55% 02/15/2022 (19) (59) (40)
Total $ (35) $ (118) $ (83)
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 2,545 EUR 0.90 11/03/2020 $ 41 $ 27 $ (14)
Call - 90 Day Eurodollar Future;
December 2021
N/A 204 $ 510 $ 99.75 12/14/2021 40 56 16
Put - US 10 Year Note Future;
December 2020
N/A 14 14 $ 138.50 09/08/2020 3 1 (2)
Total $ 84 $ 84 $ —
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 51 $ 128 $ 100.00 12/14/2021 $ (8) $ (6) $ 2
Call - 90 Day Eurodollar Future;
December 2021
N/A 102 255 $ 99.38 12/14/2021 (5 2 ) (110) (5 8 )
Total $ (60) $ (116) $ (5 6 )
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 880 1.77% 11/06/2024 $ 10 $ 11 $ 1
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,310 0.39% 05/23/2023 19 19 —
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.77% 11/06/2024 50 115 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 124 61
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 75 16
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 98 66
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 273 204
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 365 275
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 245 185
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 97 65
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 20 18 (2)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 32 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 27 28 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 28 (12)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 72 53
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 7 22 15

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
79
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 560 3.04% 01/12/2029 $ 32 $ 96 $ 64
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 16,130 1.20% 09/24/2020 50 318 268
Call - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Pay JPY 3,760 0.78% 04/19/2021 2 3 1
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 35 23
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 50 0.83% 11/24/2020 2 1 (1)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 550 0.83% 11/24/2020 38 12 (26)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 880 1.77% 11/06/2024 1 1 —
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.77% 11/06/2024 51 11 (40)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 63 10 (53)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 1 (102)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,490 3.09% 12/07/2038 70 45 (25)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 11 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 11 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 43 (16)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 89 10 (79)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 7 (53)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 6 (27)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 12 —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 27 22 (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 50 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 3 3 —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.28% 06/05/2025 28 25 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 8 (46)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 13 (6)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 4 (2)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 89 21 (68)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 14 (40)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 11 (21)
Put - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Receive JPY 3,760 0.78% 04/19/2021 2 — (2)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 128 15 (113)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 55 1 (54)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 50 0.83% 11/24/2020 4 4 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
80
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 550 0.83% 11/24/2020 $ 38 $ 49 $ 11
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 465 1.35% 09/08/2020 19 — (19)
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 40 1.35% 09/08/2020 1 — (1)
Total $ 1,976 $ 2,495 $ 519
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 880 0.37% 03/18/2021 $ (2) $ (2) $ —
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 610 0.69% 04/12/2023 (3) (3) —
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,310 0.69% 04/12/2023 (25) (32) (7)
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,230 0.61% 04/07/2023 (12) (14) (2)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.58% 11/06/2020 (22) (126) (104)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 9,290 0.41% 03/18/2021 (15) (20) (5)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,110 0.71% 04/07/2021 (31) (19) 12
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 550 0.69% 04/07/2021 (15) (9) 6
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 550 0.88% 04/15/2021 (14) (14) —
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.74% 11/20/2020 (58) (244) (186)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (85) (274) (189)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (494) (420)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 525 0.72% 04/19/2021 (14) (9) 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 550 0.69% 04/07/2021 (15) (9) 6
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 610 0.79% 04/16/2021 (16) (13) 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) (3) —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.67% 07/15/2021 (30) (21) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.72% 06/30/2021 (31) (23) 8
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,030 0.82% 06/17/2021 (26) (25) 1
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (39) (29) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,100 0.69% 05/14/2021 (28) (19) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,170 0.75% 06/03/2021 (54) (44) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.74% 06/28/2021 (32) (25) 7
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 525 0.77% 04/16/2021 (15) (11) 4
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,680 0.74% 04/20/2021 (46) (32) 14
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,110 0.87% 04/12/2021 (31) (29) 2
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 445 0.85% 04/08/2021 (12) (11) 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
81
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive $ 660 0.73% 04/07/2021 $ (17) $ (12) $ 5
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,105 0.71% 04/02/2021 (31) (19) 12
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,250 0.70% 09/24/2020 (36) (314) (278)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,728 1.53% 12/14/2020 (27) (151) (124)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,725 1.51% 12/15/2020 (27) (148) (121)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 290 0.65% 06/17/2022 (5) (5) —
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,400 0.12% 04/05/2022 (31) (41) (10)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 2,780 0.02% 04/08/2022 (35) (58) (23)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,020 0.04% 09/14/2022 (16) (21) (5)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,023 0.14% 09/13/2022 (15) (17) (2)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 690 0.02% 04/08/2022 (13) (14) (1)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 10,710 0.25% 06/30/2021 (68) (51) 17
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,660 0.15% 10/14/2020 (2) — 2
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,680 0.15% 10/20/2020 (2) (1) 1
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,030 0.61% 06/16/2022 (45) (44) 1
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 610 0.69% 04/12/2023 (1) (1) —
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 880 0.37% 03/18/2021 — — —
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (41) — 41
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) — 78
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,310 0.69% 04/12/2023 (25) (8) 17
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,230 0.61% 04/07/2023 (12) (4) 8
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.58% 11/06/2020 (22) — 22
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 9,290 0.41% 03/18/2021 (16) (1) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,040 1.64% 11/03/2020 (25) — 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (1) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 550 0.69% 04/07/2021 (16) (13) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 730 1.10% 07/15/2021 (7) (8) (1)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,670 1.00% 06/02/2021 (71) (60) 11
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 750 1.10% 07/19/2021 (8) (9) (1)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) — 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,010 1.62% 09/15/2020 (25) — 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,216 1.60% 03/07/2022 (20) (10) 10

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
82
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,050 1.62% 11/03/2020 $ (26) $ — $ 26
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.76% 09/17/2020 (50) — 50
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,110 0.71% 04/07/2021 (31) (24) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,420 1.74% 11/20/2020 (58) — 58
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (31) 53
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (3) 14
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (44) (5) 39
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (5) 40
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (7) 133
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,070 1.05% 06/14/2021 (16) (13) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 550 0.88% 04/15/2021 (15) (8) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (7) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (7) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,000 0.95% 08/05/2021 (11) (17) (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (40) (44) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,100 0.69% 05/14/2021 (28) (28) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,790 1.60% 03/07/2022 (19) (15) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 525 0.77% 04/16/2021 (14) (10) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.67% 07/15/2021 (30) (35) (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (4) (4) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,030 0.82% 06/17/2021 (25) (21) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 440 1.00% 06/02/2021 (8) (6) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.72% 06/30/2021 (31) (31) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,170 0.75% 06/03/2021 (54) (50) 4
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,090 0.95% 08/06/2021 (13) (19) (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (2) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (22) (10) 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 610 0.79% 04/16/2021 (16) (11) 5
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (10) 12
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.74% 06/28/2021 (31) (29) 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 100 1.05% 06/14/2021 (1) (1) —
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (33) (16) 17

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
83
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 550 0.69% 04/07/2021 $ (15) $ (13) $ 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 680 1.15% 01/11/2022 (10) (11) (1)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 525 0.72% 04/19/2021 (15) (12) 3
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (4) 24
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (2) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,105 0.71% 04/02/2021 (31) (24) 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 660 0.73% 04/07/2021 (17) (14) 3
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (20) (5) 15
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (12) 42
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 445 0.85% 04/08/2021 (12) (7) 5
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (51) (26) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,110 0.87% 04/12/2021 (31) (17) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (7) 26
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (7) 34
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,680 0.74% 04/20/2021 (46) (35) 11
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (8) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,400 0.00% 06/28/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (2) 3
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 11,740 2.00% 11/30/2020 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) (3) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,220 1.05% 10/05/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,200 0.00% 06/21/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (26) — 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (27) (1) 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,728 1.53% 12/14/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,920 0.25% 09/06/2021 (12) (7) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (7) (1) 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (13) (1) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (17) (1) 16

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
84
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,500 0.05% 07/06/2021 $ (6) $ (1) $ 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (8) 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (36) (1) 35
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 5,220 1.05% 10/05/2020 (7) — 7
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,845 1.00% 10/06/2020 (5) — 5
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,710 0.60% 09/25/2020 (11) — 11
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (1) 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,725 1.51% 12/15/2020 (27) — 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.08% 06/01/2021 (9) — 9
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.12% 04/05/2022 (30) (19) 11
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (15) (12) 3
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,780 0.02% 04/08/2022 (36) (18) 18
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 690 0.02% 04/08/2022 (5) (4) 1
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,020 0.04% 09/14/2022 (16) (10) 6
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 290 0.65% 06/17/2022 (4) (3) 1
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,320 0.45% 10/14/2020 (5) (2) 3
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,680 0.45% 10/20/2020 (2) (2) —
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,030 0.61% 06/16/2022 (46) (37) 9
Total $ (3,621) $ (3,375) $ 246
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; November 2020
(a)
Long 142 $ 6,430 $ 262
Canada 10 Year Bond; December 2020 Long 19 2,199 (14)
Cocoa; December 2020
(a)
Long 409 10,855 562
Coffee 'C'; December 2020
(a)
Long 328 15,873 1,221
Copper; December 2020
(a)
Long 310 23,727 1,126
Corn; December 2020
(a)
Long 729 13,040 (46)
Cotton No.2; December 2020
(a)
Long 260 8,471 106
Euro Bond 10 Year Bond; September 2020 Short 38 7,961 (14)
Euro Buxl 30 Year Bond; December 2020 Short 6 1,542 (4)
Euro Buxl 30 Year Bond; September 2020 Short 3 777 —
Euro-BTP; September 2020 Short 11 1,919 (82)
Feeder Cattle; October 2020
(a)
Short 137 9,633 311
Gasoline RBOB; November 2020
(a)
Long 49 2,445 (22)
Gold 100 oz ; December 2020
(a)
Long 84 16,620 1,289
Japan 10 Year Bond TSE; September 2020 Short 10 14,312 33
KC HRW Wheat; December 2020
(a)
Long 583 13,853 664
Lean Hogs; December 2020
(a)
Short 101 2,227 (48)
Lean Hogs; October 2020
(a)
Short 307 6,582 (178)
Live Cattle; December 2020
(a)
Short 33 1,439 2
Live Cattle; October 2020
(a)
Short 89 3,749 (23)
LME Copper; November 2020
(a)
Short — — (71)
LME Copper; September 2020
(a)
Short — — 70
LME Lead; December 2020
(a)
Short 106 5,238 (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
85
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Lead; November 2020
(a)
Short 2 $ 98 $ (255)
LME Lead; September 2020
(a)
Short — — 662
LME Nickel; December 2020
(a)
Short 91 8,399 (462)
LME Nickel; June 2021
(a)
Long 8 743 52
LME Nickel; September 2020
(a)
Short — — 146
LME PRI Alum; December 2020
(a)
Long 16 723 394
LME PRI Alum; June 2021
(a)
Long 256 11,793 205
LME PRI Alum; September 2020
(a)
Short — — (469)
LME Zinc; December 2020
(a)
Long 229 14,426 1,461
LME Zinc; September 2020
(a)
Short — — 2,099
Low Sulphur Gasoline; November 2020
(a)
Short 160 5,984 65
Natural Gas; January 2021
(a)
Long 89 2,986 132
Natural Gas; November 2020
(a)
Short 187 5,460 (257)
NY Harb ULSD; November 2020
(a)
Short 189 9,846 345
Palladium; December 2020
(a)
Short 14 3,191 (129)
Platinum; January 2021
(a)
Short 13 616 10
Platinum; October 2020
(a)
Short 83 3,892 (19)
Silver; December 2020
(a)
Long 95 13,582 3,077
Soybean Meal; December 2020
(a)
Long 234 7,312 399
Soybean Oil; December 2020
(a)
Long 489 9,641 704
Soybean; November 2020
(a)
Long 138 6,579 307
Sugar #11; March 2021
(a)
Long 106 1,577 (13)
Sugar #11; October 2020
(a)
Long 10 142 (6)
US 10 Year Note; December 2020 Short 46 6,406 (13)
US 10 Year Ultra Note; December 2020 Short 138 22,002 (31)
US 2 Year Note; December 2020 Long 262 57,888 26
US 5 Year Note; December 2020 Long 130 16,384 22
US Long Bond; December 2020 Short 3 527 1
US Ultra Bond; December 2020 Long 5 1,104 (8)
Wheat; December 2020
(a)
Long 107 2,955 251
WTI Crude; March 2021
(a)
Long 390 17,183 54
WTI Crude; November 2020
(a)
Short 277 11,883 (3)
Total $ 13,885
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 09/03/2020 GBP 109 $ 143 $ 3 $ —
ANZ Stockbroking 09/03/2020 $ 11,530 EUR 9,731 — (83)
ANZ Stockbroking 11/02/2020 $ 36 EUR 30 — —
Bank of America NA 09/03/2020 $ 21,853 JPY 2,296,462 17 2 —
Bank of America NA 09/03/2020 NZD 18,017 $ 12,109 27 —
Bank of America NA 09/16/2020 CAD 4,668 $ 3,445 134 —
Bank of America NA 10/05/2020 $ 12,109 NZD 18,017 — (23)
BNP Paribas 09/03/2020 $ 2,321 AUD 3,251 — (77)
BNP Paribas 09/03/2020 $ 42 GBP 32 — (1)
BNP Paribas 09/03/2020 NZD 1,606 $ 1,060 22 —
BNP Paribas 09/16/2020 $ 849 CAD 1,109 — (1)
Citigroup Inc 09/03/2020 $ 2,716 GBP 2,059 — (36)
Citigroup Inc 09/03/2020 GBP 1,982 $ 2,639 10 —
Citigroup Inc 09/03/2020 CAD 157 $ 120 — —
Citigroup Inc 09/03/2020 $ 310 NZD 475 — (10)
Citigroup Inc 09/16/2020 $ 1,760 CAD 2,353 — (44)
Citigroup Inc 10/05/2020 $ 2,640 GBP 1,982 — (9)
Citigroup Inc 10/05/2020 $ 120 CAD 157 — —
Goldman Sachs & Co 09/03/2020 NZD 1,923 $ 1,293 2 —
HSBC Securities Inc 09/03/2020 $ 266 CAD 355 — (6)
JPMorgan Chase 09/03/2020 JPY 2,287,697 $ 21,585 15 —
JPMorgan Chase 10/05/2020 $ 183 EUR 154 — —
JPMorgan Chase 10/05/2020 $ 21,763 JPY 2,305,586 — (19)
Morgan Stanley & Co 09/03/2020 AUD 3,318 $ 2,437 10 —
Royal Bank of Scotland 09/03/2020 $ 276 NZD 415 — (4)
Standard Chartered Bank, Hong Kong 09/03/2020 $ 251 EUR 213 — (3)
Standard Chartered Bank, Hong Kong 09/03/2020 $ 13,716 NZD 20,656 — (19 9 )
UBS AG 09/03/2020 EUR 9,155 $ 10,939 — (14)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
86
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
UBS AG 10/05/2020 $ 10,947 EUR 9,155 $ 15 $ —
Westpac Banking Corporation 11/02/2020 GBP 963 $ 1,205 82 —
Westpac Banking Corporation 11/02/2020 $ 1,205 EUR 1,060 — (61)
Total $ 49 2 $ (5 90 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 8,540 $ (241) $ (26) $ (267)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 09/02/2030 $ 970 (3) — (3)
3 Month USD LIBOR Pay 0.76% Quarterly Semiannual N/A 09/08/2025 576 12 — 12
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 1,060 8 — 8
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 8 — 8
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (27) — (27)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 1,720 12 — 12
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 545 (12) — (12)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 07/02/2030 620 (4) — (4)
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 09/08/2030 820 25 — 25
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 2,610 (1) — (1)
3 Month USD LIBOR Pay 0.73% Quarterly Semiannual N/A 09/04/2022 5,790 60 — 60
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,920 39 — 39
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,905 39 — 39
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 1,070 6 — 6
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 600 31 — 31
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 9,730 (324) 1 (323)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 700 70 — 70
3 Month USD LIBOR Pay 0.57% Quarterly Semiannual N/A 07/27/2030 290 (4) — (4)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 650 55 — 55
3 Month USD LIBOR Pay 0.30% Quarterly Semiannual N/A 05/05/2023 1,810 3 — 3
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 600 (53) — (53)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 240 47 — 47
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 27 — 27
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 03/11/2050 110 (12) — (12)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (9) — (9)
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 600 42 — 42
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 600 36 — 36
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 37,510 (1,219) 1 (1,218)
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 1,640 (97) — (97)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 1,200 (71) — (71)
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 5,810 102 — 102
3 Month USD LIBOR Pay 0.63% Quarterly Semiannual N/A 07/10/2030 610 (5) — (5)
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/28/2030 930 (12) — (12)
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 03/11/2030 310 1 — 1
3 Month USD LIBOR Pay 0.85% Quarterly Semiannual N/A 03/12/2040 1,190 (59) — (59)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 25 — 25
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,490 20 — 20
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 05/09/2032 1,250 (15) — (15)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 25 — 25
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 200 15 — 15
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 230 (1) — (1)
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 580 (17) — (17)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 11/24/2022 5,020 (1) — (1)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 4 — 4
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 20 — 20
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 (46) — (46)
3 Month USD LIBOR Pay 0.64% Quarterly Semiannual N/A 04/07/2030 1,610 (8) — (8)
3 Month USD LIBOR Pay 0.35% Quarterly Semiannual N/A 10/02/2022 2,760 8 — 8
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 4 — 4
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 05/04/2030 700 (5) — (5)
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 06/03/2022 9,766 (134) — (134)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 1,596 6 — 6
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 1,040 4 — 4
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 09/02/2030 280 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
87
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 08/21/2050 $ 400 $ 3 $ — $ 3
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 7 — 7
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 5 — 5
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 9 — 9
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 11,570 (18) — (18)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 1 — 1
3 Month USD LIBOR Pay 0.31% Quarterly Semiannual N/A 06/14/2023 1,835 3 — 3
3 Month USD LIBOR Pay 0.43% Quarterly Semiannual N/A 09/29/2022 1,270 5 — 5
3 Month USD LIBOR Pay 0.37% Quarterly Semiannual N/A 09/29/2022 1,940 6 — 6
3 Month USD LIBOR Pay 0.67% Quarterly Semiannual N/A 06/03/2030 820 (3) — (3)
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 09/29/2022 1,380 4 — 4
3 Month USD LIBOR Pay 0.34% Quarterly Semiannual N/A 09/29/2022 3,310 9 — 9
3 Month USD LIBOR Pay 0.29% Quarterly Semiannual N/A 06/14/2023 1,835 2 — 2
3 Month USD LIBOR Pay 0.58% Quarterly Semiannual N/A 07/31/2030 930 (12) — (12)
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 600 52 — 52
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 600 50 — 50
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (28) — (28)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (299) 1 (298)
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 297 — 297
3 Month USD LIBOR Receive 0.30% Semiannual Quarterly N/A 02/28/2025 2,110 — — —
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 02/15/2047 660 17 — 17
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 05/15/2030 4,780 (27) (2) (29)
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 05/15/2030 1,070 6 — 6
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 08/25/2050 2,350 (189) — (189)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (9) — (9)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (6) — (6)
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 08/21/2050 90 (2) — (2)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 14 — 14
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (25) — (25)
3 Month USD LIBOR Pay 0.99% Quarterly Semiannual N/A 08/21/2050 90 (2) — (2)
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 660 55 — 55
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (17) — (17)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 08/20/2030 120 (1) — (1)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 27 — 27
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 310 (106) — (106)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 09/01/2030 280 (1) — (1)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 09/01/2030 280 (1) — (1)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 09/01/2030 280 (1) — (1)
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 390 (18) — (18)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (531) 5 (526)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,813 (20) 1,793
3 Month USD LIBOR Receive 0.72% Semiannual Quarterly N/A 08/28/2030 280 — — —
3 Month USD LIBOR Receive 0.70% Semiannual Quarterly N/A 08/27/2030 280 — — —
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 08/27/2030 280 1 (1) —
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 08/27/2030 280 1 — 1
3 Month USD LIBOR Receive 0.35% Semiannual Quarterly N/A 08/27/2025 1,040 (1) — (1)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,360 229 — 229
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 75 — 75
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (212) — (212)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 9,380 (113) — (113)
3 Month USD LIBOR Receive 0.21% Semiannual Quarterly N/A 09/15/2022 14,230 (2) — (2)
3 Month USD LIBOR Receive 1.20% Semiannual Quarterly N/A 08/19/2030 2,180 (105) — (105)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 25 — 25
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 — — —
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 600 57 — 57
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 660 64 — 64
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 660 69 — 69
3 Month USD LIBOR Pay 0.18% Quarterly Semiannual N/A 11/10/2022 6,750 (4) — (4)
3 Month USD LIBOR Receive 0.75% Semiannual Quarterly N/A 08/12/2022 4,320 (45) — (45)
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 08/17/2023 1,160 — — —
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 792 — 792
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 9 — 9
3 Month USD LIBOR Receive 1.42% Semiannual Quarterly N/A 08/19/2030 1,760 (122) — (122)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 660 (59) — (59)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 — — —
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 570 (45) — (45)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,985 606 — 606

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
88
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.70% Quarterly Semiannual N/A 08/17/2030 $ 230 $ — $ — $ —
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 800 (51) — (51)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (18) — (18)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 480 (34) — (34)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 4 — 4
3 Month USD LIBOR Receive 0.35% Semiannual Quarterly N/A 08/18/2025 520 (1) — (1)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (39) — (39)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 310 (20) — (20)
3 Month USD LIBOR Pay 1.02% Quarterly Semiannual N/A 08/17/2050 210 (4) — (4)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (19) — (19)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/27/2023 EUR 1,280 — — —
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/05/2023 1,020 — — —
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 08/09/2023 810 — — —
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 07/21/2022 2,610 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 07/20/2026 1,030 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 07/20/2023 2,700 — — —
6 Month Euro Interbank Offered Rate Receive (0.01)% Annual Semiannual N/A 07/14/2050 870 39 1 40
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 07/14/2030 2,580 (14) — (14)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 08/24/2023 1,130 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.41)% Annual Semiannual N/A 02/16/2023 2,420 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 08/16/2027 1,880 (3) — (3)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 08/16/2027 470 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.40)% Annual Semiannual N/A 02/16/2023 2,370 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 07/08/2023 1,250 — — —
6 Month Euro Interbank Offered Rate Pay (0.40)% Semiannual Annual N/A 06/25/2023 1,310 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 06/24/2023 1,320 — — —
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 06/23/2050 890 19 — 19
6 Month Euro Interbank Offered Rate Pay (0.15)% Semiannual Annual N/A 06/23/2030 2,735 (1) 1 —
6 Month Euro Interbank Offered Rate Pay (0.42)% Semiannual Annual N/A 07/02/2023 1,870 — — —
6 Month Euro Interbank Offered Rate Pay (0.37)% Semiannual Annual N/A 05/06/2023 470 1 — 1
6 Month Euro Interbank Offered Rate Receive (0.35)% Annual Semiannual N/A 03/20/2022 1,210 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 120 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/06/2022 950 — (1) (1)
6 Month Euro Interbank Offered Rate Pay (0.48)% Semiannual Annual N/A 03/05/2022 2,560 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.47)% Semiannual Annual N/A 03/04/2023 1,290 (1) (1) (2)
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 2,340 1 (1) —
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 1,390 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 1,800 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 — — —
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 — — —
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (14) (1) (15)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (4) (1) (5)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,020 (39) (3) (42)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 4,940 9 — 9
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 1,335 (10) (1) (11)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 2,370 (12) (1) (13)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 1,335 (10) (1) (11)
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 (22) (1) (23)
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 — — —
6 Month Euro Interbank Offered Rate Receive (0.38)% Annual Semiannual N/A 06/19/2022 1,720 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.49)% Semiannual Annual N/A 03/09/2022 1,730 (1) (1) (2)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 03/23/2022 4,410 (11) — (11)
6 Month Euro Interbank Offered Rate Pay (0.38)% Semiannual Annual N/A 05/04/2023 1,410 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.35)% Semiannual Annual N/A 11/02/2022 1,420 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 05/03/2023 1,410 2 1 3
6 Month Euro Interbank Offered Rate Pay (0.31)% Semiannual Annual N/A 04/29/2023 670 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,550 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/20/2022 2,200 5 1 6
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 07/16/2022 1,830 4 1 5
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 10/02/2022 1,980 5 — 5
6 Month Euro Interbank Offered Rate Receive (0.34)% Annual Semiannual N/A 03/20/2022 1,220 (2) — (2)
6 Month Euro Interbank Offered Rate Pay (0.34)% Semiannual Annual N/A 10/02/2022 2,120 4 1 5
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 2,045 2 — 2
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/30/2022 436 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.28)% Semiannual Annual N/A 06/26/2022 436 1 — 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
89
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay (0.29)% Semiannual Annual N/A 06/25/2022 EUR 436 $ 1 $ — $ 1
6 Month Euro Interbank Offered Rate Pay (0.25)% Semiannual Annual N/A 06/24/2022 1,162 4 — 4
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,700 (26) (1) (27)
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/24/2023 4,695 (26) (2) (28)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 03/24/2023 4,695 (27) (2) (29)
6 Month Euro Interbank Offered Rate Receive (0.26)% Annual Semiannual N/A 09/22/2022 2,360 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.32)% Semiannual Annual N/A 09/29/2022 1,080 3 — 3
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 JPY 8,330 1 1 2
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 8,220 (5) — (5)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 (1) — (1)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 $ 5,460 (27) — (27)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (78) — (78)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 5,375 29 — 29
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (69) — (69)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 5,730 348 1 349
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 3,930 (57) — (57)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (104) — (104)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 11,990 37 — 37
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.96% Annual Annual N/A 08/31/2030 4,940 (43) 1 (42)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.25% Annual Annual N/A 03/11/2030 2,675 182 — 182
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 1,540 43 — 43
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 338 — 338
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 EUR 4,285 (203) (16) (219)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (15) (1) (16)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 GBP 3,035 85 (5) 80
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 69 (1) 68
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,095 153 (5) 148
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 (131) 9 (122)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 188 (25) 163
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (340) (12) (352)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 248 (10) 238
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 1,065 (11) 1 (10)
United Kingdom Retail Prices Index Receive 3.47% Annual Annual N/A 08/15/2030 1,805 40 1 41
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 79 (7) 72
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 49 (10) 39
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (23) 7 (16)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 25 (10) 15
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 (8) 7 (1)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 64 (8) 56
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 (108) 10 (98)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 1 (1) —
United Kingdom Retail Prices Index Pay 3.29% Annual Annual N/A 03/15/2030 3,310 (79) (6) (85)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (135) 24 (111)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 5,285 141 (13) 128
Total $ 1,046 $ (121) $ 925
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2020
See accompanying notes.
90
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
340,958 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 09/23/2020 $ 52,401 $ — $ 944 $ —
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
127,663 Receive 0.17% Annual 09/08/2020 11,523 — 48 —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 09/23/2020 82,780 — 1,49 2 —
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
98,735 Receive 0.33% Annual 09/08/2020 8,582 — — (49)
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 09/23/2020 22,477 — 405 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
149,053 Receive 0.35% Annual 09/08/2020 12,491 — 41 —
Total $ — $ 2,93 0 $ (49)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
August 31, 2020
See accompanying notes.
91
INVESTMENT COMPANIES - 3.05% Shares Held Value (000's)
Money Market Funds - 3.05%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
26,003,370 $ 26,003
TOTAL INVESTMENT COMPANIES $ 26,003
COMMON STOCKS - 96.93% Shares Held Value (000's)
Advertising - 1.92%
Interpublic Group of Cos Inc/The 920,573 $ 16,349
Airlines - 0.33%
Alaska Air Group Inc 73,031 2,845
Automobile Parts & Equipment - 1.20%
Autoliv Inc 131,190 10,277
Banks - 2.33%
Bank OZK 301,201 6,940
Cullen/Frost Bankers Inc 185,667 12,896
$ 19,836
Building Materials - 1.04%
Lennox International Inc 31,497 8,830
Chemicals - 2.67%
FMC Corp 212,950 22,756
Commercial Services - 3.52%
Aaron's Inc 345,660 19,319
Morningstar Inc 67,308 10,779
$ 30,098
Computers - 1.14%
Amdocs Ltd 158,505 9,705
Consumer Products - 2.36%
Avery Dennison Corp 174,441 20,129
Electric - 3.97%
Alliant Energy Corp 479,577 25,970
Eversource Energy 93,049 7,975
$ 33,945
Electrical Components & Equipment - 5.32%
Energizer Holdings Inc 487,824 22,581
Littelfuse Inc 126,013 22,788
$ 45,369
Electronics - 1.73%
Arrow Electronics Inc
(b)
188,167 14,782
Environmental Control - 2.09%
Waste Connections Inc 178,012 17,807
Gas - 0.73%
ONE Gas Inc 83,543 6,192
Hand & Machine Tools - 5.01%
Lincoln Electric Holdings Inc 277,415 26,829
Snap-on Inc 107,130 15,884
$ 42,713
Healthcare - Products - 8.68%
STERIS PLC 156,885 25,045
Teleflex Inc 84,051 33,028
Varian Medical Systems Inc
(b)
91,162 15,832
$ 73,905
Healthcare - Services - 2.88%
Universal Health Services Inc 222,978 24,606
Insurance - 4.72%
Fidelity National Financial Inc 589,646 19,358
Markel Corp
(b)
19,235 20,905
$ 40,263
Internet - 1.85%
Rightmove PLC 1,880,326 15,780
Leisure Products & Services - 4.41%
Brunswick Corp/DE 138,006 8,541
YETI Holdings Inc
(b)
565,336 29,047
$ 37,588
Machinery - Diversified - 2.14%
Nordson Corp 97,828 18,244
Media - 0.26%
Cable One Inc 1,221 2,247
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2.27%
Cimarex Energy Co 320,309 $ 8,898
Helmerich & Payne Inc 215,146 3,546
HollyFrontier Corp 290,211 6,927
$ 19,371
REITs - 8.38%
Alexandria Real Estate Equities Inc 148,614 25,024
CyrusOne Inc 386,378 32,274
STORE Capital Corp 526,448 14,235
$ 71,533
Retail - 1.11%
Tractor Supply Co 63,675 9,477
Savings & Loans - 2.13%
Washington Federal Inc 775,250 18,180
Semiconductors - 4.69%
Microchip Technology Inc 78,966 8,663
Teradyne Inc 368,234 31,289
$ 39,952
Software - 10.27%
Black Knight Inc
(b)
440,154 37,017
Fair Isaac Corp
(b)
86,632 36,454
Tyler Technologies Inc
(b)
41,173 14,217
$ 87,688
Toys, Games & Hobbies - 2.45%
Hasbro Inc 264,368 20,869
Transportation - 4.14%
Expeditors International of Washington Inc 375,732 33,211
Kirby Corp
(b)
49,731 2,111
$ 35,322
Water - 1.19%
Essential Utilities Inc 238,668 10,143
TOTAL COMMON STOCKS $ 826,801
Total Investments $ 852,804
Other Assets and Liabilities -  0.02% 156
TOTAL NET ASSETS - 100.00% $ 852,960
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 21.47%
Financial 17.56%
Consumer, Non-cyclical 17.44%
Technology 16.10%
Consumer, Cyclical 9.50%
Utilities 5.89%
Communications 4.03%
Money Market Funds 3.05%
Basic Materials 2.67%
Energy 2.27%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
August 31, 2020
See accompanying notes.
92
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 19,943 $ 271,121 $ 265,061 $ 26,003
$ 19,9 43 $ 271,121 $ 265,061 $ 26,003
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
93
INVESTMENT COMPANIES - 12.24% Shares Held Value (000's)
Exchange-Traded Funds - 0.10%
iShares Russell 1000 Growth ETF 2,105 $ 480
iShares Russell 2000 Value ETF 226 24
SPDR Gold Shares ETP 798 147
VanEck Vectors Gold Miners ETF 2,460 104
VanEck Vectors Junior Gold Miners ETF 1,381 83
$ 838
Money Market Funds - 12.14%
First American Government Obligations Fund -
Institutional Class 0.05%
(a)
3,500,116 3,500
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.02%
(a),(b)
4,768,680 4,769
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
89,035,833 89,036
$ 97,305
TOTAL INVESTMENT COMPANIES $ 98,143
COMMON STOCKS - 41.74% Shares Held Value (000's)
Advertising - 0.07%
Clear Channel Outdoor Holdings Inc
(d)
94,859 $ 111
Interpublic Group of Cos Inc/The
(e)
5,943 105
Omnicom Group Inc
(e)
2,237 121
WPP PLC 21,705 184
$ 521
Aerospace & Defense - 0.61%
Airbus SE
(d)
488 40
General Dynamics Corp
(e)
2,481 371
HEICO Corp - Class A
(e)
1,428 128
Howmet Aerospace Inc
(e)
42,881 751
Lockheed Martin Corp
(e)
3,630 1,416
Moog Inc 1,073 65
MTU Aero Engines AG 600 111
Northrop Grumman Corp 1,289 442
Raytheon Technologies Corp 1,584 97
Thales SA 2,680 209
TransDigm Group Inc
(e)
2,312 1,155
Ultra Electronics Holdings PLC 4,061 125
$ 4,910
Agriculture - 0.26%
Altria Group Inc
(e)
9,281 406
Archer-Daniels-Midland Co
(e)
5,641 252
Philip Morris International Inc
(e)
13,035 1,040
Swedish Match AB 5,513 419
$ 2,117
Airlines - 0.03%
Southwest Airlines Co 5,624 211
Apparel - 0.43%
Carter's Inc 1,839 146
Hanesbrands Inc
(e)
14,870 227
Kontoor Brands Inc 3,961 88
LVMH Moet Hennessy Louis Vuitton SE 1,048 492
NIKE Inc
(e)
6,854 767
Puma SE
(d)
2,411 200
PVH Corp
(e)
19,493 1,087
Steven Madden Ltd 9,201 195
VF Corp 1,970 129
Wolverine World Wide Inc 5,833 146
$ 3,477
Automobile Manufacturers - 0.36%
Cummins Inc
(e)
2,560 531
Ferrari NV 2,630 513
General Motors Co
(e)
6,318 187
PACCAR Inc 7,615 654
REV Group Inc 10,687 83
Tesla Inc
(d),(e)
165 82
Volvo AB - B Shares
(d)
43,303 829
$ 2,879
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.16%
BorgWarner Inc
(e)
12,830 $ 521
Cooper Tire & Rubber Co 2,902 100
Gentherm Inc
(d)
2,600 118
Magna International Inc 5,900 287
Rheinmetall AG 2,384 221
$ 1,247
Banks - 1.32%
Allegiance Bancshares Inc 2,302 59
Ameris Bancorp 2,362 58
Aozora Bank Ltd 13,600 244
Atlantic Union Bankshares Corp 1,577 37
Banca Generali SpA 5,367 163
Bank of America Corp
(e)
19,486 502
Bank OZK 5,611 129
Cadence BanCorp 9,121 87
Citigroup Inc 415 21
Concordia Financial Group Ltd 75,300 250
DBS Group Holdings Ltd 16,600 254
DNB ASA
(d)
14,997 240
Fifth Third Bancorp
(e)
23,444 484
FinecoBank Banca Fineco SpA
(d)
8,628 131
First Citizens BancShares Inc/NC 188 74
First Hawaiian Inc 3,826 63
First Interstate BancSystem Inc 2,259 74
First Midwest Bancorp Inc/IL 4,849 60
First Republic Bank/CA 1,662 188
FNB Corp/PA 9,187 69
Fukuoka Financial Group Inc 13,700 226
Goldman Sachs Group Inc/The
(e)
2,163 443
Great Western Bancorp Inc 4,929 69
Heritage Commerce Corp 8,296 57
Hilltop Holdings Inc 3,871 80
Home BancShares Inc/AR 5,453 88
ING Groep NV 102,199 834
Intesa Sanpaolo SpA
(d)
47,218 102
JPMorgan Chase & Co
(e)
2,340 234
KBC Group NV 1,438 82
M&T Bank Corp 5,749 594
Macquarie Group Ltd 2,228 209
Morgan Stanley
(e)
8,991 470
Natixis SA
(d)
108,841 300
PNC Financial Services Group Inc/The
(e)
4,453 496
Seven Bank Ltd 100,100 251
Shinsei Bank Ltd 17,800 208
Sumitomo Mitsui Financial Group Inc 8,800 259
Sumitomo Mitsui Trust Holdings Inc 12,900 372
SVB Financial Group
(d),(e)
2,047 523
Swedbank AB
(d)
8,588 146
Truist Financial Corp 553 21
UBS Group AG
(d)
21,132 257
Umpqua Holdings Corp 5,597 63
United Community Banks Inc/GA 3,496 63
US Bancorp
(e)
2,605 95
Veritex Holdings Inc 3,601 65
Wells Fargo & Co
(e)
16,878 408
Western Alliance Bancorp 5,134 181
Zions Bancorp NA
(e)
6,361 204
$ 10,587
Beverages - 0.64%
Boston Beer Co Inc/The
(d)
137 121
Carlsberg AS 196 28
Coca-Cola Co/The
(e)
23,916 1,185
Coca-Cola HBC AG
(d)
4,884 130
Constellation Brands Inc
(e)
5,477 1,010
Diageo PLC 12,018 401
Keurig Dr Pepper Inc 5,735 171
Molson Coors Beverage Co 3,377 127
Monster Beverage Corp
(d),(e)
13,140 1,102

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
94
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
PepsiCo Inc
(e)
6,077 $ 851
$ 5,126
Biotechnology - 0.42%
Abcam PLC 7,767 129
Alexion Pharmaceuticals Inc
(d),(e)
1,907 218
Amgen Inc 1,140 289
Apellis Pharmaceuticals Inc
(d)
3,415 105
Arena Pharmaceuticals Inc
(d)
1,235 86
Ascendis Pharma A/S ADR
(d)
334 50
Biogen Inc
(d),(e)
2,530 728
ChemoCentryx Inc
(d)
1,050 56
Constellation Pharmaceuticals Inc
(d)
1,682 35
Emergent BioSolutions Inc
(d)
1,041 119
Exact Sciences Corp
(d)
1,789 135
Genmab A/S
(d)
625 236
Gilead Sciences Inc 6,792 453
Illumina Inc
(d)
209 75
Incyte Corp
(d)
311 30
Ionis Pharmaceuticals Inc
(d),(e)
2,183 119
Regeneron Pharmaceuticals Inc
(d)
503 312
Sage Therapeutics Inc
(d)
900 47
Y-mAbs Therapeutics Inc
(d)
4,048 174
$ 3,396
Building Materials - 0.81%
American Woodmark Corp
(d)
1,388 121
Boise Cascade Co 3,457 158
Carrier Global Corp
(e)
11,493 343
Cemex SAB de CV ADR 88,953 286
Cie de Saint-Gobain
(d)
9,264 374
CRH PLC 1,616 60
CRH PLC 4,956 185
Daikin Industries Ltd 2,000 377
Fortune Brands Home & Security Inc
(e)
5,293 445
Geberit AG 780 449
JELD-WEN Holding Inc
(d)
6,900 145
Johnson Controls International plc
(e)
8,541 348
Lennox International Inc 1,954 547
LIXIL Group Corp 13,900 255
Marshalls PLC 15,542 131
Martin Marietta Materials Inc
(e)
2,366 480
Masco Corp
(e)
10,837 632
Rinnai Corp 2,300 213
ROCKWOOL International A/S 425 161
Sanwa Holdings Corp 6,100 61
TOTO Ltd 7,200 316
Vulcan Materials Co 1,964 236
Wienerberger AG 7,585 205
$ 6,528
Chemicals - 1.42%
Akzo Nobel NV 1,685 166
Asahi Kasei Corp 12,400 104
Borregaard ASA 6,024 88
Brenntag AG 3,228 202
Celanese Corp
(e)
5,895 596
CF Industries Holdings Inc
(e)
26,344 860
Dow Inc 4,879 220
DuPont de Nemours Inc
(e)
21,084 1,176
Eastman Chemical Co
(e)
2,097 153
Ecolab Inc 4,362 860
FMC Corp 1,330 142
Hexion Holdings Corp
(d)
22,049 189
IMCD NV 1,244 132
Ingevity Corp
(d)
1,588 89
Kansai Paint Co Ltd 6,400 152
Linde PLC
(e)
4,529 1,131
LyondellBasell Industries NV
(e)
5,323 349
Mosaic Co/The 42,580 776
Nissan Chemical Corp 12,400 656
Nitto Denko Corp 9,500 577
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Novozymes A/S 5,261 $ 311
Nutrien Ltd 874 32
PPG Industries Inc
(e)
5,343 643
Sherwin-Williams Co/The
(e)
1,217 817
Shin-Etsu Chemical Co Ltd 5,800 705
Toray Industries Inc 29,700 141
Victrex PLC
(d)
3,395 87
$ 11,354
Commercial Services - 2.14%
2U Inc
(d)
2,333 97
Adtalem Global Education Inc
(d)
2,315 77
AMERCO 659 234
AMN Healthcare Services Inc
(d)
1,800 97
Aramark 4,025 111
Automatic Data Processing Inc
(e)
2,938 409
Babcock International Group PLC 35,884 130
Badger Daylighting Ltd 4,852 139
Bright Horizons Family Solutions Inc
(d)
3,990 531
BrightView Holdings Inc
(d)
6,653 82
Bureau Veritas SA 40,308 915
Carriage Services Inc 3,149 70
Chegg Inc
(d)
1,876 138
Cintas Corp
(e)
5,035 1,678
CoreLogic Inc/United States 34,968 2,322
CoStar Group Inc
(d)
297 252
Deluxe Corp 2,128 60
Elis SA
(d)
6,974 90
EVERTEC Inc 2,782 97
FleetCor Technologies Inc
(d)
463 116
Gartner Inc
(d),(e)
5,183 673
Global Payments Inc 3,303 584
H&R Block Inc 274 4
Hypoport SE
(d)
231 139
ICF International Inc 1,707 117
IHS Markit Ltd
(e)
2,220 177
Kforce Inc 2,243 77
LiveRamp Holdings Inc
(d)
3,007 168
Loomis AB
(d)
5,994 151
Medifast Inc 524 85
Moody's Corp
(e)
2,984 879
Paylocity Holding Corp
(d)
436 64
PayPal Holdings Inc
(d),(e)
6,274 1,281
Persol Holdings Co Ltd 26,400 411
Quanta Services Inc
(e)
17,347 889
Recruit Holdings Co Ltd 2,200 83
Robert Half International Inc
(e)
8,728 465
S&P Global Inc
(e)
3,410 1,249
Square Inc
(d)
3,095 494
TransUnion 8,613 747
TriNet Group Inc
(d)
2,319 157
United Rentals Inc
(d),(e)
3,578 633
$ 17,172
Computers - 1.80%
Accenture PLC - Class A
(e)
3,458 829
Amdocs Ltd 964 59
Apple Inc
(e)
57,820 7,461
Cognizant Technology Solutions Corp 2,782 186
Endava PLC ADR
(d)
1,744 95
Fortinet Inc
(d),(e)
1,841 243
Genpact Ltd 2,103 89
Hewlett Packard Enterprise Co 6,076 59
HP Inc
(e)
28,416 556
International Business Machines Corp
(e)
5,239 646
Itochu Techno-Solutions Corp 9,800 355
Leidos Holdings Inc 1,576 143
Logitech International SA 3,720 275
Lumentum Holdings Inc
(d)
2,443 210
NetApp Inc
(e)
11,597 550
Nomura Research Institute Ltd 5,500 146

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
95
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NTT Data Corp 85,742 $ 979
Obic Co Ltd 400 71
Otsuka Corp 19,000 932
Rapid7 Inc
(d)
2,675 173
Seagate Technology PLC 5,665 272
Softcat PLC 4,462 83
Western Digital Corp 865 33
$ 14,445
Consumer Products - 0.12%
Church & Dwight Co Inc 1,446 138
Clorox Co/The 1,188 266
Kimberly-Clark Corp
(e)
3,747 591
$ 995
Cosmetics & Personal Care - 0.42%
Colgate-Palmolive Co
(e)
14,768 1,170
Edgewell Personal Care Co
(d)
2,571 74
Estee Lauder Cos Inc/The
(e)
1,029 229
Procter & Gamble Co/The
(e)
13,651 1,888
$ 3,361
Distribution & Wholesale - 0.41%
Bunzl PLC 3,729 120
Copart Inc
(d)
4,126 426
Diploma PLC 5,086 131
Fastenal Co 6,770 331
HD Supply Holdings Inc
(d)
28,488 1,130
LKQ Corp
(d),(e)
20,886 663
Toyota Tsusho Corp 4,100 119
WW Grainger Inc
(e)
1,031 377
$ 3,297
Diversified Financial Services - 1.57%
4L Technologies
(d),(f),(g)
24,306 12
4L Technologies - Rights
(d),(f),(g)
869 90
American Express Co 4,593 467
Ares Management Corp 2,578 104
B Riley Financial Inc 4,309 115
BlackRock Inc
(e)
1,344 799
Cboe Global Markets Inc
(e)
5,572 511
Charles Schwab Corp/The 9,971 354
CI Financial Corp 13,400 190
Credit Acceptance Corp
(d)
742 287
Discover Financial Services
(e)
8,316 441
ECN Capital Corp 35,390 140
Element Comm Aviation
(d),(f),(g),(h)
280 315
Euronext NV
(i)
977 119
Federal Agricultural Mortgage Corp 1,110 76
Franklin Resources Inc
(e)
23,397 493
Greenhill & Co Inc 6,047 68
Hamilton Lane Inc 1,495 109
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,273 97
Hargreaves Lansdown PLC 4,047 87
Intercontinental Exchange Inc
(e)
3,542 376
Invesco Ltd
(e)
59,237 604
LPL Financial Holdings Inc 726 60
Magellan Financial Group Ltd 7,945 347
Mastercard Inc
(e)
1,499 537
Moelis & Co 3,149 101
Nasdaq Inc
(e)
4,867 654
Navient Corp 10,722 97
PRA Group Inc
(d)
7,017 328
Raymond James Financial Inc 1,977 150
Sanne Group PLC 9,334 87
SEI Investments Co
(e)
14,476 758
Singapore Exchange Ltd 59,100 374
SLM Corp 8,676 66
Synchrony Financial
(e)
25,337 629
T Rowe Price Group Inc
(e)
3,441 479
Visa Inc
(e)
6,549 1,388
VZ Holding AG 1,661 149
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The
(e)
22,180 $ 523
$ 12,5 81
Electric - 1.05%
AES Corp/The
(e)
950 17
Canadian Utilities Ltd 11,300 284
Consolidated Edison Inc 840 60
Dominion Energy Inc
(e)
7,821 613
Duke Energy Corp 735 59
Endesa SA 16,780 466
Enel SpA 16,212 147
Exelon Corp 3,521 130
FirstEnergy Corp 6,919 198
Fortum Oyj 11,257 238
Iberdrola SA 7,177 91
Meridian Energy Ltd 63,632 217
NextEra Energy Inc 4,996 1,395
NRG Energy Inc
(e)
29,786 1,025
Pinnacle West Capital Corp 1,131 83
PPL Corp 25,222 697
Red Electrica Corp SA 15,822 303
RWE AG 41,944 1,670
Terna Rete Elettrica Nazionale SpA 57,149 413
Vistra Corp
(e)
14,537 279
$ 8,385
Electrical Components & Equipment - 0.45%
AMETEK Inc
(e)
6,616 666
Belden Inc 3,000 101
Casio Computer Co Ltd 35,987 580
Emerson Electric Co
(e)
11,107 772
Energizer Holdings Inc 1,385 64
EnerSys 2,696 194
Legrand SA 7,172 599
Novanta Inc
(d)
1,026 110
Schneider Electric SE 4,160 514
$ 3,600
Electronics - 0.83%
Agilent Technologies Inc 3,720 374
Allegion plc 4,441 459
Arrow Electronics Inc
(d)
2,276 179
Assa Abloy AB 15,295 354
Coherent Inc
(d)
406 46
DiscoverIE Group PLC 17,709 141
Electrocomponents PLC 15,390 139
FARO Technologies Inc
(d)
2,014 114
FLIR Systems Inc
(e)
17,800 657
Fortive Corp
(e)
8,876 640
Garmin Ltd
(e)
3,678 381
GoPro Inc
(d)
21,817 100
Halma PLC 5,793 172
Honeywell International Inc
(e)
4,441 735
Hoya Corp 1,000 98
II-VI Inc
(d)
2,396 107
Keysight Technologies Inc
(d),(e)
800 79
LEM Holding SA 66 118
MINEBEA MITSUMI Inc 7,700 133
nVent Electric PLC 3,421 65
PerkinElmer Inc
(e)
3,215 379
Roper Technologies Inc 150 64
Rotork PLC 32,354 130
TE Connectivity Ltd
(e)
5,944 574
Trimble Inc
(d)
4,373 229
Waters Corp
(d)
520 112
Yokogawa Electric Corp 6,500 106
$ 6,685
Energy - Alternate Sources - 0.14%
First Solar Inc
(d)
1,984 152
NextEra Energy Partners LP 15,102 911
Vestas Wind Systems A/S 454 69
$ 1,132

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
96
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.17%
Alten SA
(d)
603 $ 52
Comfort Systems USA Inc 3,492 177
Dycom Industries Inc
(d)
2,918 179
Flughafen Zurich AG
(d)
1,360 205
HOCHTIEF AG 1,780 158
JGC Holdings Corp 39,300 433
Obayashi Corp 13,500 132
Singapore Technologies Engineering Ltd 3,100 8
$ 1,344
Entertainment - 0.24%
Aristocrat Leisure Ltd 5,413 113
CTS Eventim AG & Co KGaA
(d)
2,177 109
Deluxe Entertainment
(d)
67,048 28
DraftKings Pipe
(d),(h)
16,896 597
Genting Singapore Ltd 123,200 63
Lions Gate Entertainment Corp - B shares
(d)
10,213 93
Live Nation Entertainment Inc
(d)
11,965 679
Penn National Gaming Inc
(d)
2,086 107
Vail Resorts Inc 601 131
$ 1,920
Environmental Control - 0.19%
Pentair PLC
(e)
15,585 703
Republic Services Inc
(e)
5,238 486
Tetra Tech Inc 1,476 136
Waste Management Inc
(e)
1,366 156
$ 1,481
Food - 0.89%
a2 Milk Co Ltd/The
(d)
20,246 253
Calavo Growers Inc 1,477 94
Calbee Inc 2,100 65
Campbell Soup Co
(e)
7,030 370
Colruyt SA 3,334 210
Cranswick PLC 3,012 149
General Mills Inc
(e)
4,722 302
Hostess Brands Inc
(d)
6,785 87
ICA Gruppen AB 3,142 154
J M Smucker Co/The
(e)
2,293 276
Just Eat Takeaway.com NV
(d),(i)
6,533 727
Kellogg Co 4,287 304
Kobe Bussan Co Ltd 2,900 172
Koninklijke Ahold Delhaize NV 15,780 475
Kraft Heinz Co/The 13,046 457
Kroger Co/The 4,529 161
Lamb Weston Holdings Inc
(e)
12,282 772
Nisshin Seifun Group Inc 5,600 92
Seven & i Holdings Co Ltd 16,900 545
Simply Good Foods Co/The
(d)
17,086 425
Sysco Corp
(e)
5,649 340
Tyson Foods Inc
(e)
9,060 569
Viscofan SA 1,596 118
$ 7,117
Food Service - 0.05%
Compass Group PLC 19,818 321
Elior Group SA
(i)
17,142 100
$ 421
Forest Products & Paper - 0.15%
International Paper Co
(e)
6,278 228
Mondi PLC 8,516 167
Schweitzer-Mauduit International Inc 2,435 74
Smurfit Kappa Group PLC 7,985 283
UPM-Kymmene Oyj 14,256 433
$ 1,185
Gas - 0.12%
Enagas SA 6,416 157
New Jersey Resources Corp 2,900 88
Osaka Gas Co Ltd 24,300 476
UGI Corp 7,129 246
$ 967
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.22%
Kennametal Inc 7,007 $ 203
Makita Corp 8,400 388
Schindler Holding AG - PC 1,261 337
Snap-on Inc
(e)
4,558 676
Stanley Black & Decker Inc
(e)
1,195 193
$ 1,797
Healthcare - Products - 1.43%
Abbott Laboratories 1,568 172
ABIOMED Inc
(d)
633 195
Align Technology Inc
(d),(e)
1,205 358
Avanos Medical Inc
(d)
3,000 97
Baxter International Inc 3,071 267
Carl Zeiss Meditec AG 811 91
Cellavision AB
(d)
2,266 83
Danaher Corp
(e)
3,793 783
DENTSPLY SIRONA Inc
(e)
8,908 400
DiaSorin SpA 662 120
Edwards Lifesciences Corp
(d),(e)
2,583 222
Envista Holdings Corp
(d)
3,720 89
Fisher & Paykel Healthcare Corp Ltd 16,146 400
Globus Medical Inc
(d)
1,432 81
Henry Schein Inc
(d),(e)
4,212 280
Hill-Rom Holdings Inc 746 70
Hologic Inc
(d),(e)
11,236 671
IDEXX Laboratories Inc
(d)
331 129
Insulet Corp
(d)
1,652 361
Intuitive Surgical Inc
(d),(e)
1,132 827
Koninklijke Philips NV
(d)
3,712 176
Medtronic PLC
(e)
10,959 1,178
Natus Medical Inc
(d)
2,618 47
Novocure Ltd
(d)
932 77
NuVasive Inc
(d)
3,312 173
Olympus Corp 37,953 751
QIAGEN NV
(d)
3,222 164
QIAGEN NV
(d)
6,724 343
ResMed Inc 2,936 531
Smith & Nephew PLC 14,915 301
STERIS PLC 1,348 215
Stryker Corp
(e)
1,956 388
Sysmex Corp 1,300 114
Tandem Diabetes Care Inc
(d)
1,530 172
Thermo Fisher Scientific Inc
(e)
1,123 481
Varian Medical Systems Inc
(d),(e)
1,471 256
West Pharmaceutical Services Inc 906 257
Zimmer Biomet Holdings Inc 1,066 150
$ 11,470
Healthcare - Services - 0.85%
Anthem Inc
(e)
866 243
Centene Corp
(d)
2,230 137
DaVita Inc
(d),(e)
3,319 288
Eurofins Scientific SE
(d)
159 128
HCA Healthcare Inc
(e)
4,609 625
Humana Inc
(e)
1,780 739
IQVIA Holdings Inc
(d)
8,242 1,350
Laboratory Corp of America Holdings
(d),(e)
2,138 375
LHC Group Inc
(d)
689 144
Orpea
(d)
1,226 147
Quest Diagnostics Inc
(e)
4,959 552
UnitedHealth Group Inc
(e)
4,198 1,313
Universal Health Services Inc
(e)
7,170 791
$ 6,832
Holding Companies - Diversified - 0.03%
Churchill Capital Corp III
(d)
10,486 121
Churchill Capital Corp IV
(d)
7,522 75
$ 196
Home Builders - 0.52%
Berkeley Group Holdings PLC 1,919 116
Cairn Homes PLC 106,174 99
Cavco Industries Inc
(d)
634 121

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
97
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Century Communities Inc
(d)
2,700 $ 96
DR Horton Inc 3,897 278
Glenveagh Properties PLC
(d),(i)
151,958 128
Installed Building Products Inc
(d)
1,512 131
Kaufman & Broad SA 2,771 110
Lennar Corp - A Shares 446 33
NVR Inc
(d),(e)
230 959
Persimmon PLC 11,486 399
PulteGroup Inc
(e)
17,502 781
Skyline Champion Corp
(d)
8,245 235
Thor Industries Inc 2,318 219
Toll Brothers Inc 10,887 460
$ 4,165
Home Furnishings - 0.14%
Hoshizaki Corp 3,600 275
Leggett & Platt Inc
(e)
3,176 130
Sony Corp 5,776 452
Whirlpool Corp
(e)
1,405 250
$ 1,107
Housewares - 0.02%
Newell Brands Inc
(e)
8,255 132
Insurance - 1.27%
Aflac Inc
(e)
7,193 262
Alleghany Corp 131 73
Allstate Corp/The 217 20
American International Group Inc
(e)
9,259 270
Aon PLC 2,091 418
Arch Capital Group Ltd
(d)
3,292 104
Arthur J Gallagher & Co
(e)
196 21
Athene Holding Ltd
(d)
2,507 92
Beazley PLC 23,430 134
Berkshire Hathaway Inc - Class B
(d),(e)
5,268 1,148
Chubb Ltd
(e)
5,743 718
Cincinnati Financial Corp
(e)
4,709 374
CNO Financial Group Inc 4,357 71
CNP Assurances
(d)
6,776 91
Direct Line Insurance Group PLC 27,649 109
Equitable Holdings Inc 2,381 50
Everest Re Group Ltd 297 65
Fairfax Financial Holdings Ltd 200 62
Fidelity National Financial Inc
(e)
13,210 434
First American Financial Corp 20,196 1,062
Gjensidige Forsikring ASA
(d)
3,788 81
Globe Life Inc
(e)
2,499 206
Hartford Financial Services Group Inc/The
(e)
471 19
James River Group Holdings Ltd 1,917 93
Lancashire Holdings Ltd 7,898 81
Markel Corp
(d)
469 510
Marsh & McLennan Cos Inc
(e)
5,034 578
Medibank Pvt Ltd 63,069 127
MetLife Inc
(e)
11,809 454
MGIC Investment Corp 11,200 103
NMI Holdings Inc
(d)
5,770 99
Progressive Corp/The 3,710 353
Prudential Financial Inc
(e)
3,001 203
Radian Group Inc 5,138 79
RSA Insurance Group PLC 16,325 97
Sampo Oyj 13,746 554
Third Point Reinsurance Ltd
(d)
10,246 88
Travelers Cos Inc/The
(e)
2,451 284
Tryg A/S 7,112 218
Unum Group 1,908 35
Voya Financial Inc 1,385 72
W R Berkley Corp
(e)
2,033 126
White Mountains Insurance Group Ltd 156 139
$ 10,177
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2.73%
Alibaba Group Holding Ltd ADR
(d)
1,816 $ 521
Alphabet Inc - A Shares
(d),(e)
1,966 3,204
Amazon.com Inc
(d),(e)
1,546 5,336
Booking Holdings Inc
(d)
189 362
Cardlytics Inc
(d)
2,383 181
CDW Corp/DE 452 51
Cerved Group SpA
(d)
16,499 141
eBay Inc
(e)
11,121 610
Expedia Group Inc
(e)
5,515 541
F5 Networks Inc
(d),(e)
2,125 281
Facebook Inc
(d),(e)
8,735 2,561
GoDaddy Inc
(d),(e)
8,161 683
Grubhub Inc
(d)
3,157 228
IAC/InterActiveCorp
(d)
1,220 162
JD.com Inc ADR
(d)
8,369 658
JOYY Inc ADR
(d)
2,527 216
Kakaku.com Inc 4,100 109
Limelight Networks Inc
(d)
17,920 102
Magnite Inc
(d)
16,366 120
Match Group Inc
(d)
1,849 206
Mercari Inc
(d)
4,158 189
Mimecast Ltd
(d)
1,697 84
MonotaRO Co Ltd 6,100 241
Netflix Inc
(d)
624 330
NortonLifeLock Inc
(e)
6,954 163
Prosus NV
(d)
15,052 1,509
Q2 Holdings Inc
(d)
1,185 115
Snap Inc Class A
(d)
5,288 119
Spotify Technology SA
(d)
835 236
TD Ameritrade Holding Corp 2,787 107
Trend Micro Inc/Japan 5,400 334
Twitter Inc
(d),(e)
27,670 1,123
Uber Technologies Inc
(d)
3,062 103
VeriSign Inc
(d),(e)
827 178
Z Holdings Corp 71,914 479
ZOZO Inc 12,000 338
$ 21,921
Investment Companies - 0.01%
Melrose Industries PLC 42,631 57
Iron & Steel - 0.34%
ArcelorMittal SA
(d)
4,957 62
Evraz PLC 82,006 351
Hitachi Metals Ltd 110,960 1,661
Nippon Steel Corp 25,700 253
Nucor Corp 3,990 181
Reliance Steel & Aluminum Co 1,025 108
Steel Dynamics Inc 4,835 143
$ 2,759
Leisure Products & Services - 0.21%
BRP Inc 3,003 163
Fox Factory Holding Corp
(d)
1,233 124
MIPS AB 3,852 155
Peloton Interactive Inc
(d)
2,414 185
Polaris Inc 2,462 249
Shimano Inc 1,400 296
Thule Group AB
(i)
4,203 133
Yamaha Corp 6,300 307
YETI Holdings Inc
(d)
1,706 88
$ 1,700
Lodging - 0.14%
Choice Hotels International Inc 3,575 355
Hilton Worldwide Holdings Inc
(e)
1,372 124
Las Vegas Sands Corp 1,190 60
Marriott International Inc/MD
(e)
343 35
MGM Resorts International
(e)
24,746 557
$ 1,131

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
98
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.15%
Argan Inc 3,752 $ 159
Astec Industries Inc 2,627 138
Sandvik AB
(d)
44,282 872
$ 1,169
Machinery - Diversified - 0.98%
Curtiss-Wright Corp 1,986 203
Deere & Co 1,677 352
Dover Corp
(e)
9,254 1,016
FANUC Corp 1,300 228
Flowserve Corp
(e)
22,754 675
Hexagon AB
(d)
5,632 409
Ichor Holdings Ltd
(d)
2,827 71
IDEX Corp
(e)
6,725 1,212
Inficon Holding AG 95 82
Ingersoll Rand Inc
(d)
2,450 86
Interpump Group SpA 3,442 120
Kone Oyj 5,913 507
Marel HF
(i)
26,249 136
Middleby Corp/The
(d)
730 72
Nabtesco Corp 9,500 300
Otis Worldwide Corp
(e)
17,826 1,121
Rockwell Automation Inc
(e)
2,791 644
SMC Corp/Japan 400 220
Spirax-Sarco Engineering PLC 640 87
Stabilus SA 2,156 115
Washtec AG
(d)
1,618 73
Westinghouse Air Brake Technologies Corp 1,747 116
$ 7,845
Media - 0.72%
Charter Communications Inc
(d),(e)
967 595
Comcast Corp - Class A
(e)
13,623 610
Discovery Inc - A Shares
(d),(e)
8,670 191
Discovery Inc - C Shares
(d),(e)
14,896 298
DISH Network Corp
(d),(e)
6,668 237
Fox Corp - A Shares
(e)
15,595 435
iHeartMedia Inc
(d)
18,582 171
Nexstar Media Group Inc 224 22
Schibsted ASA - B Shares
(d)
1,278 51
Shaw Communications Inc 10,400 194
Sirius XM Holdings Inc 97,035 570
TEGNA Inc 6,818 85
Telenet Group Holding NV 2,588 100
Thomson Reuters Corp 14,149 1,081
Walt Disney Co/The
(e)
6,730 887
Wolters Kluwer NV 3,052 250
$ 5,777
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 2,509 139
Rexnord Corp 7,866 228
Tenaris SA ADR 2,145 25
Troax Group AB 4,826 94
$ 486
Mining - 0.63%
BHP Group Ltd 22,216 613
BHP Group PLC 20,737 472
Compass Minerals International Inc 1,356 77
Ecobat Holdings, Inc - Class B
(d)
2,998 1,926
Kirkland Lake Gold Ltd 11,100 592
Livent Corp
(d)
13,500 115
Newmont Corp 13,942 938
Rio Tinto PLC 4,033 251
Wheaton Precious Metals Corp 1,000 53
$ 5,037
Miscellaneous Manufacturers - 0.45%
3M Co
(e)
3,326 542
A O Smith Corp 772 38
Alstom SA
(d)
2,624 147
Enerpac Tool Group Corp 4,589 95
Illinois Tool Works Inc
(e)
6,940 1,371
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ITT Inc 2,519 $ 158
JSR Corp 5,309 113
Knorr-Bremse AG 4,274 543
Sturm Ruger & Co Inc 1,017 72
Toshiba Corp 4,916 142
Trane Technologies PLC
(e)
3,278 388
$ 3,609
Office Furnishings - 0.01%
Knoll Inc 6,423 83
Oil & Gas - 0.59%
Apache Corp
(e)
59,707 884
Bellatrix Exploration Ltd
(d),(f),(g)
94,641 —
Canadian Natural Resources Ltd 5,041 99
Chevron Corp
(e)
12,258 1,029
Concho Resources Inc 1,155 60
ConocoPhillips
(e)
18,475 700
Diamondback Energy Inc 1,233 48
Dommo Energia SA ADR
(d),(g)
269 1
EOG Resources Inc
(e)
23,191 1,052
Exxon Mobil Corp
(e)
3,719 148
Lundin Energy AB 6,955 170
Marathon Petroleum Corp
(e)
3,902 138
Royal Dutch Shell PLC - A Shares 3,068 45
Santos Ltd 68,268 285
Valero Energy Corp
(e)
968 51
$ 4,710
Oil & Gas Services - 0.19%
Halliburton Co
(e)
42,951 695
Schlumberger NV
(e)
29,230 556
TechnipFMC PLC
(e)
33,236 256
TGS NOPEC Geophysical Co ASA 3,066 40
$ 1,547
Packaging & Containers - 0.41%
Amcor PLC
(e)
66,647 737
Ball Corp 14,605 1,174
CCL Industries Inc 6,800 251
Sealed Air Corp
(e)
26,145 1,028
Vidrala SA 1,216 127
$ 3,317
Pharmaceuticals - 1.75%
AbbVie Inc
(e)
714 69
AstraZeneca PLC ADR 3,117 175
AstraZeneca PLC 1,343 149
Bayer AG 4,776 318
Bristol-Myers Squibb Co
(e)
13,466 837
Cardinal Health Inc
(e)
2,810 143
China Biologic Products Holdings Inc
(d)
11,636 1,228
Chugai Pharmaceutical Co Ltd 8,700 388
Cigna Corp
(e)
1,451 257
CVS Health Corp
(e)
15,985 993
DexCom Inc
(d)
374 159
Elanco Animal Health Inc
(d)
4,104 119
Eli Lilly and Co 350 52
Galapagos NV
(d)
1,036 139
Global Blood Therapeutics Inc
(d)
1,848 116
Ipsen SA 898 93
Jazz Pharmaceuticals PLC
(d),(e)
2,762 371
Johnson & Johnson
(e)
15,517 2,380
KalVista Pharmaceuticals Inc
(d)
4,259 56
Kyowa Kirin Co Ltd 9,210 238
McKesson Corp 840 129
Merck & Co Inc
(e)
6,795 580
MyoKardia Inc
(d)
715 78
Neurocrine Biosciences Inc
(d),(e)
3,441 401
Nippon Shinyaku Co Ltd 2,900 240
Novartis AG 3,391 292
Novo Nordisk A/S 6,840 452
Odonate Therapeutics Inc
(d)
1,989 32
Otsuka Holdings Co Ltd 2,400 105

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
99
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc
(e)
19,449 $ 735
Rhythm Pharmaceuticals Inc
(d)
3,510 104
Roche Holding AG 4,945 1,730
Santen Pharmaceutical Co Ltd 8,400 160
Sarepta Therapeutics Inc
(d),(e)
800 117
Shionogi & Co Ltd 2,700 150
Sumitomo Dainippon Pharma Co Ltd 20,990 265
UCB SA 1,281 152
$ 14,002
Pipelines - 0.16%
AltaGas Ltd 11,000 142
Enterprise Products Partners LP 1,139 20
Gaztransport Et Technigaz SA 841 79
Kinder Morgan Inc
(e)
49,100 679
Southcross Holdings
(d),(f),(g)
388,623 39
Williams Cos Inc/The
(e)
15,076 313
$ 1,272
Private Equity - 0.03%
Blackstone Group Inc/The 1,997 106
Intermediate Capital Group PLC 7,233 131
$ 237
Real Estate - 0.15%
Catena AB 3,390 139
CBRE Group Inc
(d),(e)
557 26
CK Asset Holdings Ltd 23,500 128
Daito Trust Construction Co Ltd 1,900 168
Hill Street
(d),(f),(g)
222 5
Hill Street - Warrants
(d),(f),(g)
377 —
Kojamo Oyj 3,643 88
LEG Immobilien AG 1,256 185
REA Group Ltd 3,488 293
Redfin Corp
(d)
1,132 54
Shurgard Self Storage SA 2,375 104
WE Company Common Class A
(d),(f),(g),(h)
356 2
$ 1,192
REITs - 0.90%
Agree Realty Corp 1,407 94
Alexandria Real Estate Equities Inc
(e)
1,879 316
American Tower Corp 2,179 543
Americold Realty Trust 3,091 119
Annaly Capital Management Inc 16,117 118
Apartment Investment and Management Co
(e)
5,320 192
AvalonBay Communities Inc 1,965 311
Big Yellow Group PLC 6,270 89
Boston Properties Inc 2,839 247
Camden Property Trust 785 71
CoreCivic Inc 8,210 76
Crown Castle International Corp 596 97
Digital Realty Trust Inc 336 52
Easterly Government Properties Inc 3,580 87
Equinix Inc 79 62
Essential Properties Realty Trust Inc 4,727 80
Federal Realty Investment Trust
(e)
582 46
Goodman Group 16,147 217
Hibernia REIT plc 94,006 134
Iron Mountain Inc 679 20
Japan Retail Fund Investment Corp 120 181
Kimco Realty Corp
(e)
11,979 144
Mid-America Apartment Communities Inc
(e)
2,492 292
Monmouth Real Estate Investment Corp 7,246 105
Pebblebrook Hotel Trust 7,492 95
Piedmont Office Realty Trust Inc 4,122 63
Prologis Inc
(e)
831 85
Public Storage
(e)
2,738 582
Realty Income Corp
(e)
880 55
SBA Communications Corp 160 49
Segro PLC 8,252 105
Simon Property Group Inc
(e)
2,969 201
Unibail-Rodamco-Westfield 1,425 66
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ventas Inc
(e)
14,208 $ 585
VICI Properties Inc 5,314 119
Welltower Inc 1,197 69
Weyerhaeuser Co
(e)
48,076 1,457
$ 7,224
Retail - 2.89%
ABC-Mart Inc 6,500 342
Advance Auto Parts Inc
(e)
4,264 666
AutoZone Inc
(d),(e)
1,190 1,424
Best Buy Co Inc
(e)
1,867 208
BMC Stock Holdings Inc
(d)
4,091 163
Burlington Stores Inc
(d)
655 129
CarMax Inc
(d)
2,885 308
Casey's General Stores Inc 5,484 975
Cheesecake Factory Inc/The 3,342 99
Children's Place Inc/The 4,903 98
Costco Wholesale Corp
(e)
1,084 377
Darden Restaurants Inc
(e)
9,844 853
Dollar General Corp 1,768 357
Dollar Tree Inc
(d)
4,033 388
Domino's Pizza Inc
(e)
539 220
Fast Retailing Co Ltd 300 179
Five Below Inc
(d)
7,507 822
Floor & Decor Holdings Inc
(d)
1,757 129
Gap Inc/The
(e)
44,213 769
Genuine Parts Co
(e)
1,717 162
Hennes & Mauritz AB 7,831 125
Home Depot Inc/The
(e)
6,187 1,764
Industria de Diseno Textil SA 22,808 641
Jand Inc
(d),(f),(g),(h)
1,693 38
Kohl's Corp
(e)
3,089 66
L Brands Inc 28,830 848
Lawson Inc 2,500 124
Lowe's Cos Inc
(e)
5,675 935
Marui Group Co Ltd 11,600 212
McDonald's Corp
(e)
6,019 1,285
McDonald's Holdings Co Japan Ltd 8,900 437
Michaels Cos Inc/The
(d)
7,267 82
Moncler SpA
(d)
2,437 94
Movado Group Inc 4,684 51
Next PLC 3,912 313
Nitori Holdings Co Ltd 2,200 461
Ollie's Bargain Outlet Holdings Inc
(d)
738 70
O'Reilly Automotive Inc
(d)
1,167 544
Pandora A/S 6,386 466
Panera Bread Co
(d),(f),(g)
1,664 —
Regis Corp
(d)
3,155 23
Starbucks Corp 767 65
Sundrug Co Ltd 9,400 350
Target Corp
(e)
4,633 700
TJX Cos Inc/The 12,872 705
Tractor Supply Co 3,232 481
Ulta Beauty Inc
(d),(e)
3,180 738
USS Co Ltd 11,900 201
Walgreens Boots Alliance Inc
(e)
3,352 127
Walmart Inc
(e)
10,011 1,390
WH Smith PLC 5,974 94
Yum! Brands Inc
(e)
11,450 1,098
$ 23,196
Savings & Loans - 0.03%
OceanFirst Financial Corp 4,314 67
Pacific Premier Bancorp Inc 3,249 73
Sterling Bancorp/DE 6,413 75
WSFS Financial Corp 1,900 56
$ 271
Semiconductors - 1.58%
ACM Research Inc
(d)
1,219 108
Advanced Micro Devices Inc
(d)
5,401 491
Analog Devices Inc
(e)
2,322 271

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
100
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Applied Materials Inc
(e)
7,240 $ 446
ASML Holding NV 1,812 677
BE Semiconductor Industries NV 2,645 126
Broadcom Inc
(e)
2,244 779
Entegris Inc 1,443 97
FormFactor Inc
(d)
3,605 94
Infineon Technologies AG 8,224 229
Intel Corp
(e)
26,932 1,372
KLA Corp 991 204
Kulicke & Soffa Industries Inc 4,100 98
Lam Research Corp
(e)
1,299 437
Marvell Technology Group Ltd 4,857 188
Maxim Integrated Products Inc
(e)
2,996 205
Microchip Technology Inc
(e)
3,913 429
Micron Technology Inc
(d),(e)
2,708 123
MKS Instruments Inc 918 110
NVIDIA Corp
(e)
3,344 1,789
Qorvo Inc
(d),(e)
3,830 491
QUALCOMM Inc
(e)
6,200 739
Renesas Electronics Corp
(d)
82,125 517
Samsung Electronics Co Ltd 1,957 89
Silicon Motion Technology Corp ADR 1,456 55
Skyworks Solutions Inc
(e)
1,457 211
SOITEC
(d)
1,289 172
STMicroelectronics NV 14,020 424
Teradyne Inc 5,271 448
Texas Instruments Inc
(e)
4,795 681
Tokyo Electron Ltd 1,000 257
Tower Semiconductor Ltd
(d)
15,480 301
$ 12,658
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd 165,200 111
Software - 2.87%
Activision Blizzard Inc
(e)
1,349 113
Adobe Inc
(d),(e)
1,711 878
Agilysys Inc
(d)
5,100 129
ANSYS Inc
(d)
123 42
Autodesk Inc
(d),(e)
1,983 487
Avid Technology Inc
(d)
10,341 84
Bandwidth Inc
(d)
1,016 160
Black Knight Inc
(d)
3,719 313
Broadridge Financial Solutions Inc 4,164 572
Cadence Design Systems Inc
(d)
413 46
Cerner Corp
(e)
5,064 371
Citrix Systems Inc
(e)
5,458 792
Cloudera Inc
(d)
14,371 190
Constellation Software Inc/Canada 357 413
CSG Systems International Inc 1,649 70
Dropbox Inc - A Shares
(d),(e)
10,735 227
Electronic Arts Inc
(d)
997 139
Envestnet Inc
(d)
14,552 1,208
Fair Isaac Corp
(d)
1,644 692
Fidelity National Information Services Inc 145 22
Five9 Inc
(d)
806 103
Guidewire Software Inc
(d)
1,426 160
Health Catalyst Inc
(d)
2,649 83
HubSpot Inc
(d)
502 150
Intuit Inc 524 181
J2 Global Inc
(d)
1,110 78
Manhattan Associates Inc
(d)
1,220 119
Microsoft Corp
(e)
27,403 6,180
MINDBODY Inc
(d),(f),(g)
9,229 337
MongoDB Inc
(d)
4,733 1,107
MSCI Inc
(e)
717 268
NextGen Healthcare Inc
(d)
5,271 70
Omnicell Inc
(d)
2,058 137
Oracle Corp
(e)
25,319 1,449
Oracle Corp Japan 900 105
Paychex Inc
(e)
15,594 1,192
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycom Software Inc
(d)
64 $ 19
PROS Holdings Inc
(d)
2,504 98
RingCentral Inc
(d)
195 57
salesforce.com Inc
(d),(e)
5,498 1,499
ServiceNow Inc
(d)
1,085 523
SimCorp A/S 823 105
Splunk Inc
(d)
1,567 344
Synopsys Inc
(d)
584 129
Take-Two Interactive Software Inc
(d)
164 28
VMware Inc
(d)
496 72
WiseTech Global Ltd 9,176 190
Workday Inc
(d)
3,793 909
Xperi Holding Corp 5,374 67
Zoom Video Communications Inc
(d)
976 317
$ 23,024
Telecommunications - 1.06%
AT&T Inc
(e)
25,613 764
CenturyLink Inc 4,345 47
Cisco Systems Inc
(e)
38,664 1,633
Corning Inc 10,163 330
Deutsche Telekom AG 87,887 1,549
Harmonic Inc
(d)
17,371 103
Hellenic Telecommunications Organization SA 10,260 167
HMS Networks AB
(d)
2,545 65
InterDigital Inc 1,087 66
Juniper Networks Inc
(e)
12,998 325
Koninklijke KPN NV 242,346 636
Motorola Solutions Inc
(e)
3,140 486
NTT DOCOMO Inc 3,100 86
Ooma Inc
(d)
6,229 85
PagerDuty Inc
(d)
3,176 104
Plantronics Inc 8,526 106
Proximus SADP 4,821 95
Sectra AB - B Shares
(d)
1,089 81
SoftBank Group Corp 14,800 915
Telefonica SA 12,029 47
T-Mobile US Inc
(d),(e)
2,039 237
Verizon Communications Inc
(e)
9,471 562
$ 8,489
Textiles - 0.04%
Mohawk Industries Inc
(d),(e)
3,552 328
Toys, Games & Hobbies - 0.12%
Games Workshop Group PLC 1,207 148
Hasbro Inc
(e)
1,106 87
Nintendo Co Ltd 1,300 700
$ 935
Transportation - 0.74%
Canadian National Railway Co 5,528 581
Canadian Pacific Railway Ltd 400 118
Central Japan Railway Co 1,600 240
CH Robinson Worldwide Inc
(e)
3,901 383
CSX Corp
(e)
6,363 486
Deutsche Post AG 17,905 816
Expeditors International of Washington Inc
(e)
16,147 1,427
FedEx Corp 612 135
Hub Group Inc
(d)
2,129 115
JB Hunt Transport Services Inc 2,992 421
Kuehne + Nagel International AG 495 96
Norfolk Southern Corp 1,652 351
Old Dominion Freight Line Inc 902 182
Union Pacific Corp 2,857 550
United Parcel Service Inc 274 45
$ 5,946
Water - 0.04%
Severn Trent PLC 4,917 152
Veolia Environnement SA 6,990 169
$ 321
TOTAL COMMON STOCKS $ 334,6 71

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
101
CONVERTIBLE PREFERRED STOCKS
- 0.20% Shares Held Value (000's)
Agriculture - 0.08%
Bunge Ltd 4.88%
(j)
6,930 $ 658
Banks - 0.08%
Bank of America Corp 7.25%
(j)
215 321
Wells Fargo & Co 7.50%
(j)
243 336
$ 657
Electric - 0.01%
NextEra Energy Inc 5.28%, 03/01/2023 1,526 73
Internet - 0.02%
Airbnb Inc - Series E 0.00%
(d),(f),(g),(h)
1,685 137
Oil & Gas - 0.00%
Chesapeake Energy Corp 5.75%
(j)
355 —
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 22
Retail - 0.01%
Jand Inc 0.00%
(d),(f),(g),(h)
3,781 86
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,633
PREFERRED STOCKS - 0.43% Shares Held Value (000's)
Automobile Manufacturers - 0.02%
Volkswagen AG 4.86% 1,068 $ 179
Chemicals - 0.01%
FUCHS PETROLUB SE 0.97% 2,500 118
Internet - 0.00%
Veracode Inc 0.00%
(d),(f),(g),(h)
6,031 3
Pipelines - 0.33%
Southcross Energy Series A 0.00%
(d),(f),(g)
2,399,339 1,656
Southcross Energy Series B 0.00%
(d),(f),(g)
703,849 950
$ 2,606
Private Equity - 0.04%
Forward Venture Services LLC 0.00%
(d),(f),(g),(h)
32,815 299
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(d),(f),(g),(h)
4,867 38
WE Company Preferred D-2 0.00%
(d),(f),(g),(h)
3,824 30
$ 68
Software - 0.02%
Marklogic Corp 0.00%
(d),(f),(g),(h)
14,832 129
TOTAL PREFERRED STOCKS $ 3,402
BONDS - 38.69%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Lamar Media Corp
3.75%, 02/15/2028
(i)
$ 50 $ 50
4.00%, 02/15/2030
(i)
100 102
5.00%, 05/01/2023 50 51
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(i)
120 116
$ 319
Aerospace & Defense - 0.44%
Boeing Co/The
2.25%, 06/15/2026 195 191
2.95%, 02/01/2030 85 83
3.10%, 05/01/2026 10 10
3.25%, 02/01/2035 25 23
3.38%, 06/15/2046 105 89
3.50%, 03/01/2039 65 59
3.55%, 03/01/2038 30 27
3.63%, 03/01/2048 35 31
3.65%, 03/01/2047 30 26
3.75%, 02/01/2050 90 81
3.85%, 11/01/2048 50 45
3.95%, 08/01/2059 60 56
5.15%, 05/01/2030 380 426
5.81%, 05/01/2050 380 456
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Embraer Netherlands Finance BV
5.05%, 06/15/2025 $ 230 $ 219
5.40%, 02/01/2027 130 120
Leonardo US Holdings Inc
6.25%, 01/15/2040
(i)
716 816
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 27
7.50%, 04/15/2025
(i)
310 313
TransDigm Inc
6.25%, 03/15/2026
(i)
408 431
$ 3,529
Agriculture - 0.16%
JBS Investments II GmbH
7.00%, 01/15/2026
(i)
1,200 1,297
Airlines - 0.16%
American Airlines Inc
11.75%, 07/15/2025
(i)
253 243
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 158 89
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
316 329
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 925 655
$ 1,316
Apparel - 0.03%
Levi Strauss & Co
5.00%, 05/01/2025 245 250
Automobile Asset Backed Securities - 1.07%
American Credit Acceptance Receivables Trust
2020-3
2.40%, 06/15/2026
(i)
305 306
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 580
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024 670 712
AmeriCredit Automobile Receivables Trust
2020-2
2.13%, 03/18/2026 100 101
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
150 153
Avis Budget Rental Car Funding AESOP LLC
2.96%, 02/20/2027
(i)
100 103
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 331
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 213
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026 175 177
Chesapeake Funding II LLC
3.57%, 04/15/2030
(i)
175 179
3.71%, 05/15/2029
(i)
130 131
3.92%, 04/15/2030
(i)
455 460
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(i)
2 2
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(i)
81 81
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(i)
330 336
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026 420 444
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 272
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(i)
290 297

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
$ 75 $ 77
3.88%, 01/15/2026
(i)
175 176
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(i)
520 536
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(i)
785 812
Motor 2017-1 PLC
0.71%, 09/25/2024
(i)
9 9
1.00 x 1 Month USD LIBOR + 0.53%
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(i)
608 610
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 143
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 675
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 380 408
Santander Drive Auto Receivables Trust 2020-2
2.22%, 09/15/2026 135 137
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(i)
100 103
$ 8,590
Automobile Floor Plan Asset Backed Securities - 0.03%
Navistar Financial Dealer Note Master Owner
Trust II
0.81%, 09/25/2023
(i)
205 205
1.00 x 1 Month USD LIBOR + 0.63%
Automobile Manufacturers - 0.23%
FCE Bank PLC
0.87%, 09/13/2021 EUR 395 465
1.88%, 06/24/2021 280 332
Ford Motor Co
8.50%, 04/21/2023 $ 185 205
9.00%, 04/22/2025 220 257
9.63%, 04/22/2030 50 66
General Motors Co
5.20%, 04/01/2045 40 43
5.40%, 04/01/2048 65 71
6.80%, 10/01/2027 320 391
$ 1,830
Banks - 0.85%
Banco Hipotecario SA
33.75%, 11/07/2022
(i)
ARS 10,245 142
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(i)
5,115 45
Danske Bank A/S
3.24%, 12/20/2025
(i),(k)
$ 200 215
3 Month USD LIBOR + 1.59%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(i)
COP 3,380,000 958
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 2,000 1,843
JPMorgan Chase & Co
4.49%, 03/24/2031
(k)
780 961
United States Secured Overnight Financing
Rate + 3.79%
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/2025 116 116
1.38%, 08/05/2024 1,387 1,446
MUFG Union Bank NA
0.81%, 12/09/2022 750 751
United States Secured Overnight Financing
Rate + 0.71%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.64%, 04/01/2031
(i),(k)
$ 295 $ 346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
$ 6,823
Beverages - 0.05%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 386 414
Building Materials - 0.14%
Builders FirstSource Inc
6.75%, 06/01/2027
(i)
225 245
Carrier Global Corp
2.72%, 02/15/2030
(i)
310 325
3.58%, 04/05/2050
(i)
220 233
Standard Industries Inc/NJ
4.38%, 07/15/2030
(i)
230 244
Vulcan Materials Co
3.50%, 06/01/2030 95 108
$ 1,155
Chemicals - 0.39%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 190
Equate Petrochemical BV
4.25%, 11/03/2026 1,025 1,097
MEGlobal Canada ULC
5.00%, 05/18/2025
(i)
1,700 1,857
$ 3,144
Commercial Mortgage Backed Securities - 3.66%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 531 357
COMM 2012-LC4 Mortgage Trust
5.72%, 12/10/2044
(l)
10 8
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(i)
1,925 1,280
COMM 2015-CCRE25 Mortgage Trust
3.94%, 08/10/2048
(l)
2,280 1,587
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(i)
2,800 1,797
COMM 2015-LC21 Mortgage Trust
1.23%, 07/10/2048
(i),(l),(m)
10,000 467
1.23%, 07/10/2048
(i),(l),(m)
3,125 143
3.25%, 07/10/2048
(i)
1,012 517
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(i)
850 425
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.76%, 01/15/2034
(i)
155 144
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.33%, 06/15/2057
(l)
960 741
4.33%, 06/15/2057
(l)
2,184 1,427
CSAIL 2015-C3 Commercial Mortgage Trust
3.49%, 08/15/2048
(l)
1,690 1,136
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 634
GS Mortgage Securities Corp II
4.56%, 07/10/2051
(i),(l)
635 277
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047
(i),(l)
1,820 948
HPLY Trust 2019-HIT
1.76%, 11/15/2036
(i)
254 236
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.24%, 07/15/2045
(i),(l)
932 659

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(i),(l)
$ 1,120 $ 699
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.85%, 05/15/2048
(l),(n)
2,735 1,884
3.90%, 05/15/2048
(i),(l)
2,160 1,157
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(i)
1,275 470
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(i),(l)
350 215
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
1.02%, 11/15/2052
(i),(l),(m)
3,150 156
Morgan Stanley Capital I Trust 2011-C2
5.66%, 06/15/2044
(i),(l)
475 339
5.66%, 06/15/2044
(i),(l)
160 98
Motel 6 Trust 2017-M6MZ
7.09%, 08/15/2024
(i)
881 718
1.00 x 1 Month USD LIBOR + 6.93%
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(i)
1,665 853
Starwood Retail Property Trust 2014-STAR
2.91%, 11/15/2027
(f),(g),(i)
170 117
1.00 x 1 Month USD LIBOR + 2.75%
4.56%, 11/15/2027
(f),(g),(i)
645 213
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(i)
1,981 1,122
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(i)
1,794 713
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(i)
260 144
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(i),(l)
1,485 919
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(i),(l),(m)
7,575 650
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09/15/2031
(i),(l)
650 613
WF-RBS Commercial Mortgage Trust 2011-C2
5.85%, 02/15/2044
(i),(l)
115 114
WFRBS Commercial Mortgage Trust 2011-C3
5.85%, 03/15/2044
(i),(l)
350 165
WFRBS Commercial Mortgage Trust 2011-C4
5.39%, 06/15/2044
(i),(l)
845 702
WFRBS Commercial Mortgage Trust 2012-C6
5.77%, 04/15/2045
(i),(l)
500 491
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045
(l)
80 57
4.97%, 06/15/2045
(i),(l)
225 92
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(i)
267 157
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(i)
1,030 588
3.50%, 08/15/2047
(i),(n)
4,515 3,146
$ 29,375
Commercial Services - 0.42%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(i)
1,620 1,662
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
APX Group Inc
6.75%, 02/15/2027
(i)
$ 1,000 $ 1,050
Sabre GLBL Inc
9.25%, 04/15/2025
(i)
30 33
United Rentals North America Inc
4.00%, 07/15/2030 630 658
$ 3,403
Computers - 0.04%
Diebold Nixdorf Inc
9.38%, 07/15/2025
(i)
191 206
Seagate HDD Cayman
4.13%, 01/15/2031
(i)
95 103
$ 309
Consumer Products - 0.03%
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031
(i)
200 204
Credit Card Asset Backed Securities - 0.03%
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(i)
255 256
Diversified Financial Services - 0.86%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 140
3.88%, 01/23/2028 150 138
4.50%, 09/15/2023 380 390
6.50%, 07/15/2025 150 163
Air Lease Corp
3.38%, 07/01/2025 330 336
Aircastle Ltd
4.25%, 06/15/2026 695 649
Ally Financial Inc
3.88%, 05/21/2024 35 37
4.63%, 03/30/2025 40 44
5.75%, 11/20/2025 240 269
5.80%, 05/01/2025 285 329
Navient Corp
5.00%, 03/15/2027 370 356
5.88%, 10/25/2024 15 16
6.13%, 03/25/2024 5 5
6.50%, 06/15/2022 5 5
6.75%, 06/15/2026 15 16
7.25%, 01/25/2022 20 21
7.25%, 09/25/2023 50 53
OneMain Finance Corp
5.38%, 11/15/2029 130 138
6.63%, 01/15/2028 30 34
6.88%, 03/15/2025 5 6
7.13%, 03/15/2026 425 488
8.88%, 06/01/2025 85 96
Power Finance Corp Ltd
5.25%, 08/10/2028 2,140 2,295
Quicken Loans LLC
5.25%, 01/15/2028
(i)
685 731
5.75%, 05/01/2025
(i)
105 108
$ 6,863
Electric - 0.85%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(i)
1,600 1,596
3.95%, 02/12/2030 500 499
AES Corp/The
3.95%, 07/15/2030
(i)
115 123
5.13%, 09/01/2027 115 124
5.50%, 04/15/2025 40 41
6.00%, 05/15/2026 15 16
Enel SpA
8.75%, 09/24/2073
(i),(k)
320 375
USD Swap Semi-Annual 5 Year + 5.88%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
FirstEnergy Corp
4.85%, 07/15/2047 $ 57 $ 70
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(d),(f),(g)
6,993 —
0.00%, 10/15/2020
(d),(f),(g)
6,143 —
IPALCO Enterprises Inc
4.25%, 05/01/2030
(i)
30 34
NRG Energy Inc
4.45%, 06/15/2029
(i)
130 144
5.25%, 06/15/2029
(i)
60 65
5.75%, 01/15/2028 130 141
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 196
4.55%, 07/01/2030 875 968
4.95%, 07/01/2050 875 964
Vistra Operations Co LLC
3.70%, 01/30/2027
(i)
1,285 1,351
4.30%, 07/15/2029
(i)
125 136
$ 6,843
Engineering & Construction - 0.03%
GMR Hyderabad International Airport Ltd
5.38%, 04/10/2024 270 263
Entertainment - 0.03%
Colt Merger Sub Inc
5.75%, 07/01/2025
(i)
188 197
Finance - Mortgage Loan/Banker - 0.13%
Fannie Mae
0.88%, 08/05/2030 286 281
Freddie Mac
0.25%, 08/24/2023 717 717
$ 998
Food - 0.52%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
5.75%, 03/15/2025 290 298
Kraft Heinz Foods Co
4.38%, 06/01/2046 170 174
4.88%, 10/01/2049
(i)
570 629
5.00%, 06/04/2042 85 94
5.20%, 07/15/2045 175 199
Lamb Weston Holdings Inc
4.88%, 05/15/2028
(i)
80 88
MARB BondCo PLC
7.00%, 03/15/2024 2,300 2,375
NBM US Holdings Inc
7.00%, 05/14/2026
(i)
320 341
$ 4,198
Healthcare - Services - 0.26%
Centene Corp
4.63%, 12/15/2029 35 38
Encompass Health Corp
4.75%, 02/01/2030 45 47
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(i)
971 933
HCA Inc
3.50%, 09/01/2030 190 200
IQVIA Inc
5.00%, 05/15/2027
(i)
200 211
Tenet Healthcare Corp
4.63%, 06/15/2028
(i)
5 5
5.13%, 05/01/2025 620 632
$ 2,066
Home Builders - 0.04%
Lennar Corp
4.75%, 11/29/2027 160 182
4.88%, 12/15/2023 35 38
5.00%, 06/15/2027 5 6
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
PulteGroup Inc
4.25%, 03/01/2021 $ 100 $ 101
$ 327
Insurance - 0.10%
American International Group Inc
4.38%, 06/30/2050 625 743
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
60 63
$ 806
Internet - 0.45%
Booking Holdings Inc
4.50%, 04/13/2027 245 289
4.63%, 04/13/2030 400 483
eBay Inc
4.00%, 07/15/2042 35 39
Expedia Group Inc
3.25%, 02/15/2030 525 497
4.63%, 08/01/2027
(i)
165 172
6.25%, 05/01/2025
(i)
520 572
7.00%, 05/01/2025
(i)
265 288
Uber Technologies Inc
7.50%, 05/15/2025
(i)
40 42
7.50%, 09/15/2027
(i)
600 629
8.00%, 11/01/2026
(i)
575 609
$ 3,620
Investment Companies - 0.09%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 90 93
5.25%, 05/15/2027 235 250
6.25%, 05/15/2026 325 347
$ 690
Iron & Steel - 0.11%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 202
Metinvest BV
8.50%, 04/23/2026 200 202
Reliance Steel & Aluminum Co
2.15%, 08/15/2030 40 40
Steel Dynamics Inc
3.45%, 04/15/2030 370 407
$ 851
Leisure Products & Services - 0.32%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(i)
2,449 2,082
Royal Caribbean Cruises Ltd
11.50%, 06/01/2025
(i)
442 512
$ 2,594
Lodging - 0.15%
Hyatt Hotels Corp
5.38%, 04/23/2025 45 49
5.75%, 04/23/2030 80 92
Marriott International Inc/MD
0.97%, 03/08/2021 845 841
3 Month USD LIBOR + 0.65%
4.63%, 06/15/2030 85 93
5.75%, 05/01/2025 5 6
Wyndham Destinations Inc
6.63%, 07/31/2026
(i)
85 90
$ 1,171
Media - 0.75%
Block Communications Inc
4.88%, 03/01/2028
(i)
95 97
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
675 706
4.50%, 08/15/2030
(i)
190 202
4.50%, 05/01/2032
(i)
20 21

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
5.38%, 06/01/2029
(i)
$ 35 $ 38
Cengage Learning Inc
9.50%, 06/15/2024
(i)
1,161 778
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(i)
295 298
CSC Holdings LLC
4.63%, 12/01/2030
(i)
200 205
6.50%, 02/01/2029
(i)
200 225
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
320 305
5.25%, 08/15/2027
(i)
260 259
6.38%, 05/01/2026 100 104
8.38%, 05/01/2027 285 289
NBCUniversal Enterprise Inc
5.25%, 12/31/2099
(i),(j)
1,205 1,223
Sirius XM Radio Inc
4.63%, 07/15/2024
(i)
30 31
5.00%, 08/01/2027
(i)
160 170
5.38%, 07/15/2026
(i)
60 63
5.50%, 07/01/2029
(i)
15 16
ViacomCBS Inc
4.95%, 05/19/2050 173 202
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
200 206
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(i)
200 211
Ziggo BV
4.88%, 01/15/2030
(i)
215 228
5.50%, 01/15/2027
(i)
150 158
$ 6,035
Metal Fabrication & Hardware - 0.25%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
1,865 1,988
Mining - 0.50%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
405 405
7.50%, 04/01/2025
(i)
200 204
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 146
4.25%, 03/01/2030 105 110
4.38%, 08/01/2028 55 58
4.63%, 08/01/2030 35 38
5.00%, 09/01/2027 20 21
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025
(i)
1,800 1,972
4.75%, 05/15/2025 800 876
Newcrest Finance Pty Ltd
3.25%, 05/13/2030
(i)
135 149
$ 3,979
Miscellaneous Manufacturers - 0.14%
FXI Holdings Inc
7.88%, 11/01/2024
(i),(n)
1,162 1,127
Mortgage Backed Securities - 3.63%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 86 89
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 65 67
5.50%, 08/25/2034 70 72
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 152 159
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 67 69
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 65 65
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 62 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 $ 82 $ 82
Banc of America Mortgage 2005-A Trust
3.71%, 02/25/2035
(l)
23 23
CHL Mortgage Pass-Through Trust 2004-HYB4
2.92%, 09/20/2034
(l)
26 25
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(i),(l)
222 223
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(i),(l)
495 499
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(i),(l)
324 326
Connecticut Avenue Securities Trust 2019-R04
5.43%, 06/25/2039
(i)
280 246
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
3.58%, 10/25/2039
(i)
2,000 1,630
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
2.23%, 01/25/2040
(i)
155 149
1.00 x 1 Month USD LIBOR + 2.05%
3.43%, 01/25/2040
(i)
260 180
1.00 x 1 Month USD LIBOR + 3.25%
Connecticut Avenue Securities Trust 2020-SBT1
3.83%, 02/25/2040
(i)
295 277
1.00 x 1 Month USD LIBOR + 3.65%
3.83%, 02/25/2040
(i)
365 341
1.00 x 1 Month USD LIBOR + 3.65%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 36 38
CSMC 2018-RPL2 Trust
4.31%, 08/25/2062
(i),(l)
532 535
CSMC 2019-RP10 Trust
3.12%, 12/26/2059
(i),(l)
288 290
DSLA Mortgage Loan Trust 2005-AR5
0.49%, 09/19/2045 124 92
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
1.43%, 12/20/2052 GBP 269 361
1.00 x 3 Month GBP LIBOR + 1.25%
Fannie Mae Connecticut Avenue Securities
2.38%, 01/25/2030 $ 31 31
1.00 x 1 Month USD LIBOR + 2.20%
4.43%, 01/25/2031 4,451 4,095
1.00 x 1 Month USD LIBOR + 4.25%
5.03%, 10/25/2029 1,320 1,303
1.00 x 1 Month USD LIBOR + 4.85%
5.93%, 07/25/2029 1,215 1,252
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
5.92%, 05/25/2047
(m)
1,777 405
(1.00) x 1 Month USD LIBOR + 6.10%
6.02%, 12/25/2045
(m)
1,069 248
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac STACR 2019-HQA3
7.68%, 09/25/2049
(i)
240 172
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac Stacr Remic Trust 2019-Hqa4
6.78%, 11/25/2049
(i)
530 306
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
5.43%, 01/25/2050
(i)
350 200
1.00 x 1 Month USD LIBOR + 5.25%
Freddie Mac STACR Remic Trust 2020-DNA2
4.98%, 02/25/2050
(i)
470 240
1.00 x 1 Month USD LIBOR + 4.80%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac STACR REMIC Trust 2020-HQA1
5.28%, 01/25/2050
(i)
$ 220 $ 110
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac Stacr Remic Trust 2020-HQA2
3.28%, 03/25/2050
(i)
660 651
1.00 x 1 Month USD LIBOR + 3.10%
4.28%, 03/25/2050
(i)
660 564
1.00 x 1 Month USD LIBOR + 4.10%
Freddie Mac STACR Trust 2019-DNA4
6.43%, 10/25/2049
(i)
300 204
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
4.23%, 02/25/2049
(i)
270 246
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.98%, 07/25/2030 22 21
1.00 x 1 Month USD LIBOR + 1.80%
2.03%, 10/25/2027 31 31
1.00 x 1 Month USD LIBOR + 1.85%
5.13%, 07/25/2029 2,689 2,709
1.00 x 1 Month USD LIBOR + 4.95%
8.98%, 03/25/2028 4,455 4,289
1.00 x 1 Month USD LIBOR + 8.80%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(i)
123 120
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 38 39
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.40%, 09/25/2034 118 108
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.24%, 08/25/2035
(l)
485 426
Lehman XS Trust Series 2006-2N
0.44%, 02/25/2046 88 77
1.00 x 1 Month USD LIBOR + 0.26%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 36 38
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 32 33
6.00%, 06/25/2034 39 41
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 207 214
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.01%, 05/25/2036
(l)
12 12
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(i),(l)
483 486
STACR Trust 2018-HRP2
2.58%, 02/25/2047
(i)
2,390 2,255
1.00 x 1 Month USD LIBOR + 2.40%
Structured Adjustable Rate Mortgage Loan Trust
0.49%, 07/25/2035 555 400
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(i),(l)
1,880 1,898
$ 29,129
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
4.13%, 05/01/2025 195 203
Oil & Gas - 2.54%
Aker BP ASA
3.75%, 01/15/2030
(i)
505 503
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(d),(f),(g)
236 —
0.00%, PIK 0.00%, 12/15/2023
(d),(f),(g),(o)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(d)
4,635 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamond Offshore Drilling Inc
0.00%, 10/15/2039
(d)
$ 327 $ 33
Diamondback Energy Inc
3.50%, 12/01/2029 105 107
Hess Corp
5.60%, 02/15/2041 155 179
Leviathan Bond Ltd
5.75%, 06/30/2023
(i)
600 621
6.13%, 06/30/2025
(i)
485 504
6.50%, 06/30/2027
(i)
880 916
Occidental Petroleum Corp
2.70%, 08/15/2022 75 74
2.70%, 02/15/2023 20 19
2.90%, 08/15/2024 105 97
3.50%, 06/15/2025 35 32
5.55%, 03/15/2026 10 10
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,019 927
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 555 483
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(i)
1,100 —
Petrobras Global Finance BV
5.09%, 01/15/2030 975 1,016
6.00%, 01/27/2028 1,700 1,885
7.25%, 03/17/2044 125 147
Petroleos Mexicanos
5.95%, 01/28/2031
(i)
1,435 1,296
6.50%, 03/13/2027 1,925 1,897
6.63%, 06/15/2035 630 556
6.84%, 01/23/2030
(i)
1,450 1,398
6.95%, 01/28/2060 1,500 1,249
Petronas Capital Ltd
3.50%, 04/21/2030
(i)
1,050 1,190
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(i)
1,850 1,880
3.25%, 08/15/2030
(i)
1,175 1,210
Tullow Oil PLC
6.25%, 04/15/2022 950 594
7.00%, 03/01/2025 2,100 1,197
Whiting Petroleum Corp
0.00%, 01/15/2026
(d)
175 41
YPF SA
6.95%, 07/21/2027
(i)
240 176
$ 20,334
Other Asset Backed Securities - 5.41%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
144 144
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(i)
749 779
AIG CLO 2018-1 Ltd
6.72%, 01/20/2032
(i)
2,640 2,422
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(l)
675 211
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(i),(l)
251 249
Allegro CLO VI Ltd
3.02%, 01/17/2031
(i)
250 226
1.00 x 3 Month USD LIBOR + 2.75%
ALM VII R Ltd
7.41%, 10/15/2028
(i)
2,000 1,784
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 309
6.23%, 10/17/2036
(i)
695 771

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
$ 900 $ 1,003
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(i)
1,045 1,149
Anchorage Capital CLO 9 Ltd
4.28%, 07/15/2032
(i)
250 244
1.00 x 3 Month USD LIBOR + 4.00%
Apidos CLO XXIII
3.60%, 04/15/2033
(i)
370 360
1.00 x 3 Month USD LIBOR + 2.00%
Arbys Funding LLC
3.24%, 07/30/2050
(i)
115 118
ArrowMark Colorado Holdings
2.98%, 07/15/2029
(i)
250 249
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(i)
80 81
Avery Point VII CLO Ltd
6.87%, 01/15/2028
(i)
1,400 1,129
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
3.08%, 01/15/2033
(i)
250 251
1.00 x 3 Month USD LIBOR + 2.80%
BCC Funding XIV LLC
6.00%, 04/21/2025
(i)
250 250
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(i),(l)
198 168
5.68%, 12/16/2041
(i),(l)
547 340
BlueMountain CLO XXIV Ltd
2.97%, 04/20/2031
(i)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Bowman Park CLO Ltd
5.66%, 11/23/2025
(i)
1,000 832
1.00 x 3 Month USD LIBOR + 5.40%
Cairn CLO XI DAC
6.77%, 07/15/2035
(i)
EUR 360 415
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
Canyon Capital CLO 2019-2 Ltd
7.43%, 10/15/2032
(i)
$ 250 229
1.00 x 3 Month USD LIBOR + 7.15%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
3.40%, 01/16/2033
(i)
EUR 2,205 2,451
1.00 x 3 Month Euro Interbank Offered
Rate + 3.40%
5.50%, 01/16/2033
(i)
882 883
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(i)
$ 100 101
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(i)
672 638
Cole Park CLO Ltd 2015-1
3.42%, 10/20/2028
(i)
255 248
1.00 x 3 Month USD LIBOR + 3.15%
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(i)
550 553
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(i),(l)
260 260
DB Master Finance LLC
4.35%, 05/20/2049
(i)
208 227
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(i)
68 68
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(i)
238 236
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
$ 236 $ 235
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
326 354
Dryden 33 Senior Loan Fund
7.25%, 04/15/2029
(i)
700 604
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
2.98%, 10/15/2032
(i)
GBP 2,060 2,672
1.00 x 3 Month GBP LIBOR + 2.90%
4.58%, 10/15/2032
(i)
1,052 1,347
1.00 x 3 Month GBP LIBOR + 4.50%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(i)
CAD 515 397
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(i)
$ 678 215
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(i)
307 33
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(d),(f),(g),(i)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(i)
201 199
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 553 266
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
64 65
HPEFS Equipment Trust
2.79%, 07/22/2030 500 507
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(i)
115 114
Invitation Homes 2018-SFR1 Trust
2.16%, 03/17/2037
(i)
470 468
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
2.16%, 06/17/2037
(i)
835 830
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
1.81%, 01/17/2038
(i)
210 209
1.00 x 1 Month USD LIBOR + 1.65%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
345 291
KKR Clo 25 Ltd
6.82%, 04/15/2032
(i)
640 554
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(i),(l)
348 353
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(i)
636 559
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(i)
89 90
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(i)
102 103
Neuberger Berman CLO XIV Ltd
2.15%, 01/28/2030
(i)
365 350
1.00 x 3 Month USD LIBOR + 1.90%
OCP CLO 2015-8 Ltd
3.07%, 04/17/2027
(i)
260 256
1.00 x 3 Month USD LIBOR + 2.80%
Octagon Investment Partners 40 Ltd
4.07%, 04/20/2031
(i)
250 249
1.00 x 3 Month USD LIBOR + 3.80%
Octagon Investment Partners XVI Ltd
6.02%, 07/17/2030
(i)
500 412
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.16%, 01/22/2030
(i)
250 241
1.00 x 3 Month USD LIBOR + 1.90%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OHA Credit Funding 5 Ltd
3.31%, 04/18/2033
(i)
$ 420 $ 416
1.00 x 3 Month USD LIBOR + 2.00%
OHA Loan Funding 2013-1 Ltd
3.31%, 07/23/2031
(i)
275 263
1.00 x 3 Month USD LIBOR + 3.05%
OHA Loan Funding 2016-1 Ltd
2.22%, 01/20/2033
(i)
345 341
1.00 x 3 Month USD LIBOR + 1.95%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(i)
790 799
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(i)
620 634
OneMain Financial Issuance Trust 2020-2
2.76%, 09/14/2035
(i)
120 121
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(i)
145 149
Parallel 2017-1 Ltd
2.27%, 07/20/2029
(i)
305 294
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.42%, 10/20/2031
(i)
480 462
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
274 257
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(i)
100 101
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(i)
100 102
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(i)
420 432
Prosper Pass-Thru Trust II Series 2019-St2
0.00%, 11/15/2025
(d),(f),(g),(i)
1,190 535
0.00%, 11/15/2025
(d),(f),(g),(i)
595 268
PRPM 2018-1 LLC
5.00%, 04/25/2023
(i),(l)
200 193
PRPM 2019-4 LLC
3.35%, 11/25/2024
(i),(l)
192 193
PRPM 2020-1 LLC
2.98%, 02/25/2025
(i),(l)
431 429
Republic FInance Issuance Trust 2019-A
3.43%, 11/22/2027
(i)
490 491
Rockford Tower CLO 2017-2 Ltd
2.18%, 10/15/2029
(i)
295 288
1.00 x 3 Month USD LIBOR + 1.90%
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(i)
795 811
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(i)
100 101
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(i)
753 673
Sound Point Clo XV Ltd
6.22%, 01/23/2029
(i)
1,500 1,112
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(i)
240 139
TAL Advantage V LLC
3.55%, 11/20/2038
(i)
171 172
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(i),(l)
163 114
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(i),(l)
153 154
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059
(i),(l)
406 432
VERDE CLO Ltd
7.18%, 04/15/2032
(i)
555 502
1.00 x 3 Month USD LIBOR + 6.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
WAVE 2017-1 Trust
5.68%, 11/15/2042
(i)
$ 243 $ 168
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
83 89
York CLO-2 Ltd
2.11%, 01/22/2031
(i)
250 241
1.00 x 3 Month USD LIBOR + 1.85%
York CLO-7 Ltd
4.06%, 01/22/2033
(i)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
$ 43,372
Packaging & Containers - 0.00%
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(i),(p)
34 35
Pharmaceuticals - 0.34%
Bausch Health Cos Inc
4.50%, 05/15/2023 EUR 640 761
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025
(i)
190 241
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,214
7.13%, 01/31/2025
(i)
210 227
Upjohn Inc
4.00%, 06/22/2050
(i)
290 316
$ 2,759
Pipelines - 0.20%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(i)
630 665
Energy Transfer Operating LP
3.75%, 05/15/2030 65 64
5.00%, 05/15/2050 245 234
Kinder Morgan Inc
5.05%, 02/15/2046 75 89
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030
(i)
445 509
$ 1,561
Real Estate - 0.92%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(i)
1,210 1,073
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 700 716
4.75%, 09/28/2023 650 665
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 1,350 1,358
Sunac China Holdings Ltd
7.25%, 06/14/2022 200 205
7.88%, 02/15/2022 1,531 1,577
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 420 425
8.50%, 02/04/2023 1,275 1,355
$ 7,374
Regional Authority - 0.11%
Provincia de Buenos Aires/Government Bonds
33.35%, 04/12/2025
(i)
ARS 11,045 138
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
33.48%, 05/31/2022 51,665 710
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 848
REITs - 0.31%
American Tower Corp
2.10%, 06/15/2030 $ 280 286
Crown Castle International Corp
2.25%, 01/15/2031 635 650

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc
2.15%, 07/15/2030 $ 425 $ 436
3.20%, 11/18/2029 45 50
Iron Mountain Inc
5.00%, 07/15/2028
(i)
165 171
5.25%, 07/15/2030
(i)
165 175
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(i)
620 569
5.25%, 03/15/2022
(i)
50 49
5.25%, 10/01/2025
(i)
130 124
$ 2,510
Retail - 0.36%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
50 51
4.38%, 01/15/2028
(i)
660 678
AutoNation Inc
4.75%, 06/01/2030 60 70
FirstCash Inc
4.63%, 09/01/2028
(i)
171 176
McDonald's Corp
3.63%, 09/01/2049 230 260
Staples Inc
10.75%, 04/15/2027
(i),(n)
2,048 1,423
Yum! Brands Inc
4.75%, 01/15/2030
(i)
230 254
$ 2,912
Semiconductors - 0.37%
Broadcom Corp / Broadcom Cayman Finance Ltd
3.50%, 01/15/2028 10 11
3.88%, 01/15/2027 40 44
Broadcom Inc
4.15%, 11/15/2030 20 23
4.30%, 11/15/2032 740 852
4.75%, 04/15/2029 710 833
5.00%, 04/15/2030 225 268
Micron Technology Inc
4.66%, 02/15/2030 30 35
5.33%, 02/06/2029 670 801
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(i)
70 77
3.40%, 05/01/2030
(i)
40 44
$ 2,988
Software - 0.06%
MSCI Inc
3.63%, 09/01/2030
(i)
265 278
Open Text Corp
3.88%, 02/15/2028
(i)
70 72
Open Text Holdings Inc
4.13%, 02/15/2030
(i)
65 67
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
65 70
$ 487
Sovereign - 8.75%
1MDB Global Investments Ltd
4.40%, 03/09/2023 900 904
Abu Dhabi Government International Bond
0.75%, 09/02/2023
(i),(p)
1,825 1,823
1.70%, 03/02/2031
(i),(p)
1,825 1,814
2.50%, 04/16/2025
(i)
850 901
3.13%, 04/16/2030
(i)
1,175 1,315
Argentine Republic Government International
Bond
0.00%, 04/22/2026
(d)
825 375
0.00%, 07/06/2036
(d)
1,460 646
0.00%, 04/22/2046
(d)
1,100 481
3.88%, 01/15/2022 EUR 66 37
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Brazilian Government International Bond
2.88%, 06/06/2025 $ 1,742 $ 1,763
Colombia Government International Bond
3.88%, 04/25/2027 2,225 2,423
4.50%, 03/15/2029 375 423
Dominican Republic International Bond
5.50%, 01/27/2025 1,325 1,389
5.95%, 01/25/2027 700 750
Export-Import Bank of Korea
0.82%, 06/25/2022 650 652
3 Month USD LIBOR + 0.53%
Ghana Government International Bond
8.13%, 01/18/2026 1,275 1,301
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 64,500,000 4,469
Israel Government International Bond
2.75%, 07/03/2030 $ 2,300 2,529
3.88%, 07/03/2050 1,275 1,520
4.50%, 04/03/2120 825 1,133
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 1,125 1,273
Malaysia Government Bond
4.07%, 06/15/2050 MYR 8,100 2,072
Mexican Bonos
5.75%, 03/05/2026 MXN 28,300 1,323
7.75%, 11/13/2042 27,400 1,369
Mexico Government International Bond
4.75%, 04/27/2032 $ 1,650 1,891
Montenegro Government International Bond
5.75%, 03/10/2021 EUR 2,282 2,767
Peru Government Bond
6.15%, 08/12/2032 PEN 9,125 3,038
Peruvian Government International Bond
6.35%, 08/12/2028 10,000 3,450
Qatar Government International Bond
3.40%, 04/16/2025
(i)
$ 1,250 1,371
3.75%, 04/16/2030
(i)
1,175 1,368
4.40%, 04/16/2050
(i)
1,000 1,298
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(i)
700 654
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 39,717 1,549
8.88%, 02/28/2035 73,000 3,681
Romanian Government International Bond
2.00%, 01/28/2032 EUR 1,725 1,941
3.62%, 05/26/2030
(i)
750 980
Russian Federal Bond - OFZ
7.25%, 05/10/2034 RUB 225,000 3,311
Serbia International Bond
3.13%, 05/15/2027
(i)
EUR 2,025 2,583
Turkey Government International Bond
5.60%, 11/14/2024 $ 592 578
6.25%, 09/26/2022 358 363
6.35%, 08/10/2024 359 360
Ukraine Government International Bond
0.00%, 05/31/2040
(d),(l)
1,970 1,876
4.38%, 01/27/2030
(i)
EUR 675 692
7.75%, 09/01/2023 $ 1,675 1,780
Zambia Government International Bond
5.38%, 09/20/2022 900 471
8.50%, 04/14/2024 1,900 986
8.97%, 07/30/2027 875 458
$ 70,131
Student Loan Asset Backed Securities - 0.32%
Education Funding Trust Trust
2.79%, 07/25/2041
(i)
320 323

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(i)
$ 140 $ 143
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(i)
445 451
Navient Private Education Refi Loan Trust
2019-G
3.08%, 10/15/2068
(i)
105 104
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 100
SLM Private Credit Student Loan Trust 2003-A
3.68%, 06/15/2032 189 184
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.66%, 03/15/2033 50 48
1.00 x US 28 Day Auction Rate + 0.00%
3.67%, 03/15/2033 450 436
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 105
SMB Private Education Loan Trust 2017-B
0.91%, 10/15/2035
(i)
227 225
1.00 x 1 Month USD LIBOR + 0.75%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 101
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(i)
31 31
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(i)
173 176
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 166
$ 2,593
Supranational Bank - 0.80%
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 875 887
European Investment Bank
0.63%, 07/25/2025 139 141
1.63%, 03/14/2025 2,220 2,345
International Bank for Reconstruction &
Development
0.63%, 04/22/2025 694 701
1.63%, 01/15/2025 2,220 2,340
$ 6,414
Telecommunications - 1.15%
AT&T Inc
3.65%, 06/01/2051 325 343
C&W Senior Financing DAC
7.50%, 10/15/2026
(i)
1,850 1,975
CommScope Inc
6.00%, 03/01/2026
(i)
250 266
7.13%, 07/01/2028
(i)
455 485
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
95 94
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(i)
1,064 1,106
Intrado Corp
8.50%, 10/15/2025
(i)
1,912 1,693
Kenbourne Invest SA
6.88%, 11/26/2024
(i)
355 369
Level 3 Financing Inc
4.63%, 09/15/2027
(i)
55 58
Millicom International Cellular SA
5.13%, 01/15/2028
(i)
200 209
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 2,410 2,481
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Capital Corp
6.88%, 11/15/2028 $ 40 $ 51
T-Mobile USA Inc
4.50%, 02/01/2026 65 67
$ 9,197
Transportation - 0.02%
FedEx Corp
4.05%, 02/15/2048 5 6
4.10%, 02/01/2045 55 62
5.25%, 05/15/2050 75 100
$ 168
Trucking & Leasing - 0.02%
Aviation Capital Group LLC
5.50%, 12/15/2024
(i)
175 180
TOTAL BONDS $ 310,230
CONVERTIBLE BONDS - 0.38%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.10%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 $ 315 $ 336
1.25%, 05/15/2027
(i)
475 471
$ 807
Commercial Services - 0.01%
Chegg Inc
0.00%, 09/01/2026
(d),(i)
60 61
Media - 0.26%
DISH Network Corp
2.38%, 03/15/2024 555 522
3.38%, 08/15/2026 1,573 1,551
$ 2,073
Oil & Gas - 0.00%
Chesapeake Energy Corp
0.00%, 09/15/2026
(d)
190 8
Telecommunications - 0.00%
CalAmp Corp
2.00%, 08/01/2025 45 37
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 73
TOTAL CONVERTIBLE BONDS $ 3,059
SENIOR FLOATING RATE INTERESTS
- 0.91%
Principal
Amount (000's) Value (000's)
Advertising - 0.08%
Clear Channel Outdoor Holdings Inc
3.76%, 08/07/2026
(q)
$ 720 $ 653
1 Month USD LIBOR + 3.50%
Airlines - 0.04%
JetBlue Airways Corp
6.24%, 06/12/2024
(q)
12 12
1 Month USD LIBOR + 5.25%
Mileage Plus Holdings LLC
6.25%, 06/25/2027
(q)
318 321
1 Month USD LIBOR + 5.25%
$ 333
Automobile Parts & Equipment - 0.15%
American Axle & Manufacturing Inc
3.00%, 03/08/2024
(q)
403 391
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
5.58%, 06/27/2025
(q)
975 835
3 Month USD LIBOR + 4.50%
$ 1,226
Commercial Services - 0.06%
Employbridge LLC
5.50%, 04/18/2025
(q)
125 112
3 Month USD LIBOR + 4.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
111
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Kingpin Intermediate Holdings LLC
4.50%, 07/03/2024
(q)
$ 401 $ 330
3 Month USD LIBOR + 3.50%
$ 442
Computers - 0.05%
Electronics For Imaging Inc
5.18%, 07/02/2026
(q)
372 294
3 Month USD LIBOR + 5.00%
Genuine Financial Holdings LLC
3.90%, 06/27/2025
(q)
110 100
3 Month USD LIBOR + 3.75%
Redstone Buyer LLC
0.00%, 06/29/2027
(q),(r)
31 31
1 Month USD LIBOR + 5.00%
$ 425
Diversified Financial Services - 0.03%
4L Technologies
8.50%, 02/05/2024
(q)
199 173
1 Month USD LIBOR + 7.50%
Hudson River Trading LLC
0.00%, 02/18/2027
(q),(r)
50 49
1 Month USD LIBOR + 3.00%
$ 222
Electric - 0.01%
PG&E Corp
5.50%, 06/18/2025
(q)
57 56
1 Month USD LIBOR + 4.50%
Electronics - 0.00%
Tech Data Corp
3.63%, 06/26/2025
(q)
37 37
1 Month USD LIBOR + 3.50%
Engineering & Construction - 0.01%
Tutor Perini Corp
0.00%, 08/13/2027
(q),(r)
44 43
Entertainment - 0.12%
Deluxe Entertainment Services Group Inc
6.00%, PIK 1.50%, 03/25/2024
(f),(g),(o),(q)
382 3 50
1 Month USD LIBOR + 6.50%
7.00%, PIK 2.50%, 09/25/2024
(f),(g),(o),(q)
801 240
1 Month USD LIBOR + 8.50%
$ 590
Healthcare - Services - 0.04%
Air Methods Corp
4.50%, 04/12/2024
(q)
374 328
3 Month USD LIBOR + 3.50%
Household Products & Wares - 0.03%
Acuity Specialty Products Inc
5.07%, 08/09/2024
(q)
236 217
3 Month USD LIBOR + 4.00%
Insurance - 0.03%
Sedgwick Claims Management Services Inc
5.25%, 09/03/2026
(q)
225 224
1 Month USD LIBOR + 4.25%
Internet - 0.02%
Airbnb Inc
8.50%, 04/14/2025
(q)
169 178
1 Month USD LIBOR + 7.50%
Go Daddy Operating Co LLC
0.00%, 08/07/2027
(q),(r)
14 14
1 Month USD LIBOR + 2.50%
$ 192
Leisure Products & Services - 0.01%
Carnival Corp
8.50%, 06/26/2025
(q)
40 39
1 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.01%
Vertical US Newco
0.00%, 06/30/2027
(q),(r)
$ 60 $ 59
Media - 0.09%
Meredith Corp
0.00%, 07/23/2027
(q),(r)
92 92
NEP Group Inc
3.41%, 10/20/2025
(q)
346 290
3 Month USD LIBOR + 3.25%
UPC Financing Partners
0.00%, 01/20/2029
(q),(r)
40 39
0.00%, 01/20/2029
(q),(r)
40 39
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 235 275
3 Month Euro Interbank Offered Rate +
3.00%
$ 735
Oil & Gas - 0.01%
California Resources Corp
0.00%, 11/14/2022
(d),(q)
$ 184 67
1 Month USD LIBOR + 4.75%
Gavilan Resources LLC
0.00%, 03/01/2024
(d),(q)
680 3
3 Month USD LIBOR + 6.00%
$ 70
Oil & Gas Services - 0.01%
ChampionX Holding Inc
5.99%, 05/28/2027
(q)
14 14
1 Month USD LIBOR + 5.00%
Lealand Finance Co BV
3.15%, 06/28/2024
(q)
44 39
1 Month USD LIBOR + 3.00%
$ 53
Packaging & Containers - 0.01%
Graham Packaging Co Inc
4.50%, 08/06/2027
(q)
50 50
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0.01%
Milano Acquisition
0.00%, 08/17/2027
(q),(r)
106 10 4
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, PIK 12.50%, 02/04/2024
(d),(o),(q)
7 7
Software - 0.03%
GlobalLogic Holdings Inc
0.00%, 08/23/2027
(q),(r)
82 81
1 Month USD LIBOR + 3.75%
Mitchell International Inc
4.75%, 12/01/2024
(q)
90 88
1 Month USD LIBOR + 4.25%
Riverbed Technology Inc
4.25%, 04/24/2022
(q)
66 58
3 Month USD LIBOR + 3.25%
Ultimate Software Group Inc/The
4.75%, 05/04/2026
(q)
45 45
1 Month USD LIBOR + 4.00%
$ 272
Telecommunications - 0.06%
GTT Communications Inc
2.91%, 05/31/2025
(q)
368 290
3 Month USD LIBOR + 2.75%
LogMeIn Inc
0.00%, 08/14/2027
(q),(r)
230 224
1 Month USD LIBOR + 4.75%
$ 514
TOTAL SENIOR FLOATING RATE INTERESTS $ 6,891

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
112
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 56.1 8%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2.62%
2.00%, 10/01/2050
(s)
$ 5,314 $ 5,468
3.00%, 07/01/2050
(n)
14,531 15,529
$ 20,997
U.S. Treasury - 50.4 4%
0.13%, 06/30/2022
(n)
2,773 2,772
0.25%, 06/15/2023
(n)
17,829 17,882
0.63%, 03/31/2027
(n)
15,384 15,564
0.63%, 08/15/2030
(n)
4,928 4,895
1.13%, 02/28/2022 7,000 7,102
1.25%, 10/31/2021
(n)
20,120 20,370
1.38%, 08/31/2026
(n)
32,741 34,667
1.63%, 10/31/2026
(n)
18,321 19,686
1.63%, 11/30/2026
(n)
28,604 30,750
1.88%, 03/31/2022
(n)
18,234 18,732
2.13%, 05/15/2022
(n)
23,265 24,047
2.13%, 11/30/2024
(n)
48,717 52,633
2.25%, 03/31/2021
(n)
13,602 13,764
2.50%, 01/15/2022
(n)
26,693 27,550
2.50%, 02/15/2022
(n)
18,234 18,857
2.50%, 03/31/2023
(n)
20,137 21,361
2.63%, 06/30/2023
(n)
17,799 19,044
2.63%, 12/31/2023
(n)
36,039 38,974
3.00%, 02/15/2047
(n)
7,172 9,688
3.75%, 11/15/2043
(n)
3,940 5,839
$ 404,177
U.S. Treasury Bill - 1.29%
0.10%, 11/27/2020
(t),(u)
1,285 1,285
0.12%, 06/17/2021
(t)
2,640 2,637
0.13%, 07/15/2021
(t)
1,320 1,318
0.14%, 10/13/2020
(t)
1,900 1,900
0.14%, 11/19/2020
(t)
1,275 1,275
1.50%, 11/05/2020
(t)
1,895 1,895
$ 10,310
U.S. Treasury Inflation-Indexed Obligations - 1.83%
0.13%, 10/15/2024
(n)
1,391 1,489
0.13%, 04/15/2025
(n)
7,610 8,184
0.50%, 04/15/2024
(n)
4,709 5,043
$ 14,716
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 450,200
REPURCHASE AGREEMENTS - 34.63%
Maturity
Amount (000's) Value (000's)
Banks - 34.63%
Merrill Lynch Repurchase Agreement on
securities sold short; 0.00% traded 03/18/2020
(collateralized by Turkey Government
International Bond; $668,626; 11.88%; dated
01/15/30)
(d),(v)
$ 631 $ 631
Merrill Lynch Repurchase Agreement on
securities sold short; 0.01% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $11,076,483;
0.25%; dated 07/31/25)
11,067 11,067
Merrill Lynch Repurchase Agreement on
securities sold short; (0.01)% traded
08/31/2020 maturing 09/02/2020
(collateralized by United States Treasury Note/
Bond; $23,376,898; 0.38%; dated 07/31/27)
23,325 23,325
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $26,862,939;
2.25%; dated 02/15/37)
26,844 26,844
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$3,301,905; 0.25%; dated 07/15/29)
$ 3,300 $ 3,300
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $40,104,946;
1.75%; dated 12/31/24)
40,111 40,111
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $34,017,408;
1.38%; dated 02/15/23)
34,026 34,026
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $20,987,236;
1.13%; dated 02/28/22)
20,996 20,996
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $23,349,119;
0.50%; dated 03/31/25)
23,346 23,346
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $13,848,553;
0.13%; dated 05/15/23)
13,851 13,851
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $38,096,157;
0.25%; dated 05/31/25)
38,069 38,069
Merrill Lynch Repurchase Agreement on
securities sold short; 0.05% traded 08/31/2020
maturing 09/02/2020 (collateralized by United
States Treasury Note/Bond; $36,153,291;
0.13%; dated 07/15/23)
36,170 36,170
Merrill Lynch Repurchase Agreement on
securities sold short; (0.08)% traded
08/31/2020 maturing 09/02/2020
(collateralized by United States Treasury Note/
Bond; $3,015,607; 1.25%; dated 05/15/50)
2,968 2,969
Merrill Lynch Repurchase Agreement on
securities sold short; (0.30)% traded
03/18/2020 (collateralized by Republic of
South Africa Government International Bond;
$3,150,070; 4.85%; dated 09/27/27)
(v)
2,952 2,95 6
$ 277,66 1
TOTAL REPURCHASE AGREEMENTS $ 277,66 1
TOTAL PURCHASED OPTIONS - 0.18% $ 1,463
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.02% $ 128
Total Investments $ 1,487,481
Other Assets and Liabilities -  (85.60)% (686,058)
TOTAL NET ASSETS - 100.00% $ 801, 423
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
113
(e) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $102,729 or
12.81% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,138 or 0.77%
of net assets.
(h) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $159,276 or 19.87% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $414,047 or 51.66% of net assets.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Security purchased on a when-issued basis.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after August 31, 2020, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Rate shown is the discount rate of the original purchase.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440 or 0.05% of net assets.
(v) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 63.32%
Financial 43.23%
Money Market Funds 12.14%
Consumer, Non-cyclical 11.27%
Mortgage Securities 9.91%
Communications 7.50%
Consumer, Cyclical 7.44%
Industrial 7.16%
Asset Backed Securities 6.86%
Technology 6.85%
Energy 4.17%
Basic Materials 3.31%
Utilities 2.08%
Purchased Options 0.18%
Investment Companies 0.10%
Diversified 0.03%
Purchased Interest Rate Swaptions 0.02%
Investments Sold Short (53. 30 )%
Other Assets and Liabilities
(32. 30 )%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 151,384 $ 1,072,757 $ 1,135,105 $ 89,036
$ 151,384 $ 1,072,757 $ 1,135,105 $ 89,036
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,047 $ — $ — $ —
$ 1,047 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series E   0.00% 06/24/2015 $ 157 $ 137 0.02%
DraftKings Pipe 12/04/2014-08/14/2020 79 597 0.08%
Element Comm Aviation 06/15/2015 2,800 315 0.04%
Forward Venture Services LLC   0.00% 11/20/2014 102 299 0.04%
Jand Inc 04/23/2015 19 38 0.00%
Jand Inc   0.00% 04/23/2015 43 86 0.01%
Marklogic Corp   0.00% 04/27/2015 172 129 0.02%
Veracode Inc   0.00% 04/18/2017 2 4 3 0.00%
WE Company Common Class A 12/08/2014 6 2 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 38 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 30 0.00%
Total $ 1,674 0.22%
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
114
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - SPDR Gold Shares ETP N/A 22 $ 2 $ 200.00 01/24/2022 $ 28 $ 31 $ 3
Call - Bayer AG N/A 228 EUR 23 EUR 60.00 10/19/2020 49 36 (13)
Call - Coca-Cola Co/The N/A 127 $ 13 $ 47.50 12/21/2020 35 44 9
Call - SPDR S&P Oil & Gas
Exploration & Production ETF
N/A 69 7 $ 60.00 01/18/2021 35 20 (15)
Put - iShares Russell 2000 ETF N/A 62 6 $ 137.00 12/21/2020 29 30 1
Put - iShares Russell 2000 ETF N/A 62 6 $ 145.00 12/21/2020 40 43 3
Put - MAXIS Nikkei 225 Index N/A 10 JPY 10 JPY 22,500.00 09/14/2020 49 11 (38)
Put - S&P 500 Index N/A 48 $ 5 $ 3,100.00 12/21/2020 385 426 41
Put - S&P 500 Index N/A 17 2 $ 3,150.00 03/22/2021 277 259 (18)
Put - S&P 500 Index N/A 48 5 $ 2,950.00 09/21/2020 411 21 (390)
Put - SPDR S&P 500 ETF Trust N/A 21 2 $ 296.00 12/21/2020 16 15 (1)
Put - SPDR S&P 500 ETF Trust N/A 21 2 $ 313.00 12/21/2020 23 20 (3)
Call - EUR versus USD Goldman Sachs & Co 1 EUR 2,775 EUR 1.18 09/10/2020 27 43 16
Call - USD versus IDR Standard Chartered Bank,
Hong Kong
1 $ 1,158 $ 15,500.00 11/04/2020 14 6 (8)
Call - USD versus KRW Goldman Sachs & Co 1 1,665 $ 1,250.00 12/18/2020 19 8 (11)
Call - USD versus KRW Goldman Sachs & Co 1 1,388 $ 1,260.00 12/08/2020 15 5 (10)
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 3,474 $ 32.15 11/17/2020 22 8 (14)
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 4,163 $ 31.50 10/16/2020 34 16 (18)
Put - EUR versus JPY Goldman Sachs & Co 1 EUR 2,775 EUR 124.00 10/30/2020 21 20 (1)
Put - USD versus BRL Morgan Stanley & Co 1 $ 1,981 $ 5.15 10/16/2020 57 16 (41)
Put - USD versus BRL Goldman Sachs & Co 1 1,698 $ 5.15 10/16/2020 45 13 (32)
Put - USD versus BRL BNP Paribas 1 3,962 $ 4.82 10/16/2020 117 5 (112)
Put - USD versus CLP Deutsche Bank AG 1 4,170 $ 795.00 10/02/2020 108 124 16
Put - USD versus CNH Goldman Sachs & Co 1 4,290 $ 6.89 12/14/2020 32 53 21
Put - USD versus CNH JPMorgan Chase 1 2,027 $ 6.90 01/06/2021 14 28 14
Put - USD versus MXN Goldman Sachs & Co 1 463 $ 21.50 12/24/2020 9 8 (1)
Put - USD versus MXN Goldman Sachs & Co 1 2,316 $ 21.50 12/24/2020 42 39 (3)
Put - USD versus THB JPMorgan Chase 1 2,895 $ 30.75 09/15/2020 5 2 (3)
Put - USD versus THB Bank of America NA 1 2,775 $ 30.75 09/15/2020 5 2 (3)
Call - US 10 Year Note Future;
December 2020
N/A 342 342 $ 140.50 09/28/2020 131 21 (110)
Call - US 10 Year Note Future;
December 2020
N/A 29 29 $ 140.00 09/28/2020 4 4 —
Call - US 10 Year Note Future;
December 2020
N/A 116 116 $ 142.00 09/28/2020 20 2 (18)
Put - 90 Day Eurodollar Future;
December 2022
N/A 279 698 $ 99.63 12/14/2020 41 28 (13)
Put - 90 Day Eurodollar Future;
September 2021
N/A 155 388 $ 99.75 09/14/2020 8 1 (7)
Put - 90 Day Eurodollar Future;
September 2022
N/A 55 138 $ 99.63 09/14/2020 7 — (7)
Put - US 10 Year Note Future;
December 2020
N/A 58 58 $ 140.00 09/28/2020 38 52 14
Put - US 5 Year Note Future;
December 2020
N/A 135 135 $ 125.25 09/28/2020 9 3 (6)
Put - US 5 Year Note Future;
December 2020
N/A 7 7 $ 123.00 11/23/2020 — — —
Total $ 2,221 $ 1,463 $ (758)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Allstate Corp/The N/A 1 $ — $ 100.00 10/19/2020 $ — $ — $ —
Call - Altria Group Inc N/A 1 — $ 45.00 10/19/2020 — — —
Call - Applied Materials Inc N/A 2 — $ 70.00 10/19/2020 — — —
Call - AT&T Inc N/A 3 — $ 31.00 10/19/2020 — — —
Call - Bayer AG N/A 228 EUR 23 EUR 65.00 10/19/2020 (17) (15) 2
Call - Best Buy Co Inc N/A 1 $ — $ 130.00 10/19/2020 — — —
Call - Bristol-Myers Squibb Co N/A 2 — $ 65.00 10/19/2020 — — —
Call - Chevron Corp N/A 1 — $ 97.50 10/19/2020 — — —
Call - Citigroup Inc N/A 1 — $ 55.00 10/19/2020 — — —
Call - Coca-Cola Co/The N/A 127 13 $ 57.50 12/21/2020 (4) (4) —
Call - Comcast Corp N/A 3 — $ 45.00 10/19/2020 (1) (1) —
Call - CSX Corp N/A 1 — $ 77.50 10/19/2020 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
115
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - DR Horton Inc N/A 1 $ — $ 82.50 10/19/2020 $ — $ — $ —
Call - eBay Inc N/A 2 — $ 65.00 10/19/2020 — — —
Call - Enterprise Products Partners
LP
N/A 6 1 $ 20.00 10/19/2020 — — —
Call - HP Inc N/A 4 — $ 20.00 10/19/2020 — — —
Call - Kroger Co/The N/A 3 — $ 39.00 10/19/2020 — — —
Call - Merck & Co Inc N/A 1 — $ 90.00 10/19/2020 — — —
Call - MetLife Inc N/A 2 — $ 42.50 10/19/2020 — — —
Call - Newmont Corp N/A 1 — $ 75.00 10/19/2020 — — —
Call - Nexstar Media Group Inc N/A 1 — $ 105.00 10/19/2020 — — —
Call - NortonLifeLock Inc N/A 4 — $ 25.00 10/19/2020 — — —
Call - Oracle Corp N/A 1 — $ 60.00 10/19/2020 — — —
Call - Philip Morris International
Inc
N/A 1 — $ 82.50 10/19/2020 — — —
Call - Procter & Gamble Co/The N/A 1 — $ 145.00 10/19/2020 — — —
Call - Progressive Corp/The N/A 1 — $ 95.00 10/19/2020 (1) (1) —
Call - PulteGroup Inc N/A 2 — $ 50.00 10/19/2020 — — —
Call - QUALCOMM Inc N/A 1 — $ 125.00 10/19/2020 (1) (1) —
Call - Truist Financial Corp N/A 2 — $ 42.50 10/19/2020 — — —
Call - Williams Cos Inc/The N/A 3 — $ 23.00 10/19/2020 — — —
Put - Coca-Cola Co/The N/A 127 13 $ 37.50 12/21/2020 (10) (4) 6
Put - S&P 500 Index N/A 17 2 $ 2,875.00 03/22/2021 (178) (171) 7
Put - S&P 500 Index N/A 48 5 $ 2,775.00 12/21/2020 (191) (221) (30)
Call - EUR versus HUF JPMorgan Chase 1 EUR 1,415 EUR 360.00 10/29/2020 (13) (12) 1
Call - EUR versus USD Goldman Sachs & Co 1 1,388 EUR 1.22 11/11/2020 (9) (11) (2)
Call - USD versus CLP Deutsche Bank AG 1 $ 1,430 $ 815.00 10/02/2020 (16) (5) 11
Call - USD versus CNH Goldman Sachs & Co 1 1,737 $ 7.16 01/06/2021 (22) (9) 13
Call - USD versus COP Citigroup Inc 1 1,430 $ 4,000.00 12/16/2020 (26) (18) 8
Call - USD versus MXN Goldman Sachs & Co 1 1,448 $ 23.00 12/24/2020 (41) (30) 11
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 4,163 $ 32.50 10/16/2020 (11) (2) 9
Call - USD versus THB Standard Chartered Bank,
Hong Kong
1 3,474 $ 33.00 11/17/2020 (10) (3) 7
Put - USD versus CLP Goldman Sachs & Co 1 3,892 $ 755.00 10/02/2020 (13) (15) (2)
Put - USD versus INR BNP Paribas 1 1,687 $ 73.50 12/16/2020 (18) (17) 1
Put - USD versus INR JPMorgan Chase 1 1,019 $ 73.50 12/16/2020 (8) (10) (2)
Call - 90 Day Eurodollar Future;
September 2023
N/A 55 138 $ 99.63 09/14/2020 (12) (8) 4
Put - 90 Day Eurodollar Future;
December 2022
N/A 279 698 $ 99.38 12/14/2020 (16) (7) 9
Put - 90 Day Eurodollar Future;
September 2021
N/A 100 250 $ 99.63 09/14/2020 (2) (1) 1
Put - US 10 Year Note Future;
December 2020
N/A 116 116 $ 138.00 09/28/2020 (18) (13) 5
Put - US 5 Year Note Future;
December 2020
N/A 21 21 $ 116.00 11/23/2020 — — —
Total $ (638) $ (579) $ 59
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Pay ZAR 27,750 7.59% 11/12/2020 $ 47 $ 71 $ 24
Call - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Pay PLN 9,435 0.82% 11/05/2020 20 13 (7)
Call - 5 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Pay ZAR 48,724 5.50% 11/10/2020 23 39 16
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Pay PLN 9,435 0.88% 11/11/2020 21 5 (16)
Total $ 111 $ 128 $ 17

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
116
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 27,750 6.75% 11/12/2020 $ (12) $ (17) $ (5)
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Receive PLN 9,435 1.43% 11/11/2020 (8) — 8
Put - 5 Year Interest Rate
Swap
Bank of America NA 6 Month Warsaw
Interbank Offered Rate
Receive 9,435 1.37% 11/05/2020 (7) — 7
Total $ (27) $ (17) $ 10
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month SOFR; December 2020 Long 69 $ 28,729 $ 2
1 Month SOFR; January 2021 Short 69 28,731 (2)
30 Day Federal Funds; September 2020 Long 166 69,115 (8)
90 Day Eurodollar; December 2021 Long 299 74,586 7
90 Day Eurodollar; December 2021 Long 100 24,945 6
90 Day Eurodollar; December 2022 Short 100 24,935 (10)
90 Day Eurodollar; September 2020 Short 277 69,089 (33)
90 Day Eurodollar; September 2021 Long 342 85,333 13
90 Day Eurodollar; September 2022 Short 342 85,308 (54)
90 Day Eurodollar; September 2023 Short 2 498 (4)
90 Day Short Sterling; December 2021 Long 227 37,923 11
Australia 10 Year Bond; September 2020 Long 32 3,480 (24)
Brent Crude; November 2020
(a)
Short 11 498 1
CAC40 Index; September 2020 Long 29 1,710 (7)
Canada 10 Year Bond; December 2020 Long 109 12,613 (49)
Cocoa; December 2020
(a)
Short 13 306 (13)
Coffee 'C'; December 2020
(a)
Short 3 145 (15)
Corn; December 2020
(a)
Short 74 1,324 (64)
Cotton No.2; December 2020
(a)
Long 14 456 9
DAX Index; September 2020 Long 9 3,471 58
DJ Euro Stoxx 50; September 2020 Short 46 1,792 (75)
DJ Euro Stoxx 50; September 2020 Long 79 3,078 3
DJ Euro Stoxx 50; September 2020 Short 267 10,403 (664)
Dollar Index; September 2020 Short 14 1,290 48
E-Mini DJIA Index; September 2020 Long 33 4,689 239
eMini MSCI Emerging Markets; September 2020 Short 17 935 (113)
Euribor; December 2021 Long 24 7,194 (1)
Euro Bond 10 Year Bond; September 2020 Short 3 629 —
Euro Schatz; September 2020 Long 111 14,838 (8)
Euro-Bobl 5 Year; September 2020 Long 19 3,053 (5)
FTSE China A50 Index; September 2020 Short 6 93 —
FTSE100 Index; September 2020 Short 45 3,586 (11)
Gasoline RBOB; October 2020
(a)
Long 14 714 8
Gold 100 oz; December 2020
(a)
Long 11 2,176 (8)
Hang Seng Index; September 2020 Short 12 1,941 27
Hang Seng Index; September 2020 Long 10 1,618 (18)
HSCEI China Index; September 2020 Short 27 1,739 52
Japan 10 Year Bond TSE; September 2020 Short 10 14,312 39
Japan Topix Index; September 2020 Short 20 3,052 8
Japan Topix Index; September 2020 Long 15 2,289 50
KC HRW Wheat; December 2020
(a)
Short 29 689 (70)
LME Copper; December 2020
(a)
Long 20 3,333 97
LME Copper; September 2020
(a)
Short — — (156)
LME PRI Alum; December 2020
(a)
Long 19 857 (2)
LME PRI Alum; September 2020
(a)
Short — — (123)
LME Zinc; December 2020
(a)
Long 14 882 69
LME Zinc; September 2020
(a)
Short — — (87)
Low Sulphur Gasoline; October 2020
(a)
Short 21 773 30
Mini Japan 10 Year Bond; September 2020 Short 12 1,717 4
Nasdaq 100 E-Mini; September 2020 Long 12 2,907 248
Natural Gas; October 2020
(a)
Short 44 1,157 (132)
Nikkei 225 OSE; September 2020 Short 13 2,843 (57)
Nikkei 225 OSE; September 2020 Long 18 3,936 79
NY Harb ULSD; October 2020
(a)
Short 16 818 36
Russell 2000 Emini; September 2020 Short 205 16,003 (1,394)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
117
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2020 Long 30 $ 2,342 $ 71
S&P 500 Emini; September 2020 Short 46 8,048 (1,063)
S&P 500 Emini; September 2020 Short 9 1,575 (82)
S&P 500 Emini; September 2020 Long 30 5,248 429
S&P Mid 400 Emini; September 2020 Short 21 4,044 (393)
S&P/TSX 60 Index; September 2020 Short 10 1,516 (114)
Silver; December 2020
(a)
Long 9 1,287 72
Soybean Meal; December 2020
(a)
Short 18 563 (30)
Soybean Oil; December 2020
(a)
Long 12 237 2
Soybean; November 2020
(a)
Short 33 1,573 (129)
SPI 200 Index; September 2020 Short 2 222 (8)
Sugar #11; March 2021
(a)
Long 36 535 —
UK 10 Year Gilt; December 2020 Long 35 6,317 (34)
US 10 Year Note; December 2020 Short 73 10,165 (25)
US 10 Year Note; December 2020 Long 97 13,507 3
US 10 Year Note; December 2020 Short 22 3,064 (3)
US 10 Year Ultra Note; September 2020 Short 87 13,686 45
US 2 Year Note; December 2020 Short 102 22,536 (1)
US 2 Year Note; December 2020 Long 177 39,107 14
US 2 Year Note; September 2020 Short 121 26,723 (2)
US 5 Year Note; December 2020 Short 41 5,167 (5)
US 5 Year Note; December 2020 Long 216 27,223 29
US Long Bond; December 2020 Short 89 15,639 (23)
US Long Bond; December 2020 Long 6 1,054 4
US Long Bond; December 2020 Long 19 3,339 (25)
US Ultra Bond; December 2020 Short 40 8,836 (101)
US Ultra Bond; December 2020 Short 18 3,976 —
Wheat; December 2020
(a)
Short 30 828 (75)
WTI Crude; October 2020
(a)
Short 18 767 (7)
Total $ (3,514)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/01/2020 $ 340 EUR 286 $ — $ (1)
Bank of America NA 09/01/2020 EUR 972 $ 1,158 2 —
Bank of America NA 09/01/2020 $ 820 EUR 686 1 —
Bank of America NA 09/01/2020 $ 822 HUF 244,475 1 —
Bank of America NA 09/01/2020 HUF 244,475 $ 821 — —
Bank of America NA 09/01/2020 $ 840 JPY 88,861 1 —
Bank of America NA 09/01/2020 JPY 88,861 $ 833 6 —
Bank of America NA 09/01/2020 $ 2 MXN 41 — —
Bank of America NA 09/01/2020 $ 172 MXN 3,738 1 —
Bank of America NA 09/01/2020 MXN 3,779 $ 172 1 —
Bank of America NA 09/01/2020 PLN 4 $ 1 — —
Bank of America NA 09/01/2020 PLN 1,254 $ 341 — —
Bank of America NA 09/01/2020 $ 342 PLN 1,259 — —
Bank of America NA 09/02/2020 $ 911 EUR 763 — —
Bank of America NA 09/02/2020 EUR 763 $ 911 — —
Bank of America NA 09/02/2020 $ 910 JPY 96,512 — (1)
Bank of America NA 09/02/2020 JPY 96,493 $ 911 — —
Bank of America NA 09/08/2020 $ 2,631 COP 9,953,429 — (29)
Bank of America NA 09/08/2020 $ 278 KRW 332,015 — (2)
Bank of America NA 09/10/2020 $ 429 CLP 341,055 — (10)
Bank of America NA 09/10/2020 CLP 885,957 $ 1,144 — (4)
Bank of America NA 09/14/2020 AUD 1,110 $ 807 12 —
Bank of America NA 09/14/2020 $ 2,786 AUD 3,885 — (79)
Bank of America NA 09/14/2020 GBP 1,665 $ 2,185 41 —
Bank of America NA 09/14/2020 $ 2,918 GBP 2,220 — (50)
Bank of America NA 09/14/2020 $ 6,390 EUR 5,392 — (46)
Bank of America NA 09/14/2020 $ 1,990 EUR 1,665 3 —
Bank of America NA 09/14/2020 EUR 10,026 $ 11,827 140 —
Bank of America NA 09/14/2020 JPY 88,100 $ 833 — (1)
Bank of America NA 09/14/2020 JPY 324,089 $ 3,053 8 —
Bank of America NA 09/14/2020 $ 1,110 NZD 1,665 — (11)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
118
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/14/2020 NZD 1,665 $ 1,092 $ 29 $ —
Bank of America NA 09/14/2020 $ 1,648 NOK 14,564 — (20)
Bank of America NA 09/14/2020 NOK 14,753 $ 1,637 52 —
Bank of America NA 09/14/2020 SEK 5,723 $ 662 — —
Bank of America NA 09/14/2020 $ 2,934 SEK 25,677 — (35)
Bank of America NA 09/14/2020 $ 2,220 CHF 2,019 — (14)
Bank of America NA 09/14/2020 CHF 1,012 $ 1,110 10 —
Bank of America NA 09/16/2020 $ 463 CNH 3,256 — (12)
Bank of America NA 09/16/2020 CNH 3,243 $ 463 10 —
Bank of America NA 09/16/2020 EUR 3,737 $ 4,268 192 —
Bank of America NA 09/16/2020 $ 4,317 EUR 3,737 — (143)
Bank of America NA 09/16/2020 $ 312 INR 23,294 — (5)
Bank of America NA 09/16/2020 INR 47,382 $ 623 21 —
Bank of America NA 09/16/2020 JPY 60,511 $ 572 — (1)
Bank of America NA 09/16/2020 $ 3,098 JPY 331,447 — (32)
Bank of America NA 09/16/2020 JPY 364,068 $ 3,395 43 —
Bank of America NA 09/16/2020 $ 869 JPY 91,360 6 —
Bank of America NA 09/16/2020 $ 7,832 THB 246,252 — (81)
Bank of America NA 09/16/2020 THB 79,039 $ 2,553 — (13)
Bank of America NA 09/16/2020 THB 91,695 $ 2,918 28 —
Bank of America NA 09/18/2020 $ 8,602 AUD 12,114 — (332)
Bank of America NA 09/18/2020 AUD 23,663 $ 15,617 835 —
Bank of America NA 09/18/2020 $ 9,332 GBP 7,376 — (528)
Bank of America NA 09/18/2020 GBP 13,514 $ 15,401 664 —
Bank of America NA 09/18/2020 $ 9,381 CAD 13,992 — (348)
Bank of America NA 09/18/2020 CAD 13,863 $ 10,464 166 —
Bank of America NA 09/18/2020 $ 10,096 EUR 9,488 — (230)
Bank of America NA 09/18/2020 EUR 19,205 $ 22,077 848 —
Bank of America NA 09/18/2020 $ 3,659 JPY 384,183 31 —
Bank of America NA 09/18/2020 JPY 1,483,180 $ 13,116 — (108)
Bank of America NA 09/18/2020 $ 30,030 JPY 3,419,581 — (266)
Bank of America NA 09/18/2020 JPY 2,714,469 $ 25,376 261 —
Bank of America NA 09/18/2020 MXN 83 $ 4 — —
Bank of America NA 09/18/2020 $ 2,460 MXN 55,574 — (75)
Bank of America NA 09/18/2020 MXN 111,603 $ 5,010 81 —
Bank of America NA 09/18/2020 NZD 11,492 $ 7,585 155 —
Bank of America NA 09/18/2020 $ 6,767 NZD 10,357 — (208)
Bank of America NA 09/18/2020 $ 1 CHF 1 — —
Bank of America NA 09/18/2020 CHF 7,458 $ 7,931 325 —
Bank of America NA 09/18/2020 $ 384 CHF 353 — (7)
Bank of America NA 09/18/2020 CHF 5 $ 6 — —
Bank of America NA 09/18/2020 JPY 382,110 $ 3,576 33 —
Bank of America NA 09/18/2020 NOK 4,995 $ 563 9 —
Bank of America NA 09/21/2020 $ 1,110 KRW 1,316,516 1 —
Bank of America NA 09/25/2020 INR 308,013 $ 4,107 80 —
Bank of America NA 09/25/2020 $ 1,731 INR 128,869 — (21)
Bank of America NA 09/28/2020 $ 5,565 EUR 4,687 — (31)
Bank of America NA 09/28/2020 EUR 1,698 HUF 598,474 18 —
Bank of America NA 09/28/2020 EUR 4,267 $ 5,009 86 —
Bank of America NA 09/28/2020 $ 343 EUR 288 — —
Bank of America NA 09/28/2020 HUF 201,458 $ 674 2 —
Bank of America NA 09/28/2020 $ 2,178 HUF 639,853 29 —
Bank of America NA 09/28/2020 HUF 1,529,868 $ 5,233 — (96)
Bank of America NA 09/28/2020 $ 2,832 HUF 850,377 — (24)
Bank of America NA 09/28/2020 $ 1,388 KRW 1,646,654 1 —
Bank of America NA 09/30/2020 EUR 5,630 HUF 2,015,315 — (4 5 )
Bank of America NA 09/30/2020 $ 12 0 HUF 38,692 — (10)
Bank of America NA 09/30/2020 HUF 2,054,007 EUR 5,630 176 —
Bank of America NA 09/30/2020 ZAR 63,839 $ 3,493 263 —
Bank of America NA 09/30/2020 $ 3,493 ZAR 64,307 — (291)
Bank of America NA 10/02/2020 EUR 1,990 $ 2,326 50 —
Bank of America NA 10/02/2020 EUR 1,132 HUF 402,123 1 —
Bank of America NA 10/02/2020 $ 543 HUF 161,136 2 —
Bank of America NA 10/02/2020 $ 1,783 HUF 546,806 — (53)
Bank of America NA 10/05/2020 $ 4,917 CLP 3,955,677 — (172)
Bank of America NA 10/05/2020 CLP 1,592,189 $ 2,057 — (9)
Bank of America NA 10/05/2020 CLP 2,320,533 $ 2,861 125 —
Bank of America NA 10/07/2020 $ 306 CLP 249,248 — (15)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
119
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 10/07/2020 CLP 245,175 $ 305 $ 10 $ —
Bank of America NA 10/08/2020 CLP 1,176,600 $ 1,413 101 —
Bank of America NA 10/08/2020 $ 1,388 CLP 1,176,600 — (126)
Bank of America NA 10/09/2020 CLP 5,838,253 $ 7,248 264 —
Bank of America NA 10/09/2020 $ 6,938 CLP 5,838,253 — (574)
Bank of America NA 10/13/2020 $ 5,832 CNH 40,564 — (72)
Bank of America NA 10/13/2020 $ 50 IDR 745,150 — (1)
Bank of America NA 10/13/2020 IDR 753,250 $ 50 2 —
Bank of America NA 10/14/2020 $ 1,388 CLP 1,159,118 — (104)
Bank of America NA 10/14/2020 CLP 1,159,117 $ 1,388 103 —
Bank of America NA 10/14/2020 IDR 24,563,412 $ 1,498 182 —
Bank of America NA 10/14/2020 $ 1,499 IDR 24,494,481 — (177)
Bank of America NA 10/16/2020 CLP 1,641,626 $ 2,042 70 —
Bank of America NA 10/16/2020 $ 1,942 CLP 1,641,626 — (170)
Bank of America NA 10/19/2020 BRL 8,257 $ 1,613 — (108)
Bank of America NA 10/19/2020 $ 1,613 BRL 8,203 118 —
Bank of America NA 10/19/2020 CLP 1,182,774 $ 1,418 104 —
Bank of America NA 10/19/2020 $ 1,387 CLP 1,182,774 — (135)
Bank of America NA 10/26/2020 $ 343 EUR 286 1 —
Bank of America NA 10/26/2020 $ 1,151 EUR 984 — (25)
Bank of America NA 10/26/2020 PLN 5,619 $ 1,493 34 —
Bank of America NA 10/27/2020 COP 15,369,266 $ 4,053 45 —
Bank of America NA 10/27/2020 $ 4,053 COP 14,988,781 57 —
Bank of America NA 10/27/2020 $ 98 COP 380,484 — (3)
Bank of America NA 11/03/2020 $ 2,288 MXN 50,528 — (4)
Bank of America NA 11/03/2020 $ 2,860 MXN 62,863 8 —
Bank of America NA 11/03/2020 $ 869 ZAR 14,921 — (6)
Bank of America NA 11/03/2020 ZAR 14,849 $ 869 2 —
Bank of America NA 11/04/2020 IDR 8,647,944 $ 579 11 —
Bank of America NA 11/04/2020 $ 579 IDR 8,658,945 — (12)
Bank of America NA 11/05/2020 BRL 2,210 $ 401 2 —
Bank of America NA 11/05/2020 BRL 7,424 $ 1,373 — (20)
Bank of America NA 11/09/2020 $ 286 THB 8,938 — (1)
Bank of America NA 11/09/2020 $ 286 THB 8,889 — —
Bank of America NA 11/12/2020 CLP 1,143,508 $ 1,395 77 —
Bank of America NA 11/12/2020 $ 1,388 CLP 1,143,508 — (84)
Bank of America NA 11/18/2020 THB 83,170 $ 2,632 40 —
Bank of America NA 11/18/2020 $ 2,632 THB 83,055 — (36)
Bank of America NA 11/20/2020 $ 4,290 CNH 29,901 — (52)
Bank of America NA 11/23/2020 $ 858 TRY 6,511 — (3)
Bank of America NA 11/25/2020 $ 1,424 MXN 31,634 — (7)
Bank of America NA 12/15/2020 $ 1,945 CNH 13,624 — (30)
Bank of America NA 12/16/2020 EUR 850 $ 1,008 8 —
Bank of America NA 12/16/2020 INR 86,976 $ 1,158 16 —
Bank of America NA 12/16/2020 IDR 10,638,914 $ 715 7 —
Bank of America NA 12/16/2020 JPY 90,276 $ 850 4 —
Bank of America NA 12/17/2020 EUR 753 $ 890 10 —
Bank of America NA 12/17/2020 JPY 60,724 $ 579 — (5)
Bank of America NA 12/17/2020 JPY 98,604 $ 927 6 —
Bank of America NA 12/17/2020 $ 579 JPY 61,009 2 —
Bank of America NA 12/28/2020 EUR 829 $ 982 10 —
Bank of America NA 12/28/2020 $ 982 TRY 7,646 — (14)
Bank of America NA 01/06/2021 $ 1,221 CNH 8,688 — (37)
Bank of America NA 01/06/2021 INR 67,640 $ 890 21 —
Bank of America NA 01/07/2021 $ 1,476 CNH 10,482 — (41)
Bank of America NA 01/07/2021 CNH 4,102 $ 580 14 —
Bank of America NA 03/31/2021 EUR 1,408 HUF 503,702 — (4)
Bank of America NA 03/31/2021 $ 36 HUF 12,147 — (5)
Bank of America NA 03/31/2021 HUF 515,849 EUR 1,408 44 —
Bank of America NA 04/27/2021 COP 362,422 $ 92 3 —
Bank of America NA 04/27/2021 $ 4,053 COP 15,551,057 — (43)
Bank of America NA 04/27/2021 COP 15,188,635 $ 4,053 — (52)
Bank of America NA 06/01/2021 MXN 32,249 $ 1,430 — (3)
Bank of America NA 08/20/2021 CNH 30,388 $ 4,290 45 —
Bank of America NA 09/01/2021 MXN 52,371 $ 2,288 5 —
Bank of America NA 09/01/2021 MXN 32,556 $ 1,430 — (4)
Bank of New York Mellon 09/02/2020 $ 3,214 EUR 2,850 — (187)
Bank of New York Mellon 09/16/2020 $ 1,149 GBP 900 — (54)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
120
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 09/16/2020 GBP 3,400 $ 4,316 $ 229 $ —
Bank of New York Mellon 09/16/2020 DKK 2,500 $ 384 17 —
Bank of New York Mellon 09/16/2020 $ 578 DKK 3,800 — (31)
Bank of New York Mellon 09/16/2020 EUR 6,344 $ 7,300 273 —
Bank of New York Mellon 09/16/2020 $ 13,053 EUR 11,425 — (584)
Bank of New York Mellon 09/16/2020 $ 739 HKD 5,725 — —
Bank of New York Mellon 09/16/2020 HKD 2,200 $ 284 — —
Bank of New York Mellon 09/16/2020 $ 179 JPY 19,000 — —
Bank of New York Mellon 09/16/2020 JPY 70,000 $ 655 6 —
Bank of New York Mellon 09/16/2020 $ 6,946 JPY 745,600 — (96)
Bank of New York Mellon 09/16/2020 NOK 2,400 $ 266 9 —
Bank of New York Mellon 09/16/2020 $ 518 NOK 4,850 — (37)
Bank of New York Mellon 09/16/2020 $ 2,449 ZAR 41,032 32 —
Bank of New York Mellon 09/16/2020 ZAR 22,138 $ 1,340 — (36)
Bank of New York Mellon 09/16/2020 $ 470 ZAR 8,196 — (13)
Bank of New York Mellon 09/16/2020 SEK 1,400 $ 160 2 —
Bank of New York Mellon 09/16/2020 $ 973 SEK 8,750 — (39)
Bank of New York Mellon 09/16/2020 $ 790 CHF 750 — (40)
Bank of New York Mellon 09/16/2020 CHF 325 $ 355 5 —
Bank of New York Mellon 09/17/2020 $ 2,650 EUR 2,350 — (155)
Bank of New York Mellon 10/16/2020 $ 3,902 GBP 3,100 — (242)
Barclays Bank PLC 09/17/2020 $ 1,684 MYR 7,027 — (6)
Barclays Bank PLC 09/17/2020 MYR 7,217 $ 1,684 51 —
Barclays Bank PLC 10/23/2020 $ 281 EUR 245 — (12)
Barclays Bank PLC 11/09/2020 MYR 4,796 $ 1,144 13 —
Barclays Bank PLC 12/16/2020 MYR 7,042 $ 1,684 13 —
BMO Capital Markets 09/16/2020 $ 1,125 CAD 1,520 — (40)
BNP Paribas 09/16/2020 $ 4,030 GBP 3,181 — (222)
Citigroup Inc 09/18/2020 EUR 571 $ 680 1 —
Deutsche Bank AG 10/30/2020 $ 378 GBP 291 — (11)
HSBC Securities Inc 09/16/2020 $ 463 CAD 610 — (5)
HSBC Securities Inc 09/18/2020 BRL 18,250 $ 3,344 — (14)
HSBC Securities Inc 09/18/2020 $ 2,707 MXN 60,650 — (60)
HSBC Securities Inc 09/18/2020 $ 6,080 RUB 447,200 63 —
HSBC Securities Inc 09/18/2020 RUB 196,000 $ 2,653 — (16)
HSBC Securities Inc 09/18/2020 $ 1,916 RUB 143,800 — (19)
HSBC Securities Inc 09/18/2020 RUB 250,000 $ 3,352 12 —
HSBC Securities Inc 11/13/2020 $ 83 EUR 70 — (1)
JPMorgan Chase 09/16/2020 $ 7,081 EUR 6,276 — (410)
JPMorgan Chase 09/18/2020 BRL 11,200 $ 2,011 32 —
JPMorgan Chase 09/18/2020 $ 3,227 BRL 18,250 — (103)
JPMorgan Chase 09/18/2020 CNH 36,950 $ 5,310 7 6 —
JPMorgan Chase 09/18/2020 CZK 30,700 $ 1,377 18 —
JPMorgan Chase 09/18/2020 $ 7,415 EUR 6,274 — (75)
JPMorgan Chase 09/18/2020 EUR 1,835 $ 2,191 — (1)
JPMorgan Chase 09/18/2020 MXN 72,500 $ 3,293 14 —
JPMorgan Chase 09/18/2020 PEN 11,300 $ 3,202 — (12)
JPMorgan Chase 09/18/2020 $ 3,152 PEN 11,300 — (38)
JPMorgan Chase 09/18/2020 PLN 5,100 $ 1,360 25 —
JPMorgan Chase 09/18/2020 RUB 145,000 $ 1,974 — (23)
JPMorgan Chase 09/18/2020 $ 7,805 ZAR 136,347 — (226)
JPMorgan Chase 09/18/2020 ZAR 35,900 $ 2,057 5 7 —
JPMorgan Chase 09/18/2020 ZAR 38,200 $ 2,257 — (7)
JPMorgan Chase 09/18/2020 $ 2,657 TRY 19,550 5 —
Merrill Lynch 10/23/2020 $ 394 CAD 530 — (12)
Merrill Lynch 10/23/2020 $ 218 EUR 190 — (9)
Morgan Stanley & Co 09/16/2020 CNH 4,845 $ 689 17 —
Morgan Stanley & Co 09/16/2020 $ 2,034 CNH 14,414 — (68)
Morgan Stanley & Co 09/16/2020 $ 685 EUR 605 — (37)
Morgan Stanley & Co 10/08/2020 $ 890 COP 3,330,000 1 —
Standard Chartered Bank, Hong Kong 10/02/2020 $ 691 EUR 615 — (43)
State Street Financial Global Markets 09/16/2020 $ 1,200 GBP 941 — (58)
State Street Financial Global Markets 09/16/2020 GBP 941 $ 1,199 5 8 —
Toronto Dominion Bank 09/16/2020 $ 1,130 CAD 1,520 — (35)
Toronto Dominion Bank 09/16/2020 CAD 1,520 $ 1,130 35 —
Total $ 7,340 $ (8,4 9 4 )
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
121
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Bank of America NA Mexico Government
International Bond,
4.15%, 03/28/2027
1.17% (1.00)% Quarterly 06/20/2025 $ 230 $ 20 $ (18) $ 2 $ —
Bank of America NA Mexico Government
International Bond,
4.15%, 03/28/2027
1.17% (1.00)% Quarterly 06/20/2025 1,150 96 (87) 9 —
Bank of New York
Mellon
Royal Caribbean Cruises
Ltd, 5.25%, 11/15/2022
10.32% (5.00)% Quarterly 06/20/2025 450 97 (19) 78 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 2,565 187 (100) 87 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 95 9 (6) 3 —
Barclays Bank PLC CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 475 46 (30) 16 —
Barclays Bank PLC Republic of South Africa,
5.87%, 09/16/2025
2.87% (1.00)% Quarterly 06/20/2025 2,250 183 6 189 —
Citigroup Inc CDX.33.EM.100 N/A (1.00)% Quarterly 06/20/2025 2,185 216 (142) 74 —
Goldman Sachs & Co American Airlines
Group, 5.00%,
06/01/2022
32.83% (5.00)% Quarterly 06/22/2022 200 85 (14) 71 —
Goldman Sachs & Co Kohl's Corp, 4.25%,
07/17/2025
3.17% (1.00)% Quarterly 06/20/2025 250 24 (1) 23 —
Goldman Sachs & Co Pitney Bowes Inc,
4.70%, 04/01/2023
3.93% (1.00)% Quarterly 06/20/2023 300 90 (67) 23 —
JPMorgan Chase Republic of South Africa,
5.87%, 09/16/2025
2.87% (1.00)% Quarterly 06/20/2025 200 19 (2) 17 —
JPMorgan Chase Republic of South Africa,
5.87%, 09/16/2025
2.87% (1.00)% Quarterly 06/20/2025 1,000 82 2 84 —
Merrill Lynch Mexico Government
International Bond,
4.15%, 03/28/2027
1.17% (1.00)% Quarterly 06/20/2025 1,170 106 (97) 9 —
Morgan Stanley & Co China Government
International Bond,
7.50%, 10/28/2027
0.35% (1.00)% Quarterly 06/20/2025 1,275 (20) (19) — (39)
Morgan Stanley & Co China Government
International Bond,
7.50%, 10/28/2027
0.35% (1.00)% Quarterly 06/20/2025 1,250 (28) (11) — (39)
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.36% (1.00)% Quarterly 12/20/2023 EUR 750 3 (22) — (19)
Total $ 1,215 $ (627) $ 685 $ (97)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Turkey Government International Bond, 11.88%,
01/15/2030
5.52% (1.00)% Quarterly 06/20/2025 $ 5,593 $ 838 $ 143 $ 981
Total $ 838 $ 143 $ 981
Sell Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.34.HY N/A 5.00% Quarterly 06/20/2025 $ 8,240 $ (394) $ 870 $ 476
Total $ (394) $ 870 $ 476
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $8,240.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
122
Exchange Cleared Credit Default Swaps (continued)
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 $ (164) $ — $ — $ (164)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Receive 3.00% Annual Annual N/A 01/03/2022 BRL 190,000 (97) — — (97)
JPMorgan Chase Brazil Cetip DI
Interbank Deposit
Rate
Pay 5.46% Annual Annual N/A 01/02/2025 76,000 (155) — — (155)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 43 — 43 —
Total $ (373) $ — $ 43 $ (416)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.29% Quarterly Quarterly N/A 11/06/2025 ZAR 17,449 $ 2 $ — $ 2
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.20% Quarterly Quarterly N/A 11/06/2025 5,350 2 — 2
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (342) (8) (350)
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.00% Quarterly Quarterly N/A 07/13/2030 32,550 (7) 1 (6)
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 105,000 434 (4) 430
3 Month Johannesburg Interbank Agreed
Rate
Receive 5.39% Quarterly Quarterly N/A 11/06/2025 8,866 (1) — (1)
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 $ 1,391,000 (22) — (22)
3 Month KRW Certificate of Deposit Pay 0.95% Annual Annual N/A 08/07/2022 72,500,000 160 — 160
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 1,690,489 (39) — (39)
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (69) — (69)
3 Month KRW Certificate of Deposit Pay 2.00% Annual Annual N/A 03/17/2022 85,700,000 1,214 — 1,214
3 Month KRW Certificate of Deposit Receive 1.75% Annual Annual N/A 03/17/2030 12,855,000 (609) — (609)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (410) — (410)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (528) — (528)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 357 — 357
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (177) — (177)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (440) — (440)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (462) — (462)
3 Month USD LIBOR Receive 0.41% Semiannual Quarterly N/A 05/07/2025 1,197 (6) — (6)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 06/29/2023 5,875 (5) — (5)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 07/03/2023 5,875 (1) — (1)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (496) — (496)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (297) 1 (296)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (335) 1 (334)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (804) — (804)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 06/30/2023 5,875 (5) — (5)
3 Month USD LIBOR Receive 0.41% Semiannual Quarterly N/A 05/07/2025 686 (4) 1 (3)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 HUF 482,425 (55) 7 (48)
6 Month Budapest Interbank Offered Rate Receive 1.13% Annual Semiannual N/A 08/31/2024 526,240 2 — 2
6 Month Budapest Interbank Offered Rate Receive 0.92% Annual Semiannual N/A 07/09/2025 478,833 26 — 26
6 Month Budapest Interbank Offered Rate Receive 1.32% Annual Semiannual N/A 07/01/2030 187,912 24 — 24

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
123
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Budapest Interbank Offered Rate Pay 0.81% Semiannual Annual N/A 12/16/2023 HUF 871,350 $ (28) $ 1 $ (27)
6 Month Budapest Interbank Offered Rate Receive 1.27% Annual Semiannual N/A 12/16/2027 382,950 23 — 23
6 Month Budapest Interbank Offered Rate Pay 1.00% Semiannual Annual N/A 12/16/2023 568,568 (7) — (7)
6 Month Budapest Interbank Offered Rate Receive 1.43% Annual Semiannual N/A 12/16/2027 251,108 6 — 6
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 EUR 1,305 — — —
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 1,487 (29) (1) (30)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 (5) — (5)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 40 4 44
6 Month Thai Baht Interest Rate Fixing Pay 0.71% Annual Annual N/A 09/16/2023 $ 57,720 — 1 1
6 Month Thai Baht Interest Rate Fixing Pay 0.73% Semiannual Semiannual N/A 09/16/2023 90,465 3 — 3
6 Month Thai Baht Interest Rate Fixing Pay 1.00% Annual Annual N/A 12/16/2023 88,800 67 — 67
6 Month Warsaw Interbank Offered Rate Receive 1.07% Annual Semiannual N/A 06/09/2030 PLN 2,773 5 (1) 4
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 146,200 789 79 868
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (56) (3) (59)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (55) (4) (59)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 31,050 (627) (78) (705)
6 Month Warsaw Interbank Offered Rate Receive 1.85% Annual Semiannual N/A 01/28/2022 77,000 (429) (28) (457)
6 Month Warsaw Interbank Offered Rate Pay 2.02% Semiannual Annual N/A 01/28/2030 16,500 388 (13) 375
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (31) (2) (33)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (85) (6) (91)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 122 14 136
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (57) (3) (60)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (148) (14) (162)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.10% Annual Annual N/A 06/08/2023 $ 21,112 (36) — (36)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 06/11/2025 91,500 (248) — (248)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.51% Annual Annual N/A 07/10/2023 16,675 (2) — (2)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Quarterly Quarterly N/A 05/13/2023 13,455 (45) — (45)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.26% Annual Annual N/A 06/11/2025 42,500 (24) (97) (121)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 1.99% Annual Annual N/A 06/16/2023 13,584 (30) 1 (29)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.32% Annual Annual N/A 07/20/2021 41,109 (41) — (41)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.35% Annual Annual N/A 07/13/2021 40,530 (3) — (3)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.04% Annual Annual N/A 06/12/2023 13,714 (28) 1 (27)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.10% Annual Annual N/A 06/12/2023 13,641 (24) — (24)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.33% Annual Annual N/A 07/07/2023 17,370 (13) — (13)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 04/13/2023 19,980 (65) 1 (64)
Sinacofi Chile Interbank Rate Avg Receive 1.30% Annual Annual N/A 07/20/2025 CLP 1,360,650 (11) 1 (10)
US Federal Funds Effective Rate
(continuous series)
Receive 1.40% Annual Annual N/A 03/31/2021 $ 13,602 (183) 1 (182)
Total $ (3,760) $ (147) $ (3,907)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
124
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on the
Federal Funds Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 05/15/2030-
06/05/2030
$ 16,027 $ — $ — $ (955)
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 11/30/2020 1,209 — 151 —
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
ZAR
Monthly 11/04/2020 132 — — (6)
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 12/04/2020-
05/24/2021
1,564 — 206 —
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
NOK
Monthly 11/02/2020-
11/04/2020
687 — 257 —
JPMorgan Chase Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 03/25/2021 98 — 3 —
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/04/2020 1,398 — 149 —
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 11/03/2020-
12/04/2020
7,109 — 120 —
JPMorgan Chase Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 11/02/2020-
12/07/2020
2,180 — — (350)
Morgan Stanley & Co
(b)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 10/13/2020-
08/24/2021
23,132 — 1,696 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 01/21/2021-
11/30/2021
2,271 — 180 —
Morgan Stanley & Co Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 624 — 109 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 05/20/2021 2,996 — — (832)
Morgan Stanley & Co
(c)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/09/2020-
02/10/2021
15,329 — — (341)
UBS AG Floating rate based on
1 Day Reserve Bank of
Australia Cash Rate plus/
less spread
Total return on a custom basket of
long and short securities traded in
AUD
Monthly 11/28/2022 736 — 8 —
UBS AG Floating rate based on 1
Month EUR LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2022 6,345 — 577 —
UBS AG Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 02/01/2022 2,174 — — (192)
UBS AG Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 03/01/2022 770 — 36 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
125
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
UBS AG Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 03/01/2022 $ 7,268 $ — $ — $ (54)
Total $ 92,049 $ — $ 3,492 $ (2,730)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
126
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Adobe Inc
(446)
$ (229)
(1.43)%
salesforce.com Inc
(817)
(223)
(1.39)%
PayPal Holdings Inc
(1,082)
(221)
(1.38)%
Walt Disney Co/The
(1,660)
(219)
(1.37)%
Netflix Inc
(404)
(214)
(1.33)%
Merck & Co Inc
(2,344)
(200)
(1.25)%
Bank of America Corp
(7,451)
(192)
(1.20)%
Comcast Corp
(4,180)
(187)
(1.17)%
PepsiCo Inc
(1,285)
(180)
(1.12)%
Abbott Laboratories
(1,627)
(178)
(1.11)%
Cisco Systems Inc
(3,907)
(165)
(1.03)%
Thermo Fisher Scientific Inc
(369)
(158)
(0.99)%
Exxon Mobil Corp
(3,897)
(156)
(0.97)%
McDonald's Corp
(693)
(148)
(0.92)%
Chevron Corp
(1,742)
(146)
(0.91)%
Costco Wholesale Corp
(407)
(141)
(0.88)%
Accenture PLC
(585)
(140)
(0.88)%
Amgen Inc
(547)
(139)
(0.86)%
Bristol-Myers Squibb Co
(2,159)
(134)
(0.84)%
Medtronic PLC
(1,234)
(133)
(0.83)%
AbbVie Inc
(1,362)
(130)
(0.81)%
NIKE Inc
(1,147)
(128)
(0.80)%
Broadcom Inc
(365)
(127)
(0.79)%
NextEra Energy Inc
(450)
(126)
(0.78)%
QUALCOMM Inc
(1,052)
(125)
(0.78)%
Linde PLC
(494)
(123)
(0.77)%
Union Pacific Corp
(640)
(123)
(0.77)%
Texas Instruments Inc
(861)
(122)
(0.76)%
Danaher Corp
(589)
(122)
(0.76)%
Lowe's Cos Inc
(705)
(116)
(0.72)%
Eli Lilly and Co
(778)
(115)
(0.72)%
Philip Morris International Inc
(1,433)
(114)
(0.71)%
Oracle Corp
(1,994)
(114)
(0.71)%
Honeywell International Inc
(658)
(109)
(0.68)%
United Parcel Service Inc
(645)
(106)
(0.66)%
Citigroup Inc
(2,010)
(103)
(0.64)%
American Tower Corp
(408)
(102)
(0.63)%
International Business Machines Corp
(815)
(100)
(0.63)%
Advanced Micro Devices Inc
(1,076)
(98)
(0.61)%
Starbucks Corp
(1,086)
(92)
(0.57)%
Lockheed Martin Corp
(228)
(89)
(0.56)%
Charter Communications Inc
(144)
(89)
(0.55)%
3M Co
(529)
(86)
(0.54)%
Wells Fargo & Co
(3,546)
(86)
(0.53)%
Fidelity National Information Services Inc
(566)
(85)
(0.53)%
Boeing Co/The
(493)
(85)
(0.53)%
ServiceNow Inc
(174)
(84)
(0.52)%
Intuit Inc
(240)
(83)
(0.52)%
S&P Global Inc
(225)
(83)
(0.51)%
Raytheon Technologies Corp
(1,352)
(82)
(0.51)%
(a) Top Underlying Securities YRKGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
127
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Fidelity National Information Services Inc
13,221
$ 1,994
8.62%
Mastercard Inc
5,221
1,870
8.09%
Aon PLC
(8,491)
(1,698)
(7.34)%
Willis Towers Watson PLC
7,862
1,616
6.98%
Coca-Cola Co/The
28,754
1,424
6.16%
Aramark
50,540
1,393
6.02%
Boston Scientific Corp
33,286
1,365
5.90%
Tiffany & Co
9,962
1,220
5.28%
Alphabet Inc - C Shares
703
1,149
4.97%
TJX Cos Inc/The
20,817
1,141
4.93%
Tencent Holdings Ltd
(16,079)
(1,099)
(4.75)%
iShares iBoxx High Yield Corporate Bond ETF
(10,527)
(895)
(3.87)%
Amazon.com Inc
237
818
3.53%
Adobe Inc
1,566
804
3.48%
Kroger Co/The
(18,261)
(652)
(2.82)%
Exxon Mobil Corp
(15,778)
(630)
(2.72)%
3M Co
(3,233)
(527)
(2.28)%
Verizon Communications Inc
(6,128)
(363)
(1.57)%
Advanced Disposal Services Inc
(11,489)
(346)
(1.50)%
Cerner Corp
(4,668)
(342)
(1.48)%
AT&T Inc
(11,341)
(338)
(1.46)%
AvalonBay Communities Inc
(2,077)
(328)
(1.42)%
ONEOK Inc
(11,713)
(322)
(1.39)%
J M Smucker Co/The
(2,067)
(248)
(1.07)%
Grand Canyon Education Inc
(2,234)
(210)
(0.91)%
Campbell Soup Co
(3,604)
(190)
(0.82)%
Bristol-Myers Squibb Co
55,365
148
0.64%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Stoxx Europe 600 Index
(26,526)
$ (11,602)
(75.68)%
Getlink SE
99,460
1,524
9.94%
Eiffage SA
10,792
994
6.49%
Grifols SA
(15,047)
(408)
(2.66)%
Grifols SA
24,875
402
2.62%
Aena SME SA
2,675
399
2.60%
(b) Top Underlying Securities YORKEBS
(c) Top Underlying Securities YRKEBSEUR

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
128
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Merrill Lynch (1.75)% Open ended $ 825 $ (832)
Merrill Lynch (1.75)% Open ended 590 (593)
Merrill Lynch (2.25)% 09/04/2020 1,067 (1,069)
Merrill Lynch (2.30)% 09/04/2020 2,084 (2,088)
Merrill Lynch (0.26)% 09/14/2020 14,906 (14,908)
Merrill Lynch (0.15)% 09/02/2020 21,572 (21,572)
Merrill Lynch (0.15)% 09/02/2020 9,575 (9,575)
Merrill Lynch (0.15)% 09/02/2020 4,700 (4,700)
Merrill Lynch (0.15)% 09/02/2020 52,858 (52,858)
Merrill Lynch (0.15)% 09/02/2020 5,861 (5,861)
Merrill Lynch (0.15)% 09/02/2020 5,050 (5,050)
Merrill Lynch (0.15)% 09/02/2020 24,196 (24,196)
Merrill Lynch (0.15)% 09/02/2020 18,872 (18,872)
Merrill Lynch (0.15)% 09/02/2020 27,627 (27,627)
Merrill Lynch (0.15)% 09/02/2020 19,112 (19,112)
Merrill Lynch (0.15)% 09/02/2020 39,147 (39,147)
Merrill Lynch (0.15)% 09/02/2020 34,665 (34,665)
Merrill Lynch (0.15)% 09/02/2020 20,472 (20,472)
Merrill Lynch (0.15)% 09/02/2020 8,976 (8,976)
Merrill Lynch (0.15)% 09/02/2020 1,490 (1,490)
Merrill Lynch (0.15)% 09/02/2020 30,821 (30,821)
Merrill Lynch (0.15)% 09/02/2020 18,872 (18,872)
Merrill Lynch (0.15)% 09/02/2020 15,596 (15,596)
Merrill Lynch (0.12)% 09/02/2020 955 (954)
Merrill Lynch (0.12)% 09/02/2020 7,223 (7,223)
Merrill Lynch (0.15)% 09/02/2020 17,896 (17,896)
Merrill Lynch (0.15)% 09/02/2020 2,773 (2,773)
Merrill Lynch 0.00% 09/02/2020 4,879 (4,879)
Total $ (412,677)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Indonesia
Government, 6.50%,
06/15/2025
3,962,000,000 Receive 3 Month USD
LIBOR + 1.00%
Semiannual 06/21/2021 $ 279 $ — $ 7 $ —
Bank of America NA Indonesia Treasury
Bond, 7.25%,
02/15/2026
4,725,500,000 Receive 3 Month USD
LIBOR + 1.00%
Semiannual 07/14/2021 339 — — (2)
Goldman Sachs & Co GS US Global Health
Risk Exposure
2,538 Pay US Federal Funds
Effective Rate
(continuous series)
Monthly 06/14/2023 218 — — (13)
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/06/2020
19,700,000 Receive 3 Month USD
LIBOR + 0.90%
Annual 10/07/2020 1,200 — 25 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/13/2020
19,700,000 Receive 3 Month USD
LIBOR + 0.90%
Quarterly 10/14/2020 1,197 — 24 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/13/2020
29,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 10/14/2020 1,797 — 33 —
Total $ — $ 89 $ (15)
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
129
Short Sales Outstanding
COMMON STOCKS - (16.40)% Shares Value (000's)
Advertising - (0.04)%
Hakuhodo DY Holdings Inc 5,400 $ 67
JCDecaux SA 7,715 147
Trade Desk Inc/The 225 108
$ 322
Aerospace & Defense - (0.32)%
Boeing Co/The 3,640 625
Dassault Aviation SA 258 234
General Dynamics Corp 1,671 250
Kawasaki Heavy Industries Ltd 14,100 199
L3Harris Technologies Inc 3,371 609
Raytheon Technologies Corp 7,202 439
Teledyne Technologies Inc 36 11
Thales SA 2,287 179
$ 2,546
Agriculture - (0.08)%
Archer-Daniels-Midland Co 15,100 676
Airlines - (0.20)%
Air Canada 12,590 170
Alaska Air Group Inc 4,188 163
American Airlines Group Inc 16,368 214
Delta Air Lines Inc 13,776 425
Japan Airlines Co Ltd 10,300 204
Southwest Airlines Co 4,364 164
United Airlines Holdings Inc 4,850 175
$ 1,515
Apparel - (0.23)%
Ralph Lauren Corp 8,039 553
Tapestry Inc 18,652 275
Under Armour Inc - Class C 66,517 589
VF Corp 7,897 519
$ 1,936
Automobile Manufacturers - (0.23)%
Ford Motor Co 51,858 354
General Motors Co 8,633 256
Honda Motor Co Ltd 5,300 135
Mazda Motor Corp 8,000 51
PACCAR Inc 1,679 144
Subaru Corp 4,500 94
Suzuki Motor Corp 7,900 323
Toyota Motor Corp 2,300 152
Volkswagen AG 1,648 297
$ 1,806
Automobile Parts & Equipment - (0.26)%
Aisin Seiki Co Ltd 5,100 175
Aptiv PLC 5,545 478
Autoliv Inc 3,977 312
Cie Generale des Etablissements Michelin SCA 2,822 320
Lear Corp 727 83
NGK Insulators Ltd 11,300 161
Sumitomo Electric Industries Ltd 20,600 242
Toyoda Gosei Co Ltd 7,300 159
Toyota Industries Corp 2,900 168
$ 2,098
Banks - (0.52)%
Bank of New York Mellon Corp/The 6,032 223
Canadian Imperial Bank of Commerce 2,600 206
Citigroup Inc 431 22
Citizens Financial Group Inc 2,120 55
Comerica Inc 1,601 63
Commonwealth Bank of Australia 6,491 326
Danske Bank A/S 1,957 30
FinecoBank Banca Fineco SpA 9,629 146
First Republic Bank/CA 2,365 267
Huntington Bancshares Inc/OH 31,285 294
Japan Post Bank Co Ltd 17,300 139
KeyCorp 4,344 54
Northern Trust Corp 6,987 572
PNC Financial Services Group Inc/The 2,003 223
COMMON STOCKS (continued) Shares Value (000’s)
Banks (continued)
Regions Financial Corp 14,903 $ 172
State Street Corp 8,557 583
SVB Financial Group 1,262 322
Toronto-Dominion Bank/The 3,200 160
Truist Financial Corp 5,170 201
$ 4,058
Beverages - (0.22)%
Asahi Group Holdings Ltd 2,000 70
Brown-Forman Corp - B Shares 9,550 699
Coca-Cola Amatil Ltd 660 4
Coca-Cola Bottlers Japan Holdings Inc 3,900 65
Coca-Cola European Partners PLC 5,506 227
Monster Beverage Corp 3,465 291
Remy Cointreau SA 2,078 342
$ 1,698
Biotechnology - (0.36)%
Alnylam Pharmaceuticals Inc 1,306 173
BeiGene Ltd ADR 631 152
Bio-Rad Laboratories Inc 1,639 834
Corteva Inc 25,477 727
Exact Sciences Corp 1,165 88
Incyte Corp 2,021 195
Moderna Inc 1,793 116
Seattle Genetics Inc 1,220 193
Vertex Pharmaceuticals Inc 1,654 462
$ 2,940
Building Materials - (0.12)%
Cie de Saint-Gobain 8,005 324
CRH PLC 9,587 358
Owens Corning 2,135 144
Vulcan Materials Co 1,531 184
$ 1,010
Chemicals - (0.51)%
Air Products and Chemicals Inc 1,641 480
Albemarle Corp 13,731 1,249
BASF SE 1,249 76
Daicel Corp 8,100 59
Dow Inc 1,088 49
FMC Corp 3,858 412
International Flavors & Fragrances Inc 5,821 721
Kuraray Co Ltd 800 8
LANXESS AG 4,181 245
Nippon Paint Holdings Co Ltd 5,100 438
Sherwin-Williams Co/The 264 177
Umicore SA 5,948 273
$ 4,187
Commercial Services - (0.42)%
AMERCO 332 118
Aramark 3,784 104
Atlantia SpA 8,847 140
Automatic Data Processing Inc 1,070 149
Equifax Inc 2,383 401
FleetCor Technologies Inc 801 201
Global Payments Inc 4,352 769
GMO Payment Gateway Inc 2,300 243
IHS Markit Ltd 1,147 92
MarketAxess Holdings Inc 815 396
Nielsen Holdings PLC 1,639 25
Nihon M&A Center Inc 2,200 110
Park24 Co Ltd 3,800 68
Rollins Inc 6,343 350
Verisk Analytics Inc 226 42
Worldline SA/France 1,488 137
$ 3,345
Computers - (0.50)%
Atos SE 5,887 510
DXC Technology Co 24,401 488
Fortinet Inc 6,554 865
Hewlett Packard Enterprise Co 44,084 426

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
130
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Computers (continued)
International Business Machines Corp 1,286 $ 159
Leidos Holdings Inc 5,589 506
NEC Corp 3,250 172
Western Digital Corp 25,231 969
$ 4,095
Consumer Products - (0.04)%
Avery Dennison Corp 1,446 167
Church & Dwight Co Inc 1,371 131
$ 298
Cosmetics & Personal Care - (0.10)%
Coty Inc 56,803 203
Kose Corp 800 94
Shiseido Co Ltd 8,200 477
$ 774
Distribution & Wholesale - (0.21)%
Copart Inc 5,321 550
Fastenal Co 9,736 476
ITOCHU Corp 3,600 92
Jardine Cycle & Carriage Ltd 12,300 171
Mitsubishi Corp 17,200 407
$ 1,696
Diversified Financial Services - (0.54)%
Afterpay Ltd 4,838 326
American Express Co 1,644 167
Ameriprise Financial Inc 2,981 467
Capital One Financial Corp 3,094 214
Charles Schwab Corp/The 9,102 323
CME Group Inc 1,070 188
Japan Exchange Group Inc 22,100 573
London Stock Exchange Group PLC 1,142 135
Raymond James Financial Inc 8,812 667
SBI Holdings Inc/Japan 7,500 171
St James's Place PLC 35,459 460
TMX Group Ltd 4,200 442
Tokyo Century Corp 3,400 174
$ 4,307
Electric - (0.95)%
Alliant Energy Corp 5,796 314
Ameren Corp 5,116 405
American Electric Power Co Inc 3,987 314
CenterPoint Energy Inc 1,568 31
Chugoku Electric Power Co Inc/The 44,900 548
CMS Energy Corp 4,423 268
Consolidated Edison Inc 8,341 595
DTE Energy Co 2,737 325
Duke Energy Corp 1,024 82
E.ON SE 33,791 400
Edison International 8,795 462
Entergy Corp 6,992 693
Evergy Inc 2,899 154
Eversource Energy 4,332 371
Exelon Corp 1,818 67
Kyushu Electric Power Co Inc 13,900 123
NextEra Energy Inc 631 176
Pinnacle West Capital Corp 5,820 427
Public Service Enterprise Group Inc 854 45
RWE AG 8,065 321
Sempra Energy 1,533 189
Southern Co/The 4,031 210
WEC Energy Group Inc 2,511 236
Xcel Energy Inc 11,058 769
$ 7,525
Electrical Components & Equipment - (0.04)%
Prysmian SpA 11,471 321
Electronics - (0.26)%
Allegion plc 4,594 475
Amphenol Corp 1,524 167
FLIR Systems Inc 2,786 103
Keysight Technologies Inc 5,138 506
COMMON STOCKS (continued) Shares Value (000’s)
Electronics (continued)
Mettler-Toledo International Inc 449 $ 436
Murata Manufacturing Co Ltd 5,000 296
Waters Corp 618 134
$ 2,117
Energy - Alternate Sources - (0.03)%
Siemens Gamesa Renewable Energy SA 9,719 261
Engineering & Construction - (0.41)%
ACS Actividades de Construccion y Servicios SA 4,809 118
Ferrovial SA 26,733 714
Jacobs Engineering Group Inc 17,990 1,624
Japan Airport Terminal Co Ltd 12,000 539
Kajima Corp 20,600 256
$ 3,251
Entertainment - (0.20)%
Flutter Entertainment PLC 3,568 600
GVC Holdings PLC 6,159 65
Live Nation Entertainment Inc 11,244 638
Oriental Land Co Ltd/Japan 1,750 238
$ 1,541
Food - (0.39)%
Barry Callebaut AG 135 299
Conagra Brands Inc 2,956 113
Hershey Co/The 1,793 267
Hormel Foods Corp 6,025 307
J M Smucker Co/The 983 118
Kellogg Co 993 70
Kraft Heinz Co/The 4,373 153
Kroger Co/The 11,986 428
McCormick & Co Inc/MD 964 199
Mondelez International Inc 1,838 107
NH Foods Ltd 3,100 140
Ocado Group PLC 27,130 904
Yamazaki Baking Co Ltd 7,200 117
$ 3,222
Forest Products & Paper - (0.12)%
Stora Enso Oyj 8,893 131
Svenska Cellulosa AB SCA 60,753 784
$ 915
Gas - (0.13)%
Atmos Energy Corp 9,100 909
NiSource Inc 9,398 208
$ 1,117
Hand & Machine Tools - (0.08)%
Stanley Black & Decker Inc 4,059 655
Healthcare - Products - (0.47)%
ABIOMED Inc 1,618 498
Alcon Inc 1,430 81
Align Technology Inc 1,414 420
Ambu A/S 5,062 149
Baxter International Inc 1,946 169
Boston Scientific Corp 8,250 338
Cooper Cos Inc/The 1,781 560
Edwards Lifesciences Corp 5,488 471
IDEXX Laboratories Inc 483 189
Insulet Corp 1,291 282
Intuitive Surgical Inc 135 99
Teleflex Inc 894 351
Zimmer Biomet Holdings Inc 1,726 243
$ 3,850
Healthcare - Services - (0.24)%
BioMerieux 730 110
Catalent Inc 3,740 346
Centene Corp 3,341 205
Fresenius Medical Care AG & Co KGaA 3,526 300
Fresenius SE & Co KGaA 2,086 97
HCA Healthcare Inc 525 71
IQVIA Holdings Inc 846 139
Laboratory Corp of America Holdings 1,827 321
Ryman Healthcare Ltd 18,860 170

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
131
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Services (continued)
Teladoc Health Inc 836 $ 180
$ 1,939
Holding Companies - Diversified - (0.01)%
Jardine Matheson Holdings Ltd 1,900 80
Home Builders - (0.09)%
Daiwa House Industry Co Ltd 2,700 72
NVR Inc 146 609
$ 681
Home Furnishings - (0.07)%
Electrolux AB 6,800 148
Sony Corp 3,900 305
Whirlpool Corp 493 88
$ 541
Insurance - (0.60)%
Aflac Inc 7,100 258
Allstate Corp/The 853 79
Arthur J Gallagher & Co 620 65
Assurant Inc 1,180 143
Berkshire Hathaway Inc - Class B 625 136
Chubb Ltd 2,959 370
Dai-ichi Life Holdings Inc 6,300 95
Japan Post Holdings Co Ltd 74,600 552
Lincoln National Corp 9,912 357
Loews Corp 4,892 175
Progressive Corp/The 4,553 433
Prudential Financial Inc 4,117 279
Reinsurance Group of America Inc 1,152 106
Suncorp Group Ltd 8,746 60
Swiss Re AG 4,455 359
Travelers Cos Inc/The 2,520 292
Unum Group 16,997 314
Voya Financial Inc 8,964 465
Willis Towers Watson PLC 1,195 246
$ 4,784
Internet - (0.49)%
Booking Holdings Inc 442 844
E*TRADE Financial Corp 4,215 228
Expedia Group Inc 5,446 535
Iliad SA 2,558 546
M3 Inc 4,600 266
Netflix Inc 478 253
Okta Inc 744 160
Shopify Inc 200 214
Twitter Inc 8,005 325
Z Holdings Corp 77,000 513
$ 3,884
Investment Companies - (0.02)%
Kinnevik AB 2,943 2
Kinnevik AB - Class B 2,943 114
L E Lundbergforetagen AB 1,965 90
$ 206
Iron & Steel - (0.16)%
BlueScope Steel Ltd 16,495 154
Hitachi Metals Ltd 63,200 946
thyssenkrupp AG 8,000 58
voestalpine AG 3,043 76
$ 1,234
Leisure Products & Services - (0.07)%
Carnival Corp 10,500 173
Norwegian Cruise Line Holdings Ltd 11,181 191
Royal Caribbean Cruises Ltd 2,924 201
$ 565
Lodging - (0.27)%
City Developments Ltd 39,300 232
Hilton Worldwide Holdings Inc 2,412 218
Las Vegas Sands Corp 13,858 703
MGM Resorts International 7,422 167
Whitbread PLC 10,737 362
COMMON STOCKS (continued) Shares Value (000’s)
Lodging (continued)
Wynn Resorts Ltd 5,065 $ 443
$ 2,125
Machinery - Construction & Mining - (0.07)%
Caterpillar Inc 694 99
Hitachi Construction Machinery Co Ltd 10,600 372
Hitachi Ltd 2,100 70
$ 541
Machinery - Diversified - (0.46)%
ANDRITZ AG 5,303 177
CNH Industrial NV 39,211 311
Daifuku Co Ltd 2,000 176
Deere & Co 3,258 684
Ingersoll Rand Inc 29,632 1,039
Rockwell Automation Inc 800 184
Westinghouse Air Brake Technologies Corp 5,260 350
Xylem Inc/NY 9,782 784
$ 3,705
Media - (0.37)%
DISH Network Corp 7,729 275
Liberty Broadband Corp - C Shares 5,401 757
Liberty Global PLC - A Shares 12,098 283
News Corp - A Shares 28,295 428
Pearson PLC 45,756 337
ViacomCBS Inc - Class B 11,265 314
Walt Disney Co/The 4,866 642
$ 3,036
Metal Fabrication & Hardware - (0.03)%
SKF AB 12,299 246
Mining - (0.12)%
Anglo American PLC 6,749 166
Freeport-McMoRan Inc 19,720 308
Lundin Mining Corp 30,000 188
Mitsubishi Materials Corp 16,700 350
$ 1,012
Miscellaneous Manufacturers - (0.34)%
A O Smith Corp 8,368 410
Eaton Corp PLC 2,248 230
General Electric Co 97,380 617
JSR Corp 23,100 493
Nikon Corp 20,900 164
Orica Ltd 6,711 86
Parker-Hannifin Corp 623 128
Smiths Group PLC 5,686 106
Textron Inc 12,687 500
$ 2,734
Office & Business Equipment - (0.17)%
FUJIFILM Holdings Corp 8,400 400
Ricoh Co Ltd 61,100 456
Xerox Holdings Corp 14,373 271
Zebra Technologies Corp 890 255
$ 1,382
Oil & Gas - (0.68)%
Cabot Oil & Gas Corp 38,866 738
Canadian Natural Resources Ltd 6,100 120
Concho Resources Inc 4,908 255
Devon Energy Corp 35,433 385
Diamondback Energy Inc 11,888 463
Equinor ASA 6,328 102
Exxon Mobil Corp 2,865 114
Hess Corp 14,531 669
HollyFrontier Corp 4,106 98
Idemitsu Kosan Co Ltd 10,300 227
Marathon Oil Corp 58,541 309
Marathon Petroleum Corp 2,824 100
Noble Energy Inc 44,671 444
Occidental Petroleum Corp 44,202 563
Phillips 66 5,882 344
Pioneer Natural Resources Co 3,750 390

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
132
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas (continued)
Valero Energy Corp 2,698 $ 142
$ 5,463
Oil & Gas Services - (0.01)%
National Oilwell Varco Inc 9,508 114
Packaging & Containers - (0.08)%
Ball Corp 1,889 152
Packaging Corp of America 1,977 200
Westrock Co 7,098 215
$ 567
Pharmaceuticals - (0.36)%
Alfresa Holdings Corp 10,300 207
AmerisourceBergen Corp 1,558 151
Becton Dickinson and Co 1,103 267
DexCom Inc 842 358
Eisai Co Ltd 1,500 131
Eli Lilly and Co 1,773 263
Mylan NV 8,201 134
Perrigo Co PLC 16,220 848
Pfizer Inc 6,135 232
Sumitomo Dainippon Pharma Co Ltd 8,300 105
Taisho Pharmaceutical Holdings Co Ltd 1,900 117
Zoetis Inc 1,198 192
$ 3,005
Pipelines - (0.25)%
Cheniere Energy Inc 2,809 146
Keyera Corp 7,100 130
Kinder Morgan Inc 12,268 170
Koninklijke Vopak NV 4,501 247
ONEOK Inc 35,500 976
Williams Cos Inc/The 10,475 217
$ 1,886
Private Equity - (0.03)%
Brookfield Asset Management Inc 6,800 229
Real Estate - (0.14)%
Aeon Mall Co Ltd 15,300 202
Deutsche Wohnen SE 6,345 338
Hulic Co Ltd 7,100 65
Tokyu Fudosan Holdings Corp 33,900 145
UOL Group Ltd 14,500 70
Vonovia SE 3,216 230
$ 1,050
REITs - (0.48)%
Digital Realty Trust Inc 2,291 357
Duke Realty Corp 321 12
Equinix Inc 891 704
Equity Residential 6,300 356
Essex Property Trust Inc 553 120
Extra Space Storage Inc 2,868 306
Healthpeak Properties Inc 18,107 500
Host Hotels & Resorts Inc 10,722 120
Iron Mountain Inc 8,190 246
Regency Centers Corp 8,563 340
SL Green Realty Corp 6,801 318
UDR Inc 7,220 251
Vornado Realty Trust 7,507 269
$ 3,899
Retail - (0.64)%
CarMax Inc 5,143 550
Chipotle Mexican Grill Inc 325 426
Costco Wholesale Corp 223 78
Dollar Tree Inc 1,587 153
Domino's Pizza Inc 1,010 413
Pan Pacific International Holdings Corp 6,400 151
Ross Stores Inc 7,202 656
Starbucks Corp 10,399 878
Tiffany & Co 6,301 772
TJX Cos Inc/The 19,873 1,088
$ 5,165
COMMON STOCKS (continued) Shares Value (000’s)
Savings & Loans - (0.05)%
People's United Financial Inc 40,705 $ 431
Semiconductors - (0.37)%
Advanced Micro Devices Inc 2,664 242
Analog Devices Inc 1,995 233
IPG Photonics Corp 4,843 783
Lasertec Corp 1,200 91
Marvell Technology Group Ltd 8,625 334
Microchip Technology Inc 2,286 251
QUALCOMM Inc 1,736 207
SUMCO Corp 25,400 345
Xilinx Inc 4,325 451
$ 2,937
Shipbuilding - (0.05)%
Huntington Ingalls Industries Inc 1,658 251
Wartsila OYJ Abp 22,284 191
$ 442
Software - (0.90)%
Akamai Technologies Inc 3,224 375
ANSYS Inc 586 199
Cadence Design Systems Inc 1,748 194
Cerner Corp 688 50
DocuSign Inc 2,618 584
Dynatrace Inc 1,227 54
Fidelity National Information Services Inc 5,635 850
Fiserv Inc 5,535 551
Jack Henry & Associates Inc 2,172 359
Konami Holdings Corp 7,900 304
MongoDB Inc 2,256 527
MSCI Inc 1,932 721
Nexon Co Ltd 6,900 161
Paycom Software Inc 2,003 600
salesforce.com Inc 833 227
Splunk Inc 2,347 515
Twilio Inc 1,058 285
Tyler Technologies Inc 1,627 562
$ 7,118
Telecommunications - (0.37)%
Arista Networks Inc 2,582 577
CenturyLink Inc 41,257 444
Corning Inc 10,685 347
Juniper Networks Inc 25,510 638
Motorola Solutions Inc 3,288 509
Nippon Telegraph & Telephone Corp 11,950 272
SES SA 12,137 86
T-Mobile US Inc 1,499 175
$ 3,048
Transportation - (0.39)%
FedEx Corp 3,283 722
Getlink SE 13,789 211
Kansas City Southern 1,949 355
Kintetsu Group Holdings Co Ltd 8,900 392
Knight-Swift Transportation Holdings Inc 2,020 92
MTR Corp Ltd 15,000 78
Nagoya Railroad Co Ltd 5,100 142
Nippon Express Co Ltd 3,400 201
Nippon Yusen KK 18,300 286
Old Dominion Freight Line Inc 1,028 208
SG Holdings Co Ltd 1,600 74
Yamato Holdings Co Ltd 10,600 277
$ 3,038
Water - (0.04)%
American Water Works Co Inc 2,450 346
TOTAL COMMON STOCKS (proceeds $119,953) $ 131,515
PREFERRED STOCKS - (0.04)% Shares Value (000's)
Consumer Products - (0.03)%
Henkel AG & Co KGaA 1.85% 2,234 $ 228
Electronics - (0.01)%
Sartorius AG 0.36% 226 96
TOTAL PREFERRED STOCKS (proceeds $321) $ 324

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2020
See accompanying notes.
133
Short Sales Outstanding
BONDS - (0.74)%
Principal
Amount (000's) Value (000's)
Computers - (0.02)%
Diebold Nixdorf Inc
8.50%, 04/15/2024 $ 190 $ 182
Electric - (0.18)%
Pacific Gas and Electric Co
2.50%, 02/01/2031 719 691
3.50%, 08/01/2050 719 670
$ 1,361
Entertainment - (0.02)%
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025 188 180
Media - (0.04)%
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 337 330
Sovereign - (0.47)%
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,086
Turkey Government International Bond
11.88%, 01/15/2030 497 661
$ 3,747
Telecommunications - (0.01)%
GTT Communications Inc
7.88%, 12/31/2024 225 83
TOTAL BONDS (proceeds $5,756) $ 5,883
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (36.1 2 )%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (1.91)%
3.00%, 09/01/2050 $ 14,538 $ 15,325
U.S. Treasury - (33.78)%
0.13%, 05/15/2023 13,851 13,843
0.13%, 07/15/2023 36,170 36,147
0.25%, 05/31/2025 38,069 38,072
0.25%, 07/31/2025 11,081 11,074
0.38%, 07/31/2027 23,531 23,369
0.50%, 03/31/2025 23,029 23,301
1.13%, 02/28/2022 20,686 20,987
1.25%, 05/15/2050 3,162 3,004
1.38%, 02/15/2023 32,995 33,996
1.50%, 02/15/2030 41 44
1.75%, 12/31/2024 37,531 39,993
2.00%, 02/15/2050 41 47
2.25%, 02/15/2027 24,048 26,838
2.38%, 11/15/2049 92 112
$ 270,827
U.S. Treasury Inflation-Indexed Obligations - (0.41)%
0.25%, 07/15/2029 2,918 3,301
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $286,040) $ 289,453
TOTAL SHORT SALES (proceeds $412,070) $ 427,175

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
134
INVESTMENT COMPANIES - 3.34% Shares Held Value (000's)
Money Market Funds - 3.34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
34,883,655 $ 34,88 4
TOTAL INVESTMENT COMPANIES $ 34,88 4
COMMON STOCKS - 98.62% Shares Held Value (000's)
Advertising - 0.54%
Stroeer SE & Co KGaA
(b),(e)
72,523 $ 5,654
Aerospace & Defense - 0.29%
Ultra Electronics Holdings PLC 99,479 3,065
Agriculture - 0.27%
Genus PLC 64,518 2,867
Airlines - 0.27%
Wizz Air Holdings Plc
(b),(f)
55,149 2,861
Apparel - 1.04%
boohoo Group PLC
(b)
1,972,102 7,679
Puma SE
(b)
38,152 3,161
$ 10,840
Automobile Manufacturers - 0.22%
Isuzu Motors Ltd 234,000 2,312
Automobile Parts & Equipment - 1.72%
FCC Co Ltd 100,000 1,816
Rheinmetall AG 76,187 7,063
Toyoda Gosei Co Ltd 259,900 5,646
TS Tech Co Ltd 118,900 3,478
$ 18,003
Banks - 3.32%
BAWAG Group AG
(b),(f)
97,239 3,663
Cembra Money Bank AG
(e)
43,138 5,147
Chiba Bank Ltd/The 934,000 4,838
Israel Discount Bank Ltd 1,435,115 4,590
Mediobanca Banca di Credito Finanziario SpA 676,214 5,881
Mizrahi Tefahot Bank Ltd 228,971 4,663
Paragon Banking Group PLC 405,465 1,926
Shinsei Bank Ltd 339,300 3,959
$ 34,667
Beverages - 1.09%
Carlsberg AS 19,527 2,745
Royal Unibrew A/S 82,160 8,621
$ 11,366
Biotechnology - 0.24%
Argenx SE
(b)
10,651 2,468
Building Materials - 2.01%
Buzzi Unicem SpA 335,462 8,200
Ibstock PLC
(f)
1,034,247 2,108
ROCKWOOL International A/S 24,976 9,437
Wienerberger AG 46,356 1,250
$ 20,995
Chemicals - 3.16%
Arkema SA 67,316 7,453
Denka Co Ltd 240,600 6,771
Koninklijke DSM NV 23,687 3,793
Lintec Corp 138,400 3,280
Solvay SA 29,074 2,505
Sumitomo Bakelite Co Ltd 153,500 4,054
Zeon Corp 489,500 5,138
$ 32,994
Commercial Services - 2.16%
Aggreko PLC 357,470 2,252
Loomis AB
(b)
223,195 5,605
Nishio Rent All Co Ltd 91,800 2,023
Park24 Co Ltd 282,900 5,094
QinetiQ Group PLC 881,717 3,412
Rentokil Initial PLC 582,803 4,150
$ 22,536
Computers - 5.86%
Appen Ltd 288,948 7,370
Computacenter PLC 142,395 3,871
CyberArk Software Ltd
(b)
51,649 5,707
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Indra Sistemas SA
(b)
443,785 $ 3,235
Keywords Studios PLC 125,283 3,660
Logitech International SA 71,327 5,283
MCJ Co Ltd 291,400 2,593
NEC Corp 81,200 4,288
NEC Networks & System Integration Corp 170,100 3,163
Nomura Research Institute Ltd 140,700 3,741
NSD Co Ltd 134,100 2,337
S&T AG
(b)
148,410 4,158
Softcat PLC 182,256 3,375
Sopra Steria Group
(b)
25,451 4,133
Teleperformance 13,774 4,247
$ 61,161
Distribution & Wholesale - 2.32%
Inchcape PLC 791,564 5,332
Rexel SA
(b)
516,980 6,907
Seven Group Holdings Ltd
(e)
474,222 6,664
Toromont Industries Ltd 93,104 5,269
$ 24,172
Diversified Financial Services - 2.77%
DWS Group GmbH & Co KGaA
(b),(f)
70,125 2,764
Euronext NV
(f)
52,398 6,381
IG Group Holdings PLC 676,637 7,046
Man Group PLC/Jersey 1,855,154 3,050
Mitsubishi UFJ Lease & Finance Co Ltd 400,200 1,889
TP ICAP PLC 644,893 2,574
Zenkoku Hosho Co Ltd 147,600 5,223
$ 28,927
Electric - 2.43%
Capital Power Corp 261,900 5,747
Chubu Electric Power Co Inc 120,200 1,485
Hera SpA 1,429,532 5,458
Iren SpA 1,821,981 4,771
Northland Power Inc 283,200 7,932
$ 25,393
Electrical Components & Equipment - 1.35%
Prysmian SpA 269,315 7,527
Signify NV
(b),(f)
198,371 6,617
$ 14,144
Electronics - 1.45%
Anritsu Corp
(e)
336,500 7,368
Halma PLC 120,940 3,586
Mycronic AB 184,089 4,193
$ 15,147
Energy - Alternate Sources - 0.54%
Vestas Wind Systems A/S 37,339 5,645
Engineering & Construction - 4.16%
ACS Actividades de Construccion y Servicios SA 68,277 1,671
Balfour Beatty PLC 931,945 2,735
Downer EDI Ltd 1,377,166 4,553
Hazama Ando Corp 795,500 5,404
Kajima Corp 514,200 6,397
KAWADA TECHNOLOGIES Inc 24,900 1,178
Kyowa Exeo Corp 305,600 7,688
Penta-Ocean Construction Co Ltd 1,059,500 6,795
SPIE SA 180,471 3,062
Stantec Inc 123,000 3,994
$ 43,477
Entertainment - 1.68%
Flutter Entertainment PLC 28,908 4,750
GVC Holdings PLC 657,703 6,954
Kindred Group PLC
(b)
416,256 3,231
Tokyotokeiba Co Ltd 56,800 2,624
$ 17,559
Food - 4.00%
AAK AB
(b)
200,810 3,985
Empire Co Ltd 236,300 6,150
HelloFresh SE
(b)
144,888 7,465

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
135
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
J Sainsbury PLC 2,350,430 $ 5,775
Morinaga Milk Industry Co Ltd 152,500 7,411
NH Foods Ltd 151,000 6,840
Sonae SGPS SA 3,034,882 2,166
WH Group Ltd
(f)
2,277,500 1,963
$ 41,755
Food Service - 0.16%
Autogrill SpA
(b)
329,251 1,686
Forest Products & Paper - 1.17%
Interfor Corp
(b)
231,213 3,031
Sumitomo Forestry Co Ltd 219,200 3,500
UPM- Kymmene Oyj 119,017 3,613
West Fraser Timber Co Ltd 38,100 2,043
$ 12,187
Gas - 0.56%
Rubis SCA 124,727 5,872
Healthcare - Products - 2.20%
Ambu A/S 153,849 4,528
Carl Zeiss Meditec AG 17,866 2,016
ConvaTec Group PLC
(f)
1,671,033 4,267
GN Store Nord A/S 103,125 7,474
Sartorius Stedim Biotech 13,206 4,720
$ 23,005
Healthcare - Services - 1.74%
Evotec SE
(b),(e)
125,455 3,359
ICON PLC
(b)
37,045 6,905
Korian SA
(b)
88,529 3,429
Orpea
(b)
37,037 4,442
$ 18,135
Home Builders - 0.51%
Redrow PLC 886,372 5,365
Insurance - 2.48%
ASR Nederland NV 244,858 8,465
Direct Line Insurance Group PLC 1,538,108 6,079
Phoenix Group Holdings PLC 851,734 7,877
Swiss Life Holding AG 8,648 3,496
$ 25,917
Internet - 0.78%
Scout24 AG
(f)
87,040 8,097
Investment Companies - 0.66%
Kinnevik AB – Class B
(b),(e)
173,089 6,714
Kinnevik AB
(b),(e)
156,518 126
$ 6,840
Lodging - 0.13%
NagaCorp Ltd 1,150,000 1,387
Machinery - Diversified - 2.95%
ATS Automation Tooling Systems Inc
(b)
155,400 2,190
Bucher Industries AG 21,131 7,907
Husqvarna AB 733,853 7,990
KION Group AG 87,119 7,372
Okuma Holdings Inc 117,200 5,348
$ 30,807
Media - 1.82%
Future PLC 137,983 2,704
Nine Entertainment Co Holdings Ltd 4,282,610 5,247
ProSiebenSat.1 Media SE
(b)
482,348 5,478
Tokyo Broadcasting System Holdings Inc 322,100 5,563
$ 18,992
Metal Fabrication & Hardware - 0.31%
SKF AB 163,610 3,272
Mining - 3.98%
Alacer Gold Corp
(b)
262,500 1,813
Equinox Gold Corp
(b)
348,800 4,559
IGO Ltd 787,324 2,562
Lundin Mining Corp 1,099,600 6,888
NRW Holdings Ltd 1,519,386 2,457
OZ Minerals Ltd 515,926 5,551
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Saracen Mineral Holdings Ltd
(b)
1,922,496 $ 7,394
SSR Mining Inc
(b)
280,627 6,020
Wesdome Gold Mines Ltd
(b)
386,000 4,267
$ 41,511
Miscellaneous Manufacturers - 1.03%
Aalberts NV 109,665 4,127
Trelleborg AB
(b)
264,846 4,625
Vesuvius PLC 374,623 2,015
$ 10,767
Office & Business Equipment - 0.63%
Canon Marketing Japan Inc 152,000 2,711
Ricoh Co Ltd 290,200 2,166
Sato Holdings Corp 86,500 1,648
$ 6,525
Oil & Gas - 2.09%
Aker BP ASA 98,382 1,957
Beach Energy Ltd 4,776,419 5,342
DCC PLC 72,285 6,422
Parex Resources Inc
(b)
444,667 6,085
Tourmaline Oil Corp 156,500 1,988
$ 21,794
Packaging & Containers - 1.32%
DS Smith PLC 1,592,390 5,479
SIG Combibloc Group AG
(b)
420,911 8,260
$ 13,739
Pharmaceuticals - 3.55%
ALK- Abello A/S
(b)
8,739 2,953
Almirall SA 127,413 1,402
Clinigen Group Plc 183,276 1,687
Dechra Pharmaceuticals PLC 111,039 4,637
Hikma Pharmaceuticals PLC 225,835 7,126
Nichi-iko Pharmaceutical Co Ltd 162,800 1,829
Nippon Shinyaku Co Ltd 71,100 5,875
Sawai Pharmaceutical Co Ltd 130,000 6,653
Ship Healthcare Holdings Inc 64,600 2,985
Towa Pharmaceutical Co Ltd 98,600 1,958
$ 37,105
Pipelines - 0.60%
Keyera Corp 166,000 3,032
Koninklijke Vopak NV 59,212 3,251
$ 6,283
Private Equity - 0.89%
Intermediate Capital Group PLC 400,448 7,249
Jafco Co Ltd 50,900 2,049
$ 9,298
Real Estate - 3.65%
CA Immobilien Anlagen AG 66,497 2,069
Castellum AB 370,689 7,599
Entra ASA
(f)
167,213 2,282
Hysan Development Co Ltd 1,013,000 3,199
Kojamo Oyj 122,290 2,963
LEG Immobilien AG 50,956 7,488
PSP Swiss Property AG 62,851 7,498
UOL Group Ltd 1,038,100 5,007
$ 38,105
REITs - 7.34%
Allied Properties Real Estate Investment Trust 134,859 3,805
alstria office REIT-AG 217,904 3,260
Canadian Apartment Properties REIT 65,200 2,249
Charter Hall Group 919,657 8,465
Cofinimmo SA 17,847 2,611
Covivio 61,449 4,545
Frasers Logistics & Commercial Trust 3,219,100 3,164
GLP J- Reit
(b)
3,471 5,360
Granite Real Estate Investment Trust 60,400 3,593
ICADE 55,088 3,566
Inmobiliaria Colonial Socimi SA 272,310 2,399
Japan Hotel REIT Investment Corp 8,465 3,920

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
136
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kenedix Office Investment Corp 811 $ 4,804
Kenedix Residential Next Investment Corp 1,491 2,656
Keppel DC REIT 2,509,700 5,363
Mapletree Industrial Trust 2,948,800 6,600
MCUBS MidCity Investment Corp 2,929 2,264
Mitsui Fudosan Logistics Park Inc 1,070 5,349
Summit Industrial Income REIT 289,600 2,635
$ 76,608
Retail - 6.78%
B&M European Value Retail SA 1,477,472 9,379
cocokara fine Inc 45,400 2,544
Cosmos Pharmaceutical Corp 40,000 7,045
Grafton Group PLC 364,424 3,760
JD Sports Fashion PLC 593,770 5,714
Man Wah Holdings Ltd 3,155,200 4,406
Moncler SpA
(b)
66,698 2,586
Ryohin Keikaku Co Ltd 418,200 6,537
Saizeriya Co Ltd
(e)
133,800 2,506
Seiko Holdings Corp 126,600 1,784
Seria Co Ltd 50,800 2,246
Shop Apotheke Europe NV
(b),(e),(f)
20,447 3,892
Super Retail Group Ltd 663,661 5,224
Sushiro Global Holdings Ltd 303,400 7,050
Tsuruha Holdings Inc 45,800 6,130
$ 70,803
Semiconductors - 0.92%
ASM International NV 64,154 9,632
Shipbuilding - 0.15%
Mitsui E&S Holdings Co Ltd
(b)
373,900 1,511
Software - 2.13%
CompuGroup Medical SE & Co KgaA 33,878 3,040
Descartes Systems Group Inc /The
(b)
76,200 4,650
Kinaxis Inc
(b)
26,600 4,057
Open Text Corp 87,900 3,987
TIS Inc 325,400 6,494
$ 22,228
Telecommunications - 2.06%
Bezeq The Israeli Telecommunication Corp Ltd
(b)
5,875,913 6,70 3
Eutelsat Communications SA 278,243 2,790
Proximus SADP 234,207 4,625
Spark New Zealand Ltd 2,291,873 7,441
$ 21,5 59
Transportation - 3.14%
ComfortDelGro Corp Ltd 3,491,100 3,789
Kamigumi Co Ltd 313,800 6,476
National Express Group PLC 137,350 233
Nippon Express Co Ltd 87,200 5,150
PostNL NV
(b)
1,086,851 3,233
Sankyu Inc 147,800 6,166
TFI International Inc 175,500 7,758
$ 32,805
TOTAL COMMON STOCKS $ 1,029,84 3
Total Investments $ 1,064,727
Other Assets and Liabilities -  (1.96)% (20,464)
TOTAL NET ASSETS - 100.00% $ 1,044,263
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,940 or 2.29% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,895 or 4.30% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 24.26%
United Kingdom 12.19%
Canada 9.78%
Germany 6.34%
Australia 5.82%
France 5.29%
Netherlands 4.96%
Sweden 4.22%
Denmark 3.96%
Switzerland 3.88%
United States 3.51%
Italy 3.46%
Ireland 2.44%
Singapore 2.28%
Israel 2.08%
Austria 1.07%
Belgium 0.93%
Hong Kong 0.91%
Spain 0.83%
New Zealand 0.71%
Jordan 0.68%
Isle of Man 0.67%
Finland 0.63%
Norway 0.41%
Malta 0.31%
Portugal 0.21%
Cambodia 0.13%
Other Assets and Liabilities
(1.96)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Small Company Fund
August 31, 2020
See accompanying notes.
137
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,546 $ 568,974 $ 563,63 6 $ 34,88 4
$ 29,546 $ 568,974 $ 563,63 6 $ 34,88 4
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 129 $ — $ — $ —
$ 129 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2020
See accompanying notes.
138
INVESTMENT COMPANIES - 0.04% Shares Held Value (000's)
Exchange-Traded Funds - 0.04%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
435 $ 25
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 24
$ 49
TOTAL INVESTMENT COMPANIES $ 49
MUNICIPAL BONDS - 103.68%
Principal
Amount (000's) Value (000's)
Alabama - 4.00%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 2,008
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,094
5.25%, 05/01/2044
(a)
2,000 2,220
$ 5,322
Arizona - 4.32%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 792
7.25%, 01/01/2054
(a)
1,000 862
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,768
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,315
$ 5,737
Arkansas - 0.76%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,009
California - 3.82%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 547
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,087
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 506
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,009
La Verne Public Financing Authority
7.25%, 09/01/2026 490 492
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,433
$ 5,074
Colorado - 4.97%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,029
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,281
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,131
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,093
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 518
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,500 1,554
$ 6,606
Connecticut - 1.76%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,332
District of Columbia - 0.82%
District of Columbia
4.00%, 07/01/2039 1,000 1,085
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida - 4.61%
Florida Development Finance Corp
6.25%, 01/01/2049
(a),(c)
$ 1,000 $ 881
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
2,999 3,491
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,435
Orange County Housing Finance Authority
7.00%, 10/01/2025 325 326
$ 6,133
Illinois - 17.40%
City of Chicago IL
5.50%, 01/01/2042 300 324
5.50%, 01/01/2049 1,000 1,132
6.00%, 01/01/2038 1,900 2,189
7.46%, 02/15/2026 1,707 1,219
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 877
5.00%, 01/01/2039 1,200 1,359
Illinois Finance Authority
0.00%, 12/01/2042
(e)
300 162
4.00%, 10/01/2055 250 271
4.75%, 10/15/2040
(a),(c)
2,500 2,562
5.00%, 10/01/2035 250 312
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,138
5.00%, 06/15/2029 1,000 1,143
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
4,991 5,864
Metropolitan Pier & Exposition Authority
4.00%, 06/15/2050 500 512
5.00%, 06/15/2050 1,000 1,124
5.00%, 06/15/2057 500 548
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,158
State of Illinois
5.50%, 07/01/2027 1,150 1,240
$ 23,134
Indiana - 0.95%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
1,000 940
Town of Shoals IN
7.25%, 11/01/2043 300 317
$ 1,257
Louisiana - 7.77%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(a)
1,000 998
5.50%, 11/01/2039
(a)
800 852
5.65%, 11/01/2037
(a)
1,000 1,098
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
4,000 4,749
Parish of St John the Baptist LA
2.10%, 06/01/2037
(c)
1,000 1,004
2.37%, 06/01/2037
(c)
1,000 1,012
Port New Orleans Board of Commissioners
5.00%, 04/01/2044
(f)
500 614
$ 10,327
Maine - 0.83%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,108
Maryland - 0.47%
City of Westminster MD
6.25%, 07/01/2044 600 626

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2020
See accompanying notes.
139
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Massachusetts - 0.19%
Massachusetts Development Finance
Agency (credit support from Assured Guaranty
Municipal Corp )
3.00%, 10/01/2045
(b)
$ 250 $ 256
Michigan - 3.23%
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 1,000 1,037
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,172
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,046
5.00%, 11/15/2049 1,000 1,042
$ 4,297
Missouri - 2.01%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 517
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,093
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 1,056
$ 2,666
Montana - 1.06%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,414
Nevada - 1.84%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,396 1,593
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 851
$ 2,444
New Hampshire - 1.85%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(c)
1,000 989
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,469
$ 2,458
New Jersey - 6.43%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 255
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 579
5.00%, 06/15/2047 500 568
5.25%, 06/15/2040 55 68
5.25%, 06/15/2040 945 1,047
5.63%, 11/15/2030 1,500 1,556
5.75%, 09/15/2027 500 494
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,238
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,088
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(b)
500 655
$ 8,548
New York - 3.56%
Glen Cove Local Economic Assistance Corp
5.00%, 01/01/2056 1,000 1,030
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 443
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,149
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
5.00%, 01/01/2036 $ 1,000 $ 1,078
5.38%, 08/01/2036 1,000 1,035
$ 4,735
North Carolina - 1.50%
Charlotte-Mecklenburg Hospital Authority/The
0.02%, 01/15/2038
(c)
2,000 2,000
Ohio - 4.69%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 3,295
Cleveland Department of Public Utilities Division
of Public Power (credit support from Assured
Guaranty Municipal Corp )
4.00%, 11/15/2037
(b)
500 583
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,059
5.00%, 07/01/2049
(a)
1,000 1,018
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(e),(g)
1,000 273
$ 6,228
Oklahoma - 1.67%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,171
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,050
$ 2,221
Oregon - 0.49%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 647
Pennsylvania - 5.95%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 476
5.13%, 05/01/2030 1,000 900
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,286
5.00%, 06/01/2035 1,000 1,236
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,024
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 978
5.50%, 11/01/2044 1,000 1,026
5.75%, 06/01/2036
(a)
1,000 981
$ 7,907
South Carolina - 0.39%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 517
South Dakota - 0.38%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 2.67%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,095
5.00%, 10/01/2035 500 509
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 1,000 1,155
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 785
$ 3,544

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2020
See accompanying notes.
140
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 7.07%
Grand Parkway Transportation Corp
3.00%, 10/01/2050 $ 1,250 $ 1,282
North Texas Tollway Authority
5.00%, 01/01/2045 615 704
5.00%, 01/01/2048 500 585
Port Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,500 3,501
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 2,100 2,484
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 345
7.00%, 06/30/2040 500 502
$ 9,403
Utah - 1.06%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,411
Vermont - 1.08%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(c)
1,300 1,441
Virginia - 1.14%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(c)
1,500 1,521
Wisconsin - 2.94%
Public Finance Authority
5.00%, 01/01/2024 500 552
5.00%, 12/01/2025 1,200 1,387
5.00%, 09/01/2039
(a)
1,000 1,031
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 70 68
6.00%, 07/01/2028 170 158
6.50%, 07/01/2033 300 268
7.00%, 07/01/2043 500 447
$ 3,911
TOTAL MUNICIPAL BONDS $ 137,819
Total Investments $ 137,868
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.53)%
Notes with interest rates of 0.12% - 0.39% at
August 31, 2020 and contractual maturity of
collateral from 2024-2026.
(h)
$ (6,023) (6,023)
Total Net Investments $ 131,845
Other Assets and Liabilities -  0.81% 1,079
TOTAL NET ASSETS - 100.00% $ 132,924
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,653 or 32.09% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the f und.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $273 or 0.21%
of net assets.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2020.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 90.53%
General Obligation Unlimited 4.75%
Insured 2.76%
General Obligation Limited 2.13%
Tax Allocation 1.37%
Certificate Participation 0.92%
Prerefunded 0.84%
Special Tax 0.38%
Investment Companies 0.04%
Liability For Floating Rate Notes Issued (4.53)%
Other Assets and Liabilities
0.81%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2020
See accompanying notes.
141
INVESTMENT COMPANIES - 4.43% Shares Held Value (000's)
Money Market Funds - 4.43%
BlackRock Liquidity FedFund - Institutional
Class 0.05%
(a),(b)
4,893,135 $ 4,893
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
77,484,899 77,485
$ 82,378
TOTAL INVESTMENT COMPANIES $ 82,378
COMMON STOCKS - 94.25% Shares Held Value (000's)
Aerospace & Defense - 1.65%
Aselsan Elektronik Sanayi Ve Ticaret AS 13,814,800 $ 30,629
Automobile Parts & Equipment - 1.31%
Hyundai Mobis Co Ltd 72,600 13,587
Weichai Power Co Ltd 5,338,800 10,716
$ 24,303
Banks - 5.70%
Banco do Brasil SA 1,317,200 7,898
Bangkok Bank PCL 3,175,500 10,877
Bank Mandiri Persero Tbk PT 33,548,900 13,718
China Merchants Bank Co Ltd 7,939,100 37,877
Grupo Financiero Banorte SAB de CV
(d)
3,330,800 11,447
OTP Bank Nyrt
(d)
213,600 7,194
Sberbank of Russia PJSC ADR
(d)
1,404,300 16,874
$ 105,885
Beverages - 0.59%
Kweichow Moutai Co Ltd 41,948 10,925
Building Materials - 4.01%
Anhui Conch Cement Co Ltd 3,437,200 24,883
China National Building Material Co Ltd 6,751,900 9,477
China Resources Cement Holdings Ltd 10,588,200 15,420
Gansu Qilianshan Cement Group Co Ltd 3,286,944 9,717
Jiangxi Wannianqing Cement Co Ltd 1,990,193 5,229
Taiwan Cement Corp 6,657,441 9,734
$ 74,460
Chemicals - 0.97%
Coromandel International Ltd 877,000 9,069
Soulbrain Co Ltd/New
(d)
49,612 9,055
$ 18,124
Commercial Services - 1.22%
China Yuhua Education Corp Ltd
(e)
13,150,269 12,606
New Oriental Education & Technology Group Inc
ADR
(d)
69,100 10,132
$ 22,738
Computers - 3.10%
Asustek Computer Inc 216,179 1,790
Gigabyte Technology Co Ltd 3,650,400 10,546
Infosys Ltd ADR 2,082,818 26,244
Phison Electronics Corp 1,158,500 10,913
Wiwynn Corp 305,300 8,144
$ 57,637
Diversified Financial Services - 3.12%
B3 SA - Brasil Bolsa Balcao 1,658,200 17,843
Chailease Holding Co Ltd 2,330,790 10,295
E.Sun Financial Holding Co Ltd 11,437,084 10,603
Manappuram Finance Ltd 3,413,500 6,872
Muthoot Finance Ltd 786,800 12,278
$ 57,891
Electric - 0.20%
Mahanagar Gas Ltd 285,791 3,695
Electrical Components & Equipment - 1.13%
Delta Electronics Inc 2,032,106 13,069
LG Innotek Co Ltd 65,500 7,969
$ 21,038
Electronics - 5.57%
BYD Electronic International Co Ltd 3,420,700 14,466
FLEXium Interconnect Inc 2,196,800 9,424
General Interface Solution Holding Ltd 1,151,998 5,097
Luxshare Precision Industry Co Ltd 1,537,121 12,376
Micro-Star International Co Ltd 5,911,800 27,293
Radiant Opto-Electronics Corp 2,399,800 8,812
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Simplo Technology Co Ltd 746,900 $ 8,516
Tripod Technology Corp 1,963,600 7,753
Zhen Ding Technology Holding Ltd 2,305,300 9,667
$ 103,404
Engineering & Construction - 0.67%
Daelim Industrial Co Ltd 170,130 12,422
Environmental Control - 0.60%
China Conch Venture Holdings Ltd 2,557,400 11,073
Food - 2.73%
BIM Birlesik Magazalar AS 1,233,800 11,407
Dino Polska SA
(d),(e)
276,100 16,743
Marfrig Global Foods SA
(d)
4,670,100 15,173
X5 Retail Group NV 203,700 7,455
$ 50,778
Gas - 2.23%
China Gas Holdings Ltd 3,707,700 10,150
ENN Energy Holdings Ltd 2,820,000 31,246
$ 41,396
Healthcare - Products - 0.27%
China Medical System Holdings Ltd 4,538,587 5,112
Home Furnishings - 0.50%
E Ink Holdings Inc 6,590,600 9,216
Insurance - 3.09%
BB Seguridade Participacoes SA 2,283,400 11,120
Cathay Financial Holding Co Ltd 8,377,000 11,378
PICC Property & Casualty Co Ltd 12,714,100 9,804
Ping An Insurance Group Co of China Ltd 2,347,300 25,061
$ 57,363
Internet - 20.61%
Alibaba Group Holding Ltd ADR
(d)
549,500 157,723
JD.com Inc ADR
(d)
322,106 25,330
Meituan Dianping
(d)
826,000 27,229
Naspers Ltd 333,900 60,882
NCSoft Corp 14,400 9,990
Tencent Holdings Ltd 1,489,305 101,747
$ 382,901
Iron & Steel - 0.49%
Kumba Iron Ore Ltd
(f)
289,600 9,075
Machinery - Construction & Mining - 0.47%
Zoomlion Heavy Industry Science and
Technology Co Ltd
(d)
8,712,100 8,714
Mining - 2.15%
MMC Norilsk Nickel PJSC ADR 521,946 13,620
Polymetal International PLC 969,600 26,313
$ 39,933
Miscellaneous Manufacturers - 0.61%
Elite Material Co Ltd 1,969,100 11,405
Oil & Gas - 2.62%
LUKOIL PJSC ADR 169,100 11,545
Polski Koncern Naftowy ORLEN SA 715,700 9,844
Reliance Industries Ltd 969,700 27,389
$ 48,778
Pharmaceuticals - 4.29%
Alkem Laboratories Ltd 53,896 1,991
Aurobindo Pharma Ltd 784,500 8,584
Changchun High & New Technology Industry
Group Inc
180,352 12,286
CSPC Pharmaceutical Group Ltd 5,030,680 11,115
Hypera SA 1,801,900 10,558
Jiangsu Hengrui Medicine Co Ltd 704,331 9,735
Richter Gedeon Nyrt 380,700 9,272
Sino Biopharmaceutical Ltd 14,080,850 16,204
$ 79,745

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2020
See accompanying notes.
142
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 2.06%
China Vanke Co Ltd 4,496,600 $ 13,958
Country Garden Services Holdings Co Ltd 2,242,400 15,623
Longfor Group Holdings Ltd
(e)
1,655,400 8,758
$ 38,339
Retail - 2.68%
ANTA Sports Products Ltd 2,565,600 25,290
Wal-Mart de Mexico SAB de CV 4,877,400 11,680
Zhongsheng Group Holdings Ltd 2,060,900 12,853
$ 49,823
Semiconductors - 13.63%
Novatek Microelectronics Corp 3,152,800 25,795
Parade Technologies Ltd 321,200 11,386
Realtek Semiconductor Corp 1,587,900 20,574
Samsung Electronics Co Ltd 39,277 47,241
Samsung Electronics Co Ltd 544,100 24,705
Taiwan Semiconductor Manufacturing Co Ltd 1,056,607 15,400
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,363,417 108,051
$ 253,152
Software - 5.50%
G-bits Network Technology Xiamen Co Ltd 147,100 13,279
HCL Technologies Ltd 4,705,100 44,400
NetEase Inc ADR 91,200 44,434
$ 102,113
Telecommunications - 0.48%
Telekomunikasi Indonesia Persero Tbk PT 45,217,900 8,897
TOTAL COMMON STOCKS $ 1,750,964
PREFERRED STOCKS - 1.51% Shares Held Value (000's)
Banks - 1.51%
Banco Bradesco SA 0.02% 7,314,370 $ 27,997
TOTAL PREFERRED STOCKS $ 27,997
Total Investments $ 1,861,339
Other Assets and Liabilities -  (0.19)% (3,469)
TOTAL NET ASSETS - 100.00% $ 1,857,870
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,893 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,107 or 2.05% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
China 39.22%
Taiwan 19.65%
India 7.56%
Korea, Republic Of 6.72%
Brazil 4.88%
United States 4.43%
South Africa 3.77%
Russian Federation 2.66%
Turkey 2.26%
Hong Kong 2.25%
Poland 1.43%
Cyprus 1.42%
Mexico 1.25%
Indonesia 1.22%
Hungary 0.89%
Thailand 0.58%
Other Assets and Liabilities
(0.19)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 40,635 $ 1,080,784 $ 1,043,934 $ 77,485
$ 40,635 $ 1,080,784 $ 1,043,934 $ 77,485
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 213 $ — $ — $ —
$ 213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2020
See accompanying notes.
143
INVESTMENT COMPANIES - 0.97% Shares Held Value (000's)
Money Market Funds - 0.97%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
15,507,591 $ 15,508
TOTAL INVESTMENT COMPANIES $ 15,508
COMMON STOCKS - 98.89% Shares Held Value (000's)
Advertising - 0.72%
Interpublic Group of Cos Inc /The 644,574 $ 11,448
Agriculture - 1.13%
Phibro Animal Health Corp 836,078 17,942
Automobile Manufacturers - 0.40%
NFI Group Inc 472,843 6,398
Automobile Parts & Equipment - 2.11%
Linamar Corp 1,073,910 33,674
Banks - 11.69%
Bank OZK 1,729,742 39,853
Cathay General Bancorp 1,069,131 26,397
Cullen/Frost Bankers Inc 271,654 18,869
East West Bancorp Inc 1,063,842 39,128
PacWest Bancorp 539,845 10,300
Preferred Bank/Los Angeles CA 234,634 8,775
ServisFirst Bancshares Inc 757,826 27,775
Washington Trust Bancorp Inc 450,171 15,027
$ 186,124
Chemicals - 4.46%
HB Fuller Co 221,584 10,673
Huntsman Corp 1,550,177 33,515
RPM International Inc 316,301 26,813
$ 71,001
Computers - 3.11%
Amdocs Ltd 454,347 27,820
Leidos Holdings Inc 239,017 21,628
$ 49,448
Consumer Products - 1.77%
Avery Dennison Corp 243,931 28,147
Diversified Financial Services - 1.92%
Federal Agricultural Mortgage Corp 199,082 13,568
Raymond James Financial Inc 225,692 17,089
$ 30,657
Electric - 3.75%
ALLETE Inc 581,383 31,372
IDACORP Inc 72,110 6,483
PNM Resources Inc 196,134 8,567
Portland General Electric Co 186,822 7,127
Unitil Corp 145,049 6,121
$ 59,670
Electrical Components & Equipment - 3.59%
Energizer Holdings Inc 589,693 27,297
Littelfuse Inc 165,262 29,886
$ 57,183
Electronics - 2.99%
Hubbell Inc 149,505 21,666
nVent Electric PLC 1,355,129 25,910
$ 47,576
Engineering & Construction - 0.32%
Comfort Systems USA Inc 99,748 5,054
Food - 2.06%
Ingredion Inc 408,686 32,875
Gas - 1.17%
ONE Gas Inc 79,248 5,874
Spire Inc 218,754 12,734
$ 18,608
Hand & Machine Tools - 5.47%
Lincoln Electric Holdings Inc 285,211 27,583
MSA Safety Inc 248,994 31,361
Snap-on Inc 189,617 28,114
$ 87,058
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 5.35%
CONMED Corp 366,279 $ 31,614
LeMaitre Vascular Inc 193,691 6,252
STERIS PLC 201,217 32,122
Teleflex Inc 38,584 15,162
$ 85,150
Home Builders - 2.23%
LCI Industries 312,901 35,555
Insurance - 6.25%
Assured Guaranty Ltd 833,629 17,881
Fidelity National Financial Inc 1,291,929 42,414
James River Group Holdings Ltd 805,316 39,227
$ 99,522
Leisure Products & Services - 4.19%
Acushnet Holdings Corp 1,046,748 36,940
Brunswick Corp/DE 481,577 29,805
$ 66,745
Machinery - Diversified - 3.83%
Albany International Corp 331,482 17,204
Crane Co 427,746 24,185
Nordson Corp 105,325 19,642
$ 61,031
Media - 0.98%
John Wiley & Sons Inc 492,490 15,587
Metal Fabrication & Hardware - 0.96%
Timken Co/The 281,532 15,256
Miscellaneous Manufacturers - 1.28%
Donaldson Co Inc 165,513 8,335
EnPro Industries Inc 207,164 12,123
$ 20,458
Oil & Gas - 2.51%
Cimarex Energy Co 448,267 12,453
Diamondback Energy Inc 313,896 12,230
HollyFrontier Corp 641,865 15,321
$ 40,004
Packaging & Containers - 1.56%
Packaging Corp of America 244,944 24,798
Pipelines - 0.75%
Targa Resources Corp 705,552 12,001
REITs - 13.85%
Agree Realty Corp 351,418 23,517
Camden Property Trust 84,359 7,672
CyrusOne Inc 550,614 45,993
EastGroup Properties Inc 169,415 22,559
Four Corners Property Trust Inc 765,578 19,331
Granite Real Estate Investment Trust 384,087 22,848
Medical Properties Trust Inc 1,149,148 21,351
National Health Investors Inc 187,348 11,662
STORE Capital Corp 1,093,988 29,581
Terreno Realty Corp 268,608 16,020
$ 220,534
Semiconductors - 4.62%
Kulicke & Soffa Industries Inc 662,364 15,884
MKS Instruments Inc 374,251 44,734
Monolithic Power Systems Inc 48,214 12,879
$ 73,497
Shipbuilding - 1.24%
Huntington Ingalls Industries Inc 129,945 19,689
Software - 0.80%
Broadridge Financial Solutions Inc 43,434 5,968
ManTech International Corp/VA 90,486 6,773
$ 12,741
Toys, Games & Hobbies - 1.83%
Hasbro Inc 369,015 29,130
TOTAL COMMON STOCKS $ 1,574,561
Total Investments $ 1,590,069
Other Assets and Liabilities -  0.14% 2,213
TOTAL NET ASSETS - 100.00% $ 1,592,282

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2020
See accompanying notes.
144
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 33.71%
Industrial 21.24%
Consumer, Cyclical 10.76%
Consumer, Non-cyclical 10.31%
Technology 8.53%
Utilities 4.92%
Basic Materials 4.46%
Energy 3.26%
Communications 1.70%
Money Market Funds 0.97%
Other Assets and Liabilities
0.14%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 43,288 $ 578,226 $ 606,006 $ 15,508
$ 43,288 $ 578,226 $ 606,006 $ 15,508
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 279 $ — $ — $ —
$ 279 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
145
INVESTMENT COMPANIES - 3.94% Shares Held Value (000's)
Exchange-Traded Funds - 0.68%
Invesco Preferred ETF 565,631 $ 8,439
iShares Preferred & Income Securities ETF
(a)
1,164,818 42,749
$ 51,188
Money Market Funds - 3.26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
245,019,305 245,019
TOTAL INVESTMENT COMPANIES $ 296,207
CONVERTIBLE PREFERRED STOCKS
- 1.54% Shares Held Value (000's)
Banks - 1.21%
Bank of America Corp 7.25%
(f)
470 $ 703
Wells Fargo & Co 7.50%
(f)
65,530 90,464
$ 91,167
Hand & Machine Tools - 0.33%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(f)
21,000 24,890
TOTAL CONVERTIBLE PREFERRED STOCKS $ 116,057
PREFERRED STOCKS - 11.58% Shares Held Value (000's)
Banks - 3.26%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,509
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(f)
201,000 5,226
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,429 66
Bank of New York Mellon Corp/The 5.20%,
12/20/2020
(a),(f)
107,448 2,768
Citigroup Inc 6.88%, 11/15/2023
(a),(f)
414,370 11,718
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 401
3 Month USD LIBOR + 3.64%
Goldman Sachs Group Inc /The 5.50%,
05/10/2023
(f)
742,590 20,109
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc /OH 5.88%,
10/15/2021
(f)
325,787 8,741
Huntington Bancshares Inc /OH 6.25%,
04/15/2021
(f)
990,264 25,400
JPMorgan Chase & Co 4.75%, 12/01/2024
(a),(f)
277,529 7,388
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 6,077
KeyCorp 6.13%, 12/15/2026
(a),(f)
750,031 22,306
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(a),(f)
7,117 187
Morgan Stanley 5.85%, 04/15/2027
(a),(f)
649,481 18,341
3 Month USD LIBOR + 3.49%
PNC Financial Services Group Inc /The 6.13%,
05/01/2022
(a),(f)
1,239,905 32,907
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(a),(f)
328,950 8,931
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,502
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,000 8,590
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 0.00%, 09/01/2025
(c),(f)
480,000 12,686
Truist Financial Corp 5.63%, 06/01/2021
(a),(f)
134,160 3,507
US Bancorp 3.50%, 09/30/2020
(f)
11,300 250
3 Month USD LIBOR + 0.60%
US Bancorp 6.50%, 01/15/2022
(a),(f)
239,945 6,462
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(a),(f)
170,096 4,744
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 5,158
Wells Fargo & Co 4.75%, 03/15/2025
(f)
330,978 8,205
Wells Fargo & Co 5.63%, 06/15/2022
(a),(f)
194,971 5,233
Wells Fargo & Co 5.85%, 09/15/2023
(a),(f)
62,555 1,632
3 Month USD LIBOR + 3.09%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 6.63%, 03/15/2024
(a),(f)
207,457 $ 5,720
3 Month USD LIBOR + 3.69%
$ 245,764
Diversified Financial Services - 0.27%
Affiliated Managers Group Inc 5.88%,
03/30/2059
(a)
146,761 4,029
Capital One Financial Corp 0.00%, 06/01/2025
(a),(c),(f)
160,148 3,887
Capital One Financial Corp 5.00%, 12/01/2024
(a),(f)
355,725 8,957
Charles Schwab Corp/The 6.00%, 12/01/2020
(a),(f)
138,263 3,520
$ 20,393
Electric - 2.37%
Alabama Power Co 5.00%, 10/01/2022
(a),(f)
572,000 16,016
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,450
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,264
Dominion Energy Inc 5.25%, 07/30/2076
(a)
890,372 23,016
DTE Energy Co 5.25%, 12/01/2062 306,488 7,809
DTE Energy Co 5.25%, 12/01/2077 315,006 8,370
DTE Energy Co 5.38%, 06/01/2076 7,539 193
Duke Energy Corp 5.13%, 01/15/2073 339,938 8,808
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,926
Entergy Arkansas LLC 4.90%, 12/01/2052
(a)
145,002 3,835
Entergy Louisiana LLC 4.70%, 06/01/2063
(a)
156,785 4,043
Entergy Louisiana LLC 4.88%, 09/01/2066
(a)
24,691 642
Entergy Louisiana LLC 5.25%, 07/01/2052
(a)
96,580 2,584
Entergy Texas Inc 5.38%, 10/15/2024
(a),(f)
30,000 825
Georgia Power Co 5.00%, 10/01/2077
(a)
262,012 7,242
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,190
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
09/30/2020
(a),(f)
493,973 12,646
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
225,022 6,132
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
(a)
477,663 12,185
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(a)
658,383 16,841
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
77,046 2,142
Southern Co/The 0.00%, 01/30/2080
(c)
239,337 6,419
Southern Co/The 5.25%, 12/01/2077 555,000 14,946
Southern Co/The 5.25%, 10/01/2076
(a)
100,061 2,599
$ 178,123
Food - 0.30%
Dairy Farmers of America Inc 7.88%,
09/30/2020
(f),(g)
16,000 1,448
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 21,385
$ 22,833
Gas - 0.02%
Entergy New Orleans LLC 5.00%, 12/01/2052 3,299 85
Entergy New Orleans LLC 5.50%, 04/01/2066 46,623 1,282
$ 1,367
Insurance - 1.60%
Allstate Corp/The 4.75%, 01/15/2025
(a),(f)
153,679 4,162
Allstate Corp/The 5.10%, 01/15/2053
(a)
537,816 14,467
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(a),(f)
439 12
American Financial Group Inc /OH 5.63%,
06/01/2060
125,706 3,423
American Financial Group Inc /OH 5.88%,
03/30/2059
(a)
100,515 2,779
American Financial Group Inc /OH 6.00%,
11/15/2055
12 —

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
146
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
American International Group Inc 5.85%,
03/15/2024
(f)
15,000 $ 410
Arch Capital Group Ltd 5.25%, 09/29/2021
(a),(f)
289,942 7,391
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,401
Equitable Holdings Inc 5.25%, 12/15/2024
(a),(f)
475,000 11,927
Hartford Financial Services Group Inc /The
7.88%, 04/15/2042
1,042,030 29,344
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(a),(c),(f)
30,000 795
Reinsurance Group of America Inc 6.20%,
09/15/2042
92,165 2,480
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 09/30/2020
(f)
544,287 13,716
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
29,666 813
Voya Financial Inc 5.35%, 09/15/2029
(a),(f)
72,909 2,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.63%, 04/30/2053 911,736 23,231
W R Berkley Corp 5.70%, 03/30/2058
(a)
1,933 52
W R Berkley Corp 5.75%, 06/01/2056
(a)
65,882 1,692
$ 120,148
Pipelines - 0.00%
Enbridge Inc 6.38%, 04/15/2078 1,939 50
3 Month USD LIBOR + 3.59%
REITs - 1.42%
Digital Realty Trust Inc 5.88%, 09/30/2020
(a),(f)
88,984 2,291
Digital Realty Trust Inc 6.35%, 09/08/2020
(f)
189,212 4,789
Federal Realty Investment Trust 5.00%,
09/29/2022
(f)
47,836 1,261
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 329
Kimco Realty Corp 5.25%, 12/20/2022
(a),(f)
406,949 10,784
National Retail Properties Inc 5.20%, 10/11/2021
(a),(f)
121,276 3,130
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 13,667
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,957 106
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,531
Public Storage 0.00%, 08/14/2025
(c),(f)
316,800 8,401
Public Storage 4.63%, 06/17/2025
(a),(f)
237,200 6,494
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 5,119
Public Storage 4.90%, 10/14/2021
(f)
6,561 169
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,679
Public Storage 5.20%, 09/30/2020
(a),(f)
1,800 46
Public Storage 5.20%, 09/30/2020
(f)
64,611 1,637
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,857
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 9,719
Vornado Realty Trust 5.40%, 09/30/2020
(a),(f)
188,066 4,749
Vornado Realty Trust 5.70%, 09/30/2020
(f)
759,672 19,235
$ 106,993
Savings & Loans - 0.05%
People's United Financial Inc 5.63%, 12/15/2026
(a),(f)
94,067 2,502
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(a),(f)
42,713 1,130
$ 3,632
Sovereign - 0.90%
CoBank ACB 6.13%, 10/01/2020
(f)
8,000 839
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 6,825
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,836
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 28,944
3 Month USD LIBOR + 4.01%
$ 67,444
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1.39%
AT&T Inc 0.00%, 02/18/2025
(c),(f)
2,704,605 $ 68,616
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,076
Telephone and Data Systems Inc 6.63%,
03/31/2045
(a)
72,184 1,878
Telephone and Data Systems Inc 7.00%,
03/15/2060
(a)
1,071,162 27,497
United States Cellular Corp 6.25%, 09/01/2069 160,000 4,189
United States Cellular Corp 6.95%, 05/15/2060 45,971 1,170
$ 104,426
TOTAL PREFERRED STOCKS $ 871,173
BONDS - 80.43%
Principal
Amount (000's) Value (000's)
Banks - 48.79%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(f),(g),(h),( i )
$ 5,000 $ 5,731
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12/31/2049
(f),(h),( i )
2,700 3,095
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(f),(h),( i )
30,600 30,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12/31/2049
(f),(h),( i )
32,400 34,182
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12/31/2049
(f),(h)
5,000 5,610
3 Month USD LIBOR + 3.90%
6.25%, 12/31/2049
(f),(h)
30,599 33,547
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(f),(h)
46,995 54,343
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(f),(h)
97,785 110,473
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,434
Bank of Montreal
1.85%, 05/01/2025 11,800 12,394
Bank of New York Mellon Corp/The
3.73%, 12/31/2049
(f)
73,500 73,299
3 Month USD LIBOR + 3.42%
4.62%, 12/31/2099
(f),(h)
19,688 20,575
3 Month USD LIBOR + 3.13%
4.70%, 12/31/2049
(f),(h)
12,400 13,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,265
4.90%, 12/31/2049
(f),(h)
23,000 24,064
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/31/2049
(f),(h)
4,000 4,518
3 Month USD LIBOR + 1.55%
6.86%, 12/31/2049
(f),(h)
517 643
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
( i )
8,000 8,895
Barclays PLC
6.13%, 12/31/2049
(f),(h),( i )
5,000 5,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 12/31/2049
(f),(h),( i )
47,300 50,097
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12/31/2049
(f),(h),( i )
30,065 31,455
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12/31/2049
(f),(h),( i )
67,803 74,171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
6.63%, 12/31/2049
(f),(g),(h),( i )
$ 39,300 $ 41,904
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 12/31/2049
(f),(h),( i )
8,700 9,276
USD Swap Rate NY 5 Year + 4.15%
6.75%, 12/31/2049
(f),(h),( i )
6,200 6,498
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 12/31/2049
(f),(g),(h),( i )
2,500 2,863
USD Swap Semi-Annual 5 Year + 3.98%
7.20%, 12/31/2049
(f),(g),(h)
10,800 11,761
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(f),(g),(h),( i )
100 114
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12/31/2049
(f),(h),( i )
13,000 14,812
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(f),(g),(h),( i )
80,898 83,224
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(f),(h),( i )
50,000 51,438
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,633
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,825
Citigroup Inc
4.38%, 12/31/2049
(f)
19,000 18,908
3 Month USD LIBOR + 4.10%
5.90%, 12/31/2049
(f),(h)
7,383 7,822
3 Month USD LIBOR + 4.23%
5.95%, 12/31/2049
(f),(h)
27,100 28,387
3 Month USD LIBOR + 4.07%
5.95%, 12/31/2049
(f),(h)
10,770 11,629
3 Month USD LIBOR + 3.91%
6.13%, 12/31/2049
(f),(h)
36,800 37,026
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(f),(h)
86,582 98,271
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.26%, 12/31/2049
(f)
13,300 12,519
3 Month USD LIBOR + 3.96%
5.65%, 12/31/2049
(f),(h)
53,983 57,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 12/31/2049
(f),(h)
7,000 6,843
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(f),(h)
7,000 7,035
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(f),(h)
18,600 20,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.85%, 02/15/2027
(g)
18,621 16,866
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(f),(g),(h),( i )
29,540 32,973
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 12/31/2049
(f),(h),( i )
18,100 20,204
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(f),(g),(h),( i )
34,368 40,726
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),( i )
23,254 26,472
6.50%, 08/08/2023
( i )
6,000 6,830
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
5.10%, 12/31/2049
(f),(g),(h),( i )
$ 21,300 $ 21,207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.25%, 12/31/2049
(f),(g),(h),( i )
34,800 35,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/31/2049
(f),(g),(h),( i )
6,000 6,530
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(f),(g),(h),( i )
14,400 15,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12/31/2049
(f),(h),( i )
24,838 26,173
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12/31/2049
(f),(g),(h),( i )
6,500 7,011
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/31/2049
(f),(g),(h),( i )
77,040 85,512
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2099
(f),(h),( i )
2,500 2,594
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12/31/2049
(f),(h),( i )
19,645 21,193
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 12/31/2049
(f),(h)
13,525 13,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.28%, 01/15/2027 2,000 1,848
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc /The
4.17%, 12/31/2049
(f)
11,300 11,187
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(f),(h)
23,363 24,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(a),(f),(h)
13,750 14,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HBOS Capital Funding LP
6.85%, 12/31/2049
(f)
19,106 19,381
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(f),(g),(h)
56,967 91,112
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(f),(h)
34,808 55,671
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(f),(h),( i )
15,900 16,437
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12/31/2049
(f),(h),( i )
14,800 15,732
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12/31/2049
(f),(h),( i )
3,300 3,449
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(f),(h),( i )
25,600 27,584
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(f),(h),( i )
54,800 56,291
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc /OH
4.45%, 12/31/2049
(f),(h)
78,528 78,919
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(f),(h)
20,520 22,931
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
5.75%, 12/31/2049
(f),(h),( i )
$ 14,075 $ 14,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(f),(h),( i )
35,300 37,559
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12/31/2049
(f),(h),( i )
62,586 65,896
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 12/31/2049
(f),(g),(h),( i )
10,900 11,718
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.05%, 12/31/2099
(f)
25,318 25,229
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(f),(h)
7,000 7,026
United States Secured Overnight Financing
Rate + 3.13%
6.75%, 12/31/2049
(f),(h)
147,336 164,648
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(f),(h)
16,101 16,458
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
1.04%, 07/01/2028 2,825 2,540
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,413
Lloyds Bank PLC
12.00%, 12/31/2049
(f),(g),(h)
38,250 44,697
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(f),(h)
21,889 25,578
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,499
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 12/31/2049
(f),(g),(h)
12,674 14,417
3 Month USD LIBOR + 1.50%
6.66%, 12/31/2049
(a),(f),(h)
3,000 3,495
3 Month USD LIBOR + 1.27%
6.66%, 12/31/2049
(a),(f),(g),(h)
51,385 59,864
3 Month USD LIBOR + 1.27%
7.50%, 12/31/2049
(f),(h),( i )
47,496 51,414
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(f),(h),( i )
22,500 24,755
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 12/31/2049
(f),(h)
4,378 4,545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 12/31/2049
(f),(h)
14,020 14,769
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(f),(h)
6,615 7,177
3 Month USD LIBOR + 3.61%
Morgan Stanley
4.08%, 12/31/2049
(f)
6,802 6,706
3 Month USD LIBOR + 3.81%
Natwest Group PLC
2.63%, 12/31/2049
(f)
1,900 1,799
3 Month USD LIBOR + 2.32%
6.00%, 12/31/2049
(a),(f),(h),( i )
35,000 36,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.65%, 12/31/2049
(f),(h)
28,946 43,708
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(f),(h),( i )
22,825 26,024
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Natwest Group PLC   (continued)
8.62%, 12/31/2049
(f),(h),( i )
$ 35,275 $ 37,080
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 12/31/2049
(f),(g),(h),( i )
42,131 44,659
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12/31/2049
(a),(f),(h),( i )
13,735 14,559
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(f),(g),(h),( i )
32,520 36,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(f),(h)
2,200 2,276
3 Month USD LIBOR + 3.20%
NTC Capital I
0.79%, 01/15/2027 5,500 5,147
3 Month USD LIBOR + 0.52%
NTC Capital II
0.87%, 04/15/2027 6,500 5,938
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc /The
6.75%, 12/31/2049
(f),(h)
7,589 7,846
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12/31/2049
(f),(h)
2,750 4,159
3 Month USD LIBOR + 1.94%
Regions Financial Corp
5.75%, 12/31/2049
(f),(h)
16,750 18,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(f),(h),( i )
11,800 12,204
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.37%, 12/31/2049
(f),(h),( i )
14,120 14,626
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12/31/2049
(f),(g),(h),( i )
16,800 17,514
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(f),(g),(h),( i )
25,326 26,234
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/31/2049
(a),(f),(g),(h),( i )
4,900 5,298
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/31/2049
(f),(h),( i )
14,000 15,138
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12/31/2049
(f),(g),(h),( i )
26,660 30,326
USD Swap Rate NY 5 Year + 5.87%
8.00%, 12/31/2049
(f),(h),( i )
19,000 21,613
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.87%, 03/15/2033
(h)
1,026 1,126
USD Swap Rate NY 5 Year + 1.97%
6.00%, 12/31/2049
(f),(h),( i )
1,000 1,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 12/31/2099
(a),(f),(g),(h),( i )
15,000 15,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 12/31/2049
(f),(g),(h)
42,900 49,969
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(f),(h)
19,800 23,062
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(f),(g),(h),( i )
17,700 18,607
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12/31/2049
(f),(h),( i )
23,500 24,704
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(f),(g),(h),( i )
25,000 27,108
USD Swap Semi-Annual 5 Year + 5.72%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp
5.25%, 12/31/2049
(f),(h)
$ 4,000 $ 4,020
3 Month USD LIBOR + 3.60%
Svenska Handelsbanken AB
5.25%, 12/31/2049
(f),(h),( i )
29,400 29,731
USD Swap Semi-Annual 5 Year + 3.34%
6.25%, 12/31/2049
(f),(h),( i )
13,800 15,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 12/31/2049
(f),(h),( i )
5,200 5,401
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.95%, 05/15/2027 10,900 10,153
3 Month USD LIBOR + 0.67%
0.96%, 03/15/2028 9,022 8,224
3 Month USD LIBOR + 0.65%
1.28%, 04/01/2027 7,000 6,442
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 12/31/2099
(f),(h)
99,300 103,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(f),(h)
43,690 47,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(f),(h),( i )
68,834 70,148
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 12/31/2049
(f),(h),( i )
11,933 13,203
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(f),(g),(h),( i )
19,500 21,133
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12/31/2049
(f),(h),( i )
10,800 11,705
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 12/31/2049
(f),(h),( i )
20,700 23,391
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 12/31/2049
(f),(h),( i )
20,426 21,126
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 12/31/2049
(f),(h),( i )
21,000 22,694
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12/31/2049
(f),(h)
2,850 2,859
3 Month USD LIBOR + 3.49%
USB Realty Corp
1.42%, 12/31/2049
(f),(g)
1,500 1,196
3 Month USD LIBOR + 1.15%
Wachovia Capital Trust II
0.78%, 01/15/2027 6,345 5,849
3 Month USD LIBOR + 0.50%
Wachovia Capital Trust III
5.57%, 12/31/2049
(f)
6,500 6,534
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 12/31/2049
(f),(h)
50,300 55,519
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,985
$ 3,671,676
Diversified Financial Services - 2.80%
Capital One Financial Corp
4.15%, 12/31/2049
(f)
20,430 18,438
3 Month USD LIBOR + 3.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
5.38%, 12/31/2049
(f),(h)
$ 106,742 $ 117,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(f),(h)
28,358 30,275
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.48%, 12/31/2049
(f),(g)
27,000 26,313
3 Month USD LIBOR + 3.17%
Discover Financial Services
6.13%, 12/31/2049
(f),(h)
17,150 18,495
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 210,670
Electric - 4.21%
Dominion Energy Inc
4.65%, 12/31/2099
(f),(h)
104,799 106,546
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 12/31/2099
(f),(h)
46,700 49,269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
57,795 64,730
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
12,991 15,236
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
22,969 25,036
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.36%, 10/01/2066 23,474 19,249
3 Month USD LIBOR + 2.07%
2.44%, 06/15/2067 8,920 7,311
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,475
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 918
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
2.97%, 03/30/2067 15,700 12,708
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03/15/2057
(h)
13,050 13,469
3 Month USD LIBOR + 3.63%
$ 316,947
Food - 0.11%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(f),(g)
8,700 8,004
Gas - 0.82%
NiSource Inc
5.65%, 12/31/2049
(f),(h)
61,800 61,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.18%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18.63%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,254
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 39,076

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
5.75%, 08/15/2053
(h)
$ 11,754 $ 12,607
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 15,435
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 51,535
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 41,601
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,133
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
54,000 60,641
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 38,241
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
6,290 7,198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(f),(g),(h)
27,793 36,843
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 13,874 21,019
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09/11/2044
(h)
20,000 21,168
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,837
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12/31/2049
(f),(g),(h)
13,250 13,909
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
2.67%, 05/01/2067 27,820 23,647
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc /The
2.41%, 02/12/2067
(g)
5,685 4,789
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
37,104 40,814
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 94,517
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 31,911
Lincoln National Corp
2.31%, 04/20/2067 60,769 43,118
3 Month USD LIBOR + 2.04%
2.64%, 05/17/2066 916 687
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(h)
16,188 20,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(g),(h)
4,600 5,714
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
9,545 11,029
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 33,904
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
6.40%, 12/15/2066 $ 20,770 $ 26,182
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
51,775 77,877
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 82,053
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12/31/2049
(f),(h)
520 629
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12/31/2099
(f),(g),(h)
1,800 2,178
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(g),(h)
10,700 11,556
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,384
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 92,853
Nippon Life Insurance Co
4.70%, 01/20/2046
(g),(h)
5,000 5,650
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,971
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 11,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,179
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 84,707
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 48,337
3 Month USD LIBOR + 4.18%
QBE Capital Funding III Ltd
7.25%, 05/24/2041
(g),(h)
5,000 5,169
USD Swap Semi-Annual 10 Year + 4.05%
QBE Insurance Group Ltd
5.88%, 06/17/2046
(h)
3,100 3,411
USD Swap Rate NY 10 Year + 4.40%
5.88%, 12/31/2049
(a),(f),(g),(h)
17,200 18,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
6.75%, 12/02/2044
(h)
5,533 6,238
USD Swap Semi-Annual 10 Year + 4.30%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(g),(h)
60,300 65,426
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
15,500 17,631
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,095
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 81,433
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(f),(h)
11,706 12,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,401,920
Oil & Gas - 0.20%
BP Capital Markets PLC
4.38%, 12/31/2049
(f),(h)
14,600 15,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
151
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 3.38%
Enbridge Inc
5.75%, 07/15/2080
(h)
$ 52,375 $ 55,242
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
27,975 28,535
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
31,558 32,416
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
48,200 46,272
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
5,000 4,558
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
51,000 54,315
3 Month USD LIBOR + 4.15%
5.87%, 08/15/2076
(h)
30,081 32,866
3 Month USD LIBOR + 4.64%
$ 254,204
Sovereign - 0.47%
CoBank ACB
6.25%, 12/31/2049
(f),(h)
16,400 17,220
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 12/31/2049
(f),(g),(h)
17,000 18,190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 35,410
Telecommunications - 0.30%
Koninklijke KPN NV
7.00%, 03/28/2073
(a),(g),(h)
13,126 14,279
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03/28/2073
(h)
8,000 8,703
USD Swap Semi-Annual 10 Year + 5.21%
$ 22,982
Transportation - 0.54%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 40,399
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 6,052,583
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.25%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.25%
0.13%, 08/31/2022 $ 45,000 $ 44,991
0.13%, 08/15/2023 22,500 22,482
0.25%, 04/15/2023 35,000 35,097
0.25%, 07/31/2025 55,000 54,966
0.38%, 03/31/2022 12,000 12,043
$ 169,579
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 169,579
TOTAL PURCHASED OPTIONS - 0.00% $ 383
Total Investments $ 7,505,982
Other Assets and Liabilities -  0.26% 19,348
TOTAL NET ASSETS - 100.00% $ 7,525,330
(a) Security or a portion of the security was on loan at the end of the period.
(b) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Non-income producing security
(d) Current yield shown is as of period end.
(e) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,720 or 0.22% of net assets.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,564,631 or 20.79% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information.
At the end of the period, the value of these securities totaled $1,787,036 or
23.75% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 78.03%
Utilities 7.42%
Government 3.62%
Energy 3.58%
Money Market Funds 3.26%
Communications 1.69%
Industrial 1.05%
Investment Companies 0.68%
Consumer, Non-cyclical 0.41%
Purchased Options 0.00%
Other Assets and Liabilities
0.26%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2020
See accompanying notes.
152
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Centaur Funding Corp 9.08% 4/21/2020 $ 99,772 $ — $ 96,051 $ —
Principal Government Money Market Fund - Institutional Class 0.00% 98,550 2,554,399 2,407,930 245,019
$ 198,322 $ 2,554,399 $ 2,503,981 $ 245,019
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Centaur Funding Corp 9.08% 04/21/2020 $ 5,344 $ (19,445) $ — $ 15,724
Principal Government Money Market Fund - Institutional Class 0.00% 1,670 — — —
$ 7,014 $ (19,445) $ — $ 15,724
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
December 2020
N/A 1,000 $ 1,000 $ 143.50 09/28/2020 $ 18 $ — $ (18)
Call - US Long Bond Future;
December 2020
N/A 500 500 $ 178.00 09/28/2020 876 328 (548)
Call - US Long Bond Future;
December 2020
N/A 500 500 $ 182.00 09/28/2020 228 55 (173)
Total $ 1,122 $ 383 $ (739)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
December 2020
N/A 1,000 $ 1,000 $ 180.00 09/28/2020 $ (928) $ (250) $ 678
Total $ (928) $ (250) $ 678
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2020 Short 1,000 $ 139,250 $ (159)
Total $ (159)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
August 31, 2020
See accompanying notes.
153
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
154
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2020 $ 25.56 ( $ 0.07) $ 9.54 $ 9.47 ( $ 0.0 2 ) ( $ 1.1 6 ) ( $ 1.18) $ 33.85
2019 24.49 (0.01) 2.67 2.66 – (1.59) (1.59) 25.56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
2017 16.85 0.07 3.08 3.15 – (0.09) (0.09) 19.91
2016 15.52 (0.04) 1.69 1.65 (0.01) (0.31) (0.32) 16.85
Class C shares
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
2019 23.62 (0.18) 2.54 2.36 – (1.59) (1.59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
2017 16.52 (0.07) 3.01 2.94 – (0.09) (0.09) 19.37
2016 15.33 (0.16) 1.66 1.50 – (0.31) (0.31) 16.52
DIVERSIFIED REAL ASSET FUND
Class A shares
2020 11.23 0.17 (0.06) 0.11 (0.21) – (0.21) 11.13
2019 11.70 0.26 (0.42) (0.16) (0.31) – (0.31) 11.23
2018 11.53 0.24 0.15 0.39 (0.22) – (0.22) 11.70
2017 11.07 0.17 0.55 0.72 (0.26) – (0.26) 11.53
2016 11.22 0.17 (0.27) (0.10) (0.05) – (0.05) 11.07
Class C shares
2020 11.00 0.08 (0.06) 0.02 (0.12) – (0.12) 10.90
2019 11.45 0.17 (0.40) (0.23) (0.22) – (0.22) 11.00
2018 11.29 0.14 0.15 0.29 (0.13) – (0.13) 11.45
2017 10.80 0.10 0.53 0.63 (0.14) – (0.14) 11.29
2016 10.98 0.09 (0.27) (0.18) – – – 10.80

See accompanying notes.
155
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
38.51% $ 646,386 0.93% (c) (0.25) % 30.0%
12.75 302,904 1.00 (c) (0.06) 15.9
26.45 164,310 1.09 (c) (0.30) 34.0
18.81 71,738 1.15 (c) 0.41 27.1
10.77 36,575 1.28 (c) (0.26) 36.4
37.43 322,210 1.66 (c) (0.99) 30.0
11.91 156,734 1.73 (c) (0.80) 15.9
25.47 91,660 1.84 (c) (1.05) 34.0
17.91 40,344 1.94 (c) (0.41) 27.1
9.93 21,705 2.08 (c) (1.06) 36.4
0.89 43,485 1.19 (c) 1.57 85.4
(1.11) 54,880 1.22 (c) 2.35 71.5
3.36 107,180 1.22 (c) 2.05 84.1
6.63 118,212 1.25 (c) 1.58 65.1
(0.85) 210,864 1.25 (c) 1.59 77.6
0.16 11,010 1.96 (c) 0.75 85.4
(1.86) 16,037 1.97 (c) 1.51 71.5
2.61 23,105 1.97 (c) 1.24 84.1
5.83 (d) 24,940 2.00 (c) 0.88 65.1
(1.55) (d) 31,350 2.00 (c) 0.86 77.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
156
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Inve stment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EDGE MIDCAP FUND
Class A shares
2020 $ 14.39 $ 0.0 6 $ 0.9 2 $ 0.98 ( $ 0.11) ( $ 0.50) $ – ( $ 0.61) $ 14.76
2019(e) 11.98 0.06 2.35 2.41 – – – – 14.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2020 10.64 0.18 0.13 0.31 – – – – 10.95
2019 11.09 0.18 (0.02) 0.16 (0.11) (0.47) (0.03) (0.61) 10.64
2018 11.28 0.11 (0.01) 0.10 (0.05) (0.24) – (0.29) 11.09
2017 10.77 0.08 0.43 0.51 – – – – 11.28
2016 10.91 0.01 0.14 0.15 (0.06) (0.23) – (0.29) 10.77
Class C shares
2020 10.31 0.10 0.13 0.23 – – – – 10.54
2019 10.75 0.10 (0.01) 0.09 (0.03) (0.47) (0.03) (0.53) 10.31
2018 10.97 0.03 (0.01) 0.02 – (0.24) – (0.24) 10.75
2017 10.56 (0.01) 0.42 0.41 – – – – 10.97
2016 10.73 (0.07) 0.13 0.06 – (0.23) – (0.23) 10.56

See accompanying notes.
157
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.54% (c) $ 12,547 1.10% (d) N/A 0. 46% 27.9%
20.20 (c),(f) 5,587 1.10 (d),(g) N/A 0.59 (g) 19.8 (g)
3.01 (c) 27,072 3.68% (d),(h) 2.1 1% (d),(h),( i ) 1.68 439.7
1.82 41,100 3.37 (d),(h) 2.02 (d),(h),( i ) 1.72 387.8
0.90 63,860 2.48 (d) 1.95 (d),( i ) 1.02 378.0
4.74 112,799 2.50 (d) 1.92 (d),( i ) 0.72 317.6
1.41 145,370 2.41 (d) 1.94 (d),( i ) 0.11 233.9
2.23 16,605 4.33 (d),(h) 2.76 (d),(h),( i ) 0.99 439.7
1.10 26,585 4.11 (d),(h) 2.76 (d),(h),( i ) 0.99 387.8
0.16 41,343 3.26 (d) 2.73 (d),( i ) 0.24 378.0
3.88 48,130 3.31 (d) 2.73 (d),( i ) (0.08) 317.6
0.61 56,557 3.22 (d) 2.75 (d),( i ) (0.68) 233.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Period from December 31, 2018, date operations commenced, through August 31, 2019.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
( i ) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.
158
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2020 $ 10.41 $ 0.04 $ 0.41 $ 0.45 ( $ 0.28) $ – ( $ 0.28) $ 10.58
2019 12.29 0.08 (1.14) (1.06) (0.09) (0.73) (0.82) 10.41
2018 12.09 0.08 0.68 0.76 (0.19) (0.37) (0.56) 12.29
2017 9.80 0.06 2.24 2.30 (0.01) – (0.01) 12.09
2016 9.59 0.06 0.27 0.33 (0.12) – (0.12) 9.80
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2020 11.26 0.36 (0.30) 0.06 (0.36) – (0.36) 10.96
2019 10.60 0.43 0.64 1.07 (0.41) – (0.41) 11.26
2018 10.65 0.42 (0.07) 0.35 (0.40) – (0.40) 10.60
2017 11.03 0.40 (0.40) – (0.38) – (0.38) 10.65
2016 10.20 0.38 0.82 1.20 (0.37) – (0.37) 11.03

See accompanying notes.
159
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.11% $ 4,784 1.60% (c) N/A 0.39% 44.1%
(7.70) 4,739 1.60 (c) N/A 0.80 46.8
6.26 5,204 1.60 (c) N/A 0.61 45.9
23.48 2,699 1.60 (c) N/A 0.54 58.8
3.47 2,026 1.60 (c) N/A 0.61 49.9
0.62 50,459 0.91% (c) 0.8 4% (c),(d) 3.35 76.6
10.36 53,756 0.98 (c) 0.86 (c),(d) 4.01 66.1
3.37 46,667 1.00 (c) 0.90 (c),(d) 3.94 76.0
0.13 40,758 0.95 (c) 0.89 (c),(d) 3.83 67.9
11.94 49,208 0.95 (c) 0.90 (c),(d) 3.52 53.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.
160
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2020 $ 10 .63 $ 0 .11 $ 1 .77 $ 1 .88 ( $ 0 .15 ) $ – ( $ 0 .15 ) $ 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
2017 9 .07 0 .18 2 .52 2 .70 ( 0 .03 ) – ( 0 .03 ) 11 .74
2016 8 .55 0 .04 0 .56 0 .60 ( 0 .08 ) – ( 0 .08 ) 9 .07
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
2017 14 .95 0 .35 1 .60 1 .95 ( 0 .33 ) – ( 0 .33 ) 16 .57
2016 12 .73 0 .34 2 .44 2 .78 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 14 .95
Class C shares
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
2017 14 .84 0 .23 1 .60 1 .83 ( 0 .24 ) – ( 0 .24 ) 16 .43
2016 12 .65 0 .24 2 .41 2 .65 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 14 .84

See accompanying notes.
161
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .73% $ 4,003 1 .60% (c) 0 .96% 72 .9%
( 4 .94 ) 2,455 1 .66 (c) 1 .08 59 .4
( 3 .49 ) 4,384 1 .75 (c) 0 .97 52 .3
29 .91 3,003 1 .75 (c) 1 .83 66 .3
7 .03 401 1 .75 (c) 0 .47 69 .0
( 12 .55 ) 103,382 1 .12 (c) 1 .20 28 .9
( 7 .83 ) 147,402 1 .13 (c) 1 .91 21 .9
13 .93 214,620 1 .13 (c) 1 .98 31 .5
13 .17 232,872 1 .17 2 .15 25 .5
22 .61 207,431 1 .17 2 .56 25 .8
( 13 .25 ) 71,660 1 .87 (c) 0 .45 28 .9
( 8 .50 ) 118,135 1 .88 (c) 1 .16 21 .9
13 .08 170,893 1 .88 (c) 1 .23 31 .5
12 .37 178,599 1 .92 (c) 1 .41 25 .5
21 .57 165,335 1 .94 (c) 1 .79 25 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.
162
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2020 $ 10 .30 $ 0 .42 $ 0 .05 $ 0 .47 ( $ 0 .45 ) $ – ( $ 0 .45 ) $ 10 .32
2019 10 .06 0 .49 0 .26 0 .75 ( 0 .51 ) – ( 0 .51 ) 10 .30
2018 10 .53 0 .50 ( 0 .46 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 10 .06
2017 10 .36 0 .49 0 .24 0 .73 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .53
2016 10 .24 0 .49 0 .19 0 .68 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .36
Class C shares
2020 10 .29 0 .35 0 .04 0 .39 ( 0 .37 ) – ( 0 .37 ) 10 .31
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) – ( 0 .43 ) 10 .29
2018 10 .52 0 .42 ( 0 .46 ) ( 0 .04 ) ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 10 .05
2017 10 .35 0 .42 0 .23 0 .65 ( 0 .39 ) ( 0 .09 ) ( 0 .48 ) 10 .52
2016 10 .23 0 .42 0 .19 0 .61 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 10 .35

See accompanying notes.
163
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .77% $ 844,525 1 .05% 4 .18% 18 .1%
7 .80 732,421 1 .06 4 .96 19 .8
0 .32 655,225 1 .06 4 .83 12 .3
7 .31 732,471 1 .06 4 .81 16 .1
6 .89 883,381 1 .07 4 .83 13 .9
3 .95 365,817 1 .81 3 .44 18 .1
6 .97 469,674 1 .81 4 .21 19 .8
( 0 .44 ) 631,599 1 .81 4 .08 12 .3
6 .53 751,561 1 .81 4 .07 16 .1
6 .11 859,055 1 .81 4 .09 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

Report of Independent Registered Public Accounting Firm
164
To the Shareholders of Class A and C shares of Blue Chip Fund, Diversified Real Asset Fund (consolidated), Edge MidCap Fund, Global
Multi-Strategy Fund (consolidated), International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund,
Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund and the Board of Directors of Principal
Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Diversified Real Asset Fund (consolidated),
Edge MidCap Fund, Global Multi-Strategy Fund (consolidated), International Small Company Fund, Opportunistic Municipal Fund, Origin
Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (collectively referred to as the “Funds”), (9 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of
August 31, 2020, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (9 of the portfolios constituting the Fund) at
August 31, 2020, and the results of their operations, cash flows, changes in net assets and financial highlights for each of the periods indicated
in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent
Individual portfolio constituting the
Fund
Statement of
operations
Statement of
cash flows
Statements of changes in
net assets
Financial highlights
Blue Chip Fund
Diversified Real Asset Fund
(consolidated)
International Small Company Fund
Opportunistic Municipal Fund
Origin Emerging Markets Fund
Small-MidCap Dividend Income
Fund
Spectrum Preferred and Capital
Securities Income Fund
For the year
ended
August 31,
2020
N/A
For each of the two
years in the period
ended August 31, 2020
For each of the five years in the
period ended August 31, 2020
Global Multi-Strategy Fund
(consolidated)
For the year ended
August 31, 2020
For each of the two
years in the period
ended August 31, 2020
For each of the five years in the
period ended August 31, 2020
Edge MidCap Fund
For the year
ended
August 31,
2020
N/A
For each of the two
years in the period
ended August 31, 2020
For the year ended August 31, 2020
and the period from December 31,
2018, date operations commenced,
through August 31, 2019

Report of Independent Registered Public Accounting Firm
165
banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 23, 2020

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2020 (unaudited)
166
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2020 to
August 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class A and Class C shares may be purchased through retirement plans. Such plans my impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value March 1,
2020
Ending
Account Value
August 31,
2020
Expenses Paid
During Period
March 1,
2020 to August
31, 2020
(a)
Beginning
Account
Value  March
1, 2020
Ending
Account Value
August 31,
2020
Expenses Paid
During Period
March 1,
2020 to August
31, 2020
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,313.03 $ 5.41 $ 1,000.00 $ 1,020.46 $ 4.72 0.93%
Class C 1,000.00 1,307.06 9.63 1,000.00 1,016.79 8.42 1.66
Diversified Real Asset Fund
Class A 1,000.00 1,016.44 5.88 1,000.00 1,019.30 5.89 1.16
Class C 1,000.00 1,013.01 9.87 1,000.00 1,015.33 9.88 1.95
Edge MidCap Fund
Class A 1,000.00 1,090.91 5.78 1,000.00 1,019.61 5.58 1.10
Global Multi-Strategy Fund
Class A 1,000.00 1,031.04 16.24 1,000.00 1,009.15 16.06 3.18
Class C 1,000.00 1,026.29 19.71 1,000.00 1,005.68 19.51 3.87
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts and Short Sale Fees and Reverse Repurchase Agreement Expense)
Class A  1,000.00  1,031.00  10.62  1,000.00  1,014.55  10.59 2.08
Class C  1,000.00  1,026.30  14.11  1,000.00  1,011.04  14.10 2.77
International Small Company Fund
Class A 1,000.00 1,054.84 8.26 1,000.00 1,017.09 8.11 1.60
Opportunistic Municipal Fund
Class A 1,000.00 963.72 4.44 1,000.00 1,020.61 4.57 0.90
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A  1,000.00  963.70  4.15  1,000.00  1,020.86  4.28 0.84
Origin Emerging Markets Fund
Class A 1,000.00 1,124.66 8.55 1,000.00 1,017.09 8.11 1.60

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2020 (unaudited)
167
Actual Hypothetical
Beginning
Account
Value March 1,
2020
Ending
Account Value
August 31,
2020
Expenses Paid
During Period
March 1,
2020 to August
31, 2020
(a)
Beginning
Account
Value  March
1, 2020
Ending
Account Value
August 31,
2020
Expenses Paid
During Period
March 1,
2020 to August
31, 2020
(a)
Annualized
Expense
Ratio
Small- MidCap Dividend Income Fund
Class A $ 1,000.00 $ 915.62 $ 5.39 $ 1,000.00 $ 1,019.51 $ 5.69 1.12%
Class C 1,000.00 911.57 8.99 1,000.00 1,015.74 9.48 1.87
Spectrum Preferred and Capital
Securities Income Fund
Class A 1,000.00 1,014.14 5.32 1,000.00 1,019.86 5.33 1.05
Class C 1,000.00 1,010.14 9.04 1,000.00 1,016.14 9.07 1.79
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

168
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 125 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
125 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 125 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 125 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
1965
Formerly, Legg Mason Global Asset Management 125 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 125 None

169
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 125 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
125 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
125 None

170
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)

171
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

172
of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2019 and as supplemented, and the Statement of Additional Information dated December 31, 2019 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of
1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

173
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended subadvisory agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and Finisterre Capital LLP for the Global Multi-Strategy
Fund; (2) an amended subadvisory agreement between the Manager and Graham Capital Management, L.P. for the Global Multi-Strategy
Fund; (3) an amended subadvisory agreement between the Manager and KLS Diversified Asset Management LP for the Global Multi-Strategy
Fund; (4) an amended subadvisory agreement between the Manager and Loomis, Sayles & Company, L.P. for the Global Multi-Strategy
Fund; (5) an amended subadvisory agreement between the Manager and York Registered Holdings, L.P. for the Global Multi-Strategy
Fund; (6) an amended subadvisory agreement between the Manager and Los Angeles Capital Management and Equity Research, Inc. for
the Global Multi-Strategy Fund; (7) an amended subadvisory agreement between the Manager and BlackRock Financial Management, Inc.
for the Diversified Real Asset Fund; (8) an amended subadvisory agreement between the Manager and ClearBridge RARE Infrastructure
(North America) Pty Limited for the Diversified Real Asset Fund; (9) an amended subadvisory agreement between the Manager and Mellon
Investments Corporation for the Diversified Real Asset Fund; (10) an amended subadvisory agreement between the Manager and Symphony
Asset Management LLC for the Diversified Real Asset Fund; and (11) a new subadvisory agreement between the Manager and ClearBridge
RARE Infrastructure (North America) Pty Limited with respect to the public global infrastructure investment sleeve of the Diversified Real
Asset Fund.
Finisterre Amended Subadvisory Agreement – Global Multi-Strategy Fund
On March 10, 2020, the Board considered whether to approve an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (the “Subadvisor”) with respect to the Fund in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule that would result in a reduction in the subadvisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted
that because the Fund’s subadvisory fee was paid by the Manager, the amendment of the subadvisory fee schedule would not change the management fee rate paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the amendment of the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Subadvisory Agreement.
Approval of Amended Subadvisory Agreements for Global Multi-Strategy Fund and Diversified Real Asset Fund
On June 9, 2020, the Board considered whether to approve the following amended subadvisory agreements:
For PFI Global Multi-Strategy Fund (a “Fund”):
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Graham Capital
Management, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and KLS Diversified
Asset Management LP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Loomis, Sayles &
Company, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and York Registered
Holdings, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels; and

174
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Los Angeles
Capital Management and Equity Research, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels; and
For PFI Diversified Real Asset Fund (a “Fund”):
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and BlackRock
Financial Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and ClearBridge
RARE Infrastructure (North America) Pty Limited (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Mellon Investments
Corporation (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels; and
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Symphony Asset
Management LLC (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the sub--advisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory
Agreements and noted that because the subadvisory fees were paid by the Manager, the amendments would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Subadvisor provides to the applicable Fund and that each Subadvisor’s obligations under the applicable Subadvisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the subadvisory fee schedule.
The Board considered that they had last approved each Subadvisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreements.
ClearBridge RARE Infrastructure (North America) Pty Limited Subadvisory Agreement – Diversified Real Asset Fund
On June 9, 2020, the Board considered whether to approve a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and ClearBridge RARE Infrastructure (North America) Pty Limited (the “Subadvisor”) with respect to the public global infrastructure investment sleeve of the Fund.
The New Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor that is expected to be effective in the third quarter of 2020. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current subadvisory agreement between the Manager and the Subadvisor (the “Current Subadvisory
Agreement”), causing the Current Subadvisory Agreement to terminate automatically. The Manager proposed that the Board approve the
New Subadvisory Agreement to take effect upon the termination of the Current Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting, and that they had subsequently approved an amendment to the Current
Subadvisory Agreement at the Board of Directors’ June 2020 meeting to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under

175
the Current Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Current Subadvisory
Agreement were reasonable and that approval of the Current Subadvisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statement that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Subadvisor, that the change in ownership was not expected to impact the nature, quality or extent of services that the
Subadvisor provides to the Fund and that the Manager, after considering the assignment, continued to believe that the Subadvisor is an appropriate subadvisor for the Fund. The Board also noted the Manager’s statement that the New Subadvisory Agreement for the Fund would be identical to the Current Subadvisory Agreement in all material respects (including the subadvisory fee schedule).
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Subadvisory
Agreement to take effect following the change in control of the Subadvisor.

176
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 23, 2020
1. Approval of a Plan of Acquisition providing for the reorganization of the SystematEx International Fund into the Diversified International
Fund.
For Against Abstain
SystematEx International Fund 22,860,968.411 0.000 0.000

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2020 (unaudited)
177
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,
2020 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2020 , that qualifies for the DRD are as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2020 , are as follows:
Section 163(j) Interest Dividends. The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Proposed Treasury Regulation §1.163(j)-1(b). The 163(j) percentage of ordinary income distributions is as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Blue Chip Fund 96.03%
Diversified Real Asset Fund 24.33
Edge MidCap Fund 82.31
Global Multi-Strategy Fund N/A
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 91.42
Spectrum Preferred and Capital Securities Income
Fund 36.86
QDI
Blue Chip Fund 100.00%
Diversified Real Asset Fund 77.30
Edge MidCap Fund 87.41
Global Multi-Strategy Fund N/A
International Small Company Fund 88.85
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 81.70
Small-MidCap Dividend Income Fund 100.00
Spectrum Preferred and Capital Securities Income
Fund 74.00
Foreign Taxes
Per Share
International Small Company Fund $ 0.0163
Origin Emerging Markets Fund 0.0242
163(j)
Interest
Dividends
Spectrum Preferred and Capital Securities Income
Fund 26.91%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV689-10 | 08/2020 | 921108

Principal Capital Securities Fund
Class S Shares
Annual Report
August 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Capital Securities Fund (unaudited) 2
Financial Statements 3
Notes to Financial Statements 6
Schedule of Investments 12
Financial Highlights (includes performance information) 18
Report of Independent Registered Public Accounting Firm 20
Shareholder Expense Example 21
Supplemental Information 22

1
Economic & Financial Market Review
The August drop in new COVID-19 cases in the United States allowed the recovery to broaden. The rise in new cases in Europe and a second wave in Japan is dampening their nascent rebounds. China’s upturn marches on.
It was a risk-on month for financial markets, but long-term yields edged higher, handing losses to holders of safe-haven government bonds.
Stock markets may have more upside as economic activity resumes and people get back to work. Long-term equity returns will likely be limited given current valuations.
In the U.S., housing activity is booming. Sales of existing and new homes are soaring, with the latter the best since late 2006. Business orders for durable goods jumped 11.2% in July, far above expectations—this after a 7.7% surge in June. Orders and shipments for non-defense capital goods ex aircraft, a measure of business’ capital spending, are both essentially flat with July last year. Retail sales are back to new highs. July household income and spending kept rising. Steel production is up for the 11th straight week (but still well below last year).
Absent another outbreak of COVID-19 activity, the U.S. economic revival should stay on track.
Despite a series of setbacks, a mild recovery from the economic lockdowns in Japan is underway. Support for the ruling party was strong and an election doesn’t have to be held until October 2021, so policy will likely not change much after Prime Minister Shinzo Abe’s resignation.
With the second wave of infections diminishing, we expect Japan’s revival to gradually strengthen. We expect the moderate Eurozone rebound to persist. China was the first to succumb to recession and is leading the way out.
*Commentary taken from September 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

2
Capital Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852 .
Average Annual Total Returns*
as of
August 31, 2020
What contributed to or detracted from Fund performance during the fiscal year?
Capital Securities Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called
"junk") preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody's.
AT1 Coco’s were the best performing asset class this period as investors sought the additional yield pickup this asset offers relative to other
Preferred securities. European Central Bank actions to ease capital rules and positive comments on AT1 coupons also were supportive. This was a strong period of performance for assets with duration as rates trended lower significantly and we got extraordinary fiscal and monetary support. The Insurance hybrids, given their longer duration, performed strongly. Legacy Tier1 bonds in the portfolio performed strongly due to a combination of decreasing rates and increasing liability management activity as we approach the point at which these bonds will lose all Tier1 credit.
The $1000 par Preferreds in the portfolio lagged relative to Jr. subordinated debt given supply and non-call/extension on a number of bonds as a result of the low rate environment. The Insurance hybrid floaters detracted from performance given falling LIBOR rates.
Value of a $10,000 Investment* March 14, 2014 - August 31, 2020
1-Year 5-Year Since Inception Inception Date
Class S Shares 7.42% 6.57% 6.08% 3/14/14
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark is calculated from 2/28/2014 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Securities described in the fund commentary may no longer be held in the fund.

Statement of Assets and Liabilities
Principal Funds, Inc.
August 31, 2020
3
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 779,905
Investment in affiliated Funds--at cost ...............................................................................................................
$ 30,689
Assets
Investment in securities--at value  ...................................................................................................................... $ 816,163
(a)
Investment in affiliated Funds--at value ................................................................................................................ 30,689
Receivables:
Dividends and interest ............................................................................................................................. 10,979
Expense reimbursement from Manager ........................................................................................................... 52
Fund shares sold ................................................................................................................................... 3,412
Investment securities sold ......................................................................................................................... 7,105
Total Assets   868,400
Liabilities
Accrued transfer agent fees ............................................................................................................................. 50
Accrued directors' expenses ............................................................................................................................. 3
Accrued professional fees ............................................................................................................................... 31
Accrued other expenses ................................................................................................................................. 17
Payables:
Fund shares redeemed ............................................................................................................................. 196
Investment securities purchased .................................................................................................................. 12,494
Collateral obligation on securities loaned, at value ..................................................................................................... 8,760
Total Liabilities
21,551
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 846,849
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 822,693
Total distributable earnings (accumulated loss) .........................................................................................................
24,156
Total Net Assets
$ 846,849
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 846,849
Shares Issued and Outstanding .................................................................................................................... 81,750
Net Asset Value per share .........................................................................................................................
$ 10 .36
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Year Ended August 31, 2020
4
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ...................................................................................................................... $ 204
Dividends .............................................................................................................................................. 1,942
Interest ................................................................................................................................................. 33,431
Securities lending - net ................................................................................................................................
49
Total Income 35,626
Expenses:
Registration fees - Class S ............................................................................................................................ 47
Shareholder reports - Class S ......................................................................................................................... 7
Transfer agent fees - Class S .......................................................................................................................... 274
Chief compliance officer expenses .................................................................................................................... 1
Custodian fees ......................................................................................................................................... 8
Directors' expenses .................................................................................................................................... 15
Professional fees ...................................................................................................................................... 36
Other expenses ........................................................................................................................................ 6
Total Gross Expenses 394
Less: Reimbursement from Manager - Class S ....................................................................................................... 394
Total Net Expenses –
Net Investment Income (Loss) 35,626
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (3,951)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 21,252
Net Realized and Unrealized Gain (Loss) on investments 17,301
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 52,927

Statement of Changes in Net Assets
Principal Funds, Inc.
5
See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 35,626 $ 33,282
Net realized gain (loss) on investments ............................................................................................. (3,951) (2,808)
Net change in unrealized appreciation/depreciation of investments ................................................................
21,252 17,274
Net Increase (Decrease) in Net Assets Resulting from Operations 52,927 47,748
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (38,142) (32,876)
From tax return of capital ...........................................................................................................
(99) –
Total Dividends and Distributions (38,241) (32,876)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
183,731 89,114
Total Increase (Decrease) in Net Assets 198,417 103,986
Net Assets
Beginning of period .................................................................................................................
648,432 544,446
End of period .......................................................................................................................
$ 846,849 $ 648,432
Class S
Capital Share Transactions:
Year Ended August 31, 2020
Dollars:
Sold ........................................................................................................... $ 332,732
Reinvested ...................................................................................................... 23,946
Redeemed .......................................................................................................
(172,947)
Net Increase (Decrease) .............................................................................................
$ 183,731
Shares:
Sold ........................................................................................................... 33,081
Reinvested ...................................................................................................... 2,381
Redeemed .......................................................................................................
(17,461)
Net Increase (Decrease) .............................................................................................
18,001
Year Ended August 31, 2019
Dollars:
Sold ........................................................................................................... $ 225,728
Reinvested ...................................................................................................... 21,352
Redeemed .......................................................................................................
(157,966)
Net Increase (Decrease) .............................................................................................
$ 89,114
Shares:
Sold ........................................................................................................... 23,051
Reinvested ...................................................................................................... 2,184
Redeemed .......................................................................................................
(16,226)
Net Increase (Decrease) .............................................................................................
9,009

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
6
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”) are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support, and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The fund may invest in the Institutional shares of Principal Government Money Market Fund (“Underlying Fund”),
another series the Fund. Investments in the Underlying Fund are valued at the closing net asset value per share of the Underlying Fund on the day of valuation.
The fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Fund in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Fund.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
7
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended August 31, 2020 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2020, the fund has adopted the ASU.
In March 2017, the FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund adopted the new amendment as of September 1, 2019.
The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss)
on the statement of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not impact the fund’s net assets.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statement of operations. There were no outstanding loans or borrowings on the Facility as of August 31, 2020.
During the period ended August 31, 2020, the fund lent to the Facility as follows (amounts in thousands):
During the year ended August 31, 2020, the fund did not borrow from the Facility.
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.20% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. The fund did not borrow against the line of credit during the period ended August 31, 2020 .
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Capital Securities Fund $ 96 2.17%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
8
Contingent Convertible Securities. Contingent convertible securities (“ CoCos ”), are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. To earn additional income, the fund may lend portfolio securities to approved brokerage firms. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statement of operations. As of August 31, 2020 , the fund had securities on loan as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
Market Value Collateral Value
Capital Securities Fund $ 8,190 $ 8,760
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
9
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
During the year, there were no purchases, sales, or transfers into or out of Level 3.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 759,215 $ — $ 759,215
Convertible Preferred Stocks
Financial 1,495 — — 1,495
Industrial — 2,963 — 2,963
Investment Companies 31,850 — — 31,850
Preferred Stocks
Communications 3,044 — — 3,044
Energy 4,092 — — 4,092
Financial 14,274 — — 14,274
Government 1,680 5,105 — 6,785
Utilities 1,130 — — 1,130
U.S. Government & Government Agency Obligations* — 22,004 — 22,004
Total investments in securities $ 57,565 $ 789,287 $ — $ 846,852
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
10
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the period ended August 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
For the year ended August 31, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2020 and August 31,
2019 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2020, the components of distributable earnings/(deficit) on a federal tax basis were as follows
(amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2020, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2020 , the fund did not utilize any capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year sub sequent to October 31 and December 31, respectively. As of August 31, 2020, the fund does not plan to defer any late year losses.
Purchases Sales
Capital Securities Fund $ 238,332 $ 84,614
Purchases Sales Securities Sold
Capital Securities Fund $ 34,643 $ 12,521
$ — $ —
Ordinary Income Return of Capital
2020 2019 2020 2019
Capital Securities Fund $ 38,142 $ 32,876 $ 99 $ —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ — $ — $ (8,956) $ 26,644 $ 6,468 $ 24,156
Short-Term Long-Term Total
Capital Securities Fund $ 619 $ 8,337 $ 8,956

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2020
11
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2020, the fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At August 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the fund’s performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Capital Securities Fund $ 99 $ (99)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 36,897 $ (10,253) $ 26,644 $ 820,208
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
August 31, 2020
See accompanying notes.
12
INVESTMENT COMPANIES - 3.76% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
Invesco Preferred ETF 28,229 $ 421
iShares Preferred & Income Securities ETF 20,163 740
$ 1,161
Money Market Funds - 3.62%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
30,688,659 30,689
TOTAL INVESTMENT COMPANIES $ 31,850
CONVERTIBLE PREFERRED STOCKS
- 0.53% Shares Held Value (000's)
Banks - 0.18%
Bank of America Corp 7.25%
(e)
1,000 $ 1,495
Hand & Machine Tools - 0.35%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(e)
2,500 2,963
TOTAL CONVERTIBLE PREFERRED STOCKS $ 4,458
PREFERRED STOCKS - 3.46% Shares Held Value (000's)
Banks - 0.95%
Fifth Third Bancorp 6.63%, 12/31/2023
(e)
88,310 $ 2,486
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(e),(f)
45,549 1,200
Huntington Bancshares Inc /OH 6.25%,
04/15/2021
(e),(f)
78,159 2,005
KeyCorp 6.13%, 12/15/2026
(e)
30,920 920
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(e)
28,980 808
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(e)
24,861 658
$ 8,077
Diversified Financial Services - 0.15%
Capital One Financial Corp 5.00%, 12/01/2024
(e)
50,000 1,259
Electric - 0.12%
Southern Co/The 0.00%, 01/30/2080
(b)
37,500 1,006
Southern Co/The 6.25%, 10/15/2075 1,300 33
$ 1,039
Gas - 0.01%
Entergy New Orleans LLC 5.50%, 04/01/2066 900 25
NiSource Inc 6.50%, 03/15/2024
(e)
2,439 66
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
$ 91
Insurance - 0.36%
American Financial Group Inc /OH 5.13%,
12/15/2059
425 11
American International Group Inc 5.85%,
03/15/2024
(e)
1,600 44
Arch Capital Group Ltd 5.45%, 08/17/2022
(e)
2,000 53
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
40,265 1,011
MetLife Inc 0.00%, 03/15/2025
(b),(e)
40,000 1,059
Voya Financial Inc 5.35%, 09/15/2029
(e)
30,000 845
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 3,023
Pipelines - 0.48%
Enbridge Inc 6.38%, 04/15/2078 158,468 4,092
3 Month USD LIBOR + 3.59%
REITs - 0.23%
Digital Realty Trust Inc 5.88%, 09/30/2020
(e)
724 19
Kimco Realty Corp 5.25%, 12/20/2022
(e)
14,318 379
PS Business Parks Inc 4.88%, 11/04/2024
(e)
1,447 39
PS Business Parks Inc 5.20%, 12/07/2022
(e),(f)
2,000 53
PS Business Parks Inc 5.25%, 09/21/2022
(e)
500 13
Public Storage 4.88%, 09/12/2024
(e),(f)
38,279 1,045
Public Storage 5.13%, 05/17/2021
(e),(f)
8,790 227
Public Storage 5.40%, 01/20/2021
(e),(f)
2,031 53
Public Storage 5.60%, 03/11/2024
(e)
500 14
Vornado Realty Trust 5.70%, 09/30/2020
(e)
2,867 73
$ 1,915
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign - 0.80%
CoBank ACB 6.13%, 10/01/2020
(e)
6,000 $ 630
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 1,050
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(e)
38,800 4,035
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(e),(g)
10,000 1,070
3 Month USD LIBOR + 4.01%
$ 6,785
Telecommunications - 0.36%
AT&T Inc 0.00%, 02/18/2025
(b),(e)
120,000 3,044
TOTAL PREFERRED STOCKS $ 29,325
BONDS - 89.65%
Principal
Amount (000's) Value (000's)
Banks - 49.11%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(e),(g),(h),( i )
$ 1,900 $ 2,178
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(e),(h),( i )
9,400 9,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Bank of America Corp
6.25%, 12/31/2049
(e),(h)
2,000 2,193
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(e),(h)
2,000 2,313
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(e),(h)
3,000 3,389
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.73%, 12/31/2049
(e)
8,100 8,078
3 Month USD LIBOR + 3.42%
4.62%, 12/31/2099
(e),(h)
7,408 7,742
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
4.90%, 12/31/2049
(e),(h)
9,000 9,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/31/2049
(e),(h)
5,450 6,156
3 Month USD LIBOR + 1.55%
10.18%, 06/12/2021
(g)
3,000 3,204
10.18%, 06/12/2021 900 961
Barclays PLC
8.00%, 12/31/2049
(e),(h),( i )
5,000 5,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 12/31/2049
(e),(g),(h),( i )
3,000 2,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 12/31/2049
(e),(h),( i )
800 853
USD Swap Rate NY 5 Year + 4.15%
7.20%, 12/31/2049
(e),(g),(h)
1,300 1,416
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(e),(g),(h),( i )
6,103 6,954
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(e),(g),(h),( i )
2,242 2,306
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(e),(h),( i )
9,942 10,228
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Inc
4.38%, 12/31/2049
(e)
1,000 995
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(e),(h)
6,000 6,037
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(e),(h)
1,500 1,702
3 Month USD LIBOR + 4.52%

Schedule of Investments
Capital Securities Fund
August 31, 2020
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
4.26%, 12/31/2049
(e)
$ 9,490 $ 8,932
3 Month USD LIBOR + 3.96%
5.65%, 12/31/2049
(e),(h)
500 536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 12/31/2049
(e),(f),(h)
3,500 3,518
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 12/31/2049
(e),(f),(h)
13,000 14,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.85%, 02/15/2027
(g)
22,771 20,625
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(e),(h),( i )
2,300 2,567
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(e),(g),(h),( i )
7,232 8,570
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
( i )
600 683
Credit Suisse Group AG
5.10%, 12/31/2049
(e),(h),( i )
5,000 4,978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/31/2049
(e),(g),(h),( i )
5,490 5,975
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(e),(g),(h),( i )
5,000 5,438
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(e),(g),(h),( i )
6,250 6,937
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12/31/2099
(e),(h),( i )
6,600 6,848
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 12/31/2049
(e),(h)
2,200 2,253
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc /The
4.17%, 12/31/2049
(e)
2,000 1,980
3 Month USD LIBOR + 3.92%
4.95%, 12/31/2049
(e),(h)
1,000 1,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 12/31/2049
(e),(f),(h)
2,000 2,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(e),(g),(h)
1,700 2,719
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(e),(h)
4,400 7,037
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(e),(h),( i )
3,000 3,101
USD Swap Rate NY 5 Year + 3.75%
6.38%, 12/31/2049
(e),(h),( i )
1,300 1,359
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(e),(h),( i )
500 539
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(e),(h),( i )
8,100 8,320
USD Swap Rate NY 5 Year + 5.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc /OH
4.45%, 12/31/2049
(e),(h)
$ 9,500 $ 9,547
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 12/31/2049
(e),(h)
4,000 4,470
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
0.94%, 06/15/2028 2,400 2,078
3 Month USD LIBOR + 0.63%
ING Groep NV
5.75%, 12/31/2049
(e),(h),( i )
7,000 7,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(e),(h),( i )
500 532
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
4.05%, 12/31/2099
(e)
5,000 4,983
3 Month USD LIBOR + 3.80%
4.60%, 12/31/2049
(e),(h)
4,600 4,617
United States Secured Overnight Financing
Rate + 3.13%
6.75%, 12/31/2049
(e),(h)
2,000 2,235
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(e),(h)
4,000 4,089
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
1.04%, 07/01/2028 2,000 1,798
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,891
Lloyds Bank PLC
12.00%, 12/31/2049
(e),(g),(h)
3,100 3,622
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(e),(h)
5,500 6,427
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 12/31/2049
(e),(g),(h)
1,200 1,365
3 Month USD LIBOR + 1.50%
7.50%, 12/31/2049
(e),(h),( i )
4,300 4,655
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(e),(h),( i )
6,600 7,261
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(e),(h)
4,000 4,214
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(e),(h)
1,300 1,411
3 Month USD LIBOR + 3.61%
Natwest Group PLC
2.63%, 12/31/2049
(e)
1,000 947
3 Month USD LIBOR + 2.32%
6.00%, 12/31/2049
(e),(f),(h),( i )
8,000 8,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.65%, 12/31/2049
(e),(h)
1,800 2,718
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(e),(h),( i )
1,000 1,140
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12/31/2049
(e),(h),( i )
2,800 2,943
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 12/31/2049
(e),(g),(h),( i )
4,300 4,558
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(e),(g),(h),( i )
13,400 14,941
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%

Schedule of Investments
Capital Securities Fund
August 31, 2020
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Northern Trust Corp
4.60%, 12/31/2049
(e),(h)
$ 2,400 $ 2,483
3 Month USD LIBOR + 3.20%
NTC Capital I
0.79%, 01/15/2027 1,250 1,170
3 Month USD LIBOR + 0.52%
NTC Capital II
0.87%, 04/15/2027 1,200 1,096
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
0.92%, 06/01/2028 3,000 2,748
3 Month USD LIBOR + 0.57%
RBS Capital Trust II
6.43%, 12/31/2049
(e),(h)
600 908
3 Month USD LIBOR + 1.94%
Regions Financial Corp
5.75%, 12/31/2049
(e),(h)
1,000 1,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(e),(h),( i )
200 207
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 12/31/2049
(e),(g),(h),( i )
5,500 5,734
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(e),(g),(h),( i )
5,000 5,179
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 12/31/2049
(e),(g),(h),( i )
3,500 3,981
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 12/31/2049
(e),(g),(h)
7,800 9,085
3 Month USD LIBOR + 1.46%
7.01%, 12/31/2049
(e),(f),(h)
3,600 4,193
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(e),(g),(h),( i )
3,300 3,469
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(e),(g),(h),( i )
1,000 1,084
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(e),(h),( i )
4,400 4,570
USD Swap Semi-Annual 5 Year + 4.11%
TCF National Bank
5.50%, 05/06/2030
(h)
2,000 2,071
3 Month USD LIBOR + 5.09%
Truist Bank
0.95%, 05/15/2027 4,500 4,192
3 Month USD LIBOR + 0.67%
0.96%, 03/15/2028 2,000 1,823
3 Month USD LIBOR + 0.65%
Truist Financial Corp
4.80%, 12/31/2099
(e),(h)
21,200 21,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 12/31/2099
(e),(h)
2,800 3,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 12/31/2049
(e),(h),( i )
1,600 1,631
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 12/31/2049
(e),(h),( i )
9,200 10,179
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 12/31/2049
(e),(g),(h),( i )
1,400 1,517
USD Swap Semi-Annual 5 Year + 4.34%
$ 415,895
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 4.51%
American Express Co
3.60%, 12/31/2049
(e)
$ 4,500 $ 4,174
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
4.15%, 12/31/2049
(e)
4,000 3,610
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
5.38%, 12/31/2049
(e),(h)
9,700 10,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 12/31/2049
(e),(h)
5,813 6,206
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.48%, 12/31/2049
(e),(g)
6,000 5,847
3 Month USD LIBOR + 3.17%
Discover Financial Services
6.13%, 12/31/2049
(e),(h)
7,150 7,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 38,193
Electric - 4.68%
Dominion Energy Inc
4.65%, 12/31/2099
(e),(h)
8,500 8,642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 7,240
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 12/31/2099
(e),(h)
5,050 5,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
10,000 11,200
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
1,700 1,994
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
700 763
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.36%, 10/01/2066
(f)
4,500 3,690
3 Month USD LIBOR + 2.07%
2.44%, 06/15/2067 580 475
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
250 269
3 Month USD LIBOR + 2.41%
$ 39,601
Food - 0.54%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(e),(g)
5,000 4,600
Gas - 1.08%
NiSource Inc
5.65%, 12/31/2049
(e),(h)
9,195 9,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.14%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
1,100 1,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 22.75%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,854
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,619
3 Month USD LIBOR + 2.94%

Schedule of Investments
Capital Securities Fund
August 31, 2020
See accompanying notes.
15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(h)
$ 13,077 $ 14,431
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 9,607
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,291
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(e),(g),(h)
4,905 6,502
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,636
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 14,125
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
2.67%, 05/01/2067 1,600 1,360
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc /The
2.41%, 02/12/2067
(g)
2,800 2,359
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 5,170
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
6,100 7,562
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,753
Lincoln National Corp
2.31%, 04/20/2067 4,200 2,980
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(f),(g),(h)
1,300 1,615
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
1,000 1,155
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,487
MetLife Inc
3.89%, 12/31/2049
(e)
3,500 3,452
3 Month USD LIBOR + 3.58%
6.40%, 12/15/2066 700 882
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
6,172 9,284
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 6,995
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,888
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,700
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 588
Nippon Life Insurance Co
5.00%, 10/18/2042
(g),(h)
1,525 1,624
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 881
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12/31/2049
(e),(h)
5,010 5,060
3 Month USD LIBOR + 2.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
3.70%, 10/01/2050
(h)
$ 1,300 $ 1,342
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 10,041
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,749
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
5.88%, 12/31/2049
(e),(f),(g),(h)
1,900 2,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.51%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
3,000 3,413
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 19,878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,317
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,286
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(e),(h)
1,400 1,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 192,652
Oil & Gas - 0.21%
BP Capital Markets PLC
4.38%, 12/31/2049
(e),(h)
1,700 1,785
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 5.40%
Enbridge Inc
5.75%, 07/15/2080
(h)
3,700 3,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,530
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
7,000 7,190
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,212 13,644
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,185
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,312
3 Month USD LIBOR + 4.15%
5.63%, 05/20/2075
(h)
600 621
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
4,000 4,370
3 Month USD LIBOR + 4.64%
$ 45,755
Sovereign - 0.36%
CoBank ACB
6.25%, 12/31/2049
(e),(h)
1,000 1,050
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 12/31/2049
(e),(g),(h)
1,900 2,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 3,083
Telecommunications - 0.20%
Koninklijke KPN NV
7.00%, 03/28/2073
(h)
1,000 1,088
USD Swap Semi-Annual 10 Year + 5.21%

Schedule of Investments
Capital Securities Fund
August 31, 2020
See accompanying notes.
16
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
7.00%, 04/04/2079
(h)
$ 500 $ 602
USD Swap Semi-Annual 5 Year + 4.87%
$ 1,690
Transportation - 0.67%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,657
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 759,215
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.60%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.60%
0.13%, 08/31/2022 $ 5,000 $ 4,999
0.13%, 08/15/2023 7,500 7,494
0.25%, 04/15/2023 2,500 2,507
0.25%, 07/31/2025 5,000 4,997
0.38%, 03/31/2022 2,000 2,007
$ 22,004
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 22,004
Total Investments $ 846,852
Other Assets and Liabilities -  0.00% (3)
TOTAL NET ASSETS - 100.00% $ 846,849
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,760 or
1.03% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $202,837 or 23.95% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
( i ) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See notes for additional information. At the end of the period, the value of these securities totaled $185,031 or 21.85%
of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 78.24%
Energy 6.09%
Utilities 5.89%
Government 3.76%
Money Market Funds 3.62%
Industrial 1.16%
Communications 0.56%
Consumer, Non-cyclical 0.54%
Investment Companies 0.14%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales August 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,563 $ 346,214 $ 332,088 $ 30,689
$ 16,563 $ 346,214 $ 332,088 $ 30,689
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 204 $ — $ — $ —
$ 204 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
August 31, 2020 (unaudited)
See accompanying notes.
17
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
18
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 :
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Total Dividends
and Distributions
Net Asset
Value End of
Period
CAPITAL SECURITIES FUND
Class S shares
2020 $ 10 .17 $ 0 .50 $ 0 .23 $ 0 .73 ( $ 0 .54 ) ( $ 0 .54 ) $ 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17
2018 10 .40 0 .58 ( 0 .49 ) 0 .09 ( 0 .54 ) ( 0 .54 ) 9 .95
2017 9 .98 0 .57 0 .36 0 .93 ( 0 .51 ) ( 0 .51 ) 10 .40
2016 9 .87 0 .57 0 .07 0 .64 ( 0 .53 ) ( 0 .53 ) 9 .98

See accompanying notes.
19
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
7 .42% $ 846,849 0 .00% (b) 4 .95% 14 .0%
8 .39 648,432 0 .00 (b) 5 .89 14 .7
0 .87 544,446 0 .00 (b) 5 .67 9 .1
9 .62 457,089 0 .00 (b) 5 .67 8 .4
6 .77 298,208 0 .00 (b) 5 .89 8 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm
20
To the Shareholders and the Board of Directors of Capital Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Capital Securities Fund (the fund) (one of the portfolios constituting
Principal Funds, Inc. (the Fund)), including the schedule of investments as of August 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at
August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 23 , 2020

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2020 (unaudited)
21
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2020 to
August 31, 2020 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S class of shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2020
Ending Account
Value August 31,
2020
Expenses Paid
During Period
March 1, 2020  to
August 31,
2020    (a)
Beginning
Account
Value March 1,
2020
Ending Account
Value August 31,
2020
Expenses Paid
During Period
March 1, 2020 to
August 31,
2020(a)
Annualized
Expense Ratio
Capital Securities Fund
Class S $1,000.00 $1,026.30 $0.00 $1,000.00 $1,025.14 $0.00 0.00%
(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

22
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 125 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
125 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 125 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 125 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
1965
Formerly, Legg Mason Global Asset Management 125 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 125 None

23
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 125 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
125 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
125 None

24
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)

25
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

26
of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2019 and as supplemented, and the Statement of Additional Information dated December 31, 2019 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 10, 2020 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of
1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

27
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) an amended subadvisory agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and Finisterre Capital LLP for the Global Multi-Strategy
Fund; (2) an amended subadvisory agreement between the Manager and Graham Capital Management, L.P. for the Global Multi-Strategy
Fund; (3) an amended subadvisory agreement between the Manager and KLS Diversified Asset Management LP for the Global Multi-Strategy
Fund; (4) an amended subadvisory agreement between the Manager and Loomis, Sayles & Company, L.P. for the Global Multi-Strategy
Fund; (5) an amended subadvisory agreement between the Manager and York Registered Holdings, L.P. for the Global Multi-Strategy
Fund; (6) an amended subadvisory agreement between the Manager and Los Angeles Capital Management and Equity Research, Inc. for
the Global Multi-Strategy Fund; (7) an amended subadvisory agreement between the Manager and BlackRock Financial Management, Inc.
for the Diversified Real Asset Fund; (8) an amended subadvisory agreement between the Manager and ClearBridge RARE Infrastructure
(North America) Pty Limited for the Diversified Real Asset Fund; (9) an amended subadvisory agreement between the Manager and Mellon
Investments Corporation for the Diversified Real Asset Fund; (10) an amended subadvisory agreement between the Manager and Symphony
Asset Management LLC for the Diversified Real Asset Fund; and (11) a new subadvisory agreement between the Manager and ClearBridge
RARE Infrastructure (North America) Pty Limited with respect to the public global infrastructure investment sleeve of the Diversified Real
Asset Fund.
Finisterre Amended Subadvisory Agreement – Global Multi-Strategy Fund
On March 10, 2020, the Board considered whether to approve an amended subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (the “Subadvisor”) with respect to the Fund in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule that would result in a reduction in the subadvisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted
that because the Fund’s subadvisory fee was paid by the Manager, the amendment of the subadvisory fee schedule would not change the management fee rate paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the amendment of the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory
Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended
Subadvisory Agreement.
Approval of Amended Subadvisory Agreements for Global Multi-Strategy Fund and Diversified Real Asset Fund
On June 9, 2020, the Board considered whether to approve the following amended subadvisory agreements:
For PFI Global Multi-Strategy Fund (a “Fund”):
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Graham Capital
Management, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and KLS Diversified
Asset Management LP (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Loomis, Sayles &
Company, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and York Registered
Holdings, L.P. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels; and

28
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Los Angeles
Capital Management and Equity Research, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels; and
For PFI Diversified Real Asset Fund (a “Fund”):
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and BlackRock
Financial Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and ClearBridge
RARE Infrastructure (North America) Pty Limited (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels;
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Mellon Investments
Corporation (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels; and
The approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Symphony Asset
Management LLC (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the sub--advisory fee schedule to reduce the effective subadvisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory
Agreements and noted that because the subadvisory fees were paid by the Manager, the amendments would not change the management fee rates paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Subadvisor provides to the applicable Fund and that each Subadvisor’s obligations under the applicable Subadvisory
Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the subadvisory fee schedule.
The Board considered that they had last approved each Subadvisory Agreement for each applicable Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreements.
ClearBridge RARE Infrastructure (North America) Pty Limited Subadvisory Agreement – Diversified Real Asset Fund
On June 9, 2020, the Board considered whether to approve a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and ClearBridge RARE Infrastructure (North America) Pty Limited (the “Subadvisor”) with respect to the public global infrastructure investment sleeve of the Fund.
The New Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor that is expected to be effective in the third quarter of 2020. This transaction, if completed, would result in the “assignment” (as defined in the
Investment Company Act of 1940) of the current subadvisory agreement between the Manager and the Subadvisor (the “Current Subadvisory
Agreement”), causing the Current Subadvisory Agreement to terminate automatically. The Manager proposed that the Board approve the
New Subadvisory Agreement to take effect upon the termination of the Current Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Fund following the change in control.
The Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the annual renewal of the Current Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting, and that they had subsequently approved an amendment to the Current
Subadvisory Agreement at the Board of Directors’ June 2020 meeting to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under

29
the Current Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Current Subadvisory
Agreement were reasonable and that approval of the Current Subadvisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statement that there were no anticipated changes to the current portfolio management team, investment philosophy or process at the Subadvisor, that the change in ownership was not expected to impact the nature, quality or extent of services that the
Subadvisor provides to the Fund and that the Manager, after considering the assignment, continued to believe that the Subadvisor is an appropriate subadvisor for the Fund. The Board also noted the Manager’s statement that the New Subadvisory Agreement for the Fund would be identical to the Current Subadvisory Agreement in all material respects (including the subadvisory fee schedule).
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the New Subadvisory
Agreement to take effect following the change in control of the Subadvisor.

30
Special Meeting of Shareholders
Principal Funds, Inc.
Held June 23, 2020
1. Approval of a Plan of Acquisition providing for the reorganization of the SystematEx International Fund into the Diversified International
Fund.
For Against Abstain
SystematEx International Fund 22,860,968.411 0.000 0.000

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2020 (unaudited)
31
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2020 , that qualifies for the DRD is as follows:
Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The QDI percentage of ordinary income distributions is as follows:
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD
Capital Securities Fund 29.61%
QDI
Capital Securities Fund 59.51%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV903-06 | 08/2020 | 921208

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2019 - $650,375
August 31, 2020 – $476,380

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2019 - $5,500
August 31, 2020 - $11,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2019 - $229,014
August 31, 2020 - $206,379

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2019 - $234,514
August 31, 2020 - $217,379

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Mark Grimmett, and Elizabeth Nickels.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	10/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	10/9/2020

By	/s/ Tracy W. Bollin

            Tracy W. Bollin, Chief Financial Officer

Date	10/9/2020